UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 63.0%
Advertising Agencies - 0.5%

Interpublic Group of Cos., Inc.	1,068	$18,925
Omnicom Group, Inc.	11,846	896,505

		915,430

Advertising Services - 0.1%

Dentsu, Inc.	4,600	172,890
Hakuhodo DY Holdings, Inc.	1,200	8,961
Sizmek, Inc.†	493	6,108

		187,959

Aerospace/Defense - 1.3%

Aerovironment, Inc.†	494	15,433
Boeing Co.	13,437	1,732,298
Cubic Corp.	526	27,352
Lockheed Martin Corp.	555	90,076
National Presto Industries, Inc.	122	9,399
Northrop Grumman Corp.	2,075	251,137
Raytheon Co.	1,105	108,191
Teledyne Technologies, Inc.†	961	94,159

		2,328,045

Aerospace/Defense-Equipment - 0.3%

AAR Corp.	1,014	29,305
Curtiss-Wright Corp.	1,214	82,746
GenCorp, Inc.†	1,566	29,175
IHI Corp.	44,000	201,041
Kaman Corp.	695	27,605
Moog, Inc., Class A†	1,163	72,025
Orbital Sciences Corp.†	1,549	44,022
United Technologies Corp.	294	34,404

		520,323

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	1,422	356,780

Agricultural Operations - 0.0%

Andersons, Inc.	675	37,017

Airlines - 0.1%

Allegiant Travel Co.	370	36,726
ANA Holdings, Inc.	4,000	8,922
Delta Air Lines, Inc.	2,406	79,904
SkyWest, Inc.	1,313	16,675

		142,227

Alternative Waste Technology - 0.1%

Calgon Carbon Corp.†	1,399	28,162
Darling International, Inc.†	4,054	81,810

		109,972

Apparel Manufacturers - 0.1%

G-III Apparel Group, Ltd.†	421	29,255
Michael Kors Holdings, Ltd.†	589	57,740
Oxford Industries, Inc.	370	28,956
Quiksilver, Inc.†	3,275	25,545
VF Corp.	552	32,342

		173,838

Appliances - 0.1%

iRobot Corp.†	740	31,021
Whirlpool Corp.	375	54,236

		85,257

Applications Software - 0.9%

Ebix, Inc.	799	12,984
Epiq Systems, Inc.	796	11,287
Intuit, Inc.	1,857	145,125
Microsoft Corp.	32,853	1,258,598
Progress Software Corp.†	1,319	32,896
Tangoe, Inc.†	872	16,585

		1,477,475

Audio/Video Products - 0.3%

Daktronics, Inc.	929	13,164
DTS, Inc.†	467	9,485
Panasonic Corp.	22,600	283,360
Sony Corp.	10,800	188,897
Universal Electronics, Inc.†	385	16,089
VOXX International Corp.†	506	6,578

		517,573

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	765	45,648

Auto-Cars/Light Trucks - 1.4%

Ford Motor Co.	6,397	98,450
Fuji Heavy Industries, Ltd.	8,000	216,410
General Motors Co.	165	5,973
Honda Motor Co., Ltd.	12,400	444,363
Isuzu Motors, Ltd.	19,000	115,564
Nissan Motor Co., Ltd.	12,200	109,209
Suzuki Motor Corp.	5,500	147,593
Toyota Motor Corp.	20,900	1,199,126

		2,336,688

Auto/Truck Parts & Equipment-Original - 0.5%

Aisin Seiki Co., Ltd.	4,200	145,681
BorgWarner, Inc.	396	24,334
Delphi Automotive PLC	1,677	111,638
Denso Corp.	3,800	203,125
Johnson Controls, Inc.	1,442	71,235
Spartan Motors, Inc.	786	4,457
Sumitomo Electric Industries, Ltd.	7,900	120,786
Superior Industries International, Inc.	579	10,584
Titan International, Inc.	1,334	25,293
Toyota Industries Corp.	4,400	203,203

		920,336

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.†	776	44,713
Standard Motor Products, Inc.	527	18,524

		63,237

Banks-Commercial - 1.8%

Bank of Kyoto, Ltd.	19,000	146,556
Bank of the Ozarks, Inc.	828	52,512
Bank of Yokohama, Ltd.	23,000	115,938
Banner Corp.	483	19,170
BBCN Bancorp, Inc.	2,031	34,568
Cardinal Financial Corp.	752	12,964
Chiba Bank, Ltd.	19,000	115,004
City Holding Co.	389	17,225
Columbia Banking System, Inc.	1,314	34,453
Community Bank System, Inc.	1,034	37,669
CVB Financial Corp.	2,400	37,368
First BanCorp Puerto Rico†	2,547	13,270
First Commonwealth Financial Corp.	2,351	20,031
First Financial Bancorp	1,443	24,589
First Financial Bankshares, Inc.	778	47,053

First Midwest Bancorp, Inc.	1,924	32,073
FNB Corp.	4,241	51,698
Glacier Bancorp, Inc.	1,905	52,864
Hanmi Financial Corp.	814	19,072
Home BancShares, Inc.	1,217	40,843
Independent Bank Corp.	586	21,559
Joyo Bank, Ltd.	32,000	152,501
M&T Bank Corp.	1,312	152,966
MB Financial, Inc.	1,408	42,986
Mizuho Financial Group, Inc.	146,800	301,476
National Penn Bancshares, Inc.	2,988	32,270
NBT Bancorp, Inc.	1,110	26,063
Old National Bancorp	2,580	36,197
PacWest Bancorp	983	42,662
Pinnacle Financial Partners, Inc.	847	30,560
PrivateBancorp, Inc.	1,672	48,254
Regions Financial Corp.	19,370	206,097
Resona Holdings, Inc.	900	4,687
S&T Bancorp, Inc.	743	17,141
Shizuoka Bank, Ltd.	11,000	106,141
Simmons First National Corp., Class A	415	14,786
Sumitomo Mitsui Financial Group, Inc.	9,300	414,877
Sumitomo Mitsui Trust Holdings, Inc.	28,000	131,237
Susquehanna Bancshares, Inc.	4,798	52,490
Taylor Capital Group, Inc.†	359	8,472
Texas Capital Bancshares, Inc.†	1,050	66,098
Tompkins Financial Corp.	288	13,942
TrustCo Bank Corp.	2,311	15,622
UMB Financial Corp.	960	59,846
Umpqua Holdings Corp.	2,868	50,964
United Bankshares, Inc.	1,603	47,176
United Community Banks, Inc.†	953	15,906
ViewPoint Financial Group, Inc.	889	22,225
Wilshire Bancorp, Inc.	1,739	17,651
Wintrust Financial Corp.	1,181	54,657

		3,132,429

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	2,045	26,667

Banks-Super Regional - 2.2%

Capital One Financial Corp.	11,303	829,979
Comerica, Inc.	1,226	59,069
Fifth Third Bancorp	18,692	405,523
Huntington Bancshares, Inc.	7,968	75,935
KeyCorp	7,236	95,298
SunTrust Banks, Inc.	2,857	107,652
US Bancorp	2,476	101,862
Wells Fargo & Co.	45,657	2,119,398

		3,794,716

Batteries/Battery Systems - 0.1%

EnerSys, Inc.	1,215	86,314

Beverages-Non-alcoholic - 0.6%

Coca-Cola Co.	1,369	52,296
Coca-Cola West Co., Ltd.	400	7,409
Dr Pepper Snapple Group, Inc.	5,781	301,248
Monster Beverage Corp.†	2,991	221,334
PepsiCo, Inc.	4,629	370,644

		952,931

Brewery - 0.2%

Asahi Group Holdings, Ltd.	4,800	134,515
Boston Beer Co., Inc., Class A†	224	53,032
Kirin Holdings Co., Ltd.	11,000	149,700

		337,247

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class A†	355	29,579

Building & Construction Products-Misc. - 0.1%

Drew Industries, Inc.	560	27,574
Gibraltar Industries, Inc.†	728	13,417
Quanex Building Products Corp.	923	17,943
Simpson Manufacturing Co., Inc.	1,042	36,835

		95,769

Building & Construction-Misc. - 0.0%

Aegion Corp.†	968	22,409
Dycom Industries, Inc.†	865	24,990

		47,399

Building Products-Air & Heating - 0.0%

AAON, Inc.	696	20,796
Comfort Systems USA, Inc.	951	15,625

		36,421

Building Products-Cement - 0.1%

Headwaters, Inc.†	1,874	24,980
Taiheiyo Cement Corp.	8,000	28,142
Texas Industries, Inc.†	550	46,695

		99,817

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	738	25,262
Asahi Glass Co., Ltd.	19,000	104,363
Griffon Corp.	1,130	14,012

		143,637

Building Products-Wood - 0.1%

Boise Cascade Co.†	802	23,731
Masco Corp.	3,571	83,383
Universal Forest Products, Inc.	494	27,531

		134,645

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	630	7,113

Building-Maintenance & Services - 0.0%

ABM Industries, Inc.	1,314	37,094

Building-Mobile Home/Manufactured Housing - 0.0%

Winnebago Industries, Inc.†	702	18,715

Building-Residential/Commercial - 0.9%

D.R. Horton, Inc.	39,075	959,682
Daiwa House Industry Co., Ltd.	6,000	108,834
M/I Homes, Inc.†	594	14,791
Meritage Homes Corp.†	926	44,642
PulteGroup, Inc.	943	19,794
Ryland Group, Inc.	1,184	55,162
Sekisui Chemical Co., Ltd.	13,000	148,049

Sekisui House, Ltd.	11,000	137,703
Standard Pacific Corp.†	3,835	34,937

		1,523,594

Cable/Satellite TV - 0.5%

Cablevision Systems Corp., Class A	1,920	33,792
Comcast Corp., Class A	11,920	616,145
Time Warner Cable, Inc.	1,277	179,227

		829,164

Casino Hotels - 0.0%

Boyd Gaming Corp.†	1,869	21,718
Monarch Casino & Resort, Inc.†	224	4,222

		25,940

Casino Services - 0.0%

Multimedia Games Holding Co., Inc.†	758	25,033

Cellular Telecom - 0.1%

NTELOS Holdings Corp.	377	5,270
NTT DOCOMO, Inc.	9,100	152,099

		157,369

Chemicals-Diversified - 1.7%

Asahi Kasei Corp.	27,000	191,815
Dow Chemical Co.	12,341	601,130
E.I. du Pont de Nemours & Co.	19,709	1,313,013
Innophos Holdings, Inc.	545	29,931
Kuraray Co., Ltd.	13,300	148,722
LyondellBasell Industries NV, Class A	3,289	289,695
Mitsubishi Chemical Holdings Corp.	27,500	124,030
Nitto Denko Corp.	200	9,345
PPG Industries, Inc.	334	66,072
Shin-Etsu Chemical Co., Ltd.	3,200	181,051

		2,954,804

Chemicals-Other - 0.0%

American Vanguard Corp.	603	13,417

Chemicals-Plastics - 0.1%

A. Schulman, Inc.	734	25,506
PolyOne Corp.	2,466	92,475

		117,981

Chemicals-Specialty - 0.1%

Balchem Corp.	772	38,994
H.B. Fuller Co.	1,288	62,442
Hawkins, Inc.	244	8,694
International Flavors & Fragrances, Inc.	149	13,975
Kraton Performance Polymers, Inc.†	805	22,330
OM Group, Inc.	820	25,912
Quaker Chemical Corp.	338	26,120
Stepan Co.	486	29,549
Zep, Inc.	558	9,821

		237,837

Circuit Boards - 0.0%

Park Electrochemical Corp.	523	14,900
TTM Technologies, Inc.†	1,350	11,340

		26,240

Coal - 0.1%

Arch Coal, Inc.	5,440	24,806
Cloud Peak Energy, Inc.†	1,561	30,283
Peabody Energy Corp.	3,580	62,865
SunCoke Energy, Inc.†	1,756	39,124

		157,078

Coatings/Paint - 0.1%

Sherwin-Williams Co.	638	127,906

Commercial Services - 0.1%

ExlService Holdings, Inc.†	793	22,196
Healthcare Services Group, Inc.	1,789	48,178
Live Nation Entertainment, Inc.†	3,626	82,274
Medifast, Inc.†	317	8,350
TeleTech Holdings, Inc.†	482	11,606

		172,604

Commercial Services-Finance - 0.3%

Alliance Data Systems Corp.†	253	72,133
Cardtronics, Inc.†	1,153	46,719
Green Dot Corp., Class A†	525	10,579
Heartland Payment Systems, Inc.	945	38,216
MasterCard, Inc., Class A	5,065	393,652
McGraw Hill Financial, Inc.	98	7,806

		569,105

Communications Software - 0.0%

Digi International, Inc.†	686	6,551

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	979	27,843

Computer Services - 1.0%

CACI International, Inc., Class A†	600	47,298
CIBER, Inc.†	1,552	7,419
Cognizant Technology Solutions Corp., Class A†	371	38,606
Computer Sciences Corp.	1,826	115,403
iGATE Corp.†	747	25,286
Insight Enterprises, Inc.†	1,049	24,106
International Business Machines Corp.	7,051	1,305,634
j2 Global, Inc.	1,123	57,722
LivePerson, Inc.†	1,262	16,507
Manhattan Associates, Inc.†	1,968	74,567
Sykes Enterprises, Inc.†	972	19,129
Virtusa Corp.†	656	23,859

		1,755,536

Computer Software - 0.0%

Blackbaud, Inc.	1,173	36,738

Computers - 1.6%

Apple, Inc.	4,729	2,488,589
Hewlett-Packard Co.	8,121	242,655

		2,731,244

Computers-Integrated Systems - 0.1%

Agilysys, Inc.†	399	5,794
Mercury Systems, Inc.†	853	9,468
MTS Systems Corp.	393	27,887
Netscout Systems, Inc.†	940	35,701
Super Micro Computer, Inc.†	796	16,071

		94,921

Computers-Memory Devices - 0.4%

EMC Corp.	15,040	396,605
NetApp, Inc.	2,951	119,250
SanDisk Corp.	1,351	100,379
Western Digital Corp.	887	77,160

		693,394

Computers-Periphery Equipment - 0.1%

Electronics for Imaging, Inc.†	1,205	53,743
Synaptics, Inc.†	890	57,886

		111,629

Consulting Services - 0.1%

Forrester Research, Inc.	329	11,916
MAXIMUS, Inc.	1,756	83,919
Navigant Consulting, Inc.†	1,234	21,509

		117,344

Consumer Products-Misc. - 0.1%

Blyth, Inc.	233	2,279
Central Garden and Pet Co., Class A†	1,089	8,015
Clorox Co.	1,003	87,542
Helen of Troy, Ltd.†	772	50,419
Kimberly-Clark Corp.	422	46,568
WD-40 Co.	368	26,831

		221,654

Containers-Metal/Glass - 0.2%

Ball Corp.	4,634	257,465
Owens-Illinois, Inc.†	805	27,306

		284,771

Cosmetics & Toiletries - 0.5%

Avon Products, Inc.	3,335	51,593
Inter Parfums, Inc.	434	14,587
Kao Corp.	5,300	182,013
Procter & Gamble Co.	7,333	576,814
Shiseido Co., Ltd.	5,800	102,698

		927,705

Data Processing/Management - 0.1%

CSG Systems International, Inc.	840	23,520
Dun & Bradstreet Corp.	500	49,605
Fidelity National Information Services, Inc.	2,465	137,079

		210,204

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	391	31,135

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	1,772	13,680

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	1,034	21,569

Direct Marketing - 0.0%

Harte-Hanks, Inc.	1,076	8,597

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	475	68,476
ICU Medical, Inc.†	336	19,441
Merit Medical Systems, Inc.†	1,032	15,573

		103,490

Distribution/Wholesale - 0.3%

Fossil Group, Inc.†	981	112,727
Genuine Parts Co.	2,298	202,431
MWI Veterinary Supply, Inc.†	329	53,601
Pool Corp.	1,177	68,807
ScanSource, Inc.†	721	28,306
United Stationers, Inc.	1,023	43,611

		509,483

Diversified Banking Institutions - 2.6%

Bank of America Corp.	68,909	1,139,066
Citigroup, Inc.	7,398	359,765
JPMorgan Chase & Co.	21,154	1,201,970
Mitsubishi UFJ Financial Group, Inc.	89,900	518,535
Morgan Stanley	43,888	1,351,750

		4,571,086

Diversified Manufacturing Operations - 1.6%

3M Co.	1,478	199,131
Actuant Corp., Class A	1,872	65,632
AZZ, Inc.	653	28,974
Barnes Group, Inc.	1,176	45,217
Danaher Corp.	2,971	227,252
Dover Corp.	11,491	1,083,601
EnPro Industries, Inc.†	537	38,465
Federal Signal Corp.†	1,579	20,290
General Electric Co.	19,078	485,917
Illinois Tool Works, Inc.	5,517	455,153
Koppers Holdings, Inc.	514	20,324
Leggett & Platt, Inc.	1,375	44,069
LSB Industries, Inc.†	470	15,364
Lydall, Inc.†	393	7,962
Standex International Corp.	317	17,533
Textron, Inc.	402	15,959
Tredegar Corp.	645	16,067

		2,786,910

Diversified Minerals - 0.0%

AMCOL International Corp.	640	28,403
US Silica Holdings, Inc.	1,360	44,608

		73,011

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	452	38,239
Viad Corp.	506	12,169

		50,408

E-Commerce/Products - 0.2%

Amazon.com, Inc.†	561	203,138
Blue Nile, Inc.†	312	10,979
eBay, Inc.†	1,736	102,025
FTD Cos., Inc.†	457	14,194
Stamps.com, Inc.†	375	13,193

		343,529

E-Commerce/Services - 0.2%

Dena Co., Ltd.	900	19,456
Netflix, Inc.†	28	12,478
OpenTable, Inc.†	596	47,495

priceline.com, Inc.†	221	298,093
TripAdvisor, Inc.†	268	26,864

		404,386

E-Marketing/Info - 0.0%

comScore, Inc.†	851	26,908
Liquidity Services, Inc.†	648	16,602
QuinStreet, Inc.†	654	4,310

		47,820

E-Services/Consulting - 0.0%

Perficient, Inc.†	827	16,879

Electric Products-Misc. - 0.4%

AMETEK, Inc.	298	15,866
Emerson Electric Co.	5,175	337,721
Hitachi, Ltd.	42,000	331,394
Littelfuse, Inc.	574	54,168

		739,149

Electric-Generation - 0.1%

AES Corp.	9,139	124,747

Electric-Integrated - 0.8%

ALLETE, Inc.	950	47,984
Avista Corp.	1,538	45,525
Edison International	2,996	156,900
El Paso Electric Co.	1,035	36,484
Exelon Corp.	11,487	349,320
Kansai Electric Power Co., Inc.†	8,400	93,599
NorthWestern Corp.	986	45,297
Public Service Enterprise Group, Inc.	6,956	255,007
TECO Energy, Inc.	18,539	311,084
UIL Holdings Corp.	1,447	56,028
UNS Energy Corp.	1,064	64,383

		1,461,611

Electronic Components-Misc. - 0.9%

Bel Fuse, Inc., Class B	233	4,427
Benchmark Electronics, Inc.†	1,384	32,994
CTS Corp.	863	17,622
Hoya Corp.	8,200	243,011
Jabil Circuit, Inc.	24,378	451,237
Kyocera Corp.	3,400	153,379
Methode Electronics, Inc.	910	30,849
Murata Manufacturing Co., Ltd.	2,100	199,971
NEC Corp.	16,000	53,925
Nippon Electric Glass Co., Ltd.	2,000	9,060
OSI Systems, Inc.†	470	28,891
Plexus Corp.†	866	35,636
Rogers Corp.†	454	29,374
Sanmina Corp.†	2,158	36,600
TE Connectivity, Ltd.	1,527	89,452
Toshiba Corp.	40,000	172,939

		1,589,367

Electronic Components-Semiconductors - 0.6%

Broadcom Corp., Class A	7,618	226,407
Ceva, Inc.†	519	9,384
Diodes, Inc.†	896	21,334
DSP Group, Inc.†	567	4,797
Entropic Communications, Inc.†	2,229	9,763
First Solar, Inc.†	131	7,476
GT Advanced Technologies, Inc.†	3,395	48,650
Intel Corp.	632	15,648
Kopin Corp.†	1,543	6,157
Microsemi Corp.†	2,408	55,528
Monolithic Power Systems, Inc.†	891	31,933
NVIDIA Corp.	5,094	93,628
QLogic Corp.†	2,223	25,387
Rubicon Technology, Inc.†	513	6,623
Supertex, Inc.†	260	8,562
Texas Instruments, Inc.	10,738	482,780

		1,054,057

Electronic Connectors - 0.1%

Amphenol Corp., Class A	1,393	122,612

Electronic Measurement Instruments - 0.2%

Analogic Corp.	318	29,975
Badger Meter, Inc.	358	19,661
ESCO Technologies, Inc.	659	23,619
FARO Technologies, Inc.†	425	24,454
Keyence Corp.	400	171,642
Measurement Specialties, Inc.†	386	23,546

		292,897

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	201	13,216
Taser International, Inc.†	1,320	25,383

		38,599

Electronics-Military - 0.0%

L-3 Communications Holdings, Inc.	653	75,356

Energy-Alternate Sources - 0.0%

FutureFuel Corp.	557	9,664
Green Plains Renewable Energy, Inc.	605	15,990

		25,654

Engineering/R&D Services - 0.6%

EMCOR Group, Inc.	1,720	80,461
Engility Holdings, Inc.†	442	18,445
Exponent, Inc.	328	23,367
Fluor Corp.	1,898	147,456
Foster Wheeler AG†	24,692	793,107

		1,062,836

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	1,202	27,382

Enterprise Software/Service - 0.5%

CA, Inc.	4,613	154,535
Digital River, Inc.†	722	12,830
MicroStrategy, Inc., Class A†	232	29,958
Omnicell, Inc.†	879	25,298
Oracle Corp.	15,124	591,500
SYNNEX Corp.†	675	40,149
Tyler Technologies, Inc.†	727	68,178

		922,448

Entertainment Software - 0.1%

Electronic Arts, Inc.†	1,293	36,967
Take-Two Interactive Software, Inc.†	2,364	46,736

		83,703

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	1,644	47,479

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†	599	29,124
Portfolio Recovery Associates, Inc.†	1,275	69,143
SLM Corp.	2,832	67,798
World Acceptance Corp.†	274	26,263

		192,328

Finance-Credit Card - 0.2%

American Express Co.	564	51,482
Credit Saison Co., Ltd.	800	17,538
Visa, Inc., Class A	1,147	259,153

		328,173

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	420	11,134
Daiwa Securities Group, Inc.	19,000	171,013
Evercore Partners, Inc., Class A	841	46,793
FXCM, Inc., Class A	892	15,030
Interactive Brokers Group, Inc., Class A	1,281	28,490
Investment Technology Group, Inc.†	930	16,070
Nomura Holdings, Inc.	30,200	203,866
Piper Jaffray Cos.†	408	17,095
Stifel Financial Corp.†	1,511	72,664
SWS Group, Inc.†	706	5,754

		587,909

Finance-Leasing Companies - 0.1%

ORIX Corp.	11,800	173,922

Finance-Other Services - 0.1%

Higher One Holdings, Inc.†	831	6,648
MarketAxess Holdings, Inc.	964	56,915
Outerwall, Inc.†	643	45,479
WageWorks, Inc.†	762	45,072

		154,114

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	496	31,615

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	176	5,329
TreeHouse Foods, Inc.†	933	66,486

		71,815

Food-Confectionery - 0.2%

Hershey Co.	2,663	281,799

Food-Meat Products - 0.3%

Hormel Foods Corp.	9,755	462,875
Nippon Meat Packers, Inc.	1,000	16,036
Tyson Foods, Inc., Class A	2,048	80,794

		559,705

Food-Misc./Diversified - 1.5%

Ajinomoto Co., Inc.	11,000	170,453
Annie’s, Inc.†	416	15,592
B&G Foods, Inc.	1,370	41,045
Cal-Maine Foods, Inc.	373	19,609
Calbee, Inc.	800	19,424
Diamond Foods, Inc.†	511	14,676
General Mills, Inc.	4,541	227,186
J&J Snack Foods Corp.	373	34,644
Kellogg Co.	10,296	624,864
Kraft Foods Group, Inc.	11,787	651,468
Mondelez International, Inc., Class A	23,875	812,466
Snyders-Lance, Inc.	1,253	33,944

		2,665,371

Food-Retail - 0.2%

Kroger Co.	3,334	139,828
Nutrisystem, Inc.	748	11,011
Seven & I Holdings Co., Ltd.	5,900	221,054

		371,893

Food-Wholesale/Distribution - 0.1%

Calavo Growers, Inc.	340	10,588
Spartan Stores, Inc.	939	21,212
Sysco Corp.	3,621	130,428

		162,228

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	2,266	34,511
Iconix Brand Group, Inc.†	1,322	53,197
Skechers U.S.A., Inc., Class A†	1,014	34,202
Steven Madden, Ltd.†	1,490	54,311
Wolverine World Wide, Inc.	2,577	67,930

		244,151

Forestry - 0.0%

Deltic Timber Corp.	286	18,001

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	1,517	36,863

Garden Products - 0.1%

Toro Co.	1,465	97,027

Gas-Distribution - 0.4%

Laclede Group, Inc.	780	35,763
New Jersey Resources Corp.	1,077	48,476
Northwest Natural Gas Co.	672	28,809
Osaka Gas Co., Ltd.	44,000	182,883
Piedmont Natural Gas Co., Inc.	1,946	65,814
South Jersey Industries, Inc.	825	47,173
Southwest Gas Corp.	1,188	64,176
Tokyo Gas Co., Ltd.	32,000	160,361

		633,455

Golf - 0.0%

Callaway Golf Co.	1,910	16,082

Health Care Cost Containment - 0.0%

Corvel Corp.†	272	12,515

Home Furnishings - 0.1%

American Woodmark Corp.†	287	9,216
Ethan Allen Interiors, Inc.	648	16,284
La-Z-Boy, Inc.	1,344	34,326
Select Comfort Corp.†	1,391	25,121

		84,947

Hotels/Motels - 0.1%

Marcus Corp.	470	6,632
Starwood Hotels & Resorts Worldwide, Inc.	2,194	180,917
Wyndham Worldwide Corp.	731	53,275

		240,824

Human Resources - 0.1%

AMN Healthcare Services, Inc.†	1,164	16,215
CDI Corp.	347	6,340
Cross Country Healthcare, Inc.†	754	7,842
Heidrick & Struggles International, Inc.	383	7,043
Insperity, Inc.	583	17,018
Kelly Services, Inc., Class A	678	17,058
Korn/Ferry International†	1,268	32,194
Monster Worldwide, Inc.†	2,589	20,634
On Assignment, Inc.†	1,187	40,833
Resources Connection, Inc.	1,018	13,947
TrueBlue, Inc.†	1,052	29,961

		209,085

Identification Systems - 0.0%

Brady Corp., Class A	1,203	32,180
Checkpoint Systems, Inc.†	1,020	14,943

		47,123

Import/Export - 0.6%

ITOCHU Corp.	15,000	186,302
Marubeni Corp.	23,000	161,138
Mitsubishi Corp.	11,600	221,924
Mitsui & Co., Ltd.	15,000	230,520
Sumitomo Corp.	13,700	180,656

		980,540

Industrial Automated/Robotic - 0.2%

Cognex Corp.†	2,125	80,028
FANUC Corp.	1,500	260,219

		340,247

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	733	45,167

Instruments-Scientific - 0.5%

FEI Co.	1,070	109,835
PerkinElmer, Inc.	14,693	665,887

		775,722

Insurance Brokers - 0.0%

eHealth, Inc.†	477	22,896

Insurance-Life/Health - 0.5%

Aflac, Inc.	3,867	247,797
Dai-ichi Life Insurance Co., Ltd.	9,300	135,612
Principal Financial Group, Inc.	604	27,392
Prudential Financial, Inc.	3,673	310,662
Unum Group	2,491	86,637

		808,100

Insurance-Multi-line - 0.4%

ACE, Ltd.	2,881	281,963
Allstate Corp.	4,702	255,131
Cincinnati Financial Corp.	179	8,392
Horace Mann Educators Corp.	1,033	29,554
United Fire Group, Inc.	542	15,707
XL Group PLC	725	22,040

		612,787

Insurance-Property/Casualty - 0.6%

AMERISAFE, Inc.	453	19,724
Employers Holdings, Inc.	800	15,736
HCI Group, Inc.	249	12,056
Infinity Property & Casualty Corp.	289	21,314
Meadowbrook Insurance Group, Inc.	1,194	6,412
MS&AD Insurance Group Holdings	5,500	130,136
Navigators Group, Inc.†	264	16,004
NKSJ Holdings, Inc.	5,400	136,313
ProAssurance Corp.	1,580	71,827
Progressive Corp.	7,143	174,932
RLI Corp.	880	37,954
Safety Insurance Group, Inc.	318	17,754
Selective Insurance Group, Inc.	1,429	32,924
Stewart Information Services Corp.	510	18,860
Tokio Marine Holdings, Inc.	6,000	177,577
Tower Group International Ltd.	975	2,691
Travelers Cos., Inc.	588	49,298
Universal Insurance Holdings, Inc.	734	9,806

		951,318

Insurance-Reinsurance - 0.3%

Berkshire Hathaway, Inc., Class B†	4,993	578,090

Internet Application Software - 0.0%

Dealertrack Technologies, Inc.†	1,125	60,829

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	369	3,210

Internet Content-Entertainment - 0.2%

Facebook, Inc., Class A†	4,203	287,737

Internet Content-Information/News - 0.0%

Dice Holdings, Inc.†	993	7,308
HealthStream, Inc.†	524	15,102
XO Group, Inc.†	584	6,973

		29,383

Internet Security - 0.2%

Symantec Corp.	6,093	130,878
Trend Micro, Inc.	5,100	170,885
VASCO Data Security International, Inc.†	668	5,331

		307,094

Investment Management/Advisor Services - 1.0%

Ameriprise Financial, Inc.	63	6,866
BlackRock, Inc.	1,955	595,962
Calamos Asset Management, Inc., Class A	510	6,084
Financial Engines, Inc.	1,292	73,011
Franklin Resources, Inc.	2,548	135,681
Legg Mason, Inc.	15,987	734,763
T. Rowe Price Group, Inc.	1,703	138,233
Virtus Investment Partners, Inc.†	180	33,329

		1,723,929

Lasers-System/Components - 0.1%

Coherent, Inc.†	636	43,343
Electro Scientific Industries, Inc.	578	5,451
II-VI, Inc.†	1,350	22,127
Newport Corp.†	956	19,789
Rofin-Sinar Technologies, Inc.†	703	16,499

		107,209

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	508	31,816
UniFirst Corp.	390	42,779

		74,595

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.	461	18,541
Caterpillar, Inc.	832	80,679
Joy Global, Inc.	434	23,870
Komatsu, Ltd.	8,400	175,891

		298,981

Machinery-Electrical - 0.3%

Franklin Electric Co., Inc.	1,001	43,634
Fuji Electric Co., Ltd.	2,000	9,158
Mitsubishi Electric Corp.	19,000	224,968
SMC Corp.	600	152,196

		429,956

Machinery-Farming - 0.1%

Kubota Corp.	13,000	181,773
Lindsay Corp.	321	27,240

		209,013

Machinery-General Industrial - 0.2%

Albany International Corp., Class A	723	26,086
Applied Industrial Technologies, Inc.	1,080	55,112
DXP Enterprises, Inc.†	260	26,458
Intevac, Inc.†	596	4,488
Mitsubishi Heavy Industries, Ltd.	30,000	184,239
Tennant Co.	461	28,241

		324,624

Medical Information Systems - 0.1%

Computer Programs & Systems, Inc.	260	17,792
Medidata Solutions, Inc.†	1,289	82,625
Quality Systems, Inc.	1,125	19,642

		120,059

Medical Instruments - 0.2%

Abaxis, Inc.†	518	19,658
CONMED Corp.	708	33,007
CryoLife, Inc.	688	6,853
Integra LifeSciences Holdings Corp.†	601	28,271
Medtronic, Inc.	4,108	243,440
Natus Medical, Inc.†	694	17,419
NuVasive, Inc.†	1,143	42,005
St Jude Medical, Inc.	92	6,193
SurModics, Inc.†	334	8,317
Symmetry Medical, Inc.†	936	9,903

		415,066

Medical Labs & Testing Services - 0.1%

Bio-Reference Labs, Inc.†	610	15,409
Miraca Holdings, Inc.	400	18,237
Quest Diagnostics, Inc.	3,595	190,535

		224,181

Medical Laser Systems - 0.0%

Cynosure, Inc., Class A†	499	15,359

Medical Products - 0.5%

ABIOMED, Inc.†	900	25,371
Cantel Medical Corp.	854	27,627
CareFusion Corp.†	1,529	61,970
Covidien PLC	6,421	461,991
Cyberonics, Inc.†	631	43,205
Greatbatch, Inc.†	618	26,778
Haemonetics Corp.†	1,320	48,154
Hanger, Inc.†	891	31,586
Invacare Corp.	728	14,429
Luminex Corp.†	955	17,648
Terumo Corp.	2,100	89,452
West Pharmaceutical Services, Inc.	1,790	81,588

		929,799

Medical-Biomedical/Gene - 0.8%

Acorda Therapeutics, Inc.†	1,058	38,765
Alexion Pharmaceuticals, Inc.†	197	34,829
Amgen, Inc.	1,941	240,723
Arqule, Inc.†	1,326	2,983
Biogen Idec, Inc.†	1,713	583,585
Cambrex Corp.†	782	15,695
Celgene Corp.†	372	59,799
Emergent Biosolutions, Inc.†	708	17,516
Gilead Sciences, Inc.†	2,159	178,744
Ligand Pharmaceuticals, Inc.†	523	36,479
Medicines Co.†	1,638	50,041
Momenta Pharmaceuticals, Inc.†	1,137	16,828
Spectrum Pharmaceuticals, Inc.†	1,375	11,481
Vertex Pharmaceuticals, Inc.†	1,416	114,498

		1,401,966

Medical-Drugs - 3.1%

Abbott Laboratories	12,008	477,678
AbbVie, Inc.	12,628	642,891
Akorn, Inc.†	1,827	47,173
Astellas Pharma, Inc.	3,800	246,214
Bristol-Myers Squibb Co.	12,151	653,359
Chugai Pharmaceutical Co., Ltd.	900	22,975
Daiichi Sankyo Co., Ltd.	9,700	166,988
Eisai Co., Ltd.	4,000	156,038
Eli Lilly & Co.	14,336	854,569
Hi-Tech Pharmacal Co., Inc.†	277	12,011
Johnson & Johnson	6,001	552,812
Merck & Co., Inc.	1,441	82,123
Ono Pharmaceutical Co., Ltd.	3,000	296,846
Pfizer, Inc.	26,771	859,617
PharMerica Corp.†	736	17,738
Prestige Brands Holdings, Inc.†	1,325	37,749
Takeda Pharmaceutical Co., Ltd.	5,500	263,300

		5,390,081

Medical-Generic Drugs - 0.0%

Impax Laboratories, Inc.†	1,658	42,727

Medical-HMO - 0.6%

Aetna, Inc.	284	20,650
Centene Corp.†	1,403	89,343
Cigna Corp.	1,971	156,872
Humana, Inc.	2,982	335,356
Magellan Health Services, Inc.†	694	42,431
Molina Healthcare, Inc.†	727	27,393
UnitedHealth Group, Inc.	639	49,376
WellPoint, Inc.	2,894	262,167

		983,588

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	502	19,879
Kindred Healthcare, Inc.	1,370	29,674

		49,553

Medical-Outpatient/Home Medical - 0.1%

Air Methods Corp.†	900	48,618
Almost Family, Inc.†	206	5,649
Amedisys, Inc.†	797	13,517
Amsurg Corp.†	826	36,228
Gentiva Health Services, Inc.†	734	7,861
LHC Group, Inc.†	290	6,833

		118,706

Medical-Wholesale Drug Distribution - 0.1%

Alfresa Holdings Corp.	200	11,732
Cardinal Health, Inc.	1,436	102,717
McKesson Corp.	211	37,358

		151,807

Metal Processors & Fabrication - 0.2%

CIRCOR International, Inc.	451	32,274
Haynes International, Inc.	309	15,305
Mueller Industries, Inc.	725	45,298
NSK, Ltd.	17,000	185,752
RTI International Metals, Inc.†	759	20,622

		299,251

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	385	5,629
Olympic Steel, Inc.	230	6,327

		11,956

Metal-Aluminum - 0.0%

Century Aluminum Co.†	1,261	14,930
Kaiser Aluminum Corp.	481	33,954

		48,884

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc.	5,572	181,759

Miscellaneous Manufacturing - 0.1%

Hillenbrand, Inc.	1,610	48,107
John Bean Technologies Corp.	698	21,052
Movado Group, Inc.	442	17,401

		86,560

Multimedia - 0.4%

EW Scripps Co., Class A†	762	14,950
Viacom, Inc., Class B	2,035	178,531
Walt Disney Co.	7,021	567,367

		760,848

Networking Products - 0.3%

Anixter International, Inc.	684	73,154
Black Box Corp.	406	10,800
Cisco Systems, Inc.	12,754	278,037
Ixia†	1,444	17,848
LogMeIn, Inc.†	558	23,352
NETGEAR, Inc.†	993	33,941
Procera Networks, Inc.†	473	5,217

		442,349

Non-Ferrous Metals - 0.0%

Globe Specialty Metals, Inc.	1,614	32,070
Materion Corp.	510	15,091
Mitsubishi Materials Corp.	7,000	21,942

		69,103

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	3,283	111,983

Office Automation & Equipment - 0.2%

Canon, Inc.	8,600	267,203

Office Furnishings-Original - 0.0%

Interface, Inc.	1,495	28,794

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	3,453	172,028

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	384	37,920
Nabors Industries, Ltd.	4,346	100,045

		137,965

Oil Companies-Exploration & Production - 1.0%

Anadarko Petroleum Corp.	5,579	469,529
Approach Resources, Inc.†	867	19,308
Cabot Oil & Gas Corp.	335	11,725
Carrizo Oil & Gas, Inc.†	1,059	52,675
Chesapeake Energy Corp.	4,457	115,481
Comstock Resources, Inc.	1,121	22,151
ConocoPhillips	5,138	341,677
Contango Oil & Gas Co.†	391	18,541
Devon Energy Corp.	2,233	143,850
EOG Resources, Inc.	349	66,107
EQT Corp.	234	23,936
Forest Oil Corp.†	2,970	5,970
Inpex Corp.	3,900	49,435
Northern Oil and Gas, Inc.†	1,475	20,532
Occidental Petroleum Corp.	1,566	151,150
PDC Energy, Inc.†	914	56,787
Penn Virginia Corp.†	1,366	20,695
PetroQuest Energy, Inc.†	1,407	6,655
Pioneer Natural Resources Co.	621	124,933
Stone Energy Corp.†	1,281	46,039
Swift Energy Co.†	1,073	10,730

		1,777,906

Oil Companies-Integrated - 2.2%

Chevron Corp.	11,247	1,297,116
Exxon Mobil Corp.	19,866	1,912,500

Hess Corp.	2,484	198,795
Marathon Oil Corp.	6,212	208,102
Phillips 66	2,255	168,809

		3,785,322

Oil Field Machinery & Equipment - 0.0%

Flotek Industries, Inc.†	1,165	29,649
Gulf Island Fabrication, Inc.	302	6,333
National Oilwell Varco, Inc.	360	27,735

		63,717

Oil Refining & Marketing - 0.3%

JX Holdings, Inc.	37,800	195,741
Marathon Petroleum Corp.	2,238	187,992
Valero Energy Corp.	1,220	58,536

		442,269

Oil-Field Services - 0.6%

Baker Hughes, Inc.	5,465	345,825
Basic Energy Services, Inc.†	636	15,169
C&J Energy Services, Inc.†	1,161	30,012
Exterran Holdings, Inc.	1,502	61,537
Halliburton Co.	4,486	255,702
Hornbeck Offshore Services, Inc.†	831	35,534
Matrix Service Co.†	650	21,040
Newpark Resources, Inc.†	2,239	24,898
Pioneer Energy Services Corp.†	1,574	17,944
Schlumberger, Ltd.	2,015	187,395
SEACOR Holdings, Inc.†	485	42,903
Tesco Corp.†	784	14,872
TETRA Technologies, Inc.†	2,020	24,240

		1,077,071

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	551	35,181
International Paper Co.	1,945	95,091
KapStone Paper and Packaging Corp.†	2,056	65,360
Neenah Paper, Inc.	395	19,833
P.H. Glatfelter Co.	1,109	33,658
Schweitzer-Mauduit International, Inc.	805	38,745
Wausau Paper Corp.	1,267	16,788

		304,656

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	8,598	647,515

Photo Equipment & Supplies - 0.1%

FUJIFILM Holdings Corp.	7,200	206,866
Konica Minolta, Inc.	3,000	30,451

		237,317

Physicians Practice Management - 0.0%

Healthways, Inc.†	867	12,971
IPC The Hospitalist Co., Inc.†	434	22,277

		35,248

Platinum - 0.0%

Stillwater Mining Co.†	3,058	41,405

Poultry - 0.0%

Sanderson Farms, Inc.	519	39,880

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	943	25,876
Powell Industries, Inc.	226	15,397
Vicor Corp.†	483	5,202

		46,475

Printing-Commercial - 0.1%

Dai Nippon Printing Co., Ltd.	11,000	110,465

Protection/Safety - 0.0%

Landauer, Inc.	236	11,437

Publishing-Books - 0.0%

Scholastic Corp.	662	23,355

Publishing-Newspapers - 0.0%

News Corp., Class A†	1,688	30,941

Real Estate Investment Trusts - 1.3%

Acadia Realty Trust	1,423	37,638
Agree Realty Corp.	374	11,497
American Assets Trust, Inc.	881	29,135
Apartment Investment & Management Co., Class A	4,137	123,655
Associated Estates Realty Corp.	1,428	24,419
Capstead Mortgage Corp.	2,408	31,039
Cedar Realty Trust, Inc.	1,710	10,516
CoreSite Realty Corp.	529	16,473
Cousins Properties, Inc.	4,520	52,206
DiamondRock Hospitality Co.	5,009	63,214
Digital Realty Trust, Inc.	8,732	472,925
EastGroup Properties, Inc.	785	48,701
EPR Properties	1,324	70,516
Franklin Street Properties Corp.	2,234	27,970
Geo Group, Inc.	1,846	59,497
Getty Realty Corp.	668	12,852
Government Properties Income Trust	1,402	34,924
Healthcare Realty Trust, Inc.	2,457	58,894
Inland Real Estate Corp.	2,146	22,984
Japan Retail Fund Investment Corp.	28	55,246
Kite Realty Group Trust	3,348	20,691
LaSalle Hotel Properties	2,664	83,490
Lexington Realty Trust	5,208	59,423
LTC Properties, Inc.	891	33,573
Medical Properties Trust, Inc.	4,140	54,607
Nomura Real Estate Office Fund, Inc.	5	21,126
Parkway Properties, Inc.	1,709	31,497
Pennsylvania Real Estate Investment Trust	1,704	31,967
Post Properties, Inc.	1,389	67,408
PS Business Parks, Inc.	512	43,018
Public Storage	1,507	254,683
Sabra Health Care REIT, Inc.	971	27,644
Saul Centers, Inc.	317	14,731
Sovran Self Storage, Inc.	820	60,672
Tanger Factory Outlet Centers, Inc.	2,421	83,064
Universal Health Realty Income Trust	317	13,498
Urstadt Biddle Properties, Inc., Class A	642	12,590

		2,177,983

Real Estate Management/Services - 0.3%

CBRE Group, Inc., Class A†	1,449	40,499
Daito Trust Construction Co., Ltd.	1,500	139,506
HFF, Inc., Class A	850	27,115
Mitsubishi Estate Co., Ltd.	11,000	259,733

		466,853

Real Estate Operations & Development - 0.2%

Forestar Group, Inc.†	869	16,389
Mitsui Fudosan Co., Ltd.	6,000	178,461
Sumitomo Realty & Development Co., Ltd.	4,000	160,873

		355,723

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	345	16,153

Research & Development - 0.1%

PAREXEL International Corp.†	1,448	77,569

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.†	781	40,956

Retail-Apparel/Shoe - 0.4%

Aeropostale, Inc.†	1,938	14,225
Brown Shoe Co., Inc.	1,052	25,858
Buckle, Inc.	718	32,576
Cato Corp., Class A	672	18,863
Children’s Place Retail Stores, Inc.†	558	30,227
Christopher & Banks Corp.†	933	6,214
Fast Retailing Co., Ltd.	400	137,762
Finish Line, Inc., Class A	1,259	34,018
Francesca’s Holdings Corp.†	1,093	21,390
Gap, Inc.	2,589	113,269
Genesco, Inc.†	614	45,589
Jos. A. Bank Clothiers, Inc.†	717	44,511
Kate Spade & Co.†	3,145	107,622
Men’s Wearhouse, Inc.	1,164	62,611
Stein Mart, Inc.	731	9,934
Urban Outfitters, Inc.†	661	24,748

		729,417

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	116	62,459
Pep Boys-Manny Moe & Jack†	1,361	17,135

		79,594

Retail-Automobile - 0.1%

Group 1 Automotive, Inc.	543	36,251
Lithia Motors, Inc., Class A	577	36,593
Sonic Automotive, Inc., Class A	860	20,434

		93,278

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	403	27,331

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†	916	17,551

Retail-Building Products - 1.3%

Home Depot, Inc.	22,460	1,842,394
Lowe’s Cos., Inc.	5,157	258,004
Lumber Liquidators Holdings, Inc.†	707	75,847

		2,176,245

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A	1,316	49,100

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	1,580	42,075

Retail-Convenience Store - 0.1%

Casey’s General Stores, Inc.	986	67,531
FamilyMart Co., Ltd.	300	13,354

		80,885

Retail-Discount - 0.4%

Aeon Co., Ltd.	3,000	36,671
Dollar General Corp.†	312	18,689
Don Quijote Holdings Co., Ltd.	1,000	54,240
Fred’s, Inc., Class A	843	16,801
Target Corp.	2,563	160,290
Tuesday Morning Corp.†	908	14,201
Wal-Mart Stores, Inc.	6,303	470,834

		771,726

Retail-Drug Store - 0.2%

CVS Caremark Corp.	4,267	312,088

Retail-Hair Salons - 0.0%

Regis Corp.	1,118	15,719

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	494	14,400
Kirkland’s, Inc.†	375	6,630

		21,030

Retail-Jewelry - 0.0%

Zale Corp.†	801	17,406

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	646	9,302

Retail-Major Department Stores - 0.0%

Marui Group Co., Ltd.	4,000	32,898
Nordstrom, Inc.	603	37,072

		69,970

Retail-Pawn Shops - 0.1%

Cash America International, Inc.	720	28,814
Ezcorp, Inc., Class A†	1,350	17,064
First Cash Financial Services, Inc.†	741	39,147

		85,025

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	499	6,886
PetSmart, Inc.	325	21,795

		28,681

Retail-Regional Department Stores - 0.3%

Isetan Mitsukoshi Holdings, Ltd.	8,400	94,755
Kohl’s Corp.	7,650	429,853
Stage Stores, Inc.	796	15,761

		540,369

Retail-Restaurants - 0.3%

Biglari Holdings, Inc.†	36	16,164
BJ’s Restaurants, Inc.†	618	17,119
Buffalo Wild Wings, Inc.†	481	69,745
Chipotle Mexican Grill, Inc.†	117	66,130
Cracker Barrel Old Country Store, Inc.	610	60,664
DineEquity, Inc.	414	34,672
Jack in the Box, Inc.†	1,092	62,735
Papa John’s International, Inc.	818	41,636
Red Robin Gourmet Burgers, Inc.†	335	26,107

Ruby Tuesday, Inc.†	1,494	9,158
Ruth’s Hospitality Group, Inc.	924	11,421
Sonic Corp.†	1,340	27,309
Starbucks Corp.	1,393	98,847
Texas Roadhouse, Inc.	1,536	40,627

		582,334

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	425	6,451
Hibbett Sports, Inc.†	666	38,182
Zumiez, Inc.†	555	13,187

		57,820

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	779	36,449

Rubber-Tires - 0.2%

Bridgestone Corp.	5,700	205,384
Goodyear Tire & Rubber Co.	2,250	60,457

		265,841

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	658	14,147

Savings & Loans/Thrifts - 0.1%

Bank Mutual Corp.	1,040	6,885
BofI Holding, Inc.†	304	28,302
Brookline Bancorp, Inc.	1,757	16,041
Dime Community Bancshares, Inc.	720	12,096
Northwest Bancshares, Inc.	2,414	34,641
Oritani Financial Corp.	972	15,222
Provident Financial Services, Inc.	1,366	25,353
Sterling Bancorp	2,020	25,937

		164,477

Schools - 0.1%

American Public Education, Inc.†	443	15,691
Capella Education Co.	278	18,481
Career Education Corp.†	1,520	11,233
ITT Educational Services, Inc.†	454	14,088
Strayer Education, Inc.†	269	12,850
Universal Technical Institute, Inc.	529	7,157

		79,500

Security Services - 0.1%

ADT Corp.	1,103	33,873
Secom Co., Ltd.	3,000	169,117

		202,990

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	332	25,487
ION Geophysical Corp.†	3,054	12,430

		37,917

Semiconductor Components-Integrated Circuits - 1.2%

Cirrus Logic, Inc.†	14,805	284,996
Exar Corp.†	1,201	13,751
Hittite Microwave Corp.	808	47,656
Micrel, Inc.	1,188	12,403
Pericom Semiconductor Corp.†	499	4,037
Power Integrations, Inc.	767	45,353
QUALCOMM, Inc.	21,391	1,610,528
Sigma Designs, Inc.†	728	3,567
TriQuint Semiconductor, Inc.†	4,116	50,380

		2,072,671

Semiconductor Equipment - 0.3%

Applied Materials, Inc.	3,838	72,769
ATMI, Inc.†	797	27,106
Brooks Automation, Inc.	1,671	17,328
Cabot Microelectronics Corp.†	604	26,679
Cohu, Inc.	527	5,317
Kulicke & Soffa Industries, Inc.†	1,947	22,468
MKS Instruments, Inc.	1,364	41,002
Nanometrics, Inc.†	529	9,713
Rudolph Technologies, Inc.†	840	9,635
Tessera Technologies, Inc.	1,253	27,215
Tokyo Electron, Ltd.	2,000	114,808
Ultratech, Inc.†	713	18,695
Veeco Instruments, Inc.†	1,006	39,787

		432,522

Software Tools - 0.2%

VMware, Inc., Class A†	3,933	377,765

Steel-Producers - 0.2%

AK Steel Holding Corp.†	3,420	21,238
JFE Holdings, Inc.	7,200	146,448
Nippon Steel & Sumitomo Metal Corp.	76,000	221,794
United States Steel Corp.	1,435	34,756

		424,236

Steel-Specialty - 0.0%

Hitachi Metals, Ltd.	1,000	14,926

Storage/Warehousing - 0.0%

Mobile Mini, Inc.	1,044	46,990

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	424	8,171
Harmonic, Inc.†	2,520	16,355
Oplink Communications, Inc.†	443	7,761

		32,287

Telecom Services - 0.0%

Cbeyond, Inc.†	762	5,220
Lumos Networks Corp.	440	6,389
USA Mobility, Inc.	507	7,326

		18,935

Telecommunication Equipment - 0.1%

8x8, Inc.†	2,028	21,456
ARRIS Group, Inc.†	2,942	84,435
Comtech Telecommunications Corp.	385	12,324
Harris Corp.	1,303	96,187
Juniper Networks, Inc.†	244	6,525
Nortel Networks Corp.†	62	1

		220,928

Telephone-Integrated - 1.7%

AT&T, Inc.	44,494	1,420,694
Atlantic Tele-Network, Inc.	257	16,844
CenturyLink, Inc.	2,417	75,555
Cincinnati Bell, Inc.†	5,331	17,859

Frontier Communications Corp.	2,356	11,497
General Communication, Inc., Class A†	754	7,849
KDDI Corp.	4,000	243,726
Nippon Telegraph & Telephone Corp.	3,000	168,055
SoftBank Corp.	7,600	572,632
Verizon Communications, Inc.	6,889	327,779

		2,862,490

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	330	4,603

Textile-Products - 0.1%

Toray Industries, Inc.	23,000	158,426

Therapeutics - 0.1%

Anika Therapeutics, Inc.†	283	11,141
Questcor Pharmaceuticals, Inc.	1,433	87,055

		98,196

Tobacco - 1.0%

Alliance One International, Inc.†	1,908	5,133
Altria Group, Inc.	10,274	372,535
Japan Tobacco, Inc.	7,800	247,711
Lorillard, Inc.	10,611	520,576
Philip Morris International, Inc.	6,387	516,772
Reynolds American, Inc.	1,416	71,975

		1,734,702

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc.	497	41,271

Toys - 0.1%

JAKKS Pacific, Inc.	517	3,702
Namco Bandai Holdings, Inc.	900	20,137
Nintendo Co., Ltd.	1,000	123,366

		147,205

Transactional Software - 0.0%

Bottomline Technologies de, Inc.†	943	33,656
Synchronoss Technologies, Inc.†	779	26,782

		60,438

Transport-Air Freight - 0.0%

Atlas Air Worldwide Holdings, Inc.†	628	18,922

Transport-Rail - 0.9%

Central Japan Railway Co.	1,100	127,921
East Japan Railway Co.	2,300	179,489
Hankyu Hanshin Holdings, Inc.	4,000	21,932
Keikyu Corp.	17,000	142,488
Keio Corp.	23,000	162,494
Kintetsu Corp.	7,000	25,381
Norfolk Southern Corp.	4,884	448,888
Tobu Railway Co., Ltd.	34,000	165,039
Union Pacific Corp.	1,622	292,576

		1,566,208

Transport-Services - 0.3%

Bristow Group, Inc.	938	72,789
Era Group, Inc.†	481	13,588
Hub Group, Inc., Class A†	883	34,499
Nippon Express Co., Ltd.	3,000	13,972
United Parcel Service, Inc., Class B	4,814	461,037

		595,885

Transport-Truck - 0.1%

Arkansas Best Corp.	596	19,823
Forward Air Corp.	785	33,959
Heartland Express, Inc.	1,239	25,251
Knight Transportation, Inc.	1,502	32,263
Roadrunner Transportation Systems, Inc.†	639	15,023
Saia, Inc.†	600	20,724

		147,043

Travel Services - 0.0%

Interval Leisure Group, Inc.	1,014	27,571

Veterinary Diagnostics - 0.0%

Neogen Corp.†	934	40,461

Water - 0.0%

American States Water Co.	992	29,790

Web Hosting/Design - 0.0%

NIC, Inc.	1,498	29,121

Web Portals/ISP - 0.6%

Blucora, Inc.†	1,056	20,317
Google, Inc., Class A†	770	936,051

		956,368

Wire & Cable Products - 0.1%

Belden, Inc.	1,114	80,353
Encore Wire Corp.	463	24,210

		104,563

Wireless Equipment - 0.1%

CalAmp Corp.†	854	27,362
ViaSat, Inc.†	1,075	71,713

		99,075

Total Common Stocks (cost $92,245,660)		109,441,812

EXCHANGE-TRADED FUNDS - 6.9%

iShares Core S&P Small-Cap ETF	9,002	987,700
iShares Europe ETF	132,427	6,426,682
SPDR S&P 500 ETF Trust, Series 1	4,253	792,334
Vanguard FTSE Emerging Markets ETF	61,909	3,728,779

Total Exchange-Traded Funds (cost $10,822,440)		11,935,495

PREFERRED SECURITIES - 0.2%
Banks-Commercial - 0.1%

Zions Bancorporation FRS 6.30%	3,250	80,600

Electric-Integrated - 0.0%

Entergy Louisiana LLC 4.70%	3,650	72,635

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp. FRS 0.00%†	2,200	26,928

Telecom Services - 0.1%

Qwest Corp. 6.13%	6,925	146,187

Telephone-Integrated - 0.0%

Verizon Communications, Inc. 5.90%	2,025	50,625

Total Preferred Securities (cost $430,196)		376,975

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.8%
Banks-Commercial - 0.1%

Zions Bancorporation FRS Series I 5.80% due 06/15/2023(1)	136,000	124,440

Banks-Super Regional - 0.1%

Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	50,000	57,000
Wells Fargo Capital X 5.95% due 12/01/2086	31,000	31,164

		88,164

Diversified Banking Institutions - 0.1%

BAC Capital Trust XIII FRS Series F 4.00% due 03/15/2014(1)	178,000	131,720
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(1)	219,000	206,955
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	65,000	72,943
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	23,000	17,078

		428,696

Electric-Integrated - 0.1%

Electricite de France VRS 5.63% due 01/22/2024*(1)	155,000	156,550

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	45,000	9

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	110,000	103,675

Food-Dairy Products - 0.1%

Land O’ Lakes Capital Trust I 7.45% due 03/15/2028*	125,000	121,250

Insurance-Life/Health - 0.0%

Prudential Financial, Inc. FRS 5.63% due 06/15/2043	58,000	59,885

Insurance-Multi-line - 0.1%

MetLife, Inc. 6.40% due 12/15/2066	90,000	93,870

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	142,000	152,650

Total Preferred Securities/Capital Securities (cost $1,260,108)		1,329,189

WARRANTS† - 0.0%
Television - 0.0%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(2)(3)(4)	9	2,502
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(2)(3)(4)	9	2,502

Total Warrants (cost $0)		5,004

ASSET BACKED SECURITIES - 1.2%
Diversified Financial Services - 1.2%

Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	$123,000	123,609
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	93,000	93,696
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	100,000	103,166
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(5)	567,000	587,558
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	23,730	24,102
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	229,784
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	91,180	98,214
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.16% due 10/25/2023(6)	121,679	123,208
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	42,000	42,132
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	66,000	66,296

Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	33,000	33,251
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	175,000	174,126
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(5)	100,000	102,156
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.58% due 08/25/2034	32,314	32,894
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	53,625	54,083
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(5)	84,000	90,654
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(5)	50,000	55,181
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(5)	38,154	38,572

Total Asset Backed Securities (cost $2,077,162)		2,072,682

U.S. CORPORATE BONDS & NOTES - 12.8%
Advanced Materials - 0.0%

Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	25,000	26,500

Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	48,000	46,787

Advertising Sales - 0.0%

Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	50,000	51,625

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	37,000	35,798

Aerospace/Defense - 0.1%

Boeing Co. Senior Notes 0.95% due 05/15/2018	101,000	98,380

Aerospace/Defense-Equipment - 0.1%

Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	68,000	69,700
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	78,000	82,680

		152,380

Agricultural Chemicals - 0.1%

Mosaic Co.
Senior Notes 4.25% due 11/15/2023	62,000	62,883
Mosaic Co. Senior Notes 5.45% due 11/15/2033	51,000	54,270

		117,153

Airlines - 0.0%

Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	29,437	31,792
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	8,095	8,378
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	15,000	15,450

		55,620

Alternative Waste Technology - 0.0%

ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	43,000	46,655
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	30,000	30,788

		77,443

Auto/Truck Parts & Equipment-Original - 0.0%

Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	47,000	50,760

Banks-Commercial - 0.4%

CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	112,000	113,554
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	30,000	32,625
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	148,000	168,920
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	63,000	65,266
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	143,000	152,133
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	90,000	90,265

		622,763

Banks-Fiduciary - 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	115,000	115,914
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	207,000	206,109

		322,023

Banks-Super Regional - 0.1%

SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	13,000	14,330
Wells Fargo & Co. Senior Notes 3.00% due 01/22/2021	115,000	116,176

		130,506

Brewery - 0.1%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	64,000	65,115
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	179,000	179,933

		245,048

Building & Construction-Misc. - 0.0%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	38,000	37,335

Building Products-Cement - 0.0%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	50,000	54,250

Building Products-Wood - 0.0%

Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	2,000	2,135

Building-Residential/Commercial - 0.0%

Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	9,000	9,000

Cable/Satellite TV - 0.3%

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	199,000	201,736
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	54,000	57,713
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	55,000	70,162
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	24,000	27,808
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	36,000	44,988
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	50,000	57,250

		459,657

Capacitors - 0.0%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	50,000	52,250

Casino Hotels - 0.3%

Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	10,000	8,150
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	69,000	73,399
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	79,000	83,542
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	60,000	63,000
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	100,000	106,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	125,000	125,625

		459,716

Cellular Telecom - 0.1%

Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	17,000	18,572
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	38,000	40,565

T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	34,000	36,805

		95,942

Chemicals-Diversified - 0.1%

Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	40,000	41,600
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	150,000	149,250

		190,850

Chemicals-Plastics - 0.0%

PolyOne Corp. Senior Notes 5.25% due 03/15/2023	20,000	20,150

Chemicals-Specialty - 0.0%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	51,000	63,904

Coal - 0.1%

CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	34,000	36,040
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	40,000	42,400
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	30,000	30,975
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	46,000	48,760

		158,175

Commercial Services-Finance - 0.1%

Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	86,000	86,860
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	16,000	16,010
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	34,000	37,230

		140,100

Computers - 0.2%

Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	74,000	75,583
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	62,000	65,809
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	171,000	183,394

		324,786

Consumer Products-Misc. - 0.1%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	135,000	141,075

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	189,000	211,680

Containers-Paper/Plastic - 0.1%

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	135,000	143,437

Cosmetics & Toiletries - 0.1%

First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	113,000	110,740

Diagnostic Equipment - 0.1%

Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	74,000	82,096

Direct Marketing - 0.0%

Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	7,600	7,942

Diversified Banking Institutions - 1.2%

Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	138,000	139,035
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	200,000	224,552
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	278,000	298,128
GMAC LLC Sub. Notes 8.00% due 12/31/2018	23,000	27,428
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	78,000	86,876
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	92,000	103,633
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	85,000	98,948
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	263,000	303,574
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	31,000	30,668

Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	216,000	243,166
Morgan Stanley Senior Notes 4.75% due 03/22/2017	104,000	114,109
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	203,000	214,203
Morgan Stanley Senior Notes 5.50% due 07/28/2021	96,000	109,353
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	24,000	28,571

		2,022,244

Diversified Financial Services - 0.3%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	96,000	106,454
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	49,000	57,116
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	166,000	196,547
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	129,000	165,020

		525,137

Diversified Manufacturing Operations - 0.1%

JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	41,000	43,870
Textron, Inc. Senior Notes 4.63% due 09/21/2016	110,000	118,821

		162,691

Diversified Operations - 0.0%

Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	66,000	68,525

E-Commerce/Services - 0.1%

Netflix, Inc. Senior Notes 5.38% due 02/01/2021	224,000	234,080

Electric-Generation - 0.1%

AES Corp. Senior Notes 4.88% due 05/15/2023	147,000	142,590
AES Corp. Senior Notes 8.00% due 10/15/2017	24,000	28,440

		171,030

Electric-Integrated - 0.4%

Dominion Gas Holdings LLC
Senior Notes 4.80% due 11/01/2043*	35,000	35,518
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	75,000	81,955
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	134,000	154,278
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	37,000	38,792
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	35,000	39,045
Monongahela Power Co. 1st Mtg. Notes 5.40% due 12/15/2043*	76,000	83,479
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	73,000	73,901
PG&E Corp. Senior Notes 2.40% due 03/01/2019	61,000	61,138
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	105,000	121,115

		689,221

Electronic Components-Semiconductors - 0.1%

Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	131,000	135,585
Intel Corp. Senior Notes 1.35% due 12/15/2017	81,000	80,982

		216,567

Electronics-Military - 0.0%

L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	74,000	79,612

Enterprise Software/Service - 0.1%

BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	92,000	96,715

Entertainment Software - 0.1%

Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	80,000	86,000

Finance-Auto Loans - 0.1%

American Honda Finance Corp. Notes 1.00% due 08/11/2015*	67,000	67,482

Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	58,000	58,071
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	42,000	45,423
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	25,000	29,125

		200,101

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	200,000	211,500

Finance-Consumer Loans - 0.1%

HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	91,000	106,971
SLM Corp. Senior Notes 4.88% due 06/17/2019	125,000	129,062

		236,033

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	10,560
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	71,000	14
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	69,000	14

		10,588

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 4.75% due 03/01/2020	150,000	157,875
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	12,000	13,260

		171,135

Finance-Other Services - 0.0%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	19,000	19,122

Firearms & Ammunition - 0.0%

FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	39,000	41,730

Food-Meat Products - 0.0%

JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	58,000	61,335

Food-Misc./Diversified - 0.1%

Kraft Foods, Inc.
Senior Notes 6.50% due 02/09/2040	66,000	82,579
Mondelez International, Inc. Senior Notes 2.25% due 02/01/2019	90,000	90,033

		172,612

Food-Retail - 0.0%

SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	60,000	60,300

Gold Mining - 0.1%

Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	79,000	64,479
Newmont Mining Corp. Company Guar. Notes 5.13% due 10/01/2019	35,000	37,414

		101,893

Independent Power Producers - 0.1%

Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	37,000	39,220
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	26,000	29,055
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	9,000	10,125
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	56,650
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	35,000	36,400
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	45,000	49,950

		221,400

Insurance-Life/Health - 0.1%

American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	50,000	52,750
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	50,000	56,952
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	33,000	33,264

Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	87,000	87,281

		230,247

Insurance-Multi-line - 0.1%

Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	101,000	104,075

Insurance-Mutual - 0.1%

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	180,000	182,384

Investment Management/Advisor Services - 0.0%

National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	35,000	37,800

Machinery-Farming - 0.1%

CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	107,000	108,605

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	142,000	148,390

Medical Instruments - 0.0%

Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	66,000	68,970

Medical Products - 0.1%

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	60,000	76,869
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	46,000	49,450

		126,319

Medical-Drugs - 0.2%

Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	41,000	42,333
Endo Health Solutions, Inc. Company Guar. Notes 7.00% due 07/15/2019	131,000	141,807
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	89,000	93,858

		277,998

Medical-Generic Drugs - 0.1%

Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	141,000	158,416

Medical-Hospitals - 0.1%

Capella Healthcare, Inc. Company Guar. Notes
9.25% due 07/01/2017	32,000	34,240
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	89,000	97,232
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	55,000	58,850
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	16,000	14,480

		204,802

MRI/Medical Diagnostic Imaging - 0.1%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	103,000	102,742

Multimedia - 0.1%

Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	59,000	72,473
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	59,000	80,469

		152,942

Music - 0.1%

Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	35,000	37,275
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	52,000	54,340

		91,615

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	74,000	74,642

Non-Hazardous Waste Disposal - 0.0%

Covanta Holding Corp. Senior Notes 5.88% due 03/01/2024	36,000	36,718

Office Automation & Equipment - 0.1%

Xerox Corp. Senior Notes 4.50% due 05/15/2021	115,000	121,503

Office Supplies & Forms - 0.0%

ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	31,000	31,930

Oil & Gas Drilling - 0.2%

Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	50,000	52,875

Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	157,000	162,938
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	64,000	64,475

		280,288

Oil Companies-Exploration & Production - 1.1%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	30,000	32,250
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	85,000	85,850
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	100,000	108,500
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	81,000	83,874
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	65,000	68,088
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	49,000	55,248
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	137,000	147,960
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	170,000	175,100
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	100,000	105,250
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	95,000	99,037
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	115,000	121,325
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	75,000	79,312
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	61,000	63,763
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	100,000	106,500
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	20,000	20,850
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	20,000	22,000
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	73,000	79,752
Plains Exploration & Production Co.
Company Guar. Notes 6.75% due 02/01/2022	114,000	125,970
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	75,000	77,250
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	115,000	121,325
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	55,000	59,263
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	120,000	123,000
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	15,000	15,750

		1,977,217

Oil Companies-Integrated - 0.1%

Hess Corp. Senior Notes 5.60% due 02/15/2041	116,000	126,119
Hess Corp. Senior Notes 7.88% due 10/01/2029	32,000	42,326

		168,445

Oil Refining & Marketing - 0.1%

Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	30,000	30,525
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	51,000	60,767

		91,292

Oil-Field Services - 0.1%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	30,000	31,725
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	90,000	89,100

		120,825

Paper & Related Products - 0.3%

Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	67,000	63,315
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	130,000	142,884
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	120,000	119,376
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	158,000	179,273

		504,848

Petrochemicals - 0.1%

PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020	114,000	115,710

Pipelines - 0.5%

Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	121,000	123,420
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	15,000	16,275
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	7,000	6,878
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	27,000	23,772
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	234,000	270,549
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	36,000	41,130
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	36,000	37,975
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	30,000	32,325
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	64,000	64,390
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	34,000	32,938
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	42,000	45,570
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	136,000	142,120
Williams Partners LP Senior Notes 5.40% due 03/04/2044	49,000	49,536

		886,878

Printing-Commercial - 0.0%

RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	15,000	17,513

Publishing-Newspapers - 0.2%

Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	101,000	104,030
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	135,000	154,406

		258,436

Publishing-Periodicals - 0.1%

Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	128,000	130,560

Racetracks - 0.0%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	68,000	70,380

Radio - 0.0%

Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	22,000	20,680

Real Estate Investment Trusts - 0.1%

Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	50,000	54,163
HCP, Inc. Senior Notes 3.75% due 02/01/2016	60,000	63,275
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	46,000	47,955
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	35,000	36,012

		201,405

Real Estate Management/Services - 0.0%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	40,000	43,600

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes 5.75% due 01/15/2016	30,000	32,156

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(3)	60,000	2

Rental Auto/Equipment - 0.1%

H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	32,000	35,200
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	119,000	127,330

		162,530

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	120,000	122,602

Retail-Automobile - 0.2%

AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	245,000	263,987

Retail-Discount - 0.0%

Dollar General Corp. Senior Notes 3.25% due 04/15/2023	61,000	57,266

Retail-Drug Store - 0.1%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	47,896	48,674
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	38,800	42,551
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	58,955	65,392

		156,617

Retail-Pawn Shops - 0.0%

Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	25,000	24,156

Retail-Pet Food & Supplies - 0.0%

Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	19,000	21,138

Retail-Regional Department Stores - 0.1%

Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	45,000	42,863
JC Penney Corp., Inc. Company Guar. Notes 7.95% due 04/01/2017	50,000	43,500

		86,363

Retail-Restaurants - 0.1%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	37,669
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	43,000	47,300
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	133,000	143,307

		228,276

Savings & Loans/Thrifts - 0.3%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	102,000	110,608
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	190,000	222,315
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	111,000	130,039
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	45,000	46,542

		509,504

Schools - 0.1%

Northwestern University Bonds 4.20% due 12/01/2047	94,000	90,425
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	57,000	51,389
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	71,000	66,585

		208,399

Security Services - 0.2%

ADT Corp. Senior Notes 3.50% due 07/15/2022	210,000	191,625
ADT Corp. Senior Notes 6.25% due 10/15/2021*	63,000	66,307

		257,932

Semiconductor Equipment - 0.0%

Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	31,000	31,930

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	32,000	35,600

Special Purpose Entity - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	215,000	219,824

Specified Purpose Acquisitions - 0.0%

Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	65,000	65,000

Steel Pipe & Tube - 0.0%

JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	30,000	31,200

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	60,000	59,400
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	69,000	75,210
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	23,000	25,242

		159,852

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	95,000	100,689

Storage/Warehousing - 0.0%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	65,000	72,638

Telecom Services - 0.0%

Qwest Corp. Senior Notes 7.50% due 10/01/2014	55,000	57,002

Telephone-Integrated - 0.6%

CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	104,000	106,600
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	188,000	204,920
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	10,000	11,600
Frontier Communications Corp. Senior Notes 8.25% due 04/15/2017	10,000	11,625
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	43,000	49,665
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	47,000	55,577
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	110,000	123,475
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	120,000	129,994
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	236,000	280,617
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	103,000	126,091

		1,100,164

Television - 0.1%

CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	30,000	28,679
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	70,000	74,025

		102,704

Theaters - 0.1%

Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	107,000	107,802

Transport-Equipment & Leasing - 0.1%

Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	42,000	43,761
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	43,000	44,290

		88,051

Transport-Services - 0.0%

Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	36,000	38,250

Web Hosting/Design - 0.0%

Equinix, Inc. Senior Notes 4.88% due 04/01/2020	58,000	58,943

Wireless Equipment - 0.0%

Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	3,740	3,866

Total U.S. Corporate Bonds & Notes
(cost $21,797,298)		22,210,195

FOREIGN CORPORATE BONDS & NOTES - 3.3%
Airlines - 0.1%

Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	100,000	107,000

Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	218,000	219,396

Banks-Commercial - 0.6%

Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	80,000	80,454
BPCE SA Sub. Notes 5.15% due 07/21/2024*	215,000	215,746
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	87,000	97,980
ING Bank NV Notes 2.00% due 09/25/2015*	208,000	211,599
Intesa Sanpaolo SpA Bank Guar. Notes 5.25% due 01/12/2024	229,000	235,613
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	131,000	138,860

		980,252

Beverages-Non-alcoholic - 0.2%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	164,000	165,119
Coca-Cola Femsa SAB de CV Company Guar. Notes 5.25% due 11/26/2043	232,000	245,131

		410,250

Chemicals-Diversified - 0.1%

LyondellBasell Industries NV Senior Notes 5.00% due 04/15/2019	205,000	229,947

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	150,000	154,875

Diversified Banking Institutions - 0.4%

Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	59,000	60,368
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	146,000	150,386
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	69,000	71,611
Royal Bank of Scotland Group PLC
Senior Notes 6.40% due 10/21/2019	102,000	118,701
Societe Generale SA Senior Notes 5.20% due 04/15/2021*	212,000	237,622

		638,688

Diversified Financial Services - 0.1%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	190,000	200,999

Diversified Manufacturing Operations - 0.2%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	80,000	81,000
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	116,000	116,908
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	115,000	118,012

		315,920

Diversified Minerals - 0.1%

FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	170,000	184,450

Electric-Integrated - 0.1%

Electricite de France Senior Notes 6.00% due 01/22/2114*	83,000	86,162

Finance-Leasing Companies - 0.0%

Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	14,000	14,490
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	34,000	37,060
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	18,000	19,260

		70,810

Gold Mining - 0.1%

Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	105,000	105,297

Hazardous Waste Disposal - 0.0%

Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	50,000	52,750

Medical-Drugs - 0.0%

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	30,000	31,838

Oil & Gas Drilling - 0.1%

Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	50,000	50,625
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	58,000	65,065
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	69,000	80,898

		196,588

Oil Companies-Exploration & Production - 0.2%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	115,000	147,743
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	79,125
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	55,000	57,750

		284,618

Oil Companies-Integrated - 0.3%

BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	210,000	214,229
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	114,000	118,068
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	81,000	81,894
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	84,000	79,427
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	63,000	66,884

		560,502

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	109,000	128,430

Real Estate Operations & Development - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	60,000	60,300

Satellite Telecom - 0.0%

Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	55,000	59,194

Security Services - 0.0%

Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	56,000	59,360

Steel-Producers - 0.1%

ArcelorMittal Senior Notes 7.25% due 03/01/2041	75,000	76,312

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	157,000	156,403

Telecom Services - 0.1%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	25,000	26,719
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	60,000	63,150

		89,869

Telephone-Integrated - 0.1%

Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	136,000	155,890
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	68,000	72,760

		228,650

Total Foreign Corporate Bonds & Notes
(cost $5,584,748)		5,688,860

FOREIGN GOVERNMENT AGENCIES - 0.3%
Electric-Distribution - 0.1%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	99,000	99,890

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	98,000	101,204

Sovereign - 0.1%

Government of Canada Senior Notes 0.88% due 02/14/2017	100,000	100,352
United Mexican States Senior Notes 3.50% due 01/21/2021	164,000	166,050
United Mexican States Senior Notes 4.75% due 03/08/2044	110,000	102,575

		368,977

Total Foreign Government Agencies
(cost $559,491)		570,071

MUNICIPAL BONDS & NOTES - 0.1%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	85,840
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	83,000	84,977
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	100,000	92,417

Total Municipal Bonds & Notes
(cost $273,105)		263,234

U.S. GOVERNMENT AGENCIES - 8.4%
Federal Home Loan Mtg. Corp. - 2.6%

2.50% due 01/01/2028	100,267	100,977
3.00% due 08/01/2027	398,657	412,704
3.00% due 10/01/2042	214,296	208,270
3.00% due 11/01/2042	908,738	882,238
3.00% due 04/01/2043	529,854	514,667
3.50% due 02/01/2042	243,020	246,093

3.50% due 03/01/2042	113,569	115,005
3.50% due 08/01/2042	618,033	626,021
3.50% due 09/01/2043	194,008	196,560
4.00% due 09/01/2040	92,011	96,293
4.50% due 01/01/2039	11,942	12,795
4.50% due 12/01/2039	771,341	834,601
5.00% due 10/01/2033	3,620	3,963
6.00% due 08/01/2036	94,724	104,950
6.00% due 03/01/2040	67,599	75,094
6.50% due 12/01/2028	85,797	96,161
6.50% due 05/01/2036	324	362

		4,526,754

Federal National Mtg. Assoc. - 5.7%
2.50% due 04/01/2028	527,049	530,535
3.00% due 10/01/2027	177,680	184,208
3.00% due 12/01/2027	186,652	193,625
3.00% due 01/01/2028	280,015	290,479
3.00% due 12/01/2042	67,974	66,120
3.00% due 05/01/2043	387,776	377,197
3.50% due 08/01/2027	42,735	45,230
3.50% due 10/01/2028	291,067	308,334
3.50% due 08/01/2042	143,207	145,428
3.50% due 08/01/2043	1,228,829	1,247,263
4.00% due 08/01/2026	359,532	384,437
4.00% due 09/01/2040	105,372	110,551
4.00% due 12/01/2040	1,138,416	1,194,829
4.00% due 10/01/2041	182,791	191,770
4.00% due 11/01/2041	234,821	246,419
4.00% due 01/01/2042	132,785	139,329
4.00% due 10/01/2043	15,919	16,696
4.00% due 12/01/2099	200,000	209,625
4.50% due 10/01/2024	157,162	168,196
4.50% due 01/01/2025	626,549	679,590
4.50% due 03/01/2025	205,181	222,501
4.50% due 05/01/2025	156,666	169,869
4.50% due 01/01/2039	27,332	29,351
4.50% due 09/01/2039	126,358	135,734
4.50% due 09/01/2040	304,596	327,189
4.50% due 11/01/2040	34,008	36,560
4.50% due 05/01/2041	129,792	139,389
5.00% due 03/15/2016	74,000	80,982
5.00% due 11/01/2033	5,055	5,568
5.00% due 05/01/2040	75,610	82,937
5.00% due 06/01/2040	248,517	272,899
5.00% due 07/01/2040	920,175	1,009,811
5.50% due 12/01/2029	36,137	40,048
5.50% due 05/01/2034	183,742	203,765
6.00% due 05/01/2017	15,801	16,493
6.00% due 12/01/2033	53,713	60,404
6.00% due 11/01/2038	146,455	162,945
6.00% due 06/01/2040	9,452	10,507
6.50% due 02/01/2017	11,680	12,191
6.50% due 08/01/2031	18,335	20,833
6.50% due 07/01/2032	30,145	34,167
6.50% due 07/01/2036	29,127	32,584
7.50% due 06/01/2015	1,785	1,804
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	113,322	112,648

		9,951,040

Government National Mtg. Assoc. - 0.0%
6.00% due 02/15/2029	3,256	3,660
6.00% due 06/15/2029	10,786	12,410

		16,070

Tennessee Valley Authority - 0.1%
1.75% due 10/15/2018	55,000	55,410
3.50% due 12/15/2042	127,000	107,629

		163,039

Total U.S. Government Agencies
(cost $14,650,844)		14,656,903

U.S. GOVERNMENT TREASURIES - 0.7%
United States Treasury Bonds - 0.1%
2.75% due 11/15/2042	70,000	59,238
3.13% due 02/15/2042	103,000	94,744
3.13% due 02/15/2043	300	274

		154,256

United States Treasury Notes - 0.6%

United States Treasury Notes
0.50% due 07/31/2017	10,000	9,865
0.75% due 10/31/2017	13,000	12,878
1.25% due 10/31/2015	16,000	16,266
1.75% due 05/15/2023	89,000	82,944
2.00% due 01/31/2016	209,000	215,744
2.00% due 02/15/2022	98,000	95,550
2.50% due 08/15/2023	67,000	66,471
2.75% due 12/31/2017	14,000	14,879
2.75% due 11/15/2023	114,000	115,175
United States Treasury Notes FRS 0.09% due 01/31/2016	163,000	162,937
United States Treasury Notes TIPS 0.13% due 04/15/2018(7)	318,582	329,931

		1,122,640

Total U.S. Government Treasuries
(cost $1,312,015)		1,276,896

Total Long-Term Investment Securities
(cost $151,013,067)		169,827,316

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Time Deposits - 1.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014
(cost $2,541,000)	2,541,000	2,541,000

TOTAL INVESTMENTS
(cost $153,554,067)(8)	99.2%	172,368,316
Other assets less liabilities	0.8	1,384,163

NET ASSETS	100.0%	$173,752,479

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $8,534,433 representing 4.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $5,043 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2014, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 Strike Price $500.00 Warrant	03/01/2011	9	$0	$2,502	$278.00	0.0%
ION Media Networks, Inc. Expires 12/18/2016 Strike Price $687.00 Warrant	11/11/2010	9	0	2,502	278.00	0.0

				$5,004		0.0%

(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$109,441,812	$—	$—	$109,441,812
Exchange Traded Funds	11,935,495	—	—	11,935,495
Preferred Securities	376,975	—	—	376,975
Preferred Securities/Capital Securities	—	1,329,189	—	1,329,189
Warrants	—	—	5,004	5,004
Asset Backed Securities	—	2,072,682	—	2,072,682
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries*	—	22,210,193	—	22,210,193
Foreign Corporate Bonds & Notes	—	5,688,860	—	5,688,860
Foreign Government Agencies	—	570,071	—	570,071
Municipal Bonds & Notes	—	263,234	—	263,234
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	9,951,040	—	9,951,040
Other Government Agencies*	—	4,705,863	—	4,705,863
U.S. Government Treasuries	—	1,276,896	—	1,276,896
Short-Term Investment Securities:
Time Deposits	—	2,541,000	—	2,541,000

Total Assets	$121,754,282	$50,609,028	$5,006	$172,368,316

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $19,493,140 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Aerospace/Defense - 1.6%

Boeing Co.	75,400	$9,720,568

Aerospace/Defense-Equipment - 0.8%

United Technologies Corp.	39,500	4,622,290

Agricultural Chemicals - 0.4%

Monsanto Co.	21,200	2,332,424

Airlines - 1.8%

American Airlines Group, Inc.†#	83,000	3,065,190
Delta Air Lines, Inc.	91,400	3,035,394
United Continental Holdings, Inc.†	111,700	5,022,032

		11,122,616

Apparel Manufacturers - 0.3%

Michael Kors Holdings, Ltd.†	13,000	1,274,390
Ralph Lauren Corp.	3,800	612,104
VF Corp.	1,800	105,462

		1,991,956

Applications Software - 1.8%

Intuit, Inc.	1,500	117,225
Microsoft Corp.	1,600	61,296
Red Hat, Inc.†	46,800	2,760,732
Salesforce.com, Inc.†#	129,100	8,051,967

		10,991,220

Athletic Footwear - 0.5%

NIKE, Inc., Class B	35,600	2,787,480

Auto-Cars/Light Trucks - 0.5%

Tesla Motors, Inc.†#	12,500	3,060,125

Auto/Truck Parts & Equipment-Original - 0.3%

Delphi Automotive PLC	7,100	472,647
Johnson Controls, Inc.	11,300	558,220
TRW Automotive Holdings Corp.†	9,200	757,344

		1,788,211

Banks-Fiduciary - 0.8%

Northern Trust Corp.#	20,300	1,255,555
State Street Corp.	58,400	3,835,128

		5,090,683

Banks-Super Regional - 0.2%

US Bancorp	35,600	1,464,584

Beverages-Non-alcoholic - 0.4%

Monster Beverage Corp.†	17,100	1,265,400
PepsiCo, Inc.	11,900	952,833

		2,218,233

Beverages-Wine/Spirits - 0.2%

Constellation Brands, Inc., Class A†	16,600	1,345,098

Broadcast Services/Program - 1.1%

Discovery Communications, Inc., Class C†#	88,250	6,806,722

Building-Residential/Commercial - 0.0%

Lennar Corp., Class A#	3,900	171,132

Cable/Satellite TV - 0.0%

Liberty Global PLC, Class A†	3,000	259,650

Casino Hotels - 3.7%

Las Vegas Sands Corp.	126,400	10,775,600
MGM Resorts International†	48,000	1,322,400
Wynn Macau, Ltd.	462,400	2,222,461
Wynn Resorts, Ltd.#	34,700	8,414,403

		22,734,864

Chemicals-Diversified - 0.3%

FMC Corp.	21,000	1,620,780

Chemicals-Specialty - 1.2%

Ecolab, Inc.	67,600	7,283,900

Coatings/Paint - 1.3%

Sherwin-Williams Co.	39,200	7,858,816

Coffee - 0.1%

Green Mountain Coffee Roasters, Inc.#	4,500	494,010

Commercial Services-Finance - 3.1%

Alliance Data Systems Corp.†#	8,300	2,366,413
MasterCard, Inc., Class A	218,700	16,997,364

		19,363,777

Computer Aided Design - 0.0%

Autodesk, Inc.†	4,200	220,332

Computer Services - 1.1%

Cognizant Technology Solutions Corp., Class A†	51,400	5,348,684
IHS, Inc., Class A†#	11,300	1,354,644

		6,703,328

Computer Software - 0.6%

Akamai Technologies, Inc.†	56,000	3,423,280

Computers - 1.0%

Apple, Inc.	12,200	6,420,128

Cosmetics & Toiletries - 0.3%

Procter & Gamble Co.	20,100	1,581,066

Cruise Lines - 0.1%

Carnival Corp.#	7,900	313,314

Data Processing/Management - 0.5%

Fiserv, Inc.†	56,000	3,250,800

Distribution/Wholesale - 0.6%

Fastenal Co.#	35,500	1,675,245
Fossil Group, Inc.†	13,000	1,493,830
WW Grainger, Inc.#	1,700	433,534

		3,602,609

Diversified Banking Institutions - 0.7%

Citigroup, Inc.	1,600	77,808
Goldman Sachs Group, Inc.	800	133,160
JPMorgan Chase & Co.	1,000	56,820
Morgan Stanley	133,100	4,099,480

		4,367,268

Diversified Manufacturing Operations - 2.7%

3M Co.	4,700	633,231
Danaher Corp.	210,580	16,107,264

		16,740,495

E-Commerce/Products - 5.4%

Amazon.com, Inc.†	77,000	27,881,700
eBay, Inc.†	88,040	5,174,111

		33,055,811

E-Commerce/Services - 5.0%

Ctrip.com International, Ltd. ADR†	49,300	2,662,693
Netflix, Inc.†	12,100	5,392,123
priceline.com, Inc.†	16,600	22,390,744
TripAdvisor, Inc.†#	6,600	661,584

		31,107,144

Electronic Measurement Instruments - 0.1%

Trimble Navigation, Ltd.†#	15,200	579,880

Finance-Credit Card - 3.4%

American Express Co.	84,500	7,713,160
Visa, Inc., Class A	58,700	13,262,678

		20,975,838

Finance-Investment Banker/Broker - 0.7%

TD Ameritrade Holding Corp.	125,500	4,195,465

Finance-Other Services - 0.4%

IntercontinentalExchange Group, Inc.	12,000	2,506,080

Food-Retail - 0.6%

Whole Foods Market, Inc.	67,300	3,637,565

Hotels/Motels - 1.4%

Hilton Worldwide Holdings, Inc.†	60,300	1,348,308
Marriott International, Inc., Class A#	30,790	1,669,742
Starwood Hotels & Resorts Worldwide, Inc.	70,100	5,780,446

		8,798,496

Industrial Gases - 1.0%

Airgas, Inc.#	500	53,900
Praxair, Inc.	45,200	5,892,724

		5,946,624

Instruments-Controls - 0.6%

Honeywell International, Inc.	36,800	3,475,392

Instruments-Scientific - 1.3%

Thermo Fisher Scientific, Inc.	65,100	8,107,554

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.	29,400	1,415,904

Internet Application Software - 1.0%

Tencent Holdings, Ltd.	74,900	6,007,983

Internet Content-Entertainment - 2.0%

Facebook, Inc., Class A†	176,541	12,085,997

Internet Content-Information/News - 0.6%

LinkedIn Corp., Class A†	18,800	3,835,952

Investment Management/Advisor Services - 1.8%

Ameriprise Financial, Inc.	28,540	3,110,575
Franklin Resources, Inc.#	59,400	3,163,050
Invesco, Ltd.	146,200	5,014,660

		11,288,285

Machinery-General Industrial - 0.8%

Roper Industries, Inc.	21,700	2,942,954
Wabtec Corp.	24,800	1,968,376

		4,911,330

Machinery-Pumps - 0.4%

Flowserve Corp.	29,900	2,428,179

Medical Instruments - 0.1%

Intuitive Surgical, Inc.†	800	355,864

Medical Products - 0.9%

Becton Dickinson and Co.	13,600	1,566,992
Covidien PLC	22,300	1,604,485
Henry Schein, Inc.†	800	95,232
Stryker Corp.	27,200	2,182,528

		5,449,237

Medical-Biomedical/Gene - 10.0%

Alexion Pharmaceuticals, Inc.†	48,600	8,592,480
Biogen Idec, Inc.†	43,400	14,785,512
Celgene Corp.†	65,600	10,545,200
Gilead Sciences, Inc.†	262,000	21,690,980
Regeneron Pharmaceuticals, Inc.†	16,300	5,419,750
Vertex Pharmaceuticals, Inc.†	9,400	760,084

		61,794,006

Medical-Drugs - 1.0%

Allergan, Inc.	17,600	2,235,200
Valeant Pharmaceuticals International, Inc.†	27,300	3,954,678

		6,189,878

Medical-Generic Drugs - 0.3%

Actavis PLC†	1,400	309,148
Perrigo Co. PLC	9,500	1,562,180

		1,871,328

Medical-HMO - 0.3%

UnitedHealth Group, Inc.	25,000	1,931,750

Medical-Wholesale Drug Distribution - 2.7%

AmerisourceBergen Corp.	5,000	339,250
Cardinal Health, Inc.	25,100	1,795,403
McKesson Corp.	82,900	14,677,445

		16,812,098

Metal Processors & Fabrication - 2.0%

Precision Castparts Corp.	47,900	12,352,452

Motorcycle/Motor Scooter - 0.5%

Harley-Davidson, Inc.	44,800	2,959,488

Multimedia - 0.6%

Twenty-First Century Fox, Inc., Class A	48,900	1,640,106
Walt Disney Co.	27,500	2,222,275

		3,862,381

Oil Companies-Exploration & Production - 3.7%

Cabot Oil & Gas Corp.	11,000	385,000
Concho Resources, Inc.†#	30,000	3,633,900
EOG Resources, Inc.	3,500	662,970
EQT Corp.	44,100	4,510,989
Pioneer Natural Resources Co.	43,900	8,831,802
Range Resources Corp.#	54,828	4,717,949

		22,742,610

Oil-Field Services - 0.7%

Schlumberger, Ltd.	44,200	4,110,600

Pharmacy Services - 0.1%

Express Scripts Holding Co.†	10,200	768,162

Real Estate Investment Trusts - 1.8%

American Tower Corp.	138,000	11,242,860

Retail-Apparel/Shoe - 1.0%

L Brands, Inc.#	37,900	2,134,907
PVH Corp.	14,700	1,858,521
Ross Stores, Inc.	33,400	2,431,520

		6,424,948

Retail-Auto Parts - 1.1%

AutoZone, Inc.†	1,500	807,660
O’Reilly Automotive, Inc.†	38,800	5,852,980

		6,660,640

Retail-Automobile - 0.2%

CarMax, Inc.†#	20,500	992,815

Retail-Building Products - 2.0%

Home Depot, Inc.	74,500	6,111,235
Lowe’s Cos., Inc.	129,400	6,473,882

		12,585,117

Retail-Discount - 0.6%

Costco Wholesale Corp.	20,800	2,429,440
Dollar Tree, Inc.†	27,700	1,517,129

		3,946,569

Retail-Drug Store - 0.6%

CVS Caremark Corp.	46,300	3,386,382
Walgreen Co.	3,600	244,620

		3,631,002

Retail-Gardening Products - 0.5%

Tractor Supply Co.#	43,900	3,097,584

Retail-Jewelry - 0.1%

Tiffany & Co.	4,300	400,975

Retail-Restaurants - 2.7%

Chipotle Mexican Grill, Inc.†#	13,300	7,517,293
Starbucks Corp.	132,100	9,373,816

		16,891,109

Semiconductor Components-Integrated Circuits - 0.9%

QUALCOMM, Inc.	75,920	5,716,017

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.†	2,470	66,048

Telephone-Integrated - 0.2%

SoftBank Corp.	15,300	1,152,799

Therapeutics - 0.1%

Pharmacyclics, Inc.†#	6,000	831,960

Transport-Rail - 1.6%

Canadian Pacific Railway, Ltd.	8,200	1,287,400
Kansas City Southern	33,200	3,118,144
Union Pacific Corp.	31,300	5,645,894

		10,051,438

Transport-Services - 0.7%

FedEx Corp.	33,600	4,479,888

Transport-Truck - 0.1%

J.B. Hunt Transport Services, Inc.	8,800	632,456

Web Portals/ISP - 7.8%

Baidu, Inc. ADR†	53,200	9,093,476
Google, Inc., Class A†	30,700	37,320,455
NAVER Corp.	2,161	1,653,899

		48,067,830

Total Long-Term Investment Securities (cost $355,823,111)		614,183,147

SHORT-TERM INVESTMENT SECURITIES - 4.3%
Registered Investment Companies - 4.3%

State Street Navigator Securities Lending Prime Portfolio(1)	24,217,514	24,217,514
T. Rowe Price Reserve Investment Fund	2,363,279	2,363,279

Total Short-Term Investment Securities (cost $26,580,793)		26,580,793

TOTAL INVESTMENTS (cost $382,403,904)(2)	103.9%	640,763,940
Liabilities in excess of other assets	(3.9)	(23,788,424)

NET ASSETS	100.0%	$616,975,516

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2014, the Fund had loaned securities with a total value of $31,695,468. This was secured by collateral of $24,217,514, which was received in cash and subsequently invested in short-term investments currently valued at $24,217,514 as reported in the portfolio of investments. Additional collateral of $8,310,940 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The Components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Corp.	3.50% to 4.00%	06/15/2040 to 06/15/2041	$770,577
Federal National Mtg. Assoc.	1.83% to 4.00%	02/25/2022 to 05/25/2042	6,480,263
Government National Mtg. Assoc.	0.55% to 4.00%	06/20/2036 to 01/16/2040	1,060,100

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Products	$33,055,811	$—	$—	$33,055,811
E-Commerce/Services	31,107,144	—	—	31,107,144
Medical - Biomedical/Gene	61,794,006	—	—	61,794,006
Web Portals/ISP	48,067,830	—	—	48,067,830
Other Industries*	440,158,356	—	—	440,158,356
Short-Term Investment Securities:
Registered Investment Companies	26,580,793	—	—	26,580,793

Total	$640,763,940	$—	$—	$640,763,940

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.0%
Aerospace/Defense - 3.1%

General Dynamics Corp.	5,800	$635,332
Raytheon Co.	9,860	965,393

		1,600,725

Apparel Manufacturers - 1.6%

Hanesbrands, Inc.	11,000	806,080

Applications Software - 1.4%

Microsoft Corp.	19,035	729,231

Auto-Cars/Light Trucks - 2.0%

Daimler AG ADR	3,900	360,867
General Motors Co.	18,500	669,700

		1,030,567

Auto/Truck Parts & Equipment-Original - 1.8%

Delphi Automotive PLC	13,900	925,323

Banks-Commercial - 1.3%

CIT Group, Inc.	13,700	666,916

Banks-Fiduciary - 1.3%

State Street Corp.	10,410	683,625

Banks-Super Regional - 7.0%

Capital One Financial Corp.	16,925	1,242,803
Fifth Third Bancorp	27,600	598,782
PNC Financial Services Group, Inc.	8,425	688,996
Wells Fargo & Co.	23,245	1,079,033

		3,609,614

Building Products-Cement - 1.8%

CRH PLC ADR	31,200	919,152

Building-Residential/Commercial - 1.2%

NVR, Inc.†	495	590,040

Cable/Satellite TV - 1.0%

DIRECTV†	6,600	512,160

Casino Services - 1.0%

International Game Technology	33,000	497,970

Cellular Telecom - 0.9%

Vodafone Group PLC ADR	10,854	451,201

Chemicals-Diversified - 3.0%

E.I. du Pont de Nemours & Co.	12,000	799,440
Rockwood Holdings, Inc.	9,200	725,696

		1,525,136

Cruise Lines - 3.0%

Carnival Corp.	17,400	690,084
Royal Caribbean Cruises, Ltd.	15,700	831,001

		1,521,085

Diversified Banking Institutions - 6.4%

Bank of America Corp.	70,226	1,160,836
Citigroup, Inc.	22,810	1,109,250
JPMorgan Chase & Co.	17,405	988,952

		3,259,038

Diversified Manufacturing Operations - 6.3%

Eaton Corp. PLC	10,400	776,984
Illinois Tool Works, Inc.	6,000	495,000
ITT Corp.	5,800	254,620
Pentair, Ltd.	9,500	767,695
SPX Corp.	8,800	947,584

		3,241,883

Electric Products-Misc. - 0.9%

Emerson Electric Co.	7,440	485,534

Electronic Components-Semiconductors - 4.0%

Fairchild Semiconductor International, Inc.†	40,500	570,240
Microchip Technology, Inc.	16,900	769,795
Texas Instruments, Inc.	15,820	711,267

		2,051,302

Electronic Security Devices - 1.4%

Tyco International, Ltd.	17,500	738,150

Engineering/R&D Services - 1.5%

KBR, Inc.	28,100	776,122

Enterprise Software/Service - 1.5%

CA, Inc.	22,800	763,800

Finance-Consumer Loans - 2.1%

SLM Corp.	44,105	1,055,874

Finance-Credit Card - 2.5%

American Express Co.	7,455	680,493
Discover Financial Services	10,700	613,966

		1,294,459

Finance-Investment Banker/Broker - 0.7%

E*TRADE Financial Corp.†	16,500	370,755

Instruments-Controls - 1.0%

Honeywell International, Inc.	5,600	528,864

Investment Management/Advisor Services - 1.1%

Ameriprise Financial, Inc.	5,100	555,849

Machinery-Construction & Mining - 1.4%

Joy Global, Inc.	13,200	726,000

Medical Instruments - 1.5%

Medtronic, Inc.	13,130	778,084

Medical-Drugs - 6.1%

Johnson & Johnson	9,785	901,394
Merck & Co., Inc.	13,500	769,365
Pfizer, Inc.	25,541	820,122
Sanofi ADR	11,900	616,896

		3,107,777

Medical-Generic Drugs - 1.2%

Teva Pharmaceutical Industries, Ltd. ADR	12,400	618,636

Medical-HMO - 3.3%

Cigna Corp.	5,700	453,663
UnitedHealth Group, Inc.	8,220	635,159
WellPoint, Inc.	6,815	617,371

		1,706,193

Medical-Wholesale Drug Distribution - 1.6%

Cardinal Health, Inc.	11,100	793,983

Oil & Gas Drilling - 1.5%

Seadrill, Ltd.	20,600	761,376

Oil Companies-Exploration & Production - 2.4%

ConocoPhillips	8,665	576,222
Occidental Petroleum Corp.	6,565	633,654

		1,209,876

Oil Companies-Integrated - 2.4%

BP PLC ADR	14,035	710,311
Marathon Oil Corp.	16,065	538,178

		1,248,489

Oil Field Machinery & Equipment - 1.5%

National Oilwell Varco, Inc.	10,000	770,400

Pharmacy Services - 1.5%

Omnicare, Inc.	13,200	777,480

Retail-Apparel/Shoe - 0.8%

Coach, Inc.	8,500	414,885

Retail-Discount - 1.4%

Target Corp.	11,200	700,448

Retail-Drug Store - 0.6%

Walgreen Co.	4,300	292,185

Savings & Loans/Thrifts - 3.5%

First Niagara Financial Group, Inc.	53,000	480,710
New York Community Bancorp, Inc.	41,900	669,562
People’s United Financial, Inc.	46,300	656,071

		1,806,343

Telephone-Integrated - 1.8%

Verizon Communications, Inc.	19,538	929,618

Tobacco - 2.5%

Altria Group, Inc.	17,670	640,714
Philip Morris International, Inc.	7,900	639,189

		1,279,903

Tools-Hand Held - 1.2%

Stanley Black & Decker, Inc.	7,460	619,478

Total Long-Term Investment Securities
(cost $37,047,053)		49,731,609

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Time Deposits - 2.9%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014 (cost $1,488,000)	$1,488,000	1,488,000

TOTAL INVESTMENTS
(cost $38,535,053) (1)	99.9%	51,219,609
Other assets less liabilities	0.1	46,838

NET ASSETS	100.0%	$51,266,447

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$3,609,614	$—	$—	$3,609,614
Diversified Banking Institutions	3,259,038	—	—	3,259,038
Diversified Manufacturing Operatons	3,241,883	—	—	3,241,883
Medical - Drugs	3,107,777	—	—	3,107,777
Other Industries*	36,513,297	—	—	36,513,297
Short-Term Investment Securities:
Time Deposits	—	1,488,000	—	1,488,000

Total	$49,731,609	$1,488,000	$—	$51,219,609

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 5.5%
Diversified Financial Services - 5.5%

ABFC 2002-NC1 Trust FRS Series 2002-NC1, Class M1 1.18% due 03/25/2032	$483,228	$456,864
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	552,000	554,733
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	446,000	449,340
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	240,000	249,318
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	258,000	258,744
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 0.03% due 02/22/2019	343,000	342,945
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	216,000	223,832
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	385,613	391,660
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	229,784
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	282,270	304,047
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.16% due 10/25/2023(2)	553,258	560,210
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	405,000	409,642
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	182,000	182,572
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	339,000	341,255
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	192,000	192,861
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	192,000	191,424
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	163,000	164,238
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	115,000	114,426
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	206,000	214,382
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	1,000,000	1,104,345
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	245,871	251,171
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	226,200	228,131
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	640,774	650,204
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	1,000,000	1,079,213
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	1,000,000	1,103,620
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	385,768	389,993

Total Asset Backed Securities (cost $10,626,884)		10,638,954

U.S. CORPORATE BONDS & NOTES - 18.6%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023#	620,000	604,326

Aerospace/Defense - 0.2%

Boeing Co. Senior Notes 0.95% due 05/15/2018#	302,000	294,166

Agricultural Chemicals - 0.2%

Mosaic Co. Senior Notes 4.25% due 11/15/2023#	173,000	175,464
Mosaic Co. Senior Notes 5.45% due 11/15/2033	143,000	152,170

		327,634

Applications Software - 0.2%

Microsoft Corp. Senior Notes 1.63% due 12/06/2018	333,000	332,745

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	305,000	319,921

Banks-Commercial - 0.8%

Union Bank NA Senior Notes 1.50% due 09/26/2016	279,000	283,533
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	301,000	311,824
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	542,000	576,617
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	379,000	380,116

		1,552,090

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	323,000	325,568
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	537,674

		863,242

Banks-Super Regional - 0.5%

Bank of America NA Senior Notes 1.25% due 02/14/2017	370,000	370,364
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	30,000	33,070
Wells Fargo & Co. Senior Notes 3.00% due 01/22/2021	540,000	545,521

		948,955

Brewery - 0.4%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024#	203,000	206,537
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	507,000	509,643

		716,180

Cable/Satellite TV - 0.2%

TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	155,000	197,729
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	75,000	86,900
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038#	112,000	139,964

		424,593

Chemicals-Specialty - 0.1%

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034#	179,000	224,291

Computer Services - 0.3%

International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	371,000	354,297
International Business Machines Corp. Senior Notes 3.63% due 02/12/2024	182,000	182,978

		537,275

Computers - 0.5%

Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020#	208,000	212,449
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021#	176,000	186,814
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	508,000	544,819

		944,082

Diagnostic Equipment - 0.1%

Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	146,000	161,973

Diversified Banking Institutions - 3.2%

Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	800,000	898,206
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,203,000	1,290,101
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	497,000	553,556
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	261,000	303,829
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	885,000	1,021,533

Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037#	508,000	571,891
Morgan Stanley Senior Notes 4.75% due 03/22/2017#	423,000	464,118
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	892,000	941,228
NationBank Corp. Sub. Notes 7.25% due 10/15/2025	44,000	52,380

		6,096,842

Diversified Financial Services - 0.8%

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	270,000	299,400
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020#	210,000	244,783
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038#	461,000	545,834
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	358,000	457,961

		1,547,978

Diversified Manufacturing Operations - 0.2%

Textron, Inc. Senior Notes 4.63% due 09/21/2016	305,000	329,459

Diversified Operations - 0.1%

Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	197,000	204,537

Electric-Integrated - 0.9%

Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	109,000	110,613
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	326,000	356,231
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	262,000	301,648
Georgia Power Co. Senior Notes 3.00% due 04/15/2016#	112,000	117,424
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	141,000	157,297
Monongahela Power Co. 1st Mtg. Notes 5.40% due 12/15/2043*	236,000	259,225
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	224,000	226,764
PG&E Corp. Senior Notes 2.40% due 03/01/2019	187,000	187,423

		1,716,625

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 1.35% due 12/15/2017#	249,000	248,946

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	236,000	253,899

Finance-Auto Loans - 0.1%

Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	163,000	163,198

Finance-Consumer Loans - 0.1%

HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021#	186,000	218,644

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	21,360
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(3)†	87,000	17
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(3)†	112,000	23

		21,400

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	150,000	150,961

Food-Misc./Diversified - 0.3%

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040#	192,000	240,228
Mondelez International, Inc. Senior Notes 2.25% due 02/01/2019	257,000	257,095

		497,323

Gold Mining - 0.2%

Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042#	246,000	200,782
Newmont Mining Corp. Company Guar. Notes 5.13% due 10/01/2019	108,000	115,449

		316,231

Insurance-Life/Health - 0.3%

Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	210,721
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	117,000	117,936
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	313,000	314,011

		642,668

Insurance-Multi-line - 0.2%

Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	332,000	342,109

Insurance-Mutual - 0.2%

New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	453,000	459,000

Medical Products - 0.2%

Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	56,000	56,976
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	268,000	343,349

		400,325

Medical-Drugs - 0.1%

Johnson & Johnson Senior Notes 4.38% due 12/05/2033	250,000	263,645

Medical-Generic Drugs - 0.3%

Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	519,000	583,105

Multimedia - 0.3%

Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	298,000	366,049
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	159,000	216,858

		582,907

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	228,000	229,979

Office Automation & Equipment - 0.2%

Xerox Corp. Senior Notes 4.50% due 05/15/2021#	323,000	341,264

Oil & Gas Drilling - 0.3%

Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	448,000	464,944
Rowan Cos, Inc. Company Guar. Notes
5.85% due 01/15/2044	182,000	183,351

		648,295

Oil Companies-Exploration & Production - 0.6%

Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023#	189,000	195,706
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022#	206,000	215,785
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	190,000	198,606
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	194,000	211,945
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	323,000	356,915

		1,178,957

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 5.60% due 02/15/2041#	238,000	258,761
Hess Corp. Senior Notes 7.88% due 10/01/2029	154,000	203,693

		462,454

Oil Refining & Marketing - 0.1%

Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	172,000	204,940

Paper & Related Products - 0.7%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	364,000	400,074
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	366,086
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	571,000	647,879

		1,414,039

Pipelines - 0.8%

El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	131,000	115,337
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	50,000	53,180
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	1,022,000	1,181,630
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	114,000	120,256
Williams Partners LP Senior Notes 5.40% due 03/04/2044	149,000	150,631

		1,621,034

Real Estate Investment Trusts - 0.1%

HCP, Inc. Senior Notes 3.75% due 02/01/2016	160,000	168,734
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	114,000	117,296

		286,030

Retail-Auto Parts - 0.2%

Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023#	337,000	344,308

Retail-Discount - 0.1%

Dollar General Corp. Senior Notes 3.25% due 04/15/2023#	175,000	164,288

Retail-Drug Store - 0.3%

CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	136,703	138,925
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	157,047	172,232
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	153,093	169,807

		480,964

Savings & Loans/Thrifts - 0.8%

Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	363,000	393,633
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	494,000	578,018
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	468,611
Santander Holdings USA, Inc. Senior Notes
3.00% due 09/24/2015	145,000	149,969

		1,590,231

Schools - 0.3%

Northwestern University Bonds 4.20% due 12/01/2047	225,000	216,443
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	113,000	101,876
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	180,000	168,807

		487,126

Security Services - 0.3%

ADT Corp. Senior Notes 3.50% due 07/15/2022	311,000	283,787
ADT Corp. Senior Notes 6.25% due 10/15/2021*#	200,000	210,500

		494,287

Special Purpose Entities - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	435,000	444,759
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	162,000	149,692

		594,451

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021#	271,000	287,229

Telecom Services - 0.1%

Qwest Corp. Senior Notes 7.50% due 10/01/2014	250,000	259,102

Telephone-Integrated - 0.8%

Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	343,000	371,566
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	657,000	781,209
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	244,000	298,701

		1,451,476

Television - 0.0%

CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	80,000	76,478

Wireless Equipment - 0.0%

Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	9,930	10,265

Total U.S. Corporate Bonds & Notes
(cost $35,172,113)		35,918,472

FOREIGN CORPORATE BONDS & NOTES - 7.3%
Auto-Cars/Light Trucks - 0.2%

Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*#	411,000	413,631

Banks-Commercial - 2.7%

ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	760,000	762,888
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018#	230,000	231,306
Banque Federative du Credit Mutuel SA Senior Notes 2.50% due 10/29/2018*	308,000	308,335
BPCE SA Sub. Notes 5.15% due 07/21/2024*#	415,000	416,440
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019#	282,000	283,789
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	266,000	299,572
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*#	240,000	263,618
ING Bank NV Notes 2.00% due 09/25/2015*	572,000	581,896
Intesa Sanpaolo SpA Bank Guar. Notes 5.25% due 01/12/2024	394,000	405,378
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	231,000	244,860
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	503,000	511,152
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	650,000	642,499
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*#	216,000	221,797

		5,173,530

Beverages-Non-alcoholic - 0.6%

Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018#	410,000	412,799
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	281,000	282,004
Coca-Cola Femsa SAB de CV Company Guar. Notes 5.25% due 11/26/2043	433,000	457,507

		1,152,310

Chemicals-Diversified - 0.2%

LyondellBasell Industries NV Senior Notes 5.00% due 04/15/2019	277,000	310,709

Diversified Banking Institutions - 0.5%

Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	196,000	203,417
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	259,000	301,406
Societe Generale SA Senior Notes 5.20% due 04/15/2021*	350,000	392,301

		897,124

Diversified Financial Services - 0.2%

Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	373,000	394,593

Diversified Manufacturing Operations - 0.4%

Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	326,000	328,552
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	386,000	396,108

		724,660

Electric-Integrated - 0.1%

Electricite de France Senior Notes 6.00% due 01/22/2114*#	243,000	252,258

Gold Mining - 0.2%

Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	323,000	323,915

Medical-Drugs - 0.2%

Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	404,000	410,119

Oil & Gas Drilling - 0.2%

Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021#	166,000	186,221
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	157,000	184,072

		370,293

Oil Companies-Exploration & Production - 0.1%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031#	183,000	235,104

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017#	475,000	474,307
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016#	350,000	362,488
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024#	254,000	256,803
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	301,000	284,614
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*#	178,000	188,974

		1,567,186

Oil-Field Services - 0.2%

Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	336,000	395,895

Petrochemicals - 0.1%

Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	227,000	218,488

SupraNational Banks - 0.1%

North American Development Bank Senior Notes 2.30% due 10/10/2018	257,000	256,023

Telephone-Integrated - 0.5%

British Telecommunications PLC Senior Notes 2.35% due 02/14/2019	296,000	296,938
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019#	391,000	448,184
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	207,000	221,490

		966,612

Total Foreign Corporate Bonds & Notes
(cost $13,919,627)		14,062,450

FOREIGN GOVERNMENT AGENCIES - 0.9%
Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	298,000	300,679

Regional Authority - 0.1%

Province of British Columbia Senior Notes 2.85% due 06/15/2015	272,000	280,892

Sovereign - 0.6%

Government of Canada Senior Notes 0.88% due 02/14/2017#	308,000	309,084
United Mexican States Senior Notes 3.50% due 01/21/2021	423,000	428,287
United Mexican States Senior Notes 4.75% due 03/08/2044	365,000	340,363

		1,077,734

Total Foreign Government Agencies
(cost $1,628,478)		1,659,305

MUNICIPAL BONDS & NOTES - 0.4%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	241,000	227,335
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	216,000	221,145
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	335,000	309,597

Total Municipal Bonds & Notes
(cost $789,630)		758,077

U.S. GOVERNMENT AGENCIES - 35.5%
Federal Home Loan Bank - 0.2%
5.50% due 07/15/2036	250,000	304,184

Federal Home Loan Mtg. Corp. - 11.1%
2.50% due 01/01/2028	461,913	465,184
2.50% due 04/01/2028	919,305	926,055

3.00% due 08/01/2027	881,704	912,771
3.00% due 10/01/2042	863,539	839,259
3.00% due 11/01/2042	1,481,006	1,437,815
3.00% due 02/01/2043	481,720	467,672
3.00% due 04/01/2043	964,728	936,594
3.00% due 05/01/2043	1,489,650	1,447,739
3.50% due 11/01/2041	1,215,335	1,230,705
3.50% due 03/01/2042	341,455	345,773
3.50% due 04/01/2042	1,886,201	1,910,056
3.50% due 06/01/2042	2,548,187	2,580,414
3.50% due 08/01/2042	453,755	459,707
4.00% due 09/01/2040	184,511	193,098
4.50% due 01/01/2039	46,440	49,759
4.50% due 06/01/2040	1,354,164	1,463,986
4.50% due 06/01/2041	1,462,821	1,569,906
5.00% due 10/01/2033	3,224	3,530
5.00% due 06/01/2039	845,270	931,329
5.00% due 07/01/2040	1,356,141	1,481,660
5.50% due 11/01/2018	77,907	82,838
5.50% due 02/01/2035	333,865	369,491
6.00% due 10/01/2033	186,480	207,016
6.00% due 03/01/2040	2,308	2,564
6.50% due 02/01/2035	12,992	14,528
6.50% due 01/01/2036	24,344	27,234
6.50% due 03/01/2036	76,472	87,113
6.75% due 09/15/2029#	500,000	685,914
6.75% due 03/15/2031	250,000	344,005
7.00% due 11/01/2016	6,110	6,399

		21,480,114

Federal National Mtg. Assoc. - 24.0%

2.50% due 04/01/2028	572,086	575,886
3.00% due 10/01/2027	222,100	230,260
3.00% due 12/01/2027	1,866,521	1,936,252
3.00% due 01/01/2028	1,866,765	1,936,525
3.00% due 03/01/2042	485,710	472,460
3.00% due 12/01/2042	1,111,106	1,080,914
3.00% due March TBA	2,000,000	1,942,734
3.50% due 09/01/2026	115,617	122,398
3.50% due 08/01/2027	266,806	282,384
3.50% due 10/01/2028	970,224	1,027,781
3.50% due 10/01/2041	978,973	993,804
3.50% due 12/01/2041	798,724	811,074
3.50% due 06/01/2042	539,150	547,255
3.50% due 07/01/2042	127,998	128,726
3.50% due 08/01/2042	1,385,249	1,399,108
3.50% due 09/01/2042	1,879,432	1,907,694
3.50% due 03/01/2043	619,038	628,348
3.50% due 08/01/2043	983,451	998,187
4.00% due 08/01/2026	1,438,126	1,537,748
4.00% due 04/01/2039	397,696	417,258
4.00% due 07/01/2040	272,120	286,651
4.00% due 09/01/2040	199,405	209,224
4.00% due 10/01/2040	209,369	219,655
4.00% due 12/01/2040	2,134,530	2,240,303
4.00% due 03/01/2041	346,674	363,692
4.00% due 10/01/2041	1,194,910	1,253,611
4.00% due 11/01/2041	1,180,377	1,238,683
4.00% due 01/01/2042	169,964	178,341
4.00% due March TBA	3,057,000	3,204,118
4.50% due 11/01/2022	332,138	355,919
4.50% due 10/01/2024	707,230	756,883
4.50% due 01/01/2039	101,392	108,884
4.50% due 09/01/2039	536,327	576,122
4.50% due 09/01/2040	1,554,907	1,670,241
4.50% due 11/01/2040	436,784	469,550
4.50% due 12/01/2040	862,544	927,085
4.50% due 05/01/2041	726,851	780,593
4.50% due March TBA	1,000,000	1,073,906
5.00% due 03/15/2016#	1,140,000	1,247,566
5.00% due 05/11/2017	500,000	564,313
5.00% due 10/01/2033	9,235	10,151
5.00% due 03/01/2034	127,531	139,783
5.00% due 02/01/2036	43,181	47,282
5.00% due 05/01/2039	1,179,702	1,304,320
5.00% due 05/01/2040	263,445	288,975
5.00% due 06/01/2040	174,591	191,720
5.00% due 07/01/2040	669,534	736,077
5.50% due 12/01/2029	207,889	230,390
5.50% due 04/01/2033	148,843	165,111
5.50% due 12/01/2033	146,553	162,420
5.50% due 05/01/2034	169,490	187,960
5.50% due 07/01/2037	993,171	1,094,961
5.50% due 06/01/2038	94,207	104,255
5.50% due March TBA	479,000	528,846
6.00% due 03/01/2016	373	375
6.00% due 12/01/2016	8,616	9,053
6.00% due 11/01/2017	24,473	25,862
6.00% due 12/01/2020	66,714	70,860
6.00% due 12/01/2033	121,905	137,091
6.00% due 12/01/2036	1,281,944	1,428,900
6.00% due 05/01/2038	268,360	298,667
6.00% due 11/01/2038	359,480	399,957
6.00% due 06/01/2040	283,563	315,202
6.50% due 03/01/2017	14,591	15,420
6.50% due 08/01/2031	10,657	12,109
6.50% due 07/01/2032	79,008	89,490
6.50% due 07/01/2036	47,118	52,710
6.50% due 09/01/2037	169,261	189,841
6.50% due 10/01/2037	228,118	255,633
6.50% due 10/01/2038	76,345	85,370
6.50% due 02/01/2039	60,184	67,296
7.50% due 08/01/2015	82	84
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	894,646	889,324

		46,237,631

Tennessee Valley Authority - 0.2%

1.75% due 10/15/2018	155,000	156,155
3.50% due 12/15/2042	387,000	327,973

		484,128

Total U.S. Government Agencies
(cost $68,668,918)		68,506,057

U.S. GOVERNMENT TREASURIES - 27.5%
United States Treasury Bonds - 3.5%

2.75% due 11/15/2042	423,000	357,964
3.13% due 11/15/2041	809,000	745,417
3.13% due 02/15/2042	408,000	375,296
3.63% due 08/15/2043#	289,000	290,896
3.88% due 08/15/2040	54,000	57,324
4.25% due 05/15/2039	267,000	301,293
4.38% due 02/15/2038	483,000	555,299
4.38% due 11/15/2039#	934,000	1,074,684
4.50% due 05/15/2038	120,000	140,513
4.50% due 08/15/2039	972,000	1,139,822
4.75% due 02/15/2037	587,000	711,737
4.75% due 02/15/2041	129,000	157,239
5.00% due 05/15/2037	159,000	199,297
5.25% due 11/15/2028	404,000	506,452
8.13% due 08/15/2019	92,000	123,309

		6,736,542

United States Treasury Notes - 24.0%

0.25% due 08/15/2015	800,000	800,656
0.25% due 10/31/2015	219,000	219,017
0.38% due 04/15/2015	540,000	541,371
0.38% due 11/15/2015	9,000	9,018
0.50% due 07/31/2017	3,000,000	2,959,452
0.63% due 08/31/2017	2,261,000	2,236,448
0.75% due 06/15/2014#	210,000	210,402
0.75% due 10/31/2017	422,000	418,044
0.75% due 12/31/2017	234,000	231,075
0.88% due 02/28/2017	2,600,000	2,612,797
1.00% due 08/31/2016	103,000	104,263
1.00% due 10/31/2016	1,369,000	1,384,401
1.00% due 03/31/2017	5,112,000	5,151,137
1.25% due 10/31/2015	2,222,000	2,258,890
1.38% due 11/30/2015	53,000	54,017
1.38% due 06/30/2018	74,000	74,283
1.38% due 02/28/2019	510,000	506,374
1.50% due 12/31/2018#	328,000	328,512
1.50% due 01/31/2019#	1,400,000	1,400,547
1.63% due 11/15/2022#	3,003,000	2,797,481
1.75% due 05/15/2022	1,640,000	1,560,178
2.00% due 01/31/2016	649,000	669,941
2.00% due 02/15/2022#	3,444,000	3,357,900
2.13% due 12/31/2015	150,000	155,004
2.38% due 08/31/2014	5,260,000	5,318,765
2.50% due 04/30/2015#	500,000	513,614
2.75% due 12/31/2017#	1,511,000	1,605,909
2.75% due 11/15/2023	1,131,000	1,142,663
3.13% due 05/15/2019	11,000	11,848
3.63% due 08/15/2019	27,000	29,761
3.88% due 05/15/2018	4,109,000	4,556,815
4.00% due 08/15/2018	1,403,000	1,566,537
4.25% due 08/15/2015	538,000	569,628
United States Treasury Notes FRS 0.09% due 01/31/2016	973,000	972,623

		46,329,371

Total U.S. Government Treasuries
(cost $52,544,780)		53,065,913

PREFERRED SECURITIES - 0.2%
Electric-Integrated - 0.1%

Entergy Louisiana LLC 4.70%	7,250	144,275

Telecom Services - 0.1%

Qwest Corp. 6.13%#	13,750	290,263

Total Preferred Securities
(cost $524,956)		434,538

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.1%
Banks-Super Regional - 0.1%

Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018#(4)	165,000	188,100
Wells Fargo Capital X 5.95% due 12/01/2086	97,000	97,514

		285,614

Diversified Banking Institutions - 0.2%

JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023#(4)	230,000	217,350
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	160,000	179,552
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	73,000	54,202

		451,104

Electric-Integrated - 0.1%

Electricite de France VRS 5.63% due 01/22/2024*#(4)	207,000	209,070

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%† (3)	78,000	16

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	216,000	203,580

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. FRS 5.63% due 06/15/2043	283,000	292,198

Insurance-Multi-line - 0.2%

MetLife, Inc. 6.40% due 12/15/2066#	284,000	296,212

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	396,000	425,700

Total Preferred Securities/Capital Securities
(cost $2,068,275)		2,163,494

Total Long-Term Investment Securities
(cost $185,943,661)		187,207,260

SHORT-TERM INVESTMENT SECURITIES - 8.8%
Registered Investment Companies - 3.7%

State Street Navigator Securities Lending Prime Portfolio(5)	6,976,880	6,976,880

Time Deposits - 5.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014	9,865,000	9,865,000

Total Short-Term Investment Securities
(cost $16,841,880)		16,841,880

TOTAL INVESTMENTS
(cost $202,785,541)(6)	105.8%	204,049,140
Liabilities in excess of other assets	(5.8)	(11,211,657)

NET ASSETS	100.0%	$192,837,483

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $13,692,841 representing 7.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $56 representing 0.0% of net assets.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	At February 28, 2014, the Fund had loaned securities with a total value of $7,529,239. This was secured by collateral of $6,976,880 which was received in cash and subsequently invested in short-term investments currently valued at $6,976,880 as reported in the portfolio of investments. Additional collateral of $707,751 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The	components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Corp.	zero coupon to 42.39%	05/01/2014 to 08/01/2047	$258,633
Federal National Mtg. Assoc.	0.45% to 53.75%	01/01/2017 to 04/25/2048	293,733
Government National Mtg. Assoc.	0.47% to 85.06%	12/16/2025 to 05/16/2053	22,531
United State Treasury Bonds/Note	0.63% to 1.63%	06/30/2016 to 11/15/2022	132,854

(6)	See Note 5 for cost of investments on a tax basis.
REMIC -	Real Estate Mortgage Investment Conduit
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
FRS -	Floating Rate Security
VRS -	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$10,638,954	$—	$10,638,954
U.S. Corporate Bonds & Notes	—	35,918,472	—	35,918,472
Foreign Corporate Bonds & Notes	—	14,062,450	—	14,062,450
Foreign Government Agencies	—	1,659,305	—	1,659,305
Municipal Bonds & Notes	—	758,077	—	758,077
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	21,480,114	—	21,480,114
Federal National Mtg. Assoc.	—	46,237,631	—	46,237,631
Other Government Agencies*	—	788,312	—	788,312
U.S. Government Treasuries:
United States Treasury Bonds	—	6,736,542	—	6,736,542
United States Treasury Notes	—	46,329,371	—	46,329,371
Preferred Securities	434,538	—	—	434,538
Preferred Securities/Capital Securities	—	2,163,494	—	2,163,494
Short-Term Investment Securities:
Registered Investment Companies	6,976,880	—	—	6,976,880
Time Deposits	—	9,865,000	—	9,865,000

Total	$7,411,418	$196,637,722	$—	$204,049,140

*	Sum of all other industries or other government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	10,500	$186,060

Aerospace/Defense - 2.4%

Boeing Co.	15,500	1,998,260
Northrop Grumman Corp.	6,900	835,107
Raytheon Co.	31,580	3,091,998
Rockwell Collins, Inc.#	7,100	586,034

		6,511,399

Airlines - 1.5%

Delta Air Lines, Inc.	12,435	412,967
United Continental Holdings, Inc.†	81,942	3,684,112

		4,097,079

Appliances - 0.4%

Whirlpool Corp.	7,400	1,070,262

Applications Software - 1.2%

Microsoft Corp.	84,135	3,223,212

Auto-Cars/Light Trucks - 0.5%

General Motors Co.	40,550	1,467,910

Auto/Truck Parts & Equipment-Original - 2.6%

BorgWarner, Inc.#	20,340	1,249,893
Lear Corp.#	12,500	1,015,000
TRW Automotive Holdings Corp.†	41,916	3,450,525
WABCO Holdings, Inc.†	11,000	1,126,950

		6,842,368

Banks-Commercial - 0.3%

Regions Financial Corp.	70,590	751,078

Banks-Fiduciary - 0.1%

State Street Corp.	3,690	242,322

Banks-Super Regional - 4.1%

Capital One Financial Corp.	25,080	1,841,624
SunTrust Banks, Inc.	60,800	2,290,944
US Bancorp	116,475	4,791,782
Wells Fargo & Co.	46,995	2,181,508

		11,105,858

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.#	10,790	1,050,299

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	98,300	5,081,127
Comcast Corp., Special Class A#	5,815	290,139

		5,371,266

Cellular Telecom - 0.0%

U.S. Cellular Corp.	2,200	79,398

Chemicals-Diversified - 1.6%

Akzo Nobel NV ADR#	29,300	807,215
Celanese Corp., Series A	2,800	149,492
Dow Chemical Co.	22,200	1,081,362
Huntsman Corp.#	700	17,052
LyondellBasell Industries NV, Class A	7,500	660,600
PPG Industries, Inc.	8,150	1,612,233

		4,327,954

Chemicals-Specialty - 0.5%

Ashland, Inc.	5,200	490,724
Cabot Corp.#	14,812	801,922

		1,292,646

Commercial Services-Finance - 2.0%

MasterCard, Inc., Class A	56,300	4,375,636
Total System Services, Inc.	3,000	91,380
Western Union Co.#	45,440	760,211

		5,227,227

Computer Services - 0.6%

Cognizant Technology Solutions Corp., Class A†	16,100	1,675,366

Computers - 1.3%

Apple, Inc.	6,400	3,367,936

Computers-Integrated Systems - 0.3%

Brocade Communications Systems, Inc.†	80,500	770,385

Computers-Memory Devices - 2.3%

EMC Corp.	125,600	3,312,072
NetApp, Inc.	29,452	1,190,155
Western Digital Corp.	19,250	1,674,558

		6,176,785

Containers-Metal/Glass - 0.0%

Crown Holdings, Inc.†	800	36,016

Containers-Paper/Plastic - 0.9%

Packaging Corp. of America	31,505	2,296,399

Diversified Banking Institutions - 9.4%

Bank of America Corp.	311,554	5,149,988
Citigroup, Inc.	155,853	7,579,131
Goldman Sachs Group, Inc.	15,089	2,511,564
JPMorgan Chase & Co.	160,404	9,114,155
Morgan Stanley	21,600	665,280

		25,020,118

Diversified Manufacturing Operations - 3.4%

3M Co.#	37,550	5,059,111
General Electric Co.	27,650	704,246
Ingersoll-Rand PLC	29,500	1,803,630
Parker Hannifin Corp.	13,234	1,595,359

		9,162,346

Electric-Generation - 0.5%

AES Corp.	101,900	1,390,935

Electric-Integrated - 0.2%

Edison International	8,470	443,574
PG&E Corp.#	1,500	66,090

		509,664

Electronic Components-Misc. - 0.4%

TE Connectivity, Ltd.	18,900	1,107,162

Electronic Measurement Instruments - 0.9%

Agilent Technologies, Inc.	43,700	2,487,841

Electronic Parts Distribution - 0.5%

Avnet, Inc.	30,200	1,314,606

Electronic Security Devices - 0.5%

Tyco International, Ltd.	29,450	1,242,201

Engines-Internal Combustion - 0.5%

Cummins, Inc.	10,150	1,481,088

Enterprise Software/Service - 1.4%

CA, Inc.	18,975	635,663
Oracle Corp.	77,630	3,036,109

		3,671,772

Entertainment Software - 0.2%

Activision Blizzard, Inc.	30,000	580,500

Finance-Credit Card - 2.2%

Discover Financial Services	103,400	5,933,092

Finance-Other Services - 0.5%

NASDAQ OMX Group, Inc.	35,075	1,346,529

Food-Misc./Diversified - 0.1%

ConAgra Foods, Inc.	10,400	295,360

Food-Retail - 0.7%

Kroger Co.	40,785	1,710,523
Safeway, Inc.	5,032	188,448

		1,898,971

Gas-Distribution - 0.2%

UGI Corp.#	13,000	580,970

Home Decoration Products - 0.4%

Newell Rubbermaid, Inc.#	31,300	1,005,043

Instruments-Controls - 0.2%

Honeywell International, Inc.	5,145	485,894

Insurance-Life/Health - 1.2%

Aflac, Inc.	11,180	716,414
Lincoln National Corp.#	21,987	1,102,208
Prudential Financial, Inc.	15,525	1,313,105

		3,131,727

Insurance-Multi-line - 2.2%

ACE, Ltd.	7,405	724,727
American Financial Group, Inc.	8,600	491,576
Genworth Financial, Inc., Class A†	159,000	2,470,860
Hartford Financial Services Group, Inc.#	29,419	1,035,255
MetLife, Inc.	8,555	433,482
XL Group PLC#	23,320	708,928

		5,864,828

Insurance-Property/Casualty - 1.3%

Travelers Cos., Inc.	40,115	3,363,242

Internet Security - 0.8%

Symantec Corp.	60,400	1,297,392
VeriSign, Inc.†#	17,200	947,892

		2,245,284

Machine Tools & Related Products - 0.2%

Kennametal, Inc.#	12,400	542,376

Medical Instruments - 2.3%

Medtronic, Inc.	87,544	5,187,857
St Jude Medical, Inc.	16,100	1,083,852

		6,271,709

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc.#	14,200	752,600

Medical Products - 0.9%

Baxter International, Inc.	5,400	375,300
Hospira, Inc.†#	15,600	675,168
Zimmer Holdings, Inc.	14,800	1,388,832

		2,439,300

Medical-Biomedical/Gene - 1.8%

Amgen, Inc.	15,600	1,934,712
Biogen Idec, Inc.†	6,430	2,190,572
Gilead Sciences, Inc.†	7,700	637,483

		4,762,767

Medical-Drugs - 7.0%

AstraZeneca PLC ADR#	24,970	1,691,967
Eli Lilly & Co.	58,500	3,487,185
Johnson & Johnson	12,115	1,116,034
Merck & Co., Inc.	86,140	4,909,119
Pfizer, Inc.	234,582	7,532,428

		18,736,733

Medical-Generic Drugs - 0.4%

Teva Pharmaceutical Industries, Ltd. ADR	19,100	952,899

Medical-HMO - 1.8%

Aetna, Inc.	37,000	2,690,270
UnitedHealth Group, Inc.	28,000	2,163,560

		4,853,830

Medical-Hospitals - 0.7%

Universal Health Services, Inc., Class B	22,658	1,818,984

Medical-Wholesale Drug Distribution - 1.1%

McKesson Corp.	16,900	2,992,145

Metal-Iron - 0.3%

Vale SA ADR	49,400	699,998

Multimedia - 1.7%

Time Warner, Inc.	17,061	1,145,305
Twenty-First Century Fox, Inc., Class A	45,703	1,532,879
Viacom, Inc., Class B	22,570	1,980,066

		4,658,250

Networking Products - 2.1%

Cisco Systems, Inc.	253,230	5,520,414

Office Automation & Equipment - 0.2%

Xerox Corp.	60,800	668,192

Oil Companies-Exploration & Production - 1.1%

Apache Corp.	17,050	1,351,895
Cobalt International Energy, Inc.†	31,400	605,392
Gulfport Energy Corp.†#	13,800	912,180

		2,869,467

Oil Companies-Integrated - 5.0%

BP PLC ADR	38,200	1,933,302
Chevron Corp.	4,210	485,539
Exxon Mobil Corp.	31,320	3,015,177
Marathon Oil Corp.	77,854	2,608,109
Suncor Energy, Inc.#	126,180	4,168,987
Total SA ADR	18,550	1,203,895

		13,415,009

Oil Refining & Marketing - 2.5%

Marathon Petroleum Corp.	43,920	3,689,280
PBF Energy, Inc.#	36,397	917,204
Tesoro Corp.#	17,389	887,013
Valero Energy Corp.	25,600	1,228,288

		6,721,785

Oil-Field Services - 2.9%

Halliburton Co.	40,884	2,330,388
MRC Global, Inc.†	14,000	360,080
Oceaneering International, Inc.#	15,700	1,123,806
Schlumberger, Ltd.	42,700	3,971,100

		7,785,374

Paper & Related Products - 0.8%

Domtar Corp.	18,300	2,027,274

Real Estate Management/Services - 0.3%

CBRE Group, Inc., Class A†	7,500	209,625
Jones Lang LaSalle, Inc.#	5,700	702,240

		911,865

Retail-Apparel/Shoe - 0.9%

Ross Stores, Inc.	32,200	2,344,160

Retail-Building Products - 1.7%

Lowe’s Cos., Inc.	92,500	4,627,775

Retail-Drug Store - 2.1%

CVS Caremark Corp.	76,600	5,602,524
Walgreen Co.	335	22,763

		5,625,287

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.#	8,100	497,988

Retail-Regional Department Stores - 0.7%

Kohl’s Corp.#	8,900	500,091
Macy’s, Inc.	23,000	1,330,780

		1,830,871

Semiconductor Equipment - 1.0%

Applied Materials, Inc.	90,180	1,709,813
KLA-Tencor Corp.#	4,700	306,205
Teradyne, Inc.†#	31,100	630,708

		2,646,726

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co.	4,600	318,688
Steel Dynamics, Inc.	1,500	26,160

		344,848

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.#	18,860	363,432

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	9,600	218,784

Web Portals/ISP - 3.3%

AOL, Inc.†#	20,500	897,490
Google, Inc., Class A†	5,750	6,989,987
Yahoo!, Inc.†	21,400	827,538

		8,715,015

Wireless Equipment - 0.3%

Telefonaktiebolaget LM Ericsson ADR	61,700	796,547

X-Ray Equipment - 0.1%

Hologic, Inc.†#	7,000	152,460

Total Common Stocks
(cost $194,157,860)		258,853,262

CONVERTIBLE PREFERRED SECURITIES - 0.0%
Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc. 6.25% due 11/17/2016# (cost $100,000)	1,000	106,900

Total Long-Term Investment Securities
(cost $194,257,860)		258,960,162

SHORT-TERM INVESTMENT SECURITIES - 8.8%
Registered Investment Companies - 8.8%

State Street Navigator Securities Lending Prime Portfolio(1)
(cost $23,474,470)	23,474,470	23,474,470

REPURCHASE AGREEMENT - 3.1%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $8,341,000 and collateralized by $9,270,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $8,512,419 (cost $8,341,000)	$8,341,000	8,341,000

TOTAL INVESTMENTS (cost $226,073,330)(2)	108.7%	290,775,632
Liabilities in excess of other assets	(8.7)	(23,289,582)

NET ASSETS	100.0%	$267,486,050

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	At February 28, 2014, the Fund had loaned securities with a total value of $23,744,247. This was secured by collateral of 23,474,470, which was received in cash and subsequently invested in short-term investments currently valued at $23,474,470 as reported in the portfolio of investments. Additional collateral of $711,157 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal National Mtg. Assoc.	3.00% to 3.50%	10/25/2029 to 05/25/2042	$552,802
Government National Mtg. Assoc.	1.00% to 4.00%	06/20/2036 to 01/16/2040	32,724
United States Treasury Notes/Bonds	0.25% to 1.25%	08/31/2014 to 01/15/2021	125,631

(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$25,020,118	$—	$—	$25,020,118
Medical - Drugs	18,736,733	—	—	18,736,733
Oil Companies - Integrated	13,415,009	—	—	13,415,009
Other Industries*	201,681,402	—	—	201,681,402
Convertible Preferred Securities:	106,900	—	—	106,900
Short-Term Investment Securities:
Registered Investment Companies	23,474,470	—	—	23,474,470
Repurchase Agreement	—	8,341,000	—	8,341,000

Total	$282,434,632	$8,341,000	$—	$290,775,632

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.4%
Aerospace/Defense - 5.5%

Lockheed Martin Corp.	74,640	$12,114,072
Northrop Grumman Corp.	43,195	5,227,891
Raytheon Co.	168,435	16,491,471

		33,833,434

Aerospace/Defense-Equipment - 1.1%

United Technologies Corp.	57,760	6,759,075

Apparel Manufacturers - 0.7%

VF Corp.	73,970	4,333,902

Applications Software - 2.4%

Microsoft Corp.	379,955	14,556,076

Auto/Truck Parts & Equipment-Original - 0.4%

Johnson Controls, Inc.	44,590	2,202,746

Banks-Commercial - 0.8%

M&T Bank Corp.	8,020	935,052
Toronto-Dominion Bank	81,720	3,701,865

		4,636,917

Banks-Super Regional - 4.7%

Fifth Third Bancorp	206,040	4,470,038
SunTrust Banks, Inc.	157,510	5,934,977
US Bancorp	147,090	6,051,282
Wells Fargo & Co.	270,905	12,575,410

		29,031,707

Beverages-Non-alcoholic - 0.5%

Coca-Cola Co.	85,765	3,276,223

Beverages-Wine/Spirits - 0.7%

Diageo PLC	141,515	4,451,558

Cable/Satellite TV - 1.6%

Comcast Corp., Special Class A	195,735	9,766,198

Chemicals-Diversified - 1.6%

Dow Chemical Co.	56,705	2,762,101
E.I. du Pont de Nemours & Co.	94,770	6,313,577
Olin Corp.	30,700	804,033

		9,879,711

Commercial Services-Finance - 2.9%

Automatic Data Processing, Inc.	116,445	9,057,092
H&R Block, Inc.	276,722	8,755,484

		17,812,576

Computer Services - 2.3%

Accenture PLC, Class A	101,903	8,493,615
International Business Machines Corp.	31,850	5,897,665

		14,391,280

Consumer Products-Misc. - 1.7%

Clorox Co.	85,246	7,440,271
Kimberly-Clark Corp.	25,780	2,844,823

		10,285,094

Cosmetics & Toiletries - 1.9%

Procter & Gamble Co.	150,252	11,818,822

Data Processing/Management - 1.2%

Paychex, Inc.	183,055	7,644,377

Diversified Banking Institutions - 3.2%

Citigroup, Inc.	90,010	4,377,186
JPMorgan Chase & Co.	217,775	12,373,976
Morgan Stanley	90,560	2,789,248

		19,540,410

Diversified Manufacturing Operations - 2.4%

3M Co.	29,915	4,030,448
General Electric Co.	428,575	10,915,805

		14,946,253

Diversified Minerals - 0.7%

BHP Billiton, Ltd.	133,470	4,571,131

Electric-Integrated - 2.1%

Dominion Resources, Inc.	58,980	4,093,212
Duke Energy Corp.	22,320	1,582,041
NextEra Energy, Inc.	44,130	4,033,041
Northeast Utilities	34,605	1,538,192
Wisconsin Energy Corp.	35,780	1,572,889

		12,819,375

Electric-Transmission - 0.2%

ITC Holdings Corp.	9,975	1,023,435

Electronic Components-Semiconductors - 2.0%

Intel Corp.	503,610	12,469,384

Enterprise Software/Service - 1.3%

CA, Inc.	239,726	8,030,821

Finance-Credit Card - 0.9%

American Express Co.	62,760	5,728,733

Finance-Other Services - 0.5%

CME Group, Inc.	37,310	2,754,224

Food-Misc./Diversified - 2.9%

General Mills, Inc.	52,875	2,645,336
Kraft Foods Group, Inc.	180,390	9,970,155
Mondelez International, Inc., Class A	104,455	3,554,604
Unilever NV	43,895	1,736,486

		17,906,581

Gas-Distribution - 0.3%

Sempra Energy	21,055	1,989,066

Industrial Automated/Robotic - 0.3%

Rockwell Automation, Inc.	13,220	1,623,945

Industrial Gases - 0.4%

Praxair, Inc.	21,055	2,744,940

Instruments-Controls - 0.8%

Honeywell International, Inc.	50,805	4,798,024

Insurance-Life/Health - 1.1%

Prudential Financial, Inc.	82,185	6,951,207

Insurance-Multi-line - 0.9%

ACE, Ltd.	40,835	3,996,521
MetLife, Inc.	33,510	1,697,952

		5,694,473

Insurance-Property/Casualty - 1.4%

Chubb Corp.	40,895	3,577,495
Travelers Cos., Inc.	60,030	5,032,915

		8,610,410

Internet Security - 1.2%

Symantec Corp.	331,445	7,119,439

Medical Labs & Testing Services - 0.2%

Quest Diagnostics, Inc.	28,265	1,498,045

Medical-Drugs - 9.8%

Abbott Laboratories	33,985	1,351,923
AbbVie, Inc.	33,985	1,730,176
Bristol-Myers Squibb Co.	127,230	6,841,157
Eli Lilly & Co.	152,999	9,120,271
Johnson & Johnson	69,155	6,370,559
Merck & Co., Inc.	309,432	17,634,530
Pfizer, Inc.	534,256	17,154,960

		60,203,576

Metal-Copper - 0.2%

Southern Copper Corp.	34,335	1,047,561

Multimedia - 0.4%

Walt Disney Co.	29,225	2,361,672

Networking Products - 1.2%

Cisco Systems, Inc.	328,127	7,153,169

Non-Hazardous Waste Disposal - 1.2%

Waste Management, Inc.	174,363	7,236,065

Oil Companies-Exploration & Production - 1.0%

ConocoPhillips	29,150	1,938,475
Occidental Petroleum Corp.	40,560	3,914,851

		5,853,326

Oil Companies-Integrated - 6.0%

Chevron Corp.	155,569	17,941,773
Exxon Mobil Corp.	81,460	7,842,154
Marathon Oil Corp.	85,735	2,872,122
Phillips 66	18,810	1,408,117
Royal Dutch Shell PLC, Class A	27,630	1,007,714
Total SA ADR	91,725	5,952,952

		37,024,832

Oil Refining & Marketing - 1.9%

HollyFrontier Corp.	175,036	7,976,391
Marathon Petroleum Corp.	40,310	3,386,040

		11,362,431

Oil-Field Services - 0.4%

Schlumberger, Ltd.	23,405	2,176,665

Paper & Related Products - 0.9%

International Paper Co.	58,870	2,878,154
MeadWestvaco Corp.	66,550	2,490,967

		5,369,121

Pipelines - 1.4%

Enbridge, Inc.	110,670	4,677,464
Kinder Morgan, Inc.	69,440	2,211,664
Spectra Energy Corp.	48,490	1,807,707

		8,696,835

Real Estate Investment Trusts - 0.5%

American Tower Corp.	17,510	1,426,540
Weyerhaeuser Co.	53,190	1,569,637

		2,996,177

Retail-Apparel/Shoe - 1.2%

Coach, Inc.	147,852	7,216,656

Retail-Building Products - 1.5%

Home Depot, Inc.	110,960	9,102,049

Retail-Discount - 0.3%

Wal-Mart Stores, Inc.	27,660	2,066,202

Retail-Office Supplies - 1.1%

Staples, Inc.	484,444	6,583,594

Retail-Restaurants - 2.1%

McDonald’s Corp.	133,763	12,727,549

Semiconductor Components-Integrated Circuits - 0.4%

QUALCOMM, Inc.	36,500	2,748,085

Telecom Services - 0.2%

BCE, Inc.	26,030	1,134,908

Telephone-Integrated - 3.4%

AT&T, Inc.	219,609	7,012,115
Verizon Communications, Inc.	292,257	13,905,588

		20,917,703

Tobacco - 5.7%

Altria Group, Inc.	251,671	9,125,591
Lorillard, Inc.	149,346	7,326,915
Philip Morris International, Inc.	130,687	10,573,885
Reynolds American, Inc.	149,810	7,614,842

		34,641,233

Toys - 1.4%

Mattel, Inc.	225,541	8,414,935

Transport-Rail - 0.8%

CSX Corp.	45,530	1,261,636
Union Pacific Corp.	20,455	3,689,673

		4,951,309

Transport-Services - 0.7%

United Parcel Service, Inc., Class B	42,175	4,039,100

Water - 0.4%

American Water Works Co., Inc.	57,460	2,576,506

Wireless Equipment - 0.5%

Motorola Solutions, Inc.	45,730	3,027,326

Total Long-Term Investment Securities
(cost $483,530,404)		597,128,177

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Time Deposits - 1.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014
(cost $10,658,000)	$10,658,000	10,658,000

REPURCHASE AGREEMENT - 0.7%

State Street Bank and Trust Co. Joint Repurchase Agreement(1)
(cost $4,084,000)	4,084,000	4,084,000

TOTAL INVESTMENTS
(cost $498,272,404)(2)	99.8%	611,870,177
Other assets less liabilities	0.2	1,205,779

NET ASSETS	100.0%	$613,075,956

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$33,833,434	$—	$—	$33,833,434
Medical-Drugs	60,203,576	—	—	60,203,576
Oil Companies-Integrated	37,024,832	—	—	37,024,832
Tobacco	34,641,233	—	—	34,641,233
Other Industries*	431,425,102	—	—	431,425,102
Short-Term Investment Securities:
Time Deposits	—	10,658,000	—	10,658,000
Repurchase Agreement	—	4,084,000	—	4,084,000

Total	$597,128,177	$14,742,000	$—	$611,870,177

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $10,030,403 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund@

PORTFOLIO OF INVESTMENTS - February 28, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 81.8%
Domestic Equity Investment Companies - 49.4%

VALIC Co. I Blue Chip Growth Fund	534,022	$9,350,723
VALIC Co. I Broad Cap Value Income Fund	603,929	9,022,701
VALIC Co. I Dividend Value Fund	423,130	5,386,445
VALIC Co. I Growth & Income Fund	320,318	5,487,047
VALIC Co. I Growth Fund	561,844	9,231,106
VALIC Co. I Large Cap Core Fund	395,156	5,453,148
VALIC Co. I Stock Index Fund	820,256	27,355,525
VALIC Co. I Value Fund	662,065	9,076,916
VALIC Co. II Capital Appreciation Fund†	360,196	5,662,275
VALIC Co. II Large Cap Value Fund†	328,529	5,453,580
VALIC Co. II Mid Cap Growth Fund†	495,581	5,624,845
VALIC Co. II Mid Cap Value Fund†	216,173	5,531,862
VALIC Co. II Small Cap Growth Fund†	192,928	3,733,154
VALIC Co. II Small Cap Value Fund†	199,968	3,639,421

Total Domestic Equity Investment Companies
(cost $97,425,116)		110,008,748

Domestic Fixed Income Investment Companies - 19.4%

VALIC Co. I Capital Conservation Fund	1,304,267	12,599,216
VALIC Co. I Government Securities Fund	849,420	8,978,370
VALIC Co. I Inflation Protected Fund	326,129	3,590,677
VALIC Co. II Core Bond Fund†	1,139,516	12,603,044
VALIC Co. II High Yield Bond Fund†	222,644	1,810,095
VALIC Co. II Strategic Bond Fund†	304,660	3,616,318

Total Domestic Fixed Income Investment Companies
(cost $43,469,662)		43,197,720

International Equity Investment Companies - 12.2%

VALIC Co. I Emerging Economies Fund	694,067	5,288,789
VALIC Co. I Foreign Value Fund	485,183	5,443,756
VALIC Co. I Global Real Estate Fund	450,910	3,652,375
VALIC Co. I International Equities Fund	1,003,072	7,272,276
VALIC Co. I International Growth Fund	391,594	5,462,737

Total International Equity Investment Companies
(cost $25,940,963)		27,119,933

International Fixed Income Investment Companies - 0.8%

VALIC Co. I International Government Bond Fund (cost $1,843,177)	152,515	1,807,299

Total Affiliated Registered Investment Companies
(cost $168,678,918)		182,133,700

U.S. GOVERNMENT TREASURIES - 14.0%
United States Treasury Bonds - 5.7%

7.63% due 11/15/2022	$8,366,500	11,828,139
7.88% due 02/15/2021	365,000	503,443
8.00% due 11/15/2021	345,000	486,801

		12,818,383

United States Treasury Notes - 8.3%

1.75% due 05/15/2023	3,645,000	3,396,969
2.00% due 11/15/2021	1,540,000	1,508,720
2.00% due 02/15/2022	955,000	931,125
2.00% due 02/15/2023	9,000,000	8,614,692
2.50% due 08/15/2023	490,000	486,133
2.75% due 11/15/2023	3,455,000	3,490,628

		18,428,267

Total U.S. Government Treasuries
(cost $31,658,828)		31,246,650

Total Long-Term Investment Securities
(cost $200,337,746)		213,380,350

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Registered Investment Companies - 3.1%

AllianceBernstein Government STIF Portfolio (cost $6,834,744)	6,834,744	6,834,744

TOTAL INVESTMENTS
(cost $207,172,490)(1)	98.9%	220,215,094
Other assets less liabilities	1.1	2,507,214

NET ASSETS	100.0%	$222,722,308

†	Non-income producing security
@	The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 5 for cost of investments on a tax basis.

STIF - Short Term Index Fund

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2014	Unrealized Appreciation (Depreciation)

335	Long	S&P 500 E-Mini Index	March 2014	$30,881,362	$31,114,800	$233,438

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$110,008,748	$—	$—	$110,008,748
Domestic Fixed Income Investment Companies	43,197,720	—	—	43,197,720
International Equity Investment Companies	27,119,933	—	—	27,119,933
International Fixed Income Investment Companies	1,807,299	—	—	1,807,299
U.S. Government Treasuries:
United State Treasury Bonds	—	12,818,383	—	12,818,383
United State Treasury Notes	—	18,428,267	—	18,428,267
Short-Term Investment Securities:
Registered Investment Companies	6,834,744	—	—	6,834,744
Other Financial Instruments:†
Open Futures Contracts - Appreciation	233,438	—	—	233,438

	$189,201,882	$31,246,650	$—	$220,448,532

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.3%
Bermuda - 1.1%

Shenzhen International Holdings, Ltd.	1,442,500	$1,884,783
Skyworth Digital Holdings, Ltd.#	4,636,000	2,359,652
VimpelCom, Ltd. ADR	264,210	2,684,374

		6,928,809

Brazil - 8.7%

AMBEV SA ADR	1,614,980	11,627,856
Arteris SA	238,830	1,767,225
Banco do Brasil SA	670,090	5,915,711
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	149,210	6,345,901
Embraer SA	787,110	7,032,713
Even Construtora e Incorporadora SA	410,570	1,250,227
Ez Tec Empreendimentos e Participacoes SA	143,450	1,585,154
Grendene SA	133,900	788,067
JBS SA	560,640	1,793,283
Kroton Educacional SA	141,060	2,628,989
M. Dias Branco SA	67,980	2,374,480
Porto Seguro SA	194,450	2,693,565
Telefonica Brasil SA ADR	335,430	6,255,769
Tim Participacoes SA	632,980	3,093,699

		55,152,639

Cayman Islands - 4.2%

ANTA Sports Products, Ltd.#	913,000	1,411,756
Anxin-China Holdings, Ltd.#	4,540,000	982,817
Baidu, Inc. ADR†	18,030	3,081,868
Geely Automobile Holdings, Ltd.#	10,350,000	3,907,648
Giant Interactive Group, Inc. ADR	268,930	3,060,423
NetEase, Inc. ADR	75,530	5,224,410
Perfect World Co., Ltd. ADR#	56,460	1,277,125
TPK Holding Co., Ltd.	371,000	2,216,351
Truly International Holdings, Ltd.#	2,674,000	1,447,166
WuXi PharmaTech Cayman, Inc. ADR†	75,880	2,918,345
Zhen Ding Technology Holding, Ltd.	525,000	1,289,194

		26,817,103

China - 13.5%

Bank of China, Ltd., Class H	28,737,000	12,071,647
China Construction Bank Corp.	20,724,000	14,260,092
China Merchants Bank Co., Ltd., Class H#	2,627,419	4,604,429
China Oilfield Services, Ltd., Class H	2,176,000	5,888,242
China Petroleum & Chemical Corp., Class H	12,568,999	11,159,055
China Telecom Corp., Ltd., Class H	15,878,000	6,915,443
Great Wall Motor Co., Ltd., Class H#	1,291,500	5,891,219
Guangzhou R&F Properties Co., Ltd.#	1,740,400	2,341,300
Industrial & Commercial Bank of China, Ltd.,	21,859,000	13,125,737
Ping An Insurance Group Co. of China, Ltd.#	751,500	6,105,505
Weichai Power Co., Ltd.	816,000	3,091,327

		85,453,996

Hong Kong - 5.9%

China Mobile, Ltd.#	1,582,500	15,038,802
China Mobile, Ltd. ADR	18,500	879,675
CNOOC, Ltd.	6,243,000	10,232,646
Lenovo Group, Ltd.#	4,714,000	5,029,530
SJM Holdings, Ltd.	1,920,000	6,185,129

		37,365,782

Hungary - 0.3%

Richter Gedeon Nyrt	97,910	1,744,118

India - 8.5%

Apollo Tyres, Ltd.	668,400	1,434,288
Cairn India, Ltd.	596,250	3,126,032
Canara Bank	264,210	920,771
HCL Technologies, Ltd.	197,100	5,019,404
Housing Development Finance Corp.	748,313	9,839,869
Infosys, Ltd. ADR	188,470	11,622,945
Oil & Natural Gas Corp., Ltd.	1,502,190	7,003,191
Oil India, Ltd.	193,330	1,427,360
Punjab National Bank, Ltd.	160,810	1,431,930
Rural Electrification Corp., Ltd.	494,260	1,542,270
Tata Motors, Ltd. ADR	255,810	8,922,653
UPL, Ltd.	505,300	1,492,339

		53,783,052

Indonesia - 0.7%

Alam Sutera Realty Tbk PT	26,562,000	1,315,630
Bank Rakyat Indonesia Persero Tbk PT	3,591,200	2,869,186

		4,184,816

Ireland - 0.4%

Dragon Oil PLC	250,990	2,544,890

Mexico - 1.6%

Compartamos SAB de CV#	1,349,370	2,293,596
Grupo Financiero Banorte SAB de CV, Class O#	1,215,960	7,872,116

		10,165,712

Poland - 2.3%

KGHM Polska Miedz SA	135,861	5,269,372
Polskie Gornictwo Naftowe I Gazownictwo SA	993,790	1,681,567
Powszechny Zaklad Ubezpieczen SA	50,980	7,458,281

		14,409,220

Qatar - 0.5%

Industries Qatar QSC	55,960	3,011,948

Russia - 7.9%

Aeroflot - Russian Airlines OJSC	513,800	1,007,594
Lukoil OAO ADR	188,720	10,266,368
Magnit OJSC	12,800	3,114,148
MegaFon OAO GDR	192,700	5,588,300
Mobile Telesystems OJSC	6,750	51,779
Mobile Telesystems OJSC ADR	387,020	6,664,484
Rosneft OAO GDR	988,300	6,671,025
Sberbank of Russia ADR	993,901	10,107,973
Tatneft ADR (LSE)	111,966	4,041,972
Tatneft OAO ADR (OTC US)	71,110	2,567,071

		50,080,714

South Africa - 5.3%

AVI, Ltd.	301,680	1,435,244
Clicks Group, Ltd.	311,000	1,623,701
Imperial Holdings, Ltd.	281,920	4,437,624
MTN Group, Ltd.	635,020	11,611,491
Sasol, Ltd.	236,850	12,010,928
Steinhoff International Holdings, Ltd.	450,500	2,171,286

		33,290,274

South Korea - 17.1%

E-Mart Co., Ltd.	10,200	2,426,979
Grand Korea Leisure Co., Ltd.#	45,190	1,862,632
GS Home Shopping, Inc.	7,200	1,747,560
Halla Visteon Climate Control Corp.#	90,230	3,359,853
Hankook Tire Co., Ltd.	114,220	6,655,254
Hyosung Corp.	27,710	1,889,731
Hyundai Motor Co.	55,201	12,669,082
Kia Motors Corp.	157,150	8,155,607
KT&G Corp.	87,132	6,382,878
Mando Corp.	16,680	2,070,351
Partron Co., Ltd.#	80,140	1,013,480
Samsung Electronics Co., Ltd.	26,848	33,927,824
SK Holdings Co., Ltd.	36,190	6,526,066
SK Hynix, Inc.†	237,890	8,635,351
SK Telecom Co., Ltd.	22,510	4,565,260
Woori Finance Holdings Co., Ltd.†	541,130	6,108,306

		107,996,214

Taiwan - 11.9%

Advanced Semiconductor Engineering, Inc.	6,830,000	6,762,822
Catcher Technology Co., Ltd.	1,075,000	7,805,796
Chicony Electronics Co., Ltd.	1,219,616	3,192,143
Chipbond Technology Corp.	1,433,000	2,449,977
Compeq Manufacturing Co., Ltd.	2,246,000	1,200,911
Fubon Financial Holding Co., Ltd.	5,795,000	8,100,147
Grand Pacific Petrochemical	1,693,000	1,145,505
Huaku Development Co., Ltd.	726,000	1,816,318
Inventec Corp.	2,389,000	2,519,260
Kenda Rubber Industrial Co., Ltd.	761,362	1,844,477
Lite-On Technology Corp.	2,063,191	3,033,704
Pou Chen Corp.	2,472,000	3,300,297
Radiant Opto-Electronics Corp.	644,000	2,614,430
Realtek Semiconductor Corp.	964,441	2,864,865
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,211,960	21,900,117
Teco Electric and Machinery Co., Ltd.	1,762,000	2,023,817
Vanguard International Semiconductor Corp.	1,095,000	1,617,310
Wistron NeWeb Corp.	551,000	1,425,784

		75,617,680

Thailand - 0.7%

Jasmine International PCL	61,700	14,657
Jasmine International PCL NVDR	6,504,200	1,545,059
PTT Global Chemical PCL	1,364,500	3,136,781

		4,696,497

Turkey - 2.6%

Arcelik AS	482,025	2,584,321
Enka Insaat ve Sanayi AS	423,980	1,281,388
Eregli Demir ve Celik Fabrikalari TAS	1,830,520	2,004,234
Ford Otomotiv Sanayi AS	129,294	1,143,625
Koza Altin Isletmeleri AS	137,430	1,178,282
Pegasus Hava Tasimaciligi AS†	95,600	1,224,061
TAV Havalimanlari Holding AS	198,260	1,399,324
Tofas Turk Otomobil Fabrikasi AS	326,550	1,573,468
Tupras Turkiye Petrol Rafinerileri AS	120,510	2,120,954
Turk Hava Yollari	669,424	1,992,901

		16,502,558

United Arab Emirates - 0.4%

First Gulf Bank PJSC	400,690	2,432,722

United Kingdom - 0.4%

Old Mutual PLC	884,950	2,893,608

United States - 0.3%

CTC Media, Inc.	178,860	1,888,762

Total Common Stocks
(cost $582,135,807)		596,961,114

PREFERRED SECURITIES - 4.4%
Brazil - 4.4%

Banco do Estado do Rio Grande do Sul SA, Class B	298,480	1,451,187
Itau Unibanco Holding SA ADR	858,574	11,436,206
Petroleo Brasileiro SA ADR	173,350	2,021,261
Vale SA ADR	1,048,420	13,094,766

Total Preferred Securities
(cost $35,616,947)		28,003,420

Total Long-Term Investment Securities
(cost $617,752,754)		624,964,534

SHORT-TERM INVESTMENT SECURITIES - 4.5%
Registered Investment Companies - 3.5%

State Street Navigator Securities Lending Prime Portfolio(1)	22,128,155	22,128,155

Time Deposit - 1.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014	$6,286,000	6,286,000

Total Short-Term Investment Securities
(cost $28,414,155)		28,414,155

TOTAL INVESTMENTS -
(cost $646,166,909)(2)	103.2%	653,378,689
Liabilities in excess of other assets	(3.2)	(20,490,211)

NET ASSETS -	100.0%	$632,888,478

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	At February 28, 2014, the Fund had loaned securities with a total value of $20,723,930. This was secured by collateral of $22,128,155 which was received in cash and subsequently invested in short-term investments currently valued at $22,128,155 as reported in the portfolio of investments.
(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
GDR	- Global Depository Receipt
LSE	- London Stock Exchange
NVD	R - Non-Voting Depository Receipt
OTC	US - Over The Counter US

Industry Allocation*
Banks-Commercial	14.1%
Cellular Telecom	7.4
Electronic Components-Semiconductors	6.8
Auto-Cars/Light Trucks	6.7
Oil Companies-Integrated	6.1
Semiconductor Components-Integrated Circuits	5.6
Oil Companies-Exploration & Production	3.8
Registered Investment Companies	3.5
Chemicals-Diversified	2.6
Diversified Financial Services	2.3
Metal-Iron	2.1
Brewery	1.8
Computer Services	1.8
Telecom Services	1.7
Finance-Mortgage Loan/Banker	1.6
Rubber-Tires	1.5
Internet Content-Entertainment	1.5
Food-Retail	1.5
Insurance-Multi-line	1.4
Oil Refining & Marketing	1.3
Casino Hotels	1.3
Metal Processors & Fabrication	1.2
Computers	1.2
Insurance-Property/Casualty	1.2
Aerospace/Defense	1.1
Tobacco	1.0
Time Deposits	1.0
Telephone-Integrated	1.0
Computers-Periphery Equipment	1.0
Real Estate Operations & Development	1.0
Electronic Components-Misc.	0.9
Oil-Field Services	0.9
Diversified Operations	0.9
Auto/Truck Parts & Equipment-Original	0.8
Metal-Diversified	0.8
Applications Software	0.8
Airlines	0.7
Public Thoroughfares	0.6
Retail-Misc./Diversified	0.6
Athletic Footwear	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Web Portals/ISP	0.5
Petrochemicals	0.5
Research & Development	0.5
Investment Management/Advisor Services	0.4
Schools	0.4
Appliances	0.4
Circuit Boards	0.4
Wireless Equipment	0.4
Retail-Discount	0.4
Food-Flour & Grain	0.4
Audio/Video Products	0.4
Home Furnishings	0.4
Engines-Internal Combustion	0.3
Steel-Producers	0.3
Metal Products-Distribution	0.3
Television	0.3
Food-Meat Products	0.3
Medical-Drugs	0.3
Finance-Commercial	0.3
Agricultural Chemicals	0.2
Banks-Super Regional	0.2
Retail-Apparel/Shoe	0.2
Airport Development/Maintenance	0.2
Building-Heavy Construction	0.2
Building & Construction-Misc.	0.2
Building-Residential/Commercial	0.2
Gold Mining	0.2
Security Services	0.2
Footwear & Related Apparel	0.1

103.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Brazil	$55,152,639	$—	$—	$55,152,639
China	85,453,996	—	—	85,453,996
Hong Kong	37,365,782	—	—	37,365,782
India	53,783,052	—	—	53,783,052
Russia	50,080,714	—	—	50,080,714
South Africa	33,290,274	—	—	33,290,274
South Korea	107,996,214	—	—	107,996,214
Taiwan	75,617,680	—	—	75,617,680
Other Countries*	98,220,763	—	—	98,220,763
Preferred Securities	28,003,420	—	—	28,003,420
Short-Term Investment Securities:
Registered Investment Companies	22,128,155	—	—	22,128,155
Time Deposit	—	6,286,000	—	6,286,000

Total	$647,092,689	$6,286,000	$—	$653,378,689

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $292,014,406 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.3%
Bermuda - 0.8%

Digital China Holdings, Ltd.#	3,635,000	$3,597,271
First Pacific Co., Ltd.#	2,621,250	2,594,043
Kunlun Energy Co., Ltd.	384,400	684,540
Noble Group, Ltd.	1,058,000	859,654

		7,735,508

Brazil - 0.1%

Centrais Eletricas Brasileiras SA	675,500	1,440,452
Centrais Eletricas Brasileiras SA ADR	7,500	16,350

		1,456,802

Canada - 5.8%

AGF Management, Ltd. Class B	199,700	2,068,598
Ensign Energy Services, Inc.	718,600	11,493,187
HudBay Minerals, Inc.	1,031,800	8,516,799
Suncor Energy, Inc.	376,900	12,433,990
Talisman Energy, Inc.	1,160,840	11,951,211
Trican Well Service, Ltd.#	1,059,900	13,391,133

		59,854,918

Cayman Islands - 1.3%

Kingboard Chemical Holdings, Ltd.	4,044,500	8,901,439
Trina Solar, Ltd. ADR†#	262,294	4,204,573
Value Partners Group, Ltd.#	474,000	302,947

		13,408,959

China - 2.8%

China Life Insurance Co., Ltd.	961,000	2,810,974
China Shenhua Energy Co., Ltd.	3,245,500	8,824,123
China Telecom Corp., Ltd.	17,883,823	7,789,051
Shanghai Electric Group Co., Ltd.#	7,680,000	2,592,806
Shanghai Pharmaceuticals Holding Co., Ltd.	2,852,500	7,406,418

		29,423,372

France - 14.7%

Alstom SA	11,970	323,091
AXA SA	811,362	21,211,346
BNP Paribas SA	420,550	34,515,657
Carrefour SA	195,490	7,209,989
Cie de St-Gobain	77,110	4,629,921
Cie Generale des Etablissements Michelin	65,370	7,991,692
Ipsen SA	88,550	3,805,494
Orange SA	544,415	6,814,956
Sanofi	192,090	19,973,139
Societe Generale SA	152,333	10,171,584
Technip SA	28,010	2,752,363
Total SA	312,900	20,312,068
Vivendi SA	417,982	11,951,327

		151,662,627

Germany - 5.0%

Commerzbank AG†	273,600	4,962,323
Deutsche Lufthansa AG†	431,830	11,199,876
Gerresheimer AG	41,380	2,822,714
Kloeckner & Co., SE†	211,880	3,265,294
Metro AG†	173,577	7,198,433
Muenchener Rueckversicherungs AG	35,060	7,677,602
Siemens AG	112,625	15,041,954

		52,168,196

Hong Kong - 0.7%

China Mobile, Ltd.#	701,500	6,666,489

India - 0.7%

ICICI Bank, Ltd.	178,323	2,999,526
Jain Irrigation Systems, Ltd.	1,609,577	1,542,576
LIC Housing Finance, Ltd.	516,974	1,725,749
Power Grid Corp. of India, Ltd.	916,402	1,400,182

		7,668,033

Ireland - 1.2%

CRH PLC	352,760	10,444,322
Dragon Oil PLC#	211,478	2,144,261

		12,588,583

Israel - 0.7%

Teva Pharmaceutical Industries, Ltd. ADR	154,197	7,692,888

Italy - 3.4%

Eni SpA	524,979	12,666,510
Saipem SpA	106,878	2,513,805
UniCredit SpA	2,482,251	19,752,342

	`	34,932,657

Japan - 5.8%

Capcom Co., Ltd.#	345,540	6,607,260
ITOCHU Corp.	1,386,200	17,216,830
Namco Bandai Holdings, Inc.	411,800	9,213,605
Nikon Corp.	137,300	2,513,412
Nissan Motor Co., Ltd.	671,000	6,006,495
Suntory Beverage & Food, Ltd.	146,200	5,150,113
Toyota Motor Corp.	196,200	11,256,871
Trend Micro, Inc.	48,500	1,625,086

		59,589,672

Netherlands - 5.7%

Aegon NV	1,952,813	17,598,714
Akzo Nobel NV	208,310	17,254,697
Fugro NV CVA	83,610	4,859,785
ING Groep NV CVA†	1,322,394	19,293,431

		59,006,627

Norway - 2.7%

Statoil ASA	746,520	19,701,561
Telenor ASA	394,298	8,711,082

		28,412,643

Russia - 0.3%

Lukoil OAO ADR	33,310	1,812,064
MMC Norilsk Nickel OJSC ADR	100,410	1,704,962

		3,517,026

Singapore - 0.8%

Flextronics International, Ltd.†#	906,210	8,110,579

South Korea - 9.7%

Daum Communications Corp.	34,301	2,249,246
Hana Financial Group, Inc.	519,450	20,291,396
Hyundai Mobis	35,754	10,500,121
KB Financial Group, Inc.	622,023	23,249,384

KIWOOM Securities Co., Ltd.	89,050	4,454,585
Korea Investment Holdings Co., Ltd.	129,250	4,655,422
POSCO	48,515	12,907,035
Samsung Electronics Co., Ltd.	17,089	21,595,373

		99,902,562

Spain - 1.3%

Telefonica SA	891,361	13,669,143
Telefonica SA ADR#	859	13,074

		13,682,217

Sweden - 1.0%

Getinge AB, Class B	126,014	4,536,123
Telefonaktiebolaget LM Ericsson, Class B	474,860	6,154,557

		10,690,680

Switzerland - 7.8%

Basilea Pharmaceutica	33,210	4,882,380
Credit Suisse Group AG	825,245	25,991,230
GAM Holding AG	186,050	3,289,457
Lonza Group AG	64,790	6,851,017
Nobel Biocare Holding AG	333,754	4,895,312
Novartis AG	114,910	9,596,520
Roche Holding AG	65,980	20,360,400
Swiss Re AG	53,270	4,978,731

		80,845,047

Taiwan - 0.2%

Compal Electronics, Inc.	2,265,628	1,532,952

United Kingdom - 20.2%

Aviva PLC	3,242,598	25,715,986
BAE Systems PLC	1,415,310	9,738,366
BP PLC	2,091,682	17,667,257
BP PLC ADR#	180	9,110
Carillion PLC#	1,538,340	9,773,453
GlaxoSmithKline PLC	907,881	25,411,698
HSBC Holdings PLC	749,270	7,900,788
Kingfisher PLC	1,688,095	11,137,597
Lloyds Banking Group PLC†	5,921,511	8,183,568
Man Group PLC	5,614,260	9,749,215
Marks & Spencer Group PLC	1,280,880	10,799,566
Noble Corp. PLC#	261,360	8,115,228
Rexam PLC	734,643	6,073,484
Royal Dutch Shell PLC, Class A	167,235	6,106,728
Royal Dutch Shell PLC, Class B	268,205	10,451,091
Serco Group PLC	412,840	3,183,536
SIG PLC	1,935,564	6,855,139
Tesco PLC	4,675,850	25,776,193
Vodafone Group PLC	1,552,411	6,472,983

		209,120,986

United States - 1.6%

Baker Hughes, Inc.	212,450	13,443,836
Verizon Communications, Inc.	74,852	3,549,482

		16,993,318

Total Common Stocks
(cost $796,301,505)		976,663,341

PREFERRED SECURITIES - 0.5%
Brazil - 0.5%

Petroleo Brasileiro SA ADR	220,901	2,575,706
Vale SA ADR	240,654	3,005,768

Total Preferred Securities
(cost $7,949,546)		5,581,474

Total Long-Term Investment Securities
(cost $804,251,051)		982,244,815

SHORT-TERM INVESTMENT SECURITIES - 6.4%
Registered Investment Companies - 2.0%

State Street Navigator Securities Lending Prime Portfolio(2)	20,403,552	20,403,552
Time Deposits - 4.4%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014	$45,816,000	45,816,000

Total Short-Term Investment Securities
(cost $66,219,552)		66,219,552

TOTAL INVESTMENTS
(cost $870,470,603)(1)	101.2%	1,048,464,367
Liabilities in excess of other assets	(1.2)	(12,874,087)

NET ASSETS	100.0%	$1,035,590,280

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	At February 28, 2014, the Fund had loaned securities with a total value of $19,688,585. This was secured by collateral of $20,403,552, which was received in cash and subsequently invested in short-term investments currently valued at $20,403,552 as reported in the portfolio of investments.
ADR -	American Depository Receipt
CVA -	Certification Van Aandelen (Dutch Cert.)

Industry Allocation*

Diversified Banking Institutions	10.3%
Oil Companies-Integrated	10.0
Medical-Drugs	7.7
Insurance-Life/Health	4.6
Time Deposits	4.4
Diversified Financial Services	4.2
Food-Retail	3.9
Insurance-Multi-line	3.7
Oil-Field Services	3.7
Telecom Services	2.8
Telephone-Integrated	2.3
Electronic Components-Semiconductors	2.1
Registered Investment Companies	2.0
Oil & Gas Drilling	1.9
Auto-Cars/Light Trucks	1.7
Chemicals-Diversified	1.7
Import/Export	1.7
Oil Companies-Exploration & Production	1.5
Investment Management/Advisor Services	1.4
Diversified Manufacturing Operations	1.4
Cellular Telecom	1.3
Steel-Producers	1.3
Insurance-Reinsurance	1.2
Airlines	1.1
Retail-Building Products	1.1
Retail-Major Department Stores	1.0
Auto/Truck Parts & Equipment-Original	1.0
Distribution/Wholesale	1.0
Building Products-Cement	1.0
Metal-Diversified	0.9
Building & Construction-Misc.	0.9
Aerospace/Defense	0.9
Toys	0.9
Finance-Investment Banker/Broker	0.9
Chemicals-Other	0.9
Containers-Metal/Glass	0.9
Coal	0.8
Electronic Components-Misc.	0.8
Rubber-Tires	0.8
Banks-Commercial	0.8
Medical-Generic Drugs	0.7
Retail-Drug Store	0.7
Chemicals-Specialty	0.6
Entertainment Software	0.6
Wireless Equipment	0.6
Beverages-Non-alcoholic	0.5
Medical Products	0.5
Medical-Biomedical/Gene	0.5
Building & Construction Products-Misc.	0.4
Medical Instruments	0.4
Energy-Alternate Sources	0.4
Metal Products-Distribution	0.3
Consulting Services	0.3
Metal-Iron	0.3
Food-Misc./Diversified	0.3
Machinery-General Industrial	0.2
Photo Equipment & Supplies	0.2
E-Commerce/Products	0.2
Finance-Mortgage Loan/Banker	0.2
Internet Security	0.2
Computers	0.2
Rubber/Plastic Products	0.1
Electric-Integrated	0.1
Electric-Transmission	0.1
Diversified Operations	0.1

101.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Canada	$59,854,918	$—	$—	$59,854,918
France	151,662,627	—	—	151,662,627
Germany	52,168,196	—	—	52,168,196
Japan	59,589,672	—	—	59,589,672
Netherlands	59,006,627	—	—	59,006,627
South Korea	99,902,562	—	—	99,902,562
Switzerland	80,845,047	—	—	80,845,047
United Kingdom	209,120,986	—	—	209,120,986
Other Countries*	204,512,706	—	—	204,512,706
Preferred Stock	5,581,474	—	—	5,581,474
Short-Term Investment Securities:
Registered Investment Companies	20,403,552	—	—	20,403,552
Time Deposits	—	45,816,000	—	45,816,000

Total	$1,002,648,367	$45,816,000	$—	$1,048,464,367

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $771,268,560 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.1%
Australia - 7.2%

BGP Holdings PLC†(1)(2)	479,213	$0
Charter Hall Group	271,557	974,142
GPT Group	1,410,647	4,682,700
Mirvac Group	4,207,003	6,626,017
Stockland	1,246,629	4,293,976
Westfield Group	944,667	8,657,335
Westfield Retail Trust	793,267	2,201,480

		27,435,650

Bermuda - 2.0%

Guangdong Land Holdings, Ltd.	9,158,000	1,711,103
Kerry Logistics Network, Ltd.†	1,277,000	2,093,078
Kerry Properties, Ltd.	1,202,500	3,974,477

		7,778,658

Canada - 4.3%

Allied Properties Real Estate Investment Trust	58,376	1,766,094
Boardwalk Real Estate Investment Trust	14,600	785,048
Brookfield Office Properties, Inc.	95,600	1,825,146
Calloway Real Estate Investment Trust	83,900	1,958,652
Canadian Apartment Properties REIT	43,197	853,173
Canadian Real Estate Investment Trust	30,500	1,201,490
Dundee Real Estate Investment Trust, Class A	75,598	2,016,083
H&R Real Estate Investment Trust	114,800	2,305,746
RioCan Real Estate Investment Trust	156,700	3,716,194

		16,427,626

Cayman Islands - 1.9%

Fu Shou Yuan International Group, Ltd.†	4,767,000	2,923,880
Shimao Property Holdings, Ltd.	2,120,500	4,251,629

		7,175,509

Finland - 0.4%

Citycon OYJ	385,867	1,517,945

France - 4.5%

Klepierre	119,656	5,456,927
Unibail-Rodamco SE (Euronext Amsterdam)	43,945	11,579,478
Unibail-Rodamco SE (Euronext Paris)	773	203,685

		17,240,090

Germany - 1.4%

Deutsche Wohnen AG	245,856	5,209,101

Hong Kong - 5.5%

Henderson Land Development Co., Ltd.	351,800	1,974,202
Link REIT	1,105,850	5,129,868
Sun Hung Kai Properties, Ltd.	1,071,504	13,703,510

		20,807,580

Japan - 14.9%

Advance Residence Investment Corp.	1,581	3,386,637
Hulic REIT, Inc.,†	299	406,031
Mitsubishi Estate Co., Ltd.	696,000	16,433,998
Mitsui Fudosan Co., Ltd.	412,000	12,254,338
Nippon Building Fund, Inc.	518	2,962,327
Nippon Prologis REIT, Inc.	1,310	2,806,132
Nomura Real Estate Office Fund, Inc.	1,179	4,981,527
Orix JREIT, Inc.	3,404	4,304,754
Sapporo Holdings, Ltd.	852,000	3,223,150
Tokyu Fudosan Holdings Corp.†	756,900	5,957,324

		56,716,218

Malaysia - 0.5%

UEM Sunrise, Bhd	3,169,800	2,128,357

Netherlands - 0.8%

Corio NV	63,944	3,001,788

Singapore - 3.5%

Cache Logistics Trust	5,195,000	4,630,892
Fortune Real Estate Investment Trust	3,335,000	2,587,020
Keppel REIT	4,905,000	4,546,504
Keppel Telecommunications & Transportation, Ltd.	1,120,000	1,603,597

		13,368,013

Sweden - 1.1%

Fabege AB	153,300	2,130,346
Hufvudstaden AB	132,931	1,995,525

		4,125,871

Switzerland - 1.0%

PSP Swiss Property AG	39,455	3,658,391

United Kingdom - 7.9%

Big Yellow Group PLC	243,553	2,330,817
British Land Co. PLC	828,314	9,667,767
Capital & Counties Properties PLC	545,786	3,440,095
Derwent London PLC	86,118	3,996,031
Hammerson PLC	640,194	6,158,855
Helical Bar PLC	174,285	1,088,597
Quintain Estates & Development PLC†	818,518	1,425,476
Unite Group PLC	282,620	2,123,051

		30,230,689

United States - 41.2%

American Tower Corp.	108,397	8,831,104
AvalonBay Communities, Inc.	67,480	8,702,896
Boston Properties, Inc.	63,805	7,173,596
Brixmor Property Group, Inc.	59,200	1,307,136
Brookdale Senior Living, Inc.†	44,045	1,477,269
Cousins Properties, Inc.	128,379	1,482,777
Crown Castle International Corp.†	72,968	5,538,271
CubeSmart	93,900	1,644,189
DDR Corp.	452,215	7,515,813
EastGroup Properties, Inc.	22,800	1,414,512
Empire State Realty Trust, Inc., Class A	91,900	1,407,908
Essex Property Trust, Inc.	37,189	6,219,860
Federal Realty Investment Trust	29,000	3,227,990
General Growth Properties, Inc.	210,994	4,646,088
Health Care REIT, Inc.	123,857	7,275,360
Healthcare Realty Trust, Inc.	94,715	2,270,319
Healthcare Trust of America, Inc., Class A	275,676	3,095,842
Host Hotels & Resorts, Inc.	293,283	5,768,877
Hudson Pacific Properties, Inc.	108,651	2,478,329
LaSalle Hotel Properties	82,787	2,594,545

Liberty Property Trust	48,300	1,847,958
Macerich Co.	26,183	1,574,384
Mid-America Apartment Communities, Inc.	63,400	4,288,376
National Health Investors, Inc.	29,154	1,798,802
National Retail Properties, Inc.	77,779	2,791,488
Pebblebrook Hotel Trust	26,021	864,938
Piedmont Office Realty Trust, Inc., Class A	198,900	3,436,992
Prologis, Inc.	203,815	8,395,140
Public Storage	41,800	7,064,200
Rayonier, Inc.	20,390	960,165
Realty Income Corp.	55,091	2,447,142
Retail Opportunity Investments Corp.	132,112	1,959,221
RLJ Lodging Trust	81,000	2,105,190
Simon Property Group, Inc.	91,103	14,694,003
SL Green Realty Corp.	77,998	7,747,541
UDR, Inc.	146,606	3,783,901
Weyerhaeuser Co.	234,490	6,919,800

		156,751,922

Total Common Stocks
(cost $341,566,234)		373,573,408

EXCHANGE-TRADED FUNDS - 0.3%
Jersey - 0.3%

Kennedy Wilson Europe Real Estate PLC† (cost $1,056,977)	60,617	1,076,982

Total Long-Term Investment Securities
(cost $342,623,211)		374,650,390

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 0.8%

SSgA U.S. Government Money Market Fund	2,864,902	2,864,902
Time Deposits - 0.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014	$2,396,000	2,396,000

Total Short-Term Investment Securities
(cost $5,260,902)		5,260,902

TOTAL INVESTMENTS -
(cost $347,884,113)(3)	99.8%	379,911,292
Other assets less liabilities	0.2	661,822

NET ASSETS -	100.0%	$380,573,114

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.

Euronext Amsterdam – Euronext Stock Exchange, Amsterdam

Euronext Paris – Euronext Stock Exchange, Paris

Industry Allocation*
Real Estate Investment Trusts	72.2%
Real Estate Operations & Development	14.6
Real Estate Management/Services	8.2
Transport-Services	1.0
Brewery	0.9
Funeral Services & Related Items	0.8
Registered Investment Companies	0.8
Time Deposits	0.6
Retirement/Aged Care	0.4
Exchange-Traded Funds	0.3

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$27,435,650	$—	$0	$27,435,650
Hong Kong	20,807,580	—	—	20,807,580
Japan	56,716,218	—	—	56,716,218
United Kingdom	30,230,689	—	—	30,230,689
United States	156,751,922	—	—	156,751,922
Other Countries*	81,631,349	—	—	81,631,349
Exchange-Traded Funds	1,076,982	—	—	1,076,982
Short-Term Investment Securities:
Registered Investment Companies	2,864,902	—	—	2,864,902
Time Deposits	—	2,396,000	—	2,396,000

Total	$377,515,292	$2,396,000	$0	$379,911,292

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $164,305,590 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Australia - 3.1%

AGL Energy, Ltd.	9,829	$137,265
ALS, Ltd.	3,582	24,261
Alumina, Ltd.†	30,759	35,133
Amcor, Ltd.	23,746	214,228
AMP, Ltd.	41,827	180,276
APA Group	16,467	98,158
Asciano, Ltd.	12,141	58,395
ASX, Ltd.	982	32,913
Aurizon Holdings, Ltd.	30,931	140,490
Australia & New Zealand Banking Group, Ltd.	42,060	1,206,286
BGP Holdings PLC†(1)(2)	60,919	0
BHP Billiton, Ltd.	54,213	1,856,707
Boral, Ltd.	8,746	43,471
Brambles, Ltd.	29,370	245,572
Caltex Australia, Ltd.	3,039	56,895
Coca-Cola Amatil, Ltd.	16,977	171,188
Cochlear, Ltd.	542	27,713
Commonwealth Bank of Australia	24,469	1,630,194
Computershare, Ltd.	8,172	86,559
CSL, Ltd.	7,128	459,240
Dexus Property Group	63,535	60,664
Federation Centres, Ltd.	9,964	21,250
Flight Centre Travel Group, Ltd.	3,623	167,630
Fortescue Metals Group, Ltd.	32,558	158,049
Goodman Group	25,960	111,194
GPT Group	24,382	80,937
Harvey Norman Holdings, Ltd.	6,532	18,711
Iluka Resources, Ltd.	6,351	53,216
Incitec Pivot, Ltd.	26,664	74,712
Insurance Australia Group, Ltd.	30,856	149,512
Macquarie Group, Ltd.	4,903	246,192
Mirvac Group	54,749	86,230
National Australia Bank, Ltd.	36,064	1,117,992
Orica, Ltd.	5,521	118,930
Origin Energy, Ltd.	22,486	289,744
Orora, Ltd.	23,746	27,123
QBE Insurance Group, Ltd.	17,042	194,959
Ramsay Health Care, Ltd.	2,613	112,505
Recall Holdings, Ltd.†	5,874	22,959
Santos, Ltd.	19,280	234,669
Seek, Ltd.	4,789	73,119
Sonic Healthcare, Ltd.	6,460	100,131
SP AusNet	62,012	73,321
Stockland	35,117	120,959
Suncorp Group, Ltd.	22,482	243,550
Sydney Airport	23,560	85,357
Telstra Corp., Ltd.	81,338	366,539
Transurban Group	24,368	153,736
Westfield Group	37,343	342,227
Westfield Retail Trust	48,472	134,520
Westpac Banking Corp.	47,376	1,414,976

		13,160,557

Austria - 0.3%

OMV AG	27,903	1,269,824

Belgium - 0.3%

Colruyt SA	23,004	1,277,242

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings, Ltd.	32,000	209,470
First Pacific Co., Ltd.	12,000	11,875
Lazard, Ltd., Class A	7,549	339,629
Li & Fung, Ltd.	102,000	133,274
Noble Group, Ltd.	302,000	245,383
NWS Holdings, Ltd.	331,000	518,644
Yue Yuen Industrial Holdings, Ltd.	11,500	35,046

		1,493,321

Canada - 4.1%

Agnico Eagle Mines, Ltd.	3,700	118,722
Agrium, Inc.	2,200	202,635
AltaGas, Ltd.	2,000	76,745
ARC Resources, Ltd.	4,300	115,995
ATCO, Ltd., Class I	400	18,727
Bank of Montreal	8,400	553,324
Bank of Nova Scotia	16,700	954,975
Baytex Energy Corp.	1,600	58,333
BCE, Inc.	3,800	165,754
Blackberry, Ltd.†	5,500	54,886
Brookfield Asset Management, Inc., Class A	8,300	336,332
Brookfield Office Properties, Inc.	2,400	45,820
Canadian Imperial Bank of Commerce	4,900	410,125
Canadian National Railway Co.	12,700	717,522
Canadian Natural Resources, Ltd.	18,200	666,002
Canadian Oil Sands, Ltd.	8,400	160,141
Canadian Pacific Railway, Ltd.	2,500	392,283
Canadian Tire Corp., Ltd., Class A	1,100	99,192
Canadian Utilities, Ltd., Class A	1,600	56,628
Catamaran Corp.†	2,600	117,074
Cenovus Energy, Inc.	13,300	352,048
Crescent Point Energy Corp.	6,400	224,604
Dollarama, Inc.	700	54,588
Eldorado Gold Corp.	17,500	116,161
Empire Co., Ltd., Class A	4,100	262,188
Encana Corp.	11,700	221,891
Enerplus Corp.	1,900	37,629
First Quantum Minerals, Ltd.	9,200	178,466
Fortis, Inc.	4,200	116,180
Franco-Nevada Corp.	3,900	199,315
George Weston, Ltd.	5,300	384,924
Gildan Activewear, Inc.	1,500	76,903
Great-West Lifeco, Inc.	5,100	141,859
Imperial Oil, Ltd.	7,800	350,940
Intact Financial Corp.	300	18,047
Keyera Corp.	1,000	60,318
Kinross Gold Corp.	26,200	136,761
Loblaw Cos., Ltd.	6,800	280,585
Magna International, Inc.	4,200	373,877
Manulife Financial Corp.	26,000	493,326
MEG Energy Corp.†	2,100	64,709
National Bank of Canada	1,600	64,214
New Gold, Inc.†	12,500	76,425
Open Text Corp.	1,000	50,989
Pacific Rubiales Energy Corp.	4,400	60,598
Pembina Pipeline Corp.	5,700	205,443
Pengrowth Energy Corp.	4,100	27,622
Penn West Petroleum, Ltd.	5,700	46,741

Peyto Exploration & Development Corp.	2,000	65,204
Potash Corp. of Saskatchewan, Inc.	12,500	413,167
Power Corp. of Canada	2,900	79,329
Power Financial Corp.	3,900	122,744
Rogers Communications, Inc., Class B	4,600	177,802
Royal Bank of Canada	20,300	1,319,051
Saputo, Inc.	2,100	103,625
Shaw Communications, Inc., Class B	5,200	120,267
Shoppers Drug Mart Corp.	6,200	337,632
Silver Wheaton Corp.	9,800	250,023
Sun Life Financial, Inc.	8,400	290,848
Suncor Energy, Inc.	25,400	837,950
Talisman Energy, Inc.	15,400	158,548
Teck Resources, Ltd., Class B	9,700	215,760
TELUS Corp.	7,400	262,171
Thomson Reuters Corp.	7,400	253,951
Tim Hortons, Inc.	6,000	325,169
Toronto-Dominion Bank	26,000	1,177,784
Tourmaline Oil Corp.†	2,400	109,911
Turquoise Hill Resources, Ltd.†	5,100	19,482
Valeant Pharmaceuticals International, Inc.†	4,500	642,346
Vermilion Energy, Inc.	1,600	90,310
Yamana Gold, Inc.	20,500	205,130

		17,576,770

Cayman Islands - 0.1%

ASM Pacific Technology, Ltd.	2,800	25,382
Herbalife, Ltd.#	4,916	327,406

		352,788

Curacao - 1.0%

Schlumberger, Ltd.	45,206	4,204,158

Denmark - 0.3%

Danske Bank A/S†	8,904	235,837
Novo Nordisk A/S	23,795	1,134,185

		1,370,022

Finland - 0.3%

Neste Oil Oyj	57,732	1,235,953

France - 5.5%

Aeroports de Paris	10,778	1,308,273
Arkema SA	11,542	1,255,397
AXA SA	65,683	1,717,143
BNP Paribas SA	27,296	2,240,255
Casino Guichard Perrachon SA	11,836	1,345,208
CNP Assurances	8,464	182,486
Credit Agricole SA†	97,365	1,548,207
Danone SA	24,225	1,711,345
Imerys SA	13,836	1,289,104
L’Oreal SA	10,071	1,706,348
Legrand SA	24,748	1,534,794
Orange SA	115,622	1,447,350
Publicis Groupe SA	14,963	1,420,956
Renault SA	16,077	1,602,419
Sanofi	3,914	406,970
Societe Generale SA	28,650	1,913,019
Vivendi SA	33,116	946,883

		23,576,157

Germany - 4.6%

Allianz SE	10,145	1,816,208
Axel Springer SE	17,988	1,271,485
Bayer AG	19,746	2,804,582
Bayerische Motoren Werke AG	14,506	1,685,906
Beiersdorf AG	13,078	1,336,358
Brenntag AG	7,233	1,345,305
Deutsche Bank AG	30,543	1,485,666
Deutsche Boerse AG	6,151	504,659
Hochtief AG	13,633	1,267,368
Infineon Technologies AG	126,357	1,433,655
Linde AG	8,441	1,749,415
Merck KGaA	7,325	1,284,059
Muenchener Rueckversicherungs AG	7,316	1,602,092

		19,586,758

Guernsey - 0.1%

Amdocs, Ltd.	12,015	534,427

Hong Kong - 0.9%

AIA Group, Ltd.	183,600	897,826
BOC Hong Kong Holdings, Ltd.	58,500	177,900
Cathay Pacific Airways, Ltd.	18,000	36,554
Cheung Kong Holdings, Ltd.	26,000	407,394
Hang Lung Properties, Ltd.	30,000	83,499
Hang Seng Bank, Ltd.	9,400	152,497
Henderson Land Development Co., Ltd.	19,000	106,623
Hong Kong & China Gas Co., Ltd.	116,000	249,920
Hong Kong Exchanges and Clearing, Ltd.	15,100	234,461
Link REIT	37,500	173,957
MTR Corp., Ltd.	30,500	111,026
New World Development Co., Ltd.	57,000	73,595
Power Assets Holdings, Ltd.	38,500	321,720
Sino Land Co., Ltd.	26,000	36,987
Sun Hung Kai Properties, Ltd.	28,000	358,093
Swire Pacific, Ltd., Class A	13,000	145,988
Swire Properties, Ltd.	18,800	50,025
Wharf Holdings, Ltd.	26,000	181,753
Wheelock & Co., Ltd.	19,000	77,733

		3,877,551

Ireland - 1.4%

Covidien PLC	41,339	2,974,341
CRH PLC	52,059	1,536,903
James Hardie Industries PLC CDI	6,110	79,058
Kerry Group PLC, Class A	18,259	1,379,355

		5,969,657

Israel - 0.2%

Bank Hapoalim BM	13,638	74,085
Bank Leumi Le-Israel BM†	11,243	42,897
Bezeq The Israeli Telecommunication Corp., Ltd.	28,152	45,652
Delek Group, Ltd.	191	71,561

NICE Systems, Ltd.	358	14,634
Teva Pharmaceutical Industries, Ltd.	13,116	636,540

		885,369

Italy - 0.5%

Atlantia SpA	9,808	248,557
Luxottica Group SpA	7,478	414,837
Telecom Italia SpA	522,307	593,694
Telecom Italia SpA RSP	1,010,405	885,611

		2,142,699

Japan - 8.3%

ABC-Mart, Inc.	300	11,880
ACOM Co., Ltd.†	3,700	10,616
Advantest Corp.	1,600	17,373
Aeon Co., Ltd.	26,900	328,816
Aeon Mall Co., Ltd.	1,400	38,725
Air Water, Inc.	3,000	44,424
Aisin Seiki Co., Ltd.	4,400	152,619
Ajinomoto Co., Inc.	12,000	185,949
Alfresa Holdings Corp.	200	11,732
Amada Co., Ltd.	13,000	108,195
ANA Holdings, Inc.	21,000	46,841
Aozora Bank, Ltd.	13,000	37,811
Asahi Glass Co., Ltd.	47,000	258,161
Asics Corp.	2,000	39,029
Astellas Pharma, Inc.	6,900	447,073
Bank of Yokohama, Ltd.	12,000	60,489
Benesse Holdings, Inc.	1,100	41,343
Brother Industries, Ltd.	3,700	52,790
Calbee, Inc.	1,600	38,848
Canon, Inc.	18,500	574,796
Casio Computer Co., Ltd.	3,900	44,032
Central Japan Railway Co.	2,800	325,617
Chiba Bank, Ltd.	3,000	18,159
Chugai Pharmaceutical Co., Ltd.	3,700	94,454
Citizen Holdings Co., Ltd.	4,000	32,740
Coca-Cola West Co., Ltd.	3,300	61,123
Credit Saison Co., Ltd.	2,000	43,844
Dai Nippon Printing Co., Ltd.	10,000	100,423
Dai-ichi Life Insurance Co., Ltd.	12,300	179,357
Daido Steel Co., Ltd.	8,000	36,710
Daihatsu Motor Co., Ltd.	20,400	327,739
Daiichi Sankyo Co., Ltd.	10,600	182,482
Dainippon Sumitomo Pharma Co., Ltd.	1,600	29,588
Daito Trust Construction Co., Ltd.	1,100	102,304
Daiwa House Industry Co., Ltd.	10,000	181,389
Daiwa Securities Group, Inc.	29,000	261,020
Dena Co., Ltd.	1,100	23,779
Denso Corp.	10,400	555,920
Dentsu, Inc.	3,600	135,305
Don Quijote Holdings Co., Ltd.	1,000	54,240
East Japan Railway Co.	5,900	460,428
Eisai Co., Ltd.	4,100	159,939
FANUC Corp.	3,700	641,874
Fast Retailing Co., Ltd.	800	275,523
FUJIFILM Holdings Corp.	8,900	255,710
GungHo Online Entertainment, Inc.	5,000	30,805
Hakuhodo DY Holdings, Inc.	1,800	13,442
Hamamatsu Photonics KK	1,100	44,640
Hankyu Hanshin Holdings, Inc.	20,000	109,659
Hino Motors, Ltd.	11,000	162,238
Hirose Electric Co., Ltd.	600	85,487
Hisamitsu Pharmaceutical Co., Inc.	600	28,063
Hitachi Chemical Co., Ltd.	2,700	37,673
Hitachi Construction Machinery Co., Ltd.	5,400	104,742
Hitachi High-Technologies Corp.	1,300	31,373
Hitachi Metals, Ltd.	5,000	74,629
Honda Motor Co., Ltd.	37,200	1,333,088
Hulic Co., Ltd.	4,300	49,477
Ibiden Co., Ltd.	1,700	33,242
Idemitsu Kosan Co., Ltd.	4,400	89,799
Inpex Corp.	18,000	228,162
Isetan Mitsukoshi Holdings, Ltd.	6,100	68,810
Isuzu Motors, Ltd.	52,000	316,282
Japan Exchange Group, Inc.	3,300	78,277
Japan Petroleum Exploration Co.	800	29,242
JSR Corp.	3,200	54,806
JTEKT Corp.	8,000	132,927
Kajima Corp.	47,000	165,334
Kakaku.com, Inc.	2,100	34,935
Kaneka Corp.	6,000	39,147
Kansai Paint Co., Ltd.	4,000	51,882
Kao Corp.	10,900	374,329
KDDI Corp.	8,300	505,732
Keikyu Corp.	4,000	33,527
Keio Corp.	4,000	28,260
Keisei Electric Railway Co., Ltd.	2,000	17,530
Keyence Corp.	800	343,284
Kikkoman Corp.	4,000	77,705
Kinden Corp.	10,000	103,862
Kintetsu Corp.	26,000	94,271
Kobe Steel, Ltd.†	54,000	73,755
Koito Manufacturing Co., Ltd.	2,000	37,752
Konica Minolta, Inc.	10,000	101,503
Kuraray Co., Ltd.	5,900	65,974
Kurita Water Industries, Ltd.	5,400	113,975
Kyocera Corp.	5,900	266,158
Kyowa Hakko Kirin Co., Ltd.	2,000	21,441
LIXIL Group Corp.	9,300	271,497
M3, Inc.	8	26,609
Mabuchi Motor Co., Ltd.	3,700	246,861
Makita Corp.	3,300	183,531
Marui Group Co., Ltd.	3,500	28,786
Maruichi Steel Tube, Ltd.	1,800	50,284
Mazda Motor Corp.†	87,000	418,031
McDonald’s Holdings Co. Japan, Ltd.	4,600	122,944
Medipal Holdings Corp.	1,300	20,055
MEIJI Holdings Co., Ltd.	1,400	92,169
Miraca Holdings, Inc.	400	18,237
Mitsubishi Chemical Holdings Corp.	28,500	128,540
Mitsubishi Estate Co., Ltd.	18,000	425,017
Mitsubishi Gas Chemical Co., Inc.	8,000	51,017
Mitsubishi Materials Corp.	29,000	90,901
Mitsubishi Motors Corp.†	19,300	213,538
Mitsubishi Tanabe Pharma Corp.	3,100	45,630

Mitsubishi UFJ Financial Group, Inc.	188,400	1,086,674
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,800	39,778
Mitsui Chemicals, Inc.	13,000	33,595
Mitsui Fudosan Co., Ltd.	12,000	356,922
Mitsui OSK Lines, Ltd.	18,000	74,639
Mizuho Financial Group, Inc.	369,000	757,797
MS&AD Insurance Group Holdings	8,600	203,486
Murata Manufacturing Co., Ltd.	3,400	323,763
Nabtesco Corp.	4,100	102,691
Namco Bandai Holdings, Inc.	3,500	78,309
Nexon Co., Ltd.	1,800	15,282
NGK Insulators, Ltd.	9,000	194,556
NGK Spark Plug Co., Ltd.	4,000	90,007
NHK Spring Co., Ltd.	3,500	36,386
Nidec Corp.	3,200	392,729
Nintendo Co., Ltd.	1,600	197,386
Nippon Electric Glass Co., Ltd.	5,000	22,649
Nippon Express Co., Ltd.	9,000	41,918
Nippon Meat Packers, Inc.	4,000	64,145
Nippon Paint Co., Ltd.	4,000	61,236
Nippon Telegraph & Telephone Corp.	7,200	403,333
Nippon Yusen KK	29,000	92,611
Nissan Motor Co., Ltd.	89,600	802,060
Nisshin Seifun Group, Inc.	3,300	35,539
Nissin Foods Holdings Co., Ltd.	1,700	76,005
Nitori Holdings Co., Ltd.	1,200	54,240
Nitto Denko Corp.	2,900	135,497
NKSJ Holdings, Inc.	4,900	123,692
NOK Corp.	1,200	19,644
Nomura Holdings, Inc.	54,800	369,928
Nomura Real Estate Holdings, Inc.	2,200	45,051
Nomura Research Institute, Ltd.	2,000	65,442
NSK, Ltd.	16,000	174,826
NTT Data Corp.	2,400	99,165
NTT DOCOMO, Inc.	26,000	434,568
NTT Urban Development Corp.	1,700	14,650
Obayashi Corp.	32,000	195,893
Odakyu Electric Railway Co., Ltd.	8,000	71,534
OJI Holdings Corp.	15,000	71,780
Olympus Corp.†	4,200	145,681
Omron Corp.	3,900	163,825
Ono Pharmaceutical Co., Ltd.	1,100	108,843
Oracle Corp. Japan	700	29,129
Oriental Land Co., Ltd.	2,100	315,093
ORIX Corp.	20,200	297,730
Osaka Gas Co., Ltd.	39,000	162,101
Otsuka Corp.	300	38,528
Otsuka Holdings Co., Ltd.	6,500	199,464
Panasonic Corp.	32,900	412,503
Park24 Co., Ltd.	1,300	26,225
Rakuten, Inc.	12,400	177,769
Resona Holdings, Inc.	31,300	163,005
Rinnai Corp.	600	50,349
Rohm Co., Ltd.	1,400	72,359
Sanrio Co., Ltd.	800	30,539
Santen Pharmaceutical Co., Ltd.	500	23,362
SBI Holdings, Inc.	2,200	26,157
Secom Co., Ltd.	4,300	242,401
Sekisui Chemical Co., Ltd.	8,000	91,107
Sekisui House, Ltd.	12,000	150,221
Sharp Corp.†	20,000	64,656
Shimamura Co., Ltd.	300	27,091
Shimano, Inc.	1,500	135,747
Shimizu Corp.	41,000	221,175
Shin-Etsu Chemical Co., Ltd.	7,100	401,708
Shinsei Bank, Ltd.	23,000	47,686
Shionogi & Co., Ltd.	4,300	92,955
Shiseido Co., Ltd.	8,200	145,194
Shizuoka Bank, Ltd.	2,000	19,298
Showa Denko KK	18,000	26,000
Showa Shell Sekiyu KK	7,600	74,604
SMC Corp.	1,500	380,490
SoftBank Corp.	13,500	1,017,176
Sony Financial Holdings, Inc.	2,200	35,474
Stanley Electric Co., Ltd.	2,800	64,188
Sumco Corp.	1,900	14,562
Sumitomo Chemical Co., Ltd.	29,000	118,542
Sumitomo Electric Industries, Ltd.	26,700	408,226
Sumitomo Metal Mining Co., Ltd.	12,000	156,824
Sumitomo Mitsui Financial Group, Inc.	19,400	865,442
Sumitomo Mitsui Trust Holdings, Inc.	49,000	229,665
Sumitomo Realty & Development Co., Ltd.	5,000	201,091
Sumitomo Rubber Industries, Ltd.	4,500	60,534
Suntory Beverage & Food, Ltd.	3,000	105,679
Suzuken Co., Ltd.	700	26,550
Sysmex Corp.	1,200	71,573
T&D Holdings, Inc.	7,900	96,722
Taiheiyo Cement Corp.	21,000	73,872
Taisei Corp.	42,000	186,951
Taisho Pharmaceutical Holdings Co., Ltd.	200	15,211
Taiyo Nippon Sanso Corp.	5,000	37,437
Takashimaya Co., Ltd.	3,000	26,029
Takeda Pharmaceutical Co., Ltd.	12,500	598,408
TDK Corp.	2,200	94,900
Teijin, Ltd.	8,000	19,181
Terumo Corp.	2,700	115,009
THK Co., Ltd.	3,800	87,037
Tobu Railway Co., Ltd.	13,000	63,103
Toho Co., Ltd.	1,100	21,293
Toho Gas Co., Ltd.	3,000	15,211
Tokio Marine Holdings, Inc.	11,000	325,558
Tokyo Electron, Ltd.	2,800	160,731
Tokyo Gas Co., Ltd.	49,000	245,554
Tokyo Tatemono Co., Ltd.	5,000	40,582
Tokyu Corp.	19,000	115,751
Tokyu Fudosan Holdings Corp.†	7,900	62,178
TonenGeneral Sekiyu KK	12,000	105,886
Toppan Printing Co., Ltd.	12,000	89,024
Toray Industries, Inc.	30,000	206,642
TOTO, Ltd.	17,000	240,208
Toyo Seikan Group Holdings, Ltd.	3,000	52,412
Toyo Suisan Kaisha, Ltd.	2,000	67,210
Toyoda Gosei Co., Ltd.	1,700	35,881

Toyota Boshoku Corp.	1,100	11,673
Toyota Industries Corp.	5,100	235,531
Trend Micro, Inc.	1,600	53,611
Ube Industries, Ltd.	16,000	30,500
Unicharm Corp.	3,000	170,089
USS Co., Ltd.	4,300	57,928
West Japan Railway Co.	3,300	135,217
Yahoo Japan Corp.	26,500	167,952
Yakult Honsha Co., Ltd.	1,900	91,107
Yamada Denki Co., Ltd.	12,500	41,392
Yamaha Corp.	3,000	41,004
Yamaha Motor Co., Ltd.	15,700	227,085
Yamato Holdings Co., Ltd.	6,900	142,854
Yamato Kogyo Co., Ltd.	1,700	51,282
Yaskawa Electric Corp.	4,000	59,428
Yokohama Rubber Co., Ltd.	5,000	48,639

		35,373,275

Jersey - 0.5%

Delphi Automotive PLC	21,615	1,438,911
Glencore Xstrata PLC	132,814	732,153

		2,171,064

Luxembourg - 0.2%

Tenaris SA	43,341	908,721

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	130,000	56,916

Netherlands - 1.8%

Aegon NV	146,634	1,321,463
ASML Holding NV	17,743	1,544,137
ING Groep NV CVA†	67,204	980,491
Koninklijke Boskalis Westminster NV	17,598	880,896
LyondellBasell Industries NV, Class A	35,863	3,158,813

		7,885,800

New Zealand - 0.1%

Auckland International Airport, Ltd.	18,099	56,752
Contact Energy, Ltd.	14,238	63,864
Fletcher Building, Ltd.	18,694	147,640
Telecom Corp. of New Zealand, Ltd.	17,067	35,772

		304,028

Norway - 0.4%

Statoil ASA	59,734	1,576,452

Portugal - 0.3%

EDP - Energias de Portugal SA	326,963	1,417,104

Singapore - 0.6%

Ascendas Real Estate Investment Trust	9,000	15,335
CapitaLand, Ltd.	48,000	107,916
CapitaMall Trust	21,000	31,476
City Developments, Ltd.	3,000	22,222
DBS Group Holdings, Ltd.	29,000	377,928
Global Logistic Properties, Ltd.	48,000	107,159
Jardine Cycle & Carriage, Ltd.	2,000	61,910
Olam International, Ltd.	121,000	169,428
Oversea-Chinese Banking Corp., Ltd.	41,000	309,202
Singapore Airlines, Ltd.	5,000	40,311
Singapore Press Holdings, Ltd.	20,000	65,475
Singapore Telecommunications, Ltd.	141,000	400,426
United Overseas Bank, Ltd.	20,000	325,484
Wilmar International, Ltd.	59,000	160,573
Yangzijiang Shipbuilding Holdings, Ltd.	190,000	170,118

		2,364,963

Spain - 1.8%

Abertis Infraestructuras SA	54,596	1,282,608
Banco Santander SA	282,150	2,557,140
Enagas SA	42,540	1,238,069
Ferrovial SA	64,500	1,362,149
Repsol SA	57,290	1,439,604

		7,879,570

Sweden - 1.3%

Alfa Laval AB	48,582	1,318,423
Assa Abloy AB, Class B	26,972	1,373,493
Electrolux AB, Series B	56,794	1,345,521
Swedbank AB, Class A	54,193	1,529,861

		5,567,298

Switzerland - 4.2%

ACE, Ltd.#	30,113	2,947,159
Actelion, Ltd.	5,058	536,280
Aryzta AG	3,151	262,972
Coca-Cola HBC AG	46,150	1,147,616
Credit Suisse Group AG	41,059	1,293,160
Lindt & Spruengli AG (Participation Certificate)	259	1,276,300
Novartis AG	44,673	3,730,793
Roche Holding AG	11,847	3,655,800
Swiss Re AG	17,361	1,622,597
TE Connectivity, Ltd.	26,528	1,554,010

		18,026,687

United Kingdom - 6.6%

Antofagasta PLC	83,318	1,256,380
ARM Holdings PLC	23,232	392,922
Associated British Foods PLC	29,238	1,467,836
AstraZeneca PLC	34,660	2,370,351
Barclays PLC	451,229	1,904,883
BG Group PLC	98,859	1,801,951
BHP Billiton PLC	66,633	2,151,827
British Sky Broadcasting Group PLC	91,833	1,445,523
BT Group PLC	282,744	1,940,277
Bunzl PLC	27,620	727,530
Burberry Group PLC	53,572	1,382,416
easyJet PLC	42,505	1,224,953
GlaxoSmithKline PLC	22,101	618,610
HSBC Holdings PLC	353,572	3,728,292
ITV PLC	93,373	315,686
Kingfisher PLC	202,266	1,334,497
Legal & General Group PLC	262,637	1,057,277
Tate & Lyle PLC	74,097	796,588

Vodafone Group PLC	521,186	2,173,154

		28,090,953

United States - 49.5%

AbbVie, Inc.	72,026	3,666,844
Affiliated Managers Group, Inc.†	2,171	408,257
Aflac, Inc.	44,357	2,842,397
Albemarle Corp.	8,237	543,560
Allstate Corp.	51,104	2,772,903
Anadarko Petroleum Corp.	36,784	3,095,741
Apple, Inc.	12,264	6,453,807
Avery Dennison Corp.	8,708	433,833
Bank of America Corp.#	290,769	4,806,412
Bed Bath & Beyond, Inc.†#	10,082	683,761
Best Buy Co., Inc.#	45,934	1,223,222
BlackRock, Inc.#	9,718	2,962,435
CenturyLink, Inc.#	82,688	2,584,827
Chesapeake Energy Corp.#	18,727	485,217
Cigna Corp.	32,105	2,555,237
Cisco Systems, Inc.#	149,585	3,260,953
Citigroup, Inc.	77,515	3,769,554
Clorox Co.#	29,857	2,605,919
Coca-Cola Co.	69,690	2,662,158
Colgate-Palmolive Co.	3,155	198,229
Comcast Corp., Class A	80,202	4,145,641
Crown Holdings, Inc.†	22,888	1,030,418
Danaher Corp.	41,166	3,148,787
Delta Air Lines, Inc.	89,227	2,963,229
Devon Energy Corp.	45,429	2,926,536
Dover Corp.#	28,416	2,679,629
Dr Pepper Snapple Group, Inc.	46,612	2,428,951
Dun & Bradstreet Corp.#	4,529	449,322
Emerson Electric Co.	46,337	3,023,953
EOG Resources, Inc.	4,364	826,629
Facebook, Inc., Class A†	26,560	1,818,298
Fidelity National Information Services, Inc.	12,902	717,480
Fifth Third Bancorp	125,822	2,729,708
Fluor Corp.	30,485	2,368,380
FMC Technologies, Inc.†	3,773	189,555
Fossil Group, Inc.†#	2,602	298,996
General Mills, Inc.#	58,269	2,915,198
Google, Inc., Class A†	5,906	7,179,629
Halliburton Co.	55,597	3,169,029
Hershey Co.#	22,966	2,430,262
Hewlett-Packard Co.	112,704	3,367,595
Home Depot, Inc.	50,947	4,179,182
Ingredion, Inc.#	4,872	320,772
Johnson & Johnson	61,680	5,681,962
Kellogg Co.#	44,295	2,688,263
Kroger Co.	70,503	2,956,896
M&T Bank Corp.#	23,187	2,703,372
Marathon Petroleum Corp.	31,894	2,679,096
MasterCard, Inc., Class A	43,710	3,397,141
Medtronic, Inc.	54,980	3,258,115
Microsoft Corp.	169,783	6,504,387
MRC Global, Inc.†	3,552	91,357
National Oilwell Varco, Inc.	14,419	1,110,840
NetApp, Inc.#	52,621	2,126,415
News Corp., Class A†	69,898	1,281,230
Northrop Grumman Corp.	24,201	2,929,047
NVIDIA Corp.#	20,152	370,394
Omnicom Group, Inc.	36,140	2,735,075
PetSmart, Inc.#	13,001	871,847
Pioneer Natural Resources Co.	5,842	1,175,294
PPG Industries, Inc.	3,145	622,144
priceline.com, Inc.†	2,707	3,651,310
Progressive Corp.#	102,512	2,510,519
Public Storage#	16,907	2,857,283
QUALCOMM, Inc.	55,527	4,180,628
Quest Diagnostics, Inc.#	14,158	750,374
Republic Services, Inc.	64,612	2,203,915
SanDisk Corp.	22,717	1,687,873
Symantec Corp.	90,413	1,942,071
Sysco Corp.#	75,718	2,727,362
Time Warner Cable, Inc.	21,687	3,043,770
Time Warner, Inc.	49,744	3,339,315
Travelers Cos., Inc.	34,280	2,874,035
Tupperware Brands Corp.#	3,876	304,654
Union Pacific Corp.#	20,149	3,634,477
United Therapeutics Corp.†#	1,288	130,629
UnitedHealth Group, Inc.	46,096	3,561,838
Universal Health Services, Inc., Class B	2,666	214,026
US Bancorp	85,404	3,513,521
Verizon Communications, Inc.	25,129	1,191,617
Vertex Pharmaceuticals, Inc.†	13,882	1,122,498
VF Corp.	6,055	354,762
Viacom, Inc., Class B	34,182	2,998,787
Visa, Inc., Class A	17,372	3,925,030
Walt Disney Co.	54,764	4,425,479
WellPoint, Inc.#	30,591	2,771,239
Wells Fargo & Co.	107,650	4,997,113

		211,419,445

Total Common Stocks
(cost $366,201,421)		421,555,529

PREFERRED SECURITIES - 0.3%
Germany - 0.3%

Bayerische Motoren Werke AG (cost $839,450)	14,666	1,287,688

Total Long-Term Investment Securities
(cost $367,040,871)		422,843,217

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Registered Investment Companies - 2.0%

State Street Navigator Securities Lending Prime Portfolio(3)	8,503,779	8,503,779

Time Deposits - 0.6%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014	$2,698,000	2,698,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills Disc. Notes

0.02% due 04/24/2014(4)	115,000	114,997
0.06% due 06/19/2014(4)	95,000	94,987

		209,984

Total Short-Term Investment Securities
(cost $ 11,411,759)		11,411,763

TOTAL INVESTMENTS
(cost $ 378,452,630)(5)	101.7%	434,254,980
Liabilities in excess of other assets	(1.7)	(7,051,553)

NET ASSETS	100.0%	$427,203,427

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At February 28, 2014, the Fund had loaned securities with a total value of $8,761,430. This was secured by collateral of $8,503,779, which was received in cash and subsequently invested in short-term investments currently valued at $8,503,779 as reported in the portfolio of investments. Additional collateral of $405,742 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Assoc.	3.50% to 4.00%	06/15/2040 to 11/15/2040	$5,494
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	346,284
Government National Mtg. Assoc.	0.55% to 4.00%	06/20/2036 to 01/16/2040	53,964

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

CVA -	Certification Van Aandelen (Dutch Cert.)
RSP -	Risparmio Savings Shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2014	Unrealized Appreciation (Depreciation)

37	Long	S&P 500 E-Mini Index	March 2014	$3,331,736	$3,436,560	$104,824

Industry Allocation*

Medical-Drugs	6.7%
Diversified Banking Institutions	5.7
Banks-Commercial	5.0
Oil Companies-Exploration & Production	3.0
Food-Misc./Diversified	2.8
Banks-Super Regional	2.6
Multimedia	2.6
Telephone-Integrated	2.6
Insurance-Multi-line	2.4
Computers	2.3
Medical-HMO	2.0
Cable/Satellite TV	2.0
Registered Investment Companies	2.0
Auto-Cars/Light Trucks	2.0
Web Portals/ISP	1.8
Oil-Field Services	1.7
Insurance-Life/Health	1.6
Beverages-Non-alcoholic	1.6
Insurance-Property/Casualty	1.6
Applications Software	1.5
Food-Retail	1.5
Oil Companies-Integrated	1.4
Transport-Rail	1.3
Diversified Manufacturing Operations	1.3
Retail-Building Products	1.3
Electric Products-Misc.	1.3
Chemicals-Diversified	1.2
Building & Construction-Misc.	1.2
Diversified Minerals	1.0
Airlines	1.0
Semiconductor Components-Integrated Circuits	1.0
Oil Refining & Marketing	0.9
Finance-Credit Card	0.9
Cosmetics & Toiletries	0.9
Computers-Memory Devices	0.9
Food-Confectionery	0.9
E-Commerce/Services	0.9
Real Estate Investment Trusts	0.8
Auto/Truck Parts & Equipment-Original	0.8
Medical Instruments	0.8
Commercial Services-Finance	0.8
Investment Management/Advisor Services	0.8
Networking Products	0.8
Insurance-Reinsurance	0.8
Medical Products	0.7
Aerospace/Defense	0.7
Consumer Products-Misc.	0.7
Food-Wholesale/Distribution	0.7
Time Deposits	0.7
Cellular Telecom	0.6
Advertising Agencies	0.6
Engineering/R&D Services	0.6
Electronic Components-Misc.	0.6
Gas-Distribution	0.6
Building & Construction Products-Misc.	0.6
Real Estate Operations & Development	0.5
Telecom Services	0.5
Electronic Components-Semiconductors	0.5
Electric-Integrated	0.5
Non-Hazardous Waste Disposal	0.5
Internet Security	0.5
Chemicals-Specialty	0.4
Internet Content-Entertainment	0.4
Industrial Gases	0.4
Apparel Manufacturers	0.4
Building Products-Cement	0.4
Semiconductor Equipment	0.4
Medical-Biomedical/Gene	0.4
Public Thoroughfares	0.4
Metal Processors & Fabrication	0.4
Finance-Investment Banker/Broker	0.4
Advertising Services	0.3
Airport Development/Maintenance	0.3
Metal-Copper	0.3
Publishing-Newspapers	0.3
Appliances	0.3
Filtration/Separation Products	0.3
Oil Field Machinery & Equipment	0.3
Publishing-Periodicals	0.3
Retail-Consumer Electronics	0.3
Data Processing/Management	0.3
Diversified Operations	0.3
Special Purpose Entities	0.3
Diversified Operations/Commercial Services	0.3
Containers-Metal/Glass	0.2
Steel Pipe & Tube	0.2
Retail-Pet Food & Supplies	0.2
Gold Mining	0.2
Finance-Other Services	0.2
Medical Labs & Testing Services	0.2
Metal-Diversified	0.2
Agricultural Chemicals	0.2
Retail-Bedding	0.2
Industrial Automated/Robotic	0.2
Medical-Generic Drugs	0.2
Real Estate Management/Services	0.1
Office Automation & Equipment	0.1
Retail-Discount	0.1
Distribution/Wholesale	0.1
Audio/Video Products	0.1
Retail-Restaurants	0.1
Office Supplies & Forms	0.1
Building-Residential/Commercial	0.1
Optical Supplies	0.1
Machinery-Electrical	0.1
Pipelines	0.1
Electronic Measurement Instruments	0.1
Photo Equipment & Supplies	0.1
Retail-Drug Store	0.1
Finance-Leasing Companies	0.1
Vitamins & Nutrition Products	0.1
Medical-Hospitals	0.1
Television	0.1
Resorts/Theme Parks	0.1
Retail-Apparel/Shoe	0.1
Toys	0.1
Food-Baking	0.1
Building Products-Doors & Windows	0.1
Silver Mining	0.1
Security Services	0.1
Containers-Paper/Plastic	0.1
Recreational Vehicles	0.1
Building-Heavy Construction	0.1
Textile-Products	0.1
Tools-Hand Held	0.1
E-Commerce/Products	0.1
Shipbuilding	0.1
Travel Services	0.1
Auto-Heavy Duty Trucks	0.1
Metal-Iron	0.1

101.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Australia	$13,160,557	$—	$0	$13,160,557
France	23,576,157	—	—	23,576,157
Japan	35,373,275	—	—	35,373,275
United Kingdom	28,090,953	—	—	28,090,953
United States	211,419,445	—	—	211,419,445
Other Countries*	109,935,142	—	—	109,935,142
Preferred Securities	1,287,688	—	—	1,287,688
Short Term Investment Securities:
Registered Investment Companies	8,503,779	—	—	8,503,779
Time Deposits	—	2,698,000	—	2,698,000
U.S. Government Treasuries	—	209,984	—	209,984
Other Financial Instruments: †
Open Futures Contracts-Appreciation	104,824	—	—	104,824

Total Assets	$431,451,820	$2,907,984	$0	$434,359,804

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $142,213,558 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCKS - 64.0%
Bermuda - 0.1%

Noble Group, Ltd.	608,600	$494,504

Canada - 0.4%

Talisman Energy, Inc.	201,700	2,076,565

China - 1.1%

China Life Insurance Co., Ltd.	622,000	1,819,382
China Shenhua Energy Co., Ltd., Class H	622,000	1,691,143
China Telecom Corp., Ltd., Class H	6,174,000	2,689,000

		6,199,525

France - 6.6%

Alstom SA	27,330	737,685
AXA SA	149,285	3,902,741
BNP Paribas SA	84,970	6,973,714
Cie de St-Gobain	69,330	4,162,786
Cie Generale des Etablissements Michelin	21,300	2,603,993
Credit Agricole SA†	219,170	3,485,035
Sanofi	52,982	5,508,964
Technip SA	19,570	1,923,018
Total SA	59,540	3,865,071
Vivendi SA	104,737	2,994,737

		36,157,744

Germany - 2.4%

Deutsche Lufthansa AG†	110,760	2,872,654
HeidelbergCement AG	19,810	1,632,969
Merck KGaA	20,650	3,619,907
Muenchener Rueckversicherungs AG	8,250	1,806,623
Siemens AG ADR	24,050	3,201,776

		13,133,929

Ireland - 1.7%

Actavis PLC†#	23,620	5,215,768
CRH PLC	141,661	4,194,220

		9,409,988

Israel - 0.6%

Teva Pharmaceutical Industries, Ltd. ADR	68,525	3,418,712

Italy - 1.9%

Eni SpA	170,306	4,109,084
Intesa Sanpaolo SpA	739,614	2,292,918
UniCredit SpA	525,149	4,178,837

		10,580,839

Japan - 3.9%

ITOCHU Corp.	199,400	2,476,581
Konica Minolta, Inc.	258,000	2,618,787
Nikon Corp.#	131,100	2,399,914
Nissan Motor Co., Ltd.	430,700	3,855,436
Suntory Beverage & Food, Ltd.	89,600	3,156,294
Toyota Motor Corp. ADR	39,931	4,604,044
Trend Micro, Inc.	62,500	2,094,183

		21,205,239

Jersey - 0.7%

Shire PLC	65,950	3,666,496

Netherlands - 3.4%

Akzo Nobel NV	52,880	$4,380,147
Fugro NV CVA	26,780	1,556,573
ING Groep NV CVA†	346,531	5,055,809
Koninklijke Philips NV	46,506	1,627,916
Reed Elsevier NV	91,883	2,013,999
TNT Express NV	405,700	3,950,714

		18,585,158

Norway - 0.9%

Statoil ASA	67,340	1,777,184
Telenor ASA	150,072	3,315,486

		5,092,670

Portugal - 0.6%

Galp Energia SGPS SA	183,680	3,088,039

Singapore - 1.1%

DBS Group Holdings, Ltd.#	268,095	3,493,811
Singapore Telecommunications, Ltd. - 10	955,000	2,704,571

		6,198,382

South Korea - 2.1%

Hyundai Mobis	6,574	1,930,631
KB Financial Group, Inc. ADR†	38,625	1,425,263
POSCO ADR	44,000	2,928,640
Samsung Electronics Co., Ltd.	4,155	5,250,674

		11,535,208

Spain - 1.1%

Repsol SA#	71,772	1,803,513
Telefonica SA ADR#	264,201	4,021,139

		5,824,652

Sweden - 0.6%

Getinge AB, Class B	83,660	3,011,507

Switzerland - 3.8%

ABB, Ltd.	102,930	2,632,059
ACE, Ltd.	16,217	1,587,158
Credit Suisse Group AG	127,200	4,006,185
Foster Wheeler AG†#	56,290	1,808,035
Novartis AG	27,090	2,262,377
Roche Holding AG	17,630	5,440,343
Swiss Re AG	29,710	2,776,762

		20,512,919

Taiwan - 0.3%

Taiwan Semiconductor Manufacturing Co., Ltd.	415,914	1,482,564

United Kingdom - 8.6%

Aviva PLC	551,240	4,371,705
BAE Systems PLC	366,059	2,518,753
BP PLC	347,655	2,936,445
G4S PLC	507,383	2,017,042
GlaxoSmithKline PLC	186,576	5,222,285
HSBC Holdings PLC	415,983	4,408,786
Kingfisher PLC	426,000	2,810,633
Lloyds Banking Group PLC†	2,909,290	4,020,659
Marks & Spencer Group PLC	446,100	3,761,232
Noble Corp. PLC	55,970	1,737,868
Rexam PLC	194,214	1,605,617
Royal Dutch Shell PLC, Class B	87,186	3,397,360

Serco Group PLC		203,190	$1,566,861
Tesco PLC		593,260	3,270,418
Vodafone Group PLC ADR#		78,485	3,262,621

			46,908,285

United States - 22.1%

Allegheny Technologies, Inc.#		105,840	3,363,595
American Express Co.		30,540	2,787,691
Amgen, Inc.		43,190	5,356,424
Applied Materials, Inc.#		210,610	3,993,165
Baker Hughes, Inc.		82,400	5,214,272
Bank of New York Mellon Corp.		94,460	3,022,720
Chesapeake Energy Corp.#		69,530	1,801,522
Chevron Corp.		15,610	1,800,301
Cisco Systems, Inc.#		198,760	4,332,968
Citigroup, Inc.		98,850	4,807,075
Comcast Corp., Special Class A		72,865	3,635,599
CVS Caremark Corp.		50,670	3,706,004
Forest Laboratories, Inc.†		74,910	7,308,969
Gilead Sciences, Inc.†#		61,790	5,115,594
ING US, Inc.#		127,840	4,585,621
Isis Pharmaceuticals, Inc.†#		35,900	1,830,900
JPMorgan Chase & Co.		86,200	4,897,884
Leidos Holdings, Inc.#		39,167	1,749,198
Macy’s, Inc.		77,780	4,500,351
Medtronic, Inc.		59,860	3,547,304
Merck & Co., Inc.		76,130	4,338,649
Microsoft Corp.		186,974	7,162,974
Morgan Stanley		111,880	3,445,904
News Corp., Class A†#		150,093	2,751,205
Pfizer, Inc.		168,809	5,420,457
Quest Diagnostics, Inc.#		21,270	1,127,310
Salix Pharmaceuticals, Ltd.†#		17,570	1,896,154
Symantec Corp.#		57,220	1,229,086
Target Corp.#		42,683	2,669,395
Time Warner Cable, Inc.		21,008	2,948,473
Twenty-First Century Fox, Inc., Class A		49,667	1,665,831
United Parcel Service, Inc., Class B		25,010	2,395,208
Verizon Communications, Inc.		37,843	1,800,570
Walgreen Co.		60,910	4,138,834

			120,347,207

Total Common Stocks
(cost $259,307,827)			348,930,132

PREFERRED SECURITIES - 0.2%
Brazil - 0.2%

Petroleo Brasileiro SA ADR (cost $2,562,429)		80,325	936,590

FOREIGN GOVERNMENT AGENCIES - 24.1%
Brazil - 2.1%

Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2015(1)	BRL	6,256,997	2,761,582
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(1)	BRL	1,103,615	477,572
Brazil Notas do Tesouro Nacional Series B Bonds 6.00% due 08/15/2018(1)	BRL	3,956,805	1,695,435
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2045(1)	BRL	11,322,184	4,522,124
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	5,200,000	2,144,646

			11,601,359

Canada - 0.9%

Government of Canada Bonds 1.00% due 11/01/2014	CAD	2,766,000	2,498,892
Government of Canada Bonds 1.00% due 02/01/2015	CAD	530,000	478,814
Government of Canada Bonds 2.25% due 08/01/2014	CAD	1,811,000	1,644,505
Government of Canada Notes 3.00% due 06/01/2014	CAD	202,000	183,349

			4,805,560

Hungary - 3.2%

Republic of Hungary Senior Bonds 3.50% due 07/18/2016	EUR	135,000	192,136
Republic of Hungary Senior Bonds 3.88% due 02/24/2020	EUR	495,000	686,665
Republic of Hungary Bonds 4.00% due 04/25/2018	HUF	60,440,000	259,526
Republic of Hungary Senior Bonds 4.38% due 07/04/2017	EUR	685,000	986,805
Republic of Hungary Bonds 5.50% due 02/12/2016	HUF	164,800,000	757,012
Republic of Hungary Bonds 5.50% due 12/22/2016	HUF	858,700,000	3,937,302
Republic of Hungary Bonds 5.50% due 12/20/2018	HUF	167,520,000	759,308
Republic of Hungary Bonds 5.50% due 06/24/2025	HUF	151,220,000	643,868

Republic of Hungary Senior Bonds 5.75% due 06/11/2018	EUR	2,165,000	3,242,360
Republic of Hungary Bonds 6.00% due 11/24/2023	HUF	29,180,000	130,144
Republic of Hungary Senior Bonds 6.25% due 01/29/2020#		910,000	996,450
Republic of Hungary Senior Bonds 6.38% due 03/29/2021#		400,000	438,000
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	155,700,000	735,756
Republic of Hungary Bonds 6.75% due 02/24/2017	HUF	633,000,000	2,996,015
Republic of Hungary Bonds 6.75% due 11/24/2017	HUF	128,040,000	607,986
Republic of Hungary Bonds 7.00% due 06/24/2022	HUF	50,400,000	239,578

			17,608,911

Iceland - 0.1%

Republic of Iceland Bonds 5.88% due 05/11/2022*		500,000	534,375

Indonesia - 0.4%

Republic of Indonesia Senior Bonds 9.00% due 09/15/2018	IDR	2,780,000,000	248,483
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	1,304,288
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	6,847,000,000	731,353

			2,284,124

Ireland - 3.3%

Republic of Ireland Bonds 4.40% due 06/18/2019	EUR	204,000	318,336
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	159,000	248,599
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	701,000	1,095,893
Republic of Ireland Bonds 5.00% due 10/18/2020	EUR	3,920,000	6,306,532
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	4,011,220	6,589,479
Republic of Ireland Bonds 5.50% due 10/18/2017	EUR	1,686,800	2,684,393
Republic of Ireland Bonds 5.90% due 10/18/2019	EUR	581,000	970,177

			18,213,409

Malaysia - 0.5%

Government of Malaysia Senior Notes 3.20% due 10/15/2015	MYR	1,430,000	437,091
Government of Malaysia Senior Bonds 3.43% due 08/15/2014	MYR	1,045,000	319,606
Government of Malaysia Senior Bonds 3.74% due 02/27/2015	MYR	1,315,000	404,048
Government of Malaysia Senior Bonds 3.81% due 02/15/2017	MYR	3,115,000	960,745
Government of Malaysia Senior Notes 3.84% due 08/12/2015	MYR	1,045,000	322,308
Government of Malaysia Senior Notes 4.72% due 09/30/2015	MYR	1,342,000	419,783

			2,863,581

Mexico - 2.0%

United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,144,035	164,307
United Mexican States Bonds 3.50% due 12/14/2017(1)	MXN	4,113,674	332,929
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	2,749,288	229,196
United Mexican States Bonds 4.50% due 12/18/2014(1)	MXN	1,691,633	131,355
United Mexican States Bonds 5.00% due 06/16/2016(1)	MXN	4,298,327	353,212
United Mexican States Bonds 6.00% due 06/18/2015	MXN	512,000	39,664
United Mexican States Bonds 6.25% due 06/16/2016	MXN	5,627,000	444,491
United Mexican States Bonds 7.00% due 06/19/2014	MXN	930,000	70,835
United Mexican States Bonds 7.25% due 12/15/2016	MXN	25,476,000	2,067,639
United Mexican States Bonds 7.75% due 12/14/2017	MXN	19,000,000	1,577,716

United Mexican States Bonds 8.00% due 12/17/2015	MXN	64,725,000	5,217,814
United Mexican States Bonds 9.50% due 12/18/2014	MXN	1,160,000	91,432

			10,720,590

Poland - 3.8%

Government of Poland Bonds zero coupon due 07/25/2014	PLN	240,000	78,879
Government of Poland Bonds zero coupon due 07/25/2015	PLN	1,271,000	405,415
Government of Poland Bonds zero coupon due 01/25/2016	PLN	14,052,000	4,406,679
Government of Poland FRS Bonds 2.72% due 01/25/2017	PLN	1,357,000	449,414
Government of Poland FRS Bonds 2.72% due 01/25/2021	PLN	1,376,000	446,987
Government of Poland Bonds 4.75% due 10/25/2016	PLN	7,220,000	2,488,631
Government of Poland Bonds 5.00% due 04/25/2016	PLN	8,985,000	3,096,405
Government of Poland Bonds 5.50% due 04/25/2015	PLN	3,325,000	1,136,372
Government of Poland Bonds 5.75% due 04/25/2014	PLN	10,640,000	3,545,695
Government of Poland Bonds 6.25% due 10/24/2015	PLN	12,572,000	4,388,865

			20,443,342

Russia - 1.0%

Russian Federation Senior Bonds 7.50% due 03/31/2030*(2)		4,473,040	5,188,726

Serbia - 0.1%

Republic of Serbia Senior Notes 5.25% due 11/21/2017#*		270,000	280,800
Republic of Serbia Senior Notes 7.25% due 09/28/2021*		280,000	309,750

			590,550

Singapore - 0.1%

Republic of Singapore Senior Notes 1.13% due 04/01/2016	SGD	610,000	488,945

Slovenia - 0.2%

Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		690,000	720,871
Republic of Slovenia Bonds 5.85% due 05/10/2023*		240,000	258,000

			978,871

South Korea - 3.7%

Republic of South Korea Senior Notes 2.74% due 02/02/2015	KRW	1,100,820,000	1,032,049
Republic of South Korea Senior Notes 2.75% due 12/10/2015	KRW	1,530,800,000	1,433,805
Republic of South Korea Senior Notes 2.75% due 06/10/2016	KRW	1,259,500,000	1,178,335
Republic of South Korea Senior Notes 2.76% due 06/02/2015	KRW	376,900,000	353,406
Republic of South Korea Senior Notes 2.78% due 10/02/2014	KRW	1,056,600,000	990,695
Republic of South Korea Senior Notes 2.78% due 02/02/2016	KRW	297,530,000	278,754
Republic of South Korea Senior Notes 2.80% due 08/02/2015	KRW	2,887,440,000	2,708,248
Republic of South Korea Senior Notes 2.82% due 08/02/2014	KRW	265,000,000	248,466
Republic of South Korea Senior Notes 2.84% due 12/02/2014	KRW	376,570,000	353,291
Republic of South Korea Senior Notes 2.90% due 12/02/2015	KRW	3,729,700,000	3,503,074
Republic of South Korea Senior Notes 3.00% due 12/10/2016	KRW	1,345,300,000	1,265,258
Republic of South Korea Senior Notes 3.25% due 12/10/2014	KRW	199,730,000	187,944
Republic of South Korea Senior Notes 3.25% due 06/10/2015	KRW	314,300,000	296,445
Republic of South Korea Senior Notes 3.50% due 06/10/2014	KRW	6,610,230,000	6,206,489

			20,036,259

Sweden - 1.4%

Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	49,670,000	7,823,607

Ukraine - 1.0%

Government of Ukraine Senior Bonds 7.50% due 04/17/2023#*		600,000	528,000
Government of Ukraine Senior Notes 7.80% due 11/28/2022*		1,280,000	1,126,400
Government of Ukraine Senior Notes 7.95% due 02/23/2021#*		770,000	683,375
Government of Ukraine Senior Notes 9.25% due 07/24/2017#*		3,210,000	2,985,300

			5,323,075

Vietnam - 0.3%

Republic of Vietnam Senior Bonds 6.75% due 01/29/2020*		1,695,000	1,856,025

Total Foreign Government Agencies
(cost $126,219,424)			131,361,309

FOREIGN GOVERNMENT TREASURIES - 0.3%
South Korea - 0.3%

Bank of Korea Senior Notes 2.47% due 04/02/2015	KRW	370,900,000	348,153
Bank of Korea Senior Notes 2.55% due 05/09/2014	KRW	118,700,000	111,185
Bank of Korea Senior Notes 2.81% due 10/02/2015	KRW	60,000,000	56,261
Bank of Korea Senior Notes 3.28% due 06/02/2014	KRW	518,420,000	486,444
Bank of Korea Senior Notes 3.59% due 04/02/2014	KRW	437,290,000	409,958

Total Foreign Government Treasuries
(cost $1,315,148)			1,412,001

Total Long-Term Investment Securities
(cost $389,404,828)			482,640,032

SHORT-TERM INVESTMENT SECURITIES - 14.3%
Foreign Government Treasuries - 3.9%

Bank Negara Malaysia Monetary Notes
2.83% due 04/15/2014	MYR	70,000	21,291
2.83% due 09/09/2014	MYR	915,000	275,008
2.83% due 09/18/2014	MYR	850,000	255,282
2.85% due 03/27/2014	MYR	10,000	3,046
2.85% due 04/10/2014	MYR	150,000	45,639
2.85% due 05/15/2014	MYR	10,000	3,034
2.85% due 05/20/2014	MYR	165,000	50,043
2.85% due 05/27/2014	MYR	45,000	13,641
2.85% due 10/16/2014	MYR	80,000	23,972
2.86% due 03/20/2014	MYR	100,000	30,476
2.86% due 03/27/2014	MYR	10,000	3,046
2.86% due 06/05/2014	MYR	20,000	6,058
2.86% due 06/24/2014	MYR	140,000	42,343
2.86% due 07/08/2014	MYR	30,000	9,063
2.86% due 08/14/2014	MYR	90,000	27,108
2.86% due 09/25/2014	MYR	250,000	75,067
2.86% due 11/06/2014	MYR	130,000	38,889
2.87% due 03/27/2014	MYR	60,000	18,276
2.87% due 04/14/2014	MYR	290,000	88,233
2.87% due 04/24/2014	MYR	260,000	79,024
2.87% due 06/03/2014	MYR	70,000	21,207
2.87% due 06/17/2014	MYR	50,000	15,131
2.87% due 07/15/2014	MYR	1,220,000	368,364
2.87% due 07/24/2014	MYR	1,830,000	552,140
2.87% due 08/21/2014	MYR	10,000	3,010
2.87% due 09/11/2014	MYR	90,000	27,047
2.87% due 09/18/2014	MYR	10,000	3,003
2.87% due 10/16/2014	MYR	240,000	71,916
2.87% due 12/02/2014	MYR	150,000	44,779
2.87% due 12/16/2014	MYR	80,000	23,855
2.87% due 02/17/2015	MYR	320,000	94,944
2.88% due 07/03/2014	MYR	10,000	3,022
2.88% due 11/06/2014	MYR	700,000	209,403
2.88% due 11/18/2014	MYR	150,000	44,829
2.88% due 01/08/2015	MYR	170,000	50,600
2.89% due 05/27/2014	MYR	100,000	30,312
2.89% due 08/05/2014	MYR	250,000	75,355
2.90% due 03/13/2014	MYR	20,000	6,098
2.90% due 04/03/2014	MYR	10,000	3,044
2.90% due 06/19/2014	MYR	90,000	27,231
2.90% due 07/10/2014	MYR	35,000	10,572
2.90% due 07/15/2014	MYR	310,000	93,601
2.90% due 07/17/2014	MYR	40,000	12,076
2.90% due 07/24/2014	MYR	390,000	117,669
2.90% due 10/02/2014	MYR	685,000	205,491
2.90% due 10/16/2014	MYR	1,845,000	552,855
2.90% due 10/28/2014	MYR	10,000	2,994
2.90% due 12/16/2014	MYR	60,000	17,892
2.91% due 03/13/2014	MYR	70,000	21,344
2.91% due 05/15/2014	MYR	10,000	3,034
2.91% due 05/27/2014	MYR	5,000	1,516
2.91% due 06/19/2014	MYR	100,000	30,257
2.92% due 06/05/2014	MYR	110,000	33,320
2.92% due 07/15/2014	MYR	80,000	24,155
2.92% due 08/14/2014	MYR	20,000	6,024
2.93% due 08/21/2014	MYR	50,000	15,051
2.94% due 06/12/2014	MYR	10,000	3,027
2.95% due 06/19/2014	MYR	60,000	18,154
2.95% due 10/28/2014	MYR	310,000	92,802
2.96% due 07/17/2014	MYR	50,000	15,094

			4,060,757

Bank of Korea
2.57% due 06/09/2014	KRW	1,134,000,000	1,062,211
2.72% due 09/09/2014	KRW	1,119,000,000	1,048,794

			2,111,005

Government of Malaysia
2.90% due 05/30/2014	MYR	300,000	90,914

Kingdom of Sweden
0.72% due 06/18/2014	SEK	19,260,000	2,997,539

Republic of Singapore
0.27% due 05/02/2014	SGD	1,400,000	1,103,933
0.29% due 04/04/2014	SGD	615,000	485,018

			1,588,951

Republic of the Philippines
0.07% due 04/10/2014	PHP	6,300,000	141,134
0.30% due 04/10/2014	PHP	53,360,000	1,195,071

			1,336,205

United Mexican States
3.51% due 07/10/2014	MXN	27,340,000	203,560
3.61% due 03/20/2014	MXN	11,710,000	88,140
3.61% due 10/16/2014	MXN	14,527,000	107,033
3.64% due 12/11/2014	MXN	14,528,000	106,444
3.69% due 10/16/2014	MXN	494,865,000	3,646,083
3.70% due 12/11/2014	MXN	625,700,000	4,584,385
3.77% due 04/30/2014	MXN	10,770,000	80,759
3.80% due 04/03/2014	MXN	10,780,000	81,019
3.95% due 04/30/2014	MXN	24,890,000	186,638
4.00% due 04/30/2014	MXN	25,650,000	192,337

			9,276,398

Total Foreign Government Treasuries
(cost $21,686,443)			21,461,769

Registered Investment Companies - 3.6%

State Street Navigator Securities Lending Prime Portfolio(3)
(cost $19,685,749)		19,685,749	19,685,749

Time Deposits - 4.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014 (cost $22,973,000)		$22,973,000	22,973,000

U.S. Government Agencies - 2.6%
Federal Home Loan Bank Disc. Notes 0.01% due 03/03/2014 (cost $14,000,000)		14,000,000	14,000,000

Total Short-Term Investment Securities
(cost $78,345,192)			78,120,518

TOTAL INVESTMENTS -
(cost $467,750,020)(5)		102.9%	560,760,550
Liabilities in excess of other assets		(2.9)	(15,696,494)

NET ASSETS -		100.0%	$545,064,056

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $14,471,622 representing 2.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Principal amount of security is adjusted for inflation.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2014.
(3)	At February 28, 2014, the Fund had loaned securities with a total value of $21,453,315. This was secured by collateral of $19,685,749, which was received in cash and subsequently invested in short-term investments currently valued at $19,685,749 as reported in the portfolio of investments. The remaining collateral of $2,678,678 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Corp.	3.50% to 4.00%	06/15/2040 to 06/15/2041	$84,848
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	1,993,542
Government National Mtg. Assoc.	0.55% to 4.00%	06/20/2036 to 01/16/2040	600,288

(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

BRL - Brazilian Real

CAD - Canadian Dollar

CVA - Certification Van Aandelen (Dutch Cert.)

EUR - Euro Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PHP - Philippine Peso

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	EUR	214,699	USD	293,558	02/27/2015	$–	$(2,913)

Barclays Investments, Inc.	CLP	200,300,000	USD	357,998	03/05/2014	–	(297)
	EUR	271,769	USD	355,593	03/07/2014	–	(19,529)
	EUR	437,439	USD	569,869	03/10/2014	–	(33,925)
	EUR	130,161	USD	169,375	03/17/2014	–	(10,285)
	EUR	72,605	USD	94,285	03/21/2014	–	(5,931)
	EUR	188,102	USD	242,097	04/07/2014	–	(17,535)
	EUR	345,709	USD	451,565	04/25/2014	–	(25,609)
	EUR	453,864	USD	601,570	05/05/2014	–	(24,890)
	EUR	154,000	USD	201,340	07/16/2014	–	(11,234)
	EUR	453,000	USD	600,787	08/05/2014	–	(24,520)
	EUR	214,240	USD	287,208	08/25/2014	–	(8,527)
	EUR	54,521	USD	72,840	09/19/2014	–	(2,423)
	EUR	131,194	USD	177,605	09/24/2014	–	(3,502)
	EUR	45,404	USD	62,513	10/27/2014	–	(169)
	EUR	181,000	USD	246,703	01/21/2015	–	(3,215)
	EUR	664,629	USD	909,468	01/27/2015	–	(8,238)
	EUR	1,629,000	USD	2,216,173	02/10/2015	–	(33,181)
	EUR	3,039,000	USD	4,132,128	02/11/2015	–	(64,190)
	EUR	2,744,686	USD	3,770,949	02/26/2015	–	(19,088)
	JPY	40,123,600	USD	404,705	03/07/2014	10,441	–
	JPY	65,630,000	USD	674,400	06/10/2014	29,182	–
	JPY	557,000,000	USD	5,686,923	11/05/2014	205,315	–
	JPY	24,850,000	USD	239,645	12/26/2014	–	(5,025)
	JPY	39,140,000	USD	377,421	01/15/2015	–	(8,027)
	JPY	116,230,000	USD	1,150,672	02/09/2015	5,749	–
	JPY	22,560,000	USD	220,259	02/25/2015	–	(2,006)
	JPY	45,070,000	USD	440,709	02/26/2015	–	(3,332)
	USD	404,442	CLP	200,300,000	03/05/2014	–	(46,147)
	USD	354,953	CLP	200,300,000	06/05/2014	–	(115)
	USD	1,038,223	SGD	1,318,751	08/12/2014	2,288	–
	USD	381,890	SGD	485,000	08/18/2014	786	–
	USD	133,150	CLP	77,400,000	02/10/2015	1,159	–

						254,920	(380,940)

Citibank N.A.	EUR	795,744	USD	1,039,600	03/10/2014	–	(58,761)
	EUR	89,576	USD	116,286	03/18/2014	–	(7,354)
	EUR	157,344	USD	204,657	03/26/2014	–	(12,521)
	EUR	134,537	USD	178,171	07/28/2014	–	(7,539)
	EUR	97,289	USD	129,521	08/08/2014	–	(4,774)
	EUR	27,522	USD	36,673	08/11/2014	–	(1,318)
	EUR	1,545,000	USD	2,092,788	10/15/2014	–	(40,090)
	EUR	2,388,000	USD	3,215,979	11/07/2014	–	(80,803)
	EUR	1,316,000	USD	1,769,652	11/17/2014	–	(47,201)
	EUR	1,203,000	USD	1,635,418	01/12/2015	–	(25,610)
	EUR	375,660	USD	512,926	01/14/2015	–	(5,764)
	EUR	2,172,000	USD	2,953,638	02/10/2015	–	(45,502)
	INR	4,668,000	USD	75,366	03/03/2014	51	–
	JPY	32,100,000	USD	323,687	06/09/2014	8,109	–
	JPY	72,889,000	USD	732,654	07/24/2014	15,875	–
	JPY	80,345,200	USD	835,419	08/13/2014	45,219	–
	JPY	161,237,200	USD	1,631,589	11/12/2014	44,715	–
	JPY	38,770,000	USD	373,884	12/26/2014	–	(7,841)
	JPY	90,060,000	USD	883,634	02/13/2015	–	(3,539)
	JPY	44,980,000	USD	440,808	02/17/2015	–	(2,305)
	USD	72,115	INR	4,668,000	03/03/2014	3,200	–
	USD	73,079	INR	4,623,000	04/07/2014	878	–
	USD	73,861	INR	4,668,000	06/03/2014	–	(205)
	USD	306,225	CLP	159,543,000	10/24/2014	–	(26,720)
	USD	572,695	CLP	327,410,000	02/17/2015	–	(4,948)

						118,047	(382,795)

Deutsche Bank AG	CLP	171,950,000	USD	306,233	03/03/2014	–	(1,386)
	CLP	171,950,000	USD	308,154	03/05/2014	571	–
	EUR	1,270,000	USD	1,662,303	03/07/2014	–	(90,675)
	EUR	2,751,814	SEK	23,782,000	03/24/2014	–	(90,330)
	EUR	234,000	USD	304,025	03/26/2014	–	(18,961)
	EUR	36,531	USD	47,104	03/31/2014	–	(3,319)
	EUR	119,927	USD	154,124	04/03/2014	–	(11,408)
	EUR	511,000	USD	657,734	04/04/2014	–	(47,585)
	EUR	133,071	USD	174,157	04/11/2014	–	(9,518)
	EUR	686,000	USD	910,747	04/30/2014	–	(36,124)
	EUR	352,066	MYR	1,491,000	07/18/2014	–	(34,955)
	EUR	394,284	MYR	1,683,000	07/22/2014	–	(35,276)
	EUR	133,000	USD	174,472	07/22/2014	–	(9,115)
	EUR	120,000	USD	157,682	07/23/2014	–	(7,960)
	EUR	508,005	MYR	2,164,000	07/25/2014	–	(46,909)
	EUR	316,000	USD	417,952	07/25/2014	–	(18,240)
	EUR	797,552	SEK	6,934,000	07/29/2014	–	(21,924)
	EUR	80,784	USD	107,879	08/29/2014	–	(3,635)
	EUR	137,755	USD	185,542	11/19/2014	–	(4,641)
	EUR	122,735	USD	166,306	11/28/2014	–	(3,144)
	EUR	1,547,000	USD	2,114,077	01/30/2015	–	(22,003)
	EUR	1,190,000	USD	1,612,986	02/03/2015	–	(30,166)
	EUR	1,428,000	USD	1,931,656	02/09/2015	–	(40,150)
	EUR	730,000	USD	1,003,458	02/23/2015	–	(4,566)
	JPY	23,100,000	USD	240,385	06/11/2014	13,284	–
	JPY	43,210,000	USD	420,552	06/20/2014	–	(4,278)
	JPY	70,835,000	USD	712,999	11/14/2014	15,839	–
	JPY	691,920,000	USD	6,984,858	11/17/2014	174,805	–
	JPY	686,286,000	USD	6,865,606	11/19/2014	110,897	–
	JPY	43,140,000	USD	420,597	12/22/2014	–	(4,136)
	JPY	58,120,000	USD	562,268	01/16/2015	–	(10,099)
	USD	347,409	CLP	171,950,000	03/03/2014	–	(39,789)
	USD	346,464	CLP	171,950,000	03/05/2014	–	(38,881)
	USD	383,110	CLP	190,310,000	03/06/2014	–	(42,725)
	USD	381,949	CLP	189,160,000	03/07/2014	–	(43,660)
	USD	372,099	CLP	184,040,000	03/13/2014	–	(43,200)
	USD	594,383	SGD	758,100	03/19/2014	3,655	–
	USD	250,998	INR	15,966,000	03/26/2014	5,193	–
	USD	207,142	INR	12,940,100	03/28/2014	392	–
	USD	386,189	CLP	190,700,000	04/04/2014	–	(46,272)
	USD	85,344	INR	5,431,000	04/09/2014	1,493	–
	USD	500,159	INR	31,543,000	04/15/2014	3,394	–
	USD	122,931	MYR	394,093	04/16/2014	–	(3,004)
	USD	814,179	INR	51,060,000	04/17/2014	515	–
	USD	169,263	INR	10,622,000	04/22/2014	–	(4)
	USD	165,025	INR	10,337,400	04/30/2014	–	(646)
	USD	83,381	INR	5,308,000	05/12/2014	782	–
	USD	229,504	INR	14,554,000	05/19/2014	905	–
	USD	286,649	SGD	363,500	05/19/2014	113	–
	USD	209,556	INR	13,258,000	05/21/2014	242	–
	USD	252,513	INR	15,966,000	05/27/2014	–	(198)
	USD	163,999	INR	10,337,400	05/30/2014	–	(742)
	USD	232,862	SGD	294,500	05/30/2014	–	(530)
	USD	438,201	INR	27,597,000	06/03/2014	–	(2,752)
	USD	650,410	SGD	816,200	06/23/2014	–	(6,482)
	USD	1,100,849	MYR	3,540,000	07/15/2014	–	(29,824)
	USD	501,392	MYR	1,621,000	07/18/2014	–	(11,049)
	USD	787,302	MYR	2,557,000	07/22/2014	–	(14,012)
	USD	965,318	MYR	3,109,000	07/25/2014	–	(25,264)
	USD	491,951	SGD	624,000	08/07/2014	388	–
	USD	981,353	SGD	1,242,000	08/12/2014	–	(1,400)
	USD	286,717	SGD	363,500	08/19/2014	93	–
	USD	277,520	CLP	156,410,000	08/27/2014	–	(2,384)
	USD	370,889	SGD	471,000	08/27/2014	747	–
	USD	302,996	CLP	171,950,000	09/05/2014	–	(750)
	USD	342,865	CLP	179,490,000	09/30/2014	–	(27,903)
	USD	390,933	MYR	1,259,000	10/24/2014	–	(12,397)
	USD	248,614	MYR	810,160	11/19/2014	–	(5,426)
	USD	420,506	CLP	239,310,000	11/28/2014	–	(2,251)
	USD	310,971	MYR	1,043,400	01/08/2015	1,245	–
	USD	111,190	CLP	63,890,000	02/17/2015	–	(402)
	USD	236,908	CLP	136,080,000	02/26/2015	–	(1,148)
	USD	296,773	CLP	171,950,000	03/03/2015	985	–

						335,538	(1,013,598)

Goldman Sachs International	EUR	316,000	USD	418,340	07/25/2014	–	(17,853)
	EUR	849,000	USD	1,168,351	02/23/2015	–	(3,995)
	JPY	11,563,000	USD	111,493	01/08/2015	–	(2,371)
	JPY	45,170,000	USD	444,985	02/18/2015	–	(4)

						–	(24,223)

HSBC Bank PLC	EUR	686,000	USD	909,245	08/04/2014	–	(37,687)
	EUR	1,801,000	USD	2,445,812	10/20/2014	–	(40,498)
	EUR	372,921	USD	509,038	12/09/2014	–	(5,834)
	EUR	1,585,000	USD	2,155,774	02/10/2015	–	(32,824)
	INR	21,106,500	USD	340,768	03/03/2014	231	–
	JPY	48,100,000	USD	485,810	06/09/2014	12,935	–
	JPY	69,900,000	USD	722,615	06/10/2014	35,419	–
	JPY	43,210,000	USD	420,634	12/22/2014	–	(4,788)
	JPY	67,990,000	USD	667,075	02/12/2015	–	(2,681)
	USD	325,868	INR	21,106,500	03/03/2014	14,669	–
	USD	1,130,429	MXN	14,850,450	03/10/2014	–	(11,064)
	USD	844,291	SGD	1,053,000	03/14/2014	–	(13,618)
	USD	694,962	SGD	867,000	03/19/2014	–	(11,017)
	USD	531,939	INR	33,693,000	04/07/2014	7,069	–
	USD	317,046	INR	20,286,000	04/29/2014	5,614	–
	USD	90,479	INR	5,733,000	05/12/2014	423	–
	USD	227,484	INR	14,470,000	05/13/2014	1,900	–
	USD	297,430	INR	18,740,000	05/30/2014	–	(1,473)
	USD	333,742	INR	21,106,500	06/03/2014	–	(706)
	USD	517,871	SGD	652,000	06/20/2014	–	(3,489)
	USD	269,265	MYR	883,000	07/31/2014	–	(2,373)
	USD	492,114	SGD	624,000	08/07/2014	225	–
	USD	546,830	MYR	1,800,000	08/12/2014	–	(3,167)
	USD	286,762	SGD	363,500	08/19/2014	48	–
	USD	523,821	MYR	1,680,000	10/22/2014	–	(18,642)
	USD	259,534	MYR	840,371	10/24/2014	–	(6,864)
	USD	148,342	MYR	483,000	11/20/2014	–	(3,367)
	USD	2,039,918	KRW	2,228,406,400	02/10/2015	17,880	–
	USD	287,579	SGD	363,500	02/18/2015	–	(668)

						96,413	(200,760)

JPMorgan Chase & Co.	EUR	729,000	USD	955,495	04/14/2014	–	(50,724)
	EUR	502,065	MYR	2,164,000	07/30/2014	–	(38,911)
	EUR	686,000	USD	911,979	07/31/2014	–	(34,950)
	EUR	112,835	USD	150,886	08/27/2014	–	(4,870)
	EUR	701,089	USD	949,005	11/20/2014	–	(18,915)
	EUR	548,072	USD	749,214	01/14/2015	–	(7,533)
	EUR	375,660	USD	510,475	01/22/2015	–	(8,224)
	EUR	2,128,000	USD	2,918,371	02/19/2015	–	(20,065)
	JPY	32,200,000	USD	323,407	06/09/2014	6,846	–
	JPY	47,400,000	USD	481,725	06/10/2014	15,729	–
	JPY	64,760,000	USD	674,418	06/11/2014	37,749	–
	JPY	27,300,000	USD	288,935	06/17/2014	20,533	–
	JPY	112,000,000	USD	1,124,159	07/24/2014	22,770	–
	JPY	39,100,000	USD	394,451	07/25/2014	9,946	–
	JPY	52,770,000	USD	507,741	10/17/2014	–	(11,506)
	JPY	99,670,000	USD	1,015,383	10/20/2014	34,626	–
	JPY	56,320,000	USD	569,522	11/13/2014	15,224	–
	JPY	25,450,000	USD	245,385	01/15/2015	–	(5,244)
	JPY	52,770,000	USD	508,288	01/20/2015	–	(11,414)
	JPY	116,200,000	USD	1,150,853	02/06/2015	6,261	–
	JPY	116,480,000	USD	1,150,646	02/09/2015	3,260	–
	JPY	67,952,000	USD	667,485	02/12/2015	–	(1,897)
	JPY	45,100,000	USD	441,534	02/13/2015	–	(2,743)
	JPY	45,120,000	USD	444,344	02/18/2015	–	(153)
	USD	82,732	SGD	106,000	03/19/2014	887	–
	USD	142,770	CLP	70,600,000	03/21/2014	–	(16,720)
	USD	81,378	INR	5,104,000	04/22/2014	–	(48)
	USD	199,253	CLP	98,979,000	04/28/2014	–	(23,203)
	USD	179,226	INR	11,460,000	05/06/2014	2,725	–
	USD	256,549	INR	16,267,000	05/19/2014	979	–
	USD	386,843	INR	24,362,000	05/30/2014	–	(2,099)
	USD	154,494	CLP	79,240,000	06/03/2014	–	(14,090)
	USD	86,103	SGD	110,000	07/24/2014	685	–
	USD	173,361	CLP	96,770,000	07/30/2014	–	(2,731)
	USD	1,003,284	MYR	3,269,000	07/30/2014	–	(15,151)
	USD	397,559	MYR	1,342,000	07/31/2014	8,068	–
	USD	1,450,642	SGD	1,831,000	07/31/2014	–	(5,995)
	USD	125,527	CLP	70,000,000	08/20/2014	–	(2,319)
	USD	59,554	MYR	200,000	08/27/2014	798	–
	USD	57,082	CLP	32,200,000	08/28/2014	–	(445)
	USD	283,144	MYR	916,000	10/20/2014	–	(7,666)
	USD	260,475	MYR	833,000	10/31/2014	–	(10,132)
	USD	738,824	MYR	2,432,356	12/17/2014	–	(9,982)
	USD	165,751	MYR	555,400	01/08/2015	440	–
	USD	89,296	MYR	299,000	01/09/2015	168	–
	USD	26,906	MYR	90,000	01/12/2015	18	–
	USD	63,274	MYR	210,000	01/16/2015	–	(468)
	USD	281,037	MYR	951,000	02/04/2015	3,047	–
	USD	207,954	CLP	118,700,000	02/24/2015	–	(2,264)

						190,759	(330,462)

Morgan Stanley and Co., Inc.	EUR	146,136	SEK	1,283,353	07/16/2014	–	(1,980)
	EUR	125,666	SEK	1,094,428	07/22/2014	–	(3,144)
	USD	154,141	CLP	76,300,000	03/10/2014	–	(17,737)
	USD	356,414	CLP	174,340,000	04/14/2014	–	(45,935)
	USD	317,145	CLP	156,210,000	04/21/2014	–	(39,127)
	USD	158,012	CLP	77,900,000	05/12/2014	–	(19,648)
	USD	557,856	CLP	280,490,000	05/22/2014	–	(60,204)
	USD	244,507	CLP	130,090,000	07/31/2014	–	(15,145)
	USD	1,157,484	SGD	1,467,690	08/01/2014	516	–
	USD	122,179	CLP	65,020,000	08/20/2014	–	(7,737)
	USD	276,856	CLP	152,700,000	01/12/2015	–	(11,117)
	USD	298,158	CLP	171,620,000	02/12/2015	–	(412)
	USD	147,689	CLP	84,360,000	02/23/2015	–	(1,491)
	USD	281,503	CLP	161,400,000	02/25/2015	–	(1,849)

						516	(225,526)

Standard Chartered Bank	EUR	195,111	USD	266,547	12/09/2014	–	(2,832)
	EUR	3,447,257	USD	4,684,857	01/13/2015	–	(74,914)
	EUR	1,210,000	USD	1,655,546	02/13/2015	–	(15,255)
	EUR	1,333,312	USD	1,831,037	02/26/2015	–	(10,085)
	JPY	116,210,000	USD	1,150,623	02/06/2015	5,932	–

						5,932	(103,086)

UBS AG	EUR	1,053,932	SEK	9,282,820	07/16/2014	–	(10,030)
	EUR	685,000	USD	911,667	08/01/2014	–	(33,882)
	EUR	1,025,174	SEK	9,000,000	08/26/2014	–	(15,253)

						–	(59,165)

Net Unrealized Appreciation(Depreciation)						$1,002,125	$(2,723,468)

Currency Legend

CLP—Chilean Peso

EUR—Euro Dollar

INR—Indian Rupee

JPY—Japanese Yen

MYR—Malaysian Ringgit

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Industry Allocation*
Sovereign	22.4%
Medical-Drugs	8.4
Diversified Banking Institutions	7.4
Oil Companies-Integrated	4.2
Time Deposits	4.2
Foreign Government Treasuries	4.2
Registered Investment Companies	3.6
U.S. Government Agencies	2.6
Medical-Biomedical/Gene	2.2
Telecom Services	2.1
Insurance-Life/Health	2.0
Insurance-Multi-line	1.9
Central Bank	1.7
Oil-Field Services	1.7
Medical-Generic Drugs	1.5
Auto-Cars/Light Trucks	1.5
Retail-Drug Store	1.5
Applications Software	1.3
Medical Instruments	1.3
Cable/Satellite TV	1.2
Transport-Services	1.1
Building Products-Cement	1.1
Telephone-Integrated	1.1
Banks-Commercial	1.0
Electronic Components-Semiconductors	1.0
Photo Equipment & Supplies	0.9
Insurance-Reinsurance	0.8
Retail-Regional Department Stores	0.8
Engineering/R&D Services	0.8
Chemicals-Diversified	0.8
Networking Products	0.8
Building & Construction Products-Misc.	0.8
Semiconductor Equipment	0.7
Oil Companies-Exploration & Production	0.7
Retail-Major Department Stores	0.7
Steel-Specialty	0.6
Internet Security	0.6
Consulting Services	0.6
Food-Retail	0.6
Cellular Telecom	0.6
Diversified Manufacturing Operations	0.6
Beverages-Non-alcoholic	0.6
Banks-Fiduciary	0.6
Steel-Producers	0.5
Airlines	0.5
Retail-Building Products	0.5
Finance-Credit Card	0.5
Publishing-Newspapers	0.5
Retail-Discount	0.5
Rubber-Tires	0.5
Aerospace/Defense	0.5
Import/Export	0.5
Security Services	0.4
Publishing-Books	0.4
Auto/Truck Parts & Equipment-Original	0.3
Oil & Gas Drilling	0.3
Coal	0.3
Multimedia	0.3
Electronic Components-Misc.	0.3
Containers-Metal/Glass	0.3
Semiconductor Components-Integrated Circuits	0.3
Diversified Financial Services	0.3
Medical Labs & Testing Services	0.2
Machinery-General Industrial	0.1
Diversified Operations	0.1

102.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$36,157,744	$—	$—	$36,157,744
United Kingdom	46,908,285	—	—	46,908,285
United States	120,347,207	—	—	120,347,207
Other Countries*	145,516,896	—	—	145,516,896
Preferred Securities	936,590	—	—	936,590
Foreign Government Agencies	—	131,361,309	—	131,361,309
Foreign Government Treasuries	—	1,412,001	—	1,412,001
Short- Term Investment Securities:
Foreign Government Treasuries	—	21,461,769	—	21,461,769
Registered Investment Companies	19,685,749	—	—	19,685,749
Time Deposits	—	22,973,000	—	22,973,000
U.S. Government Agencies	—	14,000,000	—	14,000,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	1,002,125	—	1,002,125

Total	$369,552,471	$192,210,204	$—	$561,762,675

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Depreciation	$—	$2,723,468	$—	$2,723,468

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $170,079,012 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 0.8%
Diversified Financial Services - 0.8%

Commercial Mtg. Pass Through Certs. VRS Series 2012-CR2, Class XA 1.94% due 08/15/2045(1)	$978,315	$107,193
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	328,284	346,969
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	214,866
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75% due 08/20/2021*(1)	229,179	228,056
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	333,460

Total Asset Backed Securities
(cost $1,217,024)		1,230,544

U.S. CORPORATE BONDS & NOTES - 2.6%
Auto/Truck Parts & Equipment-Original - 0.1%

Johnson Controls, Inc. Senior Notes 5.00% due 03/30/2020#	200,000	224,498

Banks-Super Regional - 0.1%

Wells Fargo & Co. Senior Notes 1.50% due 07/01/2015	237,000	240,228

Cable/Satellite TV - 0.1%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018#	200,000	231,356

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	258,683

Computers - 0.3%

Apple, Inc. Senior Notes 2.40% due 05/03/2023#	227,000	209,932
Hewlett-Packard Co. Senior Notes 6.13% due 03/01/2014	200,000	200,000

		409,932

Diversified Banking Institutions - 0.4%

Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	172,580
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	200,000	228,454
Morgan Stanley Senior Notes 3.80% due 04/29/2016	200,000	211,417

		612,451

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	245,822

Insurance-Reinsurance - 0.8%

Berkshire Hathaway Finance Corp. Company Guar. Notes 0.95% due 08/15/2016	1,250,000	1,258,916

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019#	200,000	227,727

Real Estate Investment Trusts - 0.1%

CommonWealth REIT Senior Notes 5.75% due 11/01/2015	200,000	207,338

Telephone-Integrated - 0.1%

Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016#	160,000	166,035

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	85,213
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	21,411

		106,624

Total U.S. Corporate Bonds & Notes
(cost $4,084,163)		4,189,610

FOREIGN CORPORATE BONDS & NOTES - 7.0%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/2016*	250,000	259,415

Investment Companies - 6.7%

Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/2015*	10,000,000	10,610,560

Multimedia - 0.1%

Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/2018#	200,000	232,927

Telephone-Integrated - 0.0%

Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017#	60,000	59,851

Total Foreign Corporate Bonds & Notes
(cost $10,999,094)		11,162,753

U.S. GOVERNMENT AGENCIES - 56.1%
Federal Farm Credit Bank - 2.9%

3.35% due 10/21/2025	1,500,000	1,458,080
4.88% due 12/16/2015	2,000,000	2,161,392
4.88% due 01/17/2017	1,000,000	1,118,140

		4,737,612

Federal Home Loan Bank - 0.6%

4.75% due 09/11/2015	1,000,000	1,067,586

Federal Home Loan Mtg. Corp. - 17.6%

3.50% due 06/01/2033	2,871,650	2,967,324
4.50% due 09/01/2019	116,738	124,485
4.50% due 09/01/2039	1,638,836	1,759,286
4.50% due 11/01/2039	697,550	748,411
4.50% due 02/01/2040	1,033,568	1,108,988
4.50% due 04/01/2040	87,221	93,582
4.50% due 06/01/2040	279,381	299,633
4.50% due 08/01/2040	1,014,656	1,088,798
4.50% due 03/01/2041	2,913,056	3,125,508
4.50% due 04/01/2041	427,823	458,946
4.50% due 06/01/2041	751,850	806,496
4.75% due 11/17/2015#	3,000,000	3,227,214
5.00% due 12/14/2018#	1,000,000	1,146,283
5.00% due 10/01/2034	57,049	62,135
5.50% due 12/01/2036	38,913	42,664
6.00% due 11/01/2033	115,351	129,785
6.50% due 02/01/2032	70,557	78,984
7.50% due 09/01/2016	3,979	3,995
8.00% due 02/01/2030	3,803	4,001
8.00% due 08/01/2030	554	657
8.00% due 06/01/2031	2,773	3,213
Federal Home Loan Mtg. Corp. FRS 2.41% due 12/01/2035	27,659	29,317
Federal Home Loan Mtg. Corp. REMIC Series 4150, Class GE 2.00% due 01/15/2033(2)	2,760,833	2,710,144
Series 4186, Class JE 2.00% due 03/15/2033(2)	686,585	670,743
Series 3981, Class PA 3.00% due 04/15/2031(2)	679,504	696,964
Series 4150, Class IG 3.00% due 01/15/2033(2)(3)	9,181,475	1,141,580
Series 4057, Class WY 3.50% due 06/15/2027(2)	1,000,000	992,521
Series 3813, Class D 4.00% due 02/15/2026(2)	1,000,000	1,042,509
Series 3917, Class B 4.50% due 08/15/2026(2)	465,000	501,383
Series 3927, Class AY 4.50% due 09/15/2026(2)	1,494,968	1,616,984
Series 3786, Class PB 4.50% due 07/15/2040(2)	1,000,000	1,094,506
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.35% due 05/15/2042(2)(3)	1,362,798	275,832

		28,052,871

Federal National Mtg. Assoc. - 29.5%

zero coupon due 10/09/2019	4,250,000	3,684,112
4.00% due 09/01/2040	268,912	282,130
4.00% due 10/01/2040	256,639	269,160
4.00% due 12/01/2040	277,081	290,726
4.00% due 01/01/2041	676,203	709,596
4.00% due 02/01/2041	3,118,651	3,272,588
4.00% due 03/01/2041	4,002,324	4,200,219
4.00% due 06/01/2042	2,363,524	2,488,400
5.00% due 02/01/2019	166,279	178,291
5.00% due 12/01/2036	89,125	97,457
5.50% due 12/01/2033	99,317	110,086
5.50% due 10/01/2034	188,670	208,137
6.00% due 06/01/2035	13,276	14,765
6.00% due 08/25/2037 STRIPS(2)(3)	710,292	130,335
6.50% due 02/01/2017	10,057	10,529
6.50% due 07/01/2032	14,446	16,363
7.00% due 09/01/2031	30,197	34,154
11.50% due 09/01/2019	18	18
12.00% due 01/15/2016	15	15
12.50% due 09/20/2015	4	4
13.00% due 11/15/2015	2	2
Federal National Mtg. Assoc. FRS
1.87% due 01/01/2036	19,100	20,487
1.98% due 02/01/2035	9,193	9,791
2.26% due 11/01/2034	33,687	35,164
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(2)	726,113	668,951
Series 2013-15, Class DC
2.00% due 03/25/2033(2)	1,864,714	1,810,147
Series 2011-126, Class EC
2.00% due 04/25/2040(2)	1,196,961	1,200,348
Series 2012-38, Class PA
2.00% due 09/25/2041(2)	4,326,660	4,148,380
Series 2013-23, Class KJ
2.25% due 05/25/2042(2)	2,831,417	2,738,861
Series 2012-93, Class ME
2.50% due 01/25/2042(2)	4,494,927	4,473,729
Series 2013-73, Class TD
2.50% due 09/25/2042(2)	1,446,135	1,446,007
Series 2013-100, Class DE
3.00% due 11/25/2030(2)	5,727,252	5,875,055
Series 2011-145, Class PB
3.50% due 01/25/2032(2)	2,500,000	2,508,975
Series 2012-50, Class VB
4.00% due 01/25/2029(2)	1,355,000	1,387,666
Series 2012-47, Class VB
4.00% due 04/25/2031(2)	2,000,000	2,042,580
Series 2004-90, Class GC
4.35% due 11/25/2034(2)	1,000,000	1,085,615
Series 2010-117, Class DY
4.50% due 10/25/2025(2)	974,930	1,055,092
Series 2010-34, Class MB
4.50% due 12/25/2040(2)	250,000	270,141
Series 2007-116, Class PB
5.50% due 08/25/2035(2)	202,306	221,621
Federal National Mtg. Assoc. REMIC FRS Series 2010-28, Class SA 6.39% due 10/25/2027(2)(3)	851,431	40,196

		47,035,893

Government National Mtg. Assoc. - 5.5%

4.50% due 03/15/2038	169,721	184,321
4.50% due 03/15/2039	24,327	26,436
4.50% due 05/15/2039	586,669	637,621
4.50% due 06/15/2039	598,139	650,706
4.50% due 07/15/2039	737,840	802,617
4.50% due 09/15/2039	13,478	14,647
4.50% due 12/15/2039	269,484	293,289
4.50% due 04/15/2040	283,165	307,824
4.50% due 06/15/2040	1,005,321	1,097,297
4.50% due 08/15/2040	150,095	163,126
5.00% due 09/15/2035	4,130	4,576
5.00% due 02/15/2036	182,287	201,982
5.00% due 05/15/2036	15,868	17,463
6.00% due 01/15/2032	27,421	31,483
6.50% due 08/15/2031	66,284	74,749
7.50% due 02/15/2029	6,679	7,047
7.50% due 07/15/2030	445	508
7.50% due 01/15/2031	6,336	7,235
7.50% due 02/15/2031	1,592	1,607
Government National Mtg. Assoc. REMIC Series 2004-18, Class Z 4.50% due 03/16/2034(2)	774,748	834,997
Series 2008-6, Class GL 4.50% due 02/20/2038(2)	1,000,000	1,068,985
Series 2005-21, Class Z 5.00% due 03/20/2035(2)	1,083,196	1,216,924
Series 2009-91, Class PR 5.00% due 09/20/2038(2)	1,000,000	1,098,361

		8,743,801

Total U.S. Government Agencies
(cost $88,423,917)		89,637,763

U.S. GOVERNMENT TREASURIES - 30.0%
United States Treasury Bonds - 8.2%

zero coupon due 08/15/2024 STRIPS	2,040,000	1,502,713
2.00% due 01/15/2026 TIPS(4)	2,324,896	2,672,905
3.75% due 08/15/2041#	6,000,000	6,219,372
3.88% due 08/15/2040	2,500,000	2,653,905

		13,048,895

United States Treasury Notes - 21.8%

0.63% due 10/15/2016#	5,000,000	5,009,375
0.63% due 05/31/2017	4,000,000	3,974,064
1.75% due 05/15/2023	10,000,000	9,319,530
2.00% due 02/15/2022#	5,000,000	4,875,000
2.50% due 08/15/2023#	3,000,000	2,976,327
2.63% due 08/15/2020	3,250,000	3,376,951
4.00% due 02/15/2015#	1,000,000	1,036,758
4.25% due 08/15/2015	4,000,000	4,235,156

		34,803,161

Total U.S. Government Treasuries
(cost $48,218,039)		47,852,056

Total Long-Term Investment Securities
(cost $152,942,237)		154,072,726

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Registered Investment Companies - 5.2%

State Street Navigator Securities Lending Prime Portfolio(5)
(cost $8,265,351)	8,265,351	8,265,351

REPURCHASE AGREEMENT - 3.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00% dated 02/28/2014 to be repurchased 03/03/2014 in the amount of $4,838,000 and collateralized by $5,430,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $4,986,239

(cost $4,838,000)	4,838,000	4,838,000

TOTAL INVESTMENTS
(cost $166,045,588)(6)	104.7%	167,176,077
Liabilities in excess of other assets	(4.7)	(7,565,328)

NET ASSETS	100.0%	$159,610,749

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $11,993,326 representing 7.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	At February 28, 2014, the Fund had loaned securities with a total value of $24,226,583. This was secured by collateral of $8,265,351, which was received in cash and subsequently invested in short-term investments currently valued at $8,265,351 as reported in the portfolio of investments. Additional collateral of $16,466,401 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal National Mtg. Assoc.	1.35% to 20.27%	04/25/2017 to 06/25/2047	$8,181,049
Federal Home Loan Mtg. Corp	0.50% to 32.48%	04/15/2018 to 02/01/2044	7,648,227
Government National Mtg. Assoc.	1.50% to 6.50%	02/20/2029 to 02/16/2044	637,125

(6)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities	$—	$1,230,544	$—	$1,230,544
U.S. Corporate Bonds & Notes	—	4,189,610	—	4,189,610
Foreign Corporate Bonds & Notes:
Investment Companies	—	10,610,560	—	10,610,560
Other Industries*	—	552,193	—	552,193
U.S. Government Agencies:
Federal Home Loan Mtg Corp.	—	28,052,871	—	28,052,871
Federal National Mtg. Assoc.	—	47,035,893	—	47,035,893
Government National Mtg. Assoc.	—	8,743,801	—	8,743,801
Other U.S. Government Agencies*	—	5,805,198	—	5,805,198
U.S. Government Treasuries:
United States Treasury Bonds	—	13,048,895	—	13,048,895
United States Treasury Notes	—	34,803,161	—	34,803,161
Short-Term Investment Securities:
Registered Investment Companies	8,265,351	—	—	8,265,351
Repurchase Agreement	—	4,838,000	—	4,838,000

Total	$8,265,351	$158,910,726	$—	$167,176,077

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.1%
Aerospace/Defense - 1.7%

Boeing Co.	113,310	$14,607,925
Lockheed Martin Corp.	12,523	2,032,483

		16,640,408

Aerospace/Defense-Equipment - 1.6%

B/E Aerospace, Inc.†	14,130	1,190,452
United Technologies Corp.	121,334	14,198,505

		15,388,957

Agricultural Chemicals - 1.3%

Monsanto Co.	113,611	12,499,482

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	37,559	1,524,895

Airlines - 0.8%

Alaska Air Group, Inc.	42,394	3,673,016
Delta Air Lines, Inc.	61,066	2,028,002
Southwest Airlines Co.	79,392	1,781,556

		7,482,574

Apparel Manufacturers - 0.8%

Hanesbrands, Inc.	87,506	6,412,440
Michael Kors Holdings, Ltd.†	17,673	1,732,484

		8,144,924

Appliances - 0.1%

Whirlpool Corp.	9,545	1,380,493

Applications Software - 1.9%

Check Point Software Technologies, Ltd.†#	45,450	3,064,239
Intuit, Inc.	19,556	1,528,302
Microsoft Corp.	362,552	13,889,367

		18,481,908

Audio/Video Products - 0.1%

Harman International Industries, Inc.	9,813	1,027,715

Auto-Cars/Light Trucks - 0.2%

Honda Motor Co., Ltd.	38,600	1,383,258
Tata Motors, Ltd. ADR	16,680	581,799

		1,965,057

Auto/Truck Parts & Equipment-Original - 1.8%

BorgWarner, Inc.#	188,597	11,589,286
Delphi Automotive PLC	22,856	1,521,524
Tower International, Inc.†	7,873	202,178
WABCO Holdings, Inc.†	39,593	4,056,303

		17,369,291

Banks-Commercial - 0.4%

Bankia SA†	442,570	929,148
BOC Hong Kong Holdings, Ltd.	92,000	279,774
Credicorp, Ltd.	4,967	645,213
Erste Group Bank AG	23,614	838,002
Hang Seng Bank, Ltd.	53,800	872,802
Sberbank of Russia ADR	43,031	443,650

		4,008,589

Banks-Fiduciary - 0.5%

State Street Corp.	72,214	4,742,293

Banks-Super Regional - 0.8%

SunTrust Banks, Inc.	211,234	7,959,297

Beverages-Non-alcoholic - 2.6%

Coca-Cola Co.	38,589	1,474,100
PepsiCo, Inc.	306,895	24,573,082

		26,047,182

Beverages-Wine/Spirits - 0.3%

Brown-Forman Corp., Class B#	35,731	2,994,258

Broadcast Services/Program - 0.5%

Scripps Networks Interactive, Inc., Class A#	57,119	4,640,348
Starz, Class A†#	14,442	461,855

		5,102,203

Building & Construction Products-Misc. - 0.1%

Fortune Brands Home & Security, Inc.	28,292	1,322,368

Building Products-Air & Heating - 0.1%

Daikin Industries, Ltd.	20,200	1,158,567

Cable/Satellite TV - 2.1%

Comcast Corp., Class A	372,974	19,279,026
Liberty Global PLC, Class A†	15,017	1,299,721

		20,578,747

Casino Hotels - 1.1%

Las Vegas Sands Corp.	106,473	9,076,823
Sands China, Ltd.	202,800	1,697,285

		10,774,108

Casino Services - 0.1%

Bally Technologies, Inc.†#	19,611	1,328,645

Chemicals-Diversified - 2.3%

Akzo Nobel NV	11,000	911,150
Dow Chemical Co.	159,048	7,747,228
Johnson Matthey PLC	21,540	1,176,598
Koninklijke DSM NV	10,120	646,678
LyondellBasell Industries NV, Class A	114,698	10,102,600
Olin Corp.#	3,577	93,682
PPG Industries, Inc.	9,921	1,962,572

		22,640,508

Chemicals-Specialty - 0.5%

Eastman Chemical Co.	21,982	1,921,886
NewMarket Corp.#	134	49,536
Oil-Dri Corp. of America#	1,628	54,049
Sigma-Aldrich Corp.#	17,058	1,610,446
W.R. Grace & Co.†	10,882	1,102,782

		4,738,699

Coffee - 0.1%

Green Mountain Coffee Roasters, Inc.#	9,288	1,019,637

Commercial Services - 0.0%

Providence Service Corp.†	5,746	152,786

Commercial Services-Finance - 1.2%

Alliance Data Systems Corp.†#	3,399	969,089
Euronet Worldwide, Inc.†#	6,361	243,372
MasterCard, Inc., Class A	142,486	11,074,012

		12,286,473

Computer Data Security - 0.1%

Varonis Systems, Inc.†	15,398	677,512

Computer Graphics - 0.1%

Tableau Software, Inc., Class A†	9,058	854,532

Computer Services - 0.6%

Accenture PLC, Class A	4,037	336,484
Carbonite, Inc.†#	9,961	101,204

Cognizant Technology Solutions Corp., Class A†	15,380	1,600,443
FleetMatics Group PLC†#	2,838	104,864
International Business Machines Corp.#	20,662	3,825,982

		5,968,977

Computers - 2.9%

Apple, Inc.	48,006	25,262,677
Hewlett-Packard Co.	113,111	3,379,757

		28,642,434

Computers-Integrated Systems - 0.1%

Jack Henry & Associates, Inc.	15,426	896,713

Computers-Memory Devices - 1.7%

EMC Corp.	82,193	2,167,429
NetApp, Inc.	43,421	1,754,643
SanDisk Corp.	122,968	9,136,522
Seagate Technology PLC#	80,639	4,208,550

		17,267,144

Consulting Services - 0.1%

Towers Watson & Co., Class A	6,130	668,783

Consumer Products-Misc. - 0.4%

Kimberly-Clark Corp.	20,865	2,302,453
Scotts Miracle-Gro Co., Class A	25,646	1,464,643

		3,767,096

Containers-Paper/Plastic - 0.3%

Packaging Corp. of America	23,533	1,715,320
Sealed Air Corp.	51,040	1,737,402

		3,452,722

Cosmetics & Toiletries - 0.8%

Colgate-Palmolive Co.	16,182	1,016,715
Estee Lauder Cos., Inc., Class A	77,636	5,344,462
Unicharm Corp.#	19,300	1,094,242

		7,455,419

Data Processing/Management - 0.1%

CSG Systems International, Inc.#	19,252	539,056

Dental Supplies & Equipment - 0.3%

Align Technology, Inc.†	5,093	266,517
DENTSPLY International, Inc.	62,868	2,852,950

		3,119,467

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†#	26,711	3,362,915

Disposable Medical Products - 0.9%

C.R. Bard, Inc.	62,981	9,079,341

Diversified Banking Institutions - 0.2%

Lloyds Banking Group PLC†	1,240,032	1,713,733
Royal Bank of Scotland Group PLC†	134,790	740,112

		2,453,845

Diversified Manufacturing Operations - 2.3%

3M Co.	16,591	2,235,305
Danaher Corp.	102,406	7,833,035
Dover Corp.	18,452	1,740,024
Ingersoll-Rand PLC	19,800	1,210,572
Parker Hannifin Corp.	68,261	8,228,863
Pentair, Ltd.	14,700	1,187,907

		22,435,706

E-Commerce/Products - 0.5%

Amazon.com, Inc.†	3,610	1,307,181
eBay, Inc.†	53,370	3,136,555
Rakuten, Inc.	69,058	990,033

		5,433,769

E-Commerce/Services - 1.6%

priceline.com, Inc.†	11,380	15,349,799

Electric Products-Misc. - 0.3%

Emerson Electric Co.	35,323	2,305,179
Nidec Corp.	2,300	282,274

		2,587,453

Electronic Components-Misc. - 0.2%

Gentex Corp.	52,868	1,658,469

Electronic Components-Semiconductors - 1.1%

Broadcom Corp., Class A	56,951	1,692,584
Intel Corp.	66,239	1,640,078
Microchip Technology, Inc.#	57,951	2,639,668
Skyworks Solutions, Inc.†	54,165	1,920,691
Texas Instruments, Inc.	56,985	2,562,045
Xilinx, Inc.	11,077	578,219

		11,033,285

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†#	42,800	656,124

Electronic Measurement Instruments - 0.4%

Keyence Corp.	2,600	1,115,673
Trimble Navigation, Ltd.†#	85,261	3,252,707

		4,368,380

Electronic Parts Distribution - 0.1%

Rexel SA	36,399	919,169

Electronic Security Devices - 0.7%

Tyco International, Ltd.	153,110	6,458,180

Enterprise Software/Service - 2.4%

Oracle Corp.	569,891	22,288,437
Ultimate Software Group, Inc.†#	7,161	1,188,726

		23,477,163

Entertainment Software - 0.6%

Electronic Arts, Inc.†#	201,729	5,767,432

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†	2,638	364,413

Finance-Consumer Loans - 0.0%

Ocwen Financial Corp.†#	8,325	311,688

Finance-Credit Card - 3.3%

American Express Co.	131,325	11,987,346
Visa, Inc., Class A#	89,809	20,291,445

		32,278,791

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.#	50,990	1,351,745

Finance-Leasing Companies - 0.1%

ORIX Corp.	78,400	1,155,547

Finance-Other Services - 0.2%
Higher One Holdings, Inc.†	12,661	101,288
IntercontinentalExchange Group, Inc.	8,463	1,767,413

		1,868,701

Food-Catering - 0.1%

Compass Group PLC	46,504	735,513

Food-Confectionery - 0.4%

Hershey Co.#	34,796	3,682,113

Food-Dairy Products - 0.1%

WhiteWave Foods Co., Class A†	26,133	739,564

Food-Misc./Diversified - 1.9%

General Mills, Inc.	305,027	15,260,501
Kellogg Co.#	29,893	1,814,206
Mondelez International, Inc., Class A	42,236	1,437,291

		18,511,998

Food-Retail - 0.4%

Carrefour SA	38,320	1,413,304
Kroger Co.	51,107	2,143,427
Magnit OJSC GDR	12,240	685,440

		4,242,171

Footwear & Related Apparel - 0.1%

Steven Madden, Ltd.†	30,583	1,114,750

Gas-Distribution - 0.1%

ENN Energy Holdings, Ltd.	130,000	910,438

Hotels/Motels - 0.8%

Accor SA	29,320	1,498,417
Marriott International, Inc., Class A#	107,401	5,824,356
Whitbread PLC	12,370	929,446

		8,252,219

Human Resources - 0.3%

Adecco SA	14,502	1,252,333
Capita PLC	67,956	1,297,272

		2,549,605

Industrial Automated/Robotic - 1.2%

Rockwell Automation, Inc.#	96,903	11,903,565

Instruments-Controls - 1.6%

Honeywell International, Inc.	163,161	15,408,925

Instruments-Scientific - 0.5%

Waters Corp.†	45,206	5,035,948

Insurance-Property/Casualty - 0.3%

AmTrust Financial Services, Inc.#	19,448	735,135
HCI Group, Inc.#	29,910	1,448,242
Infinity Property & Casualty Corp.	7,452	549,585
Universal Insurance Holdings, Inc.#	50,084	669,122

		3,402,084

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc., Class B†	11,260	1,303,683

Internet Application Software - 0.2%

Splunk, Inc.†	19,428	1,801,947

Internet Content-Entertainment - 1.6%

Facebook, Inc., Class A†	231,068	15,818,915

Internet Incubators - 0.1%

HomeAway, Inc.†#	23,111	1,060,102

Internet Security - 0.2%

Symantec Corp.	78,457	1,685,256

Investment Management/Advisor Services - 1.1%

Affiliated Managers Group, Inc.†	5,271	991,212
Franklin Resources, Inc.#	184,488	9,823,986

		10,815,198

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	1,544	149,722
Hyster-Yale Materials Handling, Inc.#	5,057	510,453

		660,175

Machinery-General Industrial - 0.0%

Wabtec Corp.	3,346	265,572

Machinery-Pumps - 0.1%

Graco, Inc.	10,060	784,982

Medical Information Systems - 0.1%

Cerner Corp.†	18,926	1,161,489

Medical Instruments - 0.2%

St Jude Medical, Inc.	28,322	1,906,637

Medical Products - 0.1%

Becton Dickinson and Co.	3,790	436,684
Stryker Corp.	12,310	987,754

		1,424,438

Medical-Biomedical/Gene - 4.3%

Alexion Pharmaceuticals, Inc.†	42,029	7,430,727
Alnylam Pharmaceuticals, Inc.†	11,271	915,656
Amgen, Inc.	29,344	3,639,243
Biogen Idec, Inc.†	12,013	4,092,589
Celgene Corp.†	18,049	2,901,377
CSL, Ltd.	11,637	749,744
Gilead Sciences, Inc.†#	157,786	13,063,103
Incyte Corp., Ltd.†#	32,481	2,087,229
Regeneron Pharmaceuticals, Inc.†	17,914	5,956,405
United Therapeutics Corp.†#	15,544	1,576,473

		42,412,546

Medical-Drugs - 4.7%

AbbVie, Inc.	62,327	3,173,068
Allergan, Inc.	19,188	2,436,876
Bristol-Myers Squibb Co.	220,078	11,833,594
Eli Lilly & Co.	34,300	2,044,623
Grifols SA	21,400	1,219,937
Johnson & Johnson	157,614	14,519,402
Novo Nordisk A/S	29,650	1,413,263
Roche Holding AG	6,941	2,141,884
Sanofi	8,277	860,626
Zoetis, Inc.	217,616	6,750,448

		46,393,721

Medical-Generic Drugs - 0.5%

Perrigo Co. PLC	29,875	4,912,645

Medical-Wholesale Drug Distribution - 0.6%

Cardinal Health, Inc.	68,107	4,871,694
McKesson Corp.	4,740	839,217

		5,710,911

Metal Processors & Fabrication - 1.1%

Precision Castparts Corp.	37,389	9,641,876
SKF AB, Class B	45,484	1,218,033

		10,859,909

Metal-Diversified - 0.1%

Rio Tinto PLC	14,552	836,434

Motorcycle/Motor Scooter - 0.8%

Harley-Davidson, Inc.	117,744	7,778,169

Multilevel Direct Selling - 0.0%

Nu Skin Enterprises, Inc., Class A	1,227	102,479

Multimedia - 1.3%

Twenty-First Century Fox, Inc., Class A	35,460	1,189,328
Viacom, Inc., Class B	123,143	10,803,335
Walt Disney Co.	8,818	712,583

		12,705,246

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	7,297	363,537

Oil Companies-Exploration & Production - 1.5%

Continental Resources, Inc.†#	10,227	1,222,331
EOG Resources, Inc.	34,644	6,562,267
EQT Corp.	15,370	1,572,197
Noble Energy, Inc.	78,321	5,385,352

		14,742,147

Oil-Field Services - 3.3%

Baker Hughes, Inc.	27,989	1,771,144
Core Laboratories NV	13,609	2,559,172
Halliburton Co.	27,260	1,553,820
Oceaneering International, Inc.	79,567	5,695,406
RPC, Inc.#	37,549	691,277
Schlumberger, Ltd.	222,848	20,724,864

		32,995,683

Paper & Related Products - 0.1%

Svenska Cellulosa AB SCA, Class B	41,002	1,245,091
Xerium Technologies, Inc.†#	6,166	97,115

		1,342,206

Pharmacy Services - 0.8%

Express Scripts Holding Co.†	111,230	8,376,731

Physicians Practice Management - 0.1%

MEDNAX, Inc.†#	21,802	1,325,998

Poultry - 0.3%

Pilgrim’s Pride Corp.†#	70,715	1,239,634
Sanderson Farms, Inc.#	20,995	1,613,256

		2,852,890

Real Estate Investment Trusts - 0.2%

American Tower Corp.	19,584	1,595,508

Real Estate Management/Services - 0.1%

Realogy Holdings Corp.†#	29,442	1,397,317

Rental Auto/Equipment - 0.2%

United Rentals, Inc.†#	16,852	1,488,706

Retail-Apparel/Shoe - 0.6%

Coach, Inc.#	13,130	640,875
Urban Outfitters, Inc.†	128,511	4,811,452

		5,452,327

Retail-Auto Parts - 0.8%

AutoZone, Inc.†	15,249	8,210,672

Retail-Building Products - 2.6%

Home Depot, Inc.	283,604	23,264,036
Lowe’s Cos., Inc.	55,589	2,781,118

		26,045,154

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	29,951	797,595

Retail-Discount - 1.2%

Costco Wholesale Corp.	11,924	1,392,723
HSN, Inc.#	25,988	1,490,412
Target Corp.	147,213	9,206,701
Wal-Mart Stores, Inc.	1,548	115,636

		12,205,472

Retail-Drug Store - 0.4%

Rite Aid Corp.†	193,275	1,273,682
Walgreen Co.	39,982	2,716,777

		3,990,459

Retail-Gardening Products - 0.1%

Tractor Supply Co.#	17,157	1,210,598

Retail-Jewelry - 0.1%

Pandora A/S	18,551	1,257,206

Retail-Restaurants - 0.8%

Chipotle Mexican Grill, Inc.†#	12,006	6,785,911
Jack in the Box, Inc.†	414	23,784
McDonald’s Corp.	5,334	507,530
Starbucks Corp.	13,234	939,085

		8,256,310

Security Services - 0.1%

LifeLock, Inc.†#	43,727	870,605

Semiconductor Components-Integrated Circuits - 2.8%

Linear Technology Corp.#	162,216	7,598,197
QUALCOMM, Inc.	260,995	19,650,314

		27,248,511

Semiconductor Equipment - 0.2%

ASML Holding NV (Euronext Amsterdam)	8,538	743,044
ASML Holding NV (NY Registered Shares)	8,540	735,636
Lam Research Corp.†	1,256	64,973

		1,543,653

Soap & Cleaning Preparation - 0.5%

Church & Dwight Co., Inc.#	77,856	5,292,651

Software Tools - 0.6%

VMware, Inc., Class A†#	57,688	5,540,932

Telecom Equipment-Fiber Optics - 0.3%

Ciena Corp.†#	119,006	2,923,977

Telecom Services - 0.1%

NeuStar, Inc., Class A†#	20,783	744,447

Telephone-Integrated - 0.4%
Verizon Communications, Inc.	91,459	4,351,619

Television - 0.7%
CBS Corp., Class B#	104,786	7,029,045

Textile-Home Furnishings - 0.5%

Mohawk Industries, Inc.†	33,156	4,692,569

Theaters - 0.1%

Regal Entertainment Group, Class A#	42,691	785,514

Therapeutics - 0.3%

Pharmacyclics, Inc.†	11,052	1,532,470
Questcor Pharmaceuticals, Inc.#	23,682	1,438,682

		2,971,152

Tobacco - 0.2%

Altria Group, Inc.	24,530	889,458
Philip Morris International, Inc.	14,837	1,200,461

		2,089,919

Tools-Hand Held - 0.2%

Snap-on, Inc.	13,747	1,542,001

Toys - 0.2%

Mattel, Inc.	49,426	1,844,084

Transport-Rail - 1.4%

Canadian Pacific Railway, Ltd.	6,472	1,015,542
Union Pacific Corp.	73,601	13,276,149

		14,291,691

Transport-Services - 0.2%

FedEx Corp.	12,633	1,684,358

Vitamins & Nutrition Products - 1.1%

Herbalife, Ltd.#	5,973	397,802
Mead Johnson Nutrition Co.	115,677	9,433,459
USANA Health Sciences, Inc.†#	16,764	1,226,622

		11,057,883

Web Hosting/Design - 0.1%

Equinix, Inc.†#	5,960	1,132,162

Web Portals/ISP - 4.6%

Google, Inc., Class A†	37,421	45,490,839

Total Common Stocks (cost $789,384,253)		978,365,309

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 1000 Growth ETF (cost $1,662,214)	19,192	1,683,714

PREFERRED SECURITIES - 0.1%
Banks-Commercial - 0.1%
Itau Unibanco Holding SA ADR (cost $1,116,576)	76,890	1,024,175

Total Long-Term Investment Securities (cost $792,163,043)		981,073,198

SHORT-TERM INVESTMENT SECURITIES - 7.6%
Registered Investment Companies - 7.1%
State Street Navigator Securities Lending Prime Portfolio(1)	69,920,411	69,920,411

Time Deposits - 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014	$5,272,000	5,272,000

Total Short-Term Investment Securities (cost $75,192,411)		75,192,411

TOTAL INVESTMENTS (cost $867,355,454)(2)	107.0%	1,056,265,609
Liabilities in excess of other assets	(7.0)	(68,860,881)

NET ASSETS	100.0%	$987,404,728

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2014, the Fund had loaned securities with a total value of $74,864,812. This was secured by collateral of $69,920,411, which was received in cash and subsequently invested in short-term investments currently valued at $69,920,411 as reported in the portfolio of investments. The remaining collateral of $7,072,927 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Corp.	3.50% to 4.00%	06/15/2040 to 06/15/2041	$782,971
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	4,450,862
Government National Mtg. Assoc.	0.55% to 4.00%	06/20/2036 to 01/16/2040	666,976
United States Treasury Bills	zero coupon	04/03/2014	118,218
United States Treasury Notes/Bonds	0.13% to 4.00%	07/31/2014 to 05/15/2023	1,053,900

(2)	See Note 5 for cost of investments on a tax basis.

ADR -	American Depository Receipt

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

GDR -	Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$978,365,309	$—	$—	$978,365,309
Exchange-Traded Funds	1,683,714	—	—	1,683,714
Preferred Securities	1,024,175	—	—	1,024,175
Short-Term Investment Securities:
Registered Investment Companies	69,920,411	—	—	69,920,411
Time Deposits	—	5,272,000	—	5,272,000

Total	$1,050,993,609	$5,272,000	$—	$1,056,265,609

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $24,867,289 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.6%
Advertising Agencies - 0.1%

Omnicom Group, Inc.	800	$60,544

Aerospace/Defense-Equipment - 1.6%

United Technologies Corp.	15,200	1,778,704

Agricultural Chemicals - 0.6%

Monsanto Co.#	5,400	594,108
Mosaic Co.	1,800	87,948

		682,056

Agricultural Operations - 0.8%

Archer-Daniels-Midland Co.	20,740	842,044

Airlines - 0.5%

Delta Air Lines, Inc.	8,200	272,322
United Continental Holdings, Inc.†	6,200	278,752

		551,074

Apparel Manufacturers - 0.7%

VF Corp.#	13,700	802,683

Applications Software - 2.3%

Citrix Systems, Inc.†	2,700	162,135
Microsoft Corp.	63,100	2,417,361

		2,579,496

Audio/Video Products - 0.2%

Harman International Industries, Inc.	2,600	272,298

Auto-Cars/Light Trucks - 0.7%

General Motors Co.#	21,500	778,300

Auto-Heavy Duty Trucks - 0.7%

PACCAR, Inc.#	12,400	816,416

Auto/Truck Parts & Equipment-Original - 0.3%

Lear Corp.	500	40,600
TRW Automotive Holdings Corp.†	3,000	246,960

		287,560

Banks-Commercial - 0.1%

Cullen/Frost Bankers, Inc.#	700	52,248
SVB Financial Group†#	500	62,955

		115,203

Banks-Fiduciary - 0.3%

State Street Corp.	5,800	380,886

Banks-Super Regional - 3.3%

Capital One Financial Corp.	7,600	558,068
PNC Financial Services Group, Inc.	4,900	400,722
US Bancorp	3,000	123,420
Wells Fargo & Co.	55,300	2,567,026

		3,649,236

Beverages-Non-alcoholic - 2.1%

Coca-Cola Co.	19,300	737,260
Dr Pepper Snapple Group, Inc.	10,600	552,366
PepsiCo, Inc.	13,000	1,040,910

		2,330,536

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc., Class A†	1,900	153,957

Brewery - 0.1%

Molson Coors Brewing Co., Class B	1,924	109,341

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.#	1,000	121,980

Building Products-Wood - 0.4%

Masco Corp.#	19,900	464,665

Building-Residential/Commercial - 0.3%

Lennar Corp., Class A#	1,000	43,880
PulteGroup, Inc.#	12,300	258,177
Toll Brothers, Inc.†#	1,600	62,416

		364,473

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	29,900	1,545,531
DISH Network Corp., Class A†	3,700	217,708
Time Warner Cable, Inc.	3,600	505,260

		2,268,499

Chemicals-Diversified - 0.6%

Axiall Corp.	3,900	157,833
Dow Chemical Co.#	9,150	445,696
E.I. du Pont de Nemours & Co.#	500	33,310

		636,839

Commercial Services-Finance - 0.4%

Alliance Data Systems Corp.†#	700	199,577
MasterCard, Inc., Class A	2,700	209,844

		409,421

Computer Services - 1.2%

Accenture PLC, Class A	3,200	266,720
Cognizant Technology Solutions Corp., Class A†	6,000	624,360
International Business Machines Corp.#	2,600	481,442

		1,372,522

Computers - 2.9%

Apple, Inc.	5,500	2,894,320
Hewlett-Packard Co.	10,400	310,752

		3,205,072

Computers-Memory Devices - 0.5%

EMC Corp.	19,500	514,215

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.#	1,100	121,385

Containers-Metal/Glass - 0.3%

Crown Holdings, Inc.†	6,500	292,630

Containers-Paper/Plastic - 0.0%

Sealed Air Corp.	1,200	40,848

Cosmetics & Toiletries - 1.6%

Procter & Gamble Co.	22,200	1,746,252

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd.#	7,900	418,147

Distribution/Wholesale - 0.4%

WW Grainger, Inc.#	1,900	484,538

Diversified Banking Institutions - 4.0%

Bank of America Corp.#	107,100	1,770,363
Citigroup, Inc.	29,900	1,454,037
Goldman Sachs Group, Inc.#	2,800	466,060
Morgan Stanley#	25,700	791,560

		4,482,020

Diversified Manufacturing Operations - 1.5%

Eaton Corp. PLC	9,000	672,390
General Electric Co.	34,800	886,356
SPX Corp.	1,400	150,752

		1,709,498

E-Commerce/Products - 1.4%

Amazon.com, Inc.†	2,500	905,250
eBay, Inc.†	11,900	699,363

		1,604,613

E-Commerce/Services - 0.4%

priceline.com, Inc.†	365	492,327

Electric Products-Misc. - 1.1%

Emerson Electric Co.	18,200	1,187,732

Electric-Integrated - 2.4%

American Electric Power Co., Inc.	16,900	848,380
CMS Energy Corp.	14,400	409,392
Edison International	1,400	73,318
Integrys Energy Group, Inc.#	1,300	74,451
NextEra Energy, Inc.#	10,399	950,365
Public Service Enterprise Group, Inc.	8,076	296,066

		2,651,972

Electronic Components-Misc. - 0.2%

TE Connectivity, Ltd.	3,500	205,030

Electronic Components-Semiconductors - 0.9%

Avago Technologies, Ltd.	7,300	450,410
Freescale Semiconductor, Ltd.†	1,400	31,850
Xilinx, Inc.	10,700	558,540

		1,040,800

Electronic Forms - 0.6%

Adobe Systems, Inc.†	9,900	679,239

Electronic Security Devices - 0.1%

Tyco International, Ltd.	2,600	109,668

Electronics-Military - 0.3%

L-3 Communications Holdings, Inc.#	2,600	300,040

Engineering/R&D Services - 1.0%

Fluor Corp.	14,000	1,087,660

Enterprise Software/Service - 1.4%

CA, Inc.	2,200	73,700
Oracle Corp.	37,500	1,466,625

		1,540,325

Finance-Consumer Loans - 0.0%

SLM Corp.#	1,600	38,304

Finance-Credit Card - 1.3%

American Express Co.	2,900	264,712
Visa, Inc., Class A	5,300	1,197,482

		1,462,194

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.#	14,600	387,046

Finance-Other Services - 0.6%

IntercontinentalExchange Group, Inc.	2,973	620,881

Food-Misc./Diversified - 1.7%

General Mills, Inc.	16,200	810,486
Kellogg Co.#	5,800	352,002
Mondelez International, Inc., Class A	22,700	772,481

		1,934,969

Food-Retail - 0.3%

Kroger Co.	6,900	289,386

Gas-Distribution - 0.9%

AGL Resources, Inc.	500	23,520
NiSource, Inc.#	11,400	396,948
Questar Corp.#	7,200	171,000
Sempra Energy	4,500	425,115

		1,016,583

Instruments-Controls - 1.3%

Honeywell International, Inc.	11,100	1,048,284
Mettler-Toledo International, Inc.†	1,400	344,064

		1,392,348

Insurance Brokers - 0.4%

Marsh & McLennan Cos., Inc.	9,400	452,704

Insurance-Life/Health - 0.1%

Prudential Financial, Inc.	1,900	160,702

Insurance-Multi-line - 2.3%

ACE, Ltd.	11,900	1,164,653
Hartford Financial Services Group, Inc.	1,200	42,228
MetLife, Inc.	21,500	1,089,405
XL Group PLC#	7,100	215,840

		2,512,126

Insurance-Reinsurance - 1.0%

Axis Capital Holdings, Ltd.	2,500	109,925
Berkshire Hathaway, Inc., Class B†	8,400	972,552

		1,082,477

Internet Content-Entertainment - 0.5%

Facebook, Inc., Class A†	7,700	527,142

Internet Content-Information/News - 0.0%

LinkedIn Corp., Class A†#	200	40,808

Investment Management/Advisor Services - 0.6%

Invesco, Ltd.#	18,600	637,980

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.#	1,400	135,758

Machinery-Farming - 0.2%

Deere & Co.#	2,600	223,418

Medical Information Systems - 0.2%

Cerner Corp.†	3,100	190,247

Medical Products - 1.1%

Baxter International, Inc.#	8,500	590,750
Covidien PLC	2,200	158,290
Stryker Corp.#	5,500	441,320

		1,190,360

Medical-Biomedical/Gene - 3.2%

Alexion Pharmaceuticals, Inc.†	2,100	371,280
Biogen Idec, Inc.†	3,800	1,294,584
Celgene Corp.†	7,600	1,221,700
Gilead Sciences, Inc.†	5,500	455,345
Vertex Pharmaceuticals, Inc.†	3,100	250,666

		3,593,575

Medical-Drugs - 6.1%

Abbott Laboratories#	18,600	739,908
Allergan, Inc.	2,900	368,300
Bristol-Myers Squibb Co.	29,100	1,564,707
Johnson & Johnson	30,500	2,809,660
Merck & Co., Inc.	18,100	1,031,519
Pfizer, Inc.	8,200	263,302

		6,777,396

Medical-Generic Drugs - 0.5%

Actavis PLC†	800	176,656
Perrigo Co. PLC	2,200	361,768

		538,424

Medical-HMO - 1.5%

Aetna, Inc.	2,700	196,317
Humana, Inc.	6,000	674,760
UnitedHealth Group, Inc.	9,800	757,246

		1,628,323

Medical-Wholesale Drug Distribution - 0.5%

McKesson Corp.	2,900	513,445

Metal-Aluminum - 0.4%

Alcoa, Inc.#	40,700	477,818

Metal-Copper - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	11,200	365,344

Multimedia - 1.7%

Time Warner, Inc.	20,800	1,396,304
Walt Disney Co.#	6,200	501,022

		1,897,326

Networking Products - 1.2%

Cisco Systems, Inc.	61,700	1,345,060

Office Automation & Equipment - 0.0%

Xerox Corp.	4,800	52,752

Oil & Gas Drilling - 0.7%

Ensco PLC, Class A#	10,900	573,994
Noble Corp. PLC	6,600	204,930

		778,924

Oil Companies-Exploration & Production - 1.8%

Anadarko Petroleum Corp.	4,500	378,720
EOG Resources, Inc.#	2,800	530,376
EQT Corp.	1,900	194,351
Occidental Petroleum Corp.	8,300	801,116
Pioneer Natural Resources Co.	300	60,354
Range Resources Corp.#	500	43,025

		2,007,942

Oil Companies-Integrated - 4.2%

Chevron Corp.	15,900	1,833,747
Exxon Mobil Corp.#	24,400	2,348,988
Marathon Oil Corp.	14,000	469,000
Phillips 66	500	37,430

		4,689,165

Oil Refining & Marketing - 0.9%

Cheniere Energy, Inc.†#	3,000	148,290
Marathon Petroleum Corp.	8,400	705,600
Valero Energy Corp.	2,900	139,142

		993,032

Oil-Field Services - 1.8%

Halliburton Co.	9,800	558,600
Schlumberger, Ltd.	15,400	1,432,200

		1,990,800

Paper & Related Products - 0.1%

International Paper Co.	2,900	141,781

Real Estate Investment Trusts - 2.1%

American Tower Corp.	1,500	122,205
AvalonBay Communities, Inc.	2,100	270,837
Brandywine Realty Trust#	6,900	101,085
DiamondRock Hospitality Co.#	18,100	228,422
General Growth Properties, Inc.	2,900	63,858
Highwoods Properties, Inc.#	3,600	135,756
Host Hotels & Resorts, Inc.	1,300	25,571
Kilroy Realty Corp.#	1,400	80,528
Kimco Realty Corp.#	6,800	151,368
Liberty Property Trust	2,200	84,172
Mid-America Apartment Communities, Inc.#	1,800	121,752
Prologis, Inc.	5,300	218,307
Public Storage	400	67,600
Simon Property Group, Inc.	2,800	451,612
Ventas, Inc.	3,900	243,477

		2,366,550

Retail-Apparel/Shoe - 0.3%

Gap, Inc.#	900	39,375
Lululemon Athletica, Inc.†#	1,300	65,403
Ross Stores, Inc.	3,900	283,920

		388,698

Retail-Auto Parts - 0.5%

AutoZone, Inc.†#	1,100	592,284

Retail-Building Products - 2.1%

Home Depot, Inc.	16,400	1,345,292
Lowe’s Cos., Inc.	19,700	985,591

		2,330,883

Retail-Discount - 0.7%

Costco Wholesale Corp.#	4,700	548,960
Wal-Mart Stores, Inc.	3,500	261,450

		810,410

Retail-Drug Store - 1.1%

CVS Caremark Corp.	16,100	1,177,554

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.#	2,000	122,960
TJX Cos., Inc.	10,000	614,600

		737,560

Retail-Regional Department Stores - 0.2%

Macy’s, Inc.	4,200	243,012

Retail-Restaurants - 0.8%

McDonald’s Corp.	800	76,120
Starbucks Corp.	9,300	659,928
Yum! Brands, Inc.	1,700	125,936

		861,984

Semiconductor Components-Integrated Circuits - 1.1%

QUALCOMM, Inc.	15,700	1,182,053

Semiconductor Equipment - 1.1%

Applied Materials, Inc.#	18,900	358,344
KLA-Tencor Corp.#	8,600	560,290
Lam Research Corp.†	7,000	362,110

		1,280,744

Software Tools - 0.1%

VMware, Inc., Class A†#	1,300	124,865

Steel-Producers - 0.2%

United States Steel Corp.#	9,200	222,824

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.#	9,600	184,992

Telephone-Integrated - 1.6%

AT&T, Inc.#	1,700	54,281
Verizon Communications, Inc.	36,000	1,712,880

		1,767,161

Television - 0.6%

CBS Corp., Class B#	9,700	650,676

Tobacco - 1.3%

Philip Morris International, Inc.	17,600	1,424,016

Transport-Rail - 2.4%

CSX Corp.	34,000	942,140
Norfolk Southern Corp.	2,100	193,011
Union Pacific Corp.	8,400	1,515,192

		2,650,343

Water - 0.1%

American Water Works Co., Inc.	2,600	116,584

Web Portals/ISP - 2.6%

Google, Inc., Class A†	2,400	2,917,560

Total Long-Term Investment Securities (cost $99,959,901)		109,860,037

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Registered Investment Companies - 4.2%

State Street Navigator Securities Lending Prime Portfolio(1)	4,671,232	4,671,232

Time Deposit - 1.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014	$1,345,000	1,345,000

Total Short-Term Investment Securities (cost $6,016,232)		6,016,232

TOTAL INVESTMENTS (cost $105,976,133)(2)	104.0%	115,876,269
Liabilities in excess of other assets	(4.0)	(4,415,218)

NET ASSETS	100.0%	$111,461,051

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	At February 28, 2014, the Fund had loaned securities with a total value of $4,727,229. This was secured by collateral of $4,671,232 which was received in cash and subsequently invested in short-term investments currently valued at $4,671,232 as reported in the portfolio of investments. Additional collateral of $175,492 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	$141,861
Federal Home Loan Mtg. Assoc.	3.50% to 4.00%	11/15/2040 to 06/15/2041	7,575
Government National Mtg. Assoc.	0.56% to 4.00%	06/20/2026 to 01/16/2040	26,056

(2)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2014	Unrealized Appreciation (Depreciation)

15	Long	S&P 500 E-Mini Index	March 2014	$1,367,217	$1,393,200	$25,983

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$6,777,396	$—	$—	$6,777,396
Other Industries*	103,082,641	—	—	103,082,641
Short-Term Investment Securities:
Registered Investment Companies	4,671,232	—	—	4,671,232
Time Deposit	—	1,345,000	—	1,345,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	25,983	—	—	25,983

Total	$114,557,252	$1,345,000	$—	$115,902,252

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.7%
Commercial Services - 0.3%

HMS Holdings Corp.†	105,100	$2,150,346

Consulting Services - 0.7%

Accretive Health, Inc.†	19,400	160,632
Advisory Board Co.†	61,100	3,915,288

		4,075,920

Dental Supplies & Equipment - 0.7%

DENTSPLY International, Inc.	93,400	4,238,492

Diagnostic Equipment - 0.2%

GenMark Diagnostics, Inc.†	61,500	766,290
Oxford Immunotec Global PLC†	20,500	456,125

		1,222,415

Diagnostic Kits - 0.8%

IDEXX Laboratories, Inc.†	37,800	4,759,020

Disposable Medical Products - 0.3%

Shandong Weigao Group Medical Polymer Co., Ltd.	1,248,000	1,592,052
Utah Medical Products, Inc.	2,600	142,974

		1,735,026

Distribution/Wholesale - 0.2%

MWI Veterinary Supply, Inc.†	7,400	1,205,608

Diversified Manufacturing Operations - 1.1%

Danaher Corp.	90,700	6,937,643

Drug Delivery Systems - 0.1%

Nektar Therapeutics†	24,800	318,184

Electronic Measurement Instruments - 2.5%

Agilent Technologies, Inc.	276,000	15,712,680

Enterprise Software/Service - 0.0%

Veeva Systems, Inc., Class A†	6,700	236,510

Heart Monitors - 0.2%

HeartWare International, Inc.†	14,225	1,366,027

Human Resources - 0.4%

Team Health Holdings, Inc.†	53,500	2,408,570

Instruments-Controls - 0.2%

Mettler-Toledo International, Inc.†	5,200	1,277,952

Instruments-Scientific - 1.9%

FEI Co.	45,000	4,619,250
Thermo Fisher Scientific, Inc.	56,800	7,073,872

		11,693,122

Insurance-Life/Health - 0.1%

Odontoprev SA	159,400	582,603

Medical Information Systems - 1.2%

athenahealth, Inc.†	29,000	5,622,230
Cerner Corp.†	28,900	1,773,593

		7,395,823

Medical Instruments - 2.7%

Bruker Corp.†	79,800	1,814,652
DexCom, Inc.†	5,200	234,520
Intuitive Surgical, Inc.†	14,460	6,432,242
St Jude Medical, Inc.	70,400	4,739,328
Thoratec Corp.†	42,300	1,571,022
Urologix, Inc.†	23,200	4,153
Volcano Corp.†	94,400	2,025,824

		16,821,741

Medical Labs & Testing Services - 1.1%

Covance, Inc.†	39,200	4,059,552
Laboratory Corp. of America Holdings†	31,400	2,937,156

		6,996,708

Medical Laser Systems - 0.1%

LCA-Vision, Inc.†	70,700	384,608

Medical Products - 6.8%

Aspen Pharmacare Holdings, Ltd.	67,415	1,709,126
Becton Dickinson and Co.	83,200	9,586,304
China Medical System Holdings, Ltd.	1,266,500	1,627,076
Cooper Cos., Inc.	46,800	6,000,228
Covidien PLC	84,400	6,072,580
EnteroMedics, Inc.†	105,150	255,514
Henry Schein, Inc.†	43,600	5,190,144
Sirona Dental Systems, Inc.†	97,000	6,834,620
Stryker Corp.	35,800	2,872,592
Tornier NV†	88,700	1,703,040
Wright Medical Group, Inc. CVR†	14,500	4,495

		41,855,719

Medical-Biomedical/Gene - 32.4%

Abcam PLC	155,905	1,285,121
Acceleron Pharma, Inc.†	15,200	713,336
Acorda Therapeutics, Inc.†	10,075	369,148
Aegerion Pharmaceuticals, Inc.†	92,300	5,054,348
Alexion Pharmaceuticals, Inc.†	172,140	30,434,352
Alnylam Pharmaceuticals, Inc.†	31,000	2,518,440
AMAG Pharmaceuticals, Inc.†	27,900	578,367
BioCryst Pharmaceuticals, Inc.†	38,100	445,389
Biogen Idec, Inc.†	67,100	22,859,628
BioMarin Pharmaceutical, Inc.†	61,100	4,949,100
Celgene Corp.†	43,640	7,015,130
Dicerna Pharmaceuticals, Inc.†	8,400	308,448
Endocyte, Inc.†	15,300	201,501
Exelixis, Inc.†	378,000	2,668,680
Gilead Sciences, Inc.†	503,400	41,676,486
Idenix Pharmaceuticals, Inc.†	182,900	1,247,378
Illumina, Inc.†	7,700	1,320,473
Incyte Corp., Ltd.†	275,000	17,671,500
Intercept Pharmaceuticals, Inc.†	11,258	4,621,409
InterMune, Inc.†	245,000	7,359,800
Intrexon Corp.†	9,500	246,810
Isis Pharmaceuticals, Inc.†	73,400	3,743,400
Medicines Co.†	166,950	5,100,323
Momenta Pharmaceuticals, Inc.†	27,300	404,040
Novavax, Inc.†	155,100	992,640
Prothena Corp. PLC†	57,287	2,062,905
Puma Biotechnology, Inc.†	56,924	6,617,984
Regeneron Pharmaceuticals, Inc.†	36,300	12,069,750
Seattle Genetics, Inc.†	13,900	731,001
Sophiris Bio, Inc.† (NYSE)	71,200	274,832
Sophiris Bio, Inc.† (TSX)	7,028	27,269
Stemline Therapeutics, Inc.†	22,500	581,850
Sunesis Pharmaceuticals, Inc.†	123,700	810,235
Ultragenyx Pharmaceutical, Inc.†	4,000	223,040
Ultragenyx Pharmaceutical, Inc.(1)(2)(4)	23,932	1,267,726
United Therapeutics Corp.†	30,351	3,078,198
Vertex Pharmaceuticals, Inc.†	107,594	8,700,051
Zeneca, Inc. CVR†(2)(3)(4)	23,110	58,699

		200,288,787

Medical-Drugs - 17.0%

AbbVie, Inc.	100,300	5,106,273
ACADIA Pharmaceuticals, Inc.†	47,600	1,347,080
Alkermes PLC†	204,900	9,972,483
Allergan, Inc.	36,400	4,622,800
Array BioPharma, Inc.†	422,800	2,037,896
Astellas Pharma, Inc.	25,100	1,626,308

Bayer AG	68,998	9,799,987
Bristol-Myers Squibb Co.	120,200	6,463,154
CFR Pharmaceuticals SA	1,272,353	259,492
Chimerix, Inc.†	23,100	462,000
Clovis Oncology, Inc.†	20,200	1,608,324
Forest Laboratories, Inc.†	61,400	5,990,798
Ironwood Pharmaceuticals, Inc.†	23,900	346,789
Jazz Pharmaceuticals PLC†	37,800	5,743,521
Mallinckrodt PLC†	10,244	693,416
Merck & Co., Inc.	161,600	9,209,584
Natco Pharma, Ltd.	9,801	133,922
Novartis AG	37,609	3,140,854
Ophthotech Corp.†	23,100	777,777
Pacira Pharmaceuticals, Inc.†	69,200	5,414,208
Pfizer, Inc.	75,500	2,424,305
Supernus Pharmaceuticals, Inc.†	137,000	1,375,480
Takeda Pharmaceutical Co., Ltd.	58,000	2,776,614
TESARO, Inc.†	60,472	1,996,181
Valeant Pharmaceuticals International, Inc.†	130,833	18,952,468
Vanda Pharmaceuticals, Inc.†	66,700	1,009,171
Zoetis, Inc.	50,600	1,569,612

		104,860,497

Medical-Generic Drugs - 2.1%
Actavis PLC†	59,980	13,244,784

Medical-HMO - 9.1%
Aetna, Inc.	168,600	12,258,906
Cigna Corp.	68,800	5,475,792
Humana, Inc.	101,100	11,369,706
UnitedHealth Group, Inc.	306,500	23,683,255
WellCare Health Plans, Inc.†	51,758	3,199,679

		55,987,338

Medical-Hospitals - 2.0%
Acadia Healthcare Co., Inc.†	18,280	903,763
HCA Holdings, Inc.†	81,700	4,183,040
Life Healthcare Group Holdings, Ltd.	175,369	614,787
Mediclinic International, Ltd.	108,168	675,231
Universal Health Services, Inc., Class B	77,100	6,189,588

		12,566,409

Medical-Outpatient/Home Medical - 0.7%
Air Methods Corp.†	84,200	4,548,484

Medical-Wholesale Drug Distribution - 4.4%
Cardinal Health, Inc.	143,500	10,264,555
McKesson Corp.	95,300	16,872,865

		27,137,420

Patient Monitoring Equipment - 0.2%
Insulet Corp.†	30,200	1,431,782

Pharmacy Services - 1.3%
Catamaran Corp.†	103,440	4,663,075
Express Scripts Holding Co.†	47,467	3,574,740

		8,237,815

Physicians Practice Management - 0.6%
MEDNAX, Inc.†	56,600	3,442,412

Retail-Convenience Store - 0.1%
CP ALL PCL	494,800	595,277

Retail-Drug Store - 1.7%
Raia Drogasil SA	84,342	594,593
Rite Aid Corp.†	1,464,000	9,647,760

		10,242,353

Therapeutics - 4.0%
AVANIR Pharmaceuticals, Inc., Class A†	548,117	2,280,167
Cara Therapeutics, Inc.†	19,900	375,712
Dyax Corp.†	88,900	859,663
GW Pharmaceuticals PLC ADR†	7,500	494,325
Neurocrine Biosciences, Inc.†	249,435	4,397,539
Pharmacyclics, Inc.†	113,700	15,765,642
Portola Pharmaceuticals, Inc.†	13,300	324,387

		24,497,435

Wireless Equipment - 0.5%
GN Store Nord A/S	124,997	3,091,112

Total Common Stocks
(cost $364,907,771)		603,546,622

CONVERTIBLE PREFERRED SECURITIES - 0.2%
Decision Support Software - 0.0%
Castlight Health, Inc. Series D(2)(3)(4)	42,238	280,460

Medical-Biomedical/Gene - 0.0%
Calithera Biosciences, Inc. Series D(2)(3)(4)	676,756	118,568

Medical-Drugs - 0.2%
Diplomat Pharmacy, Inc. Series A(2)(3)(4)	7	996,240

Total Convertible Preferred Securities
(cost $1,369,780)		1,395,268

WARRANTS - 0.0%
Medical Products - 0.0%
EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)†	42,300	41,200
EnteroMedics, Inc. Expires 09/28/16 (Strike price $1.90)	6,300	7,130

		48,330

Medical-Drugs - 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $27.70)†(2)(3)(4)	1,305	0

Total Warrants
(cost $1,631)		48,330

CONVERTIBLE BONDS & NOTES - 0.0%
Heart Monitors - 0.0%
HeartWare International, Inc. Senior Notes 3.50% due 12/15/2017	$71,000	86,797

Patient Monitoring Equipment - 0.0%
Insulet Corp. Senior Notes 3.75% due 06/15/2016	68,000	124,780

Total Convertible Bonds & Notes
(cost $137,586)		211,577

Total Long-Term Investment Securities
(cost $366,416,768)		605,201,797

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Registered Investment Companies - 2.5%
T. Rowe Price Reserve Investment Fund
(cost $15,050,302)	15,050,302	15,050,302

TOTAL INVESTMENTS (cost $381,467,070)(5)	100.4%	620,252,099
Liabilities in excess of other assets	(0.4)	(2,469,159)

NET ASSETS	100.0%	$617,782,940

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2014, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc.
Expires 10/05/2016
Strike price $27.70
Warrant	10/05/2009	1,305	$1,631	$0	$0.00	0.0%
Calithera Biosciences, Inc.
Series D
Convertible Preferred Securities	10/07/2013	676,756	118,568	118,568	0.18	0.0%
Castlight Health, Inc.
Series D
Convertible Preferred Securities	04/26/2012	42,238	254,972	280,460	6.64	0.0%
Diplomat Pharmacy, Inc.
Series A
Convertible Preferred Securities	01/23/2014	7	996,240	996,240	142,320.00	0.2%
Ultragenyx Pharmaceutical, Inc.
Common Stock	12/19/2012	23,932	207,752	1,267,726	52.97	0.2%
Zeneca, Inc. CVR
Common Stock	07/19/2013	23,110	—	58,699	2.54	0.0%

				$2,721,693		0.4%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $2,721,693 representing 0.4% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.
ADR-	American Depository Receipt
CVR-	Contingent Value Right
NYSE	- New York Stock Exchange
TSX	- Toronto Stock Exchange

Open call option contracts written at February 28, 2014 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 28, 2014	Unrealized Appreciation (Depreciation)

Alnylam Pharmaceuticals, Inc.	Mar-14	$95.00	34	$11,798	$2,210	$9,588
athenahealth, Inc.	Jun-14	160.00	41	23,862	170,150	(146,288)
Gilead Sciences, Inc.	Apr-14	85.00	106	27,788	28,196	(408)
Gilead Sciences, Inc.	Mar-14	87.50	106	21,503	6,784	14,719
Henry Schein, Inc.	Apr-14	120.00	47	9,964	12,690	(2,726)
Incyte Corp.	Jun-14	90.00	46	18,262	16,100	2,162
Pharmacyclics, Inc.	Mar-14	145.00	40	47,297	16,000	31,297
Pharmacyclics, Inc.	May-14	175.00	61	39,239	20,740	18,499
Regeneron Pharmaceuticals, Inc.	May-14	340.00	28	53,115	60,760	(7,645)
Regeneron Pharmaceuticals, Inc.	May-14	350.00	28	42,755	49,840	(7,085)
Valeant Pharmaceuticals International, Inc.	Mar-14	150.00	42	14,574	15,120	(546)

			579	$310,157	$398,590	$(88,433)

Open put option contracts written at February 28, 2014 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 28, 2014	Unrealized Appreciation (Depreciation)

Catamaran Corp.	Jul-14	$47.50	67	$27,268	$32,160	$(4,892)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical Products	$41,855,719	$—	$—	$41,855,719
Medical-Biomedical/Gene	198,962,362	1,267,726	58,699	200,288,787
Medical-Drugs	104,860,497	—	—	104,860,497
Medical-HMO	55,987,338	—	—	55,987,338
Other Industries*	200,554,281	—	—	200,554,281
Convertible Preferred Securities	—	—	1,395,268	1,395,268
Warrants:
Medical Products	—	48,330	—	48,330
Medical-Drugs	—	—	0	0
Convertible Bonds & Notes	—	211,577	—	211,577
Short-Term Investment Securities:
Registered Investment Companies	15,050,302	—	—	15,050,302
Other Financial Instruments:†
Call Option Contracts Written - Appreciation	76,265	—	—	76,265

Total	$617,346,764	$1,527,633	$1,453,967	$620,328,364

LIABILITIES:
Other Financial Instruments:†
Call Option Contracts Written - Depreciation	164,698	—	—	164,698
Put Option Contracts Written - Depreciation	4,892	—	—	4,892

Total	$169,590	$—	$—	$169,590

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $14,438,158 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 - (unaudited)

Security Description	Principal Amount(2)/ Shares		Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 14.3%
Banks-Commercial - 0.2%

BNP Paribas LLC FRS Bank Guar. Notes
1.45% due 04/03/2017		$674,000	$685,431

Banks-Super Regional - 0.9%

Bank of America NA FRS
Sub. Notes
0.54% due 06/15/2017		2,000,000	1,961,462
Wells Fargo & Co. FRS
Senior Notes
3.08% due 03/31/2021		2,000,000	2,068,396

			4,029,858

Diversified Banking Institutions - 6.6%

Bank of America Corp. FRS
Senior Notes
1.28% due 01/15/2019		1,425,000	1,439,165
Citigroup, Inc. FRS
Senior Notes
0.92% due 11/15/2016		1,000,000	1,004,938
Citigroup, Inc. FRS
Senior Notes
4.00% due 03/30/2020		3,000,000	3,268,980
Goldman Sachs Group, Inc. FRS
Senior Notes
1.34% due 11/15/2018		2,000,000	2,015,524
Goldman Sachs Group, Inc. FRS
Notes
4.00% due 08/30/2023		4,000,000	3,934,372
JPMorgan Chase & Co. FRS
Senior Notes
2.00% due 06/23/2016		2,000,000	2,024,200
JPMorgan Chase & Co. FRS
Senior Notes
2.75% due 12/20/2023		2,000,000	2,000,000
JPMorgan Chase & Co. FRS
Senior Notes
3.58% due 04/28/2020		2,000,000	2,107,800
JPMorgan Chase & Co. FRS
Senior Notes
3.65% due 02/25/2021		1,000,000	1,010,000
Morgan Stanley FRS
Senior Notes
1.48% due 02/25/2016		1,400,000	1,420,707
Morgan Stanley FRS
Senior Notes
2.24% due 06/09/2023		664,000	667,320
Morgan Stanley FRS
Senior Notes
2.79% due 08/24/2023		468,000	447,974
Morgan Stanley FRS Senior Notes 3.24% due 12/15/2019		1,813,000	1,849,260
Morgan Stanley FRS
Senior Notes
3.24% due 01/24/2020		2,203,000	2,264,706
Morgan Stanley FRS
Senior Notes
3.24% due 04/25/2023		3,270,000	3,289,522
Morgan Stanley
Senior Notes
5.40% due 05/15/2015*(1)	BRL	1,632,500	698,847

			29,443,315

Diversified Financial Services - 0.6%

General Electric Capital Corp.
Senior Notes
5.55% due 05/04/2020		500,000	582,817
Morgan Stanley & Co. LLC FRS
Senior Notes
3.24% due 02/11/2020		2,000,000	2,110,580

			2,693,397

Finance-Auto Loans - 0.1%

Ford Motor Credit Co. LLC FRS
Senior Notes
1.02% due 01/17/2017		500,000	502,267

Finance-Consumer Loans - 1.1%

SLM Corp. FRS
Senior Notes
2.79% due 04/01/2014		1,000,000	1,000,270
SLM Corp. FRS
Senior Notes
3.04% due 06/15/2015		424,000	417,407
SLM Corp. FRS
Senior Notes
3.39% due 12/15/2020		1,317,000	1,212,891
SLM Corp. FRS
Senior Notes
3.49% due 05/03/2019		2,243,000	2,159,515

			4,790,083

Finance-Investment Banker/Broker - 0.1%

Lehman Brothers Holdings, Inc.
Escrow Notes
0.00% due 04/14/2011†		400,000	92,000
Lehman Brothers Holdings, Inc. FRS
Escrow Notes
0.00% due 06/10/2014†		578,000	137,275
Lehman Brothers Holdings, Inc. FRS
Escrow Notes
0.00% due 11/01/2014†		1,000,000	230,000

			459,275

Gold Mining - 0.6%

Newmont Mining Corp.
Company Guar. Notes
3.50% due 03/15/2022		2,960,000	2,694,991

Insurance-Life/Health - 1.4%

Pacific Life Global Funding FRS
Bonds
3.42% due 02/06/2016*		3,300,000	3,403,125
Pacific Life Global Funding FRS
Senior Notes
3.62% due 06/02/2018*		300,000	297,129
Pacific LifeCorp
Senior Notes
6.00% due 02/10/2020*		307,000	349,683

Prudential Financial, Inc. FRS Senior Notes
4.25% due 05/23/2018(1)		2,000,000	2,087,000

			6,136,937

Insurance-Multi-line - 1.2%

Monumental Global Funding III FRS Senior Sec. Notes
3.42% due 05/22/2018*		5,000,000	5,453,846

Metal-Iron - 0.4%

Cliffs Natural Resources, Inc. Senior Notes
3.95% due 01/15/2018		1,750,000	1,775,519

Oil Companies-Exploration & Production - 0.2%

Plains Exploration & Production Co. Company Guar. Notes
6.75% due 02/01/2022		900,000	994,500

Savings & Loans/Thrifts - 0.0%

Santander Holdings USA, Inc. Senior Notes
3.00% due 09/24/2015		140,000	144,798

Steel-Specialty - 0.5%

Allegheny Technologies, Inc. Senior Notes
5.95% due 01/15/2021		1,950,000	2,066,778

Telecom Services - 0.4%

Qwest Corp. Senior Notes
7.20% due 11/10/2026		2,000,000	2,014,504

Total U.S. Corporate Bonds & Notes (cost $62,382,646)			63,885,499

FOREIGN CORPORATE BONDS & NOTES - 6.4%
Banks-Commercial - 1.2%

Banco Bradesco SA FRS Senior Notes
2.34% due 05/16/2014*		1,500,000	1,500,798
Barclays Bank PLC Senior Notes
0.81% due 02/17/2017		500,000	501,316
Barclays Bank PLC FRS Senior Notes
2.25% due 03/10/2017		2,165,000	2,183,402
Royal Bank of Canada FRS Senior Notes
0.57% due 01/23/2017		1,000,000	999,719

			5,185,235

Cellular Telecom - 0.5%

America Movil SAB de CV FRS Senior Notes
1.24% due 09/12/2016		2,000,000	2,026,954

Diversified Banking Institutions - 3.1%
Royal Bank of Scotland PLC FRS Company Guar. Notes
2.99% due 03/31/2018		2,000,000	2,040,600

Royal Bank of Scotland Group PLC Senior Notes
6.40% due 10/21/2019		300,000	349,119
Societe Generale SA FRS Bank Guar. Notes
3.60% due 05/03/2023(1)		10,000,000	9,380,000
UBS AG FRS Senior Notes
3.60% due 04/09/2020		2,000,000	2,054,020

			13,823,739

Diversified Minerals - 0.2%

Teck Resources, Ltd. Company Guar. Notes
3.15% due 01/15/2017		800,000	836,232

Gold Mining - 0.2%

Kinross Gold Corp. Company Guar. Notes
5.95% due 03/15/2024*		1,000,000	1,002,831

Metal-Diversified - 0.2%

Noranda, Inc. Company Guar. Notes
5.50% due 06/15/2017		1,000,000	1,111,290

Oil Companies-Integrated - 0.2%

BP Capital Markets PLC FRS Company Guar. Notes
0.88% due 09/26/2018		1,000,000	1,004,932

SupraNational Banks - 0.1%

Inter-American Development Bank FRS Notes
0.27% due 01/15/2019		250,000	248,333

Telephone-Integrated - 0.7%

Telecom Italia Capital SA Company Guar. Notes
7.18% due 06/18/2019		1,500,000	1,719,375
Telefonica Emisiones SAU Company Guar. Notes
4.95% due 01/15/2015		1,500,000	1,550,605

			3,269,980

Total Foreign Corporate Bonds & Notes (cost $28,815,859)			28,509,526

FOREIGN GOVERNMENT AGENCIES - 12.1%
Sovereign - 12.1%

Brazil Notas do Tesouro Nacional Notes
6.00% due 08/15/2014(3)	BRL	6,197,406	2,667,378
Brazil Notas do Tesouro Nacional Notes
6.00% due 05/15/2015(3)	BRL	9,784,751	4,318,588
Brazil Notas do Tesouro Nacional Notes
6.00% due 05/15/2017(3)	BRL	8,581,024	3,757,167
Government of Australia Bonds
2.73% due 09/20/2030(3)	AUD	3,001,900	2,938,545

Government of Australia Bonds
3.36% due 09/20/2025(3)	AUD	15,663,200	16,108,588
Government of Canada Bonds
4.25% due 12/01/2021(3)	CAD	20,088,152	23,888,084

Total Foreign Government Agencies (cost $57,783,445)			53,678,350

U.S. GOVERNMENT AGENCIES(4) - 2.8%
Federal Home Loan Mtg. Corp. - 1.2%

Federal Home Loan Mtg. Corp. REMIC FRS Series 4012, Class NF
0.60% due 12/15/2038		1,659,487	1,664,344
Series 3925, Class FL
0.60% due 01/15/2041		1,565,210	1,570,707
Series 4001, Class FM
0.65% due 02/15/2042		808,395	809,315
Series 3355, Class BF
0.85% due 08/15/2037		1,070,267	1,082,145

			5,126,511

Federal National Mtg. Assoc. - 1.4%

Federal National Mtg. Assoc. REMIC FRS Series 2012-93, Class BF
0.56% due 09/25/2042		2,352,675	2,337,354
Series 2011-103, Class FD
0.61% due 05/25/2040		4,073,114	4,079,712

			6,417,066

Government National Mtg. Assoc. - 0.2%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN
0.70% due 02/16/2040		858,488	867,272

Total U.S. Government Agencies (cost $12,400,899)			12,410,849

U.S. GOVERNMENT TREASURIES - 54.1%
United States Treasury Bonds TIPS(3) - 23.4%

0.63% due 02/15/2043		3,649,140	3,034,486
0.75% due 02/15/2042		866,351	749,935
1.75% due 01/15/2028		17,687,637	19,757,639
2.00% due 01/15/2026		9,405,262	10,813,117
2.13% due 02/15/2040		2,587,776	3,083,902
2.13% due 02/15/2041		6,034,014	7,212,529
2.38% due 01/15/2025		3,709,080	4,414,962
2.50% due 01/15/2029		9,226,495	11,296,690
3.63% due 04/15/2028		12,968,010	17,783,395
3.88% due 04/15/2029		18,074,783	25,736,791

			103,883,446

United States Treasury Notes - 30.7%

United States Treasury Notes FRS
0.09% due 01/31/2016		1,000,000	999,612
United States Treasury Notes TIPS(3)
0.13% due 04/15/2016		10,874,843	11,244,414
0.13% due 04/15/2017		11,168,663	11,593,597
0.13% due 04/15/2018		11,896,646	12,320,464
0.13% due 01/15/2023		8,582,025	8,387,591
0.50% due 04/15/2015		2,150,780	2,203,541
0.63% due 07/15/2021		1,034,010	1,079,087
1.13% due 01/15/2021		4,794,120	5,161,546
1.25% due 04/15/2014		13,765,000	13,845,649
1.38% due 07/15/2018		9,078,216	9,981,072
1.38% due 01/15/2020		6,466,260	7,086,109
1.63% due 01/15/2015		6,358,857	6,552,605
1.88% due 07/15/2015		15,575,820	16,423,970
1.88% due 07/15/2019		1,637,205	1,848,506
2.00% due 07/15/2014		6,181,800	6,315,092
2.00% due 01/15/2016		5,870,950	6,273,204
2.38% due 01/15/2017		4,622,520	5,115,105
2.63% due 07/15/2017		8,995,600	10,191,034

			136,622,198

Total U.S. Government Treasuries (cost $222,392,563)			240,505,644

FOREIGN GOVERNMENT TREASURIES - 1.0%
Sovereign - 1.0%

United Kingdom Gilt Treasury Bonds
0.13% due 03/22/2029(3)
(cost $4,174,939)	GBP	2,678,446	4,514,797

PREFERRED SECURITIES - 3.0%
Banks-Commercial - 0.1%

HSBC USA, Inc. FRS Series F
3.50%		20,000	406,600

Banks-Super Regional - 0.5%

US Bancorp FRS 3.50%		2,802	2,191,164

Electric-Integrated - 0.4%

Entergy Louisiana LLC 4.70%		32,000	636,800
Southern California Edison Co. FRS 5.07%		10,000	1,015,000

			1,651,800

Finance-Consumer Loans - 0.5%

SLM Corp. FRS 3.58%		53,000	1,279,420
SLM Corp. FRS 3.63%		33,871	802,743

			2,082,163

Insurance-Life/Health - 0.8%

Prudential Financial, Inc. FRS 3.92%		138,486	3,664,339

Insurance-Multi-line - 0.1%

Allstate Corp. Series E 6.63%		20,000	496,000

Investment Management/Advisor Services - 0.3%

Affiliated Managers Group, Inc. 5.25%		60,000	1,533,600

Telephone-Integrated - 0.3%

Verizon Communications, Inc. 5.90%	53,330	1,333,250

Total Preferred Securities (cost $13,422,800)		13,358,916

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.8%
Banks-Commercial - 0.8%

M&T Bank Corp. 6.88% due 06/15/2016(5)	1,000,000	996,767
Mizuho Capital Investment USD 2, Ltd. FRS
14.95% due 03/31/2014*(5)	1,000,000	1,041,410
Northgroup Preferred Capital Corp. FRS
6.38% due 03/31/2014*(5)	1,000,000	1,010,000
Zions Bancorporation FRS Series I
5.80% due 06/15/2023(5)	500,000	457,500

		3,505,677

Banks-Money Center - 0.1%

UBS Preferred Funding Trust IV FRS(5)
0.85% 03/31/2014	20,000	320,200

Banks-Super Regional - 0.7%

Wachovia Capital Trust III FRS
5.57% due 03/31/2014(5)	3,049,000	2,949,907

Diversified Banking Institutions - 0.4%

BAC Capital Trust XIV FRS
4.00% due 03/17/2014(5)	1,000,000	775,000
Goldman Sachs Capital II FRS
4.00% due 03/31/2014(5)	1,250,000	956,250

		1,731,250

Diversified Financial Services - 0.7%

Citigroup Capital XIII FRS
7.88% due 10/30/2040	40,000	1,100,000
ZFS Finance USA Trust V FRS
6.50% due 05/09/2067*	2,000,000	2,150,000

		3,250,000

Electric-Integrated - 0.3%

Dominion Resources, Inc. FRS
2.55% due 09/30/2066	1,200,000	1,108,295

Insurance-Multi-line - 0.2%

XL Capital, Ltd. FRS
6.50% due 03/31/2014(5)	1,000,000	986,250

Insurance-Reinsurance - 0.3%

Reinsurance Group of America, Inc. FRS
6.75% due 12/15/2065	1,500,000	1,507,500

Special Purpose Entity - 0.3%

Goldman Sachs Capital III FRS
4.00% due 03/31/2014(5)	2,000,000	1,500,000

Total Preferred Securities/Capital Securities (cost $17,352,077)		16,859,079

Total Long-Term Investment Securities (cost $418,725,228)		433,722,660

SHORT-TERM INVESTMENT SECURITIES - 2.6%
Time Deposits - 2.6%

Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 03/03/2014
(cost $11,593,000)	11,593,000	11,593,000

TOTAL INVESTMENTS (cost $430,318,228)(6)	100.1%	445,315,660
Liabilities in excess of other assets	(0.1)	(641,125)

NET ASSETS	100.0%	$444,674,535

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $16,907,669 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Denominated in United States dollars unless otherwise indicated.
(3)	Principal amount of security is adjusted for inflation.
(4)	Collateralized Mortgage Obligation
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	See Note 5 for cost of investments on a tax basis.

AUD -	Australian Dollar
BRL -	Brazilian Dollar
CAD -	Canadian Dollar
GBP -	British Pound
REMIC -	Real Estate Mortgage Investment Conduit
TIPS -	Treasury Inflation Protected Security
FRS -	Floating Rate Security

The rates shown on FRS are the current interest rates as of February 28, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	$—	$26,227,888	$3,215,427	$29,443,315
Insurance-Life/Health	—	4,049,937	2,087,000	6,136,937
Other Industries*	—	28,305,247	—	28,305,247
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	2,403,139	11,420,600	13,823,739
Other Industries*	—	14,685,787	—	14,685,787
Foreign Government Agencies:
Sovereign	—	53,678,350	—	53,678,350
U.S. Government Agencies	—	12,410,849	—	12,410,849
U.S. Government Treasuries:
United States Treasury Bonds	—	103,883,446	—	103,883,446
United States Treasury Notes	—	136,622,198	—	136,622,198
Foreign Government Treasuries	—	4,514,797	—	4,514,797
Preferred Securities	13,358,916	—	—	13,358,916
Preferred Securities/Capital Securities:
Banks-Money Center	320,200	—	—	320,200
Diversified Financial Services	1,100,000	2,150,000	—	3,250,000
Other Industries*	—	13,288,879	—	13,288,879
Short-Term Investment Securities:
Time Deposits	—	11,593,000	—	11,593,000

Total	$14,779,116	$413,813,517	$16,723,027	$445,315,660

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period valued at $4,826,447 were transferred from Level 2 to Level 3 following a reassessment of inputs. There were no additional material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 05/31/2013	$1,012,110	$9,605,000
Accrued discounts	3,297	—
Accrued premiums	(2,656)	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	—	—
Change in unrealized depreciation (1)	(39,340)	(225,000)
Net purchases	2,543,169	—
Net sales	(1,000,000)	—
Transfers into Level 3	2,785,847	2,040,600
Transfers out of Level 3	—	—

Balance as of 02/28/2014	$5,302,427	$11,420,600

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 28, 2014 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(23,933)	$(225,000)

The Fund’s securities classified as Level 3, with a fair value of $16,723,027 at February 28, 2014, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.9%
Australia - 6.5%

AGL Energy, Ltd.	41,496	$579,503
ALS, Ltd.#	28,602	193,719
Alumina, Ltd.†#	188,243	215,013
Amcor, Ltd.	89,472	807,185
AMP, Ltd.	219,546	946,254
APA Group#	61,452	366,309
Asciano, Ltd.	73,741	354,677
ASX, Ltd.	14,335	480,461
Aurizon Holdings, Ltd.	151,488	688,067
Australia & New Zealand Banking Group, Ltd.	203,465	5,835,400
Bank of Queensland, Ltd.	23,801	254,653
Bendigo and Adelaide Bank, Ltd.#	30,724	305,146
BGP Holdings PLC(1)(2)	835,027	0
BHP Billiton, Ltd.	238,309	8,161,697
Boral, Ltd.#	57,762	287,100
Brambles, Ltd.	115,767	967,964
Caltex Australia, Ltd.	10,098	189,050
CFS Retail Property Trust Group	152,094	267,370
Coca-Cola Amatil, Ltd.#	41,961	423,116
Cochlear, Ltd.#	4,260	217,821
Commonwealth Bank of Australia	119,530	7,963,426
Computershare, Ltd.	35,300	373,904
Crown Resorts, Ltd.	29,524	455,254
CSL, Ltd.	36,153	2,329,253
Dexus Property Group	355,395	339,336
Echo Entertainment Group, Ltd.#	57,140	135,630
Federation Centres, Ltd.	103,244	220,190
Flight Centre Travel Group, Ltd.#	4,139	191,505
Fortescue Metals Group, Ltd.#	114,837	557,463
Goodman Group	126,682	542,614
GPT Group	124,992	414,916
Harvey Norman Holdings, Ltd.#	40,125	114,936
Iluka Resources, Ltd.#	31,238	261,748
Incitec Pivot, Ltd.	121,756	341,158
Insurance Australia Group, Ltd.	170,225	824,818
Leighton Holdings, Ltd.#	12,629	203,640
Lend Lease Group	40,186	404,500
Macquarie Group, Ltd.	21,446	1,076,858
Metcash, Ltd.#	66,250	183,266
Mirvac Group	270,691	426,338
National Australia Bank, Ltd.	174,195	5,400,084
Newcrest Mining, Ltd.	57,022	577,020
Orica, Ltd.#	27,425	590,771
Origin Energy, Ltd.	81,832	1,054,449
Qantas Airways, Ltd.†	83,074	86,363
QBE Insurance Group, Ltd.	91,145	1,042,692
Ramsay Health Care, Ltd.	9,798	421,861
REA Group, Ltd.#	3,895	172,360
Rio Tinto, Ltd.	32,338	1,928,789
Santos, Ltd.	72,342	880,521
Seek, Ltd.#	23,972	366,007
Sonic Healthcare, Ltd.	27,902	432,484
SP AusNet#	126,376	149,422
Stockland	170,329	586,693
Suncorp Group, Ltd.	95,355	1,032,993
Sydney Airport	81,213	294,230
Tabcorp Holdings, Ltd.#	56,081	177,656
Tatts Group, Ltd.	103,547	269,808
Telstra Corp., Ltd.	325,169	1,465,330
Toll Holdings, Ltd.#	51,675	245,317
Transurban Group	105,010	662,499
Treasury Wine Estates, Ltd.#	47,370	163,587
Wesfarmers, Ltd.	84,825	3,251,038
Westfield Group	146,071	1,338,658
Westfield Retail Trust	219,895	610,254
Westpac Banking Corp.	230,550	6,885,823
Woodside Petroleum, Ltd.	48,968	1,658,285
Woolworths, Ltd.	93,022	2,994,104
WorleyParsons, Ltd.	15,482	232,236

		73,872,592

Austria - 0.4%

Andritz AG	9,076	570,445
Erste Group Bank AG	9,161	325,101
Immoeast AG†(1)(2)	13,480	0
IMMOFINANZ AG	92,762	469,905
OMV AG	60,879	2,770,512
Raiffeisen Bank International AG	4,528	157,812
Telekom Austria AG	6,886	67,056
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,113	56,996
Voestalpine AG	4,387	197,738

		4,615,565

Belgium - 0.8%

Ageas	7,952	364,902
Anheuser-Busch InBev NV	40,168	4,210,965
Belgacom SA#	13,871	418,439
Colruyt SA	29,403	1,632,531
Delhaize Group SA	5,618	404,088
Groupe Bruxelles Lambert SA	3,090	303,976
KBC Groep NV	11,881	754,042
Solvay SA	2,212	343,182
Telenet Group Holding NV	1,748	111,566
UCB SA	4,205	337,512
Umicore SA	3,791	186,389

		9,067,592

Bermuda - 0.3%

Beijing Enterprises Water Group, Ltd.	1,194,000	855,434
Cheung Kong Infrastructure Holdings, Ltd.	47,000	307,659
China Resources Gas Group, Ltd.	36,000	126,409
Credicorp, Ltd.	800	103,920
First Pacific Co., Ltd.#	176,000	174,173
GOME Electrical Appliances Holding, Ltd.	1,554,000	260,317
Kerry Properties, Ltd.	49,000	161,954
Li & Fung, Ltd.#	436,000	569,681
Noble Group, Ltd.	323,000	262,446
NWS Holdings, Ltd.	110,000	172,359
Seadrill, Ltd.#	13,904	512,887
Shangri-La Asia, Ltd.#	116,000	193,419
Yue Yuen Industrial Holdings, Ltd.	55,500	169,134

		3,869,792

Brazil - 0.6%

AMBEV SA	153,600	1,105,776
America Latina Logistica SA	28,800	82,909
Anhanguera Educacional Participacoes SA	22,500	125,994
Banco Bradesco SA	19,000	236,209
Banco do Brasil SA	21,300	188,041
Banco Santander Brasil SA	46,100	225,118
BB Seguridade Participacoes SA	26,400	262,339
BM&FBovespa SA	44,600	191,544
BR Malls Participacoes SA	12,800	98,044
BRF SA	12,800	234,301
CCR SA	22,900	157,045

Centrais Eletricas Brasileiras SA	27,800	59,281
CETIP SA-Mercados Organizados	15,100	160,998
Cia de Saneamento Basico do Estado de Sao Paulo	10,100	92,611
Cia de Saneamento de Minas Gerais-COPASA	5,000	71,010
Cia Hering	8,100	86,018
Cia Siderurgica Nacional SA	11,900	51,919
Cielo SA	13,200	357,480
Cosan SA Industria e Comercio	1,200	17,754
CPFL Energia SA	7,000	50,155
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,900	133,120
EcoRodovias Infraestrutura e Logistica SA	20,200	106,395
EDP-Energias do Brasil SA	16,100	61,317
Embraer SA	24,800	221,584
Estacio Participacoes SA	5,000	47,127
Fibria Celulose SA†	1,900	20,096
Hypermarcas SA	7,000	43,378
JBS SA	21,100	67,491
Kroton Educacional SA	3,500	65,231
Localiza Rent a Car SA	3,100	41,197
Lojas Americanas SA	25,600	135,383
Lojas Renner SA	400	9,843
MRV Engenharia e Participacoes SA	8,900	30,821
Petroleo Brasileiro SA	117,200	649,292
Porto Seguro SA	2,400	33,245
Souza Cruz SA	19,000	164,819
Tim Participacoes SA	3,500	17,106
Totvs SA	3,100	42,783
Ultrapar Participacoes SA	6,600	146,792
Vale SA	52,400	737,477

		6,629,043

Cayman Islands - 0.5%

ANTA Sports Products, Ltd.	326,000	504,088
ASM Pacific Technology, Ltd.#	18,200	164,985
Biostime International Holdings, Ltd.	86,500	771,311
MGM China Holdings, Ltd.	70,800	301,974
Sands China, Ltd.	180,000	1,506,465
Tencent Holdings, Ltd.	21,200	1,700,524
Wynn Macau, Ltd.#	115,600	555,615

		5,504,962

China - 1.2%

Agricultural Bank of China, Ltd., Class H	700,000	296,757
Air China, Ltd., Class H	138,000	89,978
Anhui Conch Cement Co., Ltd., Class H	207,500	756,680
AviChina Industry & Technology Co., Ltd., Class H	208,000	127,043
Bank of China, Ltd., Class H	1,919,000	806,121
Bank of Communications Co., Ltd., Class H	632,000	404,745
Beijing Capital International Airport Co., Ltd., Class H	858,000	652,299
China BlueChemical, Ltd., Class H	1,000,000	585,010
China Construction Bank Corp., Class H	2,658,302	1,829,166
China Merchants Bank Co., Ltd., Class H	167,000	292,660
China Oilfield Services, Ltd., Class H	254,000	687,322
China Petroleum & Chemical Corp., Class H	1,452,000	1,289,120
China Railway Construction Corp., Ltd., Class H	590,500	490,019
China Shenhua Energy Co., Ltd., Class H	153,500	417,348
China Telecom Corp., Ltd., Class H	416,000	181,183
China Vanke Co., Ltd., Class B	363,700	538,950
Chongqing Rural Commercial Bank, Class H	404,000	168,148
CSR Corp., Ltd., Class H	544,000	407,270
Dongfeng Motor Group Co., Ltd., Class H	40,000	54,120
Industrial & Commercial Bank of China, Ltd., Class H	2,885,000	1,732,364
Jiangsu Expressway Co., Ltd., Class H	216,000	275,269
People’s Insurance Co. Group of China, Ltd., Class H	439,000	190,069
Zijin Mining Group Co., Ltd., Class H	3,264,000	710,795

		12,982,436

Colombia - 0.0%

Almacenes Exito SA	8,535	105,207
Bancolombia SA	7,471	88,002
Cementos Argos SA	5,800	26,080
Ecopetrol SA	106,112	181,521
Grupo Argos SA	14,377	131,262
Interconexion Electrica SA ESP	3,933	14,609

		546,681

Czech Republic - 0.0%

CEZ AS	7,670	206,914
Komercni Banka AS	425	103,058
Telefonica Czech Republic AS	8,517	129,468

		439,440

Denmark - 2.3%

AP Moeller-Maersk A/S, Series A	114	1,335,781
AP Moeller-Maersk A/S, Series B	311	3,802,294
Carlsberg A/S, Class B	39,612	4,179,903
Coloplast A/S, Class B	4,155	349,984
Danske Bank A/S†	141,351	3,743,913
DSV A/S	6,223	199,357
Novo Nordisk A/S	200,479	9,555,801
Novozymes A/S, Class B#	8,297	385,960
TDC A/S#	236,463	2,348,666
Tryg A/S	829	80,040
William Demant Holding A/S†#	770	69,316

		26,051,015

Egypt - 0.0%

Commercial International Bank Egypt SAE	45,291	238,146
Global Telecom Holding†	74,205	52,344

		290,490

Finland - 0.5%

Elisa Oyj	22,377	626,388
Fortum Oyj	16,605	393,305
Kone Oyj, Class B#	14,064	572,864
Metso Oyj#	4,701	152,227
Neste Oil Oyj#	14,540	311,279
Nokia Oyj†	135,502	1,044,582
Nokian Renkaat Oyj#	3,888	174,415
Orion Oyj, Class B#	3,324	109,472
Pohjola Bank PLC, Class A	5,841	135,447
Sampo	16,963	859,529
Stora Enso OYJ, Class R	21,126	240,718
UPM-Kymmene OYJ	24,885	452,030
Wartsila Oyj Abp#	6,262	370,199

		5,442,455

France - 9.7%

Accor SA	5,595	285,936
Aeroports de Paris	22,571	2,739,750
Air Liquide SA	44,992	6,195,343
Alcatel-Lucent†#	135,719	591,972
Alstom SA	20,228	545,990
Arkema SA	5,977	650,104
AtoS	2,798	272,084
AXA SA	237,461	6,207,916
BNP Paribas SA	116,238	9,539,962
Bouygues SA#	25,367	1,022,761
Bureau Veritas SA	7,692	212,239
Cap Gemini SA	5,112	400,292
Carrefour SA	124,966	4,608,949
Casino Guichard Perrachon SA	23,892	2,715,420
CGG SA†	5,095	78,062
Christian Dior SA	19,524	3,861,789
Cie de St-Gobain	15,131	908,512
Cie Generale des Etablissements Michelin	11,660	1,425,472
CNP Assurances	25,762	555,436
Credit Agricole SA†	232,480	3,696,678
Danone SA	84,001	5,934,148
Dassault Systemes	23,202	2,667,103
Edenred	7,453	239,696
Electricite de France	53,674	2,134,795
Essilor International SA	7,318	764,245
Eurazeo SA	986	77,317
Eutelsat Communications SA	5,063	165,172
Fonciere Des Regions	1,101	103,188
GDF Suez	179,787	4,613,296
Gecina SA	20,885	2,872,956
Groupe Eurotunnel SA	21,116	253,749
ICADE	1,306	128,747
Iliad SA	867	211,461
Imerys SA	22,527	2,098,847
JCDecaux SA	2,122	93,699
Kering	2,743	562,624
Klepierre	3,387	154,465
L’Oreal SA	12,755	2,161,103
Lafarge SA	6,751	507,574
Lagardere SCA	3,702	148,672
Legrand SA	9,853	611,052
LVMH Moet Hennessy Louis Vuitton SA	11,843	2,204,379
Natixis	35,856	258,695
Orange SA	173,990	2,177,997
Pernod Ricard SA	8,603	1,012,795
Publicis Groupe SA	6,514	618,600
Remy Cointreau SA#	893	75,805
Renault SA	8,028	800,163
Rexel SA	9,498	239,849
Safran SA	9,644	679,026
Sanofi	55,068	5,725,862
Schneider Electric SA (Euronext Paris)	23,276	2,080,280
Schneider Electric SA (LSE)†	653	57,722
SCOR SE	5,605	196,354
Societe BIC SA	980	125,638
Societe Generale SA	88,972	5,940,841
Sodexo	3,516	375,147
Suez Environnement Co.	11,006	219,974
Technip SA	3,723	365,835
Thales SA	3,521	233,768
Total SA	104,865	6,807,367
Unibail-Rodamco SE	3,509	924,619
Valeo SA	2,762	386,767
Vallourec SA	4,036	216,931
Veolia Environnement SA	13,914	263,307
Vinci SA	17,309	1,293,253
Vivendi SA	83,165	2,377,930
Wendel SA	1,209	181,730
Zodiac Aerospace	5,715	201,825

		109,061,035

Germany - 7.4%

Adidas AG	15,358	1,789,166
Allianz SE	44,703	8,002,953
Axel Springer SE#	3,562	251,781
BASF SE	43,867	5,051,051
Bayer AG	81,058	11,512,903
Bayerische Motoren Werke AG	50,010	5,812,227
Beiersdorf AG	7,452	761,472
Brenntag AG	5,392	1,002,888
Celesio AG	1,769	62,460
Commerzbank AG†	35,945	651,940
Continental AG	13,518	3,290,497
Daimler AG	39,491	3,680,477
Deutsche Bank AG	55,536	2,701,370
Deutsche Boerse AG	7,012	575,300
Deutsche Lufthansa AG†	9,183	238,169
Deutsche Post AG	60,889	2,286,867
Deutsche Telekom AG	408,033	6,924,643
Deutsche Wohnen AG (BR)	10,819	229,229
E.ON SE	142,544	2,719,134
Fraport AG Frankfurt Airport Services Worldwide#	1,503	119,849
Fresenius Medical Care AG & Co. KGaA	7,604	525,945
Fresenius SE & Co. KGaA	6,900	1,072,411
GEA Group AG	6,736	326,721
Hannover Rueck SE	1,945	165,645
HeidelbergCement AG	5,203	428,891
Henkel AG & Co. KGaA	4,809	486,489
Hochtief AG#	960	89,245
Hugo Boss AG	5,893	784,860
Infineon Technologies AG#	73,438	833,233
K+S AG#	6,474	218,889
Kabel Deutschland Holding AG	807	114,676
LANXESS AG	7,034	522,152
Linde AG	6,673	1,382,993
MAN SE	1,227	158,354
Merck KGaA	17,902	3,138,187
Metro AG†#	4,472	185,459
Muenchener Rueckversicherungs AG	16,896	3,699,965
OSRAM Licht AG†	2,951	200,629
ProSiebenSat.1 Media AG	8,104	386,475
RWE AG	33,169	1,328,399
SAP AG	33,257	2,686,340
Siemens AG	41,460	5,537,309
Sky Deutschland AG†	15,824	165,780
Suedzucker AG#	22,414	623,402
Telefonica Deutschland Holding AG	9,800	78,456
ThyssenKrupp AG†	16,410	447,578
United Internet AG	3,985	185,449
Volkswagen AG	1,017	259,837

		83,698,145

Greece - 0.1%

Alpha Bank AE†	68,026	68,826
Folli Follie SA†	572	20,093
Hellenic Petroleum SA	762	7,352

Hellenic Telecommunications Organization SA†	6,508	114,084
JUMBO SA†	2,211	41,902
National Bank of Greece SA†	9,625	47,296
OPAP SA	9,926	156,190
Piraeus Bank SA†	39,396	108,757
Public Power Corp. SA	1,280	20,442

		584,942

Guernsey - 0.0%

Resolution, Ltd.	48,974	309,832

Hong Kong - 2.6%

AIA Group, Ltd.	894,400	4,373,721
Bank of East Asia, Ltd.	109,600	453,339
BOC Hong Kong Holdings, Ltd.	275,500	837,801
Cathay Pacific Airways, Ltd.	88,000	178,709
Cheung Kong Holdings, Ltd.	103,000	1,613,906
China Mobile, Ltd.	220,000	2,090,702
China Resources Power Holdings Co., Ltd.	144,000	347,357
China Taiping Insurance Holdings Co., Ltd.†	73,600	122,911
CLP Holdings, Ltd.#	132,000	1,027,350
CNOOC, Ltd.	792,000	1,298,135
Galaxy Entertainment Group, Ltd.†	157,000	1,573,935
Guangdong Investment, Ltd.	752,000	782,955
Hang Lung Properties, Ltd.	167,000	464,812
Hang Seng Bank, Ltd.#	56,800	921,471
Henderson Land Development Co., Ltd.#	79,000	443,325
HKT Trust and HKT, Ltd.#	12,086	12,926
Hong Kong & China Gas Co., Ltd.	429,000	924,275
Hong Kong Exchanges and Clearing, Ltd.	82,200	1,276,340
Hopewell Holdings, Ltd.	42,500	143,756
Hutchison Whampoa, Ltd.	159,000	2,143,070
Hysan Development Co., Ltd.	47,000	195,617
Link REIT	171,500	795,562
MTR Corp., Ltd.	111,500	405,883
New World Development Co., Ltd.#	283,000	365,394
PCCW, Ltd.	278,000	131,826
Power Assets Holdings, Ltd.	103,500	864,884
Shougang Fushan Resources Group, Ltd.	1,908,000	513,845
Sino Land Co., Ltd.	224,000	318,658
SJM Holdings, Ltd.	144,000	463,885
Sun Art Retail Group, Ltd.	387,500	439,901
Sun Hung Kai Properties, Ltd.	119,000	1,521,896
Swire Pacific, Ltd., Class A	50,000	561,494
Swire Properties, Ltd.	87,400	232,562
Wharf Holdings, Ltd.	113,000	789,925
Wheelock & Co., Ltd.	68,000	278,202

		28,910,330

Hungary - 0.0%

MOL Hungarian Oil & Gas PLC	1,086	63,816
OTP Bank PLC	6,210	110,317

		174,133

India - 0.5%

Bajaj Auto, Ltd.	1,597	50,064
Bharat Heavy Electricals, Ltd.	35,995	97,857
Cipla, Ltd.	123,587	767,384
Coal India, Ltd.	154,559	608,461
Dabur India, Ltd.	13,916	38,865
Divi’s Laboratories, Ltd.	3,134	71,878
Dr Reddy’s Laboratories, Ltd.	716	33,575
HCL Technologies, Ltd.	35,192	896,209
Idea Cellular, Ltd.	319,313	669,228
Infosys, Ltd.	2,297	141,891
Lupin, Ltd.	35,999	579,655
Nestle India, Ltd.	8,789	686,330
Ranbaxy Laboratories, Ltd.†	132,246	778,796
Tata Consultancy Services, Ltd.	4,006	146,838

		5,567,031

Indonesia - 0.2%

Bank Negara Indonesia Persero Tbk PT	1,038,000	406,831
Indocement Tunggal Prakarsa Tbk PT	354,500	685,548
Telekomunikasi Indonesia Persero Tbk PT	809,200	162,063
Tower Bersama Infrastructure Tbk PT†	1,358,300	731,275

		1,985,717

Ireland - 0.3%

Bank of Ireland†	1,269,167	665,696
CRH PLC (ISE)	21,152	624,456
CRH PLC (LSE)	26,652	789,098
James Hardie Industries PLC CDI	32,844	424,971
Kerry Group PLC, Class A	10,283	776,817

		3,281,038

Isle of Man - 0.0%

Genting Singapore PLC	459,000	487,007

Israel - 0.4%

Bank Hapoalim BM	77,807	422,664
Bank Leumi Le-Israel BM†	92,394	352,524
Bezeq The Israeli Telecommunication Corp., Ltd.	140,797	228,322
Delek Group, Ltd.	302	113,149
Israel Chemicals, Ltd.	32,857	277,854
Israel Corp., Ltd.†	199	105,591
Mizrahi Tefahot Bank, Ltd.	9,286	114,463
NICE Systems, Ltd.	4,237	173,199
Teva Pharmaceutical Industries, Ltd.	62,693	3,042,591

		4,830,357

Italy - 2.7%

Assicurazioni Generali SpA	63,081	1,418,382
Atlantia SpA	13,883	351,827
Banca Monte dei Paschi di Siena SpA†#	685,625	174,037
Enel Green Power SpA	59,905	168,185
Enel SpA	973,811	5,000,244
Eni SpA	331,998	8,010,332
Exor SpA	6,219	252,973
Fiat SpA†	92,214	965,442
Finmeccanica SpA†	16,000	157,354
Intesa Sanpaolo SpA	1,719,641	5,331,153
Luxottica Group SpA	6,225	345,327
Mediobanca SpA†	18,220	181,702
Pirelli & C. SpA	7,911	137,586
Prysmian SpA	15,150	391,883
Saipem SpA	16,409	385,945
Snam SpA	72,787	414,330
Telecom Italia SpA	2,495,438	2,836,508
Telecom Italia SpA RSP	233,946	205,052
Terna Rete Elettrica Nazionale SpA	53,068	271,024
UniCredit SpA	157,397	1,252,476
Unione di Banche Italiane SCpA	212,355	1,843,685
UnipolSai Assicurazioni SpA	33,106	113,235

		30,208,682

Japan - 17.8%

ABC-Mart, Inc.	800	31,679
ACOM Co., Ltd.†#	71,200	204,288
Advantest Corp.#	5,100	55,375
Aeon Co., Ltd.	124,200	1,518,176
AEON Financial Service Co., Ltd.	3,700	90,600
Aeon Mall Co., Ltd.	16,200	448,099
Air Water, Inc.	5,000	74,040
Aisin Seiki Co., Ltd.	15,300	530,697
Ajinomoto Co., Inc.	44,000	681,812
Alfresa Holdings Corp.	22,200	1,302,289
Amada Co., Ltd.	22,000	183,099
ANA Holdings, Inc.#	602,000	1,342,773
Aozora Bank, Ltd.	36,000	104,707
Asahi Glass Co., Ltd.	261,000	1,433,615
Asahi Group Holdings, Ltd.	13,000	364,312
Asahi Kasei Corp.	238,000	1,690,813
Asics Corp.#	5,100	99,524
Astellas Pharma, Inc.	15,400	997,815
Bank of Kyoto, Ltd.#	136,000	1,049,032
Bank of Yokohama, Ltd.	294,000	1,481,989
Benesse Holdings, Inc.	2,400	90,203
Bridgestone Corp.	71,000	2,558,288
Brother Industries, Ltd.	8,100	115,566
Calbee, Inc.	15,600	378,772
Canon, Inc.	121,600	3,778,119
Casio Computer Co., Ltd.	7,600	85,805
Central Japan Railway Co.	20,800	2,418,866
Chiba Bank, Ltd.	25,000	151,322
Chiyoda Corp.	27,000	409,630
Chubu Electric Power Co., Inc.	72,500	894,763
Chugai Pharmaceutical Co., Ltd.	64,500	1,646,566
Chugoku Bank, Ltd.	72,500	898,325
Chugoku Electric Power Co., Inc.	10,000	141,790
Citizen Holdings Co., Ltd.	9,100	74,485
Coca-Cola West Co., Ltd.	16,000	296,355
Credit Saison Co., Ltd.	55,000	1,205,709
Dai Nippon Printing Co., Ltd.	99,000	994,183
Dai-ichi Life Insurance Co., Ltd.	139,400	2,032,717
Daicel Corp.	10,000	86,273
Daido Steel Co., Ltd.	10,000	45,888
Daihatsu Motor Co., Ltd.#	70,700	1,135,841
Daiichi Sankyo Co., Ltd.	96,100	1,654,389
Daikin Industries, Ltd.	7,900	453,103
Dainippon Sumitomo Pharma Co., Ltd.	76,100	1,407,293
Daito Trust Construction Co., Ltd.	5,000	465,019
Daiwa House Industry Co., Ltd.	102,000	1,850,172
Daiwa Securities Group, Inc.	245,000	2,205,169
Dena Co., Ltd.#	25,800	557,728
Denso Corp.	57,800	3,089,634
Dentsu, Inc.	28,400	1,067,407
Don Quijote Holdings Co., Ltd.	8,100	439,344
East Japan Railway Co.	11,300	881,837
Eisai Co., Ltd.	8,300	323,779
Electric Power Development Co., Ltd.	3,900	121,097
FamilyMart Co., Ltd.#	27,800	1,237,437
FANUC Corp.	20,600	3,573,676
Fast Retailing Co., Ltd.	2,600	895,451
Fuji Electric Co., Ltd.	239,000	1,094,370
Fuji Heavy Industries, Ltd.	27,700	749,318
FUJIFILM Holdings Corp.	73,800	2,120,381
Fujitsu, Ltd.†	63,000	392,473
Fukuoka Financial Group, Inc.	210,000	846,025
Gree, Inc.#	3,300	36,512
GungHo Online Entertainment, Inc.#	11,200	69,003
Gunma Bank, Ltd.	13,000	68,340
Hachijuni Bank, Ltd.	140,000	751,105
Hakuhodo DY Holdings, Inc.	7,200	53,768
Hamamatsu Photonics KK	2,400	97,396
Hankyu Hanshin Holdings, Inc.	283,000	1,551,675
Hino Motors, Ltd.	94,300	1,390,825
Hirose Electric Co., Ltd.	1,000	142,478
Hiroshima Bank, Ltd.	17,000	64,646
Hisamitsu Pharmaceutical Co., Inc.	4,200	196,443
Hitachi Chemical Co., Ltd.	9,300	129,763
Hitachi Construction Machinery Co., Ltd.#	7,800	151,294
Hitachi High-Technologies Corp.	2,000	48,266
Hitachi Metals, Ltd.	89,000	1,328,397
Hitachi, Ltd.	494,000	3,897,828
Hokkaido Electric Power Co., Inc.†	6,300	64,195
Hokuhoku Financial Group, Inc.	278,000	521,745
Hokuriku Electric Power Co.	12,100	155,396
Honda Motor Co., Ltd.	147,200	5,275,016
Hoya Corp.	21,100	625,308
Hulic Co., Ltd.	8,600	98,955
Ibiden Co., Ltd.	3,900	76,260
Idemitsu Kosan Co., Ltd.	2,800	57,145
IHI Corp.	252,000	1,151,420
Iida Group Holdings Co., Ltd.†	27,800	420,128
Inpex Corp.	155,900	1,976,132
Isetan Mitsukoshi Holdings, Ltd.	12,000	135,364
Isuzu Motors, Ltd.	236,000	1,435,433
ITOCHU Corp.	199,000	2,471,612
ITOCHU Techno-Solutions Corp.#	800	37,064
Iyo Bank, Ltd.	8,700	78,733
J. Front Retailing Co., Ltd.	16,000	101,248
Japan Airlines Co., Ltd.	2,000	99,440
Japan Exchange Group, Inc.	8,300	196,877
Japan Petroleum Exploration Co.	1,000	36,553
Japan Prime Realty Investment Corp.	22	76,201
Japan Real Estate Investment Corp.	37	200,324
Japan Retail Fund Investment Corp.	532	1,049,677
Japan Steel Works, Ltd.	177,000	864,390
Japan Tobacco, Inc.	49,100	1,559,312
JFE Holdings, Inc.	16,700	339,678
JGC Corp.	7,000	258,829
Joyo Bank, Ltd.	23,000	109,610
JSR Corp.	6,100	104,474
JTEKT Corp.	7,100	117,973
JX Holdings, Inc.	76,400	395,625
Kajima Corp.	119,000	418,611
Kakaku.com, Inc.	4,800	79,851
Kamigumi Co., Ltd.	8,000	74,128
Kaneka Corp.	9,000	58,721
Kansai Electric Power Co., Inc.†	23,900	266,312
Kansai Paint Co., Ltd.	8,000	103,763
Kao Corp.	73,200	2,513,845
Kawasaki Heavy Industries, Ltd.	47,000	192,120
KDDI Corp.	22,100	1,346,586
Keikyu Corp.	16,000	134,106
Keio Corp.	20,000	141,299
Keisei Electric Railway Co., Ltd.	9,000	78,884
Keyence Corp.	1,500	643,657
Kikkoman Corp.	5,000	97,131
Kinden Corp.	4,000	41,545
Kintetsu Corp.#	287,000	1,040,611
Kirin Holdings Co., Ltd.	144,000	1,959,713
Kobe Steel, Ltd.†#	103,000	140,680

Koito Manufacturing Co., Ltd.	3,000	56,628
Komatsu, Ltd.	123,500	2,586,013
Konami Corp.#	3,500	87,904
Konica Minolta, Inc.	65,000	659,772
Kubota Corp.	36,000	503,370
Kuraray Co., Ltd.	11,600	129,712
Kurita Water Industries, Ltd.#	3,700	78,094
Kyocera Corp.	11,000	496,227
Kyowa Hakko Kirin Co., Ltd.	68,000	728,977
Kyushu Electric Power Co., Inc.†	14,500	186,076
Lawson, Inc.#	2,100	145,681
LIXIL Group Corp.	9,000	262,740
M3, Inc.	23	76,501
Mabuchi Motor Co., Ltd.	800	53,375
Makita Corp.	3,800	211,339
Marubeni Corp.	261,000	1,828,564
Marui Group Co., Ltd.	84,700	696,609
Maruichi Steel Tube, Ltd.	1,500	41,903
Mazda Motor Corp.†	91,000	437,251
McDonald’s Holdings Co. Japan, Ltd.#	2,000	53,454
Medipal Holdings Corp.	4,400	67,879
MEIJI Holdings Co., Ltd.	2,000	131,669
Miraca Holdings, Inc.	2,900	132,220
Mitsubishi Chemical Holdings Corp.	46,300	208,821
Mitsubishi Corp.	47,600	910,653
Mitsubishi Electric Corp.	66,000	781,468
Mitsubishi Estate Co., Ltd.	50,000	1,180,603
Mitsubishi Gas Chemical Co., Inc.	13,000	82,903
Mitsubishi Heavy Industries, Ltd.	103,000	632,554
Mitsubishi Logistics Corp.	4,000	55,458
Mitsubishi Materials Corp.	142,000	445,102
Mitsubishi Motors Corp.†	21,500	237,880
Mitsubishi Tanabe Pharma Corp.	7,300	107,452
Mitsubishi UFJ Financial Group, Inc.	784,100	4,522,617
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,800	213,169
Mitsui & Co., Ltd.	77,000	1,183,335
Mitsui Chemicals, Inc.#	28,000	72,359
Mitsui Fudosan Co., Ltd.	30,000	892,306
Mitsui OSK Lines, Ltd.	36,000	149,278
Mizuho Financial Group, Inc.	1,551,100	3,185,417
MS&AD Insurance Group Holdings	17,400	411,705
Murata Manufacturing Co., Ltd.	6,900	657,049
Nabtesco Corp.	3,700	92,673
Namco Bandai Holdings, Inc.	6,000	134,244
NEC Corp.	545,000	1,836,838
Nexon Co., Ltd.	96,900	822,655
NGK Insulators, Ltd.	9,000	194,556
NGK Spark Plug Co., Ltd.	6,000	135,010
NHK Spring Co., Ltd.	5,600	58,218
Nidec Corp.#	3,400	417,274
Nikon Corp.	11,600	212,349
Nintendo Co., Ltd.	3,600	444,119
Nippon Building Fund, Inc.	44	251,626
Nippon Electric Glass Co., Ltd.	162,000	733,831
Nippon Express Co., Ltd.	263,000	1,224,939
Nippon Meat Packers, Inc.	6,000	96,217
Nippon Paint Co., Ltd.	5,000	76,545
Nippon Prologis REIT, Inc.	40	85,683
Nippon Steel & Sumitomo Metal Corp.	258,000	752,933
Nippon Telegraph & Telephone Corp.	20,600	1,153,981
Nippon Yusen KK	54,000	172,448
Nishi-Nippon City Bank, Ltd.	23,000	54,466
Nissan Motor Co., Ltd.	84,700	758,197
Nisshin Seifun Group, Inc.	6,500	70,001
Nissin Foods Holdings Co., Ltd.	2,000	89,417
Nitori Holdings Co., Ltd.	2,300	103,960
Nitto Denko Corp.	20,300	948,477
NKSJ Holdings, Inc.	11,400	287,772
NOK Corp.	3,400	55,659
Nomura Holdings, Inc.	135,100	911,995
Nomura Real Estate Holdings, Inc.	54,600	1,118,074
Nomura Real Estate Office Fund, Inc.	61	257,738
Nomura Research Institute, Ltd.	3,400	111,251
NSK, Ltd.	16,000	174,826
NTT Data Corp.	4,200	173,538
NTT DOCOMO, Inc.	135,500	2,264,769
NTT Urban Development Corp.	8,400	72,387
Obayashi Corp.	22,000	134,676
Odakyu Electric Railway Co., Ltd.	21,000	187,776
Oji Holdings Corp.	59,000	282,333
Olympus Corp.†	8,100	280,957
Omron Corp.	6,900	289,845
Ono Pharmaceutical Co., Ltd.	2,800	277,056
Oracle Corp. Japan	1,300	54,097
Oriental Land Co., Ltd.	1,600	240,071
ORIX Corp.	48,900	720,743
Osaka Gas Co., Ltd.	320,000	1,330,058
Otsuka Corp.	500	64,213
Otsuka Holdings Co., Ltd.	12,200	374,379
Panasonic Corp.#	188,800	2,367,189
Park24 Co., Ltd.	3,300	66,571
Rakuten, Inc.	24,500	351,238
Resona Holdings, Inc.	351,200	1,828,987
Ricoh Co., Ltd.	22,800	286,092
Rinnai Corp.	1,100	92,306
Rohm Co., Ltd.	3,300	170,561
Sankyo Co., Ltd.	1,700	70,492
Sanrio Co., Ltd.#	1,700	64,896
Santen Pharmaceutical Co., Ltd.	2,400	112,135
SBI Holdings, Inc.	6,800	80,849
Secom Co., Ltd.	7,100	400,243
Sega Sammy Holdings, Inc.	6,300	147,208
Seiko Epson Corp.	4,400	132,298
Sekisui Chemical Co., Ltd.	80,000	911,074
Sekisui House, Ltd.	117,600	1,472,167
Seven & I Holdings Co., Ltd.#	30,100	1,127,752
Seven Bank, Ltd.	18,500	67,623
Sharp Corp.†	52,000	168,105
Shikoku Electric Power Co., Inc.†	6,100	94,464
Shimadzu Corp.	8,000	66,267
Shimamura Co., Ltd.	1,300	117,392
Shimano, Inc.	2,600	235,295
Shimizu Corp.	20,000	107,890
Shin-Etsu Chemical Co., Ltd.	39,400	2,229,195
Shinsei Bank, Ltd.	55,000	114,032
Shionogi & Co., Ltd.	74,600	1,612,656
Shiseido Co., Ltd.#	12,100	214,250
Shizuoka Bank, Ltd.	19,000	183,335
Showa Denko KK#	111,000	160,332
Showa Shell Sekiyu KK	6,500	63,806
SMC Corp.	1,800	456,588
SoftBank Corp.	87,300	6,577,738
Sojitz Corp.	42,200	74,639
Sony Corp.#	35,300	617,412
Sony Financial Holdings, Inc.	6,100	98,360
Stanley Electric Co., Ltd.	4,900	112,329
Sumco Corp.#	3,800	29,125
Sumitomo Chemical Co., Ltd.	51,000	208,470
Sumitomo Corp.#	94,300	1,243,496
Sumitomo Electric Industries, Ltd.	25,700	392,937

Sumitomo Heavy Industries, Ltd.	19,000	87,560
Sumitomo Metal Mining Co., Ltd.	18,000	235,236
Sumitomo Mitsui Financial Group, Inc.	73,700	3,287,786
Sumitomo Mitsui Trust Holdings, Inc.	113,000	529,635
Sumitomo Realty & Development Co., Ltd.	12,000	482,618
Sumitomo Rubber Industries, Ltd.	5,900	79,366
Suntory Beverage & Food, Ltd.	4,600	162,042
Suruga Bank, Ltd.	6,000	105,591
Suzuken Co., Ltd.	2,300	87,236
Suzuki Motor Corp.	68,300	1,832,832
Sysmex Corp.	2,400	143,146
T&D Holdings, Inc.	19,900	243,642
Taiheiyo Cement Corp.	343,000	1,206,583
Taisei Corp.	31,000	137,988
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	83,659
Taiyo Nippon Sanso Corp.	8,000	59,900
Takashimaya Co., Ltd.	9,000	78,088
Takeda Pharmaceutical Co., Ltd.	37,200	1,780,863
TDK Corp.	11,200	483,129
Teijin, Ltd.	31,000	74,324
Terumo Corp.	5,200	221,499
THK Co., Ltd.	3,900	89,328
Tobu Railway Co., Ltd.	34,000	165,039
Toho Co., Ltd.	3,800	73,558
Toho Gas Co., Ltd.#	14,000	70,984
Tohoku Electric Power Co., Inc.†	15,200	178,332
Tokio Marine Holdings, Inc.	84,600	2,503,834
Tokyo Electric Power Co., Inc.†#	84,300	392,632
Tokyo Electron, Ltd.	5,800	332,943
Tokyo Gas Co., Ltd.	80,000	400,904
Tokyo Tatemono Co., Ltd.	13,000	105,512
Tokyu Corp.	38,000	231,502
Tokyu Fudosan Holdings Corp.†	17,000	133,802
TonenGeneral Sekiyu KK	9,000	79,414
Toppan Printing Co., Ltd.	60,000	445,121
Toray Industries, Inc.	50,000	344,404
Toshiba Corp.	137,000	592,316
TOTO, Ltd.	9,000	127,169
Toyo Seikan Group Holdings, Ltd.	5,500	96,089
Toyo Suisan Kaisha, Ltd.	3,000	100,816
Toyoda Gosei Co., Ltd.	2,300	48,545
Toyota Boshoku Corp.#	2,500	26,530
Toyota Industries Corp.	5,500	254,004
Toyota Motor Corp.	189,300	10,860,988
Toyota Tsusho Corp.	7,300	179,613
Trend Micro, Inc.	3,600	120,625
Tsumura & Co.	2,000	53,198
Ube Industries, Ltd.	80,000	152,501
Unicharm Corp.	3,800	215,447
United Urban Investment Corp.	68	103,901
USS Co., Ltd.	7,400	99,690
West Japan Railway Co.	5,500	225,361
Yahoo Japan Corp.	48,700	308,652
Yakult Honsha Co., Ltd.	3,000	143,854
Yamada Denki Co., Ltd.#	31,500	104,309
Yamaguchi Financial Group, Inc.	7,000	61,010
Yamaha Corp.	5,300	72,441
Yamaha Motor Co., Ltd.	9,500	137,408
Yamato Holdings Co., Ltd.	12,400	256,724
Yamato Kogyo Co., Ltd.	1,400	42,232
Yamazaki Baking Co., Ltd.#	3,000	34,755
Yaskawa Electric Corp.	7,000	103,999
Yokogawa Electric Corp.	7,300	113,693
Yokohama Rubber Co., Ltd.	7,000	68,095

		200,697,469

Jersey - 0.7%

Experian PLC	36,057	652,700
Glencore Xstrata PLC	438,364	2,416,535
Petrofac, Ltd.	9,987	228,781
Randgold Resources, Ltd.#	4,105	326,310
Shire PLC	45,851	2,549,091
Wolseley PLC	9,577	557,452
WPP PLC	49,759	1,089,878

		7,820,747

Luxembourg - 0.2%

ArcelorMittal	35,806	566,635
Millicom International Cellular SA SDR	2,525	263,265
RTL Group SA	1,463	188,691
SES SA FDR	11,282	393,207
Subsea 7 SA	9,446	180,201
Tenaris SA	17,458	366,037

		1,958,036

Malaysia - 0.5%

AMMB Holdings Bhd	220,500	487,233
Astro Malaysia Holdings Bhd	716,200	690,735
Berjaya Sports Toto Bhd	596,900	695,913
British American Tobacco Malaysia Bhd	33,400	611,628
Genting Bhd	23,200	71,515
Malayan Banking Bhd	143,800	429,228
Maxis Bhd	379,600	807,512
Petronas Gas Bhd	114,100	821,840
Public Bank Bhd	89,400	520,056

		5,135,660

Mauritius - 0.0%

Golden Agri-Resources, Ltd.#	538,000	235,546

Mexico - 0.5%

Alfa SAB de CV, Class A	139,700	336,799
America Movil SAB de CV, Series L	1,206,900	1,166,786
Arca Continental SAB de CV	21,300	111,602
Cemex SAB de CV CPO†	376,900	494,547
Coca-Cola Femsa SAB de CV, Series L	24,400	234,768
Compartamos SAB de CV	71,000	120,683
Controladora Comercial Mexicana SAB de CV	34,500	137,628
Fomento Economico Mexicano SAB de CV	67,900	581,879
Genomma Lab Internacional SAB de CV, Class B †	49,700	116,822
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,500	18,758
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,800	142,375
Grupo Bimbo SAB de CV, Class A	40,000	104,308
Grupo Carso SAB de CV, Class A1	30,200	158,803
Grupo Financiero Banorte SAB de CV, Class O	62,800	406,567
Grupo Financiero Inbursa SAB de CV, Class O	105,500	253,631
Grupo Financiero Santander Mexico SAB de CV, Class B	29,800	65,956
Grupo Mexico SAB de CV, Class B	89,600	274,325

Grupo Televisa SAB CPO	71,400	419,115
Industrias Penoles SAB de CV	3,185	76,935
Kimberly-Clark de Mexico SAB de CV, Class A	36,900	89,323
Mexichem SAB de CV	6,500	21,126
Promotora y Operadora de Infraestructura SAB de CV†	2,300	29,746
Wal-Mart de Mexico SAB de CV, Series V	66,300	139,992

		5,502,474

Netherlands - 3.2%

Aegon NV	282,074	2,542,046
Airbus Group NV	67,906	5,004,281
Akzo Nobel NV	17,383	1,439,866
ASML Holding NV	50,506	4,395,433
CNH Industrial NV†	34,340	377,774
Corio NV	2,669	125,294
Delta Lloyd NV	6,782	193,636
Fugro NV CVA#	16,956	985,558
Gemalto NV#	2,996	337,033
Heineken Holding NV	3,797	245,620
Heineken NV	8,549	578,091
ING Groep NV CVA†	169,379	2,471,201
Koninklijke Ahold NV	135,663	2,530,761
Koninklijke Boskalis Westminster NV	5,531	276,863
Koninklijke DSM NV	5,669	362,255
Koninklijke KPN NV†	120,379	429,521
Koninklijke Philips NV	149,594	5,236,451
Koninklijke Vopak NV#	2,610	152,894
OCI†	3,420	167,299
QIAGEN NV†	8,911	200,918
Randstad Holding NV	4,565	287,612
Reed Elsevier NV	25,425	557,295
STMicroelectronics NV†#	24,258	219,952
TNT Express NV	17,667	172,042
Unilever NV CVA	151,195	5,995,793
Wolters Kluwer NV	11,164	322,524
Ziggo NV	5,582	255,415

		35,863,428

New Zealand - 0.1%

Auckland International Airport, Ltd.	80,685	252,997
Contact Energy, Ltd.	27,031	121,246
Fletcher Building, Ltd.	50,311	397,343
Ryman Healthcare, Ltd.	26,922	178,314
Telecom Corp. of New Zealand, Ltd.	136,727	286,580

		1,236,480

Norway - 0.3%

Aker Solutions ASA#	6,724	113,038
DNB ASA	35,518	644,437
Gjensidige Forsikring ASA	6,723	141,024
Norsk Hydro ASA	46,286	229,039
Orkla ASA	29,696	234,520
Statoil ASA	41,133	1,085,549
Telenor ASA	24,456	540,297
Yara International ASA#	6,927	280,912

		3,268,816

Peru - 0.0%

Cia de Minas Buenaventura SAA ADR	7,700	97,020

Philippines - 0.2%

Aboitiz Equity Ventures, Inc.	69,660	92,079
Aboitiz Power Corp.	872,400	759,331
Alliance Global Group, Inc.	1,057,700	710,899
Bank of the Philippine Islands	23,390	47,320
BDO Unibank, Inc.	279,439	525,885
DMCI Holdings, Inc.	230,480	358,358

		2,493,872

Poland - 0.2%

Alior Bank SA†	1,675	53,989
Bank Handlowy w Warszawie SA	5,109	194,932
Bank Millennium SA†	58,027	175,002
Bank Pekao SA	1,619	103,670
Bank Zachodni WBK SA	943	131,373
Cyfrowy Polsat SA†	15,077	101,295
Eurocash SA	2,075	27,366
Grupa Lotos SA†	3,401	46,219
Jastrzebska Spolka Weglowa SA	3,054	52,183
KGHM Polska Miedz SA	3,480	134,972
mBank	586	105,960
PGE SA	24,028	146,844
Polski Koncern Naftowy Orlen SA	9,018	130,750
Powszechna Kasa Oszczednosci Bank Polski SA	29,455	431,459
Powszechny Zaklad Ubezpieczen SA	1,400	204,817
Synthos SA	21,482	38,131

		2,078,962

Portugal - 0.2%

Banco Espirito Santo SA†#	58,486	114,311
EDP-Energias de Portugal SA	74,136	321,316
Galp Energia SGPS SA	12,524	210,554
Jeronimo Martins SGPS SA#	9,775	166,159
Portugal Telecom SGPS SA	244,405	1,096,733

		1,909,073

Russia - 0.5%

Federal Grid Co. Unified Energy System JSC†	9,970,000	19,451
Gazprom OAO†	378,600	1,463,676
Lukoil OAO	18,492	1,008,160
Magnit OJSC GDR	8,230	460,880
MegaFon OAO GDR	2,764	80,156
MMC Norilsk Nickel OJSC	1,432	237,831
Mobile Telesystems OJSC ADR	16,300	280,686
Moscow Exchange MICEX-RTS OAO	11,090	19,712
NOVATEK OAO GDR	1,828	231,425
Rosneft OAO	31,430	212,946
Rostelecom OJSC	30,840	84,796
Sberbank of Russia	258,740	655,078
Sistema JSFC GDR	5,424	134,244
Surgutneftegas OAO	85,300	64,794
Tatneft OAO	62,690	367,703
Uralkali OJSC	24,300	110,884
VTB Bank OJSC	16,770,000	19,621

		5,452,043

Singapore - 1.1%

Ascendas Real Estate Investment Trust	151,000	257,295
CapitaCommercial Trust#	152,000	175,664
CapitaLand, Ltd.#	191,000	429,417
CapitaMall Trust	181,000	271,289
CapitaMalls Asia, Ltd.	104,000	146,854
City Developments, Ltd.	31,000	229,630
ComfortDelGro Corp., Ltd.	159,000	242,078
DBS Group Holdings, Ltd.	128,000	1,668,095
Global Logistic Properties, Ltd.	231,000	515,702
Jardine Cycle & Carriage, Ltd.	8,000	247,639
Keppel Corp., Ltd.	109,000	900,272
Keppel Land, Ltd.	54,000	136,741

Olam International, Ltd.#	113,000	158,226
Oversea-Chinese Banking Corp., Ltd.	193,000	1,455,512
Sembcorp Industries, Ltd.	75,000	320,080
Sembcorp Marine, Ltd.#	65,000	210,744
Singapore Airlines, Ltd.#	41,000	330,549
Singapore Exchange, Ltd.#	64,000	347,351
Singapore Press Holdings, Ltd.#	124,000	405,948
Singapore Technologies Engineering, Ltd.	117,000	350,728
Singapore Telecommunications, Ltd.	599,000	1,701,101
StarHub, Ltd.	51,000	168,169
United Overseas Bank, Ltd.	95,000	1,546,050
UOL Group, Ltd.	35,000	168,974
Wilmar International, Ltd.	143,000	389,185
Yangzijiang Shipbuilding Holdings, Ltd.	150,000	134,304

		12,907,597

South Africa - 0.7%

African Bank Investments, Ltd.	92,266	87,397
African Rainbow Minerals, Ltd.	5,656	115,029
Anglo American Platinum, Ltd.†	658	28,078
AngloGold Ashanti, Ltd.†	14,026	248,198
Aspen Pharmacare Holdings, Ltd.	8,507	215,672
Assore, Ltd.	2,088	84,018
Barclays Africa Group, Ltd.	25,918	319,130
Barloworld, Ltd.	17,313	172,933
Bidvest Group, Ltd.	13,300	313,286
Discovery, Ltd.	13,688	100,980
Exxaro Resources, Ltd.	604	8,022
FirstRand, Ltd.	155,955	494,879
Foschini Group, Ltd.	4,203	34,933
Gold Fields, Ltd.	32,108	121,983
Growthpoint Properties, Ltd.	30,675	66,943
Harmony Gold Mining Co., Ltd.†	10,400	33,552
Impala Platinum Holdings, Ltd.	11,113	117,650
Imperial Holdings, Ltd.	10,351	162,932
Investec, Ltd.	8,872	65,253
Kumba Iron Ore, Ltd.	1,203	49,781
Liberty Holdings, Ltd.	17,765	202,227
Life Healthcare Group Holdings, Ltd.	31,928	111,929
Massmart Holdings, Ltd.	617	6,962
Mediclinic International, Ltd.	2,979	18,596
MMI Holdings, Ltd.	83,423	177,332
Mr. Price Group, Ltd.	5,120	71,026
MTN Group, Ltd.	59,653	1,090,769
Naspers, Ltd., Class N	10,065	1,213,960
Nedbank Group, Ltd.	430	8,426
Netcare, Ltd.	70,326	147,271
Remgro, Ltd.	2,820	48,681
Reunert, Ltd.	13,601	79,939
Sanlam, Ltd.	89,143	437,923
Sasol, Ltd.	14,079	713,962
Shoprite Holdings, Ltd.	4,613	60,351
SPAR Group, Ltd.	13,154	138,610
Standard Bank Group, Ltd.	45,580	521,525
Steinhoff International Holdings, Ltd.	25,543	123,110
Tiger Brands, Ltd.	327	7,423
Truworths International, Ltd.	8,818	56,258
Vodacom Group, Ltd.	7,865	87,340

		8,164,269

South Korea - 1.3%

AMOREPACIFIC Group	1,529	716,159
Cheil Industries, Inc.	2,144	138,381
CJ Corp.	2,229	266,227
Daelim Industrial Co., Ltd.	6,185	510,444
DGB Financial Group, Inc.	34,680	532,789
Dongbu Insurance Co., Ltd.	10,610	509,876
E-Mart Co., Ltd.	1,019	242,460
Halla Visteon Climate Control Corp.	2,580	96,070
Hana Financial Group, Inc.	14,870	580,870
Hanwha Corp.	6,430	216,843
Hanwha Life Insurance Co., Ltd.	100,870	646,324
Hyundai Heavy Industries Co., Ltd.	3,711	763,058
Hyundai Marine & Fire Insurance Co., Ltd.	23,350	636,520
Hyundai Mobis	3,726	1,094,240
Hyundai Motor Co.	6,765	1,552,623
KB Financial Group, Inc.	26,760	1,000,210
Kia Motors Corp.	1,703	88,381
Korea Investment Holdings Co., Ltd.	5,790	208,548
KT&G Corp.	3,451	252,804
Samsung Electronics Co., Ltd.	3,504	4,428,006

		14,480,833

Spain - 3.0%

Abertis Infraestructuras SA	41,595	977,179
ACS Actividades de Construccion y Servicios SA	17,700	636,314
Amadeus IT Holding SA, Class A	85,880	3,777,283
Banco Bilbao Vizcaya Argentaria SA	240,236	2,982,723
Banco de Sabadell SA#	236,648	781,989
Banco Popular Espanol SA	377,743	2,723,787
Banco Santander SA	544,087	4,931,089
Bankia SA†#	669,084	1,404,700
CaixaBank SA	63,383	399,818
Cemex Latam Holdings SA†	16,220	129,221
Distribuidora Internacional de Alimentacion SA	22,890	196,521
Enagas SA	25,811	751,194
Ferrovial SA	70,021	1,478,745
Gas Natural SDG SA	108,943	2,796,206
Grifols SA#	5,156	293,925
Iberdrola SA	726,304	4,829,128
Inditex SA	7,954	1,145,100
International Consolidated Airlines Group SA†	37,452	273,570
Mapfre SA	91,335	378,209
Red Electrica Corp. SA	4,118	320,582
Repsol SA#	32,088	806,319
Telefonica SA	148,585	2,278,571
Zardoya Otis SA#	5,153	89,193

		34,381,366

Sweden - 2.8%

Alfa Laval AB	53,407	1,449,364
Assa Abloy AB, Class B	21,154	1,077,224
Atlas Copco AB, Class A	153,914	4,323,366
Atlas Copco AB, Class B	14,387	382,133
Boliden AB	19,742	313,143
Electrolux AB, Series B	58,397	1,383,498
Elekta AB, Series B	84,438	1,122,697
Getinge AB, Class B	7,426	267,314
Hennes & Mauritz AB, Class B	35,140	1,585,004
Hexagon AB, Class B	92,368	3,277,428
Husqvarna AB, Class B	12,345	83,466
Industrivarden AB, Class C	5,276	102,037
Investment AB Kinnevik, Class B	8,004	310,715
Investor AB, Class B	16,565	590,348
Lundin Petroleum AB†	7,462	149,783

Nordea Bank AB	109,736	1,572,021
Sandvik AB	39,791	555,131
Scania AB, Class B	11,143	342,372
Securitas AB, Class B	10,163	111,986
Skandinaviska Enskilda Banken AB, Class A	54,717	769,340
Skanska AB, Class B	13,928	302,384
SKF AB, Class B	14,509	388,542
Svenska Cellulosa AB SCA, Class B	21,160	642,557
Svenska Handelsbanken AB, Class A	18,112	946,327
Swedbank AB, Class A	192,064	5,421,940
Swedish Match AB	6,874	217,639
Tele2 AB, Series B	10,893	135,151
Telefonaktiebolaget LM Ericsson, Class B	130,205	1,687,559
TeliaSonera AB	85,153	656,213
Volvo AB, Class B	57,651	867,689

		31,034,371

Switzerland - 7.7%

ABB, Ltd.	79,554	2,034,303
Actelion, Ltd.	31,573	3,347,564
Adecco SA	11,756	1,015,200
Aryzta AG	6,515	543,719
Baloise Holding AG	28,968	3,735,044
Barry Callebaut AG	83	103,526
Cie Financiere Richemont SA	18,890	1,881,483
Coca-Cola HBC AG CDI	103,538	2,574,688
Credit Suisse Group AG	69,309	2,182,899
EMS-Chemie Holding AG	6,768	2,608,700
Geberit AG	1,330	418,281
Givaudan SA	341	535,054
Holcim, Ltd.	8,255	670,161
Julius Baer Group, Ltd.	8,182	383,470
Kuehne & Nagel International AG	1,837	262,339
Lindt & Spruengli AG	4	232,246
Lindt & Spruengli AG (Participation Certificate)	628	3,094,658
Lonza Group AG	8,963	947,765
Nestle SA	197,855	14,982,539
Novartis AG	147,536	12,321,227
Pargesa Holding SA (BR)	12,211	1,049,632
Partners Group Holding AG	9,282	2,417,858
Roche Holding AG	45,966	14,184,392
Schindler Holding AG	735	111,650
Schindler Holding AG (Participation Certificate)	1,617	242,504
SGS SA	195	483,121
Sika AG (BR)	77	284,011
Sonova Holding AG	3,752	530,698
Sulzer AG	931	131,790
Swatch Group AG	1,443	169,649
Swatch Group AG (BR)	1,134	756,860
Swiss Life Holding AG	1,174	292,199
Swiss Prime Site AG	1,850	155,446
Swiss Re AG	53,531	5,003,125
Swisscom AG	857	507,671
Syngenta AG	3,363	1,223,604
Transocean, Ltd.†	12,863	543,624
UBS AG	132,642	2,845,883
Zurich Insurance Group AG	5,392	1,652,239

		86,460,822

Taiwan - 1.3%

Advanced Semiconductor Engineering, Inc.	872,000	863,423
Advantech Co., Ltd.	118,000	745,825
Asustek Computer, Inc.	89,000	856,278
AU Optronics Corp.†	410,000	139,382
Catcher Technology Co., Ltd.	113,000	820,516
Chang Hwa Commercial Bank	1,194,000	701,472
Cheng Shin Rubber Industry Co., Ltd.	216,200	563,013
Cheng Uei Precision Industry Co., Ltd.	38,000	81,147
Chicony Electronics Co., Ltd.	73,000	191,065
China Life Insurance Co., Ltd.	580,260	550,613
Chunghwa Telecom Co., Ltd.	86,000	261,139
CTBC Financial Holding Co., Ltd.	897,730	579,267
Delta Electronics, Inc.	115,000	639,564
Eclat Textile Co., Ltd.	5,000	63,701
Feng Hsin Iron & Steel Co.	365,000	610,783
First Financial Holding Co., Ltd.	1,207,000	719,069
Formosa Taffeta Co., Ltd.	365,000	394,539
Fubon Financial Holding Co., Ltd.	617,000	862,431
Hermes Microvision Inc	20,000	745,924
Hon Hai Precision Industry Co., Ltd.	436,000	1,208,793
Powertech Technology, Inc.	28,000	39,092
President Chain Store Corp.	96,000	595,683
Realtek Semiconductor Corp.	42,000	124,761
Taiwan Semiconductor Manufacturing Co., Ltd.	545,000	1,942,702

		14,300,182

Thailand - 0.1%

Advanced Info Service PCL	115,200	745,048
BEC World PCL	197,000	304,935

		1,049,983

Turkey - 0.1%

Akbank TAS	93,038	240,777
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,666	17,563
Arcelik AS	6,131	32,871
BIM Birlesik Magazalar AS	10,323	191,491
Coca-Cola Icecek AS	2,654	51,273
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	91,662	93,310
Enka Insaat ve Sanayi AS	32,135	97,121
Eregli Demir ve Celik Fabrikalari TAS	104,735	114,674
Ford Otomotiv Sanayi AS	1,815	16,054
Haci Omer Sabanci Holding AS	34,048	120,618
KOC Holding AS	13,205	48,871
Koza Altin Isletmeleri AS	6,102	52,317
TAV Havalimanlari Holding AS	7,266	51,284
Turk Hava Yollari	22,707	67,600
Turkcell Iletisim Hizmetleri AS†	7,592	39,570
Turkiye Garanti Bankasi AS	39,471	108,220
Turkiye Halk Bankasi AS	34,734	170,507
Turkiye Is Bankasi, Class C	3,969	7,344

		1,521,465

United Kingdom - 17.2%

3i Group PLC	38,304	270,038
Aberdeen Asset Management PLC	393,129	2,571,377
Admiral Group PLC	29,095	699,147
Aggreko PLC#	10,239	267,473
AMEC PLC	196,392	3,693,192
Anglo American PLC	50,253	1,288,355
Antofagasta PLC#	258,878	3,903,707
ARM Holdings PLC	98,615	1,667,872
ASOS PLC†	1,985	231,349
Associated British Foods PLC	91,063	4,571,639
AstraZeneca PLC	141,762	9,694,914

Aviva PLC	109,420	867,774
Babcock International Group PLC	177,676	4,376,630
BAE Systems PLC	661,180	4,549,401
Barclays PLC	820,220	3,462,594
BG Group PLC	193,847	3,533,344
BHP Billiton PLC	271,119	8,755,440
BP PLC	1,794,662	15,158,496
British American Tobacco PLC	89,920	4,893,708
British Land Co. PLC	35,096	409,627
British Sky Broadcasting Group PLC	305,503	4,808,855
BT Group PLC	961,110	6,595,435
Bunzl PLC	11,403	300,363
Burberry Group PLC	91,661	2,365,297
Capita PLC	24,481	467,339
Carnival PLC	38,929	1,605,595
Centrica PLC	245,501	1,311,422
Cobham PLC	41,406	206,831
Compass Group PLC	65,687	1,038,914
Croda International PLC	85,188	3,624,778
Diageo PLC	90,999	2,862,505
Direct Line Insurance Group PLC	41,266	182,775
easyJet PLC#	25,286	728,718
Fresnillo PLC#	9,020	143,719
G4S PLC	54,432	216,388
GKN PLC	137,637	935,058
GlaxoSmithKline PLC	238,860	6,685,720
Hammerson PLC	24,225	233,052
Hargreaves Lansdown PLC	7,881	184,364
HSBC Holdings PLC	1,345,687	14,189,795
ICAP PLC	21,229	155,883
IMI PLC	9,763	249,317
Imperial Tobacco Group PLC	35,171	1,435,287
Inmarsat PLC	17,362	201,916
InterContinental Hotels Group PLC	9,200	299,182
Intertek Group PLC	6,032	297,067
Intu Properties PLC#	24,988	135,866
Investec PLC	21,220	158,020
ITV PLC	278,623	942,002
J Sainsbury PLC	42,426	243,398
Johnson Matthey PLC	7,194	392,964
Kingfisher PLC	87,399	576,635
Land Securities Group PLC	28,848	524,619
Legal & General Group PLC	918,095	3,695,902
Lloyds Banking Group PLC†	2,610,636	3,607,917
London Stock Exchange Group PLC	6,899	234,174
Marks & Spencer Group PLC	401,581	3,385,876
Meggitt PLC	30,725	259,311
Melrose Industries PLC	39,205	215,466
National Grid PLC	135,759	1,897,114
Next PLC	21,846	2,463,814
Old Mutual PLC	248,858	821,366
Pearson PLC	29,571	501,619
Persimmon PLC	27,099	656,175
Prudential PLC	92,653	2,102,312
Reckitt Benckiser Group PLC	23,466	1,930,957
Reed Elsevier PLC	42,112	645,599
Rexam PLC	30,418	251,473
Rio Tinto PLC	46,489	2,672,140
Rolls-Royce Holdings PLC	120,503	2,015,866
Royal Bank of Scotland Group PLC†	77,750	426,914
Royal Dutch Shell PLC, Class A	280,408	10,226,962
Royal Dutch Shell PLC, Class B	106,274	4,141,158
Royal Mail PLC†	23,593	237,046
RSA Insurance Group PLC	136,684	222,590
SABMiller PLC	34,819	1,706,622
Sage Group PLC	39,007	281,983
Schroders PLC	19,328	878,082
Segro PLC	25,401	151,808
Serco Group PLC	18,802	144,988
Severn Trent PLC	8,195	253,875
Smith & Nephew PLC	33,276	530,198
Smiths Group PLC	14,866	340,548
SSE PLC	34,684	814,864
Standard Chartered PLC	87,893	1,861,844
Standard Life PLC	85,882	560,874
Tate & Lyle PLC	48,959	526,340
Tesco PLC	292,994	1,615,165
Travis Perkins PLC	9,000	294,637
TUI Travel PLC#	14,467	108,362
Tullow Oil PLC	33,142	443,429
Unilever PLC	56,550	2,311,526
United Utilities Group PLC	25,731	335,870
Vodafone Group PLC	1,949,370	8,128,156
Weir Group PLC	8,078	347,239
Whitbread PLC	6,733	505,898
William Hill PLC	31,354	208,755
WM Morrison Supermarkets PLC	78,047	307,522

		194,435,492

United States - 0.2%

Southern Copper Corp.	2,300	70,173
Verizon Communications, Inc.	47,871	2,270,043

		2,340,216

Total Common Stocks
(cost $928,646,714)		1,093,236,534

EXCHANGE-TRADED FUNDS - 0.5%
United States - 0.5%

iShares MSCI Chile Investable Market Index Fund	41,365	1,811,373
iShares MSCI Emerging Markets Index Fund	88,689	3,501,442

Total Exchange-Traded Funds
(cost $5,931,953)		5,312,815

PREFERRED SECURITIES - 1.6%
Brazil - 0.4%

AES Tiete SA	13,200	97,955
Banco Bradesco SA	72,900	849,088
Banco do Estado do Rio Grande do Sul SA, Class B	7,500	36,464
Bradespar SA	17,100	155,411
Braskem SA, Class A†	4,700	32,372
Cia Brasileira de Distribuicao Grupo Pao de Acucar	6,200	261,485
Cia Energetica de Minas Gerais	36,400	208,489
Cia Energetica de Sao Paulo, Class B	11,500	110,353
Cia Paranaense de Energia, Class B	9,300	100,149
Gerdau SA	36,100	222,320
Itau Unibanco Holding SA	70,600	940,330
Itausa-Investimentos Itau SA	102,400	370,776
Klabin SA	4,400	21,768
Metalurgica Gerdau SA	6,900	52,704
Oi SA	32,600	49,913
Petroleo Brasileiro SA	96,200	557,568
Suzano Papel e Celulose SA, Class A	2,900	10,983
Telefonica Brasil SA	2,700	49,492
Vale SA	41,100	509,905

		4,637,525

Colombia - 0.1%

Bancolombia SA		23,192	288,597
Grupo de Inversiones Suramericana SA		14,447	239,371

			527,968

Germany - 0.9%

Bayerische Motoren Werke AG		37,514	3,293,763
Fuchs Petrolub SE#		2,208	220,349
Henkel AG & Co. KGaA		41,603	4,642,782
Porsche Automobil Holding SE		5,534	581,983
Volkswagen AG		5,277	1,376,647

			10,115,524

Russia - 0.0%

AK Transneft OAO		94	211,961
Surgutneftegas OAO		377,000	281,855

			493,816

South Korea - 0.2%

Hyundai Motor Co.		4,699	607,458
Samsung Electronics Co., Ltd.		1,218	1,212,866

			1,820,324

Total Preferred Securities
(cost $16,635,961)			17,595,157

RIGHTS† - 0.0%
Brazil - 0.0%

Itausa-Investimentos Itau SA Expires 03/26/2014 (strike price 6.25 BRL) (cost $0)		1,605	1,505

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas PLC Senior Bonds
4.19% due 12/14/2022	GBP	5,000	16,462
National Grid Gas PLC Senior Bonds
7.00% due 12/16/2024	GBP	5,000	10,691

Total Foreign Corporate Bonds & Notes
(cost $15,742)			27,153

Total Long-Term Investment Securities
(cost $951,230,370)			1,116,173,164

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Registered Investment Companies - 2.2%

State Street Navigator Securities Lending Prime Portfolio(3)		25,537,263	25,537,263

Time Deposits - 0.8%

Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 03/03/2014		$8,862,000	8,862,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills Disc. Notes
0.02% due 04/24/2014@		420,000	419,987
0.05% due 03/06/2014@		355,000	354,998
0.05% due 03/27/2014@		320,000	319,988
0.06% due 03/27/2014@		80,000	79,997
0.06% due 03/27/2014@		105,000	104,996

			1,279,966

Total Short-Term Investment Securities
(cost $35,679,229)			35,679,229

TOTAL INVESTMENTS -
(cost $986,909,599)(4)		102.1%	1,151,852,393
Liabilities in excess of other assets		(2.1)	(24,087,604)

NET ASSETS -		100.0%	$1,127,764,789

#	The security or a portion thereof is out on loan.
†	Non-income producing security
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	At February 28, 2014, the Fund had loaned securities with a total value of $25,143,899. This was secured by collateral of $25,537,263, which was received in cash and subsequently invested in short-term investments currently valued at $25,537,263 as reported in the portfolio of investments. Additional collateral of $955,064 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Corp	4.00%	06/15/2040	$ 21,370
Federal National Mtg. Assoc.	3.00% to 4.00%	05/25/2040 to 07/25/2041	192,322
Government National Mtg. Assoc.	1.00%	01/16/2040	1
United States Treasury Bills	zero coupon	05/15/2014	2,685
United States Treasury Notes/Bonds	0.13% to 3.50%	07/31/2014 to 11/15/2042	738,686

(4)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt
BR -	Bearer Shares
CDI -	Chess Depository Interest
CPO -	Certification de Participacion Ordinario
CVA -	Certification Van Aandelen (Dutch Cert.)
Euronext	Paris - Euronext Stock Exchange, Paris
FDR -	Federal Depository Receipt
GBP -	Pound Sterling
GDR -	Global Depository Receipt
ISE -	Irish Stock Exchange
LSE -	London Stock Exchange
RSP -	Risparmio Savings Shares
SDR -	Swedish Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2014	Unrealized Appreciation (Depreciation)

95	Long	E-Mini MSCI EAFE Index	March 2014	$9,062,815	$9,164,175	$101,360
10	Long	Nikkei 225 Index	March 2014	790,030	746,500	(43,530)
18	Long	SPI 200 Index	March 2014	2,083,922	2,166,803	82,881

						$140,711

Industry Allocation*

Banks-Commercial	9.8%
Medical-Drugs	8.4
Oil Companies-Integrated	5.1
Diversified Banking Institutions	4.8
Auto-Cars/Light Trucks	3.9
Telephone-Integrated	3.7
Food-Misc./Diversified	3.2
Electric-Integrated	2.5

Insurance-Multi-line	2.4
Registered Investment Companies	2.3
Insurance-Life/Health	1.9
Chemicals-Diversified	1.8
Food-Retail	1.7
Diversified Minerals	1.6
Cellular Telecom	1.6
Brewery	1.4
Electronic Components-Misc.	1.3
Real Estate Investment Trusts	1.1
Gas-Distribution	1.0
Oil Companies-Exploration & Production	0.9
Real Estate Operations & Development	0.9
Tobacco	0.8
Time Deposits	0.8
Electronic Components-Semiconductors	0.8
Insurance-Property/Casualty	0.8
Insurance-Reinsurance	0.7
Transport-Rail	0.7
Import/Export	0.7
Industrial Gases	0.7
Building Products-Cement	0.7
Soap & Cleaning Preparation	0.7
Machinery-General Industrial	0.7
Electric Products-Misc.	0.7
Rubber-Tires	0.6
Diversified Operations	0.6
Metal-Diversified	0.6
Auto/Truck Parts & Equipment-Original	0.6
Machinery-Construction & Mining	0.6
Aerospace/Defense	0.6
Telecom Services	0.6
Apparel Manufacturers	0.6
Investment Management/Advisor Services	0.6
Retail-Apparel/Shoe	0.6
Aerospace/Defense-Equipment	0.6
Cosmetics & Toiletries	0.6
Building-Residential/Commercial	0.6
Diversified Manufacturing Operations	0.5
Oil-Field Services	0.5
Transport-Marine	0.5
Exchange-Traded Funds	0.5
Casino Hotels	0.5
Diversified Financial Services	0.5
Retail-Major Department Stores	0.5
Cable/Satellite TV	0.4
Semiconductor Equipment	0.4
Real Estate Management/Services	0.4
Finance-Investment Banker/Broker	0.4
Building & Construction Products-Misc.	0.4
Steel-Producers	0.4
Building-Maintenance & Services	0.4
Airport Development/Maintenance	0.4
Beverages-Wine/Spirits	0.4
Metal-Copper	0.4
Transport-Services	0.3
Beverages-Non-alcoholic	0.3
Office Automation & Equipment	0.3
Building & Construction-Misc.	0.3
Transactional Software	0.3
Engineering/R&D Services	0.3
Medical-Generic Drugs	0.3
Industrial Automated/Robotic	0.3
Food-Confectionery	0.3
Retail-Misc./Diversified	0.3
Finance-Other Services	0.3
Audio/Video Products	0.3
Chemicals-Specialty	0.3
Photo Equipment & Supplies	0.3
Retail-Jewelry	0.3
Power Converter/Supply Equipment	0.3
Wireless Equipment	0.3
Machinery-Electrical	0.3
Metal-Iron	0.3
Building-Heavy Construction	0.2
Airlines	0.2
Semiconductor Components-Integrated Circuits	0.2
Water	0.2
Investment Companies	0.2
Enterprise Software/Service	0.2
Agricultural Chemicals	0.2
Computer Aided Design	0.2
Chemicals-Plastics	0.2
Auto-Heavy Duty Trucks	0.2
Public Thoroughfares	0.2
Metal Processors & Fabrication	0.2
Retail-Discount	0.2
Medical-Biomedical/Gene	0.2
Textile-Apparel	0.2
Gold Mining	0.2
Medical Products	0.2
Athletic Footwear	0.2
Retail-Convenience Store	0.2
Multimedia	0.2
Advertising Services	0.2
Internet Application Software	0.2
Paper & Related Products	0.2
Distribution/Wholesale	0.2
Computers	0.2
Dialysis Centers	0.2
Printing-Commercial	0.2
Broadcast Services/Program	0.2
Oil & Gas Drilling	0.2
Commercial Services-Finance	0.2
Machinery-Farming	0.2
Television	0.1
Medical Instruments	0.1
Human Resources	0.1
Diversified Operations/Commercial Services	0.1
Electric-Generation	0.1
Cruise Lines	0.1
Coal	0.1
Medical-Wholesale Drug Distribution	0.1
Hotels/Motels	0.1
Filtration/Separation Products	0.1
Building Products-Doors & Windows	0.1
Appliances	0.1
Steel-Specialty	0.1
Finance-Credit Card	0.1
U.S. Government Treasuries	0.1
Publishing-Periodicals	0.1
Applications Software	0.1
Optical Supplies	0.1
Shipbuilding	0.1
Advertising Agencies	0.1
Food-Catering	0.1
Gambling (Non-Hotel)	0.1
Lottery Services	0.1
Consumer Products-Misc.	0.1
Finance-Leasing Companies	0.1
Retail-Building Products	0.1
Internet Content-Entertainment	0.1

Food-Dairy Products	0.1
Electronic Measurement Instruments	0.1
Containers-Paper/Plastic	0.1
Non-Ferrous Metals	0.1
Telecommunication Equipment	0.1
Satellite Telecom	0.1
Electric-Distribution	0.1
Food-Baking	0.1
Electronics-Military	0.1
Machine Tools & Related Products	0.1
Sugar	0.1
Mining Services	0.1
Toys	0.1
E-Commerce/Services	0.1
Publishing-Books	0.1
Building Products-Air & Heating	0.1
Computers-Memory Devices	0.1
Gas-Transportation	0.1
MRI/Medical Diagnostic Imaging	0.1
Publishing-Newspapers	0.1
Wire & Cable Products	0.1

102.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$73,872,592	$—	$0	$73,872,592
France	109,061,035	—	—	109,061,035
Germany	83,698,145	—	—	83,698,145
Japan	200,697,469	—	—	200,697,469
Switzerland	86,460,822	—	—	86,460,822
United Kingdom	194,435,492	—	—	194,435,492
Other Countries*	345,010,979	—	—	345,010,979
Exchange-Traded Funds	5,312,815	—	—	5,312,815
Preferred Securities	17,595,157	—	—	17,595,157
Rights	1,505	—	—	1,505
Foreign Corporate Bonds & Notes	—	27,153	—	27,153
Short-Term Investment Securities:
Registered Investment Companies	25,537,263		—	25,537,263
Time Deposits	—	8,862,000	—	8,862,000
U.S. Government Treasuries	—	1,279,966	—	1,279,966
Other Financial Instruments:†
Open Futures Contracts - Appreciation	184,241	—	—	184,241

Total	$1,141,867,515	$10,169,119	$0	$1,152,036,634

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$43,530	$—	$—	$43,530

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,033,294,595 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014

Security Description	Principal Amount(2)		Value (Note 1)
CORPORATE BONDS & NOTES - 13.3%
Australia - 0.1%

Westpac Banking Corp. Senior Notes
1.13% due 09/25/2015		$270,000	$272,631

Austria - 0.1%

ESAL GmbH Company Guar. Notes
6.25% due 02/05/2023*		200,000	186,000

Bahrain - 0.2%

Batelco International Finance No. 1, Ltd. Company Guar. Notes
4.25% due 05/01/2020		300,000	294,300

Belgium - 0.3%

Anheuser-Busch InBev NV Company Guar. Notes
2.00% due 12/16/2019	EUR	400,000	567,083

Brazil - 0.8%

Banco ABC Brasil SA Senior Notes
8.50% due 03/28/2016*	BRL	1,600,000	619,256
BRF SA Senior Notes
3.95% due 05/22/2023*		200,000	173,500
BRF SA Senior Notes
7.75% due 05/22/2018*	BRL	500,000	172,406
Oi SA Senior Notes
9.75% due 09/15/2016*	BRL	500,000	191,385
Samarco Mineracao SA Senior Notes
4.13% due 11/01/2022*		250,000	229,375

			1,385,922

British Virgin Islands - 0.3%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes
4.88% due 10/07/2020*		320,000	278,560
LS Finance 2022, Ltd. Company Guar. Notes
4.25% due 10/16/2022		250,000	233,473

			512,033

Canada - 0.2%

Pacific Rubiales Energy Corp. Company Guar. Notes
5.13% due 03/28/2023		300,000	288,000

Cayman Islands - 0.6%

Agile Property Holdings, Ltd. Company Guar. Notes
9.88% due 03/20/2017		300,000	319,500
Country Garden Holdings Co., Ltd. Company Guar. Notes
7.25% due 04/04/2021*		200,000	191,000
Country Garden Holdings Co., Ltd. Company Guar. Notes
7.50% due 01/10/2023*		200,000	191,250
Country Garden Holdings Co., Ltd. Company Guar. Notes
11.13% due 02/23/2018		300,000	329,250

			1,031,000

Chile - 0.2%

Cencosud SA Company Guar. Notes
4.88% due 01/20/2023		300,000	285,737

Colombia - 0.5%

Banco de Bogota SA Senior Notes
5.00% due 01/15/2017*		260,000	274,950
Empresa de Energia de Bogota SA ESP Senior Notes
6.13% due 11/10/2021*		330,000	352,440
Empresas Publicas de Medellin ESP Senior Notes
8.38% due 02/01/2021	COP	80,000,000	39,785
Transportadora de Gas Internacional SA ESP Senior Notes
5.70% due 03/20/2022*		200,000	209,500

			876,675

Germany - 0.1%

Rearden G Holdings EINS GmbH Company Guar. Notes
7.88% due 03/30/2020		200,000	206,250

Guatemala - 0.3%

Republic of Guatemala Senior Notes
5.75% due 06/06/2022		600,000	630,000

Indonesia - 0.9%

Perusahaan Penerbit SBSN Senior Notes
3.30% due 11/21/2022*		600,000	531,000
PT Adaro Indonesia Company Guar. Notes
7.63% due 10/22/2019		225,000	239,062
PT Pertamina Persero Senior Notes
4.88% due 05/03/2022*		318,000	307,824
PT Perusahaan Listrik Negara Senior Notes
5.50% due 11/22/2021*		480,000	487,200

			1,565,086

Ireland - 0.3%

Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes
4.20% due 03/06/2022*		200,000	182,500
Sibur Securities, Ltd. Company Guar. Notes
3.91% due 01/31/2018*		200,000	194,500
Vnesheconombank Via VEB Finance PLC Senior Notes
6.03% due 07/05/2022*		260,000	261,950

			638,950

Jersey - 0.3%

Burgan Finance No. 1 Jersey, Ltd. Bank Guar. Notes
7.88% due 09/29/2020		300,000	340,860

Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		250,000	245,313

			586,173

Kazakhstan - 0.3%

Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		400,000	357,800
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021*		250,000	271,550

			629,350

Luxembourg - 0.7%

Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	825,000	301,711
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*		200,000	182,750
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		240,000	251,700
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023*		200,000	198,250
Severstal OAO Via Steel Capital SA Senior Notes 4.45% due 03/19/2018*		350,000	345,188

			1,279,599

Mexico - 0.4%

Alpek SA de CV Company Guar. Notes 5.38% due 08/08/2023*		310,000	310,000
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		200,000	206,000
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021		300,000	312,375

			828,375

Netherlands - 2.0%

BMW Finance NV Company Guar. Notes 2.13% due 01/13/2015	EUR	400,000	560,037
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/2019	GBP	200,000	350,473
Enel Finance International NV Company Guar. Notes 4.88% due 03/11/2020	EUR	350,000	553,177
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		400,000	329,400
Linde Finance BV Company Guar. Notes 1.75% due 06/11/2019	EUR	350,000	493,108
Petrobras Global Finance BV Company Guar. Notes 3.25% due 04/01/2019	EUR	400,000	554,837
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023		120,000	108,801
Rabobank Nederland NV Senior Notes 4.20% due 05/13/2014*		700,000	705,180

			3,655,013

New Zealand - 0.4%

Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/2014*		800,000	810,264

Peru - 0.4%

Alicorp SAA Senior Notes 3.88% due 03/20/2023*		150,000	139,500
Minsur SA Senior Notes 6.25% due 02/07/2024*		150,000	154,500
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		200,000	176,000
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		310,000	298,762

			768,762

South Africa - 0.2%

Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		320,000	291,232

SupraNational - 0.1%

Eurasian Development Bank Senior Notes 8.00% due 10/05/2017	RUB	6,000,000	162,473

Sweden - 0.4%

PKO Finance AB Senior Notes 4.63% due 09/26/2022*		305,000	306,906
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/2017		400,000	408,168

			715,074

Thailand - 0.5%

Bangkok Bank PCL Senior Notes 2.75% due 03/27/2018*		500,000	494,086
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		300,000	282,509
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	182,072

			958,667

Turkey - 0.7%

Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	1,336,000	504,359
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		330,000	295,416
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		200,000	180,040

Turkiye Is Bankasi Senior Notes 5.50% due 04/21/2019*		310,000	308,915

			1,288,730

United Arab Emirates - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	231,000

United Kingdom - 0.8%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		750,000	618,900
SABMiller PLC Senior Notes 4.50% due 01/20/2015	EUR	400,000	571,170
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		200,000	193,500

			1,383,570

United States - 0.7%

Fifth Third Bancorp Senior Notes 3.50% due 03/15/2022		200,000	201,521
Reliance Holding USA, Inc. Company Guar. Notes 4.50% due 10/19/2020		500,000	506,216
Toyota Motor Credit Corp. Senior Notes 1.75% due 05/22/2017		500,000	510,299

			1,218,036

Venezuela - 0.4%

Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	163,500
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		700,000	565,250

			728,750

Total Corporate Bonds & Notes
(cost $25,054,980)			24,274,735

GOVERNMENT AGENCIES - 56.9%
Australia - 0.5%

Government of Australia Senior Notes 4.75% due 06/15/2016	AUD	350,000	326,670
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	625,000	629,938

			956,608

Austria - 1.1%

Republic of Austria Senior Notes 3.40% due 11/22/2022*	EUR	500,000	780,422
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	740,000	1,273,366

			2,053,788

Belarus - 0.2%

Republic of Belarus Senior Notes 8.75% due 08/03/2015		400,000	402,000

Belgium - 1.3%

Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,735,000	2,418,218

Brazil - 1.4%

Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		580,000	621,180
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		396,000	389,070
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		300,000	349,125
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025		554,000	740,975
Federative Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,100,000	530,120

			2,630,470

Canada - 1.3%

Government of Canada Bonds 1.50% due 09/01/2017	CAD	885,000	804,716
Government of Canada Bonds 3.75% due 06/01/2019	CAD	1,085,000	1,083,462
Government of Canada Bonds 5.00% due 06/01/2037	CAD	410,000	502,445

			2,390,623

Colombia - 1.6%

Republic of Colombia Senior Notes 2.63% due 03/15/2023		420,000	373,800
Republic of Colombia Senior Notes 6.13% due 01/18/2041		904,000	987,620
Republic of Colombia Senior Notes 7.38% due 03/18/2019		580,000	703,250
Republic of Colombia Senior Notes 7.38% due 09/18/2037		270,000	336,825
Republic of Colombia Senior Notes 9.85% due 06/28/2027	COP	900,000,000	528,079

			2,929,574

Costa Rica - 0.4%

Republic of Costa Rica Senior Notes 4.38% due 04/30/2025*		200,000	179,000
Republic of Costa Rica Senior Notes 4.38% due 04/30/2025		350,000	313,250

Republic of Costa Rica Senior Bonds 5.63% due 04/30/2043*		200,000	169,000

			661,250

Croatia - 0.9%

Republic of Croatia Senior Notes 5.50% due 04/04/2023		650,000	656,500
Republic of Croatia Senior Notes 6.75% due 11/05/2019		900,000	996,750

			1,653,250

Denmark - 0.5%

Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	4,100,000	853,974

Dominican Republic - 0.6%

Dominican Republic Senior Notes 5.88% due 04/18/2024		300,000	292,125
Dominican Republic Senior Notes 7.50% due 05/06/2021		390,000	430,950
Dominican Republic Senior Notes 8.63% due 04/20/2027		300,000	331,125

			1,054,200

Egypt - 0.2%

Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		400,000	360,000

El Salvador - 0.9%

Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		225,000	201,375
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	1,036,000
Republic of El Salvador Senior Bonds 8.25% due 04/10/2032		340,000	345,100

			1,582,475

Finland - 0.2%

Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	240,000	333,116

France - 1.2%

Government of France Bonds 3.50% due 04/25/2026	EUR	400,000	612,445
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	567,882
Government of France Bonds 4.50% due 04/25/2041	EUR	600,000	1,040,955
Government of France Bonds 5.50% due 04/25/2029	EUR	347	645

			2,221,927

Gabon - 0.3%

Gabonese Republic Bonds 6.38% due 12/12/2024*		600,000	615,000

Germany - 1.5%

Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	720,000	1,140,195
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	950,000	1,665,228

			2,805,423

Hungary - 1.0%

Republic of Hungary Senior Notes 4.13% due 02/19/2018		300,000	304,500
Republic of Hungary Senior Notes 5.75% due 11/22/2023		308,000	316,855
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		600,000	657,000
Republic of Hungary Senior Notes 7.63% due 03/29/2041		550,000	620,125

			1,898,480

Indonesia - 1.6%

Republic of Indonesia Senior Notes 4.63% due 04/15/2043*		330,000	274,725
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		230,000	247,250
Republic of Indonesia Senior Notes 6.75% due 01/15/2044*		200,000	216,000
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		830,000	1,047,875
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		790,000	1,067,487

			2,853,337

Ireland - 0.7%

Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	290,000	410,310
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	270,000	422,099
Republic of Ireland Bonds 4.60% due 04/18/2016	EUR	330,000	493,627

			1,326,036

Ivory Coast - 0.3%

Republic of Ivory Coast Senior Notes 7.77% due 12/31/2032		560,000	494,900

Japan - 13.9%

Government of Japan Senior Bonds 0.90% due 03/20/2022	JPY	340,000,000	3,460,376

Government of Japan Senior Bonds 1.00% due 09/20/2020	JPY	185,000,000	1,900,903
Government of Japan Senior Notes 1.10% due 06/20/2020	JPY	132,000,000	1,364,451
Government of Japan Senior Bonds 1.10% due 03/20/2021	JPY	180,000,000	1,861,193
Government of Japan Senior Bonds 1.30% due 12/20/2019	JPY	254,000,000	2,650,241
Government of Japan Senior Bonds 1.50% due 09/20/2018	JPY	190,000,000	1,979,480
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	240,000,000	2,463,715
Government of Japan Senior Bonds 1.70% due 03/20/2018	JPY	110,000,000	1,148,590
Government of Japan Senior Notes 1.80% due 12/20/2031	JPY	53,000,000	563,817
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	225,000,000	2,287,342
Government of Japan Senior Bonds 2.00% due 03/20/2025	JPY	182,700,000	2,048,511
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	170,000,000	1,806,482
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,444,942
Government of Japan Senior Notes 2.20% due 03/20/2051	JPY	33,000,000	367,310

			25,347,353

Latvia - 0.2%

Republic of Latvia Senior Notes 5.25% due 06/16/2021		350,000	385,000

Lebanon - 0.7%

Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,330,000	1,336,992

Lithuania - 0.8%

Republic of Lithuania Senior Notes 6.63% due 02/01/2022		600,000	712,500
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		600,000	732,000

			1,444,500

Malaysia - 0.7%

Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	1,550,000	469,722
Government of Malaysia Senior Bonds 4.16% due 07/15/2021	MYR	2,940,000	902,466

			1,372,188

Mexico - 2.2%

United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	400,000	547,427
United Mexican States Senior Notes 3.63% due 03/15/2022		530,000	533,975
United Mexican States Series A Senior Notes 6.05% due 01/11/2040		610,000	682,590
United Mexican States Bonds 7.25% due 12/15/2016	MXN	21,760,000	1,766,048
United Mexican States Bonds 7.75% due 11/13/2042	MXN	2,900,000	227,979
United Mexican States Bonds 8.50% due 05/31/2029	MXN	2,900,000	251,780

			4,009,799

Morocco - 0.6%

Kingdom of Morocco Senior Notes 4.25% due 12/11/2022		400,000	387,000
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042*		700,000	641,550

			1,028,550

Netherlands - 0.7%

Government of Netherlands Bonds 2.25% due 07/15/2022*	EUR	885,000	1,276,913

New Zealand - 0.5%

Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	1,005,000	868,308

Nigeria - 0.4%

Federal Republic of Nigeria Bonds 6.75% due 01/28/2021		670,000	706,850

Norway - 0.6%

Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	1,300,000	232,546
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	3,240,000	580,322
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	1,800,000	312,406

			1,125,274

Panama - 0.2%

Republic of Panama Senior Notes 7.13% due 01/29/2026		300,000	363,750

Peru - 1.4%

Republic of Peru Senior Notes 5.63% due 11/18/2050		300,000	310,500
Republic of Peru Senior Notes 6.55% due 03/14/2037		300,000	354,750
Republic of Peru Senior Notes 7.13% due 03/30/2019		600,000	724,500
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	1,200,000	476,848
Republic of Peru Senior Notes 8.75% due 11/21/2033		490,000	705,600

			2,572,198

Philippines - 0.8%

Republic of the Philippines Senior Notes 9.88% due 01/15/2019		270,000	357,075
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		710,000	1,105,825

			1,462,900

Poland - 2.2%

Republic of Poland Senior Notes 3.00% due 03/17/2023		950,000	891,813
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	6,970,000	2,468,828
Republic of Poland Senior Notes 6.38% due 07/15/2019		500,000	595,000

			3,955,641

Russia - 0.7%

Russian Federation Senior Notes 5.63% due 04/04/2042*		800,000	790,000
Russian Federation Senior Notes 7.50% due 03/31/2030		403,975	468,611

			1,258,611

Serbia - 0.5%

Republic of Serbia Bonds 4.88% due 02/25/2020		300,000	297,375
Republic of Serbia Senior Notes 7.25% due 09/28/2021		650,000	719,062

			1,016,437

Singapore - 0.4%

Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	970,000	806,268

Slovenia - 0.6%

Republic of Slovenia Bonds 4.13% due 02/18/2019*		200,000	205,500
Republic of Slovenia Senior Notes 5.50% due 10/26/2022		800,000	835,792

			1,041,292

South Africa - 1.0%

Republic of South Africa Senior Notes 4.67% due 01/17/2024		960,000	948,192
Republic of South Africa Senior Notes 5.88% due 09/16/2025		500,000	535,000
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	1,900,000	161,461
Republic of South Africa Bonds 7.25% due 01/15/2020	ZAR	2,500,000	221,524

			1,866,177

Spain - 4.2%

Kingdom of Spain Senior Bonds 4.00% due 04/30/2020	EUR	1,000,000	1,494,898
Kingdom of Spain Senior Bonds 4.10% due 07/30/2018	EUR	2,200,000	3,312,997
Kingdom of Spain Senior Bonds 4.40% due 10/31/2023*	EUR	730,000	1,086,395
Kingdom of Spain Senior Bonds 4.60% due 07/30/2019	EUR	1,150,000	1,777,754

			7,672,044

Sri Lanka - 0.8%

Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		320,000	319,200
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		400,000	420,000
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		670,000	698,475

			1,437,675

Sweden - 0.4%

Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	4,340,000	750,948

Turkey - 1.6%

Republic of Turkey Bonds 5.75% due 03/22/2024		250,000	255,000
Republic of Turkey Bonds 6.00% due 01/14/2041		630,000	594,405
Republic of Turkey Senior Notes 7.00% due 06/05/2020		650,000	731,250
Republic of Turkey Senior Notes 7.50% due 11/07/2019		810,000	932,310

Republic of Turkey Senior Notes 11.88% due 01/15/2030		228,000	357,686

			2,870,651

Ukraine - 0.7%

Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		810,000	668,250
Republic of Ukraine Senior Bonds 6.58% due 11/21/2016		300,000	267,000
Republic of Ukraine Senior Notes 7.80% due 11/28/2022		300,000	264,000

			1,199,250

Uruguay - 0.8%

Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		113,000	115,034
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		250,000	316,563
Oriental Republic of Uruguay Notes 8.00% due 11/18/2022		438,230	552,389
Oriental Republic of Uruguay Bonds 8.00% due 11/18/2022		333,579	420,476

			1,404,462

Venezuela - 1.6%

Republic of Venezuela Senior Notes 5.75% due 02/26/2016		700,000	584,500
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		800,000	572,000
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		870,000	613,350
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		330,000	264,000
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		1,000,000	870,000

			2,903,850

Total Government Agencies
(cost $106,651,837)			103,978,530

GOVERNMENT TREASURIES - 25.4%
Italy - 5.8%

Republic of Italy Bonds 3.50% due 11/01/2017	EUR	270,000	396,042
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	1,800,000	2,727,777
Republic of Italy Senior Notes 4.50% due 06/08/2015	JPY	110,000,000	1,121,709
Republic of Italy Bonds 4.50% due 02/01/2018	EUR	450,000	683,067
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	800,000	1,213,063
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	1,150,000	1,784,018
Republic of Italy Bonds 5.00% due 03/01/2025*	EUR	1,020,000	1,586,069
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	1,074,622

			10,586,367

United Kingdom - 4.4%

United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	1,640,000	2,701,225
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2020	GBP	1,165,000	2,137,510
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/2016	GBP	535,000	967,260
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	410,000	774,862
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	855,110
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	290,000	565,571

			8,001,538

United States - 15.2%

United States Treasury Bonds
3.00% due 05/15/2042		1,270,000	1,137,444
4.38% due 02/15/2038		1,520,000	1,747,526
5.38% due 02/15/2031		700,000	896,437
5.50% due 08/15/2028		380,000	487,350
United States Treasury Notes
0.25% due 12/15/2014		2,700,000	2,702,638
1.25% due 09/30/2015		4,300,000	4,369,539
1.75% due 05/15/2022		490,000	466,151
1.88% due 08/31/2017		2,305,000	2,379,193
2.00% due 02/15/2022		400,000	390,000
2.13% due 12/31/2015		1,450,000	1,498,370
2.38% due 03/31/2016		1,388,000	1,445,798
2.75% due 11/30/2016		2,370,000	2,507,756
2.75% due 12/31/2017		2,150,000	2,285,046
2.75% due 02/28/2018		1,830,000	1,945,519
3.13% due 05/15/2021		3,260,000	3,470,117

			27,728,884

Total Government Treasuries
(cost $44,892,911)			46,316,789

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.2%
Brazil - 0.2%

Banco do Brasil SA 5.88% due 01/26/2022* (cost $371,093)		375,000	370,313

Total Long-Term Investment Securities
(cost $176,970,821)		174,940,367

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Time Deposits - 1.2%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014 (cost $2,291,000)	2,291,000	2,291,000

TOTAL INVESTMENTS -
(cost $179,261,821)(1)	97.0%	177,231,367
Other assets less liabilities	3.0	5,424,918

NET ASSETS -	100.0%	$182,656,285

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $24,490,084 representing 13.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Denominated in United States Dollars unless otherwise indicated.
AUD -	Australian Dollar
BRL -	Brazilian Real
CAD -	Canadian Dollar
COP -	Colombian Peso
DKK -	Danish Krone
EUR -	Euro Dollar
GBP -	British Pound
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PEN -	Peruvian Nuevo Sol
PLN -	Polish Zloty
RUB -	Russian Ruble
SEK -	Swedish Krona
SGD -	Singapore Dollar
TRY -	Turkish Lira
ZAR -	South African Rand

Industry Allocation*

Sovereign	67.3%
United States Treasury Notes	12.8
Banks-Commercial	2.9
United States Treasury Bonds	2.4
Time Deposits	1.2
Oil Companies-Integrated	1.2
Auto-Cars/Light Trucks	0.8
Brewery	0.6
Real Estate Operations & Development	0.6
Oil Companies-Exploration & Production	0.5
Banks-Special Purpose	0.5
Food-Meat Products	0.4
Oil Refining & Marketing	0.4
Sovereign Agency	0.4
Municipal Bonds	0.4
Electric-Integrated	0.3
Coal	0.3
Electric-Generation	0.3
Gold Mining	0.3
Independent Power Producers	0.3
Industrial Gases	0.2
Building Products-Cement	0.2
Import/Export	0.2
Electric-Transmission	0.2
Steel-Producers	0.2
Sugar	0.2
Telecom Services	0.2
Transport-Services	0.2
Food-Retail	0.2
Petrochemicals	0.1
Diversified Minerals	0.1
Diversified Operations	0.1
Retail-Major Department Stores	0.1
Metal-Iron	0.1
Pipelines	0.1
Banks-Super Regional	0.1
Metal-Diversified	0.1
Telephone-Integrated	0.1
Gas-Transportation	0.1
SupraNational Banks	0.1
Non-Ferrous Metals	0.1
Food-Misc./Diversified	0.1

97.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$24,274,735	$—	$24,274,735
Government Agencies:
Japan	—	25,347,353	—	25,347,353
Other Countries*	—	78,631,177	—	78,631,177
Government Treasuries:
Italy	—	10,586,367	—	10,586,367
United Kingdom	—	8,001,538	—	8,001,538
United States	—	27,728,884	—	27,728,884
Preferred Securities/Capital Securities	—	370,313	—	370,313
Short-Term Investment Securities:
Time Deposits	—	2,291,000	—	2,291,000

Total	$—	$177,231,367	$—	$177,231,367

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.6%
Australia - 2.2%

Amcor, Ltd.	215,713	$1,946,088
BHP Billiton, Ltd.	76,704	2,626,987
Brambles, Ltd.	214,363	1,792,357
Commonwealth Bank of Australia	39,213	2,612,481
CSL, Ltd.#	72,203	4,651,869

		13,629,782

Austria - 0.2%

Erste Group Bank AG	41,342	1,467,125

Belgium - 0.8%

Anheuser-Busch InBev NV	48,381	5,071,965

Bermuda - 0.6%

Haier Electronics Group Co., Ltd.	605,000	1,793,043
Li & Fung, Ltd.#	1,694,800	2,214,440

		4,007,483

Brazil - 0.6%

BM&FBovespa SA	774,100	3,324,528
BRF SA	18,341	335,727

		3,660,255

Canada - 3.3%

Agrium, Inc.	11,734	1,080,783
Canadian National Railway Co.	63,760	3,604,990
Canadian National Railway Co.	23,835	1,346,625
Canadian Pacific Railway, Ltd.	13,050	2,047,717
Cenovus Energy, Inc.#	47,098	1,246,674
CGI Group, Inc. Class A†	62,501	2,041,598
Encana Corp.#	88,139	1,671,561
Fairfax Financial Holdings, Ltd.	3,539	1,470,061
Shoppers Drug Mart Corp.	16,180	881,111
Suncor Energy, Inc.	88,605	2,923,093
Valeant Pharmaceuticals International, Inc.†	14,470	2,096,124

		20,410,337

Cayman Islands - 1.9%

Baidu, Inc. ADR†	23,354	3,991,899
Belle International Holdings, Ltd.#	954,000	1,172,747
ENN Energy Holdings, Ltd.	86,000	602,290
Sands China, Ltd.	356,400	2,982,801
Tencent Holdings, Ltd.	37,700	3,024,045
Vipshop Holdings, Ltd. ADR†#	2,610	342,745

		12,116,527

China - 0.2%

Industrial & Commercial Bank of China, Ltd., Class H	2,467,000	1,481,367

Denmark - 2.3%

Carlsberg A/S, Class B	22,562	2,380,768
Coloplast A/S, Class B	11,760	990,568
GN Store Nord A/S	71,700	1,773,105
Novo Nordisk A/S	126,575	6,033,178
Pandora A/S	43,550	2,951,395

		14,129,014

Finland - 0.5%

Sampo, Class A	55,624	2,818,514

France - 10.2%

Accor SA	65,860	3,365,816
Air Liquide SA	23,188	3,192,959
AXA SA	87,420	2,285,411
BNP Paribas SA	67,805	5,564,937
Carrefour SA	80,192	2,957,611
Cie de St-Gobain	24,950	1,498,074
Danone SA	43,372	3,063,962
Dassault Systemes SA	6,830	785,118
Essilor International SA	11,642	1,215,815
GDF Suez	54,974	1,410,621
Iliad SA	4,250	1,036,571
L’Oreal SA	11,374	1,927,118
Legrand SA	37,677	2,336,610
LVMH Moet Hennessy Louis Vuitton SA	17,315	3,222,902
Pernod Ricard SA	26,556	3,126,327
Publicis Groupe SA	62,776	5,961,502
Schneider Electric SA	94,442	8,440,702
Total SA	83,502	5,420,576
Valeo SA	26,150	3,661,823
Vinci SA	10,790	806,182
Zodiac Aerospace	72,950	2,576,228

		63,856,865

Germany - 9.2%

Adidas AG	34,971	4,074,029
Allianz SE	12,972	2,322,312
BASF SE	21,320	2,454,884
Bayer AG	89,380	12,694,901
Beiersdorf AG	25,199	2,574,925
Continental AG	22,315	5,431,827
Daimler AG	33,840	3,153,816
Deutsche Boerse AG	22,556	1,850,608
Deutsche Post AG	45,317	1,702,015
Deutsche Telekom AG	112,017	1,901,017
Linde AG	19,108	3,960,173
Merck KGaA	15,229	2,669,616
MTU Aero Engines AG	6,320	531,610
SAP AG	73,509	5,937,703
Siemens AG	17,350	2,317,229
Sky Deutschland AG†	272,888	2,858,906
Wirecard AG	16,854	790,729

		57,226,300

Greece - 0.1%

Alpha Bank AE†	626,470	633,837

Hong Kong - 2.1%

AIA Group, Ltd.	886,200	4,333,622
China Mobile, Ltd.	100,500	955,071
China Unicom Hong Kong, Ltd.#	516,000	687,508
CNOOC, Ltd.	1,200,000	1,966,871
Galaxy Entertainment Group, Ltd.†	297,000	2,977,443
Hutchison Whampoa, Ltd.	180,000	2,426,117

		13,346,632

India - 1.4%

Housing Development Finance Corp.	114,611	1,507,066
ICICI Bank, Ltd. ADR#	31,370	1,119,282
Reliance Industries, Ltd.	93,577	1,203,758
Tata Consultancy Services, Ltd.	68,530	2,511,938
Tata Motors, Ltd. ADR	62,280	2,172,326

		8,514,370

Indonesia - 0.2%

Bank Mandiri Persero Tbk PT	1,193,500	935,554

Ireland - 0.5%

Bank of Ireland†#	4,350,984	2,336,204
James Hardie Industries PLC CDI	79,170	1,024,386

		3,360,590

Israel - 0.6%

Check Point Software Technologies, Ltd.†#	11,280	760,498
Teva Pharmaceutical Industries, Ltd. ADR	59,609	2,973,893

		3,734,391

Italy - 0.9%

Luxottica Group SpA	38,605	2,141,585
Saipem SpA	37,018	870,675
UniCredit SpA	352,700	2,806,586

		5,818,846

Japan - 12.3%

Bridgestone Corp.	63,700	2,295,253
Daikin Industries, Ltd.	65,000	3,728,063
Denso Corp.	94,000	5,024,664
FANUC Corp.	37,400	6,488,130
Fuji Heavy Industries, Ltd.	77,500	2,096,468
Honda Motor Co., Ltd.	193,300	6,927,042
Hoya Corp.	85,100	2,521,977
Inpex Corp.	125,411	1,589,665
Japan Tobacco, Inc.	171,000	5,430,598
KDDI Corp.	32,280	1,966,869
Keyence Corp.	9,500	4,076,496
Komatsu, Ltd.	129,500	2,711,649
Kyocera Corp.	31,700	1,430,035
Lawson, Inc.#	17,000	1,179,326
Mitsubishi Estate Co., Ltd.	125,000	2,951,508
Murata Manufacturing Co., Ltd.	26,500	2,523,450
Nidec Corp.#	35,800	4,393,652
Omron Corp.	41,400	1,739,069
Oriental Land Co., Ltd.	5,400	810,239
ORIX Corp.	216,900	3,196,915
Panasonic Corp.#	101,500	1,272,615
Rakuten, Inc.	203,043	2,910,875
Rinnai Corp.	700	58,740
Seven & I Holdings Co., Ltd.#	41,600	1,558,621
Shin-Etsu Chemical Co., Ltd.	38,700	2,189,590
Sony Corp.#	84,100	1,470,944
Toyota Motor Corp.	45,175	2,591,892
Unicharm Corp.	26,000	1,474,108

		76,608,453

Jersey - 2.3%

Delphi Automotive PLC	12,780	850,765
Informa PLC	152,379	1,333,244
Shire PLC	87,211	4,848,504
WPP PLC	319,405	6,995,968

		14,028,481

Mexico - 0.8%

Cemex SAB de CV ADR†#	192,570	2,518,816
Fomento Economico Mexicano SAB de CV ADR	7,746	663,212
Grupo Televisa SAB ADR	67,273	1,978,499

		5,160,527

Netherlands - 5.4%

Airbus Group NV	49,449	3,644,106
Akzo Nobel NV	77,856	6,448,955
ASML Holding NV (Euronext Amsterdam)	40,027	3,483,467
Heineken NV	48,986	3,312,478
ING Groep NV CVA†	543,455	7,928,886
Koninklijke Boskalis Westminster NV	30,450	1,524,223
Koninklijke DSM NV	12,999	830,649
Randstad Holding NV	60,460	3,809,211
Unilever NV CVA	45,859	1,818,586
Yandex NV, Class A†#	31,332	1,174,950

		33,975,511

Norway - 0.2%

Schibsted ASA	11,840	780,193
Statoil ASA	28,410	749,774

		1,529,967

Russia - 0.4%

Magnit OJSC GDR	28,446	1,592,976
Sberbank of Russia ADR	59,025	608,548

		2,201,524

Singapore - 1.8%

Avago Technologies, Ltd.#	51,338	3,167,554
DBS Group Holdings, Ltd.#	184,000	2,397,886
Keppel Corp., Ltd.#	346,757	2,863,997
Singapore Telecommunications, Ltd.	218,950	621,796
United Overseas Bank, Ltd.	128,077	2,084,352

		11,135,585

South Korea - 1.1%

Hyundai Mobis	8,788	2,580,832
Samsung Electronics Co., Ltd.	2,072	2,618,387
Samsung Electronics Co., Ltd. GDR (LSE)	2,110	1,329,300
Samsung Electronics Co., Ltd. GDR (OTC US)†*	393	247,590

		6,776,109

Spain - 2.6%

Amadeus IT Holding SA, Class A	145,370	6,393,848
Banco Popular Espanol SA(1)	423,999	3,057,325
Banco Santander SA	100,211	908,217
Bankia SA†	749,510	1,573,549
Inditex SA	13,594	1,957,065
International Consolidated Airlines Group SA†	292,400	2,139,721

		16,029,725

Sweden - 2.5%

Hennes & Mauritz AB, Class B	38,950	1,756,855
Investment AB Kinnevik, Class B	4,017	155,940
Investor AB, Class B	69,257	2,468,198
Skandinaviska Enskilda Banken AB, Class A	134,060	1,884,930
SKF AB, Class B	65,728	1,760,155
Svenska Cellulosa AB SCA, Class B	119,043	3,614,931
Telefonaktiebolaget LM Ericsson, Class B	297,863	3,860,537

		15,501,546

Switzerland - 9.8%

ABB, Ltd.	90,826	2,322,543
Adecco SA	40,106	3,463,389
Givaudan SA	780	1,223,877
Julius Baer Group, Ltd.	86,410	4,049,824
Kuehne & Nagel International AG	7,050	1,006,799
Nestle SA	181,808	13,767,383
Novartis AG	79,904	6,673,052
Roche Holding AG	48,792	15,056,451
Sika AG (BR)	470	1,733,576
Sonova Holding AG	9,162	1,295,910
Swiss Re AG	12,538	1,171,829
Syngenta AG	6,027	2,192,882
UBS AG	349,769	7,504,424

		61,461,939

Taiwan - 1.4%

Hon Hai Precision Industry Co., Ltd.	462,431	1,282,072
Taiwan Semiconductor Manufacturing Co., Ltd.	778,269	2,774,211
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	265,731	4,801,759

		8,858,042

Thailand - 0.3%

Kasikornbank PCL (Foreign Shares)	64,100	339,902
Kasikornbank PCL NVDR	252,000	1,316,965

		1,656,867

Turkey - 0.2%

Akbank TAS	541,606	1,401,645

United Kingdom - 17.7%

Aberdeen Asset Management PLC	235,641	1,541,280
ARM Holdings PLC	50,310	850,891
Ashtead Group PLC	247,481	3,630,315
Associated British Foods PLC	88,877	4,461,896
Barclays PLC	421,518	1,779,456
BG Group PLC	244,722	4,460,667
British American Tobacco PLC	58,588	3,188,529
British Sky Broadcasting Group PLC	201,350	3,169,406
BT Group PLC	371,300	2,547,976
Burberry Group PLC	85,163	2,197,617
Capita PLC	199,183	3,802,380
Carnival PLC	17,790	733,734
Centrica PLC	264,177	1,411,185
Compass Group PLC	643,455	10,176,971
Diageo PLC	88,267	2,776,566
Hays PLC	459,519	1,100,368
HSBC Holdings PLC	686,883	7,242,939
ITV PLC	495,613	1,675,627
Johnson Matthey PLC	44,999	2,458,019
Kingfisher PLC	236,841	1,562,613
Lloyds Banking Group PLC†	2,779,504	3,841,294
Next PLC	28,985	3,268,958
Reckitt Benckiser Group PLC	79,568	6,547,447
Reed Elsevier PLC	299,809	4,596,226
Rio Tinto PLC	133,328	7,663,555
Rolls-Royce Holdings PLC	77,645	1,298,905
Royal Bank of Scotland Group PLC†	98,350	540,025
Royal Dutch Shell PLC, Class B	64,798	2,524,971
Smith & Nephew PLC	234,659	3,738,905
Smiths Group PLC	82,787	1,896,473
St James’s Place PLC	183,040	2,681,961
Standard Chartered PLC	139,796	2,961,309
Travis Perkins PLC	77,420	2,534,535
Unilever PLC	29,350	1,199,704
Whitbread PLC	62,706	4,711,547

		110,774,250

Total Common Stocks
(cost $463,600,146)		603,319,925

PREFERRED SECURITIES - 1.4%
Brazil - 0.7%

Banco Bradesco SA ADR	161,391	1,896,344
Itau Unibanco Holding SA	112,100	1,493,073
Itau Unibanco Holding SA ADR	91,316	1,216,329

		4,605,746

Germany - 0.7%

Henkel AG & Co. KGaA	22,449	2,505,247
Volkswagen AG	6,940	1,810,485

		4,315,732

Total Preferred Securities
(cost $8,351,047)		8,921,478

Total Long-Term Investment Securities
(cost $471,951,193)		612,241,403

SHORT-TERM INVESTMENT SECURITIES - 4.7%
Commercial Paper - 0.0%

Barclays US Funding LLC 0.08% due 03/03/2014	$145,000	145,000

Registered Investment Companies - 3.2%

State Street Navigator Securities Lending Prime Portfolio(2)	19,736,141	19,736,141
Time Deposits - 1.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014	9,191,000	9,191,000

Total Short-Term Investment Securities
(cost $29,072,141)		29,072,141

TOTAL INVESTMENTS -
(cost $501,023,334)(3)	102.7%	641,313,544
Liabilities in excess of other assets	(2.7)	(17,022,701)

NET ASSETS -	100.0%	$624,290,843

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $247,590 representing 0.10% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $3,057,325 representing 0.49% of net assets.
(2)	At February 28, 2014, the Fund had loaned securities with a total value of $19,009401. This was secured by collateral of $19,736,141, which was received in cash and subsequently invested in short-term investments currently valued at $19,736,141 as reported in the portfolio of investments.
(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

BR - Bearer Shares

CVA - Certification Van Aandelen (Dutch Cert.)

GDR - Global Depository Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depository Receipt

OTC US - Over The Counter US

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
France	$63,856,865	$—	$—	$63,856,865
Germany	57,226,300	—	—	57,226,300
Japan	76,608,453	—	—	76,608,453
Netherlands	33,975,511	—	—	33,975,511
Switzerland	61,461,939	—	—	61,461,939
United Kingdom	110,774,250	—	—	110,774,250
Other Countries*	199,416,607	—	—	199,416,607
Preferred Securities	8,921,478	—	—	8,921,478
Short-Term Investment Securities:
Commercial Paper	—	145,000	—	145,000
Registered Investment Companies	19,736,141	—	—	19,736,141
Time Deposits	—	9,191,000	—	9,191,000

Total	$631,977,544	$9,336,000	$—	$641,313,544

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

Industry Allocation*

Medical-Drugs	8.0%
Banks-Commercial	5.5
Diversified Banking Institutions	4.8
Food-Misc./Diversified	3.9
Registered Investment Companies	3.2
Auto-Cars/Light Trucks	3.0
Insurance-Life/Health	2.4
Chemicals-Diversified	2.3
Oil Companies-Integrated	2.1
Auto/Truck Parts & Equipment-Original	2.0
Human Resources	1.9
Brewery	1.7
Food-Catering	1.6
Oil Companies-Exploration & Production	1.6
Electronic Components-Misc.	1.5
Time Deposits	1.5
Soap & Cleaning Preparation	1.5
Tobacco	1.4
Power Converter/Supply Equipment	1.3
Electronic Components-Semiconductors	1.3
Retail-Apparel/Shoe	1.3
Hotels/Motels	1.3
Rubber-Tires	1.3
Insurance-Multi-line	1.3
Metal-Diversified	1.2
Semiconductor Components-Integrated Circuits	1.2
Industrial Gases	1.1
Transport-Rail	1.1
Advertising Agencies	1.1
Electric Products-Misc.	1.1
Food-Retail	1.1
Industrial Automated/Robotic	1.0
Telephone-Integrated	1.0
Transactional Software	1.0
Aerospace/Defense-Equipment	1.0
Web Portals/ISP	1.0
Cable/Satellite TV	1.0
Advertising Services	1.0
Medical Products	0.9
Cosmetics & Toiletries	0.9
Casino Hotels	0.9
Enterprise Software/Service	0.9
Beverages-Wine/Spirits	0.9
Wireless Equipment	0.9
Diversified Operations	0.9
Finance-Other Services	0.8
Medical-Biomedical/Gene	0.8
Publishing-Periodicals	0.7
Diversified Manufacturing Operations	0.7
Retail-Building Products	0.7
Electronic Measurement Instruments	0.7
Athletic Footwear	0.7
Diversified Financial Services	0.6
Building Products-Air & Heating	0.6
Rental Auto/Equipment	0.6
Paper & Related Products	0.6
Semiconductor Equipment	0.6
E-Commerce/Products	0.6
Building Products-Cement	0.5
Optical Supplies	0.5
Agricultural Chemicals	0.5
Building & Construction Products-Misc.	0.5
Textile-Apparel	0.5
Finance-Leasing Companies	0.5
Internet Application Software	0.5
Medical-Generic Drugs	0.5
Real Estate Management/Services	0.5
Retail-Jewelry	0.5
Transport-Services	0.5
Audio/Video Products	0.4
Machinery-Construction & Mining	0.4
Diversified Minerals	0.4
Investment Companies	0.4
Computer Services	0.4
Engineering/R&D Services	0.4
Apparel Manufacturers	0.4
Distribution/Wholesale	0.3
Airlines	0.3
Computers-Integrated Systems	0.3
Gas-Distribution	0.3
Broadcast Services/Program	0.3
Containers-Paper/Plastic	0.3
Aerospace/Defense	0.3
Appliances	0.3
Diversified Operations/Commercial Services	0.3
Metal Processors & Fabrication	0.3
Television	0.3
Cellular Telecom	0.2
Public Thoroughfares	0.2
Building & Construction-Misc.	0.2
Finance-Mortgage Loan/Banker	0.2
Insurance-Property/Casualty	0.2
Electric-Integrated	0.2
Multimedia	0.2
Chemicals-Specialty	0.2
Oil Refining & Marketing	0.2
Retail-Convenience Store	0.2
Insurance-Reinsurance	0.2
Retail-Drug Store	0.2
Oil-Field Services	0.1
Resorts/Theme Parks	0.1
Building-Heavy Construction	0.1
Commercial Services	0.1
Computer Aided Design	0.1
Publishing-Newspapers	0.1
Applications Software	0.1
Cruise Lines	0.1
Beverages-Non-alcoholic	0.1
Telecom Services	0.1
Food-Meat Products	0.1

102.7%

*	Calculated as a percentage of net assets

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $461,630,625 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.7%
Aerospace/Defense-Equipment - 1.7%

United Technologies Corp.	25,292	$2,959,670

Applications Software - 2.6%

Intuit, Inc.#	33,460	2,614,899
Microsoft Corp.	48,395	1,854,012
Nuance Communications, Inc.†#	3,400	51,986

		4,520,897

Auto/Truck Parts & Equipment-Original - 1.6%

Delphi Automotive PLC	41,894	2,788,884

Banks-Fiduciary - 0.9%

State Street Corp.	23,934	1,571,746

Banks-Super Regional - 2.0%

Wells Fargo & Co.	75,711	3,514,505

Beverages-Non-alcoholic - 1.8%

PepsiCo, Inc.	39,282	3,145,310

Beverages-Wine/Spirits - 1.0%

Diageo PLC ADR#	14,286	1,795,893

Broadcast Services/Program - 1.0%

Discovery Communications, Inc., Class A†	21,190	1,765,551

Building & Construction Products-Misc. - 0.2%

Louisiana-Pacific Corp.†#	18,705	351,467

Cable/Satellite TV - 3.0%

Comcast Corp., Class A	60,915	3,148,696
DIRECTV†	26,799	2,079,603

		5,228,299

Casino Hotels - 0.9%

Wynn Resorts, Ltd.#	6,465	1,567,698

Cellular Telecom - 0.1%

Vodafone Group PLC ADR#	5,913	245,803

Chemicals-Diversified - 1.0%

Dow Chemical Co.	36,928	1,798,763

Commercial Services - 0.6%

ARAMARK Holdings Corp.#	36,811	1,036,598

Commercial Services-Finance - 1.7%

MasterCard, Inc., Class A	36,995	2,875,251

Computers - 3.9%

Apple, Inc.	12,337	6,492,223
Hewlett-Packard Co.	11,775	351,837

		6,844,060

Computers-Integrated Systems - 0.5%

Teradata Corp.†#	20,682	949,717

Computers-Memory Devices - 1.6%

EMC Corp.	104,113	2,745,460

Cosmetics & Toiletries - 3.0%

Procter & Gamble Co.	67,080	5,276,513

Diversified Banking Institutions - 8.5%

Bank of America Corp.	189,690	3,135,576
Citigroup, Inc.	114,467	5,566,530
JPMorgan Chase & Co.	107,168	6,089,286

		14,791,392

Diversified Manufacturing Operations - 4.1%

Eaton Corp. PLC	44,599	3,331,991
General Electric Co.	147,315	3,752,113

		7,084,104

E-Commerce/Products -2.2%

eBay, Inc.†	66,202	3,890,692

Electronic Components-Semiconductors - 1.9%

Broadcom Corp., Class A	69,345	2,060,933
Skyworks Solutions, Inc.†#	37,684	1,336,275

		3,397,208

Electronic Security Devices - 1.2%

Tyco International, Ltd.	50,873	2,145,823

Entertainment Software - 0.8%

Electronic Arts, Inc.†#	46,115	1,318,428

Instruments-Controls - 2.3%

Honeywell International, Inc.	42,143	3,979,985

Insurance Brokers - 1.4%

Aon PLC	29,219	2,501,146

Insurance-Reinsurance - 2.1%

Berkshire Hathaway, Inc., Class B†	30,931	3,581,191

Investment Management/Advisor Services - 1.4%
BlackRock, Inc.	6,363	1,939,697
Invesco, Ltd.	14,283	489,907

		2,429,604

Medical Products - 1.7%

Covidien PLC	42,033	3,024,274

Medical-Biomedical/Gene - 1.4%

Celgene Corp.†	15,051	2,419,448

Medical-Drugs - 6.6%

Abbott Laboratories#	68,079	2,708,183
Johnson & Johnson	47,129	4,341,523
Pfizer, Inc.	82,166	2,638,350
Salix Pharmaceuticals, Ltd.†#	17,255	1,862,160

		11,550,216

Medical-HMO - 0.7%

Cigna Corp.	15,339	1,220,831

Medical-Wholesale Drug Distribution - 2.1%

Cardinal Health, Inc.	51,859	3,709,474

Multimedia - 2.1%

Viacom, Inc., Class B	40,913	3,589,298

Networking Products - 0.5%

Cisco Systems, Inc.	39,720	865,896

Oil Companies-Exploration & Production - 2.9%

Canadian Natural Resources, Ltd.	51,355	1,880,620
ConocoPhillips	12,673	842,755
Newfield Exploration Co.†#	23,860	672,613
Noble Energy, Inc.	23,624	1,624,386

		5,020,374

Oil Companies-Integrated - 3.0%

Chevron Corp.	31,236	3,602,448
Exxon Mobil Corp.	16,585	1,596,638

		5,199,086

Oil Field Machinery & Equipment - 0.9%

Cameron International Corp.†#	24,160	1,547,690

Oil-Field Services - 1.6%

Halliburton Co.	49,556	2,824,692

Pharmacy Services - 1.5%

Express Scripts Holding Co.†	33,817	2,546,758

Pipelines - 1.1%

Kinder Morgan, Inc.#	58,980	1,878,513

Publishing-Periodicals - 1.0%

Nielsen Holdings NV	37,645	1,782,114

Real Estate Management/Services - 0.8%

Realogy Holdings Corp.†#	27,485	1,304,438

Retail-Building Products - 0.7%

Lowe’s Cos., Inc.	25,796	1,290,574

Retail-Drug Store - 3.3%

CVS Caremark Corp.	49,546	3,623,794
Walgreen Co.	32,080	2,179,836

		5,803,630

Retail-Jewelry - 0.3%

Tiffany & Co.#	5,085	474,176

Retail-Perfume & Cosmetics - 0.3%

Ulta Salon Cosmetics & Fragrance, Inc.†	6,660	597,335

Retail-Restaurants - 0.9%

Yum! Brands, Inc.	20,985	1,554,569

Retail-Sporting Goods - 0.4%

Dick’s Sporting Goods, Inc.#	12,790	686,439

Semiconductor Components-Integrated Circuits - 1.5%

QUALCOMM, Inc.	35,272	2,655,629

Telephone-Integrated - 2.2%

Verizon Communications, Inc.	79,771	3,795,504

Tobacco - 2.5%

Philip Morris International, Inc.	53,176	4,302,470

Transport-Services - 0.6%

FedEx Corp.	8,459	1,127,839

Web Hosting/Design - 0.7%

Equinix, Inc.†#	6,785	1,288,879

Web Portals/ISP - 3.4%

Google, Inc., Class A†	4,865	5,914,137

Total Long-Term Investment Securities
(cost $137,080,561)		174,075,941

SHORT-TERM INVESTMENT SECURITIES - 5.0%
Registered Investment Companies - 5.0%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $8,674,218)	8,674,218	8,674,218

REPURCHASE AGREEMENT - 0.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $1,136,000 and collateralized by $1,265,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,161,619 (cost $1,136,000)	$1,136,000	1,136,000

TOTAL INVESTMENTS
(cost $146,890,779)(2)	105.3%	183,886,159
Liabilities in excess of other assets	(5.3)	(9,222,100)

NET ASSETS	100.0%	$174,664,059

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	At February 28, 2014, the Fund had loaned securities with a total value of $13,923,738. This was secured by collateral of $8,674,218 which was received in cash and subsequently invested in short-term investments currently valued at $8,674,218 as reported in the portfolio of investments. Additional collateral of $5,619,042 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	$4,011,106
Federal Home Loan Mtg. Assoc.	3.50% to 4.00%	06/15/2040 to 06/15/2041	115,666
Government National Mtg. Assoc.	0.55% to 4.00%	06/20/2036 to 01/16/2040	1,492,270

(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$14,791,392	$—	$—	$14,791,392
Medical - Drugs	11,550,216	—	—	11,550,216
Other Industries*	147,734,333	—	—	147,734,333
Short-Term Investment Securities:
Registered Investment Companies	8,674,218	—	—	8,674,218
Repurchase Agreement	—	1,136,000	—	1,136,000

Total	$182,750,159	$1,136,000	$—	$183,886,159

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 100.1%
Advertising Agencies - 0.9%

Omnicom Group, Inc.	45,930	$3,475,982

Aerospace/Defense-Equipment - 3.1%

United Technologies Corp.	106,990	12,519,970

Agricultural Chemicals - 1.4%

Monsanto Co.	52,894	5,819,398

Apparel Manufacturers - 1.1%

VF Corp.#	74,872	4,386,750

Athletic Footwear - 1.1%

NIKE, Inc., Class B	56,730	4,441,959

Auto/Truck Parts & Equipment-Original - 1.0%

Johnson Controls, Inc.	83,160	4,108,104

Beverages-Non-alcoholic - 0.7%

PepsiCo, Inc.	37,720	3,020,240

Beverages-Wine/Spirits - 2.1%

Beam, Inc.	19,830	1,645,097
Pernod Ricard SA	59,105	6,958,184

		8,603,281

Broadcast Services/Program - 1.2%

Discovery Communications, Inc., Class A†#	59,300	4,940,876

Coatings/Paint - 1.0%

Sherwin-Williams Co.#	21,192	4,248,572

Commercial Services-Finance - 1.3%

MasterCard, Inc., Class A	68,611	5,332,447

Computer Aided Design - 0.4%

Autodesk, Inc.†	34,480	1,808,821

Computer Services - 6.2%

Accenture PLC, Class A	197,150	16,432,453
Cognizant Technology Solutions Corp., Class A†	40,270	4,190,496
International Business Machines Corp.	24,648	4,564,070

		25,187,019

Computers - 1.0%

Apple, Inc.	7,415	3,902,070

Computers-Memory Devices - 2.7%

EMC Corp.	420,410	11,086,212

Cosmetics & Toiletries - 5.5%

Colgate-Palmolive Co.	203,334	12,775,475
Procter & Gamble Co.	120,030	9,441,560

		22,217,035

Decision Support Software - 0.4%

MSCI, Inc.†#	33,610	1,469,093

Dental Supplies & Equipment - 2.1%

DENTSPLY International, Inc.	142,840	6,482,079
Patterson Cos., Inc.#	45,910	1,889,656

		8,371,735

Distribution/Wholesale - 1.7%

WW Grainger, Inc.#	27,715	7,067,879

Diversified Manufacturing Operations - 3.3%

Danaher Corp.	175,250	13,404,873

E-Commerce/Products - 0.8%

eBay, Inc.†	57,550	3,382,214

Electronic Components-Semiconductors - 1.5%	`

Microchip Technology, Inc.#	133,370	6,075,004

Electronic Connectors - 0.7%

Amphenol Corp., Class A	33,290	2,930,186

Enterprise Software/Service - 2.9%

Oracle Corp.	299,370	11,708,361

Finance-Credit Card - 3.4%

Visa, Inc., Class A#	61,814	13,966,255

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp.#	74,640	1,978,706

Finance-Other Services - 0.5%

CME Group, Inc.	27,960	2,064,007

Food-Misc./Diversified - 1.9%

Danone SA	109,653	7,746,302

Industrial Gases - 1.8%

Praxair, Inc.	55,177	7,193,425

Instruments-Controls - 3.8%

Mettler-Toledo International, Inc.†	23,774	5,842,698
Sensata Technologies Holding NV†	231,970	9,427,261

		15,269,959

Instruments-Scientific - 3.8%

Thermo Fisher Scientific, Inc.	79,300	9,876,022
Waters Corp.†#	50,400	5,614,560

		15,490,582

Investment Management/Advisor Services - 2.2%

Franklin Resources, Inc.#	166,297	8,855,315

Medical Instruments - 0.6%

St Jude Medical, Inc.	36,430	2,452,468

Medical-Drugs - 5.6%

Abbott Laboratories	129,730	5,160,659
Allergan, Inc.#	25,037	3,179,699
Johnson & Johnson	67,370	6,206,124
Zoetis, Inc.	270,120	8,379,123

		22,925,605

Metal Processors & Fabrication - 1.1%

Precision Castparts Corp.	17,138	4,419,547

Metal-Diversified - 0.5%

Rio Tinto PLC	34,650	1,991,646

Multimedia - 5.6%

Time Warner, Inc.#	142,620	9,574,081
Viacom, Inc., Class B	34,350	3,013,525
Walt Disney Co.	128,000	10,343,680

		22,931,286

Oil Companies-Exploration & Production - 0.9%

Occidental Petroleum Corp.	36,290	3,502,711

Oil-Field Services - 2.7%

Schlumberger, Ltd.	116,110	10,798,230

Pharmacy Services - 2.3%

Express Scripts Holding Co.†	124,570	9,381,367

Retail-Apparel/Shoe - 0.7%

Inditex SA	18,922	2,724,112

Retail-Discount - 0.6%

Target Corp.	37,840	2,366,514

Retail-Drug Store - 2.4%

CVS Caremark Corp.	132,400	9,683,736

Retail-Restaurants - 1.7%

McDonald’s Corp.	72,002	6,850,990

Semiconductor Components-Integrated Circuits - 1.3%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	290,050	5,241,204

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.#	37,740	2,565,565

Textile-Apparel - 2.2%

LVMH Moet Hennessy Louis Vuitton SA	48,818	9,086,665

Transport-Services - 2.4%

Expeditors International of Washington, Inc.#	136,100	5,377,311
Kuehne & Nagel International AG	31,290	4,468,475

		9,845,786

Vitamins & Nutrition Products - 2.0%

Mead Johnson Nutrition Co.	99,420	8,107,701

Web Portals/ISP - 4.9%

Google, Inc., Class A†	16,328	19,849,133

Total Long-Term Investment Securities
(cost $367,137,933)		406,796,898

SHORT-TERM INVESTMENT SECURITIES - 4.2%
Registered Investment Companies - 4.2%
State Street Navigator Securities Lending Prime Portfolio(2)
(cost $17,124,383)	17,124,383	17,124,383

TOTAL INVESTMENTS
(cost $384,262,316)(1)	104.3%	423,921,281
Liabilities in excess of other assets	(4.3)	(17,311,740)

NET ASSETS	100.0%	$406,609,541

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	At February 28, 2014, the Fund had loaned securities with a total value of $16,804,919. This was secured by collateral of $17,124,383, which was received in cash and subsequently invested in short-term investments currently valued at $17,124,383 as reported in the portfolio of investments.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computer Services	$25,187,019	$—	$—	$25,187,019
Cosmetics & Toiletries	22,217,035	—	—	22,217,035
Medical-Drugs	22,925,605	—	—	22,925,605
Multimedia	22,931,286	—	—	22,931,286
Other Industries*	313,535,953	—	—	313,535,953
Short-Term Investment Securities:
Registered Investment Companies	17,124,383	—	—	17,124,383

Total	$423,921,281	$—	$—	$423,921,281

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A†	131,970	$7,074,912

Aerospace/Defense - 0.2%

Esterline Technologies Corp.†	63,407	6,828,934

Aerospace/Defense-Equipment - 1.2%

Alliant Techsystems, Inc.	64,359	8,674,949
B/E Aerospace, Inc.†	199,025	16,767,856
Exelis, Inc.	380,567	7,774,984
Triumph Group, Inc.	105,194	6,858,649

		40,076,438

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†#	111,774	1,655,373

Airlines - 0.5%

Alaska Air Group, Inc.	140,442	12,167,895
JetBlue Airways Corp.†#	439,356	3,879,513

		16,047,408

Apparel Manufacturers - 1.3%

Carter’s, Inc.#	110,194	8,300,914
Hanesbrands, Inc.	200,294	14,677,544
Under Armour, Inc., Class A†#	162,244	18,357,909

		41,336,367

Applications Software - 0.4%

Compuware Corp.	437,709	4,792,913
PTC, Inc.†	241,493	9,493,090

		14,286,003

Auction House/Art Dealers - 0.2%

Sotheby’s#	138,857	6,527,668

Auto-Heavy Duty Trucks - 0.3%

Oshkosh Corp.	174,596	10,096,887

Banks-Commercial - 4.2%

Associated Banc-Corp.	328,463	5,482,047
BancorpSouth, Inc.	169,332	4,052,115
Bank of Hawaii Corp.	89,977	5,259,156
Cathay General Bancorp	148,592	3,775,723
City National Corp.	95,654	7,157,789
Commerce Bancshares, Inc.	164,667	7,354,028
Cullen/Frost Bankers, Inc.#	106,369	7,939,382
East West Bancorp, Inc.	289,644	10,337,394
First Horizon National Corp.	477,606	5,716,944
FirstMerit Corp.	333,561	6,924,726
Fulton Financial Corp.	388,931	4,787,741
Hancock Holding Co.	165,938	5,718,223
International Bancshares Corp.	115,445	2,676,015
Prosperity Bancshares, Inc.	114,629	7,257,162
Signature Bank†	95,571	12,513,111
SVB Financial Group†	92,289	11,620,108
Synovus Financial Corp.	1,964,876	6,837,769
TCF Financial Corp.	333,186	5,370,958
Trustmark Corp.#	135,781	3,276,396
Valley National Bancorp.#	403,436	4,066,635
Webster Financial Corp.	182,578	5,654,441
Westamerica Bancorporation#	53,816	2,705,868

		136,483,731

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.	125,848	12,250,044

Building & Construction Products-Misc. - 0.7%

Fortune Brands Home & Security, Inc.	335,912	15,700,527
Louisiana-Pacific Corp.†	285,198	5,358,870

		21,059,397

Building Products-Air & Heating - 0.3%

Lennox International, Inc.	92,047	8,457,278

Building Products-Cement - 0.6%

Eagle Materials, Inc.	100,908	8,920,267
Martin Marietta Materials, Inc.	93,467	11,401,105

		20,321,372

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	73,070	2,686,053

Building-Maintenance & Services - 0.1%

Rollins, Inc.	129,718	3,873,379

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.	90,478	5,067,673

Building-Residential/Commercial - 0.9%

KB Home#	167,664	3,420,346
MDC Holdings, Inc.#	79,017	2,464,540
NVR, Inc.†	8,456	10,079,552
Toll Brothers, Inc.†	321,200	12,530,012

		28,494,450

Casino Services - 0.2%

Bally Technologies, Inc.†#	78,758	5,335,855
Scientific Games Corp., Class A†	98,145	1,315,143

		6,650,998

Chemicals-Diversified - 0.1%

Olin Corp.#	160,807	4,211,535

Chemicals-Specialty - 1.7%

Albemarle Corp.	164,503	10,855,553
Ashland, Inc.	145,680	13,747,822
Cabot Corp.	120,462	6,521,813
Cytec Industries, Inc.	71,667	6,784,715
Minerals Technologies, Inc.	69,583	3,722,690
NewMarket Corp.#	23,046	8,519,415
Sensient Technologies Corp.	101,163	5,303,976

		55,455,984

Coal - 0.1%

Alpha Natural Resources, Inc.†#	446,540	2,397,920

Coatings/Paint - 0.7%

RPM International, Inc.	268,675	11,246,735
Valspar Corp.	162,912	12,177,672

		23,424,407

Coffee - 0.9%

Green Mountain Coffee Roasters, Inc.	265,033	29,095,323

Commercial Services - 0.2%

Convergys Corp.	205,561	4,207,834
HMS Holdings Corp.†#	178,397	3,650,002

		7,857,836

Commercial Services-Finance - 0.9%

Global Payments, Inc.	147,305	10,359,961
SEI Investments Co.	289,623	9,722,644
WEX, Inc.†	78,566	7,606,760

		27,689,365

Communications Software - 0.2%

SolarWinds, Inc.†	132,134	6,101,948

Computer Aided Design - 0.5%

ANSYS, Inc.†	187,261	15,640,039

Computer Services - 0.2%

DST Systems, Inc.	59,656	5,606,471

Computers-Integrated Systems - 2.0%

3D Systems Corp.†#	193,175	14,673,573
Diebold, Inc.#	129,013	4,823,796
Jack Henry & Associates, Inc.	172,959	10,054,107
MICROS Systems, Inc.†	152,143	8,445,458
NCR Corp.†	336,286	11,450,538
Riverbed Technology, Inc.†	327,228	7,290,640
VeriFone Systems, Inc.†	220,762	6,391,060

		63,129,172

Computers-Periphery Equipment - 0.2%

Lexmark International, Inc., Class A	125,499	5,288,528

Consulting Services - 1.6%

CoreLogic, Inc.†	189,403	6,174,538
Corporate Executive Board Co.	67,924	5,079,357
FTI Consulting, Inc.†	81,278	2,372,505
Gartner, Inc.†	186,287	12,958,124
Leidos Holdings, Inc.#	147,185	6,573,282
Science Applications International Corp.	84,205	3,140,846
Towers Watson & Co., Class A	130,456	14,232,749

		50,531,401

Consumer Products-Misc. - 0.9%

Jarden Corp.†	241,748	14,860,250
Scotts Miracle-Gro Co., Class A	88,790	5,070,797
Tupperware Brands Corp.	102,389	8,047,775

		27,978,822

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	61,536	3,080,492
Silgan Holdings, Inc.	88,429	4,263,162

		7,343,654

Containers-Paper/Plastic - 1.2%

Packaging Corp. of America	198,206	14,447,235
Rock-Tenn Co. Class A	145,585	16,250,198
Sonoco Products Co.	206,040	8,649,559

		39,346,992

Data Processing/Management - 0.8%

Acxiom Corp.†	151,810	5,651,886
Broadridge Financial Solutions, Inc.	240,863	9,094,987
CommVault Systems, Inc.†#	89,821	6,186,871
Fair Isaac Corp.	69,858	3,753,470

		24,687,214

Decision Support Software - 0.3%

MSCI, Inc.†	239,288	10,459,278

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	142,842	7,474,922

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†#	104,875	13,203,763

Distribution/Wholesale - 1.5%

Arrow Electronics, Inc.†	203,594	11,529,528
Ingram Micro, Inc., Class A†	311,519	9,174,235
LKQ Corp.†	607,537	16,944,207
Owens & Minor, Inc.#	127,564	4,429,022
Watsco, Inc.	54,734	5,384,731

		47,461,723

Diversified Manufacturing Operations - 1.8%

A.O. Smith Corp.	154,861	7,696,592
Carlisle Cos., Inc.	128,538	10,195,634
Crane Co.	98,717	7,050,368
Harsco Corp.	163,024	4,095,163
ITT Corp.	183,300	8,046,870
SPX Corp.	91,658	9,869,733
Trinity Industries, Inc.	157,818	11,332,911

		58,287,271

E-Marketing/Info - 0.1%

Conversant, Inc.†#	126,818	3,152,695

Electric-Integrated - 2.6%

Alliant Energy Corp.	224,212	12,161,259
Black Hills Corp.	89,902	5,098,342
Cleco Corp.	122,170	6,038,863
Great Plains Energy, Inc.	310,272	8,150,846
Hawaiian Electric Industries, Inc.#	201,299	5,115,008
IDACORP, Inc.#	101,518	5,704,296
MDU Resources Group, Inc.	381,618	12,959,747
OGE Energy Corp.	401,063	14,438,268
PNM Resources, Inc.	160,977	4,209,549
Westar Energy, Inc.#	256,972	8,793,582

		82,669,760

Electronic Components-Misc. - 0.4%

Gentex Corp.	292,494	9,175,537
Vishay Intertechnology, Inc.#	273,821	3,871,829

		13,047,366

Electronic Components-Semiconductors - 2.0%

Advanced Micro Devices, Inc.†#	1,243,153	4,612,098
Cree, Inc.†#	243,934	14,984,866
Fairchild Semiconductor International, Inc.†	256,674	3,613,970
International Rectifier Corp.†	143,697	3,872,634
Intersil Corp., Class A	258,041	3,282,281
Rovi Corp.†	206,523	5,130,031
Semtech Corp.†	138,718	3,461,014
Silicon Laboratories, Inc.†	80,176	4,166,747
Skyworks Solutions, Inc.†	379,409	13,453,843
SunEdison, Inc.†	495,689	9,100,850

		65,678,334

Electronic Design Automation - 0.8%

Cadence Design Systems, Inc.†	581,514	8,914,610
Mentor Graphics Corp.	196,878	4,260,440
Synopsys, Inc.†	312,050	12,606,820

		25,781,870

Electronic Measurement Instruments - 0.9%

Itron, Inc.†#	79,118	2,769,130

National Instruments Corp.	197,291	5,715,520
Trimble Navigation, Ltd.†	521,085	19,879,393

		28,364,043

Electronic Parts Distribution - 0.5%

Avnet, Inc.	278,026	12,102,472
Tech Data Corp.†	76,313	4,395,629

		16,498,101

Engineering/R&D Services - 0.7%

AECOM Technology Corp.†	198,429	6,337,822
KBR, Inc.	299,363	8,268,406
URS Corp.	151,337	7,037,171

		21,643,399

Enterprise Software/Service - 0.8%

Advent Software, Inc.	81,478	2,501,375
Concur Technologies, Inc.†#	95,155	11,746,885
Informatica Corp.†	219,299	9,114,066
ManTech International Corp., Class A#	48,075	1,407,155

		24,769,481

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.	63,887	3,286,986

Filtration/Separation Products - 0.5%

CLARCOR, Inc.	101,205	5,862,806
Donaldson Co., Inc.	271,887	11,647,639

		17,510,445

Finance-Investment Banker/Broker - 0.5%

Greenhill & Co., Inc.#	52,751	2,810,046
Raymond James Financial, Inc.	249,087	13,146,812

		15,956,858

Finance-Other Services - 0.3%

CBOE Holdings, Inc.	176,221	9,521,221

Food-Baking - 0.2%

Flowers Foods, Inc.	353,995	7,281,677

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	42,152	1,226,615

Food-Dairy Products - 0.4%

Dean Foods Co.#	190,786	2,821,725
WhiteWave Foods Co., Class A†	350,487	9,918,782

		12,740,507

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	66,063	3,773,519

Food-Meat Products - 0.3%

Hillshire Brands Co.	248,601	9,334,968

Food-Misc./Diversified - 0.7%

Hain Celestial Group, Inc.†	96,577	8,624,326
Ingredion, Inc.	154,962	10,202,698
Lancaster Colony Corp.	39,149	3,531,240

		22,358,264

Food-Retail - 0.1%

SUPERVALU, Inc.†#	398,536	2,578,528

Food-Wholesale/Distribution - 0.2%

United Natural Foods, Inc.†	99,980	7,236,552

Footwear & Related Apparel - 0.2%

Deckers Outdoor Corp.†#	69,797	5,189,407

Funeral Services & Related Items - 0.3%

Matthews International Corp., Class A#	55,135	2,262,189
Service Corp. International	428,360	8,006,048

		10,268,237

Gas-Distribution - 1.7%

Atmos Energy Corp.	199,896	9,215,206
National Fuel Gas Co.#	169,137	12,705,571
ONE Gas, Inc.†	104,224	3,541,532
Questar Corp.	353,807	8,402,916
UGI Corp.	230,586	10,304,888
Vectren Corp.	166,447	6,403,216
WGL Holdings, Inc.	104,566	4,202,508

		54,775,837

Gold Mining - 0.3%

Royal Gold, Inc.#	131,586	9,041,274

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	111,558	5,272,231

Home Furnishings - 0.2%

Tempur Sealy International, Inc.†#	122,237	6,340,433

Human Resources - 0.4%

Manpowergroup, Inc.	159,643	12,477,697

Industrial Automated/Robotic - 0.3%

Nordson Corp.	122,006	8,925,959

Instruments-Controls - 0.6%

Mettler-Toledo International, Inc.†	59,994	14,744,125
Woodward, Inc.	122,471	5,338,511

		20,082,636

Insurance Brokers - 0.6%

Arthur J. Gallagher & Co.	265,831	12,281,392
Brown & Brown, Inc.	241,003	7,254,190

		19,535,582

Insurance-Life/Health - 0.6%

Primerica, Inc.	110,807	4,966,370
Protective Life Corp.	158,782	8,278,894
StanCorp Financial Group, Inc.	88,908	5,883,931

		19,129,195

Insurance-Multi-line - 0.6%

American Financial Group, Inc.	144,482	8,258,591
Kemper Corp.	103,530	4,014,894
Old Republic International Corp.	488,661	7,603,565

		19,877,050

Insurance-Property/Casualty - 2.0%

Alleghany Corp.†	33,883	13,061,897
Fidelity National Financial, Inc., Class A	554,289	18,324,794
First American Financial Corp.	213,618	5,754,869
Hanover Insurance Group, Inc.	88,637	5,215,401
HCC Insurance Holdings, Inc.	202,499	8,889,706
Mercury General Corp.	73,307	3,320,807
WR Berkley Corp.	221,086	9,117,587

		63,685,061

Insurance-Reinsurance - 1.2%

Aspen Insurance Holdings, Ltd.	132,623	4,981,320
Everest Re Group, Ltd.	96,807	14,447,477
Reinsurance Group of America, Inc.	142,651	10,982,700
RenaissanceRe Holdings, Ltd.#	89,756	8,572,596

		38,984,093

Internet Infrastructure Software - 0.2%

TIBCO Software, Inc.†	309,746	6,749,365

Investment Management/Advisor Services - 1.6%

Affiliated Managers Group, Inc.†	107,068	20,134,137
Eaton Vance Corp.#	245,240	9,279,881
Federated Investors, Inc., Class B#	190,357	5,215,782
Janus Capital Group, Inc.#	301,925	3,378,541
Waddell & Reed Financial, Inc., Class A	172,621	12,031,684

		50,040,025

Leisure Products - 0.3%

Brunswick Corp.	183,799	8,232,357

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.	86,763	12,237,921

Machine Tools & Related Products - 0.6%

Kennametal, Inc.	158,481	6,931,959
Lincoln Electric Holdings, Inc.	164,940	12,365,552

		19,297,511

Machinery-Construction & Mining - 0.3%

Terex Corp.	225,134	10,025,217

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	91,080	6,711,685

Machinery-Farming - 0.3%

AGCO Corp.	182,984	9,603,000

Machinery-General Industrial - 1.1%

IDEX Corp.	163,937	12,306,751
Wabtec Corp.	194,627	15,447,545
Zebra Technologies Corp., Class A†	101,589	7,008,625

		34,762,921

Machinery-Pumps - 0.3%

Graco, Inc.	123,749	9,656,134

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	320,979	5,960,580

Medical Instruments - 0.3%

Techne Corp.	67,054	5,957,077
Thoratec Corp.†	115,135	4,276,114

		10,233,191

Medical Labs & Testing Services - 0.4%

Covance, Inc.†	113,515	11,755,613

Medical Products - 1.7%

Cooper Cos., Inc.	98,921	12,682,661
Henry Schein, Inc.†	173,506	20,654,154
Hill-Rom Holdings, Inc.	118,565	4,485,314
Sirona Dental Systems, Inc.†	111,164	7,832,615
Teleflex, Inc.	83,154	8,480,877

		54,135,621

Medical Sterilization Products - 0.2%

STERIS Corp.	118,979	5,490,881

Medical-Biomedical/Gene - 1.0%

Bio-Rad Laboratories, Inc., Class A†	40,594	5,265,854
Charles River Laboratories International, Inc.†	97,244	5,777,266
Cubist Pharmaceuticals, Inc.†	149,673	11,901,997
United Therapeutics Corp.†	93,386	9,471,208

		32,416,325

Medical-Drugs - 1.4%

Endo Health Solutions, Inc.†#	276,401	22,062,328
Mallinckrodt PLC†#	116,603	7,892,857
Salix Pharmaceuticals, Ltd.†	127,114	13,718,143

		43,673,328

Medical-HMO - 0.3%

Health Net, Inc.†	160,684	5,471,290
WellCare Health Plans, Inc.†	88,323	5,460,128

		10,931,418

Medical-Hospitals - 0.9%

Community Health Systems, Inc.†	229,040	9,507,451
LifePoint Hospitals, Inc.†	95,017	5,154,672
Universal Health Services, Inc., Class B	180,725	14,508,603

		29,170,726

Metal Processors & Fabrication - 0.4%

Timken Co.	160,655	9,697,136
Worthington Industries, Inc.	107,056	4,267,252

		13,964,388

Miscellaneous Manufacturing - 0.3%

AptarGroup, Inc.	133,085	8,806,234

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†	143,940	4,305,245

Multimedia - 0.4%

FactSet Research Systems, Inc.#	81,015	8,530,070
Meredith Corp.	74,984	3,509,251

		12,039,321

Networking Products - 0.3%

Fortinet, Inc.†	277,489	6,423,870
Polycom, Inc.†	288,864	3,859,223

		10,283,093

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.	249,682	10,803,740

Office Furnishings-Original - 0.2%

Herman Miller, Inc.	119,198	3,358,999
HNI Corp.	91,454	3,251,190

		6,610,189

Oil & Gas Drilling - 0.4%

Atwood Oceanics, Inc.†	116,519	5,521,835
Patterson-UTI Energy, Inc.	291,479	8,484,954

		14,006,789

Oil Companies-Exploration & Production - 2.1%

Bill Barrett Corp.†	98,998	2,508,609
Cimarex Energy Co.	175,513	20,308,609
Energen Corp.	146,893	11,816,073

Gulfport Energy Corp.†	169,929	11,232,307
Rosetta Resources, Inc.†	123,819	5,493,849
SM Energy Co.	135,379	9,984,201
Unit Corp.†	88,324	5,423,094

		66,766,742

Oil Field Machinery & Equipment - 0.5%

Dresser-Rand Group, Inc.†	154,178	8,376,491
Dril-Quip, Inc.†	82,238	8,845,519

		17,222,010

Oil Refining & Marketing - 0.7%

HollyFrontier Corp.	401,582	18,300,092
Murphy USA, Inc.†	89,742	3,639,935

		21,940,027

Oil-Field Services - 1.4%

CARBO Ceramics, Inc.	40,110	4,975,645
Helix Energy Solutions Group, Inc.†	198,851	4,700,838
Oceaneering International, Inc.	218,660	15,651,683
Oil States International, Inc.†	111,463	10,580,068
Superior Energy Services, Inc.	322,305	9,537,005

		45,445,239

Paper & Related Products - 0.2%

Domtar Corp.	65,475	7,253,321

Patient Monitoring Equipment - 0.1%

Masimo Corp.†	103,968	2,656,382

Pharmacy Services - 0.4%

Omnicare, Inc.	208,117	12,258,091

Physicians Practice Management - 0.4%

MEDNAX, Inc.†	203,283	12,363,672

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc., Class B	108,705	12,994,596

Printing-Commercial - 0.4%

Deluxe Corp.	102,058	5,151,888
R.R. Donnelley & Sons Co.	399,531	7,643,028

		12,794,916

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A#	93,618	5,432,653

Publishing-Newspapers - 0.1%

New York Times Co., Class A#	254,234	4,174,522

Quarrying - 0.2%

Compass Minerals International, Inc.	67,655	5,774,354

Racetracks - 0.1%

International Speedway Corp., Class A	56,392	1,902,102

Real Estate Investment Trusts - 8.9%

Alexandria Real Estate Equities, Inc.	144,756	10,487,572
American Campus Communities, Inc.	211,761	7,822,451
BioMed Realty Trust, Inc.	388,248	8,028,969
BRE Properties, Inc.	155,993	9,635,688
Camden Property Trust	172,403	11,499,280
Corporate Office Properties Trust	176,592	4,709,709
Corrections Corp. of America	234,123	7,808,002
Duke Realty Corp.	658,405	11,061,204
Equity One, Inc.	127,886	2,966,955
Essex Property Trust, Inc.	76,871	12,856,675
Extra Space Storage, Inc.	222,234	10,911,689
Federal Realty Investment Trust	131,444	14,631,032
Highwoods Properties, Inc.	181,705	6,852,096
Home Properties, Inc.	114,970	6,776,332
Hospitality Properties Trust	299,771	7,943,931
Kilroy Realty Corp.	165,851	9,539,750
Liberty Property Trust	296,251	11,334,563
Mack-Cali Realty Corp.	177,890	3,958,053
Mid-America Apartment Communities, Inc.	151,118	10,221,622
National Retail Properties, Inc.#	246,269	8,838,594
Omega Healthcare Investors, Inc.	247,615	7,913,775
Potlatch Corp.	81,911	3,246,952
Rayonier, Inc.	255,157	12,015,343
Realty Income Corp.#	416,562	18,503,684
Regency Centers Corp.	186,588	9,473,073
Senior Housing Properties Trust	380,278	8,480,199
SL Green Realty Corp.	191,707	19,042,256
Taubman Centers, Inc.	128,439	9,048,528
UDR, Inc.	506,730	13,078,701
Weingarten Realty Investors	226,720	6,914,960

		285,601,638

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.	89,805	11,063,976

Real Estate Operations & Development - 0.1%

Alexander & Baldwin, Inc.	86,263	3,590,266

Recreational Centers - 0.1%

Life Time Fitness, Inc.†#	79,277	3,741,874

Recreational Vehicles - 0.5%

Polaris Industries, Inc.#	130,186	17,448,830

Rental Auto/Equipment - 0.7%

Aaron’s, Inc.#	154,140	4,736,722
Rent-A-Center, Inc.	108,165	2,719,268
United Rentals, Inc.†#	188,421	16,645,111

		24,101,101

Respiratory Products - 0.4%

ResMed, Inc.#	287,138	12,639,815

Retail-Apparel/Shoe - 1.3%

Abercrombie & Fitch Co., Class A	154,386	6,118,317
American Eagle Outfitters, Inc.	342,864	4,981,814
ANN, Inc.†	92,804	3,308,462
Ascena Retail Group, Inc.†	260,196	4,758,985
Chico’s FAS, Inc.	320,912	5,304,675
Foot Locker, Inc.	300,101	12,517,213
Guess?, Inc.	120,079	3,643,197

		40,632,663

Retail-Auto Parts - 0.6%

Advance Auto Parts, Inc.	147,190	18,746,118

Retail-Automobile - 0.3%

Copart, Inc.†	225,814	8,226,404

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Class A	97,396	8,408,197

Retail-Discount - 0.2%

Big Lots, Inc.†#	117,799	3,480,960
HSN, Inc.	67,328	3,861,261

		7,342,221

Retail-Jewelry - 0.5%

Signet Jewelers, Ltd.	162,110	15,489,610

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.	179,874	10,475,862

Retail-Major Department Stores - 0.1%

J.C. Penney Co., Inc.†#	615,627	4,481,765

Retail-Misc./Diversified - 0.2%

CST Brands, Inc.	152,784	4,970,064

Retail-Office Supplies - 0.1%

Office Depot, Inc.†	964,553	4,755,246

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.#	146,036	6,574,541

Retail-Restaurants - 1.2%

Bob Evans Farms, Inc.	55,125	2,852,168
Brinker International, Inc.	135,454	7,449,970
Cheesecake Factory, Inc.	97,242	4,620,940
Domino’s Pizza, Inc.	112,605	8,902,551
Panera Bread Co., Class A†	54,076	9,805,060
Wendy’s Co.	526,703	5,045,815

		38,676,504

Retail-Sporting Goods - 0.5%

Cabela’s, Inc.†#	94,165	6,245,023
Dick’s Sporting Goods, Inc.	205,911	11,051,243

		17,296,266

Savings & Loans/Thrifts - 0.9%

Astoria Financial Corp.	169,831	2,326,685
First Niagara Financial Group, Inc.	715,353	6,488,252
New York Community Bancorp, Inc.#	890,973	14,237,748
Washington Federal, Inc.	205,702	4,611,839

		27,664,524

Schools - 0.4%

Apollo Education Group, Inc.†	201,726	6,723,527
DeVry Education Group, Inc.#	115,059	4,833,629

		11,557,156

Security Services - 0.1%

Brink’s Co.	97,547	2,966,404

Semiconductor Components-Integrated Circuits - 0.4%

Atmel Corp.†	860,657	6,936,896
Cypress Semiconductor Corp.#	280,938	2,750,383
Integrated Device Technology, Inc.†	278,679	3,285,625

		12,972,904

Semiconductor Equipment - 0.2%

Teradyne, Inc.†#	387,236	7,853,146

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	99,780	10,110,707

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.	280,605	19,075,528

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.#	54,135	7,883,680

Steel-Producers - 0.9%

Carpenter Technology Corp.	107,052	6,332,126
Commercial Metals Co.	236,499	4,576,256
Reliance Steel & Aluminum Co.	156,308	10,829,018
Steel Dynamics, Inc.	448,618	7,823,898

		29,561,298

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	208,445	5,121,493
JDS Uniphase Corp.†	470,551	6,484,193

		11,605,686

Telecom Services - 0.4%

NeuStar, Inc., Class A†#	126,550	4,533,021
tw telecom, Inc.†	291,150	8,912,102

		13,445,123

Telecommunication Equipment - 0.4%

ADTRAN, Inc.	116,586	3,054,553
Knowles Corp.†	172,151	5,534,655
Plantronics, Inc.	88,467	3,926,165

		12,515,373

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	199,522	4,547,106

Television - 0.3%

AMC Networks, Inc., Class A†	119,782	9,105,828

Theaters - 0.2%

Cinemark Holdings, Inc.	209,772	6,171,492

Tobacco - 0.1%

Universal Corp.	46,918	2,704,823

Transactional Software - 0.4%

ACI Worldwide, Inc.†	77,901	4,676,397
Solera Holdings, Inc.	139,160	9,521,327

		14,197,724

Transport-Equipment & Leasing - 0.2%

GATX Corp.	93,368	6,058,650

Transport-Marine - 0.5%

Kirby Corp.†#	114,725	12,001,382
Tidewater, Inc.	100,207	4,882,085

		16,883,467

Transport-Rail - 0.3%

Genesee & Wyoming, Inc., Class A†	102,684	10,157,501

Transport-Services - 0.1%

Matson, Inc.	86,575	2,088,189
UTi Worldwide, Inc.	184,176	1,812,292

		3,900,481

Transport-Truck - 1.0%

Con-way, Inc.	114,974	4,385,108
J.B. Hunt Transport Services, Inc.	185,781	13,352,081
Landstar System, Inc.	92,392	5,331,942
Old Dominion Freight Line, Inc.†	141,049	7,509,449
Werner Enterprises, Inc.#	92,332	2,386,782

		32,965,362

Veterinary Diagnostics - 0.2%

VCA Antech, Inc.†	179,359	5,554,748

Water - 0.3%

Aqua America, Inc.	357,122	8,995,903

Web Hosting/Design - 0.9%

Equinix, Inc.†#	100,597	19,109,406
Rackspace Hosting, Inc.†#	231,697	8,519,499

		27,628,905

Web Portals/ISP - 0.2%

AOL, Inc.†	158,588	6,942,983

Wire & Cable Products - 0.1%

General Cable Corp.	100,560	3,095,237

Wireless Equipment - 0.2%

InterDigital, Inc.#	83,247	2,539,034
RF Micro Devices, Inc.†	570,604	4,039,876

		6,578,910

X-Ray Equipment - 0.4%

Hologic, Inc.†	551,979	12,022,103

Total Long-Term Investment Securities
(cost $2,152,412,381)		3,179,810,972

SHORT-TERM INVESTMENT SECURITIES - 10.3%
Registered Investment Companies - 9.4%
State Street Navigator Securities Lending Prime Portfolio(1)	304,192,113	304,192,113

U.S. Government Treasuries - 0.9%
United States Treasury Bills
Disc. Notes
0.02% due 04/17/2014(2)	25,000,000	24,999,266
0.07% due 03/13/2014(2)	4,300,000	4,299,907

		29,299,173

Total Short-Term Investment Securities
(cost $333,491,286)		333,491,286

REPURCHASE AGREEMENT - 0.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(3)
(cost $9,093,000)	9,093,000	9,093,000

TOTAL INVESTMENTS
(cost $2,494,996,667)(4)	109.5%	3,522,395,258
Liabilities in excess of other assets	(9.5)	(306,874,786)

NET ASSETS	100.0%	$3,215,520,472

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2014, the Fund had loaned securities with a total value of $304,429,249. This was secured by collateral of $304,192,113 which was received in cash and subsequently invested in short-term investments currently valued at $304,192,113 as reported in the portfolio of investments. Additional collateral of $8,583,192 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

			Value as of
Securities	Coupon Range	Maturity Date Range	February 28, 2014
Federal Home Loan Mtg. Corp.	3.50% to 4.00%	06/15/2040 to 06/15/2041	$93,382
Federal National Mtg. Assoc.	1.82% to 4.00%	10/25/2022 to 05/25/2042	1,394,119
Government National Mtg. Assoc.	0.56% to 4.00%	06/20/2036 to 01/16/2040	1,120,128
United States Treasury Notes/Bonds	zero coupon to 4.75%	04/03/2014 to 02/15/2043	5,975,563

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value as Trade Date	Value as February 28, 2014	Unrealized Appreciation (Depreciation)

313	Long	S&P Midcap 400 E-Mini Index	March 2014	$41,062,894	$43,012,460	$1,949,566

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Real Estate Investment Trusts	$285,601,638	$—	$—	$285,601,638
Other Industries*	2,894,209,334	—	—	2,894,209,334
Short-Term Investment Securities:
Registered Investment Companies	304,192,113	—	—	304,192,113
U.S. Government Treasuries	—	29,299,173	—	29,299,173
Repurchase Agreement	—	9,093,000	—	9,093,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	1,949,566	—	—	1,949,566

Total	$3,485,952,651	$38,392,173	$—	$3,524,344,824

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.3%
Advertising Services - 0.5%

Aimia, Inc.	105,099	$1,770,158

Aerospace/Defense - 0.6%

TransDigm Group, Inc.	11,269	2,007,460

Aerospace/Defense-Equipment - 0.6%

B/E Aerospace, Inc.†#	23,125	1,948,281

Airlines - 0.6%

United Continental Holdings, Inc.†	40,565	1,823,802

Apparel Manufacturers - 2.7%

Carter’s, Inc.#	60,076	4,525,525
Moncler SpA†	88,539	1,621,732
VF Corp.	45,125	2,643,874

		8,791,131

Appliances - 0.6%

Whirlpool Corp.	14,745	2,132,569

Applications Software - 1.9%

NetSuite, Inc.†#	16,757	1,928,563
Salesforce.com, Inc.†#	29,865	1,862,680
ServiceNow, Inc.†	35,488	2,415,313

		6,206,556

Auto-Cars/Light Trucks - 2.0%

Tesla Motors, Inc.†#	26,688	6,533,489

Auto-Heavy Duty Trucks - 0.5%

Oshkosh Corp.	28,125	1,626,469

Auto/Truck Parts & Equipment-Original - 1.2%

Delphi Automotive PLC	36,440	2,425,811
WABCO Holdings, Inc.†	14,035	1,437,886

		3,863,697

Banks-Commercial - 0.4%

First Republic Bank	25,765	1,339,007

Beverages-Non-alcoholic - 0.7%

Monster Beverage Corp.†	31,746	2,349,204

Broadcast Services/Program - 0.6%

Scripps Networks Interactive, Inc., Class A#	22,685	1,842,929

Building & Construction Products-Misc. - 0.5%

Armstrong World Industries, Inc.†	27,795	1,525,668

Building Products-Cement - 0.7%

Martin Marietta Materials, Inc.#	17,959	2,190,639

Casino Hotels - 0.6%

Wynn Resorts, Ltd.#	8,055	1,953,257

Chemicals-Specialty - 0.6%

International Flavors & Fragrances, Inc.	21,385	2,005,699

Coatings/Paint - 0.9%

Sherwin-Williams Co.	14,305	2,867,866

Coffee - 0.8%

Green Mountain Coffee Roasters, Inc.#	23,485	2,578,183

Commercial Services - 3.0%

Edenred	165,448	5,320,973
Intertek Group PLC	89,381	4,401,884

		9,722,857

Commercial Services-Finance - 2.6%

FleetCor Technologies, Inc.†	38,569	5,011,270
McGraw Hill Financial, Inc.	24,400	1,943,704
SEI Investments Co.	48,385	1,624,285

		8,579,259

Computer Graphics - 0.6%

Tableau Software, Inc., Class A†	19,898	1,877,177

Computer Services - 1.4%

IHS, Inc., Class A†	37,948	4,549,206

Computer Software - 2.5%

Akamai Technologies, Inc.†	132,060	8,072,828

Computers-Integrated Systems - 0.5%

3D Systems Corp.†#	22,110	1,679,476

Computers-Memory Devices - 0.4%

Western Digital Corp.	13,475	1,172,190

Computers-Periphery Equipment - 0.3%

Stratasys, Ltd.†#	7,408	941,779

Consulting Services - 3.8%

Gartner, Inc.†#	73,940	5,143,266
Qualicorp SA†	152,805	1,384,190
Towers Watson & Co., Class A	11,365	1,239,922
Verisk Analytics, Inc., Class A†#	72,157	4,597,483

		12,364,861

Data Processing/Management - 0.6%

Fidelity National Information Services, Inc.	33,615	1,869,330

Decision Support Software - 1.5%

MSCI, Inc.†	110,272	4,819,989

Distribution/Wholesale - 0.4%

Fossil Group, Inc.†	12,120	1,392,709

Diversified Manufacturing Operations - 1.8%

Colfax Corp.†#	54,492	3,876,016
Eaton Corp. PLC	26,425	1,974,212

		5,850,228

E-Commerce/Products - 1.3%

ASOS PLC†	9,814	1,143,809
MercadoLibre, Inc.#	12,322	1,283,706
zulily, Inc., Class A†#	27,613	1,888,453

		4,315,968

E-Commerce/Services - 1.7%

Groupon, Inc.†#	523,644	4,351,482
TripAdvisor, Inc.†#	11,651	1,167,896

		5,519,378

Electric Products-Misc. - 0.8%

AMETEK, Inc.#	51,729	2,754,052

Electronic Components-Semiconductors - 1.1%

Avago Technologies, Ltd.	29,195	1,801,331
Microchip Technology, Inc.#	36,330	1,654,832

		3,456,163

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.	31,725	1,806,104

Energy-Alternate Sources - 0.3%

SolarCity Corp.†#	12,525	1,064,124

Enterprise Software/Service - 0.8%

Workday, Inc., Class A†#	23,040	2,532,557

Food-Confectionery - 0.8%

Hershey Co.#	26,305	2,783,595

Food-Misc./Diversified - 1.1%

McCormick & Co., Inc.#	55,117	3,659,769

Food-Retail - 0.7%

Whole Foods Market, Inc.#	42,155	2,278,478

Hazardous Waste Disposal - 0.5%

Stericycle, Inc.†#	15,322	1,746,708

Home Decoration Products - 0.7%

Newell Rubbermaid, Inc.#	71,755	2,304,053

Hotel/Motels - 0.6%

Starwood Hotels & Resorts Worldwide, Inc.	25,455	2,099,019

Human Resources - 0.4%

Team Health Holdings, Inc.†#	30,625	1,378,738

Industrial Gases - 0.6%

Airgas, Inc.#	16,975	1,829,905

Instruments-Scientific - 0.4%

PerkinElmer, Inc.#	29,060	1,316,999

Insurance-Life/Health - 0.3%

Lincoln National Corp.#	21,840	1,094,839

Insurance-Property/Casualty - 2.4%

Arch Capital Group, Ltd.†#	68,606	3,850,169
Progressive Corp.	164,503	4,028,678

		7,878,847

Internet Application Software - 1.2%

Splunk, Inc.†	29,230	2,711,083
Zynga, Inc., Class A†#	260,268	1,316,956

		4,028,039

Internet Content-Entertainment - 1.9%

Twitter, Inc.†#	63,461	3,484,643
Youku Tudou, Inc. ADR†	87,852	2,915,808

		6,400,451

Internet Content-Information/News - 2.6%

LinkedIn Corp., Class A†#	30,349	6,192,410
Yelp, Inc.†	24,235	2,288,269

		8,480,679

Internet Incubators - 0.5%

HomeAway, Inc.†#	35,755	1,640,082

Internet Security - 1.9%

FireEye, Inc.†#	23,629	2,023,587
Qihoo 360 Technology Co., Ltd. ADR†#	38,543	4,225,084

		6,248,671

Medical Information Systems - 2.5%

athenahealth, Inc.†#	41,890	8,121,214

Medical Instruments - 2.3%

Boston Scientific Corp.†	71,095	931,344
Intuitive Surgical, Inc.†#	14,949	6,649,764

		7,581,108

Medical Products - 1.0%

CareFusion Corp.†#	32,960	1,335,869
Cooper Cos., Inc.	15,415	1,976,357

		3,312,226

Medical-Biomedical/Gene - 5.8%

Alexion Pharmaceuticals, Inc.†	12,500	2,210,000
Alnylam Pharmaceuticals, Inc.†#	7,422	602,963
Illumina, Inc.†#	84,054	14,414,420
Intercept Pharmaceuticals, Inc.†	820	336,610
Medivation, Inc.†#	11,270	810,426
Seattle Genetics, Inc.†#	10,918	574,178

		18,948,597

Medical-Drugs - 2.9%

Endo Health Solutions, Inc.†#	86,969	6,941,866
Forest Laboratories, Inc.†	12,990	1,267,434
Ironwood Pharmaceuticals, Inc.†#	88,076	1,277,983

		9,487,283

Medical-Generic Drugs - 0.8%

Mylan, Inc.†#	45,670	2,537,882

Medical-Wholesale Drug Distribution - 0.6%

Cardinal Health, Inc.	25,860	1,849,766

Networking Products - 0.5%

Palo Alto Networks, Inc.†#	21,915	1,559,252

Oil Companies-Exploration & Production - 1.7%

Cabot Oil & Gas Corp.#	43,385	1,518,475
Pioneer Natural Resources Co.#	10,635	2,139,549
Range Resources Corp.#	22,221	1,912,117

		5,570,141

Patient Monitoring Equipment - 0.4%

Insulet Corp.†#	29,675	1,406,892

Private Equity - 0.3%

KKR & Co. LP	46,475	1,121,907

Publishing-Periodicals - 0.6%

Nielsen Holdings NV	42,565	2,015,027

Real Estate Management/Services - 0.6%

CBRE Group, Inc., Class A†	65,085	1,819,126

Retail-Apparel/Shoe - 0.6%

Kate Spade & Co.†#	53,725	1,838,470

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	12,535	1,596,458

Retail-Discount - 2.0%

Dollar Tree, Inc.†	120,524	6,601,100

Retail-Gardening Products - 0.7%

Tractor Supply Co.#	32,230	2,274,149

Retail-Perfume & Cosmetics - 0.4%

Ulta Salon Cosmetics & Fragrance, Inc.†#	16,231	1,455,758

Retail-Restaurants - 3.3%

Dunkin’ Brands Group, Inc.#	122,736	6,341,769
Panera Bread Co., Class A†#	23,987	4,349,323

		10,691,092

Semiconductor Components-Integrated Circuits - 0.4%

NXP Semiconductor NV†	24,955	1,403,220

Semiconductor Equipment - 0.4%

Lam Research Corp.†	24,555	1,270,230

Steel-Producers - 0.3%

Carpenter Technology Corp.#	19,325	1,143,074

Television - 0.5%

AMC Networks, Inc., Class A†	20,195	1,535,224

Therapeutics - 0.5%

Pharmacyclics, Inc.†#	10,878	1,508,343

Transactional Software - 1.9%

Solera Holdings, Inc.	92,427	6,323,855

Transport-Rail - 0.5%

Genesee & Wyoming, Inc., Class A†	16,120	1,594,590

Transport-Truck - 0.3%

J.B. Hunt Transport Services, Inc.	13,025	936,107

Vitamins & Nutrition Products - 1.6%

Mead Johnson Nutrition Co.	65,205	5,317,468

Web Portals/ISP - 2.1%

Dropbox, Inc.†(1)(2)(3)	89,561	1,710,723
SINA Corp.†	5,125	350,191
Yandex NV, Class A†	128,347	4,813,012

		6,873,926

Wireless Equipment - 1.8%

Motorola Solutions, Inc.#	89,625	5,933,175

Total Common Stocks (cost $223,678,988)		318,491,831

CONVERTIBLE PREFERRED SECURITIES - 0.3%
Auto-Cars/Light Trucks - 0.0%

Better Place LLC Series B†(1)(2)(3)	314,973	0

Data Processing/Management - 0.1%

Palantir Technologies, Inc. Series G†(1)(2)(3)	89,856	401,656
Palantir Technologies, Inc. Series H†(1)(2)(3)	24,065	107,571
Palantir Technologies, Inc. Series H-1†(1)(2)(3)	24,065	107,571

		616,798

E-Commerce/Products - 0.1%

Flipkart Online Services Pvt., Ltd. Series D†(1)(2)(3)	13,407	317,612
Peixe Urbano, Inc. Series C†(1)(2)(3)	14,214	17,199

		334,811

Web Portals/ISP - 0.1%

Dropbox, Inc. Series A†(1)(2)(3)	8,758	167,288

Total Convertible Preferred Securities (cost $2,086,265)		1,118,897

Total Long-Term Investment Securities (cost $225,765,253)		319,610,728

SHORT-TERM INVESTMENT SECURITIES - 14.9%
Registered Investment Companies - 12.4%

State Street Navigator Securities Lending Prime Portfolio(4)	40,495,046	40,495,046

Time Deposits - 2.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/14	$8,262,000	8,262,000

Total Short-Term Investment Securities (cost $48,757,046)		48,757,046

TOTAL INVESTMENTS (cost $274,522,299)(5)	112.5%	368,367,774
Liabilities in excess of other assets	(12.5)	(40,859,425)

NET ASSETS	100.0%	$327,508,349

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $2,829,620 representing 0.9% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2014, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Better Place LLC, Series B
Convertible Preferred Securities	01/25/2010	262,477	$787,431
	11/30/2011	52,496	—

		314,973	787,431	$0	$0.00	0.0%

Dropbox, Inc.
Common Stock	05/01/2012	89,561	810,680	1,710,723	19.10	0.5
Dropbox, Inc., Series A
Convertible Preferred Securities	05/25/2012	8,758	79,351	167,288	19.10	0.1
Palantir Technologies, Inc., Series G
Convertible Preferred Securities	07/19/2012	89,856	274,959	401,656	4.47	0.1
Palantir Technologies, Inc., Series H
Convertible Preferred Securities	10/25/2013	24,065	84,468	107,571	4.47	0.0
Palantir Technologies, Inc., Series H-1
Convertible Preferred Securities	10/25/2013	24,065	84,468	107,571	4.47	0.0
Flipkart Online Services Pvt., Ltd., Series D
Convertible Preferred Securities	10/04/2013	13,407	307,650	317,612	23.69	0.1
Peixe Urbano, Inc., Series C
Convertible Preferred Securities	12/02/2011	14,214	467,938	17,199	1.21	0.0

				$2,829,620		0.8%

(4)	At February 28, 2014, the Fund had loaned securities with a total value of $39,703,036. This was secured by collateral of $40,495,046, which was received in cash and subsequently invested in short-term investments currently valued at $40,495,046 as reported in the portfolio of investments. Additional collateral of $718,028 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	$535,183
Federal Home Loan Mtg. Corp	3.50% to 4.00%	06/15/2040 to 06/15/2041	27,166
Government National Mtg. Assoc.	0.55% to 4.00%	06/20/2036 to 01/16/2040	100,082
U.S. Treasury Notes/Bonds	0.25% to 3.50%	10/15/2015 to 11/15/2022	55,597

(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28 , 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$18,948,597	$—	$—	$18,948,597
Web Portals/ISP	5,163,203	—	1,710,723	6,873,926
Other Industries*	292,669,308	—	—	292,669,308
Convertible Preferred Securities	—	—	1,118,897	1,118,897
Short-Term Investment Securities:
Registered Investment Companies	40,495,046	—	—	40,495,046
Time Deposits	—	8,262,000	—	8,262,000

Total	$357,276,154	$8,262,000	$2,829,620	$368,367,774

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $9,722,857 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 96.9%
Certificates of Deposit - 26.6%

Citibank NA 0.20% due 03/19/2014	$9,500,000	$9,500,000
Deutsche Bank AG NY FRS 0.44% due 03/18/2014	7,400,000	7,400,000
Nordea Bank Finland PLC NY 0.22% due 03/12/2014	7,000,000	7,000,000
Rabobank Nederland NV NY FRS 0.28% due 09/03/2014	2,750,000	2,750,000
Rabobank Nederland NV NY FRS 0.28% due 02/05/2015	7,250,000	7,250,000
Rabobank Nederland NV NY FRS 0.32% due 12/23/2014	7,500,000	7,500,000
Royal Bank of Canada NY FRS 0.25% due 10/17/2014	3,000,000	3,000,000
Royal Bank of Canada NY FRS 0.27% due 06/17/2014	7,350,000	7,350,441
Royal Bank of Canada NY FRS 0.33% due 10/03/2014	7,700,000	7,700,000
Svenska Handelsbanken NY 0.21% due 05/27/2014	9,150,000	9,150,111
Svenska Handelsbanken NY FRS 0.41% due 11/17/2014	8,000,000	8,009,969
UBS AG Stamford CT FRS 0.24% due 10/24/2014	8,500,000	8,500,000
Wells Fargo Bank NA FRS 0.20% due 12/01/2014	7,100,000	7,100,000
Wells Fargo Bank NA FRS 0.23% due 02/04/2015	8,610,000	8,610,000

Total Certificates of Deposit
(amortized cost $100,820,521)		100,820,521

Commercial Paper - 19.4%

BNP Paribas Finance, Inc. 0.05% due 03/03/2014	17,300,000	17,299,952
Credit Agricole North America, Inc. 0.10% due 03/03/2014	17,300,000	17,299,904
General Electric Capital Corp. FRS 0.94% due 04/24/2014	2,650,000	2,653,060
General Electric Capital Corp. 2.15% due 01/09/2015	5,750,000	5,842,293
JPMorgan Chase & Co. FRS 0.21% due 03/04/2014	7,250,000	7,250,000
Lloyds TSB Bank PLC 0.05% due 03/06/2014	17,300,000	17,299,879
State Street Boston Corp. 0.19% due 07/08/2014	6,000,000	5,995,915

Total Commercial Paper
(amortized cost $73,641,003)		73,641,003

U.S. Corporate Bonds & Notes - 8.6%

Bank of America NA 0.21% due 05/07/2014	7,000,000	7,000,000
Bank of America NA 0.25% due 06/03/2014	8,400,000	8,400,656
Citigroup, Inc. FRS 0.37% due 03/07/2014	2,500,000	2,499,929
General Electric Capital Corp. FRS 0.87% due 04/07/2014	4,850,000	4,853,480
JPMorgan Chase & Co. FRS 0.98% due 05/02/2014	3,950,000	3,954,609
JPMorgan Chase Bank NA FRS 0.32% due 05/07/2014	5,900,000	5,900,000

Total U.S. Corporate Bonds & Notes
(amortized cost $32,608,674)		32,608,674

U.S. Government Agencies - 32.3%

Federal Farm Credit Bank 0.09% due 03/24/2014	4,000,000	3,999,770
Federal Farm Credit Bank FRS
0.06% due 05/13/2014	3,000,000	2,999,754
0.08% due 07/01/2014	2,950,000	2,949,749
0.11% due 11/24/2014	7,050,000	7,050,283
0.11% due 03/18/2014	3,000,000	3,000,015
0.12% due 06/03/2014	300,000	300,023
0.12% due 06/06/2014	700,000	700,056
0.13% due 02/23/2015	6,700,000	6,699,636
0.18% due 09/29/2014	5,270,000	5,272,483
0.21% due 03/26/2014	8,100,000	8,100,194
0.25% due 06/11/2014	8,750,000	8,753,266
0.25% due 07/14/2014	750,000	750,422
0.28% due 10/14/2014	3,000,000	3,003,391
Federal Home Loan Bank
0.05% due 05/07/2014	4,000,000	3,999,639
0.06% due 04/01/2014	8,000,000	7,999,587
0.07% due 04/17/2014	4,000,000	3,999,635
0.10% due 08/04/2014	3,300,000	3,299,849
0.12% due 04/29/2014	7,250,000	7,248,574
0.15% due 09/16/2014	3,750,000	3,746,891
0.18% due 06/19/2014	3,300,000	3,298,185
0.18% due 06/26/2014	2,250,000	2,248,684
Federal Home Loan Bank FRS
0.09% due 08/22/2014	4,500,000	4,499,584
0.09% due 09/02/2014	5,750,000	5,749,854
0.10% due 06/06/2014	500,000	499,995
0.11% due 04/01/2014	2,250,000	2,250,039
0.14% due 06/25/2014	5,750,000	5,750,959
Federal National Mtg. Assoc.
0.11% due 07/02/2014	7,200,000	7,197,294
2.50% due 05/15/2014	1,300,000	1,306,178
Federal National Mtg. Assoc. FRS
0.26% due 03/04/2014	900,000	900,011
0.36% due 06/23/2014	4,810,000	4,813,787

Total U.S. Government Agencies
(amortized cost $122,387,787)		122,387,787

U.S. Government Treasuries - 10.0%

United States Treasury Bills
0.01% due 03/20/2014	7,500,000	7,499,951
0.02% due 04/17/2014	14,000,000	13,999,616
0.04% due 03/27/2014	8,000,000	7,999,783
0.09% due 04/24/2014	8,500,000	8,498,853

Total U.S. Government Treasuries
(amortized cost $37,998,203)		37,998,203

Total Short-Term Investment Securities - 96.9%
(amortized cost $367,456,188)		367,456,188

REPURCHASE AGREEMENT- 3.6%

State Street Bank and Trust Co. Joint Repurchase Agreement(1)
(amortized cost $13,704,000)	13,704,000	13,704,000

TOTAL INVESTMENTS -
(amortized cost $381,160,188)(2)	100.5%	381,160,188
Liabilities in excess of other assets	(0.5)	(2,073,497)

NET ASSETS	100.0%	$379,086,691

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
FRS -	Floating Rate Security

The rates shown on FRS are the current interest rates as of February 28, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	32.3%
Foreign Bank	17.5
Money Center Banks	15.9
U.S. Government Treasuries	10.0
Commercial Banks-Canadian	4.7
Domestic Bank	4.2
Super-Regional Banks-US	4.0
Repurchase Agreement	3.6
Finance	3.5
Diversified Financial Services	3.2
Commercial Banks	1.6

100.5%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Certificates of Deposit	$—	$100,820,521	$—	$100,820,521
Commercial Paper	—	73,641,003	—	73,641,003
U.S. Corporate Bonds & Notes	—	32,608,674	—	32,608,674
U.S. Government Agencies	—	122,387,787	—	122,387,787
U.S. Government Treasuries	—	37,998,203	—	37,998,203
Repurchase Agreement	—	13,704,000	—	13,704,000

Total	$—	$381,160,188	$—	$381,160,188

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.2%
Applications Software - 8.5%

Check Point Software Technologies, Ltd.†#	11,497	$775,128
Citrix Systems, Inc.†	10,910	655,146
Intuit, Inc.	16,675	1,303,151
Microsoft Corp.	488,600	18,718,266

		21,451,691

Auto-Cars/Light Trucks - 0.7%

Tesla Motors, Inc.†#	7,175	1,756,512

Auto-Heavy Duty Trucks - 0.5%

PACCAR, Inc.	20,725	1,364,534

Beverages-Non-alcoholic - 0.3%

Monster Beverage Corp.†	9,814	726,236

Broadcast Services/Program - 0.3%

Discovery Communications, Inc., Class A†	8,576	714,552

Cable/Satellite TV - 4.6%

Charter Communications, Inc., Class A†#	6,095	772,663
Comcast Corp., Class A	125,026	6,462,594
DIRECTV†	30,754	2,386,510
DISH Network Corp., Class A†	12,839	755,447
Liberty Global PLC, Class A†	12,971	1,122,640

		11,499,854

Casino Hotels - 0.6%

Wynn Resorts, Ltd.#	5,921	1,435,783

Cellular Telecom - 0.5%

Vodafone Group PLC ADR	31,525	1,310,494

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.#	7,004	661,248

Coffee - 0.4%

Green Mountain Coffee Roasters, Inc.#	8,723	957,611

Commercial Services-Finance - 0.9%

Automatic Data Processing, Inc.#	28,177	2,191,607

Computer Aided Design - 0.3%

Autodesk, Inc.†	13,174	691,108

Computer Services - 0.7%

Cognizant Technology Solutions Corp., Class A†	17,705	1,842,382

Computer Software - 0.3%

Akamai Technologies, Inc.†	10,475	640,337

Computers - 11.0%

Apple, Inc.	52,661	27,712,325

Computers-Memory Devices - 1.6%

NetApp, Inc.	19,948	806,099
SanDisk Corp.	13,221	982,320
Seagate Technology PLC#	19,089	996,255
Western Digital Corp.	13,844	1,204,289

		3,988,963

Consulting Services - 0.2%

Verisk Analytics, Inc., Class A†#	9,846	627,338

Data Processing/Management - 0.7%

Fiserv, Inc.†	15,097	876,381
Paychex, Inc.#	21,375	892,620

		1,769,001

Distribution/Wholesale - 0.3%

Fastenal Co.#	17,368	819,596

E-Commerce/Products - 5.6%

Amazon.com, Inc.†	26,791	9,701,021
eBay, Inc.†	75,772	4,453,121

		14,154,142

E-Commerce/Services - 3.1%

Expedia, Inc.	6,880	540,286
Liberty Interactive Corp., Class A†	28,065	819,498
Netflix, Inc.†	3,468	1,545,445
priceline.com, Inc.†	3,010	4,060,009
TripAdvisor, Inc.†	7,566	758,416

		7,723,654

Electronic Components-Misc. - 0.2%

Garmin, Ltd.#	11,426	613,119

Electronic Components-Semiconductors - 6.1%

Altera Corp.#	18,795	682,447
Avago Technologies, Ltd.	14,486	893,786
Broadcom Corp., Class A	30,318	901,051
Intel Corp.#	290,949	7,203,897
Micron Technology, Inc.†	61,564	1,489,233
NVIDIA Corp.#	33,276	611,613
Texas Instruments, Inc.#	64,064	2,880,317
Xilinx, Inc.#	15,704	819,749

		15,482,093

Electronic Forms - 0.8%

Adobe Systems, Inc.†#	29,258	2,007,391

Enterprise Software/Service - 0.4%

CA, Inc.	26,413	884,836

Entertainment Software - 0.3%

Activision Blizzard, Inc.	40,703	787,603

Food-Misc./Diversified - 2.2%

Kraft Foods Group, Inc.	34,876	1,927,597
Mondelez International, Inc., Class A	102,648	3,493,111

		5,420,708

Food-Retail - 0.5%

Whole Foods Market, Inc.#	21,781	1,177,263

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†	5,017	571,938

Hotel/Motels - 0.4%

Marriott International, Inc., Class A#	17,532	950,760

Internet Content-Entertainment - 3.0%

Facebook, Inc., Class A†	109,687	7,509,172

Internet Infrastructure Software - 0.2%

F5 Networks, Inc.†#	4,542	510,248

Internet Security - 0.3%

Symantec Corp.#	40,738	875,052

Medical Information Systems - 0.5%

Cerner Corp.†	20,091	1,232,985

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	2,228	991,081

Medical Products - 0.2%

Henry Schein, Inc.†#	5,025	598,176

Medical-Biomedical/Gene - 11.0%

Alexion Pharmaceuticals, Inc.†	11,476	2,028,957
Amgen, Inc.	44,138	5,473,995

Biogen Idec, Inc.†	13,825	4,709,901
Celgene Corp.†	24,118	3,876,968
Gilead Sciences, Inc.†	89,746	7,430,071
Illumina, Inc.†#	7,398	1,268,683
Regeneron Pharmaceuticals, Inc.†	5,700	1,895,250
Vertex Pharmaceuticals, Inc.†	13,682	1,106,327

		27,790,152

Medical-Generic Drugs - 0.5%

Mylan, Inc.†#	22,408	1,245,213

Multimedia - 2.0%

Twenty-First Century Fox, Inc., Class A#	86,816	2,911,809
Viacom, Inc., Class B	23,111	2,027,528

		4,939,337

Networking Products - 2.7%

Cisco Systems, Inc.#	312,933	6,821,939

Pharmacy Services - 1.6%

Catamaran Corp.†#	12,074	544,296
Express Scripts Holding Co.†	47,163	3,551,845

		4,096,141

Radio - 0.5%

Sirius XM Holdings, Inc.†#	359,107	1,296,376

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	12,682	923,250

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†	6,282	947,640

Retail-Bedding - 0.3%

Bed Bath & Beyond, Inc.†#	12,569	852,430

Retail-Discount - 1.5%

Costco Wholesale Corp.	25,573	2,986,926
Dollar Tree, Inc.†	12,180	667,099

		3,654,025

Retail-Gardening Products - 0.2%

Tractor Supply Co.#	8,170	576,475

Retail-Office Supplies - 0.2%

Staples, Inc.#	38,259	519,940

Retail-Restaurants - 1.2%

Starbucks Corp.	44,108	3,129,904

Semiconductor Components-Integrated Circuits - 4.1%

Analog Devices, Inc.	18,205	925,178
Linear Technology Corp.#	13,705	641,942
Maxim Integrated Products, Inc.	16,539	540,991
NXP Semiconductor NV†	14,409	810,218
QUALCOMM, Inc.	98,881	7,444,751

		10,363,080

Semiconductor Equipment - 0.8%

Applied Materials, Inc.#	70,401	1,334,803
KLA-Tencor Corp.#	9,754	635,473

		1,970,276

Telecom Services - 0.4%

VimpelCom, Ltd. ADR	96,696	982,431

Television - 0.3%

Liberty Media Corp.†	6,108	837,773

Toys - 0.3%

Mattel, Inc.#	19,808	739,036

Transport-Services - 0.4%

C.H. Robinson Worldwide, Inc.#	8,875	460,258
Expeditors International of Washington, Inc.#	12,032	475,384

		935,642

Web Hosting/Design - 0.2%

Equinix, Inc.†#	2,913	553,353

Web Portals/ISP - 9.8%

Baidu, Inc. ADR†	16,128	2,756,759
Google, Inc., Class A†	16,196	19,688,668
Yahoo!, Inc.†	59,375	2,296,031

		24,741,458

Wireless Equipment - 0.3%

SBA Communications Corp., Class A†#	7,514	715,107

Total Long-Term Investment Securities
(cost $132,007,150)		242,282,371

SHORT-TERM INVESTMENT SECURITIES - 3.2%
Registered Investment Companies - 2.9%

State Street Navigator Securities Lending Prime Portfolio(1)	7,406,333	7,406,333

U.S. Government Treasuries - 0.3%

United States Treasury Bills Disc. Notes
0.07% due 03/13/2014(2)	$700,000	699,985

Total Short-Term Investment Securities
(cost $8,106,319)		8,106,318

REPURCHASE AGREEMENT - 3.1%

State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $7,773,000)	7,773,000	7,773,000

TOTAL INVESTMENTS
(cost $147,886,469)(4)	102.5%	258,161,689
Liabilities in excess of other assets	(2.5)	(6,357,066)

NET ASSETS	100.0%	$251,804,623

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	At February 28, 2014, the Fund had loaned securities with a total value of $7,920,605. This was secured by collateral of $7,406,333, which was received in cash and subsequently invested in short-term investments currently valued as $7,406,333 as reported in the portfoilio of investments, The remaining collateral of $779,556 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The Components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Corp.	3.50% to 4.00%	06/15/2040 to 06/15/2041	$5,548
Federal National Mtg. Assoc.	1.83% to 4.00%	02/25/2022 to 05/25/2042	497,953
Government National Mtg. Assoc.	1.00% to 4.00%	06/20/2036 to 01/16/2040	144,432
United States Treasury Bills	zero coupon	4/3/2014	28,384
United States Treasury Notes/Bonds	0.13% to 2.13%	08/31/2014 to 01/25/2023	103,239

(2)	The security or a portion thereof was pledged as Collateral to cover margin requirements for open future contracts.
(3)	See Note 3 for details of Joint Repurchase Agreements
(4)	See Note 5 for cost of investments on a tax basis

ADR - American Depository Receipt

Open Future Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2014	Unrealized Appreciation (Depreciation)

129	Long	Nasdaq 100 E-Mini Index	March 2014	$9,018,495	$9,533,745	$515,250

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$21,451,691	$—	$—	$21,451,691
Computers	27,712,325	—	—	27,712,325
E-Commerce/Products	14,154,142	—	—	14,154,142
Electronic Components-Semiconductors	15,482,093	—	—	15,482,093
Medical-Biomedical/Gene	27,790,152	—	—	27,790,152
Web Portals/ISP	24,741,458	—	—	24,741,458
Other Industries*	110,950,510	—	—	110,950,510
Short-Term Investment Securities:
Registered Investment Companies	7,406,333	—	—	7,406,333
U.S. Government Treasuries	—	699,985	—	699,985
Repurchase Agreement	—	7,773,000	—	7,773,000
Other Financial Instruments: †
Open Futures Contracts-Appreciation	515,250	—	—	515,250

Total	$250,203,954	$8,472,985	$—	$258,676,939

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.3%
Advanced Materials - 0.0%

STR Holdings, Inc.†#	274,600	$406,408

Appliances - 0.2%

iRobot Corp.†#	35,400	1,483,968

Applications Software - 8.6%

Check Point Software Technologies, Ltd.†#	67,700	4,564,334
Citrix Systems, Inc.†#	125,400	7,530,270
Intuit, Inc.	26,050	2,035,807
Microsoft Corp.	716,510	27,449,498
Red Hat, Inc.†	213,542	12,596,843
Salesforce.com, Inc.†#	253,115	15,786,783
ServiceNow, Inc.†#	215,155	14,643,449

		84,606,984

Audio/Video Products - 0.4%

Harman International Industries, Inc.	37,885	3,967,696

Auto-Cars/Light Trucks - 1.6%

Tesla Motors, Inc.†#	62,692	15,347,628
Toyota Motor Corp. ADR	1,139	131,327

		15,478,955

Cable/Satellite TV - 0.3%

DIRECTV†	38,645	2,998,852

Cellular Telecom - 0.3%

China Unicom Hong Kong, Ltd.	1,238,000	1,649,486
T-Mobile US, Inc.#	49,255	1,502,278

		3,151,764

Commercial Services - 0.4%

Quanta Services, Inc.†	115,820	4,078,022

Commercial Services-Finance - 2.6%

Alliance Data Systems Corp.†#	20,658	5,889,802
Automatic Data Processing, Inc.#	44,620	3,470,544
Equifax, Inc.	50,740	3,554,844
Heartland Payment Systems, Inc.#	87,200	3,526,368
MasterCard, Inc., Class A	104,845	8,148,554
WEX, Inc.†	9,937	962,100

		25,552,212

Computer Aided Design - 2.0%

Aspen Technology, Inc.†	152,115	7,141,799
Autodesk, Inc.†	246,360	12,924,046

		20,065,845

Computer Services - 2.8%

Accenture PLC, Class A#	123,388	10,284,390
AtoS	13,601	1,322,590
Cognizant Technology Solutions Corp., Class A†	88,047	9,162,171
Computer Sciences Corp.	49,540	3,130,928
SCSK Corp.	105,500	3,177,336

		27,077,415

Computer Software - 0.9%

Akamai Technologies, Inc.†	140,780	8,605,881

Computers - 1.8%

Advantech Co., Ltd.	320,000	2,022,576
Apple, Inc.	28,750	15,129,400
Lenovo Group, Ltd.#	709,000	756,456

		17,908,432

Computers-Integrated Systems - 0.3%

MICROS Systems, Inc.†	52,065	2,890,128

Computers-Memory Devices - 3.3%

SanDisk Corp.#	115,245	8,562,704
Seagate Technology PLC#	169,275	8,834,462
Western Digital Corp.	172,775	15,029,697

		32,426,863

Computers-Periphery Equipment - 0.2%

Stratasys, Ltd.†#	17,100	2,173,923

Consulting Services - 0.7%

Genpact, Ltd.†	185,812	3,099,344
Huron Consulting Group, Inc.†	49,400	3,268,798

		6,368,142

Data Processing/Management - 0.2%

Fiserv, Inc.†	36,080	2,094,444

Distribution/Wholesale - 0.3%

Arrow Electronics, Inc.†	47,028	2,663,195
Ingram Micro, Inc., Class A†	17,157	505,274

		3,168,469

E-Commerce/Products - 5.5%

Amazon.com, Inc.†	100,345	36,334,925
eBay, Inc.†	125,515	7,376,517
Rakuten, Inc.	470,900	6,750,939
zulily, Inc., Class A†#	54,360	3,717,680

		54,180,061

E-Commerce/Services - 5.1%

Angie’s List, Inc.†#	84,032	1,168,885
Autohome, Inc. ADR†#	1,538	63,366
Ctrip.com International, Ltd. ADR†	94,890	5,125,009
Netflix, Inc.†	24,185	10,777,561
priceline.com, Inc.†#	18,640	25,142,377
QIWI PLC ADR#	6,100	284,443
SouFun Holdings, Ltd. ADR	100,215	7,894,938

		50,456,579

E-Marketing/Info - 0.3%

CyberAgent, Inc.	66,300	2,915,324

Electronic Components-Misc. - 0.6%

AAC Technologies Holdings, Inc.#	556,500	2,531,322
Murata Manufacturing Co., Ltd.	12,600	1,199,829
NEC Corp.	26,000	87,629
Omron Corp.	38,300	1,608,848

		5,427,628

Electronic Components-Semiconductors - 9.0%

Altera Corp.#	276,300	10,032,453
ARM Holdings PLC ADR#	102,600	5,150,520
Avago Technologies, Ltd.	190,185	11,734,414
Broadcom Corp., Class A	134,230	3,989,316
First Solar, Inc.†#	51,400	2,933,398
Freescale Semiconductor, Ltd.†#	150,200	3,417,050
Infineon Technologies AG	269,662	3,059,604
Intel Corp.	5,135	127,143
International Rectifier Corp.†#	20,135	542,638
MediaTek, Inc.	642,000	9,429,335
Mellanox Technologies, Ltd.†#	141,600	5,171,232
Microchip Technology, Inc.#	24,415	1,112,103
Micron Technology, Inc.†#	355,945	8,610,310
NVIDIA Corp.#	103,150	1,895,897

ON Semiconductor Corp.†#	753,600	7,038,624
Semtech Corp.†	104,200	2,599,790
Silicon Laboratories, Inc.†	27,100	1,408,387
SK Hynix, Inc.†	152,870	5,549,145
Texas Instruments, Inc.#	109,255	4,912,105

		88,713,464

Electronic Connectors - 0.2%

Hirose Electric Co., Ltd.	15,200	2,165,668

Electronic Design Automation - 0.2%

Cadence Design Systems, Inc.†#	148,300	2,273,439

Electronic Forms - 0.4%

Adobe Systems, Inc.†	60,310	4,137,869

Electronic Measurement Instruments - 1.2%

Agilent Technologies, Inc.	35,500	2,021,015
Keyence Corp.	4,900	2,102,614
National Instruments Corp.#	112,700	3,264,919
Trimble Navigation, Ltd.†#	127,000	4,845,050

		12,233,598

Enterprise Software/Service - 1.0%

Oracle Corp.	154,780	6,053,446
Veeva Systems, Inc., Class A†#	3,800	134,140
Workday, Inc., Class A†#	36,520	4,014,278

		10,201,864

Entertainment Software - 0.7%

Activision Blizzard, Inc.	355,145	6,872,056

Finance-Credit Card - 2.0%

Visa, Inc., Class A#	86,741	19,598,262

Food-Misc./Diversified - 0.0%

Grubhub Seamless, Inc.†(1)(3)(4)	27,325	233,301

Internet Application Software - 1.3%

RealNetworks, Inc.†#	81,724	613,747
Tencent Holdings, Ltd.	146,300	11,735,219

		12,348,966

Internet Content-Entertainment - 5.9%

Facebook, Inc., Class A†	519,310	35,551,963
NetEase, Inc. ADR	67,030	4,636,465
Pandora Media, Inc.†#	217,010	8,120,514
Renren, Inc. ADR†#	1,156	4,173
Twitter, Inc., Series E†(2)(3)(4)	184,162	9,606,719
Youku.com, Inc. Class A(3)(4)	16	29

		57,919,863

Internet Content-Information/News - 2.0%

LinkedIn Corp., Class A†#	37,500	7,651,500
M3, Inc.#	1,111	3,695,328
Yelp, Inc.†#	85,780	8,099,347

		19,446,175

Internet Infrastructure Software - 1.1%

F5 Networks, Inc.†#	76,285	8,569,857
Mavenir Systems, Inc.†	120,258	1,857,986

		10,427,843

Internet Security - 2.5%

FireEye, Inc.†(3)(4)	249,937	21,404,605
VeriSign, Inc.†#	63,700	3,510,507

		24,915,112

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†	9,600	4,270,368

Medical Products - 0.6%

Hospira, Inc.†#	75,900	3,284,952
Stryker Corp.#	28,200	2,262,768

		5,547,720

Motion Pictures & Services - 0.2%

DreamWorks Animation SKG, Inc., Class A†	48,095	1,438,521

Multimedia - 0.4%

Twenty-First Century Fox, Inc., Class A#	115,000	3,857,100

Networking Products - 1.8%

Cisco Systems, Inc.#	667,370	14,548,666
Palo Alto Networks, Inc.†#	49,050	3,489,908

		18,038,574

Photo Equipment & Supplies - 0.3%

Sunny Optical Technology Group Co., Ltd.#	2,869,000	2,735,708

Power Converter/Supply Equipment - 0.7%

Delta Electronics, Inc.	228,000	1,268,005
SunPower Corp.†#	176,270	5,839,825

		7,107,830

Semiconductor Components-Integrated Circuits - 7.5%

Analog Devices, Inc.#	8,250	419,265
Atmel Corp.†#	506,400	4,081,584
Marvell Technology Group, Ltd.#	116,600	1,782,814
Maxim Integrated Products, Inc.	160,290	5,243,086
NXP Semiconductor NV†	298,570	16,788,591
QUALCOMM, Inc.	399,660	30,090,401
Taiwan Semiconductor Manufacturing Co., Ltd.	3,290,000	11,727,507
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	189,895	3,431,403

		73,564,651

Semiconductor Equipment - 2.4%

Applied Materials, Inc.#	443,870	8,415,775
ASM Pacific Technology, Ltd.#	98,200	890,191
ASML Holding NV	63,700	5,487,118
Lam Research Corp.†	96,120	4,972,287
Montage Technology Group, Ltd.†#	24,200	380,666
Teradyne, Inc.†#	150,910	3,060,455

		23,206,492

Telecom Equipment-Fiber Optics - 0.6%

IPG Photonics Corp.†#	56,200	4,033,474
JDS Uniphase Corp.†#	153,700	2,117,986

		6,151,460

Telecommunication Equipment - 1.9%

Alcatel-Lucent†#	524,900	2,289,482
Alcatel-Lucent ADR	1,312,370	5,616,944
Juniper Networks, Inc.†	401,115	10,725,815

		18,632,241

Toys - 0.1%

Nintendo Co., Ltd.	4,600	567,486

Virtual Reality Products - 0.3%

RealD, Inc.†#	300,500	3,320,525

Web Hosting/Design - 0.5%

Equinix, Inc.†#	27,000	5,128,920

Web Portals/ISP - 9.6%

Baidu, Inc. ADR†	60,484	10,338,530
Dropbox, Inc.†(1)(3)(4)	151,803	2,899,620
Google, Inc., Class A†	54,556	66,321,001
NAVER Corp.	1,766	1,351,590
SINA Corp.†#	81,640	5,578,461
Yahoo!, Inc.†	199,535	7,716,018

		94,205,220

Wireless Equipment - 1.1%

Aruba Networks, Inc.†#	507,445	10,407,697

Total Common Stocks
(cost $689,932,990)		927,151,988

CONVERTIBLE PREFERRED SECURITIES - 0.4%
Data Processing/Management - 0.1%

Cloudera, Inc. Series F†(1)(3)(4)	54,446	792,734

E-Commerce/Services - 0.1%

Coupons.com, Inc.(1)(3)(4)	43,525	539,389

Web Portals/ISP - 0.2%

Dropbox, Inc. Class A-1†(1)(3)(4)	119,521	2,282,994
Dropbox, Inc. Series A†(1)(3)(4)	12,378	236,435

		2,519,429

Total Convertible Preferred Securities
(cost $2,581,978)		3,851,552

Total Long-Term Investment Securities
(cost $692,514,968)		931,003,540

SHORT-TERM INVESTMENT SECURITIES - 10.9%
Registered Investment Companies - 9.6%

State Street Navigator Securities Lending Prime Portfolio(5)	63,600,783	63,600,783
T. Rowe Price Reserve Investment Fund	30,558,316	30,558,316

		94,159,099

Time Deposits - 1.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/03/2014	$12,444,000	12,444,000

Total Short-Term Investment Securities
(cost $106,603,099)		106,603,099

REPURCHASE AGREEMENT - 0.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $4,949,000 collateralized by $5,500,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $5,050,518 (cost $4,949,000)	4,949,000	4,949,000

TOTAL INVESTMENTS
(cost $804,067,067)(6)	106.1%	1,042,555,639
Liabilities in excess of other assets	(6.1)	(59,760,444)

NET ASSETS	100.0%	$982,795,195

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $37,995,855 representing 3.9% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2014, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Cloudera, Inc.
Series F
Convertible Preferred Stock	02/05/2014	54,446	$792,734	$792,734	$14.56	0.08%
Coupons.com, Inc.
Convertible Preferred Stock	06/01/2011	43,525	595,677	539,389	12.39	0.05
Dropbox, Inc.
Common Stock	05/01/2012	151,803	1,374,071	2,899,620	19.10	0.30
Dropbox, Inc.
Class A-1
Convertible Preferred Stock	05/01/2012	60,803	550,212
	05/29/2012	58,718	531,345

		119,521	1,081,557	2,282,994	19.10	0.23

Dropbox, Inc.
Series A
Convertible Preferred Stock	05/01/2012	12,378	112,010	236,435	19.10	0.02
Fireeye, Inc.
Common Stock	12/27/2012	249,937	2,631,687	21,404,605	85.64	2.18
Grubhub Seamless, Inc.
Common Stock	08/13/2013	27,325	233,301	233,301	8.54	0.02
Twitter, Inc.
Series E
Common Stock	09/24/2009	23,021	367,920
	01/11/2011	46,040	—
	08/22/2011	115,101	—

		184,162	367,920	9,606,719	52.16	0.98

Youku.Com, Inc.
Class A
Common Stock	07/11/2011	16	—	29	1.84	0.00

				$37,995,826		3.86%

(5)	At February 28, 2014, the Fund had loaned securities with a total value of $62,753,728. This was secured by collateral of 63,600,783, which was received in cash and subsequently invested in short-term investments currently valued at $63,600,783 as reported in the portfolio of investments. The remaining collateral of $1,659,160 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	06/15/2040 to 06/15/2041	$39,056
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	417,424
Government National Mtg. Assoc.	0.55% to 4.00%	06/20/2036 to 01/16/2040	145,096
United States Treasury Bills	zero coupon	04/03/2014 to 02/15/2028	20,091
United States Treasury Notes/Bonds	0.13% to 3.63%	08/31/2014 to 04/15/2032	1,037,493

(6)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$84,606,984	$—	$—	$84,606,984
E-Commerce/Products	54,180,061	—	—	54,180,061
E-Commerce/Services	50,456,579	—	—	50,456,579
Electronic Components - Semiconductors	88,713,464	—	—	88,713,464
Food-Misc/Diversified	—	—	233,301	233,301
Internet Content - Entertainment	48,313,115	9,606,748	—	57,919,863
Semiconductor Components	73,564,651	—	—	73,564,651
Web Portals/ISP	91,305,600	—	2,899,620	94,205,220
Other Industries*	423,271,865	—	—	423,271,865
Convertible Preferred Securities	—	—	3,851,552	3,851,552
Short-Term Investment Securities:
Registered Investment Companies	94,159,099	—	—	94,159,099
Time Deposits	—	12,444,000	—	12,444,000
Repurchase Agreement	—	4,949,000	—	4,949,000

Total	$1,008,371,419	$26,999,748	$6,984,473	$1,042,555,639

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $37,061,967 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 5/31/2013	$1,378,279	$7,508,094
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	14,801	—
Realized Loss	—	—
Change in unrealized appreciation(1)	1,580,069	1,736,498
Change in unrealized depreciation(1)	—	(3,186,167)
Net Purchases	233,301	1,388,411
Net Sales	(73,529)	(3,595,284)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 02/28/2014	$3,132,921	$3,851,552

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2014 includes:

Common Stocks	Convertible Preferred Securities
$1,580,069	$1,736,498

At the end of the reporting period, Level 3 investment in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Advanced Materials - 1.2%

Hexcel Corp.†	31,563	$1,420,335

Aerospace/Defense - 1.5%

Teledyne Technologies, Inc.†	17,500	1,714,650

Aerospace/Defense-Equipment - 1.3%

HEICO Corp., Class A	32,122	1,475,685

Alternative Waste Technology - 1.2%

Darling International, Inc.†	70,500	1,422,690

Apparel Manufacturers - 1.0%

G-III Apparel Group, Ltd.†	17,500	1,216,075

Applications Software - 2.5%

Infoblox, Inc.†	65,648	1,515,156
InterXion Holding NV†	55,280	1,326,167

		2,841,323

Auto/Truck Parts & Equipment-Replacement - 1.2%

Dorman Products, Inc.†#	23,200	1,336,784

B2B/E-Commerce - 1.3%

SPS Commerce, Inc.†	23,000	1,559,400

Banks-Commercial - 1.6%

Customers Bancorp, Inc.†#	46,600	921,282
Signature Bank†	7,264	951,076

		1,872,358

Building & Construction Products-Misc. - 0.9%

Drew Industries, Inc.	21,400	1,053,736

Casino Services - 1.3%

Multimedia Games Holding Co., Inc.†#	47,300	1,562,083

Chemicals-Specialty - 2.6%

Cytec Industries, Inc.#	17,100	1,618,857
Quaker Chemical Corp.	18,700	1,445,136

		3,063,993

Commercial Services-Finance - 2.0%

Euronet Worldwide, Inc.†#	43,700	1,671,962
Heartland Payment Systems, Inc.#	16,750	677,370

		2,349,332

Computer Aided Design - 1.0%

Aspen Technology, Inc.†	24,272	1,139,570

Computers - 1.0%

Silicon Graphics International Corp.†#	98,100	1,207,611

Consulting Services - 1.4%

Huron Consulting Group, Inc.†	23,700	1,568,229

Drug Delivery Systems - 0.6%

Revance Therapeutics, Inc.†	24,400	657,092

E-Commerce/Products - 1.2%

Shutterfly, Inc.†#	25,659	1,399,955

Electric Products-Misc. - 2.2%

GrafTech International, Ltd.†#	122,000	1,183,400
Littelfuse, Inc.	14,400	1,358,928

		2,542,328

Electronic Components-Misc. - 1.1%

InvenSense, Inc.†#	62,400	1,257,360

Electronic Components-Semiconductors - 1.6%

Microsemi Corp.†	79,295	1,828,543

Enterprise Software/Service - 5.0%

Proofpoint, Inc.†#	72,590	3,008,855
Qlik Technologies, Inc.†#	39,900	1,216,950
Ultimate Software Group, Inc.†	9,448	1,568,368

		5,794,173

Finance-Consumer Loans - 1.9%

Portfolio Recovery Associates, Inc.†#	29,935	1,623,375
Regional Management Corp.†#	20,600	621,708

		2,245,083

Finance-Investment Banker/Broker - 0.9%

FXCM, Inc., Class A#	61,400	1,034,590

Finance-Other Services - 1.6%

MarketAxess Holdings, Inc.	14,304	844,508
WageWorks, Inc.†	17,900	1,058,785

		1,903,293

Food-Dairy Products - 1.3%

WhiteWave Foods Co., Class A†#	52,000	1,471,600

Food-Misc./Diversified - 1.5%

Hain Celestial Group, Inc.†#	19,153	1,710,363

Hazardous Waste Disposal - 1.0%

Clean Harbors, Inc.†#	24,800	1,172,048

Health Care Cost Containment - 1.0%

ExamWorks Group, Inc.†#	31,700	1,153,246

Hotel/Motels - 0.9%

Orient-Express Hotels, Ltd., Class A†	67,200	1,034,880

Human Resources - 1.0%

AMN Healthcare Services, Inc.†	84,437	1,176,207

Industrial Audio & Video Products - 1.6%

Imax Corp.†#	67,400	1,802,950

Instruments-Scientific - 1.7%

FEI Co.#	9,790	1,004,944
Fluidigm Corp.†#	19,900	932,315

		1,937,259

Investment Management/Advisor Services - 2.5%

Financial Engines, Inc.	26,500	1,497,515
WisdomTree Investments, Inc.†#	86,400	1,346,112

		2,843,627

Machinery-General Industrial - 1.1%

Middleby Corp.†	4,398	1,304,271

Medical Instruments - 2.1%

AtriCure, Inc.†	39,429	819,729
DexCom, Inc.†	36,575	1,649,532

		2,469,261

Medical Products - 4.9%

Cyberonics, Inc.†	25,232	1,727,635
Globus Medical, Inc., Class A†	60,300	1,426,698
West Pharmaceutical Services, Inc.	23,478	1,070,127
Zeltiq Aesthetics, Inc.†#	75,200	1,428,048

		5,652,508

Medical-Biomedical/Gene - 7.1%

Aegerion Pharmaceuticals, Inc.†#	18,275	1,000,739
Bluebird Bio, Inc.†	23,000	586,500
Endocyte, Inc.†#	39,200	516,264
Intercept Pharmaceuticals, Inc.†	2,677	1,098,908
KYTHERA Biopharmaceuticals, Inc.†#	18,500	924,445

Ligand Pharmaceuticals, Inc.†#	28,077	1,958,371
NPS Pharmaceuticals, Inc.†	38,518	1,347,360
Ultragenyx Pharmaceutical, Inc.†	13,598	758,224

		8,190,811

Medical-Drugs - 3.7%

Amicus Therapeutics, Inc.†#	217,320	547,646
Orexigen Therapeutics, Inc.†#	179,900	1,248,506
Pacira Pharmaceuticals, Inc.†#	18,300	1,431,792
Receptos, Inc.†	22,100	1,025,109

		4,253,053

Medical-Hospitals - 1.5%

Acadia Healthcare Co., Inc.†#	35,500	1,755,120

MRI/Medical Diagnostic Imaging - 0.8%

Surgical Care Affiliates, Inc.†#	30,000	912,600

Networking Products - 2.0%

LogMeIn, Inc.†	54,900	2,297,565

Office Furnishings-Original - 1.4%

Steelcase, Inc., Class A	105,800	1,573,246

Oil Companies-Exploration & Production - 2.5%

Bonanza Creek Energy, Inc.†	20,000	999,400
Carrizo Oil & Gas, Inc.†#	28,400	1,412,616
Diamondback Energy, Inc.†#	6,700	431,011

		2,843,027

Oil-Field Services - 1.9%

Matrix Service Co.†	28,900	935,493
MRC Global, Inc.†	47,200	1,213,984

		2,149,477

Retail-Apparel/Shoe - 2.0%

Burlington Stores, Inc.†	36,200	986,450
DSW, Inc., Class A#	34,360	1,322,173

		2,308,623

Retail-Home Furnishings - 1.2%

Restoration Hardware Holdings, Inc.†	20,600	1,395,032

Retail-Restaurants - 1.1%

Sonic Corp.†	61,600	1,255,408

Retail-Sporting Goods - 1.1%

Cabela’s, Inc.†#	19,180	1,272,018

Retail-Vitamins & Nutrition Supplements - 1.2%

Vitamin Shoppe, Inc.†#	29,485	1,379,603

Schools - 2.4%

Capella Education Co.#	19,500	1,296,360
Grand Canyon Education, Inc.†	30,210	1,431,954

		2,728,314

Seismic Data Collection - 0.8%

Geospace Technologies Corp.†#	12,324	946,113

Steel-Producers - 0.7%

Steel Dynamics, Inc.	45,200	788,288

Telecom Equipment-Fiber Optics - 0.8%

Finisar Corp.†	39,100	926,670

Telecom Services - 0.9%

RigNet, Inc.†	21,028	1,005,559

Transport-Truck - 1.8%

Old Dominion Freight Line, Inc.†	24,931	1,327,327
Roadrunner Transportation Systems, Inc.†	34,489	810,836

		2,138,163

Veterinary Diagnostics - 0.8%

Aratana Therapeutics, Inc.†	37,300	871,701

Wireless Equipment - 1.4%

Aruba Networks, Inc.†#	78,089	1,601,605

Total Long-Term Investment Securities (cost $90,736,128)		111,786,487

SHORT-TERM INVESTMENT SECURITIES - 6.7%
Registered Investment Companies - 6.7%

State Street Navigator Securities Lending Prime Portfolio(1) (cost $7,703,833)	7,703,834	7,703,834

REPURCHASE AGREEMENT - 1.3%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $1,551,000 and collateralized by $1,725,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,584,026. (cost $1,551,000)	$1,551,000	1,551,000

TOTAL INVESTMENTS (cost $99,990,961)(2)	104.8%	121,041,321
Liabilities in excess of other assets	(4.8)	(5,500,112)

NET ASSETS	100.0%	$115,541,209

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2014, the Fund had loaned securities with a total value of $7,363,692. This was secured by collateral of $7,703,834, which was received in cash and subsequently invested in short-term investments currently valued at $7,703,834 as reported in the portfolio of investments. Additional collateral of $79 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
United States Treasury Notes/Bonds	0.13%	12/31/2014 to 01/15/2023	$79

(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Enterprise Software/Service	$5,794,173	$—	$—	$5,794,173
Medical-Biomedical/Gene	8,190,811	—	—	8,190,811
Other Industries*	97,801,503	—	—	97,801,503
Short-Term Investment Securities:
Registered Investment Companies	7,703,834	—	—	7,703,834
Repurchase Agreement	—	1,551,000	—	1,551,000

Total	$119,490,321	$1,551,000	$—	$121,041,321

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.0%
Advanced Materials - 0.3%

Core Molding Technologies, Inc.†	25,700	$381,645
Hexcel Corp.†	12,000	540,000
STR Holdings, Inc.†#	20,100	29,748

		951,393

Advertising Agencies - 0.6%

Interpublic Group of Cos., Inc.	132,008	2,339,182

Advertising Services - 0.0%

Marchex, Inc., Class B	13,500	159,840

Aerospace/Defense - 0.3%

Teledyne Technologies, Inc.†	9,900	970,002

Aerospace/Defense-Equipment - 0.7%

Ducommun, Inc.†	6,400	177,920
LMI Aerospace, Inc.†	6,100	90,951
Moog, Inc., Class A†	6,600	408,738
Triumph Group, Inc.#	27,826	1,814,255

		2,491,864

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†#	3,900	57,759

Agricultural Operations - 0.1%

Cadiz, Inc.†	14,400	107,424
MGP Ingredients, Inc.	13,100	74,408

		181,832

Airlines - 0.2%

Allegiant Travel Co.	5,900	585,634

Apparel Manufacturers - 0.9%

Columbia Sportswear Co.#	32,651	2,712,972
Quiksilver, Inc.†#	77,300	602,940

		3,315,912

Applications Software - 0.5%

Actuate Corp.†	113,938	647,168
BSQUARE Corp.†	13,900	49,345
Callidus Software, Inc.†	19,500	240,435
Cvent, Inc.†#	1,600	62,848
PDF Solutions, Inc.†	9,100	185,549
Progress Software Corp.†	12,950	322,973
Tangoe, Inc.†#	24,700	469,794

		1,978,112

Auction House/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.#	12,600	293,076

Audio/Video Products - 0.0%

VOXX International Corp.†	5,000	65,000

Auto Repair Centers - 0.2%

Monro Muffler Brake, Inc.#	9,825	586,258
TravelCenters of America LLC†	9,000	81,540

		667,798

Auto/Truck Parts & Equipment-Original - 0.9%

Accuride Corp.†	20,000	88,200
Miller Industries, Inc.	10,000	180,500
SORL Auto Parts, Inc.†	15,300	70,686
Spartan Motors, Inc.	21,600	122,472
Strattec Security Corp.	7,600	529,872
TRW Automotive Holdings Corp.†	29,381	2,418,644

		3,410,374

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	18,700	166,804

Banks-Commercial - 9.1%

1st United Bancorp, Inc.	14,300	110,110
American National Bankshares, Inc.	5,900	132,514
American River Bankshares†	19,500	192,855
AmeriServ Financial, Inc.	22,000	70,180
BancorpSouth, Inc.#	97,876	2,342,173
BankUnited, Inc.#	18,800	629,424
Berkshire Bancorp, Inc.	6,500	47,125
Bridge Capital Holdings†	7,200	159,984
Capital Bank Financial Corp., Class A†	17,400	400,200
Capital City Bank Group, Inc.	9,600	136,128
Citizens Holding Co.	4,500	82,710
CNB Financial Corp.	8,500	156,485
CVB Financial Corp.#	144,090	2,243,481
East West Bancorp, Inc.	83,682	2,986,611
Enterprise Bancorp, Inc.	6,821	131,304
Enterprise Financial Services Corp.	10,000	187,200
Farmers Capital Bank Corp.†	7,900	154,761
First Bancorp	9,000	164,700
First Bancorp, Inc.	7,165	117,291
First Horizon National Corp.#	44,400	531,468
Glacier Bancorp, Inc.#	114,007	3,163,694
Hampton Roads Bankshares, Inc.†	85,000	141,100
Heritage Commerce Corp.	13,500	109,215
Heritage Financial Corp.	8,300	147,159
Independent Bank Corp.†	14,000	172,200
LNB Bancorp, Inc.	16,300	184,027
Merchants Bancshares, Inc.	4,600	151,524
Metro Bancorp, Inc.†	10,500	206,010
MidWestOne Financial Group, Inc.	5,400	140,832
Northrim BanCorp, Inc.	7,100	174,447
Ohio Valley Banc Corp.	6,400	142,976
Pacific Continental Corp.	13,000	187,590
PacWest Bancorp#	59,705	2,591,197
Park Sterling Corp.	25,200	165,312
Peoples Bancorp of North Carolina, Inc.	5,500	84,700
Peoples Bancorp, Inc.	6,300	154,161
Pinnacle Financial Partners, Inc.#	5,500	198,440
Preferred Bank†	3,920	94,198
Prosperity Bancshares, Inc.#	8,900	563,459
Seacoast Banking Corp. of Florida†	13,100	141,218
Sierra Bancorp	9,400	153,314
Signature Bank†#	9,800	1,283,114
Southcoast Financial Corp.†	5,000	31,650
Southern National Bancorp of Virginia, Inc.	15,000	150,000
Southwest Bancorp, Inc.	13,500	237,465
Suffolk Bancorp†	9,100	183,547
Synovus Financial Corp.#	108,736	378,401
Talmer Bancorp, Inc., Class A†	6,800	94,384
TCF Financial Corp.	17,200	277,264
Texas Capital Bancshares, Inc.†#	52,878	3,328,670
United Security Bancshares†	20,527	107,972
Valley National Bancorp.#	23,572	237,606
Washington Banking Co.	8,500	156,570
Washington Trust Bancorp, Inc.#	6,500	228,735
Webster Financial Corp.#	68,734	2,128,692
West Bancorporation, Inc.	14,344	213,009
Westamerica Bancorporation#	6,400	321,792
Western Alliance Bancorp†	123,519	2,860,700

Wintrust Financial Corp.#	50,301	2,327,930
Zions Bancorporation#	11,500	358,800

		34,949,778

Banks-Fiduciary - 0.6%

Boston Private Financial Holdings, Inc.#	188,631	2,459,748

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†#	4,100	69,003

Batteries/Battery Systems - 0.8%

EnerSys, Inc.#	44,671	3,173,428

Beverages-Non-alcoholic - 0.0%

Primo Water Corp.†	21,600	69,984

Brewery - 0.1%

Craft Brew Alliance, Inc.†	18,800	307,004

Broadcast Services/Program - 0.5%

Nexstar Broadcasting Group, Inc., Class A#	43,507	1,856,879

Building & Construction Products-Misc. - 1.2%

Gibraltar Industries, Inc.†#	5,550	102,286
Louisiana-Pacific Corp.†#	32,000	601,280
Quanex Building Products Corp.	13,700	266,328
Simpson Manufacturing Co., Inc.#	8,500	300,475
Trex Co., Inc.†#	42,758	3,344,531

		4,614,900

Building Products-Air & Heating - 0.4%

AAON, Inc.#	9,750	291,330
American DG Energy, Inc.†	35,000	70,350
Lennox International, Inc.	12,000	1,102,560

		1,464,240

Building Products-Cement - 0.8%

Eagle Materials, Inc.	31,487	2,783,451
Martin Marietta Materials, Inc.#	2,100	256,158

		3,039,609

Building Products-Doors & Windows - 0.7%

Apogee Enterprises, Inc.#	73,522	2,516,658

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	18,400	152,536

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	16,100	181,769

Building-Mobile Home/Manufactured Housing - 0.6%

Thor Industries, Inc.#	42,555	2,383,506

Building-Residential/Commercial - 0.5%

Beazer Homes USA, Inc.†	48,091	1,115,230
Meritage Homes Corp.†	11,100	535,131
Standard Pacific Corp.†#	18,100	164,891

		1,815,252

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	7,500	141,375

Casino Services - 0.6%

Bally Technologies, Inc.†#	36,035	2,441,371

Chemicals-Diversified - 0.9%

FMC Corp.	29,975	2,313,470
Rockwood Holdings, Inc.	14,100	1,112,208

		3,425,678

Chemicals-Plastics - 0.0%

Landec Corp.†	14,800	150,812

Chemicals-Specialty - 0.7%

KMG Chemicals, Inc.	7,800	115,752
Minerals Technologies, Inc.	41,757	2,233,999
Oil-Dri Corp. of America	4,900	162,680

		2,512,431

Circuit Boards - 0.0%

UQM Technologies, Inc.†	57,300	99,129

Coal - 0.2%

Cloud Peak Energy, Inc.†#	21,600	419,040
James River Coal Co.†	43,200	31,968
Westmoreland Coal Co.†	14,600	329,960

		780,968

Commercial Services - 0.9%

Collectors Universe, Inc.	7,200	129,600
HMS Holdings Corp.†#	18,300	374,418
Intersections, Inc.	12,500	76,625
Providence Service Corp.†	7,700	204,743
Quanta Services, Inc.†	6,617	232,985
RPX Corp.†	1,000	16,020
SP Plus Corp.†	1,400	36,750
Team, Inc.†	58,735	2,539,701

		3,610,842

Commercial Services-Finance - 0.1%

PRGX Global, Inc.†	22,500	135,900
Xoom Corp.†#	6,600	184,998

		320,898

Communications Software - 0.1%

Audience, Inc.†	14,200	166,424
Digi International, Inc.†	13,300	127,015

		293,439

Computer Services - 0.8%

CACI International, Inc., Class A†#	31,868	2,512,154
FleetMatics Group PLC†#	11,600	428,620
LivePerson, Inc.†#	10,900	142,572

		3,083,346

Computer Software - 1.0%

Computer Modelling Group, Ltd.	4,000	108,516
SS&C Technologies Holdings, Inc.†	94,165	3,642,302

		3,750,818

Computers-Integrated Systems - 2.1%

Agilysys, Inc.†	13,000	188,760
Cray, Inc.†#	132,129	4,583,555
Jack Henry & Associates, Inc.	56,014	3,256,094
Maxwell Technologies, Inc.†	21,300	217,686

		8,246,095

Computers-Memory Devices - 0.2%

Datalink Corp.†	11,100	162,171
Dot Hill Systems Corp.†	62,300	332,059

Netlist, Inc.†	37,900	72,579

		566,809

Consulting Services - 0.8%

CRA International, Inc.†	7,700	179,949
Hackett Group, Inc.	27,900	164,331
Information Services Group, Inc.†	42,400	221,752
MAXIMUS, Inc.	49,947	2,386,967
PDI, Inc.†	9,800	46,550

		2,999,549

Consumer Products-Misc. - 0.1%

Kid Brands, Inc.†	18,000	12,240
Tumi Holdings, Inc.†#	20,100	445,416

		457,656

Containers-Paper/Plastic - 1.0%

Berry Plastics Group, Inc.†	22,000	535,260
Graphic Packaging Holding Co.†	312,728	3,202,335

		3,737,595

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.	3,421	10,879

Data Processing/Management - 0.1%

CommVault Systems, Inc.†#	4,400	303,072
Innodata, Inc.†	25,000	82,000

		385,072

Decision Support Software - 0.2%

Interactive Intelligence Group, Inc.†	8,500	676,855

Diagnostic Equipment - 0.1%

BioTelemetry, Inc.†	36,900	414,756

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.#	21,200	442,232

Diamonds/Precious Stones - 0.0%

Petra Diamonds, Ltd.†	35,600	94,309

Direct Marketing - 0.0%

ValueVision Media, Inc., Class A†	18,400	102,856

Distribution/Wholesale - 0.7%

Beacon Roofing Supply, Inc.†#	49,546	1,872,343
Core-Mark Holding Co., Inc.	3,600	281,520
Pool Corp.#	8,811	515,091

		2,668,954

Diversified Manufacturing Operations - 0.7%

AZZ, Inc.#	10,900	483,633
Chase Corp.	7,100	214,065
EnPro Industries, Inc.†#	10,200	730,626
Fabrinet†	12,000	233,040
Harsco Corp.#	19,800	497,376
Koppers Holdings, Inc.	9,600	379,584
Lydall, Inc.†	7,000	141,820

		2,680,144

Diversified Minerals - 0.1%

AMCOL International Corp.	3,810	169,088
United States Lime & Minerals, Inc.	2,600	147,160

		316,248

Diversified Operations - 0.1%

Horizon Pharma, Inc.†	14,700	179,634
Resource America, Inc., Class A	17,400	164,604

		344,238

E-Commerce/Products - 0.0%

1-800-FLOWERS.COM, Inc., Class A†	20,600	108,356

E-Commerce/Services - 0.2%

Angie’s List, Inc.†#	8,600	119,626
OpenTable, Inc.†#	4,600	366,574
United Online, Inc.	12,500	140,125
Zillow, Inc., Class A†#	300	25,080

		651,405

E-Marketing/Info - 0.8%

Conversant, Inc.†#	101,550	2,524,533
Marketo, Inc.†#	14,300	586,300

		3,110,833

E-Services/Consulting - 0.1%

Sapient Corp.†	18,000	313,380

Electric Products-Misc. - 0.1%

Graham Corp.	5,800	201,666

Electric-Integrated - 0.5%

Cleco Corp.	2,900	143,347
El Paso Electric Co.	10,100	356,025
Empire District Electric Co.	1,860	44,156
NorthWestern Corp.#	3,900	179,166
OGE Energy Corp.	16,900	608,400
PNM Resources, Inc.	26,200	685,130

		2,016,224

Electronic Components-Misc. - 0.8%

CTS Corp.	11,600	236,872
Gentex Corp.#	6,000	188,220
InvenSense, Inc.†#	2,800	56,420
Pulse Electronics Corp.†	3,040	12,160
Sanmina Corp.†#	144,230	2,446,141
Viasystems Group, Inc.†	11,000	142,560
Vishay Precision Group, Inc.†	8,800	150,744

		3,233,117

Electronic Components-Semiconductors - 1.2%

Cavium, Inc.†#	7,700	324,401
Diodes, Inc.†	11,350	270,243
Fairchild Semiconductor International, Inc.†#	135,536	1,908,347
GSI Technology, Inc.†	19,800	134,838
GT Advanced Technologies, Inc.†#	7,700	110,341
Kopin Corp.†#	56,300	224,637
Mellanox Technologies, Ltd.†#	5,100	186,252
Pixelworks, Inc.†	36,900	183,762
PLX Technology, Inc.†	18,300	109,068
PMC-Sierra, Inc.†	60,900	447,006
Rubicon Technology, Inc.†	11,000	142,010
Semtech Corp.†	12,600	314,370

Silicon Laboratories, Inc.†	3,800	197,486

		4,552,761

Electronic Design Automation - 0.6%

Cadence Design Systems, Inc.†#	154,676	2,371,183

Electronic Measurement Instruments - 0.5%

Analogic Corp.	3,800	358,188
CyberOptics Corp.†	18,900	158,760
ESCO Technologies, Inc.	11,500	412,160
FARO Technologies, Inc.†	5,500	316,470
National Instruments Corp.#	14,300	414,271
Zygo Corp.†	10,900	164,699

		1,824,548

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	6,000	394,500

Electronics-Military - 0.0%

M/A-COM Technology Solutions Holdings, Inc.†#	9,000	152,640

Energy-Alternate Sources - 0.2%

Amyris, Inc.†	50,800	232,156
Ocean Power Technologies, Inc.†	17,900	72,674
REX American Resources Corp.†	4,600	219,328
Saratoga Resources, Inc.†	17,300	23,528
Solazyme, Inc.†#	9,600	117,792

		665,478

Engineering/R&D Services - 0.7%

Foster Wheeler AG†#	82,308	2,643,733
VSE Corp.	3,700	178,710

		2,822,443

Enterprise Software/Service - 1.6%

American Software, Inc., Class A	11,600	121,336
Concur Technologies, Inc.†#	2,400	296,280
Guidewire Software, Inc.†#	7,800	418,158
Informatica Corp.†#	51,743	2,150,439
MicroStrategy, Inc., Class A†	11,872	1,533,031
Proofpoint, Inc.†#	5,100	211,395
PROS Holdings, Inc.†	9,600	330,720
SciQuest, Inc.†	38,947	1,149,716

		6,211,075

Environmental Monitoring & Detection - 0.2%

Mine Safety Appliances Co.	12,100	622,545

Filtration/Separation Products - 0.1%

CLARCOR, Inc.#	4,500	260,685

Finance-Consumer Loans - 0.0%

Asta Funding, Inc.†	13,200	110,880

Finance-Investment Banker/Broker - 1.8%

Diamond Hill Investment Group, Inc.	1,700	199,495
E*TRADE Financial Corp.†	166,388	3,738,738
Evercore Partners, Inc., Class A	43,728	2,433,026
FBR & Co.†	9,750	253,500
JMP Group, Inc.	16,300	119,805
Piper Jaffray Cos.†	4,000	167,600
SWS Group, Inc.†	21,300	173,595

		7,085,759

Finance-Leasing Companies - 0.1%

California First National Bancorp	6,000	89,880
Marlin Business Services Corp.	7,500	161,250

		251,130

Finance-Mortgage Loan/Banker - 0.0%

Arlington Asset Investment Corp., Class A	3,000	79,560
PennyMac Financial Services, Inc., Class A†#	2,800	48,412

		127,972

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.#	25,377	623,005
MGIC Investment Corp.†#	12,400	111,104
Radian Group, Inc.#	28,400	441,620

		1,175,729

Food-Baking - 0.1%

Flowers Foods, Inc.#	13,800	283,866

Food-Canned - 0.7%

Seneca Foods Corp., Class B†	200	5,686
TreeHouse Foods, Inc.†	35,785	2,550,039

		2,555,725

Food-Misc./Diversified - 0.5%

Annie’s, Inc.†#	4,200	157,416
Grubhub Seamless, Inc.†(1)(3)(6)	10,533	89,931
Inventure Foods, Inc.†	17,900	248,631
John B. Sanfilippo & Son, Inc.	6,600	160,050
Pinnacle Foods, Inc.	24,100	682,512
Senomyx, Inc.†#	42,900	427,284

		1,765,824

Food-Retail - 0.1%

Fresh Market, Inc.†#	11,700	391,950

Food-Wholesale/Distribution - 0.6%

Spartan Stores, Inc.	7,560	170,780
United Natural Foods, Inc.†#	27,707	2,005,433

		2,176,213

Footwear & Related Apparel - 0.0%

R.G. Barry Corp.	9,700	179,644

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.†	43,334	67,168
Isle of Capri Casinos, Inc.†	23,400	210,600
Lakes Entertainment, Inc.†	30,400	153,520

		431,288

Garden Products - 0.2%

Toro Co.	10,300	682,169

Gas-Distribution - 0.8%

Chesapeake Utilities Corp.#	2,400	142,176
Delta Natural Gas Co., Inc.	3,800	78,128
Southwest Gas Corp.	10,700	578,014
UGI Corp.	49,834	2,227,081

		3,025,399

Gold Mining - 0.1%

Franco-Nevada Corp.	8,300	424,182

Healthcare Safety Devices - 0.0%

Alpha PRO Tech, Ltd.†	30,000	69,600
Harvard Apparatus Regenerative Technology, Inc.†	7,500	37,950

		107,550

Heart Monitors - 0.1%

HeartWare International, Inc.†	2,500	240,075

Home Furnishings - 0.6%

Ethan Allen Interiors, Inc.#	2,700	67,851
Hooker Furniture Corp.	9,100	137,410
La-Z-Boy, Inc.#	81,730	2,087,384

		2,292,645

Hotel/Motels - 0.0%

Morgans Hotel Group Co.†	19,000	152,000

Housewares - 0.0%

Lifetime Brands, Inc.	8,000	133,920

Human Resources - 0.2%

Cross Country Healthcare, Inc.†	20,000	208,000
CTPartners Executive Search, Inc.†	2,700	18,900
Kforce, Inc.	16,400	359,324
Team Health Holdings, Inc.†	4,100	184,582

		770,806

Independent Power Producers - 0.2%

Dynegy, Inc.†#	17,200	402,308
NRG Energy, Inc.#	12,828	372,910
NRG Yield, Inc.#	3,700	141,266

		916,484

Industrial Audio & Video Products - 0.1%

Ballantyne Strong, Inc.†	14,000	64,820
Iteris, Inc.†	76,210	169,186

		234,006

Industrial Automated/Robotic - 0.1%

Adept Technology, Inc.†	10,000	168,400
Hurco Cos., Inc.	5,000	125,050

		293,450

Instruments-Controls - 0.8%

Control4 Corp.†#	5,300	110,823
Frequency Electronics, Inc.†	10,000	115,000
Watts Water Technologies, Inc., Class A	45,083	2,778,014
Woodward, Inc.	4,050	176,540

		3,180,377

Instruments-Scientific - 0.5%

FEI Co.#	19,722	2,024,463

Insurance Brokers - 0.6%

Arthur J. Gallagher & Co.	44,048	2,035,018
Brown & Brown, Inc.#	4,900	147,490

		2,182,508

Insurance-Life/Health - 0.6%

Independence Holding Co.	10,460	142,570
StanCorp Financial Group, Inc.#	35,132	2,325,036

		2,467,606

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	40,021	2,287,600
Fortegra Financial Corp.†	20,400	142,596
Kemper Corp.	6,600	255,948

		2,686,144

Insurance-Property/Casualty - 0.7%

Enstar Group, Ltd.†#	1,800	225,324
Hallmark Financial Services, Inc.†	13,000	110,110
HCC Insurance Holdings, Inc.	11,100	487,290
Infinity Property & Casualty Corp.	10,600	781,750
RLI Corp.#	8,800	379,544
Selective Insurance Group, Inc.#	22,600	520,704
State Auto Financial Corp.	6,650	133,133

		2,637,855

Insurance-Reinsurance - 0.0%

Essent Group, Ltd.†#	3,800	88,160

Internet Application Software - 0.1%

Bazaarvoice, Inc.†	22,300	150,748
Lionbridge Technologies, Inc.†	36,800	263,488

		414,236

Internet Connectivity Services - 0.1%

PC-Tel, Inc.	21,200	184,440

Internet Content-Entertainment - 0.1%

Pandora Media, Inc.†#	15,000	561,300

Internet Content-Information/News - 0.0%

Reis, Inc.†	8,000	141,120

Internet Financial Services - 0.0%

TheStreet, Inc.	48,200	140,744

Internet Incubators - 0.0%

ModusLink Global Solutions, Inc.†	5,000	22,850

Internet Infrastructure Software - 0.1%

Barracuda Networks, Inc.†#	2,600	93,470
support.com, Inc.†	56,500	141,815
TeleCommunication Systems, Inc., Class A†	28,000	60,760
Unwired Planet, Inc.†	65,400	96,792

		392,837

Internet Security - 0.1%

iPass, Inc.†	49,900	77,345
Zix Corp.†	41,500	187,580

		264,925

Internet Telephone - 0.1%

RingCentral, Inc.†#	13,900	300,935

Investment Companies - 0.1%

Gladstone Capital Corp.	12,000	119,880
KCAP Financial, Inc.	16,700	137,107
NGP Capital Resources Co.	13,000	98,280

		355,267

Investment Management/Advisor Services - 1.8%

Affiliated Managers Group, Inc.†#	11,196	2,105,408

Artisan Partners Asset Management, Inc., Class A	11,336	716,095
Calamos Asset Management, Inc., Class A	14,000	167,020
Cohen & Steers, Inc.#	9,600	362,976
Financial Engines, Inc.#	15,400	870,254
Janus Capital Group, Inc.#	181,972	2,036,267
Manning & Napier, Inc.	8,400	123,396
Pzena Investment Management, Inc., Class A#	3,700	42,772
Waddell & Reed Financial, Inc., Class A#	9,500	662,150

		7,086,338

Lasers-System/Components - 0.6%

Coherent, Inc.†	31,419	2,141,205
Rofin-Sinar Technologies, Inc.†#	8,800	206,536

		2,347,741

Leisure Products - 0.5%

Brunswick Corp.#	38,200	1,710,978
Johnson Outdoors, Inc., Class A	3,400	75,004
Marine Products Corp.	12,100	102,971

		1,888,953

Lighting Products & Systems - 0.3%

Acuity Brands, Inc.#	8,000	1,128,400

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	3,000	187,890

Machine Tools & Related Products - 0.0%

Hardinge, Inc.	11,000	162,250

Machinery-Construction & Mining - 0.0%

Terex Corp.#	1,100	48,983

Machinery-General Industrial - 0.3%

Albany International Corp., Class A	11,700	422,136
Manitowoc Co., Inc.#	17,700	547,638

		969,774

Machinery-Pumps - 0.2%

Graco, Inc.	8,700	678,861

Medical Instruments - 0.3%

Baxano Surgical, Inc.†	40,300	61,256
Bruker Corp.†#	17,400	395,676
CryoLife, Inc.	17,000	169,320
Edwards Lifesciences Corp.†#	1,200	83,712
Thoratec Corp.†	4,400	163,416
Vascular Solutions, Inc.†	7,500	195,150
Volcano Corp.†#	9,100	195,286

		1,263,816

Medical Labs & Testing Services - 0.7%

ICON PLC†	55,020	2,577,137

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	18,900	102,816

Medical Products - 2.6%

Accuray, Inc.†#	3,537	33,177
Cardica, Inc.†	33,400	38,076
Chindex International, Inc.†	7,100	136,675
Cooper Cos., Inc.#	4,600	589,766
Haemonetics Corp.†#	41,879	1,527,746
Medgenics, Inc.†	4,494	38,783
NanoString Technologies, Inc.†	9,000	170,100
Span-America Medical Systems, Inc.	3,100	60,295
Teleflex, Inc.#	20,787	2,120,066
Tornier NV†	10,800	207,360
West Pharmaceutical Services, Inc.	49,292	2,246,729
Wright Medical Group, Inc.†	93,497	2,975,075

		10,143,848

Medical Sterilization Products - 0.1%

STERIS Corp.	11,500	530,725

Medical-Biomedical/Gene - 3.8%

Acceleron Pharma, Inc.†#	1,200	56,316
AMAG Pharmaceuticals, Inc.†#	4,700	97,431
Arqule, Inc.†	55,000	123,750
Bio-Rad Laboratories, Inc., Class A†	13,348	1,731,502
BioMarin Pharmaceutical, Inc.†	4,400	356,400
Biota Pharmaceuticals, Inc.†	34,600	229,052
Charles River Laboratories International, Inc.†	37,359	2,219,498
Cubist Pharmaceuticals, Inc.†#	42,333	3,366,320
Cubist Pharmaceuticals, Inc. CVR†	2,900	2,117
Enzo Biochem, Inc.†	33,500	124,285
Exelixis, Inc.†#	24,400	172,264
Fibrocell Science, Inc.†	24,856	141,431
GTx, Inc.†	20,200	34,340
Harvard Bioscience, Inc.†	30,000	146,400
Idenix Pharmaceuticals, Inc.†#	16,100	109,802
Incyte Corp., Ltd.†#	30,500	1,959,930
Isis Pharmaceuticals, Inc.†#	8,800	448,800
Medicines Co.†	68,763	2,100,710
Nanosphere, Inc.†	35,000	84,000
Pacific Biosciences of California, Inc.†	26,700	177,822
PharmAthene, Inc.†	68,300	128,404
Repligen Corp.†	17,000	254,490
Seattle Genetics, Inc.†#	5,900	310,281
Theravance, Inc.†#	1,400	51,800
Ultragenyx Pharmaceutical, Inc.†	500	27,880

		14,455,025

Medical-Drugs - 1.7%

AcelRx Pharmaceuticals, Inc.†	14,800	169,164
Alimera Sciences, Inc.†	25,025	167,918
Alkermes PLC†	15,300	744,651
BioSpecifics Technologies Corp.†	5,200	123,396
Cempra, Inc.†	15,000	170,850
Cumberland Pharmaceuticals, Inc.†	12,800	59,264
Cytori Therapeutics, Inc.†	17,000	53,550
Endo Health Solutions, Inc.†#	33,500	2,673,970
Pacira Pharmaceuticals, Inc.†#	13,300	1,040,592
Pain Therapeutics, Inc.†	40,000	226,000
Pozen, Inc.	15,600	124,176
SIGA Technologies, Inc.†	19,900	63,879
Sucampo Pharmaceuticals, Inc., Class A†	23,000	207,000
Targacept, Inc.†	29,164	143,778
Vanda Pharmaceuticals, Inc.†	17,800	269,314

XenoPort, Inc.†	25,000	156,250
Zogenix, Inc.†	18,700	81,345

		6,475,097

Medical-HMO - 0.2%

Centene Corp.†	6,100	388,448
WellCare Health Plans, Inc.†	9,100	562,562

		951,010

Medical-Hospitals - 1.4%

Acadia Healthcare Co., Inc.†#	11,300	558,672
Community Health Systems, Inc.†#	52,743	2,189,362
LifePoint Hospitals, Inc.†#	49,412	2,680,601

		5,428,635

Medical-Nursing Homes - 0.2%

Kindred Healthcare, Inc.	33,775	731,567

Medical-Outpatient/Home Medical - 0.4%

Premier, Inc.†#	44,258	1,480,430

Metal Processors & Fabrication - 1.2%

Ampco-Pittsburgh Corp.	6,500	132,925
Dynamic Materials Corp.	8,100	168,156
Haynes International, Inc.#	53,831	2,666,249
NN, Inc.	14,900	287,421
RBC Bearings, Inc.†	9,400	603,950
Rexnord Corp.†	17,500	524,825
Sun Hydraulics Corp.#	6,800	287,640

		4,671,166

Metal Products-Distribution - 0.0%

Olympic Steel, Inc.	5,500	151,305

Metal-Diversified - 0.2%

Constellium NV, Class A†	22,100	614,159
Luxfer Holdings PLC ADR#	14,200	283,290

		897,449

Miscellaneous Manufacturing - 0.8%

John Bean Technologies Corp.	14,600	440,336
TriMas Corp.†	75,390	2,533,858

		2,974,194

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	36,000	69,840

Networking Products - 0.1%

Fortinet, Inc.†	6,000	138,900
Ixia†	5,900	72,924
NeoPhotonics Corp.†	22,000	181,500

		393,324

Non-Hazardous Waste Disposal - 0.8%

Casella Waste Systems, Inc., Class A†	32,900	176,344
Waste Connections, Inc.	66,347	2,870,835

		3,047,179

Office Furnishings-Original - 0.7%

Interface, Inc.#	125,844	2,423,755
Knoll, Inc.#	20,400	317,628

		2,741,383

Oil Companies-Exploration & Production - 3.1%

American Eagle Energy Corp.†	85,000	164,900
Athlon Energy, Inc.†	7,000	260,120
Bill Barrett Corp.†#	15,500	392,770
Bonanza Creek Energy, Inc.†	7,000	349,790
BPZ Resources, Inc.†	60,000	123,600
Callon Petroleum Co.†	13,100	88,687
Clayton Williams Energy, Inc.†	3,700	358,900
Contango Oil & Gas Co.†	6,500	308,230
Diamondback Energy, Inc.†	8,100	521,073
Double Eagle Petroleum Co.†	11,000	23,650
Emerald Oil, Inc.†	12,900	98,814
Endeavour International Corp.†	31,500	153,090
Energen Corp.	27,673	2,226,016
Energy XXI Bermuda, Ltd.#	10,900	252,444
EPL Oil & Gas, Inc.†#	13,400	403,340
Evolution Petroleum Corp.	10,600	137,800
FieldPoint Petroleum Corp.†	31,900	146,102
Matador Resources Co.†#	15,300	371,178
Miller Energy Resources, Inc.†	23,400	162,396
Oasis Petroleum, Inc.†#	17,800	775,546
Panhandle Oil and Gas, Inc., Class A	5,400	199,584
PostRock Energy Corp.†	24,600	31,980
Rosetta Resources, Inc.†#	35,226	1,562,978
RSP Permian, Inc.†	5,500	152,900
Ultra Petroleum Corp.†#	97,597	2,455,540
Warren Resources, Inc.†	34,500	152,835

		11,874,263

Oil Field Machinery & Equipment - 0.8%

Bolt Technology Corp.	12,800	257,408
Dresser-Rand Group, Inc.†#	28,764	1,562,748
Flotek Industries, Inc.†#	9,500	241,775
Forum Energy Technologies, Inc.†	7,900	204,610
Gulf Island Fabrication, Inc.	9,000	188,730
Mitcham Industries, Inc.†	6,900	99,291
Natural Gas Services Group, Inc.†	7,400	240,500
Thermon Group Holdings, Inc.†	6,600	160,314

		2,955,376

Oil Refining & Marketing - 0.1%

Adams Resources & Energy, Inc.	214	15,750
Arabian American Development Co.†	14,000	171,360

		187,110

Oil-Field Services - 2.6%

C&J Energy Services, Inc.†#	11,400	294,690
Cal Dive International, Inc.†	66,800	118,236
Forbes Energy Services, Ltd.†	17,200	70,004
Helix Energy Solutions Group, Inc.†	85,781	2,027,863
Key Energy Services, Inc.†	21,800	197,072
MRC Global, Inc.†#	62,595	1,609,943
Oil States International, Inc.†#	20,463	1,942,348
SEACOR Holdings, Inc.†#	9,400	831,524
Superior Energy Services, Inc.	2,677	79,213
Targa Resources Corp.	30,054	2,908,025
TETRA Technologies, Inc.†#	8,900	106,800

		10,185,718

Optical Recognition Equipment - 0.0%

Digimarc Corp.	3,100	91,078

Paper & Related Products - 0.1%

Clearwater Paper Corp.†	1,000	63,850
Xerium Technologies, Inc.†	15,000	236,250

		300,100

Patient Monitoring Equipment - 0.0%

Masimo Corp.†	500	12,775

Pharmacy Services - 0.1%

Catamaran Corp.†#	5,068	228,465

Physicians Practice Management - 0.5%

Healthways, Inc.†#	5,200	77,792
IPC The Hospitalist Co., Inc.†#	32,219	1,653,801

		1,731,593

Pipelines - 0.7%

Primoris Services Corp.	82,673	2,585,185

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†#	4,900	134,456
PowerSecure International, Inc.†	6,000	136,380

		270,836

Printing-Commercial - 0.1%

ARC Document Solutions, Inc.†	10,500	82,845
Multi-Color Corp.#	9,750	330,233
R.R. Donnelley & Sons Co.	1,816	34,740

		447,818

Professional Sports - 0.1%

Madison Square Garden, Co., Class A†	5,300	302,153

Publishing-Books - 0.1%

Courier Corp.	7,700	126,819
Scholastic Corp.#	7,249	255,745

		382,564

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	18,221	201,160
Lee Enterprises, Inc.†	34,500	177,330

		378,490

Quarrying - 0.1%

Compass Minerals International, Inc.#	4,900	418,215

Radio - 0.1%

Emmis Communications Corp., Class A†	40,500	127,170
Salem Communications Corp., Class A	10,000	90,900

		218,070

Real Estate Investment Trusts - 2.8%

Acadia Realty Trust	7,200	190,440
CatchMark Timber Trust, Inc., Class A	8,000	106,000
CBL & Associates Properties, Inc.#	25,100	446,529
Chesapeake Lodging Trust	16,600	432,430
Colony Financial, Inc.	5,600	126,448
Cousins Properties, Inc.	19,635	226,784
DiamondRock Hospitality Co.	53,208	671,485
Douglas Emmett, Inc.	70,700	1,903,951
EastGroup Properties, Inc.#	9,800	607,992
Equity One, Inc.	13,800	320,160
First Potomac Realty Trust#	10,900	138,212
Kilroy Realty Corp.#	7,400	425,648
LaSalle Hotel Properties#	78,140	2,448,908
Lexington Realty Trust	167,200	1,907,752
Pebblebrook Hotel Trust	5,100	169,524
PS Business Parks, Inc.	8,300	697,366
Starwood Property Trust, Inc.#	3,900	93,678
Starwood Waypoint Residential Trust†	780	21,146
Urstadt Biddle Properties, Inc., Class A	200	3,922

		10,938,375

Real Estate Management/Services - 0.7%

Jones Lang LaSalle, Inc.	21,294	2,623,421
RE/MAX Holdings, Inc., Class A†	2,700	82,674

		2,706,095

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	4,800	199,776
AV Homes, Inc.†	11,400	225,150
Consolidated-Tomoka Land Co.	3,100	110,236
St. Joe Co.†#	13,100	253,223

		788,385

Recycling - 0.0%

Metalico, Inc.†	31,700	61,815

Rental Auto/Equipment - 0.2%

Electro Rent Corp.	5,600	101,752
H&E Equipment Services, Inc.†	15,400	503,888

		605,640

Research & Development - 0.1%

Albany Molecular Research, Inc.†	12,900	201,240

Retail-Apparel/Shoe - 0.9%

American Eagle Outfitters, Inc.#	16,600	241,198
ANN, Inc.†#	19,050	679,132
bebe stores, Inc.#	98,393	597,246
Burlington Stores, Inc.†	2,400	65,400
Chico’s FAS, Inc.	36,300	600,039
Christopher & Banks Corp.†#	29,300	195,138
Express, Inc.†	25,300	462,737
Francesca’s Holdings Corp.†#	13,100	256,367
Pacific Sunwear of California, Inc.†	37,200	106,392
Wet Seal, Inc., Class A†	80,000	152,000

		3,355,649

Retail-Appliances - 0.0%

hhgregg, Inc.†#	3,100	32,829

Retail-Automobile - 0.6%

Penske Automotive Group, Inc.	55,313	2,394,500

Retail-Building Products - 0.0%

Tile Shop Holdings, Inc.†#	2,200	33,924

Retail-Convenience Store - 0.1%

Pantry, Inc.†	12,700	191,516

Retail-Discount - 0.2%

Citi Trends, Inc.†	7,300	119,720
HSN, Inc.	10,200	584,970
Tuesday Morning Corp.†#	4,300	67,252

		771,942

Retail-Home Furnishings - 0.6%

Kirkland’s, Inc.†	9,700	171,496
Pier 1 Imports, Inc.#	95,550	1,807,806
Restoration Hardware Holdings, Inc.†#	5,000	338,600

		2,317,902

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	7,400	106,560
West Marine, Inc.†	7,632	95,247

		201,807

Retail-Misc./Diversified - 0.1%

Five Below, Inc.†#	7,000	269,780
Gaiam, Inc.† Class A	17,400	112,056

		381,836

Retail-Regional Department Stores - 0.1%

Stage Stores, Inc.#	16,800	332,640

Retail-Restaurants - 3.9%

BJ’s Restaurants, Inc.†#	10,500	290,850
Bloomin’ Brands, Inc.†#	21,600	543,024
Brinker International, Inc.#	10,900	599,500
Carrols Restaurant Group, Inc.†	15,000	106,500
Cheesecake Factory, Inc.#	9,700	460,944
Cracker Barrel Old Country Store, Inc.	20,159	2,004,812
Denny’s Corp.†#	24,300	165,240
DineEquity, Inc.	23,715	1,986,131
Famous Dave’s of America, Inc.†	10,500	257,040
Jack in the Box, Inc.†	20,500	1,177,725
Jamba, Inc.†	520	6,568
Krispy Kreme Doughnuts, Inc.†#	23,600	448,872
Luby’s, Inc.†	21,031	133,547
Noodles & Co.†#	1,100	43,791
Papa John’s International, Inc.	58,163	2,960,497
Red Robin Gourmet Burgers, Inc.†	42,456	3,308,596
Sonic Corp.†	28,362	578,018

		15,071,655

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	8,000	458,640
Zumiez, Inc.†#	15,500	368,280

		826,920

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	16,500	127,710

Retail-Vitamins & Nutrition Supplements - 0.5%

GNC Holdings, Inc., Class A	41,099	1,911,925

Retirement/Aged Care - 0.0%

Five Star Quality Care, Inc.†	24,000	138,960

Savings & Loans/Thrifts - 0.8%

Banc of California, Inc.	10,000	127,900
Bank Mutual Corp.	26,600	176,092
BankFinancial Corp.	12,568	125,429
Capitol Federal Financial, Inc.#	43,140	524,151
ESSA Bancorp, Inc.	9,000	101,070
First Defiance Financial Corp.	5,800	160,486
First Niagara Financial Group, Inc.	26,100	236,727
Fox Chase Bancorp, Inc.	5,000	85,700
Hampden Bancorp, Inc.	7,500	119,625
Home Bancorp, Inc.†	6,600	137,214
Lake Shore Bancorp, Inc.	10,000	122,500
Louisiana Bancorp, Inc.	5,700	106,818
Meta Financial Group, Inc.	5,200	222,092
Naugatuck Valley Financial Corp.†	9,500	71,155
Oneida Financial Corp.	6,000	75,780
Pacific Premier Bancorp, Inc.†	12,600	200,340
Territorial Bancorp, Inc.	4,000	88,800
United Community Financial Corp.†	26,500	98,315
United Financial Bancorp, Inc.	8,687	152,978
Waterstone Financial, Inc.†	11,039	116,572
Westfield Financial, Inc.	16,000	121,440

		3,171,184

Schools - 0.0%

Learning Tree International, Inc.†	14,700	46,599
Lincoln Educational Services Corp.	20,000	90,000

		136,599

Seismic Data Collection - 0.1%

Dawson Geophysical Co.	5,100	146,370
Global Geophysical Services, Inc.†	30,000	42,000
TGC Industries, Inc.†	20,065	128,416

		316,786

Semiconductor Components-Integrated Circuits - 1.1%

Hittite Microwave Corp.#	29,303	1,728,291
Pericom Semiconductor Corp.†	14,100	114,069
Power Integrations, Inc.	38,678	2,287,030
Sigma Designs, Inc.†	23,500	115,150

		4,244,540

Semiconductor Equipment - 0.6%

Amtech Systems, Inc.†	6,100	68,076
Cascade Microtech, Inc.†	15,400	137,060
Mattson Technology, Inc.†	34,500	87,975
Ultra Clean Holdings, Inc.†	14,700	193,452
Veeco Instruments, Inc.†#	45,399	1,795,530

		2,282,093

Steel Pipe & Tube - 0.3%

Mueller Water Products, Inc., Class A	22,400	216,160
Valmont Industries, Inc.#	7,166	1,043,585

		1,259,745

Steel-Producers - 0.1%

Friedman Industries, Inc.	10,000	84,500
Schnitzer Steel Industries, Inc., Class A#	10,500	266,385

		350,885

Storage/Warehousing - 0.2%

Mobile Mini, Inc.	13,100	589,631

Telecom Equipment-Fiber Optics - 0.6%

Finisar Corp.†#	14,574	345,404
JDS Uniphase Corp.†#	118,650	1,634,997
KVH Industries, Inc.†	14,357	185,636

		2,166,037

Telecom Services - 0.3%

Allot Communications, Ltd.†#	13,000	218,660
Aviat Networks, Inc.†	46,800	91,260
Hawaiian Telcom Holdco, Inc.†	5,000	144,000
Premiere Global Services, Inc.†	17,600	199,056

Straight Path Communications, Inc., Class B†	5,950	48,552
Telecity Group PLC	9,202	101,624
tw telecom, Inc.†	15,400	471,394

		1,274,546

Telecommunication Equipment - 1.1%

ADTRAN, Inc.#	20,100	526,620
ARRIS Group, Inc.†#	111,554	3,201,600
Aware, Inc.†	14,500	82,070
ShoreTel, Inc.†	38,000	334,020
Westell Technologies, Inc.† Class A	41,700	172,221

		4,316,531

Telephone-Integrated - 0.1%

Alaska Communications Systems Group, Inc.†	77,000	168,630
HickoryTech Corp.	9,800	133,574
IDT Corp., Class B	11,900	213,605

		515,809

Textile-Apparel - 0.0%

Cherokee, Inc.	6,400	91,008

Textile-Products - 0.1%

Culp, Inc.	12,300	237,144

Therapeutics - 0.0%

AVANIR Pharmaceuticals, Inc., Class A†#	42,600	177,216

Transactional Software - 0.1%

Bottomline Technologies de, Inc.†#	15,000	535,350

Transport-Equipment & Leasing - 0.0%

Willis Lease Finance Corp.†	10,000	179,000

Transport-Marine - 0.3%

Horizon North Logistics, Inc.	18,800	135,826
Navigator Holdings, Ltd.†#	1,800	43,470
Scorpio Tankers, Inc.	104,364	1,021,723

		1,201,019

Transport-Services - 0.1%

Matson, Inc.	2,800	67,536
Pacer International, Inc.†	30,000	269,100
UTi Worldwide, Inc.#	11,600	114,144

		450,780

Transport-Truck - 2.1%

Celadon Group, Inc.#	117,834	2,674,832
Covenant Transportation Group, Inc., Class A†	14,200	141,432
Heartland Express, Inc.#	665	13,553
Knight Transportation, Inc.#	27,175	583,719
Landstar System, Inc.#	32,879	1,897,447
Old Dominion Freight Line, Inc.†#	54,088	2,879,645

		8,190,628

Vitamins & Nutrition Products - 0.1%

Nutraceutical International Corp.†	8,200	214,758
Omega Protein Corp.†	9,000	97,830

		312,588

Water - 0.1%

Artesian Resources Corp., Class A	7,400	161,024
York Water Co.	7,000	141,190

		302,214

Wire & Cable Products - 0.9%

Belden, Inc.	37,904	2,734,016
Encore Wire Corp.	3,900	203,931
General Cable Corp.#	15,000	461,700

		3,399,647

Wireless Equipment - 0.2%

Aruba Networks, Inc.†#	23,400	479,934
ID Systems, Inc.†	22,000	131,780
Tessco Technologies, Inc.	5,900	224,672

		836,386

Total Common Stocks
(cost $256,321,676)		380,897,078

CONVERTIBLE PREFERRED SECURITIES - 0.1%
Computer Services - 0.0%

Cloudera, Inc. Series F(1)(3)(6)	6,715	97,770

Computers-Integrated Systems - 0.1%

Apptio Inc. Series D(1)(3)(6)	5,641	128,020

E-Commerce/Services - 0.0%

Coupons.com, Inc.(1)(3)(6)	6,490	80,428

Internet Infrastructure Software - 0.0%

MongoDB, Inc.(1)(3)(6)	4,475	74,841

Oil Companies-Exploration & Production - 0.0%

GeoMet, Inc. Series A 8.00%(2)	4,064	20,726

Total Convertible Preferred Securities
(cost $389,571)		401,785

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

FieldPoint Petroleum Corp. Expires 03/23/2018 (Stike Price $4.00)
(cost $19,492)	31,900	24,882

CONVERTIBLE BONDS & NOTES - 0.0%
Machinery-Construction & Mining - 0.0%

Terex Corp. Company Guar. Notes 4.00% due 06/01/2015 (cost $36,000)	36,000	98,550

Total Long-Term Investment Securities
(cost $256,766,739)		381,422,295

SHORT-TERM INVESTMENT SECURITIES - 14.8%
Registered Investment Companies - 13.9%

State Street Navigator Securities Lending Prime Portfolio(4)	52,058,230	52,058,230
T. Rowe Price Reserve Investment Fund	1,359,153	1,359,153

		53,417,383

Time Deposits - 0.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/03/2014	$3,591,000	3,591,000

Total Short-Term Investment Securities
(cost $57,008,383)		57,008,383

TOTAL INVESTMENTS
(cost $313,775,122)(5)	113.9%	438,430,678
Liabilities in excess of other assets	(13.9)	(53,534,796)

NET ASSETS	100.0%	$384,895,882

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2014.
(3)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $373,220 representing 0.10% of net assets.
(4)	At February 28, 2014, the Fund had loaned securities with a total value of $52,120,776. This was secured by collateral of $52,058,230, which was received in cash and subsequently invested in short-term investments currently valued at $52,058,230 as reported in the portfolio of investments. The remaining collateral of $1,482,870 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal National Mtg. Assoc. Notes/Bonds	1.82% to 4.00%	02/25/2022 to 05/25/2042	$922,676
Federal Home Loan Mtg. Corp.	3.50% to 4.00%	11/15/2040 to 06/15/2041	32,125
Government National Mtg. Assoc.	1.00% to 4.00%	06/20/2036 to 01/16/2040	58,044
United States Treasury Notes/Bonds	0.01% to 2.13%	04/03/2014 to 11/30/2020	470,025

(5)	See Note 5 for cost of investments on a tax basis
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2014, the Small Cap Fund held the following restricted securities:

CVR - Contingent Value Rights

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	Value as a % of Net Assets
Apptio, Inc Series D
Convertible Preferred Securities	03/09/2012	5,641	$101,069	$128,020	$22.69	0.03%
Cloudera, Inc. Series F
Convertible Preferred Securities	02/05/2014	6,715	97,770	97,770	14.56	0.03
Coupons.com, Inc.
Convertible Preferred Securities	08/18/2011	6,490	88,805	80,428	12.39	0.02
Grubhub Seamless, Inc.
Common Stocks	08/13/2013	10,533	89,931	89,931	8.54	0.02
MongoDB, Inc.
Convertible Preferred Securities	10/02/2013	4,475	74,841	74,841	16.72	0.02

				$470,990		0.12%

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Bank-Commercials	$34,949,778	$—	$—	$34,949,778
Food - Misc./Diversified	1,675,893	—	89,931	1,765,824
Other Industries*	344,181,476	—	—	344,181,476
Convertible Preferred Securities
Oil Companies - Exploration & Production	20,726	—	—	20,726
Other Industries*	—	—	381,059	381,059
Warrants	24,882	—	—	24,882
Convertible Bonds & Notes	—	98,550	—	98,550
Short-Term Investment Securities:
Registered Investment Companies	53,417,383	—	—	53,417,383
Time Deposits	—	3,591,000	—	3,591,000

Total	$434,270,138	$3,689,550	$470,990	$438,430,678

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.9%
Advertising Agencies - 0.1%
MDC Partners, Inc., Class A	25,121	$564,971

Advertising Services - 0.1%

Marchex, Inc., Class B	15,054	178,239
Marin Software, Inc.†	6,090	69,731
Millennial Media, Inc.†#	23,418	141,445
Sizmek, Inc.†#	16,060	198,983

		588,398

Aerospace/Defense - 0.5%

Aerovironment, Inc.†	12,292	384,002
Cubic Corp.	13,170	684,840
Esterline Technologies Corp.†	20,759	2,235,744
Kratos Defense & Security Solutions, Inc.†	29,163	227,472
National Presto Industries, Inc.	3,200	246,528
Teledyne Technologies, Inc.†	24,799	2,429,806

		6,208,392

Aerospace/Defense-Equipment - 1.0%

AAR Corp.	26,369	762,064
Astronics Corp.†	10,001	669,067
Curtiss-Wright Corp.	31,074	2,118,004
Ducommun, Inc.†	7,037	195,629
Erickson Air-Crane, Inc.†#	2,501	53,847
GenCorp, Inc.†#	40,151	748,013
HEICO Corp.	44,027	2,738,039
Innovative Solutions & Support, Inc.†	8,351	65,889
Kaman Corp.	17,941	712,616
LMI Aerospace, Inc.†#	6,881	102,596
Moog, Inc., Class A†	30,074	1,862,483
Orbital Sciences Corp.†	39,812	1,131,457

		11,159,704

Agricultural Biotech - 0.0%

Marrone Bio Innovations, Inc†#	3,626	52,686

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†#	36,313	537,796
Rentech, Inc.†#	149,914	281,838

		819,634

Agricultural Operations - 0.1%

Alico, Inc.	1,915	72,693
Andersons, Inc.	18,615	1,020,847
Griffin Land & Nurseries, Inc.	1,743	53,388
Limoneira Co.#	6,643	139,901
Tejon Ranch Co.†	9,146	324,226

		1,611,055

Airlines - 0.5%

Allegiant Travel Co.	9,948	987,439
Hawaiian Holdings, Inc.†#	34,458	414,874
JetBlue Airways Corp.†#	154,292	1,362,398
Republic Airways Holdings, Inc.†	32,609	312,394
SkyWest, Inc.	34,428	437,236
Spirit Airlines, Inc.†	40,015	2,260,047

		5,774,388

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.†	35,899	722,647
Darling International, Inc.†	105,001	2,118,920

		2,841,567

Apparel Manufacturers - 0.3%

American Apparel, Inc.†#	38,463	27,697
Columbia Sportswear Co.	8,574	712,414
G-III Apparel Group, Ltd.†	11,138	773,980
Jones Group, Inc.	53,153	794,106
Oxford Industries, Inc.	8,929	698,783
Quiksilver, Inc.†	87,974	686,197
Vince Holding Corp.†	7,632	206,064

		3,899,241

Appliances - 0.1%

iRobot Corp.†#	18,756	786,252

Applications Software - 1.0%

Actuate Corp.†	31,407	178,392
Callidus Software, Inc.†	26,797	330,407
Cvent, Inc.†	4,274	167,883
Demandware, Inc.†	12,243	919,572
Ebix, Inc.#	20,632	335,270
Epiq Systems, Inc.	20,873	295,979
Imperva, Inc.†	13,401	839,841
inContact, Inc.†	35,415	319,443
Infoblox, Inc.†	35,154	811,354
Model N, Inc.†#	5,386	59,192
PDF Solutions, Inc.†	16,678	340,064
Progress Software Corp.†	34,455	859,308
PTC, Inc.†	79,387	3,120,703
RealPage, Inc.†	30,888	546,718
Tangoe, Inc.†	20,558	391,013
Verint Systems, Inc.†	34,967	1,636,805

		11,151,944

Athletic Equipment - 0.0%

Black Diamond, Inc.†	15,044	159,166
Nautilus, Inc.†	20,590	172,750

		331,916

Auction House/Art Dealers - 0.2%

Sotheby’s	45,315	2,130,258

Audio/Video Products - 0.2%

Daktronics, Inc.	24,246	343,566
DTS, Inc.†	12,120	246,157
Skullcandy, Inc.†	11,965	100,626
TiVo, Inc.†	84,013	1,134,175
Universal Electronics, Inc.†	9,951	415,852
VOXX International Corp.†	12,393	161,109

		2,401,485

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.	20,750	1,238,153

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	45,444	613,948

Auto/Truck Parts & Equipment-Original - 0.8%

Accuride Corp.†#	26,598	117,297
American Axle & Manufacturing Holdings, Inc.†	44,613	862,369
Dana Holding Corp.	97,449	2,112,694
Federal-Mogul Corp.†	13,081	246,446
Fuel Systems Solutions, Inc.†	9,322	119,788
Gentherm, Inc.†	22,183	627,335

Meritor, Inc.†	64,670	802,555
Miller Industries, Inc.	7,455	134,563
Modine Manufacturing Co.†	31,335	463,445
Spartan Motors, Inc.	22,638	128,357
Superior Industries International, Inc.	15,421	281,896
Tenneco, Inc.†	40,371	2,431,949
Titan International, Inc.#	35,521	673,478
Tower International, Inc.†	4,048	103,953

		9,106,125

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	15,906	141,882
Dorman Products, Inc.†	16,741	964,616
Douglas Dynamics, Inc.	14,750	238,655
Remy International, Inc.	9,297	207,230
Standard Motor Products, Inc.	13,152	462,293

		2,014,676

B2B/E-Commerce - 0.1%

Covisint Corp.†#	4,884	52,503
ePlus, Inc.†	2,498	142,061
Global Sources, Ltd.†	12,555	85,248
SPS Commerce, Inc.†	10,632	720,850
TechTarget, Inc.†#	7,747	53,687

		1,054,349

Banks-Commercial - 6.3%

1st Source Corp.	10,013	312,406
1st United Bancorp, Inc.	19,833	152,714
Access National Corp.	4,849	81,706
American National Bankshares, Inc.	5,218	117,196
Ameris Bancorp†	15,846	333,400
Ames National Corp.	6,179	137,668
Arrow Financial Corp.#	7,065	184,467
Bancfirst Corp.#	4,703	258,806
Bancorp, Inc.†	21,800	417,470
BancorpSouth, Inc.	63,168	1,511,610
Bank of Kentucky Financial Corp.	4,074	142,957
Bank of Marin Bancorp	3,890	172,055
Bank of the Ozarks, Inc.	20,638	1,308,862
Banner Corp.	12,916	512,636
Bar Harbor Bankshares	2,607	99,066
BBCN Bancorp, Inc.	52,416	892,120
BNC Bancorp#	12,157	211,897
Bridge Bancorp, Inc.	7,417	195,290
Bridge Capital Holdings†	6,387	141,919
Bryn Mawr Bank Corp.	8,967	255,470
C&F Financial Corp.	2,169	79,385
Camden National Corp.	5,068	190,253
Capital Bank Financial Corp., Class A†	15,593	358,639
Capital City Bank Group, Inc.	8,280	117,410
Cardinal Financial Corp.	20,085	346,265
Cascade Bancorp†#	4,053	19,779
Cass Information Systems, Inc.	6,836	355,472
Cathay General Bancorp	52,339	1,329,934
Center Bancorp, Inc.	7,817	145,474
Centerstate Banks, Inc.	19,973	218,305
Central Pacific Financial Corp.	14,486	285,809
Century Bancorp, Inc., Class A	2,256	80,990
Chemical Financial Corp.	19,571	577,149
Chemung Financial Corp.#	2,391	69,985
Citizens & Northern Corp.	8,185	163,045
City Holding Co.	10,393	460,202
CNB Financial Corp.	9,547	175,760
CoBiz Financial, Inc.	23,525	262,539
Columbia Banking System, Inc.	33,864	887,914
Community Bank System, Inc.#	26,548	967,144
Community Trust Bancorp, Inc.	9,302	368,359
CommunityOne Bancorp†#	6,981	76,861
ConnectOne Bancorp, Inc.†#	1,161	55,148
CU Bancorp†#	6,236	112,622
Customers Bancorp, Inc.†#	13,253	262,012
CVB Financial Corp.	60,947	948,945
Eagle Bancorp, Inc.†	14,804	507,185
Enterprise Bancorp, Inc.	4,805	92,496
Enterprise Financial Services Corp.	12,793	239,485
Farmers Capital Bank Corp.†	4,959	97,147
Fidelity Southern Corp.	9,731	139,834
Financial Institutions, Inc.	9,155	201,776
First Bancorp	13,053	238,870
First BanCorp Puerto Rico†	47,847	249,283
First Bancorp, Inc.	6,341	103,802
First Busey Corp.	48,085	286,106
First Commonwealth Financial Corp.	64,971	553,553
First Community Bancshares, Inc.	11,222	187,969
First Connecticut Bancorp, Inc.	11,271	176,729
First Financial Bancorp	38,394	654,234
First Financial Bankshares, Inc.#	20,927	1,265,665
First Financial Corp.	7,449	256,171
First Financial Holdings, Inc.	15,950	976,778
First Interstate Bancsystem, Inc.	11,640	301,476
First Merchants Corp.	23,185	496,623
First Midwest Bancorp, Inc.	49,821	830,516
First NBC Bank Holding Co.†	2,765	92,268
First of Long Island Corp.	5,241	203,665
First Security Group, Inc.†	44,201	95,032
FirstMerit Corp.	109,993	2,283,455
FNB Corp.#	99,693	1,215,258
Franklin Financial Corp.†	7,137	141,313
German American Bancorp, Inc.	8,406	243,102
Glacier Bancorp, Inc.	47,800	1,326,450
Great Southern Bancorp, Inc.	6,835	196,164
Guaranty Bancorp	9,763	137,854
Hampton Roads Bankshares, Inc.†	22,386	37,161
Hancock Holding Co.	56,334	1,941,270
Hanmi Financial Corp.	20,964	491,187
Heartland Financial USA, Inc.	9,840	264,696
Heritage Commerce Corp.	13,821	111,812
Heritage Financial Corp.	10,054	178,257
Heritage Oaks Bancorp†	13,391	106,994
Home BancShares, Inc.	30,018	1,007,404
Horizon Bancorp	5,770	125,440
Hudson Valley Holding Corp.	10,904	204,886
Iberiabank Corp.	19,705	1,290,677
Independent Bank Corp.	15,727	578,596
International Bancshares Corp.	35,428	821,221
Intervest Bancshares Corp.†	11,881	88,038

Lakeland Bancorp, Inc.	23,719	268,025
Lakeland Financial Corp.	10,900	414,200
LCNB Corp.	4,894	85,645
Macatawa Bank Corp.	15,751	83,165
MainSource Financial Group, Inc.	13,523	233,542
MB Financial, Inc.	36,368	1,110,315
Mercantile Bank Corp.	5,777	117,273
Merchants Bancshares, Inc.	3,721	122,570
Metro Bancorp, Inc.†	9,381	184,055
Middleburg Financial Corp.	3,530	64,881
MidSouth Bancorp, Inc.	5,460	95,659
MidWestOne Financial Group, Inc.	4,493	117,177
National Bankshares, Inc.	4,611	165,996
National Penn Bancshares, Inc.	77,665	838,782
NBT Bancorp, Inc.	29,065	682,446
NewBridge Bancorp†	16,762	120,686
Northrim BanCorp, Inc.	4,323	106,216
OFG Bancorp	30,281	484,496
Old National Bancorp	67,273	943,840
OmniAmerican Bancorp, Inc.	7,595	165,343
Pacific Continental Corp.	11,871	171,299
PacWest Bancorp#	25,161	1,091,987
Palmetto Bancshares, Inc.†	2,957	39,535
Park National Corp.	7,641	596,456
Park Sterling Corp.	29,677	194,681
Peapack Gladstone Financial Corp.	5,969	111,023
Penns Woods Bancorp, Inc.	3,197	146,455
Peoples Bancorp, Inc.	7,167	175,376
Pinnacle Financial Partners, Inc.	23,247	838,752
Preferred Bank†	7,740	185,992
PrivateBancorp, Inc.	43,074	1,243,116
Prosperity Bancshares, Inc.	40,002	2,532,527
Renasant Corp.	20,480	595,149
Republic Bancorp, Inc., Class A	6,435	155,019
S&T Bancorp, Inc.	19,724	455,033
S.Y. Bancorp, Inc.	9,264	276,438
Sandy Spring Bancorp, Inc.	16,566	393,111
Seacoast Banking Corp. of Florida†	12,128	130,740
Sierra Bancorp	8,083	131,834
Simmons First National Corp., Class A#	10,957	390,398
Southside Bancshares, Inc.	11,841	349,665
Southwest Bancorp, Inc.	13,069	229,884
State Bank Financial Corp.	21,183	360,535
Sterling Financial Corp.	22,550	714,158
Suffolk Bancorp†	7,676	154,825
Sun Bancorp, Inc.†	26,839	93,400
Susquehanna Bancshares, Inc.	123,746	1,353,781
Taylor Capital Group, Inc.†	11,465	270,574
Texas Capital Bancshares, Inc.†	27,064	1,703,679
Tompkins Financial Corp.	9,593	464,397
TowneBank	17,469	261,511
TriCo Bancshares	10,630	265,644
Tristate Capital Holdings, Inc.†	4,352	60,536
TrustCo Bank Corp.	62,519	422,628
Trustmark Corp.	44,573	1,075,546
UMB Financial Corp.#	23,675	1,475,899
Umpqua Holdings Corp.	74,303	1,320,364
Union First Market Bankshares Corp.	28,095	710,803
United Bankshares, Inc.#	43,149	1,269,875
United Community Banks, Inc.†	28,583	477,050
Univest Corp. of Pennsylvania	11,078	213,473
VantageSouth Bancshares, Inc.†	7,996	48,296
ViewPoint Financial Group, Inc.	26,512	662,800
Washington Banking Co.	10,293	189,597
Washington Trust Bancorp, Inc.	9,604	337,965
Webster Financial Corp.	59,899	1,855,072
WesBanco, Inc.	17,196	512,613
West Bancorporation, Inc.	9,508	141,194
Westamerica Bancorporation	17,906	900,314
Western Alliance Bancorp†	49,155	1,138,430
Wilshire Bancorp, Inc.	44,958	456,324
Wintrust Financial Corp.	24,581	1,137,609
Yadkin Financial Corp.†	9,546	183,283

		74,463,970

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	52,895	689,751

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	10,926	183,885

Banks-Super Regional - 0.1%

Banco Latinoamericano de Comercio Exterior SA, Class E	19,425	495,143
Independent Bank Group, Inc.	2,517	135,264

		630,407

Batteries/Battery Systems - 0.2%

EnerSys, Inc.	31,936	2,268,733

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co. Consolidated	3,090	233,728
National Beverage Corp.†	7,526	158,347

		392,075

Bicycle Manufacturing - 0.0%

Fox Factory Holding Corp.†#	6,541	109,235

Brewery - 0.1%

Boston Beer Co., Inc., Class A†	5,471	1,295,259
Craft Brew Alliance, Inc.†	7,010	114,474

		1,409,733

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†	22,998	77,043
Hemisphere Media Group, Inc.†#	5,710	63,610
Nexstar Broadcasting Group, Inc., Class A#	19,484	831,577
World Wrestling Entertainment, Inc., Class A	19,087	437,474

		1,409,704

Building & Construction Products-Misc. - 0.7%

Builders FirstSource, Inc.†	29,642	255,217
Drew Industries, Inc.	15,204	748,645
Gibraltar Industries, Inc.†	20,362	375,272
Louisiana-Pacific Corp.†	92,487	1,737,831
NCI Building Systems, Inc.†	13,737	234,353
Nortek, Inc.†	5,976	432,603

Patrick Industries, Inc.†	4,425	186,691
Ply Gem Holdings, Inc.†	10,479	134,236
Quanex Building Products Corp.	24,595	478,127
Simpson Manufacturing Co., Inc.#	26,901	950,950
Stock Building Supply Holdings, Inc.†	5,342	118,913
Trex Co., Inc.†	11,405	892,099
USG Corp.†	50,879	1,797,555

		8,342,492

Building & Construction-Misc. - 0.3%

Aegion Corp.†#	25,964	601,067
Dycom Industries, Inc.†	21,943	633,933
Layne Christensen Co.†#	13,156	233,651
MasTec, Inc.†#	39,427	1,614,141
MYR Group, Inc.†	13,924	324,011

		3,406,803

Building Products-Air & Heating - 0.1%

AAON, Inc.	18,627	556,575
Comfort Systems USA, Inc.	24,687	405,607

		962,182

Building Products-Cement - 0.2%

Headwaters, Inc.†	48,503	646,545
Texas Industries, Inc.†	14,440	1,225,956
US Concrete, Inc.†#	9,390	255,596

		2,128,097

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	19,073	652,869
Griffon Corp.	29,610	367,164
PGT, Inc.†	22,016	255,165

		1,275,198

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	14,339	118,870

Building Products-Wood - 0.1%

Boise Cascade Co.†	8,176	241,928
Universal Forest Products, Inc.	13,186	734,856

		976,784

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	25,760	946,937
Orion Marine Group, Inc.†	18,082	204,146
Sterling Construction Co., Inc.†	11,025	104,407
Tutor Perini Corp.†	24,606	606,538

		1,862,028

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	36,267	1,023,818
Swisher Hygiene, Inc.†#	75,525	37,007

		1,060,825

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	4,624	362,753
Winnebago Industries, Inc.†	18,625	496,542

		859,295

Building-Residential/Commercial - 0.6%

Beazer Homes USA, Inc.†	16,651	386,137
Hovnanian Enterprises, Inc., Class A†#	75,098	455,845
KB Home#	55,446	1,131,098
LGI Homes, Inc.†	5,973	101,541
M/I Homes, Inc.†	16,043	399,471
MDC Holdings, Inc.	25,926	808,632
Meritage Homes Corp.†	23,990	1,156,558
Ryland Group, Inc.#	30,609	1,426,073
Standard Pacific Corp.†	98,358	896,041
TRI Pointe Homes, Inc.†#	9,810	178,738
UCP, Inc., Class A†	5,143	81,774
WCI Communities, Inc.†#	4,525	91,314
William Lyon Homes, Class A†	9,130	282,391

		7,395,613

Capacitors - 0.0%

Kemet Corp.†	29,813	169,338

Casino Hotels - 0.1%

Boyd Gaming Corp.†	46,109	535,787
Caesars Entertainment Corp.†#	26,771	694,975
Monarch Casino & Resort, Inc.†	5,698	107,407

		1,338,169

Casino Services - 0.1%

Multimedia Games Holding Co., Inc.†	19,158	632,693
Scientific Games Corp., Class A†	31,685	424,579

		1,057,272

Cellular Telecom - 0.1%

Comverse, Inc.†	14,726	509,667
Leap Wireless International, Inc.†	35,827	627,689
NII Holdings, Inc.†#	114,162	131,286
NTELOS Holdings Corp.#	10,143	141,799
Vringo, Inc.†#	44,497	180,213

		1,590,654

Chemicals-Diversified - 0.6%

Aceto Corp.	18,179	332,494
Axiall Corp.	46,324	1,874,732
Chemtura Corp.†	65,242	1,614,740
Innophos Holdings, Inc.	14,571	800,239
Innospec, Inc.	15,596	678,582
Olin Corp.#	53,288	1,395,613

		6,696,400

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†	18,256	305,788

Chemicals-Other - 0.1%

American Vanguard Corp.#	18,996	422,661
Taminco Corp.†	10,478	238,060

		660,721

Chemicals-Plastics - 0.3%

A. Schulman, Inc.	19,527	678,563
Landec Corp.†	17,208	175,350
PolyOne Corp.	65,945	2,472,937

		3,326,850

Chemicals-Specialty - 0.9%
Balchem Corp.	19,695	994,794
Ferro Corp.†	48,074	630,731
H.B. Fuller Co.	33,389	1,618,699
Hawkins, Inc.	6,251	222,723
KMG Chemicals, Inc.	5,432	80,611
Kraton Performance Polymers, Inc.†	21,587	598,823
Minerals Technologies, Inc.	23,136	1,237,776
Oil-Dri Corp. of America	3,203	106,340
OM Group, Inc.	21,218	670,489
OMNOVA Solutions, Inc.†	31,230	297,622
Penford Corp.†	6,378	85,146
Quaker Chemical Corp.	8,720	673,881
Sensient Technologies Corp.	33,211	1,741,253
Stepan Co.	12,511	760,669
Zep, Inc.	15,026	264,458

		9,984,015

Circuit Boards - 0.1%

Multi-Fineline Electronix, Inc.†	5,825	84,870
Park Electrochemical Corp.	13,828	393,960
TTM Technologies, Inc.†	35,130	295,092

		773,922

Coal - 0.3%

Alpha Natural Resources, Inc.†#	146,537	786,904
Arch Coal, Inc.#	140,859	642,317
Cloud Peak Energy, Inc.†	40,368	783,139
Hallador Energy Co.	5,765	46,985
L&L Energy, Inc.†#(1)(3)	20,146	33,845
SunCoke Energy, Inc.†	46,442	1,034,728
Walter Energy, Inc.#	41,526	448,066
Westmoreland Coal Co.†	7,809	176,483

		3,952,467

Coffee - 0.0%

Farmer Bros. Co.†	3,924	82,718

Commercial Services - 1.3%

Acacia Research Corp.#	32,648	500,494
Convergys Corp.	69,725	1,427,271
CoStar Group, Inc.†	18,941	3,807,899
ExlService Holdings, Inc.†	21,654	606,095
Healthcare Services Group, Inc.	45,410	1,222,891
HMS Holdings Corp.†	58,205	1,190,874
Intersections, Inc.	6,277	38,478
Live Nation Entertainment, Inc.†	93,400	2,119,246
Medifast, Inc.†#	9,164	241,380
National Research Corp., Class A†	6,514	113,995
Performant Financial Corp.†	14,826	117,274
PHH Corp.†	37,893	986,355
Providence Service Corp.†	7,038	187,140
RPX Corp.†	21,500	344,430
ServiceSource International, Inc.†	40,530	369,634
SFX Entertainment, Inc.†#	13,273	114,015
SP Plus Corp.†	10,227	268,459
Steiner Leisure, Ltd.†	9,736	430,526
Team, Inc.†	13,663	590,788
TeleTech Holdings, Inc.†	13,217	318,265

		14,995,509

Commercial Services-Finance - 0.7%

Cardtronics, Inc.†	29,770	1,206,281
CBIZ, Inc.†	23,686	216,253
Euronet Worldwide, Inc.†	33,080	1,265,641
EVERTEC, Inc.	19,581	475,035
Global Cash Access Holdings, Inc.†	43,946	369,146
Green Dot Corp., Class A†	17,121	344,988
Heartland Payment Systems, Inc.	24,111	975,049
JTH Holding, Inc.†	3,043	76,988
MoneyGram International, Inc.†	14,211	270,435
PRGX Global, Inc.†	19,144	115,630
Tree.com, Inc.†	4,262	144,098
WEX, Inc.†	25,749	2,493,018
Xoom Corp.†	5,429	152,175

		8,104,737

Communications Software - 0.1%

Audience, Inc.†#	6,386	74,844
Digi International, Inc.†	17,155	163,830
Jive Software, Inc.†#	26,273	213,862
Seachange International, Inc.†	21,729	229,241

		681,777

Computer Aided Design - 0.3%

Aspen Technology, Inc.†	62,190	2,919,821

Computer Data Security - 0.0%

Qualys, Inc.†	9,885	267,982

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.	25,368	721,466

Computer Services - 1.0%

Acorn Energy, Inc.	14,684	49,926
CACI International, Inc., Class A†#	15,309	1,206,808
Carbonite, Inc.†#	8,033	81,615
CIBER, Inc.†	49,510	236,658
Computer Task Group, Inc.	10,273	166,936
EPAM Systems, Inc.†	14,507	608,279
FleetMatics Group PLC†#	11,542	426,477
iGATE Corp.†	23,114	782,409
Insight Enterprises, Inc.†	28,882	663,708
j2 Global, Inc.	30,482	1,566,775
KEYW Holding Corp.†#	21,155	387,137
LivePerson, Inc.†#	36,553	478,113
Luxoft Holding, Inc.†	3,122	116,856
Manhattan Associates, Inc.†	51,664	1,957,549
Sykes Enterprises, Inc.†	26,062	512,900
Syntel, Inc.†	10,244	966,624
Unisys Corp.†	29,290	1,002,304
Virtusa Corp.†	13,570	493,541

		11,704,615

Computer Software - 0.5%

Accelrys, Inc.†	37,062	462,534
AVG Technologies NV†	15,886	297,545
Blackbaud, Inc.	30,294	948,808
Cornerstone OnDemand, Inc.†	26,789	1,563,942

Envestnet, Inc.†	14,987	627,056
Guidance Software, Inc.†#	11,136	121,494
Planet Payment, Inc.†	28,209	96,192
SS&C Technologies Holdings, Inc.†	38,660	1,495,369

		5,612,940

Computers - 0.0%

Silicon Graphics International Corp.†#	22,446	276,310

Computers-Integrated Systems - 0.3%

Agilysys, Inc.†	9,436	137,011
Cray, Inc.†	26,297	912,243
Maxwell Technologies, Inc.†#	19,367	197,931
Mercury Systems, Inc.†	21,453	238,128
MTS Systems Corp.	10,492	744,512
Netscout Systems, Inc.†	24,024	912,432
Radisys Corp.†	15,441	64,080
Silver Spring Networks, Inc.†#	3,930	69,168
Super Micro Computer, Inc.†	21,142	426,857

		3,702,362

Computers-Memory Devices - 0.1%

Datalink Corp.†	12,698	185,518
Fusion-io, Inc.†	54,159	594,124
Hutchinson Technology, Inc.†	15,535	56,548
Imation Corp.†	22,510	144,064
Quantum Corp.†#	140,896	164,848
Spansion, Inc., Class A†	31,380	511,808
Violin Memory, Inc.†#	12,378	53,844

		1,710,754

Computers-Periphery Equipment - 0.3%

Electronics for Imaging, Inc.†	30,808	1,374,037
Immersion Corp.†	18,515	221,254
Mitek Systems, Inc.†#	16,544	87,849
Synaptics, Inc.†#	21,559	1,402,197
Uni-Pixel, Inc.†#	6,708	66,141

		3,151,478

Computers-Voice Recognition - 0.0%

Vocera Communications, Inc.†	13,992	238,144

Consulting Services - 0.8%

Accretive Health, Inc.†#	39,022	323,102
Advisory Board Co.†	23,560	1,509,725
Corporate Executive Board Co.	22,307	1,668,118
CRA International, Inc.†	6,753	157,818
Forrester Research, Inc.	8,333	301,821
Franklin Covey Co.†	6,038	126,496
FTI Consulting, Inc.†	26,750	780,833
Hackett Group, Inc.	17,236	101,520
Huron Consulting Group, Inc.†	15,449	1,022,260
ICF International, Inc.†	13,086	528,936
MAXIMUS, Inc.	45,334	2,166,512
Navigant Consulting, Inc.†	33,473	583,434
Pendrell Corp.†	107,479	163,368

		9,433,943

Consumer Products-Misc. - 0.4%

Blyth, Inc.#	6,174	60,382
Central Garden and Pet Co., Class A†	27,781	204,468
CSS Industries, Inc.	5,622	151,794
Helen of Troy, Ltd.†	21,172	1,382,743
Spectrum Brands Holdings, Inc.	14,270	1,113,203
Tumi Holdings, Inc.†	31,775	704,134
WD-40 Co.	10,265	748,421

		4,365,145

Containers-Paper/Plastic - 0.2%

AEP Industries, Inc.†	2,895	123,385
Berry Plastics Group, Inc.†	36,744	893,981
Graphic Packaging Holding Co.†	130,195	1,333,197
UFP Technologies, Inc.†	3,700	94,683

		2,445,246

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†	17,009	519,965
Inter Parfums, Inc.	10,886	365,878
Revlon, Inc., Class A†	7,526	177,689

		1,063,532

Data Processing/Management - 0.6%

Acxiom Corp.†	49,053	1,826,243
CommVault Systems, Inc.†	30,847	2,124,741
CSG Systems International, Inc.	22,488	629,664
Fair Isaac Corp.	23,807	1,279,150
Pegasystems, Inc.	11,542	480,494
Schawk, Inc.	8,943	125,023

		6,465,315

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†	10,280	818,597
QAD, Inc.	3,907	73,803

		892,400

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	48,538	2,539,994

Diagnostic Equipment - 0.3%

Accelerate Diagnostics, Inc.†#	7,348	108,603
Affymetrix, Inc.†#	47,184	364,261
Cepheid, Inc.†#	44,535	2,389,748
GenMark Diagnostics, Inc.†	23,788	296,398
Oxford Immunotec Global PLC†	4,091	91,025
TearLab Corp.†#	19,260	155,043

		3,405,078

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.#	27,520	574,067
OraSure Technologies, Inc.†	36,853	255,760
Quidel Corp.†	18,637	522,209

		1,352,036

Direct Marketing - 0.0%

Harte-Hanks, Inc.	28,527	227,931
ValueVision Media, Inc., Class A†	26,069	145,725

		373,656

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	8,594	497,249
Medical Action Industries, Inc.†	9,655	70,675

Merit Medical Systems, Inc.†	28,240	426,141
Utah Medical Products, Inc.	2,197	120,813

		1,114,878

Distribution/Wholesale - 0.9%

Beacon Roofing Supply, Inc.†	32,308	1,220,919
BlueLinx Holdings, Inc.†	22,420	32,733
Core-Mark Holding Co., Inc.	7,615	595,493
Houston Wire & Cable Co.	11,887	165,348
MWI Veterinary Supply, Inc.†	8,495	1,384,005
Owens & Minor, Inc.#	42,027	1,459,178
Pool Corp.	30,916	1,807,349
Rentrak Corp.†	6,933	444,475
ScanSource, Inc.†	18,504	726,467
Speed Commerce, Inc.†	29,866	117,075
Titan Machinery, Inc.†#	11,421	180,680
United Stationers, Inc.	26,916	1,147,429
Watsco, Inc.	17,044	1,676,789

		10,957,940

Diversified Financial Services - 0.0%

DFC Global Corp.†	26,872	221,157

Diversified Manufacturing Operations - 0.8%

Actuant Corp., Class A	48,570	1,702,864
AZZ, Inc.	16,905	750,075
Barnes Group, Inc.	35,669	1,371,473
Blount International, Inc.†	32,665	400,146
Chase Corp.	4,275	128,891
EnPro Industries, Inc.†#	13,858	992,648
Fabrinet†	18,816	365,407
Federal Signal Corp.†	41,435	532,440
GP Strategies Corp.†	9,742	283,687
Handy & Harman, Ltd.†	3,622	66,210
Koppers Holdings, Inc.	13,749	543,635
LSB Industries, Inc.†	12,688	414,771
Lydall, Inc.†	11,307	229,080
NL Industries, Inc.	4,482	50,333
Park-Ohio Holdings Corp.†	5,751	302,733
Raven Industries, Inc.	24,132	882,507
Standex International Corp.	8,429	466,208
Tredegar Corp.	16,337	406,955

		9,890,063

Diversified Minerals - 0.1%

AMCOL International Corp.	18,477	820,009
General Moly, Inc.†#	38,113	45,354
United States Lime & Minerals, Inc.	1,290	73,014
US Silica Holdings, Inc.#	14,232	466,810

		1,405,187

Diversified Operations - 0.1%

Harbinger Group, Inc.†	21,914	248,724
Horizon Pharma, Inc.†#	34,195	417,863
Resource America, Inc., Class A	8,068	76,323

		742,910

Diversified Operations/Commercial Services - 0.1%

Chemed Corp.#	11,703	990,074
Viad Corp.	13,489	324,410

		1,314,484

Drug Delivery Systems - 0.2%

Antares Pharma, Inc.†#	74,812	332,913
BioDelivery Sciences International, Inc.†#	19,855	186,041
Depomed, Inc.†	37,499	451,863
Nektar Therapeutics†	76,649	983,407

		1,954,224

E-Commerce/Products - 0.2%

1-800-FLOWERS.COM, Inc., Class A†	17,108	89,988
Blue Nile, Inc.†#	8,225	289,438
Chegg, Inc.†#	9,955	62,716
FTD Cos., Inc.†	12,278	381,355
Net Element, Inc.†#	1,487	5,472
Overstock.com, Inc.†	7,422	145,991
Shutterfly, Inc.†#	25,200	1,374,912
Stamps.com, Inc.†	8,665	304,835
Vitacost.com, Inc.†#	14,587	108,673

		2,763,380

E-Commerce/Services - 0.3%

Angie’s List, Inc.†#	28,035	389,967
ChannelAdvisor Corp.†	4,226	191,776
Move, Inc.†	26,461	341,611
OpenTable, Inc.†	15,120	1,204,913
Orbitz Worldwide, Inc.†	15,921	153,797
RetailMeNot, Inc.†#	6,232	260,311
Spark Networks, Inc.†#	11,666	70,229
United Online, Inc.	8,770	98,312
Zillow, Inc., Class A†#	15,464	1,292,790

		4,003,706

E-Marketing/Info - 0.3%

comScore, Inc.†	23,691	749,109
Constant Contact, Inc.†	20,381	561,904
Conversant, Inc.†#	44,304	1,101,397
Liquidity Services, Inc.†#	16,493	422,551
Marketo, Inc.†	4,625	189,625
QuinStreet, Inc.†	20,803	137,092
ReachLocal, Inc.†#	6,898	72,981
YuMe, Inc.†#	3,509	22,423

		3,257,082

E-Services/Consulting - 0.2%

Perficient, Inc.†	22,230	453,714
Sapient Corp.†	73,238	1,275,074

		1,728,788

Educational Software - 0.0%

Rosetta Stone, Inc.†	7,689	88,808

Electric Products-Misc. - 0.2%

GrafTech International, Ltd.†#	77,551	752,245
Graham Corp.	6,638	230,803
Littelfuse, Inc.	14,671	1,384,502

		2,367,550

Electric-Distribution - 0.0%

EnerNOC, Inc.†	17,428	378,013
Genie Energy, Ltd.†	8,567	98,178

		476,191

Electric-Generation - 0.0%

Atlantic Power Corp.#	79,517	206,744

Electric-Integrated - 1.6%

ALLETE, Inc.	26,494	1,338,212
Ameresco, Inc., Class A†	12,977	133,144
Avista Corp.	39,766	1,177,074
Black Hills Corp.	29,495	1,672,661
Cleco Corp.	40,114	1,982,835
El Paso Electric Co.	26,687	940,717
Empire District Electric Co.	28,317	672,246
IDACORP, Inc.	33,337	1,873,206
MGE Energy, Inc.	23,010	887,726
NorthWestern Corp.	25,143	1,155,069
Otter Tail Corp.	24,069	727,365
Pike Corp.†	17,215	178,692
PNM Resources, Inc.	52,863	1,382,367
Portland General Electric Co.#	50,224	1,597,123
UIL Holdings Corp.	37,472	1,450,916
Unitil Corp.	9,167	288,577
UNS Energy Corp.	27,514	1,664,872

		19,122,802

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B	6,546	124,374
Benchmark Electronics, Inc.†	36,081	860,171
CTS Corp.	22,246	454,263
GSI Group, Inc.†	20,143	252,795
InvenSense, Inc.†#	37,670	759,051
Methode Electronics, Inc.	24,595	833,770
NVE Corp.†	3,227	182,100
OSI Systems, Inc.†	13,231	813,310
Plexus Corp.†	22,633	931,348
Rogers Corp.†	11,329	732,986
Sanmina Corp.†	54,941	931,799
Sparton Corp.†	6,785	219,834
Stoneridge, Inc.†	18,907	208,166
Viasystems Group, Inc.†	2,420	31,363
Vishay Precision Group, Inc.†	8,203	140,517
Zagg, Inc.†	20,403	88,345

		7,564,192

Electronic Components-Semiconductors - 1.7%

Alpha & Omega Semiconductor, Ltd.†	11,516	83,952
Ambarella, Inc.†#	12,278	410,699
Amkor Technology, Inc.†#	46,549	275,570
Applied Micro Circuits Corp.†#	48,521	556,051
Cavium, Inc.†	34,071	1,435,411
Ceva, Inc.†	14,691	265,613
Diodes, Inc.†	23,816	567,059
DSP Group, Inc.†	13,123	111,021
Entropic Communications, Inc.†	59,444	260,365
GSI Technology, Inc.†	13,624	92,779
GT Advanced Technologies, Inc.†#	89,062	1,276,258
Inphi Corp.†	17,298	227,469
Integrated Silicon Solution, Inc.†	18,661	227,291
International Rectifier Corp.†	46,089	1,242,099
Intersil Corp., Class A	84,406	1,073,644
IXYS Corp.	16,048	176,849
Kopin Corp.†	44,011	175,604
Lattice Semiconductor Corp.†	76,744	580,952
Microsemi Corp.†	61,663	1,421,949
Monolithic Power Systems, Inc.†	24,407	874,747
MoSys, Inc.†#	31,206	137,931
OmniVision Technologies, Inc.†	35,821	618,629
Peregrine Semiconductor Corp.†#	17,542	117,181
PLX Technology, Inc.†	30,241	180,236
PMC - Sierra, Inc.†	135,405	993,873
QLogic Corp.†	59,093	674,842
Rambus, Inc.†	74,091	683,119
Richardson Electronics, Ltd.	7,550	82,974
Rubicon Technology, Inc.†#	11,741	151,576
Semtech Corp.†	44,705	1,115,390
Silicon Image, Inc.†	51,225	309,911
SunEdison, Inc.†	176,837	3,246,727
Supertex, Inc.†	6,538	215,296

		19,863,067

Electronic Design Automation - 0.1%

Mentor Graphics Corp.	63,291	1,369,617

Electronic Measurement Instruments - 0.4%

Analogic Corp.	8,124	765,768
Badger Meter, Inc.	9,532	523,497
ESCO Technologies, Inc.	17,544	628,777
FARO Technologies, Inc.†	11,343	652,676
Itron, Inc.†	26,236	918,260
Measurement Specialties, Inc.†	10,245	624,945
Mesa Laboratories, Inc.	1,757	153,562
Zygo Corp.†	11,042	166,845

		4,434,330

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	5,413	355,905
Taser International, Inc.†	33,986	653,551

		1,009,456

Electronics-Military - 0.0%

API Technologies Corp.†#	21,420	59,548
M/A-COM Technology Solutions Holdings, Inc.†#	7,017	119,008

		178,556

Energy-Alternate Sources - 0.2%

Amyris, Inc.†#	17,394	79,491
Clean Energy Fuels Corp.†#	45,205	378,366
Enphase Energy, Inc.†#	10,592	85,477
FuelCell Energy, Inc.†#	105,317	205,368
FutureFuel Corp.	14,425	250,274
Green Plains Renewable Energy, Inc.#	16,780	443,495
KiOR, Inc., Class A†#	29,124	40,774
Pattern Energy Group, Inc.	12,211	334,581
Renewable Energy Group, Inc.†	14,037	163,812

REX American Resources Corp.†	3,630	173,078
Solazyme, Inc.†#	31,735	389,389

		2,544,105

Engineering/R&D Services - 0.3%

Argan, Inc.	9,274	265,144
EMCOR Group, Inc.	44,540	2,083,581
Engility Holdings, Inc.†	11,392	475,388
Exponent, Inc.	8,750	623,350
Mistras Group, Inc.†	10,549	232,500
VSE Corp.	2,738	132,245

		3,812,208

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	31,967	728,208
Power Solutions International, Inc.†	1,435	106,334

		834,542

Enterprise Software/Service - 1.4%

Advent Software, Inc.	21,666	665,146
American Software, Inc., Class A	15,924	166,565
Benefitfocus, Inc.†#	3,376	218,697
Digital River, Inc.†	22,188	394,281
E2open, Inc.†	9,794	272,175
Guidewire Software, Inc.†	32,378	1,735,785
ICG Group, Inc.†	25,221	512,743
ManTech International Corp., Class A#	15,820	463,052
MedAssets, Inc.†	40,431	982,069
MicroStrategy, Inc., Class A†	6,009	775,942
Omnicell, Inc.†	22,785	655,752
Proofpoint, Inc.†	15,259	632,486
PROS Holdings, Inc.†	14,920	513,994
Qlik Technologies, Inc.†	57,751	1,761,406
Rally Software Development Corp.†#	4,579	91,076
Sapiens International Corp. NV†	12,990	98,594
SciQuest, Inc.†	15,114	446,165
SYNNEX Corp.†	17,518	1,041,971
Tyler Technologies, Inc.†	20,908	1,960,752
Ultimate Software Group, Inc.†	18,347	3,045,602

		16,434,253

Entertainment Software - 0.1%

Glu Mobile, Inc.†#	42,571	214,132
Take-Two Interactive Software, Inc.†	53,743	1,062,499

		1,276,631

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	43,090	1,244,439
TRC Cos., Inc.†	10,739	74,099

		1,318,538

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.	18,787	966,591

Female Health Care Products - 0.0%

Female Health Co.#	14,427	99,691

Filtration/Separation Products - 0.3%

CLARCOR, Inc.	32,973	1,910,126
PMFG, Inc.†	13,884	90,801
Polypore International, Inc.†#	30,958	1,071,457

		3,072,384

Finance-Auto Loans - 0.1%

Consumer Portfolio Services, Inc.†	12,006	93,527
Credit Acceptance Corp.†	4,716	651,468
Nicholas Financial, Inc.	6,822	107,651

		852,646

Finance-Commercial - 0.0%

Horizon Technology Finance Corp.	5,461	79,567
NewStar Financial, Inc.†	17,418	267,889
WhiteHorse Finance, Inc.	4,582	67,676

		415,132

Finance-Consumer Loans - 0.4%

Encore Capital Group, Inc.†#	16,596	806,897
First Marblehead Corp.†#	6,061	42,488
Nelnet, Inc., Class A	15,182	609,102
Portfolio Recovery Associates, Inc.†	33,655	1,825,111
Regional Management Corp.†	3,560	107,441
Springleaf Holdings, Inc.†	16,085	453,114
World Acceptance Corp.†#	5,742	550,371

		4,394,524

Finance-Credit Card - 0.0%

Blackhawk Network Holdings, Inc.†#	7,631	189,096

Finance-Investment Banker/Broker - 0.7%

Cowen Group, Inc., Class A†	64,810	277,387
Diamond Hill Investment Group, Inc.#	1,875	220,031
Evercore Partners, Inc., Class A	20,983	1,167,494
FBR & Co.†	5,802	150,852
FXCM, Inc., Class A	24,276	409,051
Gain Capital Holdings, Inc.#	7,305	75,388
GFI Group, Inc.	46,204	185,278
Greenhill & Co., Inc.#	18,706	996,469
INTL. FCStone, Inc.†#	9,347	170,022
Investment Technology Group, Inc.†	24,697	426,764
JMP Group, Inc.	10,421	76,594
KCG Holdings, Inc.†	47,153	560,649
Ladenburg Thalmann Financial Services, Inc.†	68,341	190,671
Oppenheimer Holdings, Inc., Class A	6,578	179,645
Piper Jaffray Cos.†	10,711	448,791
RCS Capital Corp., Class A#	1,327	30,203
Stifel Financial Corp.†	42,189	2,028,869
SWS Group, Inc.†	19,208	156,545

		7,750,703

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	45,434	895,050
California First National Bancorp	1,539	23,054
Marlin Business Services Corp.	5,473	117,670

		1,035,774

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A#	10,624	281,749
Doral Financial Corp.†#	4,334	49,841
Ellie Mae, Inc.†#	17,462	541,322
Federal Agricultural Mtg. Corp., Class C	6,840	215,186
Home Loan Servicing Solutions, Ltd.	47,131	967,128
PennyMac Financial Services, Inc., Class A†	8,480	146,619
Stonegate Mtg. Corp.†#	5,419	78,738
Walter Investment Management Corp.†#	24,480	625,464

		2,906,047

Finance-Other Services - 0.4%

BGC Partners, Inc., Class A	84,319	573,369
Higher One Holdings, Inc.†	20,813	166,504
Imperial Holdings, Inc.†#	11,450	62,632
JGWPT Holdings, Inc., Class A†	6,476	123,821
MarketAxess Holdings, Inc.	24,891	1,469,565
Outerwall, Inc.†#	18,664	1,320,105
WageWorks, Inc.†	16,563	979,701

		4,695,697

Financial Guarantee Insurance - 0.3%

MGIC Investment Corp.†	215,175	1,927,968
Radian Group, Inc.#	114,724	1,783,958

		3,711,926

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†#	37,032	425,868
Sturm Ruger & Co., Inc.#	12,822	817,274

		1,243,142

Food-Canned - 0.2%

Seneca Foods Corp., Class A†	5,405	163,663
TreeHouse Foods, Inc.†	24,052	1,713,946

		1,877,609

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	13,382	389,409

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.#	3,057	43,899

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	21,682	1,238,476

Food-Misc./Diversified - 0.8%

Annie’s, Inc.†	9,086	340,543
B&G Foods, Inc.	35,080	1,050,997
Boulder Brands, Inc.†	39,490	593,929
Cal-Maine Foods, Inc.	9,852	517,920
Chiquita Brands International, Inc.†	30,835	337,335
Diamond Foods, Inc.†#	14,772	424,252
Hain Celestial Group, Inc.†	25,486	2,275,900
Inventure Foods, Inc.†	9,329	129,580
J&J Snack Foods Corp.	9,916	920,998
John B. Sanfilippo & Son, Inc.	5,429	131,653
Lancaster Colony Corp.	12,284	1,108,017
Seaboard Corp.†	195	494,331
Snyders-Lance, Inc.	31,551	854,716

		9,180,171

Food-Retail - 0.2%

Fairway Group Holdings Corp.†#	10,418	81,260
Ingles Markets, Inc., Class A	7,849	184,295
Nutrisystem, Inc.	19,000	279,680
SUPERVALU, Inc.†#	134,720	871,638
Village Super Market, Inc., Class A	4,202	115,177
Weis Markets, Inc.	7,306	368,515

		1,900,565

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.	8,114	252,670
Chefs’ Warehouse, Inc.†#	10,968	255,006
Fresh Del Monte Produce, Inc.	25,128	664,887
Spartan Stores, Inc.	24,306	549,073
United Natural Foods, Inc.†	32,727	2,368,780

		4,090,416

Footwear & Related Apparel - 0.6%

Crocs, Inc.†	58,479	890,635
Iconix Brand Group, Inc.†	34,229	1,377,375
R.G. Barry Corp.	6,619	122,584
Skechers U.S.A., Inc., Class A†	25,665	865,680
Steven Madden, Ltd.†	39,923	1,455,193
Weyco Group, Inc.	4,323	114,041
Wolverine World Wide, Inc.#	66,599	1,755,550

		6,581,058

Forestry - 0.0%

Deltic Timber Corp.	7,391	465,190

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.	10,426	213,003
Matthews International Corp., Class A	18,323	751,793

		964,796

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	14,049	126,441
Pinnacle Entertainment, Inc.†	38,745	941,504

		1,067,945

Gas-Distribution - 0.8%

Chesapeake Utilities Corp.	6,381	378,010
Delta Natural Gas Co., Inc.	4,550	93,548
Laclede Group, Inc.	21,668	993,478
New Jersey Resources Corp.	27,725	1,247,902
Northwest Natural Gas Co.#	17,885	766,730
Piedmont Natural Gas Co., Inc.	50,119	1,695,025
South Jersey Industries, Inc.	21,210	1,212,788
Southwest Gas Corp.	30,746	1,660,899
WGL Holdings, Inc.	34,315	1,379,120

		9,427,500

Gold Mining - 0.1%

Allied Nevada Gold Corp.†#	68,946	360,588
Gold Resource Corp.#	22,009	113,346
Midway Gold Corp.†#	74,470	89,364

		563,298

Golf - 0.0%

Callaway Golf Co.#	47,178	397,239

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†#	5,863	106,120
US Ecology, Inc.	14,284	513,224

		619,344

Health Care Cost Containment - 0.1%

Corvel Corp.†	7,571	348,342
ExamWorks Group, Inc.†	20,083	730,619

		1,078,961

Healthcare Safety Devices - 0.0%

Harvard Apparatus Regenerative Technology, Inc.†	4,274	21,626
Tandem Diabetes Care, Inc.†	6,106	157,230
Unilife Corp.†#	64,496	298,616

		477,472

Heart Monitors - 0.1%

HeartWare International, Inc.†	10,848	1,041,733

Home Furnishings - 0.3%

American Woodmark Corp.†	6,592	211,669
Bassett Furniture Industries, Inc.	7,200	107,856
Ethan Allen Interiors, Inc.	16,473	413,967
Flexsteel Industries, Inc.	3,253	120,849
Hooker Furniture Corp.	7,132	107,693
Kimball International, Inc., Class B	21,524	404,005
La-Z-Boy, Inc.	34,745	887,387
Norcraft Cos., Inc.†	4,883	84,818
Select Comfort Corp.†	36,932	666,992

		3,005,236

Hotels/Motels - 0.1%

Marcus Corp.	12,286	173,355
Morgans Hotel Group Co.†	17,676	141,408
Orient-Express Hotels, Ltd., Class A†	63,577	979,086

		1,293,849

Housewares - 0.0%

EveryWare Global, Inc.†	6,489	35,819
Libbey, Inc.†	13,935	324,546
Lifetime Brands, Inc.	6,778	113,464

		473,829

Human Resources - 0.7%

AMN Healthcare Services, Inc.†	30,553	425,603
Barrett Business Services, Inc.	4,675	327,250
CDI Corp.	9,362	171,044
Cross Country Healthcare, Inc.†	18,003	187,231
Heidrick & Struggles International, Inc.	11,984	220,386
Insperity, Inc.	14,904	435,048
Kelly Services, Inc., Class A	17,873	449,684
Kforce, Inc.	17,967	393,657
Korn/Ferry International†	32,307	820,275
Monster Worldwide, Inc.†	69,599	554,704
On Assignment, Inc.†	30,350	1,044,040
Resources Connection, Inc.	27,074	370,914
Team Health Holdings, Inc.†	45,585	2,052,237
TrueBlue, Inc.†	27,003	769,045

		8,221,118

Identification Systems - 0.1%

Brady Corp., Class A	30,661	820,182
Checkpoint Systems, Inc.†	27,225	398,846

		1,219,028

Independent Power Producers - 0.2%

Dynegy, Inc.†	66,365	1,552,278
NRG Yield, Inc.#	14,940	570,409
Ormat Technologies, Inc.	11,723	325,313

		2,448,000

Industrial Automated/Robotic - 0.2%

Cognex Corp.†	57,674	2,172,003
Hurco Cos., Inc.	4,279	107,018

		2,279,021

Instruments-Controls - 0.3%

Control4 Corp.†#	3,053	63,838
Watts Water Technologies, Inc., Class A	18,935	1,166,775
Woodward, Inc.	45,632	1,989,099

		3,219,712

Instruments-Scientific - 0.3%

FEI Co.	27,705	2,843,918
Fluidigm Corp.†	16,871	790,407

		3,634,325

Insurance Brokers - 0.1%

Crawford & Co., Class B	17,423	147,573
eHealth, Inc.†	12,222	586,656

		734,229

Insurance-Life/Health - 0.6%

American Equity Investment Life Holding Co.	42,486	928,744
CNO Financial Group, Inc.	147,443	2,692,309
FBL Financial Group, Inc., Class A	5,893	246,563
Health Insurance Innovations, Inc.†#	3,059	38,513
Independence Holding Co.	5,231	71,299
Kansas City Life Insurance Co.	2,617	128,756
National Western Life Insurance Co., Class A	1,453	328,451
Phoenix Cos., Inc.†	3,849	196,799
Primerica, Inc.	37,820	1,695,092
Symetra Financial Corp.	54,077	1,065,317

		7,391,843

Insurance-Multi-line - 0.1%

Citizens, Inc.†#	28,828	211,598
Fortegra Financial Corp.†	4,263	29,798
Horace Mann Educators Corp.	26,339	753,559
United Fire Group, Inc.	13,654	395,693

		1,390,648

Insurance-Property/Casualty - 1.1%
Ambac Financial Group, Inc.†	29,864	1,032,100
AMERISAFE, Inc.	12,204	531,362
AmTrust Financial Services, Inc.#	20,581	777,962
Baldwin & Lyons, Inc., Class B	6,127	157,525
Donegal Group, Inc., Class A	4,918	69,393
EMC Insurance Group, Inc.	2,988	91,134
Employers Holdings, Inc.	20,540	404,022
Enstar Group, Ltd.†	6,322	791,388
First American Financial Corp.	71,795	1,934,157
Global Indemnity PLC†	5,563	145,083
Hallmark Financial Services, Inc.†	9,425	79,830
HCI Group, Inc.#	6,495	314,488
Hilltop Holdings, Inc.†	41,181	1,009,346
Infinity Property & Casualty Corp.	7,647	563,966
Investors Title Co.	876	67,382
Meadowbrook Insurance Group, Inc.	33,108	177,790
National Interstate Corp.	4,405	133,339
Navigators Group, Inc.†	6,874	416,702
OneBeacon Insurance Group, Ltd., Class A	15,015	246,246
RLI Corp.	28,250	1,218,423
Safety Insurance Group, Inc.	8,548	477,235
Selective Insurance Group, Inc.	36,853	849,093
State Auto Financial Corp.	9,922	198,639
Stewart Information Services Corp.	14,139	522,860
Third Point Reinsurance, Ltd.†	16,830	252,450
Tower Group International Ltd	38,115	105,197
Universal Insurance Holdings, Inc.	17,253	230,500

		12,797,612

Insurance-Reinsurance - 0.4%

Argo Group International Holdings, Ltd.	18,039	796,241
Blue Capital Reinsurance Holdings, Ltd.†	4,148	70,723
Essent Group, Ltd.†	15,043	348,998
Greenlight Capital Re, Ltd., Class A†	18,719	588,712
Maiden Holdings, Ltd.	33,072	371,399
Montpelier Re Holdings, Ltd.	29,168	831,580
Platinum Underwriters Holdings, Ltd.	19,424	1,138,635

		4,146,288

Internet Application Software - 0.3%

Bazaarvoice, Inc.†#	31,896	215,617
Brightcove, Inc.†	18,663	181,031
Dealertrack Technologies, Inc.†	28,862	1,560,568
eGain Corp.†#	8,675	72,696
IntraLinks Holdings, Inc.†	25,481	295,834
Lionbridge Technologies, Inc.†	38,641	276,670
RealNetworks, Inc.†	14,905	111,937
Textura Corp.†#	3,659	98,464
Tremor Video, Inc.†#	4,977	21,600
VirnetX Holding Corp.†#	28,010	546,195
Vocus, Inc.†	12,471	166,488

		3,547,100

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†	12,316	71,556
Cogent Communications Group, Inc.	31,330	1,201,192
Internap Network Services Corp.†	35,565	271,005
PC-Tel, Inc.	12,252	106,593

		1,650,346

Internet Content-Entertainment - 0.1%

Global Eagle Entertainment, Inc.†	14,973	263,225
Limelight Networks, Inc.†	35,452	76,576
Shutterstock, Inc.†	4,920	488,950

		828,751

Internet Content-Information/News - 0.4%

Bankrate, Inc.†	30,689	617,769
Dice Holdings, Inc.†	25,350	186,576
HealthStream, Inc.†	13,362	385,093
Reis, Inc.†	5,531	97,567
Travelzoo, Inc.†#	5,263	124,312
WebMD Health Corp.†	18,868	837,928
XO Group, Inc.†	17,771	212,186
Yelp, Inc.†	21,546	2,034,373

		4,495,804

Internet Incubators - 0.0%

ModusLink Global Solutions, Inc.†	24,551	112,198
Safeguard Scientifics, Inc.†	13,921	272,991

		385,189

Internet Infrastructure Equipment - 0.0%

CyrusOne, Inc.	12,727	282,794

Internet Infrastructure Software - 0.0%

Barracuda Networks, Inc.†#	2,761	99,258
Mavenir Systems, Inc.†	3,723	57,520
support.com, Inc.†	35,024	87,910
TeleCommunication Systems, Inc., Class A†	31,571	68,509
Unwired Planet, Inc.†	65,593	97,078

		410,275

Internet Security - 0.0%

VASCO Data Security International, Inc.†	19,192	153,152
Zix Corp.†	41,064	185,609

		338,761

Internet Telephone - 0.1%

BroadSoft, Inc.†	18,608	558,426
magicJack VocalTec, Ltd.†#	12,312	233,066
RingCentral, Inc.†#	5,724	123,925

		915,417

Investment Companies - 0.9%

Apollo Investment Corp.	149,150	1,276,724
BlackRock Kelso Capital Corp.	49,175	468,638
Capital Southwest Corp.	8,930	309,692
Fifth Street Finance Corp.	90,763	891,293
Garrison Capital, Inc.	3,986	57,279
Gladstone Capital Corp.#	13,937	139,231
Golub Capital BDC, Inc.#	24,758	464,460
KCAP Financial, Inc.#	18,762	154,036

Main Street Capital Corp.#	25,909	909,406
MCG Capital Corp.	47,260	208,416
Medallion Financial Corp.	14,132	205,479
MVC Capital, Inc.	15,011	217,960
New Mountain Finance Corp.	29,971	450,164
NGP Capital Resources Co.	13,950	105,462
PennantPark Floating Rate Capital, Ltd.	9,759	138,675
PennantPark Investment Corp.#	44,100	504,504
Prospect Capital Corp.	184,743	2,039,563
Solar Capital, Ltd.	29,868	663,667
Solar Senior Capital, Ltd.#	7,642	139,925
Stellus Capital Investment Corp.#	7,997	117,236
TCP Capital Corp.	23,576	416,824
THL Credit, Inc.	22,501	356,191
TICC Capital Corp.#	34,870	362,648
Triangle Capital Corp.	18,292	514,188

		11,111,661

Investment Management/Advisor Services - 0.6%

Calamos Asset Management, Inc., Class A	13,175	157,178
CIFC Corp.#	4,541	35,874
Cohen & Steers, Inc.#	12,489	472,209
Financial Engines, Inc.	32,457	1,834,145
GAMCO Investors, Inc., Class A	3,999	312,162
Janus Capital Group, Inc.#	99,026	1,108,101
Manning & Napier, Inc.	9,015	132,430
Medley Capital Corp.#	26,630	373,885
Pzena Investment Management, Inc., Class A	7,533	87,082
Silvercrest Asset Management Group, Inc., Class A	3,656	61,457
Virtus Investment Partners, Inc.†	4,482	829,887
Westwood Holdings Group, Inc.	4,628	263,380
WisdomTree Investments, Inc.†#	66,669	1,038,703

		6,706,493

Lasers-System/Components - 0.2%

Applied Optoelectronics, Inc.†	2,748	65,018
Coherent, Inc.†	16,154	1,100,895
Electro Scientific Industries, Inc.	15,814	149,126
II-VI, Inc.†	33,886	555,391
Newport Corp.†	25,936	536,875
Rofin-Sinar Technologies, Inc.†	18,765	440,415

		2,847,720

Leisure Products - 0.2%

Brunswick Corp.	60,031	2,688,789
Johnson Outdoors, Inc., Class A	3,288	72,533
Marine Products Corp.	6,978	59,383

		2,820,705

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.	28,428	4,009,769
Revolution Lighting Technologies, Inc.†#	19,685	62,205
Universal Display Corp.†#	26,693	921,976

		4,993,950

Linen Supply & Related Items - 0.2%

G&K Services, Inc., Class A	12,977	812,750
UniFirst Corp.	9,716	1,065,748

		1,878,498

Machine Tools & Related Products - 0.0%

Hardinge, Inc.	7,804	115,109

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.	13,520	543,774
Hyster-Yale Materials Handling, Inc.	6,988	705,369

		1,249,143

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.	31,468	1,371,690

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,698	247,021
Lindsay Corp.#	8,531	723,941

		970,962

Machinery-General Industrial - 0.9%

Albany International Corp., Class A	18,553	669,392
Altra Industrial Motion Corp.	17,919	634,333
Applied Industrial Technologies, Inc.	27,966	1,427,105
Chart Industries, Inc.†	20,121	1,681,311
DXP Enterprises, Inc.†	6,288	639,867
Kadant, Inc.	7,437	298,595
Manitex International, Inc.†	9,132	136,889
Middleby Corp.†	12,473	3,698,993
Tennant Co.	12,212	748,107
Twin Disc, Inc.	5,521	136,755

		10,071,347

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.†	12,947	329,630
NACCO Industries, Inc., Class A	3,117	182,750

		512,380

Machinery-Print Trade - 0.0%

ExOne Co.†#	4,381	202,840

Machinery-Pumps - 0.0%

Gorman-Rupp Co.	12,508	394,002
Tecumseh Products Co., Class A†#	12,264	96,886

		490,888

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.	11,291	206,851

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.†	39,414	325,560
Odyssey Marine Exploration, Inc.†#	55,473	121,486

		447,046

Medical Imaging Systems - 0.0%

Merge Healthcare, Inc.†	43,334	108,768

Medical Information Systems - 0.7%

athenahealth, Inc.†	24,383	4,727,132
Computer Programs & Systems, Inc.	7,353	503,166
Medidata Solutions, Inc.†	35,292	2,262,217
Quality Systems, Inc.	26,483	462,393

		7,954,908

Medical Instruments - 1.1%

Abaxis, Inc.†#	14,668	556,651
AngioDynamics, Inc.†	16,346	251,728
ArthroCare Corp.†	18,714	902,950
AtriCure, Inc.†	13,892	288,815
Cardiovascular Systems, Inc.†	16,297	570,395
CONMED Corp.	18,404	857,994
CryoLife, Inc.	18,231	181,581
DexCom, Inc.†	46,920	2,116,092
Endologix, Inc.†	41,677	562,639
Genomic Health, Inc.†#	11,102	293,204
Integra LifeSciences Holdings Corp.†	15,194	714,726
Natus Medical, Inc.†	20,166	506,167
Navidea Biopharmaceuticals, Inc.†#	79,366	146,827
NuVasive, Inc.†	29,353	1,078,723
Spectranetics Corp.†	26,778	802,269
SurModics, Inc.†	9,116	226,988
Symmetry Medical, Inc.†	24,738	261,728
Thoratec Corp.†	38,047	1,413,066
Vascular Solutions, Inc.†	10,956	285,075
Volcano Corp.†#	36,196	776,766

		12,794,384

Medical Labs & Testing Services - 0.0%

Bio-Reference Labs, Inc.†#	16,229	409,945

Medical Laser Systems - 0.1%

Biolase, Inc.†#	22,764	70,341
Cutera, Inc.†	9,739	104,207
Cynosure, Inc., Class A†	12,711	391,245
PhotoMedex, Inc.†#	8,792	128,715

		694,508

Medical Products - 1.2%

ABIOMED, Inc.†	25,707	724,680
Accuray, Inc.†#	49,187	461,374
Alphatec Holdings, Inc.†	41,143	58,012
Atrion Corp.	1,038	300,428
Cantel Medical Corp.	21,753	703,709
Cerus Corp.†#	46,267	298,885
Chindex International, Inc.†	8,347	160,680
Cyberonics, Inc.†	18,341	1,255,808
Exactech, Inc.†	6,202	144,507
Globus Medical, Inc., Class A†	36,252	857,722
Greatbatch, Inc.†	15,862	687,300
Haemonetics Corp.†	33,897	1,236,563
Hanger, Inc.†	23,008	815,634
Invacare Corp.	21,241	420,997
LDR Holding Corp.†	3,816	119,250
Luminex Corp.†#	24,788	458,082
MiMedx Group, Inc.†	60,265	430,895
NxStage Medical, Inc.†	39,645	549,876
Orthofix International NV†	12,910	286,860
Rockwell Medical, Inc.†#	26,052	330,600
Tornier NV†	17,258	331,354
West Pharmaceutical Services, Inc.	45,902	2,092,213
Wright Medical Group, Inc.†	26,804	852,903
Zeltiq Aesthetics, Inc.†	11,731	222,772

		13,801,104

Medical Sterilization Products - 0.2%

STERIS Corp.	39,119	1,805,342

Medical-Biomedical/Gene - 3.5%

Acceleron Pharma, Inc.†#	4,259	199,875
Achillion Pharmaceuticals, Inc.†#	64,080	224,280
Acorda Therapeutics, Inc.†	26,922	986,422
Aegerion Pharmaceuticals, Inc.†#	19,126	1,047,340
Alnylam Pharmaceuticals, Inc.†	38,570	3,133,427
AMAG Pharmaceuticals, Inc.†	14,318	296,812
Arena Pharmaceuticals, Inc.†#	144,529	940,884
Arqule, Inc.†	39,379	88,603
BIND Therapeutics, Inc.†#	3,511	47,960
BioTime, Inc.†#	24,507	87,980
Bluebird Bio, Inc.†#	4,533	115,591
Cambrex Corp.†	19,931	400,015
Cell Therapeutics, Inc.†#	86,195	331,851
Celldex Therapeutics, Inc.†#	59,170	1,728,947
Cellular Dynamics International, Inc.†#	2,552	37,999
Chelsea Therapeutics International, Ltd.†#	52,053	297,223
Coronado Biosciences, Inc.†#	17,716	50,313
Cubist Pharmaceuticals, Inc. CVR†	32,659	23,841
Curis, Inc.†	56,940	173,667
Cytokinetics, Inc.†	17,673	174,079
Dendreon Corp.†#	104,592	301,225
Dynavax Technologies Corp.†	174,292	324,183
Emergent Biosolutions, Inc.†	18,211	450,540
Endocyte, Inc.†#	20,220	266,297
Enzon Pharmaceuticals, Inc.	24,932	23,935
Epizyme, Inc.†#	3,924	117,328
Exact Sciences Corp.†#	46,734	628,572
Exelixis, Inc.†#	121,981	861,186
Fibrocell Science, Inc.†	14,879	84,662
Five Prime Therapeutics, Inc.†#	3,728	52,043
Foundation Medicine, Inc.†#	4,561	162,508
Galena Biopharma, Inc.†#	67,867	268,075
Geron Corp.†#	86,560	411,593
GTx, Inc.†#	17,406	29,590
Halozyme Therapeutics, Inc.†#	58,957	830,704
Harvard Bioscience, Inc.†	16,928	82,609
Idenix Pharmaceuticals, Inc.†#	66,215	451,586
ImmunoGen, Inc.†#	56,101	920,056
Immunomedics, Inc.†#	48,652	230,610
Insmed, Inc.†	22,956	459,350
Intercept Pharmaceuticals, Inc.†	4,756	1,952,338
InterMune, Inc.†#	59,363	1,783,265
Intrexon Corp.†#	7,632	198,279
Isis Pharmaceuticals, Inc.†#	74,537	3,801,387
Karyopharm Therapeutics, Inc.†#	5,190	208,327
KYTHERA Biopharmaceuticals, Inc.†#	7,821	390,815
Lexicon Pharmaceuticals, Inc.†#	150,862	270,043
Ligand Pharmaceuticals, Inc.†#	11,823	824,654
MacroGenics, Inc.†	3,816	133,560
Medicines Co.†	41,981	1,282,520

MEI Pharma, Inc.†#	8,006	69,092
Merrimack Pharmaceuticals, Inc.†#	64,126	319,347
Momenta Pharmaceuticals, Inc.†	31,335	463,758
Nanosphere, Inc.†#	36,219	86,926
NeoGenomics, Inc.†#	21,824	78,130
NewLink Genetics Corp.†#	11,206	495,305
Novavax, Inc.†#	123,464	790,170
NPS Pharmaceuticals, Inc.†	66,586	2,329,178
Omeros Corp.†#	19,786	264,341
OncoGenex Pharmaceutical, Inc.†#	9,736	107,291
OncoMed Pharmaceuticals, Inc.†#	3,121	107,737
Onconova Therapeutics, Inc.†#	3,943	33,516
OvaScience, Inc.†#	5,951	64,211
Pacific Biosciences of California, Inc.†	31,741	211,395
PDL BioPharma, Inc.#	92,909	796,230
Peregrine Pharmaceuticals, Inc.†#	106,401	192,586
Prothena Corp. PLC†#	9,442	340,006
PTC Therapeutics, Inc.†	6,378	200,014
Puma Biotechnology, Inc.†	14,699	1,708,906
Repligen Corp.†#	20,867	312,379
Rigel Pharmaceuticals, Inc.†	57,831	198,939
RTI Surgical, Inc.†	37,344	140,413
Sangamo BioSciences, Inc.†#	40,476	736,663
Sequenom, Inc.†#	76,420	181,115
Spectrum Pharmaceuticals, Inc.†#	42,015	350,825
Stemline Therapeutics, Inc.†#	6,378	164,935
Sunesis Pharmaceuticals, Inc.†#	21,472	140,642
Synageva BioPharma Corp.†#	12,751	1,462,157
Trius Therapeutics, Inc. CVR†(2)(3)	24,953	0
Veracyte, Inc.†	3,348	53,601
Verastem, Inc.†#	11,488	153,595
Vical, Inc.†#	50,412	76,626
XOMA Corp.†	51,235	428,325
Zeneca, Inc. CVR†(2)(3)	3,950	10,033
ZIOPHARM Oncology, Inc.†#	53,383	227,412

		41,484,748

Medical-Drugs - 1.8%

ACADIA Pharmaceuticals, Inc.†#	46,506	1,316,120
AcelRx Pharmaceuticals, Inc.†#	15,488	177,028
Aerie Pharmaceuticals, Inc.†	5,129	117,813
Akorn, Inc.†	38,627	997,349
Alimera Sciences, Inc.†#	11,249	75,481
Amicus Therapeutics, Inc.†	20,176	50,844
Ampio Pharmaceuticals, Inc.†#	20,642	146,971
Anacor Pharmaceuticals, Inc.†#	16,816	319,504
Array BioPharma, Inc.†#	82,086	395,655
Auxilium Pharmaceuticals, Inc.†	32,722	1,006,201
Cadence Pharmaceuticals, Inc.†	40,937	572,709
Cempra, Inc.†#	13,110	149,323
ChemoCentryx, Inc.†#	16,315	123,994
Chimerix, Inc.†	5,633	112,660
Clovis Oncology, Inc.†	11,904	947,796
Conatus Pharmaceuticals, Inc.†#	3,981	44,667
ContraVir Pharmaceuticals, Inc.†#	5,271	8,223
Corcept Therapeutics, Inc.†#	35,324	115,863
Cytori Therapeutics, Inc.†#	41,922	132,054
Durata Therapeutics, Inc.†#	8,679	118,989
Enanta Pharmaceuticals, Inc.†#	2,416	89,005
Furiex Pharmaceuticals, Inc.†	4,411	408,150
Hi-Tech Pharmacal Co., Inc.†	7,381	320,040
Infinity Pharmaceuticals, Inc.†	31,774	498,216
Insys Therapeutics, Inc.†	3,361	226,128
Ironwood Pharmaceuticals, Inc.†	61,754	896,051
Keryx Biopharmaceuticals, Inc.†#	54,232	870,424
Lannett Co., Inc.†	12,400	531,836
Ophthotech Corp.†	5,881	198,013
OPKO Health, Inc.†#	125,295	1,192,808
Orexigen Therapeutics, Inc.†#	67,277	466,902
Pacira Pharmaceuticals, Inc.†	18,290	1,431,010
Pernix Therapeutics Holdings†#	11,627	42,671
PharMerica Corp.†	19,708	474,963
Pozen, Inc.	17,905	142,524
Prestige Brands Holdings, Inc.†	33,944	967,065
Progenics Pharmaceuticals, Inc.†	39,513	184,526
Raptor Pharmaceutical Corp.†#	39,592	626,741
Receptos, Inc.†	3,835	177,886
Regulus Therapeutics, Inc.†#	6,777	76,106
Relypsa, Inc.†	4,029	158,984
Repros Therapeutics, Inc.†#	15,236	297,864
Sagent Pharmaceuticals, Inc.†	12,488	264,246
Sciclone Pharmaceuticals, Inc.†	35,889	166,884
SIGA Technologies, Inc.†#	24,399	78,321
Sucampo Pharmaceuticals, Inc., Class A†	9,090	81,810
Supernus Pharmaceuticals, Inc.†#	10,792	108,352
Synergy Pharmaceuticals, Inc.†#	53,463	324,520
Synta Pharmaceuticals Corp.†#	33,172	205,003
Targacept, Inc.†	18,524	91,323
TESARO, Inc.†#	8,879	293,096
Tetraphase Pharmaceuticals, Inc.†	9,309	126,602
TG Therapeutics, Inc.†#	10,313	68,066
TherapeuticsMD, Inc.†	57,259	393,369
Vanda Pharmaceuticals, Inc.†	22,009	332,996
Vivus, Inc.†#	66,807	402,846
XenoPort, Inc.†#	28,783	179,894
Zogenix, Inc.†	65,346	284,255

		20,608,740

Medical-Generic Drugs - 0.1%

Impax Laboratories, Inc.†	45,445	1,171,118
KaloBios Pharmaceuticals, Inc.†#	7,904	25,688

		1,196,806

Medical-HMO - 0.5%

Centene Corp.†	36,117	2,299,931
Magellan Health Services, Inc.†	17,966	1,098,441
Molina Healthcare, Inc.†	18,807	708,648
Triple-S Management Corp., Class B†	15,716	263,243
Universal American Corp.	25,494	190,950
WellCare Health Plans, Inc.†	28,844	1,783,136

		6,344,349

Medical-Hospitals - 0.1%

Acadia Healthcare Co., Inc.†#	23,505	1,162,087
Select Medical Holdings Corp.	32,289	361,960
USMD Holdings, Inc.†#	718	10,052

		1,534,099

Medical-Nursing Homes - 0.1%

Ensign Group, Inc.	12,902	510,919
Kindred Healthcare, Inc.	35,863	776,793
National Healthcare Corp.	7,138	367,607
Skilled Healthcare Group, Inc., Class A†	13,158	63,290

		1,718,609

Medical-Outpatient/Home Medical - 0.3%

Addus HomeCare Corp.†	3,627	104,312
Air Methods Corp.†	25,804	1,393,932
Almost Family, Inc.†	5,486	150,426
Amedisys, Inc.†	20,882	354,159
Amsurg Corp.†	21,232	931,235
Gentiva Health Services, Inc.†	20,780	222,554
LHC Group, Inc.†	8,003	188,551

		3,345,169

Metal Processors & Fabrication - 0.6%

Ampco-Pittsburgh Corp.	5,609	114,704
CIRCOR International, Inc.	11,654	833,960
Dynamic Materials Corp.	9,081	188,521
Global Brass & Copper Holdings, Inc.	5,342	90,440
Haynes International, Inc.	8,185	405,403
LB Foster Co., Class A	6,747	313,668
Mueller Industries, Inc.	18,659	1,165,814
NN, Inc.	11,354	219,019
RBC Bearings, Inc.†	15,259	980,391
Rexnord Corp.†	20,103	602,889
RTI International Metals, Inc.†	20,794	564,973
Sun Hydraulics Corp.	14,243	602,479
Worthington Industries, Inc.	35,087	1,398,568

		7,480,829

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†#	11,617	169,840
Olympic Steel, Inc.	6,015	165,473

		335,313

Metal-Aluminum - 0.1%

Century Aluminum Co.†	34,126	404,052
Kaiser Aluminum Corp.	12,545	885,551
Noranda Aluminum Holding Corp.	22,377	96,445

		1,386,048

Metal-Diversified - 0.0%

Molycorp, Inc.†#	98,758	515,517

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.#	6,272	434,336
FreightCar America, Inc.	7,980	203,969
Hillenbrand, Inc.	36,473	1,089,813
John Bean Technologies Corp.	19,198	579,012
Movado Group, Inc.	11,727	461,692
TriMas Corp.†	29,817	1,002,149

		3,770,971

MRI/Medical Diagnostic Imaging - 0.0%

Alliance HealthCare Services, Inc.†	3,306	99,643
Surgical Care Affiliates, Inc.†	7,463	227,024

		326,667

Multimedia - 0.2%

Demand Media, Inc.†#	24,020	116,497
Entravision Communications Corp., Class A	36,593	242,611
EW Scripps Co., Class A†	20,750	407,115
Journal Communications, Inc., Class A†	29,269	268,397
Martha Stewart Living Omnimedia, Inc., Class A†	16,185	85,133
Media General, Inc., Class A†#	13,007	246,743
Meredith Corp.	23,704	1,109,347

		2,475,843

Networking Products - 0.5%

Anixter International, Inc.	17,986	1,923,603
Black Box Corp.	10,707	284,806
Calix, Inc.†	26,569	211,224
Cyan, Inc.†#	5,309	17,838
Extreme Networks, Inc.†	61,713	353,615
Gigamon, Inc.†	5,153	162,629
Infinera Corp.†	76,904	639,841
Ixia†	37,480	463,253
LogMeIn, Inc.†	16,135	675,250
NeoPhotonics Corp.†	13,395	110,509
NETGEAR, Inc.†	25,567	873,880
Parkervision, Inc.†#	58,751	293,755
Procera Networks, Inc.†#	13,637	150,416

		6,160,619

Non-Ferrous Metals - 0.2%

Globe Specialty Metals, Inc.	42,788	850,198
Horsehead Holding Corp.†#	33,473	594,815
Materion Corp.	13,629	403,282
Ur-Energy, Inc.†#	80,547	139,346
Uranium Energy Corp.†#	56,739	103,265

		2,090,906

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	25,642	137,441

Office Furnishings-Original - 0.4%

CompX International, Inc.	767	8,744
Herman Miller, Inc.	38,902	1,096,258
HNI Corp.	30,168	1,072,472
Interface, Inc.	39,372	758,305
Knoll, Inc.	31,976	497,866
Steelcase, Inc., Class A	55,957	832,081

		4,265,726

Office Supplies & Forms - 0.0%

ACCO Brands Corp.†	75,347	446,054

Oil & Gas Drilling - 0.1%

Hercules Offshore, Inc.†	105,839	503,793
Parker Drilling Co.†	79,054	637,966
Vantage Drilling Co.†#	133,388	233,429

		1,375,188

Oil Companies-Exploration & Production - 2.2%

Abraxas Petroleum Corp.†	54,511	183,702
Apco Oil and Gas International, Inc.†	6,064	86,655
Approach Resources, Inc.†#	23,145	515,439
Athlon Energy, Inc.†	12,050	447,778
Bill Barrett Corp.†	32,356	819,901

Bonanza Creek Energy, Inc.†	19,532	976,014
BPZ Resources, Inc.†#	78,187	161,065
Callon Petroleum Co.†	26,458	179,121
Carrizo Oil & Gas, Inc.†	30,144	1,499,363
Clayton Williams Energy, Inc.†	3,908	379,076
Comstock Resources, Inc.#	32,050	633,308
Contango Oil & Gas Co.†	9,838	466,518
Diamondback Energy, Inc.†	12,957	833,524
DLB Oil & Gas, Inc.(2)(3)	3,000	0
Emerald Oil, Inc.†	37,590	287,939
Endeavour International Corp.†#	31,258	151,914
Energy XXI Bermuda, Ltd.#	52,678	1,220,022
EPL Oil & Gas, Inc.†	19,833	596,973
Equal Energy, Ltd.	23,627	126,168
Evolution Petroleum Corp.	11,252	146,276
EXCO Resources, Inc.#	90,070	470,165
Forest Oil Corp.†	79,169	159,130
FX Energy, Inc.†#	35,450	132,937
Gastar Exploration, Inc.†	36,822	234,924
Goodrich Petroleum Corp.†#	20,798	283,269
Halcon Resources Corp.†#	153,712	585,643
Isramco, Inc.†	613	87,953
Jones Energy, Inc., Class A†	7,391	115,447
Kodiak Oil & Gas Corp.†	176,155	2,080,391
Magnum Hunter Resources Corp.†#	114,081	957,140
Matador Resources Co.†	38,611	936,703
Midstates Petroleum Co., Inc.†#	22,029	97,148
Miller Energy Resources, Inc.†#	20,253	140,556
Northern Oil and Gas, Inc.†#	42,331	589,248
Panhandle Oil and Gas, Inc., Class A	4,626	170,977
PDC Energy, Inc.†	23,626	1,467,883
Penn Virginia Corp.†	36,646	555,187
PetroQuest Energy, Inc.†	37,859	179,073
Quicksilver Resources, Inc.†#	82,683	270,373
Resolute Energy Corp.†#	44,932	418,766
Rex Energy Corp.†	30,003	570,057
Rosetta Resources, Inc.†	40,542	1,798,849
Sanchez Energy Corp.†#	25,264	752,615
Stone Energy Corp.†	33,161	1,191,806
Swift Energy Co.†#	28,775	287,750
Synergy Resources Corp.†	33,674	356,608
Triangle Petroleum Corp.†#	45,118	404,257
VAALCO Energy, Inc.†	38,432	255,957
W&T Offshore, Inc.#	23,074	347,725
Warren Resources, Inc.†	48,357	214,222
ZaZa Energy Corp.†#	24,599	22,626

		25,846,141

Oil Field Machinery & Equipment - 0.2%

Bolt Technology Corp.	5,725	115,130
Flotek Industries, Inc.†#	31,670	806,001
Forum Energy Technologies, Inc.†	26,107	676,171
Gulf Island Fabrication, Inc.	9,594	201,186
Mitcham Industries, Inc.†	8,520	122,603
Natural Gas Services Group, Inc.†	8,207	266,728
Thermon Group Holdings, Inc.†	17,991	437,001

		2,624,820

Oil Refining & Marketing - 0.2%

Adams Resources & Energy, Inc.	1,395	102,672
Alon USA Energy, Inc.	15,445	206,808
Arabian American Development Co.†	13,192	161,470
Delek US Holdings, Inc.	24,643	684,090
Western Refining, Inc.#	35,933	1,309,758

		2,464,798

Oil-Field Services - 1.2%

Basic Energy Services, Inc.†	19,849	473,399
C&J Energy Services, Inc.†#	29,897	772,837
Cal Dive International, Inc.†#	64,989	115,031
CARBO Ceramics, Inc.	13,136	1,629,521
Exterran Holdings, Inc.	38,208	1,565,382
Helix Energy Solutions Group, Inc.†	70,305	1,662,010
Hornbeck Offshore Services, Inc.†	23,752	1,015,636
Key Energy Services, Inc.†	101,081	913,772
Matrix Service Co.†	17,302	560,066
Newpark Resources, Inc.†	57,178	635,819
Pioneer Energy Services Corp.†	41,263	470,398
SEACOR Holdings, Inc.†	13,346	1,180,587
Targa Resources Corp.	21,835	2,112,755
Tesco Corp.†	20,050	380,348
TETRA Technologies, Inc.†	51,944	623,328
Willbros Group, Inc.†	26,533	262,146

		14,373,035

Optical Recognition Equipment - 0.0%

Digimarc Corp.	4,160	122,221

Optical Supplies - 0.0%

Staar Surgical Co.†	24,387	345,320

Paper & Related Products - 0.6%

Clearwater Paper Corp.†	13,977	892,431
KapStone Paper and Packaging Corp.†	54,196	1,722,891
Neenah Paper, Inc.	10,605	532,477
Orchids Paper Products Co.	3,967	133,569
P.H. Glatfelter Co.	28,483	864,459
Resolute Forest Products, Inc.†	46,330	949,302
Schweitzer-Mauduit International, Inc.	20,822	1,002,163
Wausau Paper Corp.	32,787	434,428
Xerium Technologies, Inc.†	7,240	114,030

		6,645,750

Patient Monitoring Equipment - 0.2%

Insulet Corp.†	35,462	1,681,253
Masimo Corp.†	32,327	825,955

		2,507,208

Pharmacy Services - 0.0%

BioScrip, Inc.†	38,692	275,874

Physical Therapy/Rehabilitation Centers - 0.2%

HealthSouth Corp.	57,885	1,891,682
U.S. Physical Therapy, Inc.	8,010	265,772

		2,157,454

Physicians Practice Management - 0.1%

Healthways, Inc.†#	22,696	339,532
IPC The Hospitalist Co., Inc.†	11,126	571,098

		910,630

Pipelines - 0.3%

EnLink Midstream LLC†	31,590	1,315,091
Primoris Services Corp.	23,414	732,156
SemGroup Corp., Class A	27,906	1,878,632

		3,925,879

Platinum - 0.1%

Stillwater Mining Co.†	78,375	1,061,198

Pollution Control - 0.1%

Advanced Emissions Solutions, Inc.†	7,137	384,684
CECO Environmental Corp.#	11,680	188,632
GSE Holding, Inc.†	5,299	3,233

		576,549

Poultry - 0.2%

Pilgrim’s Pride Corp.†	40,219	705,039
Sanderson Farms, Inc.	15,274	1,173,654

		1,878,693

Power Converter/Supply Equipment - 0.4%

Advanced Energy Industries, Inc.†	26,053	714,894
Capstone Turbine Corp.†#	202,126	361,806
Generac Holdings, Inc.	34,208	1,948,830
Powell Industries, Inc.	6,110	416,274
PowerSecure International, Inc.†	14,351	326,198
SunPower Corp.†#	27,359	906,404
Vicor Corp.†	11,733	126,364

		4,800,770

Precious Metals - 0.1%

Coeur Mining, Inc.†	67,346	740,806
Paramount Gold and Silver Corp.†#	91,505	123,532

		864,338

Printing-Commercial - 0.3%

ARC Document Solutions, Inc.†	25,005	197,290
Cenveo, Inc.†#	35,757	121,216
Deluxe Corp.	33,755	1,703,952
Ennis, Inc.	17,362	274,320
Multi-Color Corp.	8,131	275,397
Quad/Graphics, Inc.	16,582	370,939
VistaPrint NV†	21,664	1,066,302

		4,009,416

Private Equity - 0.0%

Fidus Investment Corp.#	9,091	190,820
Gladstone Investment Corp.	17,571	143,379

		334,199

Protection/Safety - 0.0%

Landauer, Inc.	6,322	306,364

Publishing-Books - 0.1%

Courier Corp.	7,598	125,139
Houghton Mifflin Harcourt Co.†#	13,929	283,037
Scholastic Corp.	17,546	619,023

		1,027,199

Publishing-Newspapers - 0.2%

AH Belo Corp., Class A	12,535	138,386
Daily Journal Corp.†#	607	97,120
McClatchy Co., Class A†	40,334	214,174
New York Times Co., Class A#	85,619	1,405,864

		1,855,544

Publishing-Periodicals - 0.0%

Dex Media, Inc.†#	11,370	82,887

Racetracks - 0.1%

Churchill Downs, Inc.	9,125	848,625
International Speedway Corp., Class A	18,475	623,162
Speedway Motorsports, Inc.	7,724	153,089

		1,624,876

Radio - 0.1%

Beasley Broadcasting Group, Inc., Class A	2,907	26,105
Cumulus Media, Inc., Class A†	57,433	376,761
Entercom Communications Corp., Class A†	15,869	156,944
Saga Communications, Inc., Class A	3,209	156,952
Salem Communications Corp., Class A	6,892	62,648

		779,410

Real Estate Investment Trusts - 7.2%

Acadia Realty Trust	36,551	966,774
AG Mortgage Investment Trust, Inc.	18,539	340,005
Agree Realty Corp.	9,883	303,803
Alexander’s, Inc.	1,394	522,346
Altisource Residential Corp.#	28,057	801,869
American Assets Trust, Inc.	22,297	737,362
American Capital Mortgage Investment Corp.	35,109	708,149
American Realty Capital Properties, Inc.	102,222	1,501,641
American Residential Properties, Inc.†#	9,093	165,493
AmREIT, Inc., Class B	13,026	225,871
Anworth Mtg. Asset Corp.	96,140	498,005
Apollo Commercial Real Estate Finance, Inc.	24,476	409,728
Apollo Residential Mortgage, Inc.	21,261	370,792
Ares Commercial Real Estate Corp.	14,201	192,992
Armada Hoffler Properties, Inc.	12,612	123,471
ARMOUR Residential REIT, Inc.	248,286	1,065,147
Ashford Hospitality Prime, Inc.	8,156	136,613
Ashford Hospitality Trust, Inc.	40,780	455,920
Associated Estates Realty Corp.	38,181	652,895
Aviv REIT, Inc.	7,632	193,548
Campus Crest Communities, Inc.	42,841	354,723
Capstead Mortgage Corp.#	63,419	817,471
Cedar Realty Trust, Inc.	47,985	295,108
Chambers Street Properties	156,952	1,241,490
Chatham Lodging Trust	17,451	364,202
Chesapeake Lodging Trust	32,234	839,696
Colony Financial, Inc.	50,765	1,146,274

CoreSite Realty Corp.	13,768	428,736
Cousins Properties, Inc.	111,570	1,288,633
CubeSmart	88,409	1,548,042
CYS Investments, Inc.#	115,880	1,019,744
DCT Industrial Trust, Inc.	192,932	1,528,021
DiamondRock Hospitality Co.	129,711	1,636,953
DuPont Fabros Technology, Inc.#	41,421	1,100,142
Dynex Capital, Inc.	36,461	311,742
EastGroup Properties, Inc.	20,080	1,245,763
Education Realty Trust, Inc.	75,670	713,568
Ellington Residential Mortgage REIT	4,281	72,477
Empire State Realty Trust, Inc., Class A#	54,674	837,606
EPR Properties	34,280	1,825,753
Equity One, Inc.	39,957	927,002
Excel Trust, Inc.	31,745	397,765
FelCor Lodging Trust, Inc.	82,374	717,478
First Industrial Realty Trust, Inc.	71,334	1,372,466
First Potomac Realty Trust	38,985	494,330
Franklin Street Properties Corp.	59,738	747,920
Geo Group, Inc.	47,515	1,531,408
Getty Realty Corp.	16,996	327,003
Gladstone Commercial Corp.#	10,377	180,560
Glimcher Realty Trust	95,897	933,078
Government Properties Income Trust#	36,278	903,685
Gramercy Property Trust, Inc.†	39,405	228,549
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,780	140,147
Healthcare Realty Trust, Inc.	63,618	1,524,923
Hersha Hospitality Trust	134,426	755,474
Highwoods Properties, Inc.	59,626	2,248,496
Hudson Pacific Properties, Inc.	28,759	655,993
Inland Real Estate Corp.	56,614	606,336
Invesco Mortgage Capital, Inc.	89,733	1,510,206
Investors Real Estate Trust	66,943	587,760
iStar Financial, Inc.†#	56,446	874,913
JAVELIN Mortgage Investment Corp.#	8,959	129,906
Kite Realty Group Trust	86,711	535,874
LaSalle Hotel Properties	68,995	2,162,303
Lexington Realty Trust	119,249	1,360,631
LTC Properties, Inc.	23,054	868,675
Medical Properties Trust, Inc.	107,228	1,414,337
Monmouth Real Estate Investment Corp., Class A	30,153	291,881
National Health Investors, Inc.	19,359	1,194,450
New Residential Investment Corp.	167,922	1,073,022
New York Mortgage Trust, Inc.#	42,295	326,940
NorthStar Realty Finance Corp.	192,297	2,982,526
One Liberty Properties, Inc.	7,796	170,888
Parkway Properties, Inc.	44,324	816,891
Pebblebrook Hotel Trust	40,756	1,354,729
Pennsylvania Real Estate Investment Trust	45,132	846,676
PennyMac Mortgage Investment Trust	46,755	1,137,082
Physicians Realty Trust	13,353	178,797
Potlatch Corp.	26,871	1,065,166
PS Business Parks, Inc.	12,890	1,083,018
QTS Realty Trust, Inc., Class A#	9,350	238,986
RAIT Financial Trust#	46,429	385,825
Ramco-Gershenson Properties Trust	44,173	737,689
Redwood Trust, Inc.#	54,503	1,095,510
Resource Capital Corp.#	84,268	491,282
Retail Opportunity Investments Corp.	47,683	707,139
Rexford Industrial Realty, Inc.	11,231	159,368
RLJ Lodging Trust	82,077	2,133,181
Rouse Properties, Inc.#	14,882	278,591
Ryman Hospitality Properties, Inc.#	29,276	1,235,154
Sabra Health Care REIT, Inc.	24,777	705,401
Saul Centers, Inc.	5,210	242,109
Select Income REIT	14,525	423,404
Silver Bay Realty Trust Corp.	10,110	158,424
Sovran Self Storage, Inc.	20,843	1,542,174
STAG Industrial, Inc.	27,762	647,132
Strategic Hotels & Resorts, Inc.†	120,319	1,201,987
Summit Hotel Properties, Inc.	52,973	489,471
Sun Communities, Inc.	23,796	1,096,044
Sunstone Hotel Investors, Inc.	121,362	1,640,814
Terreno Realty Corp.	16,585	309,808
UMH Properties, Inc.	11,080	102,712
Universal Health Realty Income Trust	7,899	336,339
Urstadt Biddle Properties, Inc., Class A	16,542	324,389
Washington Real Estate Investment Trust#	44,133	1,109,945
Western Asset Mortgage Capital Corp.#	17,695	291,437
Whitestone REIT, Class B	14,164	203,678
Winthrop Realty Trust	21,217	246,966
ZAIS Financial Corp.#	3,750	65,288

		84,248,099

Real Estate Management/Services - 0.2%

HFF, Inc., Class A	21,962	700,588
Kennedy-Wilson Holdings, Inc.	37,591	951,052
Marcus & Millichap, Inc.†	4,579	76,790
RE/MAX Holdings, Inc., Class A†	7,704	235,896

		1,964,326

Real Estate Operations & Development - 0.2%

Alexander & Baldwin, Inc.	28,570	1,189,083
AV Homes, Inc.†	6,266	123,753
Consolidated-Tomoka Land Co.	3,882	138,044
Forestar Group, Inc.†	22,996	433,705

		1,884,585

Recreational Centers - 0.2%

ClubCorp Holdings, Inc.	13,738	239,316
Life Time Fitness, Inc.†#	28,569	1,348,457
Town Sports International Holdings, Inc.	15,940	144,735

		1,732,508

Recreational Vehicles - 0.0%

Arctic Cat, Inc.	8,748	409,581

Rental Auto/Equipment - 0.2%

Electro Rent Corp.	12,459	226,380
H&E Equipment Services, Inc.†	19,712	644,977
McGrath RentCorp	16,718	541,162
Rent-A-Center, Inc.	35,431	890,735

		2,303,254

Research & Development - 0.2%

Albany Molecular Research, Inc.†#	15,439	240,848
AVEO Pharmaceuticals, Inc.†	34,434	64,392
PAREXEL International Corp.†	37,728	2,021,089

		2,326,329

Resorts/Theme Parks - 0.2%

Marriott Vacations Worldwide Corp.†	19,346	1,014,504
Vail Resorts, Inc.	23,831	1,675,796

		2,690,300

Retail-Apparel/Shoe - 1.4%

Aeropostale, Inc.†#	52,076	382,238
ANN, Inc.†	31,309	1,116,166
bebe stores, Inc.	23,091	140,162
Body Central Corp.†#	10,969	34,223
Brown Shoe Co., Inc.	28,701	705,471
Buckle, Inc.#	18,541	841,205
Burlington Stores, Inc.†	10,176	277,296
Cato Corp., Class A	18,280	513,120
Children’s Place Retail Stores, Inc.†	15,336	830,751
Christopher & Banks Corp.†	24,103	160,526
Destination Maternity Corp.	8,983	253,680
Destination XL Group, Inc.†	27,942	159,269
Express, Inc.†	56,648	1,036,092
Finish Line, Inc., Class A	32,680	883,014
Francesca’s Holdings Corp.†#	29,216	571,757
Genesco, Inc.†	15,938	1,183,396
Jos. A. Bank Clothiers, Inc.†	18,557	1,152,019
Kate Spade & Co.†	79,608	2,724,186
Men’s Wearhouse, Inc.	31,500	1,694,385
New York & Co., Inc.†	19,100	84,613
Pacific Sunwear of California, Inc.†	30,639	87,627
Shoe Carnival, Inc.	9,958	257,315
Stein Mart, Inc.	18,365	249,580
Tilly’s, Inc.†	6,567	78,541
Vera Bradley, Inc.†#	14,362	380,593
Wet Seal, Inc., Class A†	59,049	112,193
Winmark Corp.	1,489	117,691

		16,027,109

Retail-Appliances - 0.1%

Conn’s, Inc.†#	14,895	533,241
hhgregg, Inc.†#	8,519	90,216

		623,457

Retail-Auto Parts - 0.0%

Pep Boys-Manny Moe & Jack†	35,290	444,301

Retail-Automobile - 0.5%

America’s Car-Mart, Inc.†	5,342	193,594
Asbury Automotive Group, Inc.†	20,684	1,051,575
Group 1 Automotive, Inc.	14,436	963,747
Lithia Motors, Inc., Class A	14,733	934,367
Penske Automotive Group, Inc.	28,035	1,213,635
Rush Enterprises, Inc., Class A†	23,023	658,458
Sonic Automotive, Inc., Class A	25,845	614,077

		5,629,453

Retail-Bedding - 0.0%

Mattress Firm Holding Corp.†#	8,916	388,648

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†	26,814	513,756

Retail-Building Products - 0.2%

Lumber Liquidators Holdings, Inc.†	18,230	1,955,714
Tile Shop Holdings, Inc.†#	12,249	188,880

		2,144,594

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,193	125,408
Systemax, Inc.†	7,231	85,109

		210,517

Retail-Consumer Electronics - 0.0%

RadioShack Corp.†#	66,156	177,298

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	25,438	1,742,249
Pantry, Inc.†	15,627	235,655
Susser Holdings Corp.†	11,975	725,445

		2,703,349

Retail-Discount - 0.2%

Citi Trends, Inc.†	10,257	168,215
Fred’s, Inc., Class A	24,371	485,714
Gordmans Stores, Inc.	5,890	37,401
HSN, Inc.	22,445	1,287,221
Tuesday Morning Corp.†	28,426	444,583

		2,423,134

Retail-Drug Store - 0.3%

Rite Aid Corp.†	484,587	3,193,428

Retail-Hair Salons - 0.0%

Regis Corp.#	31,534	443,368

Retail-Home Furnishings - 0.2%

Haverty Furniture Cos., Inc.	13,107	382,069
Kirkland’s, Inc.†	9,251	163,558
Pier 1 Imports, Inc.	62,904	1,190,143
Restoration Hardware Holdings, Inc.†	11,736	794,762

		2,530,532

Retail-Hypermarkets - 0.0%

Roundy’s, Inc.	16,713	102,618

Retail-Jewelry - 0.0%

Zale Corp.†	21,551	468,303

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	15,495	223,128
West Marine, Inc.†	11,269	140,637

		363,765

Retail-Major Department Stores - 0.0%

Sears Hometown and Outlet Stores, Inc.†	5,743	133,008

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†#	9,540	341,627
Five Below, Inc.†#	21,763	838,746
PriceSmart, Inc.	12,524	1,274,067

		2,454,440

Retail-Music Store - 0.0%

Trans World Entertainment Corp.†	7,027	29,373

Retail-Office Supplies - 0.1%

Office Depot, Inc.†	318,627	1,570,831

Retail-Pawn Shops - 0.2%

Cash America International, Inc.#	18,936	757,819
Ezcorp, Inc., Class A†	33,876	428,193
First Cash Financial Services, Inc.†	19,367	1,023,158

		2,209,170

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	13,345	184,161

Retail-Regional Department Stores - 0.0%

Bon-Ton Stores, Inc.#	8,967	97,382
Stage Stores, Inc.#	21,710	429,858

		527,240

Retail-Restaurants - 1.6%

Biglari Holdings, Inc.†	963	432,377
BJ’s Restaurants, Inc.†#	16,368	453,394
Bloomin’ Brands, Inc.†#	36,706	922,789
Bob Evans Farms, Inc.	18,502	957,293
Bravo Brio Restaurant Group, Inc.†	12,994	201,277
Buffalo Wild Wings, Inc.†	12,448	1,804,960
Carrols Restaurant Group, Inc.†	15,708	111,527
Cheesecake Factory, Inc.	35,389	1,681,685
Chuy’s Holdings, Inc.†	10,770	428,754
Cracker Barrel Old Country Store, Inc.	13,038	1,296,629
Del Frisco’s Restaurant Group, Inc.†	7,096	184,780
Denny’s Corp.†	60,906	414,161
DineEquity, Inc.	10,974	919,072
Diversified Restaurant Holdings, Inc.†#	7,116	34,014
Einstein Noah Restaurant Group, Inc.	4,291	64,022
Fiesta Restaurant Group, Inc.†	14,871	746,970
Ignite Restaurant Group, Inc.†#	4,782	58,532
Jack in the Box, Inc.†	29,519	1,695,867
Jamba, Inc.†#	11,084	139,991
Krispy Kreme Doughnuts, Inc.†	43,455	826,514
Luby’s, Inc.†	13,239	84,068
Nathan’s Famous, Inc.†	1,806	90,264
Noodles & Co.†#	4,088	162,743
Papa John’s International, Inc.	21,264	1,082,338
Popeyes Louisiana Kitchen, Inc.†	15,847	634,831
Potbelly Corp.†#	5,728	122,636
Red Robin Gourmet Burgers, Inc.†	9,396	732,230
Ruby Tuesday, Inc.†	40,443	247,916
Ruth’s Hospitality Group, Inc.	23,777	293,884
Sonic Corp.†	37,267	759,501
Texas Roadhouse, Inc.	41,427	1,095,744

		18,680,763

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.	11,155	169,333
Hibbett Sports, Inc.†#	17,248	988,828
Zumiez, Inc.†	14,010	332,877

		1,491,038

Retail-Vitamins & Nutrition Supplements - 0.1%

Vitamin Shoppe, Inc.†	20,141	942,397

Retirement/Aged Care - 0.1%
Capital Senior Living Corp.†	19,012	483,285
Emeritus Corp.†	26,748	843,365
Five Star Quality Care, Inc.†	28,438	164,656

		1,491,306

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.#	42,037	1,047,982

Rubber/Plastic Products - 0.1%

Myers Industries, Inc.	18,712	402,308
Proto Labs, Inc.†#	11,327	882,373

		1,284,681

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	49,432	1,536,346
Iridium Communications, Inc.†#	42,602	277,765
Loral Space & Communications, Inc.†	8,643	682,970

		2,497,081

Savings & Loans/Thrifts - 1.2%

Astoria Financial Corp.	58,608	802,930
Banc of California, Inc.	10,833	138,554
Bank Mutual Corp.	30,807	203,942
BankFinancial Corp.	13,985	139,570
BBX Capital Corp.†	4,788	92,600
Beneficial Mutual Bancorp, Inc.†	21,218	255,465
Berkshire Hills Bancorp, Inc.	16,643	418,239
BofI Holding, Inc.†	8,028	747,407
Brookline Bancorp, Inc.	46,519	424,718
Capitol Federal Financial, Inc.	98,857	1,201,112
Charter Financial Corp.	15,099	158,992
Clifton Savings Bancorp, Inc.	5,700	75,069
Dime Community Bancshares, Inc.	21,133	355,034
ESB Financial Corp.	8,517	111,658
ESSA Bancorp, Inc.	5,962	66,953
EverBank Financial Corp.#	53,416	957,215
First Defiance Financial Corp.	6,486	179,468
First Federal Bancshares of Arkansas, Inc.†	1,927	16,726
First Financial Northwest, Inc.	10,046	103,876
Flagstar Bancorp, Inc.†	13,173	291,650
Flushing Financial Corp.	20,464	424,014
Fox Chase Bancorp, Inc.	8,084	138,560
Hingham Institution for Savings	851	66,633
Home Bancorp, Inc.†	4,300	89,397
Home Federal Bancorp, Inc.	9,618	145,136
HomeStreet, Inc.#	8,600	162,024

HomeTrust Bancshares, Inc.†	13,821	216,575
Investors Bancorp, Inc.	33,504	888,526
Kearny Financial Corp.†	9,516	119,711
Meridian Interstate Bancorp, Inc.†	5,530	133,826
Meta Financial Group, Inc.	3,960	169,132
NASB Financial, Inc.	2,783	70,521
Northfield Bancorp, Inc.	38,628	489,030
Northwest Bancshares, Inc.	62,208	892,685
OceanFirst Financial Corp.	9,137	172,507
Oritani Financial Corp.	30,111	471,538
Pacific Premier Bancorp, Inc.†	11,041	175,552
Provident Financial Holdings, Inc.	6,088	93,573
Provident Financial Services, Inc.	39,606	735,087
Rockville Financial, Inc.	17,179	226,247
Sterling Bancorp	55,371	710,964
Territorial Bancorp, Inc.	7,050	156,510
United Community Financial Corp.†	32,766	121,562
United Financial Bancorp, Inc.	13,057	229,934
Waterstone Financial, Inc.†	5,358	56,580
Westfield Financial, Inc.	12,052	91,475
WSFS Financial Corp.	5,209	371,350

		14,359,827

Schools - 0.4%

American Public Education, Inc.†#	11,684	413,847
Bridgepoint Education, Inc.†	12,163	234,624
Bright Horizons Family Solutions, Inc.†	7,866	310,471
Capella Education Co.	7,335	487,631
Career Education Corp.†	36,619	270,614
Corinthian Colleges, Inc.†#	52,603	82,061
Education Management Corp.†	16,028	95,206
Grand Canyon Education, Inc.†	30,133	1,428,304
ITT Educational Services, Inc.†#	15,504	481,089
K12, Inc.†	18,027	407,951
Lincoln Educational Services Corp.	15,929	71,681
Strayer Education, Inc.†#	7,175	342,750
Universal Technical Institute, Inc.	14,079	190,489

		4,816,718

Security Services - 0.2%

Ascent Capital Group, Inc., Class A†	9,380	688,773
Brink’s Co.	31,826	967,829
LifeLock, Inc.†	40,271	801,796

		2,458,398

Seismic Data Collection - 0.1%

Dawson Geophysical Co.	5,344	153,373
Geospace Technologies Corp.†#	8,568	657,765
Global Geophysical Services, Inc.†#	15,150	21,210
ION Geophysical Corp.†	88,373	359,678
TGC Industries, Inc.†	10,547	67,501

		1,259,527

Semiconductor Components-Integrated Circuits - 0.7%

Aeroflex Holding Corp.†	13,007	103,926
ANADIGICS, Inc.†	54,612	99,394
Cirrus Logic, Inc.†#	42,060	809,655
Cypress Semiconductor Corp.#	97,583	955,338
Emulex Corp.†	53,390	388,679
Exar Corp.†	25,395	290,773
Hittite Microwave Corp.	20,922	1,233,980
Integrated Device Technology, Inc.†	87,475	1,031,330
MaxLinear, Inc., Class A†	16,129	150,806
Micrel, Inc.	30,900	322,596
Pericom Semiconductor Corp.†	15,225	123,170
Power Integrations, Inc.	19,234	1,137,306
Sigma Designs, Inc.†	20,327	99,602
TriQuint Semiconductor, Inc.†	108,353	1,326,241

		8,072,796

Semiconductor Equipment - 0.7%

ATMI, Inc.†	21,190	720,672
Axcelis Technologies, Inc.†	71,881	160,295
Brooks Automation, Inc.	44,127	457,597
Cabot Microelectronics Corp.†	15,445	682,206
Cohu, Inc.	16,401	165,486
Entegris, Inc.†	92,462	1,114,167
FormFactor, Inc.†	35,799	255,247
Intermolecular, Inc.†	11,445	30,329
LTX-Credence Corp.†	31,557	319,357
MKS Instruments, Inc.	35,178	1,057,451
Nanometrics, Inc.†	15,338	281,606
Photronics, Inc.†	40,335	350,914
Rudolph Technologies, Inc.†	21,674	248,601
Tessera Technologies, Inc.	35,016	760,547
Ultra Clean Holdings, Inc.†	15,849	208,573
Ultratech, Inc.†	18,402	482,500
Veeco Instruments, Inc.†#	25,987	1,027,786

		8,323,334

Silver Mining - 0.1%

Hecla Mining Co.#	220,881	746,578

Software Tools - 0.0%

Rocket Fuel, Inc.†	3,270	183,316

Specified Purpose Acquisitions - 0.1%

National Bank Holdings Corp., Class A	30,166	592,159

Steel Pipe & Tube - 0.1%

Furmanite Corp.†	24,815	293,810
Mueller Water Products, Inc., Class A	104,774	1,011,069
Northwest Pipe Co.†	6,263	222,023
Omega Flex, Inc.	1,828	40,856

		1,567,758

Steel-Producers - 0.2%

AK Steel Holding Corp.†#	90,463	561,775
Commercial Metals Co.	77,567	1,500,922
Schnitzer Steel Industries, Inc., Class A#	17,082	433,370
Shiloh Industries, Inc.†	4,045	78,878

		2,574,945

Steel-Specialty - 0.0%

Universal Stainless & Alloy Products, Inc.†	4,596	151,806

Storage/Warehousing - 0.2%

Mobile Mini, Inc.#	25,452	1,145,594
Wesco Aircraft Holdings, Inc.†	27,327	592,723

		1,738,317

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†#	32,437	60,008

Telecom Equipment-Fiber Optics - 0.3%

Alliance Fiber Optic Products, Inc.#	7,637	91,949
Ciena Corp.†	67,379	1,655,502
Finisar Corp.†	62,006	1,469,542
Harmonic, Inc.†	67,246	436,427
KVH Industries, Inc.†	10,294	133,101
Oplink Communications, Inc.†	12,636	221,383

		4,007,904

Telecom Services - 0.3%

Aviat Networks, Inc.†	40,643	79,254
Cbeyond, Inc.†	17,799	121,923
Consolidated Communications Holdings, Inc.	26,621	507,396
EarthLink Holdings Corp.	68,398	268,120
FairPoint Communications, Inc.†#	13,769	182,852
Hawaiian Telcom Holdco, Inc.†#	6,860	197,568
Inteliquent, Inc.	21,590	301,396
Lumos Networks Corp.	10,249	148,816
ORBCOMM, Inc.†	24,046	187,799
Premiere Global Services, Inc.†	31,928	361,106
RigNet, Inc.†	7,858	375,770
Straight Path Communications, Inc., Class B†	5,103	41,640
USA Mobility, Inc.	14,365	207,574
Vonage Holdings Corp.†	103,093	475,259
West Corp.	14,138	355,147

		3,811,620

Telecommunication Equipment - 0.6%

8x8, Inc.†	58,096	614,656
ADTRAN, Inc.	39,337	1,030,629
ARRIS Group, Inc.†	77,320	2,219,084
Comtech Telecommunications Corp.	11,163	357,328
Neonode, Inc.†#	18,057	130,372
Numerex Corp., Class A†	9,281	137,730
Plantronics, Inc.	28,727	1,274,904
Preformed Line Products Co.	1,712	106,315
ShoreTel, Inc.†	39,062	343,355
Sonus Networks, Inc.†	143,191	534,102
Westell Technologies, Inc.† Class A	29,505	121,856

		6,870,331

Telephone-Integrated - 0.2%

Atlantic Tele-Network, Inc.	6,092	399,270
Cincinnati Bell, Inc.†	137,993	462,276
General Communication, Inc., Class A†	20,880	217,361
HickoryTech Corp.	9,021	122,956
IDT Corp., Class B	10,206	183,198
Shenandoah Telecommunications Co.	15,920	420,766

		1,805,827

Television - 0.2%

Central European Media Enterprises, Ltd., Class A†#	50,813	240,854
Gray Television, Inc.†	33,376	392,168
Sinclair Broadcast Group, Inc., Class A#	45,407	1,344,955

		1,977,977

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	8,181	114,125
Unifi, Inc.†	9,907	245,099

		359,224

Textile-Products - 0.0%

Culp, Inc.	5,413	104,363

Theaters - 0.1%
Carmike Cinemas, Inc.†	15,293	454,966
National CineMedia, Inc.	40,016	614,646
Reading International, Inc.†	11,571	85,857

		1,155,469

Therapeutics - 0.6%

Agios Pharmaceuticals, Inc.†#	4,536	141,795
Anika Therapeutics, Inc.†	7,973	313,897
AVANIR Pharmaceuticals, Inc., Class A†#	96,302	400,616
Dyax Corp.†	80,284	776,346
Esperion Therapeutics, Inc.†#	3,038	47,241
Hyperion Therapeutics, Inc.†#	5,573	172,763
MannKind Corp.†#	98,715	611,046
Neurocrine Biosciences, Inc.†#	44,287	780,780
Osiris Therapeutics, Inc.†#	11,002	168,001
Portola Pharmaceuticals, Inc.†#	7,248	176,779
Questcor Pharmaceuticals, Inc.#	34,433	2,091,805
Sarepta Therapeutics, Inc.†#	24,941	724,037
Threshold Pharmaceuticals, Inc.†#	31,251	156,255

		6,561,361

Tobacco - 0.2%

Alliance One International, Inc.†	58,163	156,459
Universal Corp.#	15,489	892,941
Vector Group, Ltd.#	41,946	819,205

		1,868,605

Toys - 0.0%

JAKKS Pacific, Inc.#	12,751	91,297
LeapFrog Enterprises, Inc.†#	42,293	307,893

		399,190

Transactional Software - 0.3%

ACI Worldwide, Inc.†	26,446	1,587,554
Bottomline Technologies de, Inc.†	25,103	895,926
InnerWorkings, Inc.†#	29,422	231,845
Synchronoss Technologies, Inc.†	19,331	664,600

		3,379,925

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	34,414	219,905
Atlas Air Worldwide Holdings, Inc.†	17,142	516,489

		736,394

Transport-Equipment & Leasing - 0.2%

Greenbrier Cos., Inc.†	16,219	682,334
TAL International Group, Inc.#	22,461	995,022
Textainer Group Holdings, Ltd.#	14,136	515,540

		2,192,896

Transport-Marine - 0.4%

CAI International, Inc.†	11,396	277,379
Frontline, Ltd.†	34,193	150,791
GasLog, Ltd.	16,933	356,609
Gulfmark Offshore, Inc., Class A	17,719	840,589
International Shipholding Corp.	3,708	112,946
Knightsbridge Tankers, Ltd.	20,223	209,510
Nordic American Tankers, Ltd.#	49,895	527,390
Scorpio Tankers, Inc.	122,548	1,199,745
Ship Finance International, Ltd.#	37,132	698,824
Teekay Tankers, Ltd., Class A#	41,297	194,096
Ultrapetrol Bahamas, Ltd.†	14,180	47,503

		4,615,382

Transport-Services - 0.5%

Bristow Group, Inc.	23,992	1,861,779
Echo Global Logistics, Inc.†#	11,820	188,174
Era Group, Inc.†	13,356	377,307
Hub Group, Inc., Class A†	24,546	959,012
Matson, Inc.	28,325	683,199
Pacer International, Inc.†	23,438	210,239
PHI, Inc.†	8,348	335,590
Universal Truckload Services, Inc.	3,580	93,080
UTi Worldwide, Inc.	60,218	592,545
XPO Logistics, Inc.†	19,484	612,577

		5,913,502

Transport-Truck - 0.6%

Arkansas Best Corp.	17,063	567,515
Celadon Group, Inc.	13,334	302,682
Forward Air Corp.	20,030	866,498
Heartland Express, Inc.#	30,506	621,712
Knight Transportation, Inc.	38,974	837,161
Marten Transport, Ltd.	15,538	302,836
Patriot Transportation Holding, Inc.†#	4,347	154,971
Quality Distribution, Inc.†	13,965	179,031
Roadrunner Transportation Systems, Inc.†	12,351	290,372
Saia, Inc.†	16,114	556,578
Swift Transportation Co.†#	55,638	1,355,342
Werner Enterprises, Inc.	30,348	784,496
YRC Worldwide, Inc.†	7,177	188,037

		7,007,231

Travel Services - 0.1%

Diamond Resorts International, Inc.†	11,829	215,169
Interval Leisure Group, Inc.	26,130	710,475

		925,644

Venture Capital - 0.1%

GSV Capital Corp.†	12,822	159,121
Hercules Technology Growth Capital, Inc.#	40,851	642,995

		802,116

Veterinary Diagnostics - 0.1%

Aratana Therapeutics, Inc.†	4,388	102,548
Neogen Corp.†	23,814	1,031,622

		1,134,170

Virtual Reality Products - 0.0%

RealD, Inc.†#	26,855	296,748

Vitamins & Nutrition Products - 0.1%

Lifevantage Corp.†#	68,011	90,455
Natural Grocers by Vitamin Cottage, Inc.†#	5,881	239,592
Nature’s Sunshine Products, Inc.	7,237	109,351
Nutraceutical International Corp.†	5,680	148,759
Omega Protein Corp.†	13,217	143,669
Star Scientific, Inc.†#	110,493	98,328
Synutra International, Inc.†#	11,479	84,026
USANA Health Sciences, Inc.†#	3,983	291,436

		1,205,616

Water - 0.3%

American States Water Co.	25,597	768,678
Artesian Resources Corp., Class A	5,032	109,496
California Water Service Group	31,676	744,703
Connecticut Water Service, Inc.	7,176	235,660
Consolidated Water Co., Ltd.	9,712	121,788
Middlesex Water Co.	10,499	212,185
PICO Holdings, Inc.†	15,088	378,859
SJW Corp.	10,269	303,860
York Water Co.	8,582	173,099

		3,048,328

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†#	29,321	131,358
Nuverra Environmental Solutions, Inc.†#	9,466	160,922
Pure Cycle Corp.†#	11,427	71,533

		363,813

Web Hosting/Design - 0.2%

Endurance International Group Holdings, Inc.†#	14,453	218,096
NIC, Inc.	43,043	836,756
Web.com Group, Inc.†	27,820	1,014,039
Wix.com, Ltd.†	5,517	170,475

		2,239,366

Web Portals/ISP - 0.1%

Blucora, Inc.†	27,203	523,386
Towerstream Corp.†#	44,061	116,321
Trulia, Inc.†#	18,375	550,515

		1,190,222

Wire & Cable Products - 0.3%

Belden, Inc.	29,221	2,107,711
Encore Wire Corp.	13,716	717,209
General Cable Corp.	33,023	1,016,448
Insteel Industries, Inc.	11,959	237,984

		4,079,352

Wireless Equipment - 0.6%

Aruba Networks, Inc.†#	75,621	1,550,987
CalAmp Corp.†	23,262	745,314
Gogo, Inc.†#	7,300	152,205
InterDigital, Inc.#	27,310	832,955
RF Micro Devices, Inc.†	186,656	1,321,524
Ruckus Wireless, Inc.†	30,681	429,534
Telenav, Inc.†	11,773	70,756
Tessco Technologies, Inc.	3,632	138,306
Ubiquiti Networks, Inc.†#	8,358	412,969
ViaSat, Inc.†#	26,256	1,751,538

		7,406,088

Wound, Burn & Skin Care - 0.0%

Derma Sciences, Inc.†	9,097	133,635

Total Common Stocks (cost $780,409,028)		1,115,714,700

REGISTERED INVESTMENT COMPANIES - 0.0%

Firsthand Technology Value Fund, Inc.#	6,021	143,842
Capitala Finance Corp.	2,655	53,100

Total Registered Investment Companies (cost $169,263)		196,942

RIGHTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Magnum Hunter Resources Corp. Expires 04/15/2016†# (cost $0)	11,522	0

WARRANTS - 0.0%
Real Estate Management/Services - 0.0%

Tejon Ranch Co. Expires 08/31/2016 (strike price $40.00)† (cost $9,886)	1,364	5,524

Total Long-Term Investment Securities (cost $780,588,177)		1,115,917,166

SHORT-TERM INVESTMENT SECURITIES - 14.4%
Registered Investment Companies - 10.7%

State Street Navigator Securities Lending Prime Portfolio(4)	125,862,103	125,862,103

U.S. Government Treasuries - 3.7%

United States Treasury Bills Disc. Notes 0.01% due 03/06/2014	$10,000,000	9,999,986
0.02% due 04/17/2014	25,000,000	24,999,266
0.04% due 03/20/2014	5,000,000	4,999,906
0.07% due 03/13/2014(5)	3,500,000	3,499,924

		43,499,082

Total Short-Term Investment Securities (cost $169,361,185)		169,361,185

REPURCHASE AGREEMENT - 1.3%

State Street Bank and Trust Co. Joint Repurchase Agreement(6) (cost $15,391,000)	15,391,000	15,391,000

TOTAL INVESTMENTS (cost $965,340,362) (7)	110.6%	1,300,669,351
Liabilities in excess of other assets	(10.6)	(125,086,420)

NET ASSETS	100.0%	$1,175,582,931

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $43,878 representing 0.0% of net assets.
(4)	At February 28, 2014, the Fund had loaned securities with a total value of $122,025,635. This was secured by collateral of $125,862,103, which was received in cash and subsequently invested in short-term investments currently valued at $125,862,103 as reported in the portfolio of investments. The remaining collateral of $1,290,264 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Corp.	1.25%	01/31/2019	$27,913
Federal National Mtg. Assoc.	zero coupon to 1.00%	03/31/2017 to 06/01/2017	53,162
United States Treasury Notes/Bonds	zero coupon to 4.75%	06/30/2014 to 02/15/2043	1,209,189

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 3 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

CVR -	Contingent Value Rights

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2014	Unrealized Appreciation (Depreciation)

513	Long	Russell 2000 Mini Index	March 2014	$57,176,109	$60,631,470	$3,455,361

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Commercial	$74,463,970	$—	$—	$74,463,970
Coal	3,918,622	33,845	—	3,952,467
Medical-Biomedical/Gene	41,474,715	—	10,033	41,484,748
Oil Companies - Exploration & Production	25,846,141	—	0	25,846,141
Real Estate Investment Trusts	84,248,099	—	—	84,248,099
Other Industries*	885,719,275	—	—	885,719,275
Registered Investment Companies	196,942	—	—	196,942
Rights	—	0	—	0
Warrants	5,524	—	—	5,524
Short-Term Investment Securities:
Registered Investment Companies	125,862,103	—	—	125,862,103
U.S. Government Treasuries	—	43,499,082	—	43,499,082
Repurchase Agreement	—	15,391,000	—	15,391,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	3,455,361	—	—	3,455,361

Total Assets	$1,245,190,752	$58,923,927	$10,033	$1,304,124,712

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.6%
Aerospace/Defense - 0.3%

Esterline Technologies Corp.†	6,866	$739,468

Aerospace/Defense-Equipment - 0.9%

AAR Corp.	17,831	515,316
Alliant Techsystems, Inc.#	9,005	1,213,784
Curtiss-Wright Corp.#	7,791	531,034

		2,260,134

Apparel Manufacturers - 0.8%

Delta Apparel, Inc.†#	70,223	1,136,910
Jones Group, Inc.#	62,892	939,607

		2,076,517

Applications Software - 0.7%

Compuware Corp.	38,094	417,129
Epiq Systems, Inc.	13,367	189,544
Progress Software Corp.†#	45,078	1,124,246

		1,730,919

Auto/Truck Parts & Equipment-Original - 0.5%

American Axle & Manufacturing Holdings, Inc.†	68,553	1,325,129

Auto/Truck Parts & Equipment-Replacement - 0.8%

Commercial Vehicle Group, Inc.†#	44,746	399,134
Douglas Dynamics, Inc.#	102,104	1,652,043

		2,051,177

Banks-Commercial - 8.9%

Associated Banc-Corp.#	72,030	1,202,181
BancorpSouth, Inc.#	38,959	932,289
BBCN Bancorp, Inc.	52,029	885,534
Chemical Financial Corp.	6,509	191,950
City National Corp.#	7,295	545,885
First Citizens BancShares, Inc., Class A	26,600	5,968,774
First Horizon National Corp.#	82,050	982,138
First Midwest Bancorp, Inc.	24,240	404,081
FirstMerit Corp.	42,710	886,660
Fulton Financial Corp.#	75,780	932,852
Hancock Holding Co.#	31,155	1,073,601
Independent Bank Corp.#	6,200	228,098
International Bancshares Corp.	11,442	265,226
Lakeland Financial Corp.#	6,770	257,260
NBT Bancorp, Inc.#	10,262	240,952
Prosperity Bancshares, Inc.#	14,097	892,481
TCF Financial Corp.#	135,987	2,192,110
UMB Financial Corp.#	38,367	2,391,799
Umpqua Holdings Corp.#	23,415	416,084
Webster Financial Corp.#	20,860	646,034
WesBanco, Inc.	10,416	310,501
Wintrust Financial Corp.#	21,689	1,003,767

		22,850,257

Batteries/Battery Systems - 0.3%

EnerSys, Inc.#	10,355	735,619

Building & Construction Products-Misc. - 1.5%

Quanex Building Products Corp.#	64,998	1,263,561
Simpson Manufacturing Co., Inc.#	73,232	2,588,751

		3,852,312

Building & Construction-Misc. - 0.1%

Aegion Corp.†#	15,178	351,371

Building-Heavy Construction - 0.4%

Tutor Perini Corp.†	37,563	925,928

Building-Maintenance & Services - 0.2%

ABM Industries, Inc.	22,540	636,304

Building-Mobile Home/Manufactured Housing - 0.4%

Cavco Industries, Inc.†#	13,344	1,046,837

Chemicals-Diversified - 1.0%

Innospec, Inc.	36,510	1,588,550
Olin Corp.#	40,925	1,071,826

		2,660,376

Chemicals-Plastics - 0.9%

A. Schulman, Inc.	69,683	2,421,484

Chemicals-Specialty - 1.0%

Cabot Corp.#	22,734	1,230,819
Sensient Technologies Corp.	26,862	1,408,374

		2,639,193

Circuit Boards - 0.1%

TTM Technologies, Inc.†#	19,581	164,480

Commercial Services - 0.8%

Macquarie Infrastructure Co. LLC	38,782	2,101,209

Commercial Services-Finance - 0.4%

JTH Holding, Inc.†	37,706	953,962

Computer Services - 1.1%

DST Systems, Inc.	10,685	1,004,176
Sykes Enterprises, Inc.†#	90,566	1,782,339

		2,786,515

Computers-Integrated Systems - 0.9%

Brocade Communications Systems, Inc.†	105,468	1,009,329
Netscout Systems, Inc.†	31,518	1,197,053

		2,206,382

Computers-Memory Devices - 1.3%

Imation Corp.†	539,550	3,453,120

Consumer Products-Misc. - 1.9%

Central Garden and Pet Co.†#	52,370	396,441
Central Garden and Pet Co., Class A†#	48,498	356,945
Helen of Troy, Ltd.†	14,842	969,331
Spectrum Brands Holdings, Inc.	10,637	829,792
WD-40 Co.	32,528	2,371,617

		4,924,126

Cosmetics & Toiletries - 0.4%

Elizabeth Arden, Inc.†#	31,020	948,281

Data Processing/Management - 0.2%

CSG Systems International, Inc.#	14,580	408,240

Dental Supplies & Equipment - 0.5%

Patterson Cos., Inc.#	31,085	1,279,459

Disposable Medical Products - 0.5%

ICU Medical, Inc.†	20,217	1,169,756

Distribution/Wholesale - 0.8%

Ingram Micro, Inc., Class A†#	38,999	1,148,520
Owens & Minor, Inc.#	26,304	913,275

		2,061,795

Diversified Manufacturing Operations - 1.9%

Barnes Group, Inc.#	15,541	597,551
Crane Co.	15,198	1,085,441
ITT Corp.	22,345	980,945

Koppers Holdings, Inc.	12,317	487,014
LSB Industries, Inc.†#	21,479	702,149
Trinity Industries, Inc.#	13,560	973,744

		4,826,844

Diversified Operations/Commercial Services - 0.9%

Viad Corp.	93,117	2,239,464

Electric-Integrated - 1.5%

Hawaiian Electric Industries, Inc.#	37,470	952,113
IDACORP, Inc.#	19,965	1,121,833
Portland General Electric Co.#	32,905	1,046,379
TECO Energy, Inc.#	41,850	702,243

		3,822,568

Electronic Components-Misc. - 2.5%

AVX Corp.	66,574	854,144
Celestica, Inc.†	27,190	266,734
GSI Group, Inc.†	62,220	780,861
Jabil Circuit, Inc.#	55,942	1,035,487
Sanmina Corp.†	28,027	475,338
Vishay Intertechnology, Inc.#	220,823	3,122,437

		6,535,001

Electronic Components-Semiconductors - 2.1%

DSP Group, Inc.†	117,801	996,597
Lattice Semiconductor Corp.†#	189,142	1,431,805
Microsemi Corp.†	49,400	1,139,164
QLogic Corp.†	83,450	952,999
SunEdison, Inc.†#	49,423	907,406

		5,427,971

Electronic Design Automation - 0.4%

Mentor Graphics Corp.	47,580	1,029,631

Electronic Measurement Instruments - 0.8%

Itron, Inc.†#	13,775	482,125
Orbotech, Ltd.†	102,216	1,450,445

		1,932,570

Electronic Parts Distribution - 0.2%

Tech Data Corp.†	9,175	528,480

Engineering/R&D Services - 1.2%

EMCOR Group, Inc.	51,771	2,421,847
URS Corp.#	14,580	677,970

		3,099,817

Enterprise Software/Service - 0.6%

ManTech International Corp., Class A#	13,220	386,949
Omnicell, Inc.†	36,987	1,064,486

		1,451,435

Finance-Consumer Loans - 0.1%

Nelnet, Inc., Class A#	7,597	304,792

Finance-Leasing Companies - 0.5%

Aircastle, Ltd.#	66,988	1,319,664

Finance-Mortgage Loan/Banker - 0.3%

Home Loan Servicing Solutions, Ltd.	43,020	882,770

Finance-Other Services - 0.3%

JGWPT Holdings, Inc., Class A†#	34,742	664,267

Food-Canned - 1.4%

TreeHouse Foods, Inc.†#	49,376	3,518,534

Food-Retail - 0.3%

SUPERVALU, Inc.†#	128,248	829,765

Funeral Services & Related Items - 1.1%

Matthews International Corp., Class A#	72,002	2,954,242

Hazardous Waste Disposal - 0.6%

Clean Harbors, Inc.†#	35,012	1,654,667

Human Resources - 0.9%

Insperity, Inc.#	34,313	1,001,597
Korn/Ferry International†	49,236	1,250,102

		2,251,699

Identification Systems - 0.2%

Brady Corp., Class A	14,763	394,910

Insurance Brokers - 0.9%

Brown & Brown, Inc.#	75,890	2,284,289

Insurance-Life/Health - 1.0%

Fidelity & Guaranty Life#	31,382	679,734
Protective Life Corp.	24,915	1,299,068
Symetra Financial Corp.	28,335	558,200

		2,537,002

Insurance-Multi-line - 0.2%

Fortegra Financial Corp.†	81,499	569,678

Insurance-Property/Casualty - 1.2%

Hanover Insurance Group, Inc.	22,485	1,323,017
ProAssurance Corp.	38,440	1,747,483

		3,070,500

Insurance-Reinsurance - 1.9%

Aspen Insurance Holdings, Ltd.	22,005	826,508
Endurance Specialty Holdings, Ltd.#	16,367	853,375
Montpelier Re Holdings, Ltd.#	16,360	466,424
Platinum Underwriters Holdings, Ltd.	10,098	591,945
Validus Holdings, Ltd.#	57,452	2,114,808

		4,853,060

Internet Infrastructure Software - 0.5%

TIBCO Software, Inc.†#	64,943	1,415,108

Investment Companies - 0.5%

Apollo Investment Corp.	40,316	345,105
KKR Financial Holdings LLC	53,047	648,234
Prospect Capital Corp.#	32,273	356,294

		1,349,633

Investment Management/Advisor Services - 1.8%

CIFC Corp.#	52,583	415,406
Federated Investors, Inc., Class B#	15,514	425,084
Janus Capital Group, Inc.#	74,180	830,074
Virtus Investment Partners, Inc.†#	4,041	748,231
Westwood Holdings Group, Inc.	37,143	2,113,808

		4,532,603

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.#	3,599	363,283

Machinery-Electrical - 1.6%

Franklin Electric Co., Inc.	68,766	2,997,510
Regal-Beloit Corp.	14,903	1,098,202

		4,095,712

Machinery-General Industrial - 2.1%

Kadant, Inc.	136,971	5,499,386

Medical Instruments - 0.2%

Integra LifeSciences Holdings Corp.†	12,520	588,941

Medical Products - 1.5%

Haemonetics Corp.†#	47,280	1,724,775
Hill-Rom Holdings, Inc.#	21,064	796,851
West Pharmaceutical Services, Inc.	28,945	1,319,313

		3,840,939

Medical Sterilization Products - 0.6%

STERIS Corp.#	32,229	1,487,368

Medical-Biomedical/Gene - 1.2%

Bio-Rad Laboratories, Inc., Class A†	10,786	1,399,160
Cambrex Corp.†	29,544	592,948
Charles River Laboratories International, Inc.†	16,680	990,959

		2,983,067

Medical-Drugs - 0.2%

Prestige Brands Holdings, Inc.†	16,789	478,319

Medical-HMO - 0.1%

Triple-S Management Corp., Class B†	14,283	239,240

Medical-Hospitals - 0.7%

LifePoint Hospitals, Inc.†	22,005	1,193,771
Select Medical Holdings Corp.	65,530	734,592

		1,928,363

Medical-Nursing Homes - 0.2%

Kindred Healthcare, Inc.#	19,400	420,204

Medical-Outpatient/Home Medical - 0.1%

Gentiva Health Services, Inc.†#	14,597	156,334

Metal Processors & Fabrication - 1.8%

Global Brass & Copper Holdings, Inc.#	14,050	237,867
LB Foster Co., Class A	3,870	179,916
Mueller Industries, Inc.	55,213	3,449,708
Worthington Industries, Inc.#	20,302	809,238

		4,676,729

Miscellaneous Manufacturing - 0.8%

Hillenbrand, Inc.	71,907	2,148,581

Multimedia - 0.4%

Meredith Corp.	20,253	947,840

Networking Products - 0.7%

Ixia†	77,175	953,883
NETGEAR, Inc.†#	24,115	824,251

		1,778,134

Office Supplies & Forms - 0.3%

ACCO Brands Corp.†#	152,600	903,392

Oil & Gas Drilling - 1.1%

Atwood Oceanics, Inc.†#	45,595	2,160,747
Patterson-UTI Energy, Inc.	25,958	755,637

		2,916,384

Oil Companies-Exploration & Production - 3.4%

Bellatrix Exploration, Ltd.†	64,880	495,683
Comstock Resources, Inc.#	69,697	1,377,213
Energy XXI Bermuda, Ltd.#	70,568	1,634,355
EPL Oil & Gas, Inc.†	3,390	102,039
Gran Tierra Energy, Inc.†	66,890	474,250
Penn Virginia Corp.†#	80,387	1,217,863
Stone Energy Corp.†	26,516	952,985
Ultra Petroleum Corp.†#	42,570	1,071,061
Unit Corp.†	22,623	1,389,052

		8,714,501

Oil-Field Services - 1.9%

C&J Energy Services, Inc.†#	22,467	580,772
Cal Dive International, Inc.†#	110,933	196,352
CARBO Ceramics, Inc.#	6,987	866,737
MRC Global, Inc.†	40,685	1,046,418
Steel Excel, Inc.†#	36,914	1,070,506
Superior Energy Services, Inc.	34,012	1,006,415

		4,767,200

Paper & Related Products - 1.6%

Neenah Paper, Inc.	55,467	2,784,998
Schweitzer-Mauduit International, Inc.	27,237	1,310,917

		4,095,915

Precious Metals - 0.3%

Coeur Mining, Inc.†#	65,033	715,363

Publishing-Books - 0.5%

Courier Corp.	47,813	787,480
John Wiley & Sons, Inc., Class A#	10,202	592,022

		1,379,502

Publishing-Newspapers - 1.0%

AH Belo Corp., Class A#	225,415	2,488,582

Real Estate Investment Trusts - 4.9%

Ashford Hospitality Prime, Inc.	6,952	116,446
Ashford Hospitality Trust, Inc.#	57,130	638,713
Associated Estates Realty Corp.	28,191	482,066
Brandywine Realty Trust#	79,485	1,164,455
CBL & Associates Properties, Inc.#	37,580	668,548
CYS Investments, Inc.#	27,557	242,502
Hatteras Financial Corp.	109,785	2,164,960
Hospitality Properties Trust	37,019	981,004
Mack-Cali Realty Corp.#	37,737	839,648
New Residential Investment Corp.#	141,040	901,246
Omega Healthcare Investors, Inc.	31,995	1,022,560
Pennsylvania Real Estate Investment Trust	39,010	731,828
Post Properties, Inc.	35,166	1,706,606
RAIT Financial Trust#	108,268	899,707

		12,560,289

Recreational Centers - 0.2%

Life Time Fitness, Inc.†#	13,490	636,728

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.#	24,850	763,640

Research & Development - 0.4%

PAREXEL International Corp.†	18,628	997,902

Retail-Apparel/Shoe - 1.3%

Abercrombie & Fitch Co., Class A#	19,920	789,430
Christopher & Banks Corp.†#	156,327	1,041,138
Guess?, Inc.#	48,637	1,475,646

		3,306,214

Retail-Discount - 0.3%

Big Lots, Inc.†#	25,150	743,183

Retail-Home Furnishings - 0.3%

Pier 1 Imports, Inc.#	40,743	770,858

Retail-Misc./Diversified - 0.2%

CST Brands, Inc.#	19,760	642,793

Retail-Restaurants - 2.5%

Brinker International, Inc.#	25,435	1,398,925
Denny’s Corp.†#	268,010	1,822,468
DineEquity, Inc.	30,186	2,528,077
Krispy Kreme Doughnuts, Inc.†#	39,738	755,817

		6,505,287

Rubber-Tires - 0.2%

Cooper Tire & Rubber Co.#	20,280	505,580

Savings & Loans/Thrifts - 1.4%

First Niagara Financial Group, Inc.#	174,684	1,584,384
Sterling Bancorp	77,001	988,693
Washington Federal, Inc.	42,975	963,499

		3,536,576

Security Services - 0.4%

Brink’s Co.	34,470	1,048,233

Semiconductor Components-Integrated Circuits - 0.4%

Exar Corp.†#	92,200	1,055,690

Semiconductor Equipment - 0.3%

Entegris, Inc.†	14,530	175,087
Kulicke & Soffa Industries, Inc.†	57,862	667,727

		842,814

Silver Mining - 0.3%

Pan American Silver Corp.	55,484	781,770

Steel-Producers - 0.4%

Steel Dynamics, Inc.	55,307	964,554

Telecom Services - 0.1%

Aviat Networks, Inc.†#	196,465	383,107

Telecommunication Equipment - 0.7%

ARRIS Group, Inc.†#	25,171	722,408
Plantronics, Inc.	23,175	1,028,506

		1,750,914

Textile-Products - 0.4%

Dixie Group, Inc.†	77,122	1,156,830

Transactional Software - 0.8%

ACI Worldwide, Inc.†#	35,471	2,129,324

Transport-Services - 0.6%

Ryder System, Inc.	19,715	1,484,934

Transport-Truck - 1.1%

Forward Air Corp.	62,713	2,712,964

Wire & Cable Products - 0.3%

General Cable Corp.#	28,607	880,523

Total Common Stocks
(cost $192,120,963)		240,815,300

EXCHANGE-TRADED FUNDS - 1.8%

iShares Russell 2000 ETF#	28,872	3,393,038
iShares Russell 2000 Value ETF	12,734	1,273,400

Total Exchange-Traded Funds
(cost $4,076,901)		4,666,438

WARRANTS - 0.0%
Rubber/Plastic Products - 0.0%

Plastec Technologies, Ltd. Expires 11/18/14 (Strike price $11.50)(1)
(cost $0)	19,280	0

Total Long-Term Investment Securities
(cost $196,197,864)		245,481,738

SHORT-TERM INVESTMENT SECURITIES - 16.7%
Registered Investment Companies - 12.2%

State Street Navigator Securities Lending Prime Portfolio(3)	31,458,939	31,458,939

Time Deposits - 4.5%

Euro Time Deposit with State Street Bank and Trust Co.
0.01% due 03/03/2014	$11,420,000	11,420,000

Total Short-Term Investment Securities
(cost $42,878,939)		42,878,939

TOTAL INVESTMENTS
(cost $239,076,803)(2)	112.1%	288,360,677
Other liabilities less assets	(12.1)	(31,082,146)

NET ASSETS	100.0%	$257,278,531

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At February 28, 2014, the Fund had loaned securities with a total value of $32,771,831. This was secured by collateral of $31,458,939, which was received in cash and subsequently invested in short-term investments currently valued at $31,458,939 as reported in the portfolio of investments. Additional collateral of $2,003,143 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Corp.	3.50% to 4.00%	04/25/2040 to 11/15/2040	$ 2,717
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 03/25/2042	93,131
Government National Mtg. Assoc.	1.00% to 4.00%	06/20/2036 to 01/16/2040	6,520
United States Treasury Notes/Bonds	0.13%	12/31/2014 to 01/15/2023	1,900,775

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$22,850,257	$—	$—	$22,850,257
Other Industries*	217,965,043	—	—	217,965,043
Exchange Traded Funds	4,666,438	—	—	4,666,438
Warrants	0	—	—	0
Short-Term Investment Securities:
Registered Investment Companies	31,458,939	—	—	31,458,939
Time Deposits	—	11,420,000	—	11,420,000

Total	$276,940,677	$11,420,000	$—	$288,360,677

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments.

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.6%
Aerospace/Defense - 0.6%

Aerovironment, Inc.†#	27,098	$846,542

Apparel Manufacturers - 2.6%

Carter’s, Inc.	18,153	1,367,466
Under Armour, Inc., Class A†#	17,595	1,990,874

		3,358,340

Applications Software - 3.4%
InterXion Holding NV†	57,969	1,390,676
NetSuite, Inc.†#	15,652	1,801,389
ServiceNow, Inc.†#	17,403	1,184,448

		4,376,513

Athletic Equipment - 0.5%

Black Diamond, Inc.†#	62,182	657,886

Auto/Truck Parts & Equipment-Original - 0.6%

Gentherm, Inc.†#	27,664	782,338

Banks-Commercial - 2.1%

Eagle Bancorp, Inc.†	41,259	1,413,533
First Republic Bank	25,403	1,320,194

		2,733,727

Banks-Super Regional - 0.8%

Independent Bank Group, Inc.#	19,549	1,050,563

Building-Residential/Commercial - 1.4%

M/I Homes, Inc.†#	73,015	1,818,073

Chemicals-Specialty - 1.2%

International Flavors & Fragrances, Inc.	16,267	1,525,682

Commercial Services - 4.1%

Healthcare Services Group, Inc.#	96,807	2,607,012
HMS Holdings Corp.†#	72,858	1,490,675
Quanta Services, Inc.†	35,224	1,240,237

		5,337,924

Commercial Services-Finance - 2.6%

EVERTEC, Inc.#	52,366	1,270,399
FleetCor Technologies, Inc.†	16,809	2,183,994

		3,454,393

Communications Software - 0.4%

SolarWinds, Inc.†	12,374	571,431

Computers-Periphery Equipment - 0.7%

Electronics for Imaging, Inc.†	21,512	959,435

Cruise Lines - 1.1%

Norwegian Cruise Line Holdings, Ltd.†#	41,927	1,436,838

Data Processing/Management - 0.9%

CommVault Systems, Inc.†#	17,279	1,190,178

Decision Support Software - 1.3%

MSCI, Inc.†#	39,995	1,748,181

Diagnostic Equipment - 1.4%

Cepheid, Inc.†#	33,923	1,820,308

Drug Delivery Systems - 0.3%

Revance Therapeutics, Inc.†#	13,066	351,867

Electronic Components-Semiconductors - 1.5%

Xilinx, Inc.#	36,945	1,928,529

Electronic Connectors - 1.1%

Amphenol Corp., Class A#	16,725	1,472,134

Enterprise Software/Service - 1.0%

Guidewire Software, Inc.†#	23,997	1,286,479

Finance-Consumer Loans - 1.5%

SLM Corp.	80,607	1,929,732

Financial Guarantee Insurance - 0.8%

MGIC Investment Corp.†#	111,221	996,540

Food-Canned - 1.1%

TreeHouse Foods, Inc.†	20,553	1,464,607

Food-Misc./Diversified - 1.7%

Hain Celestial Group, Inc.†#	25,043	2,236,340

Footwear & Related Apparel - 0.6%

Deckers Outdoor Corp.†#	11,221	834,281

Hazardous Waste Disposal - 0.4%

Stericycle, Inc.†	4,355	496,470

Health Care Cost Containment - 0.9%

ExamWorks Group, Inc.†	33,570	1,221,277

Industrial Gases - 1.3%

Airgas, Inc.#	15,529	1,674,026

Instruments-Controls - 2.3%

Mettler-Toledo International, Inc.†	2,527	621,035
Sensata Technologies Holding NV†	59,045	2,399,589

		3,020,624

Instruments-Scientific - 1.1%

PerkinElmer, Inc.	30,858	1,398,485

Internet Content-Entertainment - 1.4%

Pandora Media, Inc.†#	49,667	1,858,539

Internet Infrastructure Software - 0.4%

Mavenir Systems, Inc.†	30,355	468,985

Machine Tools & Related Products - 1.1%

Kennametal, Inc.#	34,006	1,487,422

Machinery-General Industrial - 1.6%

IDEX Corp.	18,594	1,395,852
Roper Industries, Inc.	5,084	689,492

		2,085,344

Machinery-Pumps - 1.9%

Graco, Inc.	32,072	2,502,578

Medical Instruments - 1.3%

Bruker Corp.†	26,707	607,317
DexCom, Inc.†	22,766	1,026,747

		1,634,064

Medical Products - 2.7%

CareFusion Corp.†	30,575	1,239,205
Henry Schein, Inc.†#	9,987	1,188,852
Teleflex, Inc.#	4,869	496,589
Tornier NV†	33,299	639,341

		3,563,987

Medical-Biomedical/Gene - 3.8%

Achillion Pharmaceuticals, Inc.†#	99,777	349,219
Five Prime Therapeutics, Inc.†#	27,256	380,494
Foundation Medicine, Inc.†#	8,536	304,138
Incyte Corp., Ltd.†#	11,523	740,468
Medivation, Inc.†#	14,649	1,053,410
Stemline Therapeutics, Inc.†#	11,514	297,752
Synageva BioPharma Corp.†#	5,892	675,636
Ultragenyx Pharmaceutical, Inc.†	6,749	376,324

Vertex Pharmaceuticals, Inc.†	9,635	779,086

		4,956,527

Medical-Drugs - 1.9%

Clovis Oncology, Inc.†	6,723	535,285
Ophthotech Corp.†#	11,629	391,548
Regulus Therapeutics, Inc.†#	42,025	471,941
Sagent Pharmaceuticals, Inc.†#	27,209	575,743
Swedish Orphan Biovitrum AB ADR†(3)	37,844	494,243

		2,468,760

Medical-Hospitals - 0.8%

Acadia Healthcare Co., Inc.†#	21,912	1,083,329

MRI/Medical Diagnostic Imaging - 0.8%

Surgical Care Affiliates, Inc.†#	32,236	980,619

Multimedia - 0.0%

RLJ Entertainment, Inc.†	11,320	49,808

Networking Products - 0.5%

Calix, Inc.†#	79,816	634,537

Non-Hazardous Waste Disposal - 0.7%

Waste Connections, Inc.	22,408	969,594

Office Furnishings-Original - 0.8%

Interface, Inc.	52,090	1,003,253

Office Supplies & Forms - 0.5%

Avery Dennison Corp.	13,171	656,179

Oil Companies-Exploration & Production - 2.9%

Laredo Petroleum, Inc.†#	32,741	854,213
Rex Energy Corp.†#	28,185	535,515
Rosetta Resources, Inc.†#	10,047	445,785
Whiting Petroleum Corp.†	28,014	1,924,842

		3,760,355

Oil Field Machinery & Equipment - 1.8%

Dril-Quip, Inc.†	21,767	2,341,259

Oil-Field Services - 0.8%

Core Laboratories NV	5,350	1,006,067

Physicians Practice Management - 1.1%

MEDNAX, Inc.†	24,106	1,466,127

Power Converter/Supply Equipment - 1.6%

Hubbell, Inc., Class B#	17,215	2,057,881

Real Estate Management/Services - 3.4%

CBRE Group, Inc., Class A†	104,000	2,906,800
HFF, Inc., Class A	45,934	1,465,295

		4,372,095

Retail-Apparel/Shoe - 4.2%

Burlington Stores, Inc.†	36,596	997,241
Kate Spade & Co.†#	70,546	2,414,084
PVH Corp.#	16,653	2,105,439

		5,516,764

Retail-Building Products - 0.9%

Lumber Liquidators Holdings, Inc.†#	11,222	1,203,896

Retail-Home Furnishings - 1.2%

Restoration Hardware Holdings, Inc.†#	22,205	1,503,723

Retail-Misc./Diversified - 1.3%

Five Below, Inc.†#	43,278	1,667,934

Retail-Pet Food & Supplies - 0.9%

PetSmart, Inc.#	17,467	1,171,337

Retail-Restaurants - 3.9%

Bloomin’ Brands, Inc.†#	38,721	973,446
Chuy’s Holdings, Inc.†#	24,768	986,014
Jack in the Box, Inc.†	16,844	967,688
Panera Bread Co., Class A†#	6,921	1,254,916
Tim Hortons, Inc.	15,796	856,933

		5,038,997

Retail-Sporting Goods - 1.1%

Dick’s Sporting Goods, Inc.#	26,237	1,408,140

Seismic Data Collection - 0.7%

Geospace Technologies Corp.†#	11,684	896,981

Semiconductor Components-Integrated Circuits - 1.6%

Hittite Microwave Corp.	21,496	1,267,834
Linear Technology Corp.#	16,252	761,244

		2,029,078

Soap & Cleaning Preparation - 0.9%

Church & Dwight Co., Inc.#	17,764	1,207,597

Telecom Equipment-Fiber Optics - 1.3%

IPG Photonics Corp.†#	24,277	1,742,360

Telecom Services - 1.3%

tw telecom, Inc.†	55,910	1,711,405

Therapeutics - 1.3%

Neurocrine Biosciences, Inc.†#	22,827	402,440
Pharmacyclics, Inc.†#	8,894	1,233,242

		1,635,682

Transport-Truck - 1.3%

Roadrunner Transportation Systems, Inc.†	73,317	1,723,683

Veterinary Diagnostics - 0.3%

Aratana Therapeutics, Inc.†	16,152	377,472

Web Hosting/Design - 1.4%

Equinix, Inc.†#	9,884	1,877,565

Wireless Equipment - 1.9%

SBA Communications Corp., Class A†#	26,428	2,515,153

Total Long-Term Investment Securities
(cost $110,569,552)		128,614,819

SHORT-TERM INVESTMENT SECURITIES - 12.0%
Registered Investment Companies - 12.0%

SSgA U.S. Government Money Market Fund	1,489,310	1,489,310
State Street Navigator Securities Lending Prime Portfolio(1)	14,148,793	14,148,793

Total Short-Term Investment Securities
(cost $15,638,103)		15,638,103

TOTAL INVESTMENTS
(cost $126,207,655)(2)	110.6%	144,252,922
Liabilities in excess of other assets	(10.6)	(13,830,974)

NET ASSETS	100.0%	$130,421,948

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At February 28, 2014, the Fund had loaned securities with a total value of $13,936,897. This was secured by collateral of $14,148,793, which was received in cash and subsequently invested in short-term investments currently valued at $14,148,793 as reported in the portfolio of investments. Additional collateral of $540,224 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal National Mtg. Assoc.	3.00% to 4.00%	10/25/2029 to 05/25/2042	$460,092
Government National Mtg. Assoc.	0.55% to 4.00%	06/20/2036 to 01/16/2040	80,132

(2)	See Note 5 for cost of investments on a tax basis.
(3)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $494,243 representing 0.4% of net assets.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$128,614,819	$—	$—	$128,614,819
Short-Term Investment Securities:
Registered Investment Companies	15,638,103	—	—	15,638,103

Total	$144,252,922	$—	$—	$144,252,922

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.5%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	108,300	$1,919,076
Omnicom Group, Inc.	67,024	5,072,376

		6,991,452

Aerospace/Defense - 1.4%

Boeing Co.	179,944	23,198,381
General Dynamics Corp.	87,073	9,537,976
Lockheed Martin Corp.	70,071	11,372,523
Northrop Grumman Corp.	57,786	6,993,840
Raytheon Co.	83,142	8,140,433
Rockwell Collins, Inc.#	35,183	2,904,005

		62,147,158

Aerospace/Defense-Equipment - 0.6%

United Technologies Corp.	219,746	25,714,677

Agricultural Chemicals - 0.5%

CF Industries Holdings, Inc.	14,938	3,747,944
Monsanto Co.	136,899	15,061,628
Mosaic Co.	88,743	4,335,983

		23,145,555

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	171,296	6,954,618

Airlines - 0.3%

Delta Air Lines, Inc.	222,694	7,395,668
Southwest Airlines Co.	181,320	4,068,821

		11,464,489

Apparel Manufacturers - 0.3%

Michael Kors Holdings, Ltd.†	46,681	4,576,138
Ralph Lauren Corp.	15,527	2,501,089
VF Corp.	91,593	5,366,434

		12,443,661

Appliances - 0.1%

Whirlpool Corp.	20,441	2,956,382

Applications Software - 2.2%

Citrix Systems, Inc.†	48,548	2,915,308
Intuit, Inc.	74,100	5,790,915
Microsoft Corp.	1,977,227	75,747,566
Red Hat, Inc.†	49,334	2,910,213
Salesforce.com, Inc.†#	144,368	9,004,232

		96,368,234

Athletic Footwear - 0.3%

NIKE, Inc., Class B	194,489	15,228,489

Audio/Video Products - 0.0%

Harman International Industries, Inc.#	17,591	1,842,305

Auto-Cars/Light Trucks - 0.6%

Ford Motor Co.	1,026,597	15,799,328
General Motors Co.	339,302	12,282,732

		28,082,060

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	92,183	6,069,329

Auto/Truck Parts & Equipment-Original - 0.4%

BorgWarner, Inc.	59,260	3,641,527
Delphi Automotive PLC	72,921	4,854,351
Johnson Controls, Inc.	178,273	8,806,686

		17,302,564

Banks-Commercial - 0.4%

BB&T Corp.	183,482	6,935,620
M&T Bank Corp.#	33,905	3,952,984
Regions Financial Corp.	358,513	3,814,578
Zions Bancorporation	48,057	1,499,378

		16,202,560

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	298,957	9,566,624
Northern Trust Corp.	58,474	3,616,617
State Street Corp.	114,295	7,505,753

		20,688,994

Banks-Super Regional - 2.7%

Capital One Financial Corp.	150,068	11,019,493
Comerica, Inc.#	47,565	2,291,682
Fifth Third Bancorp	229,770	4,984,860
Huntington Bancshares, Inc.	218,308	2,080,475
KeyCorp	233,407	3,073,970
PNC Financial Services Group, Inc.	138,471	11,324,159
SunTrust Banks, Inc.	139,356	5,250,934
US Bancorp	475,364	19,556,475
Wells Fargo & Co.	1,247,621	57,914,567

		117,496,615

Beverages-Non-alcoholic - 1.8%

Coca-Cola Co.	988,466	37,759,401
Coca-Cola Enterprises, Inc.	62,798	2,956,530
Dr Pepper Snapple Group, Inc.	52,184	2,719,308
Monster Beverage Corp.†	35,379	2,618,046
PepsiCo, Inc.	399,199	31,963,864

		78,017,149

Beverages-Wine/Spirits - 0.2%

Beam, Inc.	42,455	3,522,067
Brown-Forman Corp., Class B#	42,160	3,533,008
Constellation Brands, Inc., Class A†	43,339	3,511,759

		10,566,834

Brewery - 0.1%

Molson Coors Brewing Co., Class B#	41,177	2,340,089

Broadcast Services/Program - 0.2%

Discovery Communications, Inc., Class A†	58,769	4,896,633
Scripps Networks Interactive, Inc., Class A#	28,500	2,315,340

		7,211,973

Building Products-Cement - 0.1%

Vulcan Materials Co.#	33,807	2,296,509

Building Products-Wood - 0.0%

Masco Corp.	92,871	2,168,538

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.#	74,002	1,817,489
Lennar Corp., Class A#	45,736	2,006,896
PulteGroup, Inc.#	89,726	1,883,349

		5,707,734

Cable/Satellite TV - 1.3%

Cablevision Systems Corp., Class A#	55,722	980,707
Comcast Corp., Class A	678,305	35,061,586
DIRECTV†	127,169	9,868,314

Time Warner Cable, Inc.	73,412	10,303,374

		56,213,981

Casino Hotels - 0.1%

Wynn Resorts, Ltd.	21,031	5,099,807

Casino Services - 0.0%

International Game Technology	64,764	977,289

Chemicals-Diversified - 1.2%

Dow Chemical Co.	315,664	15,375,993
E.I. du Pont de Nemours & Co.	241,072	16,060,217
FMC Corp.	34,691	2,677,451
LyondellBasell Industries NV, Class A	113,706	10,015,225
PPG Industries, Inc.	36,952	7,309,845

		51,438,731

Chemicals-Specialty - 0.4%

Eastman Chemical Co.	40,096	3,505,593
Ecolab, Inc.	70,562	7,603,056
International Flavors & Fragrances, Inc.	21,227	1,990,880
Sigma-Aldrich Corp.#	31,153	2,941,155

		16,040,684

Coal - 0.1%

CONSOL Energy, Inc.#	59,555	2,388,155
Peabody Energy Corp.#	70,267	1,233,889

		3,622,044

Coatings/Paint - 0.1%

Sherwin-Williams Co.	22,407	4,492,155

Commercial Services - 0.1%

Cintas Corp.#	26,239	1,591,658
Iron Mountain, Inc.#	44,322	1,205,558
Quanta Services, Inc.†	56,214	1,979,295

		4,776,511

Commercial Services-Finance - 1.2%

Alliance Data Systems Corp.†#	12,677	3,614,339
Automatic Data Processing, Inc.	125,302	9,745,990
Equifax, Inc.#	31,645	2,217,049
H&R Block, Inc.	71,152	2,251,249
MasterCard, Inc., Class A	269,270	20,927,664
McGraw Hill Financial, Inc.	70,464	5,613,162
Moody’s Corp.	49,236	3,889,644
Total System Services, Inc.	43,438	1,323,122
Western Union Co.#	143,778	2,405,406

		51,987,625

Computer Aided Design - 0.1%

Autodesk, Inc.†	58,671	3,077,881

Computer Services - 1.7%

Accenture PLC, Class A	165,497	13,794,175
Cognizant Technology Solutions Corp., Class A†	78,719	8,191,499
Computer Sciences Corp.	38,327	2,422,266
International Business Machines Corp.	265,641	49,188,744

		73,596,684

Computer Software - 0.1%

Akamai Technologies, Inc.†	46,583	2,847,619

Computers - 3.1%

Apple, Inc.	234,193	123,241,724
Hewlett-Packard Co.	500,228	14,946,813

		138,188,537

Computers-Integrated Systems - 0.0%

Teradata Corp.†	42,553	1,954,034

Computers-Memory Devices - 0.7%

EMC Corp.	535,607	14,123,956
NetApp, Inc.	88,743	3,586,105
SanDisk Corp.	58,769	4,366,537
Seagate Technology PLC	84,911	4,431,505
Western Digital Corp.	54,838	4,770,358

		31,278,461

Consumer Products-Misc. - 0.3%

Clorox Co.#	33,610	2,933,481
Kimberly-Clark Corp.	99,357	10,964,045

		13,897,526

Containers-Metal/Glass - 0.1%

Ball Corp.	37,639	2,091,223
Owens-Illinois, Inc.†	42,946	1,456,728

		3,547,951

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.#	26,829	1,053,843
Sealed Air Corp.	51,103	1,739,546

		2,793,389

Cosmetics & Toiletries - 1.7%

Avon Products, Inc.#	112,919	1,746,857
Colgate-Palmolive Co.	228,788	14,374,750
Estee Lauder Cos., Inc., Class A	66,631	4,586,878
Procter & Gamble Co.	707,493	55,651,399

		76,359,884

Cruise Lines - 0.1%

Carnival Corp.#	114,000	4,521,240

Data Processing/Management - 0.3%

Dun & Bradstreet Corp.#	9,925	984,659
Fidelity National Information Services, Inc.	75,771	4,213,626
Fiserv, Inc.†	67,122	3,896,432
Paychex, Inc.#	84,616	3,533,564

		12,628,281

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.	37,148	1,685,776
Patterson Cos., Inc.#	21,719	893,954

		2,579,730

Dialysis Centers - 0.1%

DaVita HealthCare Partners, Inc.†	45,993	3,161,099

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	20,244	2,918,375

Distribution/Wholesale - 0.3%

Fastenal Co.#	71,054	3,353,038
Fossil Group, Inc.†	12,775	1,467,975
Genuine Parts Co.#	40,195	3,540,778

WW Grainger, Inc.	16,117	4,110,157

		12,471,948

Diversified Banking Institutions - 3.8%

Bank of America Corp.	2,776,118	45,889,231
Citigroup, Inc.	789,456	38,391,245
Goldman Sachs Group, Inc.	109,676	18,255,570
JPMorgan Chase & Co.	978,442	55,595,074
Morgan Stanley	360,576	11,105,741

		169,236,861

Diversified Manufacturing Operations - 3.2%

3M Co.	166,480	22,429,850
Danaher Corp.	156,063	11,937,259
Dover Corp.	44,322	4,179,565
Eaton Corp. PLC	123,533	9,229,150
General Electric Co.	2,633,322	67,070,711
Illinois Tool Works, Inc.	106,237	8,764,553
Ingersoll-Rand PLC	69,776	4,266,105
Leggett & Platt, Inc.#	36,755	1,177,998
Parker Hannifin Corp.	38,819	4,679,630
Pentair, Ltd.	51,890	4,193,231
Textron, Inc.#	73,216	2,906,675

		140,834,727

Diversified Operations - 0.1%

Leucadia National Corp.	81,569	2,279,038

E-Commerce/Products - 1.2%

Amazon.com, Inc.†	96,507	34,945,185
eBay, Inc.†	303,281	17,823,824

		52,769,009

E-Commerce/Services - 0.7%

Expedia, Inc.#	26,829	2,106,881
Netflix, Inc.†	15,429	6,875,625
priceline.com, Inc.†	13,365	18,027,247
TripAdvisor, Inc.†#	28,795	2,886,411

		29,896,164

Electric Products-Misc. - 0.3%

AMETEK, Inc.	63,683	3,390,483
Emerson Electric Co.	183,187	11,954,784

		15,345,267

Electric-Generation - 0.1%

AES Corp.	170,903	2,332,826

Electric-Integrated - 2.5%

Ameren Corp.	63,191	2,553,548
American Electric Power Co., Inc.	126,875	6,369,125
CMS Energy Corp.	69,186	1,966,958
Consolidated Edison, Inc.#	76,262	4,274,485
Dominion Resources, Inc.	151,051	10,482,939
DTE Energy Co.	45,993	3,300,458
Duke Energy Corp.	183,777	13,026,114
Edison International	84,812	4,441,604
Entergy Corp.	46,386	2,960,355
Exelon Corp.#	222,989	6,781,096
FirstEnergy Corp.#	108,890	3,351,634
Integrys Energy Group, Inc.#	20,736	1,187,551
NextEra Energy, Inc.	112,133	10,247,835
Northeast Utilities	81,962	3,643,211
Pepco Holdings, Inc.#	64,960	1,324,534
PG&E Corp.	116,949	5,152,773
Pinnacle West Capital Corp.	28,598	1,591,479
PPL Corp.	164,023	5,296,303
Public Service Enterprise Group, Inc.	131,690	4,827,755
SCANA Corp.#	36,558	1,809,621
Southern Co.#	229,475	9,718,266
TECO Energy, Inc.#	53,167	892,142
Wisconsin Energy Corp.#	58,965	2,592,101
Xcel Energy, Inc.	129,528	3,923,403

		111,715,290

Electronic Components-Misc. - 0.2%

Garmin, Ltd.#	32,038	1,719,159
Jabil Circuit, Inc.	48,155	891,349
TE Connectivity, Ltd.	106,826	6,257,867

		8,868,375

Electronic Components-Semiconductors - 1.6%

Altera Corp.	83,535	3,033,156
Broadcom Corp., Class A	140,437	4,173,788
First Solar, Inc.†#	18,377	1,048,775
Intel Corp.#	1,293,811	32,034,760
LSI Corp.	141,813	1,572,706
Microchip Technology, Inc.#	51,595	2,350,152
Micron Technology, Inc.†#	273,798	6,623,174
NVIDIA Corp.#	150,559	2,767,274
Texas Instruments, Inc.	284,903	12,809,239
Xilinx, Inc.	69,874	3,647,423

		70,060,447

Electronic Connectors - 0.1%

Amphenol Corp., Class A	41,177	3,624,400

Electronic Forms - 0.2%

Adobe Systems, Inc.†	120,978	8,300,301

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	86,090	4,901,104
FLIR Systems, Inc.	36,853	1,258,161

		6,159,265

Electronic Security Devices - 0.1%

Allegion PLC	23,291	1,265,866
Tyco International, Ltd.	121,076	5,106,986

		6,372,852

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.#	23,095	2,665,163

Engineering/R&D Services - 0.1%

Fluor Corp.	42,553	3,305,942
Jacobs Engineering Group, Inc.†	34,298	2,080,174

		5,386,116

Engines-Internal Combustion - 0.1%

Cummins, Inc.	45,305	6,610,906

Enterprise Software/Service - 0.9%

CA, Inc.	84,616	2,834,636
Oracle Corp.	913,383	35,722,409

		38,557,045

Entertainment Software - 0.1%

Electronic Arts, Inc.†	80,488	2,301,152

Filtration/Separation Products - 0.1%

Pall Corp.	28,795	2,476,370

Finance-Consumer Loans - 0.1%

SLM Corp.	113,509	2,717,405

Finance-Credit Card - 1.3%

American Express Co.	239,794	21,888,396
Discover Financial Services	124,713	7,156,032
Visa, Inc., Class A	132,575	29,953,996

		58,998,424

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	302,004	8,006,126
E*TRADE Financial Corp.†	74,788	1,680,486

		9,686,612

Finance-Other Services - 0.3%

CME Group, Inc.	82,060	6,057,669
IntercontinentalExchange Group, Inc.	29,974	6,259,770
NASDAQ OMX Group, Inc.	30,072	1,154,464

		13,471,903

Food-Confectionery - 0.1%

Hershey Co.#	39,015	4,128,567
J.M. Smucker Co.	27,320	2,732,273

		6,860,840

Food-Meat Products - 0.1%

Hormel Foods Corp.	34,986	1,660,086
Tyson Foods, Inc., Class A	70,660	2,787,537

		4,447,623

Food-Misc./Diversified - 1.0%

Campbell Soup Co.#	46,779	2,025,998
ConAgra Foods, Inc.	109,775	3,117,610
General Mills, Inc.	165,104	8,260,153
Kellogg Co.	66,926	4,061,739
Kraft Foods Group, Inc.	155,080	8,571,272
McCormick & Co., Inc.	34,396	2,283,894
Mondelez International, Inc., Class A	456,494	15,534,491

		43,855,157

Food-Retail - 0.3%

Kroger Co.	135,425	5,679,725
Safeway, Inc.	64,272	2,406,986
Whole Foods Market, Inc.	96,900	5,237,445

		13,324,156

Food-Wholesale/Distribution - 0.1%

Sysco Corp.#	151,346	5,451,483

Gas-Distribution - 0.3%

AGL Resources, Inc.	30,957	1,456,217
CenterPoint Energy, Inc.	111,543	2,637,992
NiSource, Inc.	81,569	2,840,233
Sempra Energy	59,162	5,589,034

		12,523,476

Gold Mining - 0.1%

Newmont Mining Corp.	129,626	3,015,101

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†	22,308	2,543,112

Home Decoration Products - 0.1%

Newell Rubbermaid, Inc.	74,788	2,401,443

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	58,474	3,171,045
Starwood Hotels & Resorts Worldwide, Inc.	49,826	4,108,652
Wyndham Worldwide Corp.	33,905	2,470,996

		9,750,693

Human Resources - 0.0%

Robert Half International, Inc.	36,067	1,476,583

Independent Power Producers - 0.1%

NRG Energy, Inc.	84,223	2,448,363

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	36,067	4,430,470

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	55,034	6,676,725
Airgas, Inc.	17,296	1,864,509
Praxair, Inc.	76,655	9,993,512

		18,534,746

Instruments-Controls - 0.4%

Honeywell International, Inc.	204,218	19,286,348

Instruments-Scientific - 0.4%

PerkinElmer, Inc.#	29,286	1,327,241
Thermo Fisher Scientific, Inc.	103,150	12,846,301
Waters Corp.†	22,112	2,463,277

		16,636,819

Insurance Brokers - 0.3%

Aon PLC	78,326	6,704,706
Marsh & McLennan Cos., Inc.	142,795	6,877,007

		13,581,713

Insurance-Life/Health - 0.6%

Aflac, Inc.	121,273	7,771,174
Lincoln National Corp.	68,302	3,423,979
Principal Financial Group, Inc.	71,250	3,231,188
Prudential Financial, Inc.	120,487	10,190,790
Torchmark Corp.#	23,488	1,820,555
Unum Group	68,007	2,365,283

		28,802,969

Insurance-Multi-line - 1.4%

ACE, Ltd.	88,547	8,666,095
Allstate Corp.	118,423	6,425,632
American International Group, Inc.(1)	383,180	19,070,868
Assurant, Inc.	18,967	1,244,804
Cincinnati Financial Corp.	38,327	1,796,770
Genworth Financial, Inc., Class A†	128,644	1,999,128
Hartford Financial Services Group, Inc.	116,359	4,094,673
Loews Corp.	79,604	3,461,182
MetLife, Inc.	291,783	14,784,645
XL Group PLC	73,609	2,237,714

		63,781,511

Insurance-Property/Casualty - 0.4%

Chubb Corp.	65,550	5,734,314
Progressive Corp.	143,680	3,518,723

Travelers Cos., Inc.	94,738	7,942,834

		17,195,871

Insurance-Reinsurance - 1.2%

Berkshire Hathaway, Inc., Class B†	468,484	54,241,077

Internet Content-Entertainment - 0.7%

Facebook, Inc., Class A†	428,093	29,307,247

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†#	20,244	2,274,211

Internet Security - 0.1%

Symantec Corp.	181,123	3,890,522
VeriSign, Inc.†#	33,512	1,846,846

		5,737,368

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	50,612	5,516,202
BlackRock, Inc.	33,119	10,095,996
Franklin Resources, Inc.#	105,057	5,594,285
Invesco, Ltd.	115,376	3,957,397
Legg Mason, Inc.#	27,615	1,269,185
T. Rowe Price Group, Inc.	67,909	5,512,174

		31,945,239

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.#	165,596	16,057,844
Joy Global, Inc.#	27,615	1,518,825

		17,576,669

Machinery-Farming - 0.2%

Deere & Co.#	99,652	8,563,096

Machinery-General Industrial - 0.1%

Roper Industries, Inc.	25,846	3,505,234

Machinery-Pumps - 0.1%

Flowserve Corp.	36,264	2,944,999
Xylem, Inc.	48,057	1,891,043

		4,836,042

Medical Information Systems - 0.1%

Cerner Corp.†	76,852	4,716,407

Medical Instruments - 0.7%

Boston Scientific Corp.†	347,506	4,552,329
Edwards Lifesciences Corp.†#	28,500	1,988,160
Intuitive Surgical, Inc.†	9,925	4,414,938
Medtronic, Inc.	259,843	15,398,296
St Jude Medical, Inc.	75,967	5,114,098

		31,467,821

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†#	22,701	2,123,452
Quest Diagnostics, Inc.#	37,836	2,005,308

		4,128,760

Medical Products - 0.9%

Baxter International, Inc.	141,223	9,814,999
Becton Dickinson and Co.	50,514	5,820,223
CareFusion Corp.†	55,034	2,230,528
Covidien PLC	119,700	8,612,415
Hospira, Inc.†	43,143	1,867,229
Stryker Corp.	76,852	6,166,604
Varian Medical Systems, Inc.†#	27,517	2,306,750
Zimmer Holdings, Inc.	44,519	4,177,663

		40,996,411

Medical-Biomedical/Gene - 2.6%

Alexion Pharmaceuticals, Inc.†	51,005	9,017,684
Amgen, Inc.	196,258	24,339,917
Biogen Idec, Inc.†	61,521	20,958,974
Celgene Corp.†	107,219	17,235,454
Gilead Sciences, Inc.†	399,101	33,041,572
Regeneron Pharmaceuticals, Inc.†	20,441	6,796,633
Vertex Pharmaceuticals, Inc.†	60,833	4,918,956

		116,309,190

Medical-Drugs - 5.9%

Abbott Laboratories	402,442	16,009,143
AbbVie, Inc.	414,039	21,078,725
Allergan, Inc.	77,343	9,822,561
Bristol-Myers Squibb Co.	428,584	23,044,962
Eli Lilly & Co.	258,074	15,383,791
Forest Laboratories, Inc.†	61,717	6,021,728
Johnson & Johnson	734,323	67,645,835
Merck & Co., Inc.	760,464	43,338,843
Pfizer, Inc.	1,686,820	54,163,790
Zoetis, Inc.	130,138	4,036,881

		260,546,259

Medical-Generic Drugs - 0.5%

Actavis PLC†	45,305	10,004,250
Mylan, Inc.†#	99,652	5,537,662
Perrigo Co. PLC	34,593	5,688,473

		21,230,385

Medical-HMO - 1.0%

Aetna, Inc.	95,623	6,952,748
Cigna Corp.	71,938	5,725,545
Humana, Inc.	40,588	4,564,527
UnitedHealth Group, Inc.	262,005	20,245,126
WellPoint, Inc.	76,852	6,962,023

		44,449,969

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†#	25,846	1,140,326

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	59,850	4,060,822
Cardinal Health, Inc.	88,842	6,354,868
McKesson Corp.	59,752	10,579,092

		20,994,782

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	37,836	9,757,148

Metal-Aluminum - 0.1%

Alcoa, Inc.#	278,417	3,268,616

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	270,162	8,812,684

Metal-Iron - 0.0%

Cliffs Natural Resources, Inc.#	39,900	799,197

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	57,590	3,804,395

Multimedia - 1.7%

Time Warner, Inc.	235,470	15,807,101
Twenty-First Century Fox, Inc., Class A	510,743	17,130,320
Viacom, Inc., Class B	105,647	9,268,412
Walt Disney Co.	425,341	34,371,806

		76,577,639

Networking Products - 0.7%

Cisco Systems, Inc.	1,391,597	30,336,815

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	70,267	2,396,807
Waste Management, Inc.	113,607	4,714,691

		7,111,498

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.#	52,578	1,338,110
Xerox Corp.	301,217	3,310,375

		4,648,485

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	25,158	1,253,372

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.#	18,082	855,279
Ensco PLC, Class A	60,833	3,203,466
Helmerich & Payne, Inc.#	27,910	2,756,112
Nabors Industries, Ltd.#	67,614	1,556,474
Noble Corp. PLC	65,943	2,047,530
Rowan Cos. PLC, Class A†	32,333	1,078,629
Transocean, Ltd.#	88,252	3,741,885

		15,239,375

Oil Companies-Exploration & Production - 2.7%

Anadarko Petroleum Corp.	131,002	11,025,128
Apache Corp.	103,878	8,236,487
Cabot Oil & Gas Corp.	109,578	3,835,230
Chesapeake Energy Corp.#	131,592	3,409,549
ConocoPhillips	318,907	21,207,316
Denbury Resources, Inc.#	95,426	1,561,169
Devon Energy Corp.	99,357	6,400,578
EOG Resources, Inc.	71,054	13,459,049
EQT Corp.	39,212	4,010,995
Newfield Exploration Co.†#	35,477	1,000,097
Noble Energy, Inc.	93,559	6,433,117
Occidental Petroleum Corp.	209,820	20,251,826
Pioneer Natural Resources Co.	37,148	7,473,435
QEP Resources, Inc.	46,681	1,350,481
Range Resources Corp.#	42,553	3,661,686
Southwestern Energy Co.†	91,298	3,774,259
WPX Energy, Inc.†#	52,283	921,226

		118,011,628

Oil Companies-Integrated - 4.4%

Chevron Corp.	500,522	57,725,202
Exxon Mobil Corp.	1,136,962	109,455,332
Hess Corp.	74,002	5,922,380
Marathon Oil Corp.	181,320	6,074,220
Murphy Oil Corp.#	45,698	2,713,090
Phillips 66	156,063	11,682,876

		193,573,100

Oil Field Machinery & Equipment - 0.3%

Cameron International Corp.†#	61,914	3,966,211
FMC Technologies, Inc.†	61,619	3,095,738
National Oilwell Varco, Inc.	111,445	8,585,723

		15,647,672

Oil Refining & Marketing - 0.3%

Marathon Petroleum Corp.	78,326	6,579,384
Tesoro Corp.	34,593	1,764,589
Valero Energy Corp.	140,437	6,738,167

		15,082,140

Oil-Field Services - 1.2%

Baker Hughes, Inc.	115,376	7,300,993
Halliburton Co.	220,729	12,581,553
Schlumberger, Ltd.	342,788	31,879,284

		51,761,830

Paper & Related Products - 0.2%

International Paper Co.	115,475	5,645,573
MeadWestvaco Corp.#	46,288	1,732,560

		7,378,133

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	209,722	15,794,164

Pipelines - 0.5%

Kinder Morgan, Inc.	175,227	5,580,980
ONEOK, Inc.	53,659	3,173,393
Spectra Energy Corp.	174,441	6,503,161
Williams Cos., Inc.	177,880	7,346,444

		22,603,978

Publishing-Newspapers - 0.1%

Gannett Co., Inc.	59,359	1,765,930
Graham Holdings Co., Class B	1,179	847,348
News Corp., Class A†	129,528	2,374,248

		4,987,526

Publishing-Periodicals - 0.1%

Nielsen Holdings NV	65,845	3,117,102

Real Estate Investment Trusts - 2.1%

American Tower Corp.	102,699	8,366,888
Apartment Investment & Management Co., Class A	37,934	1,133,847
AvalonBay Communities, Inc.	31,645	4,081,256
Boston Properties, Inc.	39,802	4,474,939
Crown Castle International Corp.†	86,974	6,601,327
Equity Residential	87,269	5,102,618
General Growth Properties, Inc.	139,945	3,081,589
HCP, Inc.	118,718	4,602,697
Health Care REIT, Inc.	75,181	4,416,132
Host Hotels & Resorts, Inc.	196,848	3,872,000
Kimco Realty Corp.	106,630	2,373,584
Macerich Co.	36,558	2,198,233
Plum Creek Timber Co., Inc.#	46,091	1,995,279
Prologis, Inc.	129,823	5,347,409
Public Storage	37,639	6,360,991
Simon Property Group, Inc.	80,783	13,029,490
Ventas, Inc.	76,557	4,779,454
Vornado Realty Trust	45,305	4,362,418
Weyerhaeuser Co.	151,640	4,474,896

		90,655,047

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	72,429	2,024,391

Retail-Apparel/Shoe - 0.4%

Coach, Inc.#	73,019	3,564,057
Gap, Inc.	68,990	3,018,313
L Brands, Inc.#	63,486	3,576,166
PVH Corp.	21,227	2,683,730
Ross Stores, Inc.	56,410	4,106,648
Urban Outfitters, Inc.†	28,401	1,063,333

		18,012,247

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	8,844	4,761,963
O’Reilly Automotive, Inc.†	27,910	4,210,224

		8,972,187

Retail-Automobile - 0.1%

AutoNation, Inc.†#	16,805	884,615
CarMax, Inc.†#	58,179	2,817,609

		3,702,224

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	55,919	3,792,427

Retail-Building Products - 1.0%

Home Depot, Inc.	366,571	30,069,819
Lowe’s Cos., Inc.	272,226	13,619,467

		43,689,286

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A#	30,465	1,136,649

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	71,152	1,894,778

Retail-Discount - 1.5%

Costco Wholesale Corp.	113,706	13,280,861
Dollar General Corp.†	76,655	4,591,634
Dollar Tree, Inc.†	54,150	2,965,796
Family Dollar Stores, Inc.	25,158	1,647,849
Target Corp.	164,515	10,288,768
Wal-Mart Stores, Inc.	421,115	31,457,290

		64,232,198

Retail-Drug Store - 0.9%

CVS Caremark Corp.	309,767	22,656,358
Walgreen Co.	226,625	15,399,169

		38,055,527

Retail-Gardening Products - 0.1%

Tractor Supply Co.#	36,300	2,561,328

Retail-Jewelry - 0.1%

Tiffany & Co.	28,696	2,675,902

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	37,246	2,289,884
TJX Cos., Inc.	185,153	11,379,503

		13,669,387

Retail-Office Supplies - 0.1%

Staples, Inc.#	171,885	2,335,917

Retail-Pet Food & Supplies - 0.0%

PetSmart, Inc.#	27,026	1,812,364

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.#	52,381	2,943,288
Macy’s, Inc.	95,917	5,549,758

		8,493,046

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†#	8,058	4,554,462
Darden Restaurants, Inc.#	34,003	1,736,193
McDonald’s Corp.	258,958	24,639,854
Starbucks Corp.	196,160	13,919,514
Yum! Brands, Inc.	115,868	8,583,501

		53,433,524

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.	64,272	1,726,989

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	123,828	1,176,366
People’s United Financial, Inc.#	82,748	1,172,539

		2,348,905

Security Services - 0.0%

ADT Corp.#	47,786	1,467,508

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	80,979	4,115,353
Linear Technology Corp.#	60,931	2,854,008
QUALCOMM, Inc.	439,689	33,104,185

		40,073,546

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	313,404	5,942,140
KLA-Tencor Corp.	43,339	2,823,536
Lam Research Corp.†	42,258	2,186,006

		10,951,682

Steel-Producers - 0.1%

Nucor Corp.	82,847	4,162,233
United States Steel Corp.#	37,639	911,617

		5,073,850

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	28,107	893,240

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	376,694	7,258,893

Telecommunication Equipment - 0.1%

Harris Corp.	27,812	2,053,082
Juniper Networks, Inc.†	131,395	3,513,502

		5,566,584

Telephone-Integrated - 2.3%

AT&T, Inc.	1,371,155	43,780,979
CenturyLink, Inc.#	153,802	4,807,851
Frontier Communications Corp.#	260,138	1,269,473
Verizon Communications, Inc.	1,076,638	51,226,436
Windstream Holdings, Inc.#	155,178	1,244,528

		102,329,267

Television - 0.2%

CBS Corp., Class B	145,252	9,743,504

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	15,920	2,253,158

Tobacco - 1.4%

Altria Group, Inc.#	520,571	18,875,905
Lorillard, Inc.#	95,917	4,705,688
Philip Morris International, Inc.	416,987	33,738,418
Reynolds American, Inc.	81,569	4,146,152

		61,466,163

Tools-Hand Held - 0.1%

Snap-on, Inc.	15,134	1,697,581
Stanley Black & Decker, Inc.	40,391	3,354,068

		5,051,649

Toys - 0.1%

Hasbro, Inc.#	30,072	1,658,772
Mattel, Inc.	88,055	3,285,332

		4,944,104

Transport-Rail - 0.9%

CSX Corp.	263,872	7,311,893
Kansas City Southern	28,696	2,695,128
Norfolk Southern Corp.	80,390	7,388,645
Union Pacific Corp.	119,897	21,627,021

		39,022,687

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.#	39,507	2,048,833
Expeditors International of Washington, Inc.#	53,462	2,112,284
FedEx Corp.	77,441	10,325,209
Ryder System, Inc.	13,660	1,028,871
United Parcel Service, Inc., Class B	186,037	17,816,763

		33,331,960

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	52,578	4,287,736

Web Portals/ISP - 2.2%

Google, Inc., Class A†	73,019	88,765,548
Yahoo!, Inc.†	245,593	9,497,081

		98,262,629

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	59,948	3,968,558

Total Long-Term Investment Securities
(cost $2,489,351,978)		4,335,597,860

SHORT-TERM INVESTMENT SECURITIES - 4.9%
Registered Investment Companies - 3.8%

State Street Navigator Securities Lending Prime Portfolio(2)	167,080,671	167,080,671

U.S. Government Treasuries - 1.1%

United States Treasury Bills Disc. Notes
0.02% due 04/17/2014#	$25,000,000	24,999,266
0.03% due 04/17/2014#	5,000,000	4,999,804
0.04% due 03/20/2014#	15,000,000	14,999,719
0.07% due 03/13/2014(3)	4,500,000	4,499,902

		49,498,691

Total Short-Term Investment Securities
(cost $216,579,362)		216,579,362

REPURCHASE AGREEMENT - 0.2%

State Street Bank and Trust Co. Joint Repurchase Agreement(4)
(cost $8,436,000)	8,436,000	8,436,000

TOTAL INVESTMENTS
(cost $2,714,367,340)(5)	103.6%	4,560,613,222
Liabilities in excess of other assets	(3.6)	(158,289,889)

NET ASSETS	100.0%	$4,402,323,333

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 4
(2)	At February 28, 2014, the Fund had loaned securities with a total value of $212,441,547. This was secured by collateral of $167,080,671, which was received in cash and subsequently invested in short-term investments currently valued at $167,080,671 as reported in the portfolio of investments. Additional collateral of $50,338,440 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2014
Federal Home Loan Mtg. Corp.	3.50% to 4.00%	06/15/2040 to 06/15/2041	$1,680,929
Federal National Mtg. Assoc.	1.82% to 4.00%	02/25/2022 to 05/25/2042	41,923,617
Government National Mtg. Assoc.	1.00% to 4.00%	06/20/2036 to 01/16/2040	5,112,464
United States Treasury Bills	zero coupon	04/03/2014	89,496
United States Treasury Notes/Bonds	0.13% to 4.00%	07/31/2014 to 02/15/2023	1,531,934

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2014	Unrealized Appreciation (Depreciation)

693	Long	S&P 500 E-Mini Index	March 2014	$63,733,936	$64,365,840	$631,904

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical - Drugs	$260,546,259	$—	$—	$260,546,259
Other Industries*	4,075,051,601	—	—	4,075,051,601
Short-Term Investment Securities:
Registered Investment Companies	167,080,671	—	—	167,080,671
U.S. Government Treasuries	—	49,498,691	—	49,498,691
Repurchase Agreement	—	8,436,000	—	8,436,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	631,904	—	—	631,904

Total	$4,503,310,435	$57,934,691	$—	$4,561,245,126

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2014 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Advertising Agencies - 0.7%

Interpublic Group of Cos., Inc.	49,450	$876,254

Aerospace/Defense - 1.6%

Boeing Co.	6,147	792,471
Spirit Aerosystems Holdings, Inc., Class A†	40,805	1,176,408

		1,968,879

Aerospace/Defense-Equipment - 1.4%

United Technologies Corp.	14,030	1,641,791

Applications Software - 1.4%

Microsoft Corp.	44,634	1,709,929

Auto-Cars/Light Trucks - 0.4%

General Motors Co.	11,614	420,427

Auto-Heavy Duty Trucks - 0.8%

PACCAR, Inc.	14,640	963,898

Banks-Commercial - 1.2%

BB&T Corp.	38,715	1,463,427

Banks-Super Regional - 6.3%

PNC Financial Services Group, Inc.	34,473	2,819,202
Wells Fargo & Co.	103,036	4,782,931

		7,602,133

Beverages-Wine/Spirits - 1.0%

Diageo PLC ADR	9,810	1,233,215

Brewery - 1.2%

Anheuser-Busch InBev NV ADR	13,295	1,390,790

Building-Residential/Commercial - 1.1%

PulteGroup, Inc.	61,400	1,288,786

Cable/Satellite TV - 1.4%

Comcast Corp., Class A	31,544	1,630,509

Chemicals-Diversified - 2.0%

Dow Chemical Co.	31,743	1,546,201
E.I. du Pont de Nemours & Co.	11,932	794,910

		2,341,111

Computers-Memory Devices - 1.8%

EMC Corp.	81,435	2,147,441

Diversified Banking Institutions - 7.6%

Citigroup, Inc.	47,360	2,303,117
Credit Suisse Group AG ADR	21,228	665,922
Goldman Sachs Group, Inc.	10,732	1,786,341
JPMorgan Chase & Co.	76,847	4,366,447

		9,121,827

Diversified Manufacturing Operations - 6.2%

3M Co.	8,890	1,197,750
Eaton Corp. PLC	23,225	1,735,140
General Electric Co.	89,624	2,282,723
Illinois Tool Works, Inc.	12,712	1,048,740
Ingersoll-Rand PLC	18,854	1,152,733

		7,417,086

Electric-Integrated - 2.5%

Edison International	18,684	978,481
NextEra Energy, Inc.	7,085	647,498
Northeast Utilities	30,634	1,361,682

		2,987,661

Electronic Components-Semiconductors - 2.8%

Intel Corp.	81,052	2,006,848
Xilinx, Inc.	26,171	1,366,126

		3,372,974

Finance-Consumer Loans - 0.5%

Santander Consumer USA Holdings, Inc.†	24,100	610,453

Finance-Other Services - 1.3%

IntercontinentalExchange Group, Inc.	7,360	1,537,062

Food-Misc./Diversified - 0.7%

Kraft Foods Group, Inc.	15,221	841,265

Home Decoration Products - 1.0%

Newell Rubbermaid, Inc.	37,285	1,197,221

Insurance Brokers - 1.9%

Marsh & McLennan Cos., Inc.	46,685	2,248,350

Insurance-Life/Health - 1.2%

Principal Financial Group, Inc.	30,629	1,389,025

Insurance-Multi-line - 1.8%

ACE, Ltd.	22,234	2,176,042

Insurance-Property/Casualty - 0.6%

Chubb Corp.	8,368	732,033

Internet Security - 1.3%

Symantec Corp.	70,355	1,511,225

Investment Management/Advisor Services - 2.9%

Ameriprise Financial, Inc.	13,511	1,472,564
BlackRock, Inc.	6,388	1,947,318

		3,419,882

Medical Products - 2.6%

Baxter International, Inc.	19,740	1,371,930
Covidien PLC	24,032	1,729,102

		3,101,032

Medical-Biomedical/Gene - 1.2%

Amgen, Inc.	12,066	1,496,425

Medical-Drugs - 7.4%

AstraZeneca PLC ADR	20,310	1,376,206
Johnson & Johnson	13,808	1,271,993
Merck & Co., Inc.	59,748	3,405,038
Pfizer, Inc.	13,474	432,650
Roche Holding AG	6,204	1,914,458
Zoetis, Inc.	15,676	486,269

		8,886,614

Medical-HMO - 1.9%

UnitedHealth Group, Inc.	30,055	2,322,350

Multimedia - 0.9%

Thomson Reuters Corp.	31,820	1,092,699

Networking Products - 2.5%

Cisco Systems, Inc.	139,319	3,037,154

Oil Companies-Exploration & Production - 4.3%

Anadarko Petroleum Corp.	13,010	1,094,922
EOG Resources, Inc.	6,575	1,245,436
Occidental Petroleum Corp.	16,190	1,562,659
Southwestern Energy Co.†	28,824	1,191,584

		5,094,601

Oil Companies-Integrated - 5.9%

Chevron Corp.	30,401	3,506,147

Exxon Mobil Corp.	23,877	2,298,639
Marathon Oil Corp.	37,387	1,252,465

		7,057,251

Oil-Field Services - 1.6%

Halliburton Co.	33,850	1,929,450

Paper & Related Products - 0.9%

International Paper Co.	23,215	1,134,981

Real Estate Investment Trusts - 1.0%

Host Hotels & Resorts, Inc.	61,700	1,213,639

Retail-Apparel/Shoe - 1.2%

PVH Corp.	11,580	1,464,059

Retail-Auto Parts - 1.2%

AutoZone, Inc.†	2,740	1,475,326

Retail-Building Products - 2.3%

Home Depot, Inc.	14,554	1,193,864
Lowe’s Cos., Inc.	30,190	1,510,406

		2,704,270

Retail-Drug Store - 1.4%

CVS Caremark Corp.	22,794	1,667,153

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.	13,790	847,809

Semiconductor Components-Integrated Circuits - 2.5%

Analog Devices, Inc.	22,979	1,167,793
Maxim Integrated Products, Inc.	54,365	1,778,279

		2,946,072

Steel-Producers - 1.3%

Nucor Corp.	13,225	664,424
Steel Dynamics, Inc.	47,986	836,876

		1,501,300

Telephone-Integrated - 1.6%

Verizon Communications, Inc.	40,715	1,937,220

Television - 0.9%

CBS Corp., Class B	16,175	1,085,019

Tobacco - 0.8%

Philip Morris International, Inc.	11,627	940,741

Total Long-Term Investment Securities (cost $86,472,769)		118,175,861

REPURCHASE AGREEMENT - 1.0%

Agreement with State Street bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $1,165,000 and collateralized by $1,295,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,189,167 (cost $1,165,000)	$1,165,000	1,165,000

TOTAL INVESTMENTS (cost $87,637,769)(1)	99.7%	119,340,861
Other assets less liabilities	0.3	360,936

NET ASSETS	100.0%	$119,701,797

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28 , 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$7,602,133	$—	$—	$7,602,133
Diversified Banking Institutions	9,121,827	—	—	9,121,827
Diversified Manufacturing Operations	7,417,086	—	—	7,417,086
Medical - Drugs	8,886,614	—	—	8,886,614
Oil Companies-Integrated	7,057,251	—	—	7,057,251
Other Industries*	78,090,950	—	—	78,090,950
Repurchase Agreement	—	1,165,000	—	1,165,000

Total	$118,175,861	$1,165,000	$—	$119,340,861

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,914,458 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 28, 2014 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of February 28, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments:

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended February 28, 2014, the Global Strategy Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of February 28, 2014, the Global Strategy Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended February 28, 2014, the Asset Allocation Fund, Dynamic Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. As of February 28, 2014, the following Funds had open futures contracts: Dynamic Allocation Fund, Global Social Awareness Fund, Growth & Income Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended February 28, 2014, the Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of February 28, 2014, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended February 28, 2014 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2013	2,369	$1,536,253
Options Written	1,594	597,173
Options terminated in closing purchase transactions	(776)	(423,854)
Options exercised	(595)	(157,286)
Options expired	(1,946)	(1,214,861)

Options Outstanding as of February 28, 2014	646	$337,425

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Funds to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Funds may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Portfolio of Investments.

The following tables represent the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of February 28, 2014, please refer to the Portfolio of Investments.

Asset Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)	$—	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $0

	Dynamic Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Futures contracts (variation margin)(2)(3)	$59,718	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $24,351,363

(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $233,438 as reported in the Portfolio of Investments.

Emerging Economies Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)	$—	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $7,042,683

	Global Social Awareness Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$6,845	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $9,725,893
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $104,824 as reported in the Portfolio of Investments.

	Global Strategy Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$1,002,125	$2,723,468

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $150,694,826

	Growth & Income Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$2,229	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $474,851
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $25,983 as reported in the Portfolio of Investments.

	Health Sciences Fund
Derivative Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts(2)(3)
Call and put options purchased, at value	$—	$—
Call and put options written, at value	—	430,750

	$—	$430,750

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $688
(3)	The average value outstanding for equity written options contracts was $537,374

	International Equities Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$17,100	$330

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $14,883,969
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $140,711 as reported in the Portfolio of Investments.

	Mid Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$62,600	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $60,285,297
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $1,949,566 as reported in the Portfolio of Investments.

	NASDAQ-100® Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$16,125

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $6,160,308
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $515,250 as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$271,890

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $36,045,716
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $3,455,361 as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$128,205	$—

(1)	The Fund’s derivative contracts held during the period ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $69,839,244
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $631,904 as reported in the Portfolio of Investments.

Note 3. Repurchase Agreements

As of February 28, 2014, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	2.18%	$4,084,000
Mid Cap Index	4.85%	9,093,000
Money Market I	7.32%	13,704,000
Nasdaq-100® Index	4.15%	7,773,000
Small Cap Index	8.22%	15,391,000
Stock Index	4.50%	8,436,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated February 28, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $187,311,000, a repurchase price of $187,311,000, and a maturity date of March 3, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	11/30/2017	$45,280,000	$44,657,400
U.S. Treasury Notes	0.88%	1/31/2017	50,000,000	50,250,000
U.S. Treasury Notes	3.13%	10/31/2016	89,340,000	96,152,175

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of VALIC Co. I or VALIC Co. II and securities issued by American International Group (“AIG”) or an affiliate thereof. During the period ended February 28, 2014, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Market Value at 05/31/2013	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2014
VALIC Co. I Blue Chip Growth Fund	$3,568,511	$14,909	$335,945	$5,246,157	$854,652	$205,171	$1,185,536	$9,350,723
VALIC Co. I Broad Cap Value Income Fund	3,629,052	112,964	—	5,008,267	461,995	90,981	756,396	9,022,701
VALIC Co. I Capital Conservation Fund	4,666,730	349,684	169,926	8,356,224	108,966	(3,765)	(311,007)	12,599,216
VALIC Co. I Dividend Value Fund	2,135,458	103,508	—	3,088,433	139,670	20,184	282,040	5,386,445
VALIC Co. I Emerging Economies Fund	1,968,745	78,716	—	3,525,162	46,700	(2,063)	(156,355)	5,288,789
VALIC Co. I Foreign Value Fund	2,101,586	98,941	—	3,036,123	273,461	34,356	545,152	5,443,756
VALIC Co. I Global Real Estate Fund	1,332,625	186,541	225,403	2,652,253	31,133	1,310	(302,680)	3,652,375
VALIC Co. I Government Securities Fund	4,654,592	196,490	32,163	6,315,159	1,741,999	(78,950)	(170,432)	8,978,370
VALIC Co. I Growth & Income Fund	2,148,938	40,223	—	2,977,406	242,781	47,569	555,915	5,487,047
VALIC Co. I Growth Fund	3,531,405	73,403	—	4,968,706	397,226	78,540	1,049,681	9,231,106
VALIC Co. I Inflation Protected Fund	1,312,207	66,431	17,587	2,397,578	31,133	(2,374)	(85,601)	3,590,677
VALIC Co. I International Equities Fund	2,716,150	168,764	—	4,085,009	102,086	9,206	563,997	7,272,276
VALIC Co. I International Government Bond Fund	656,281	31,742	19,806	1,186,561	15,567	(1,243)	(18,733)	1,807,299
VALIC Co. I International Growth Fund	2,055,005	91,444	—	3,032,789	89,203	8,026	456,120	5,462,737
VALIC Co. I Large Cap Core Fund	2,157,554	48,273	354,568	3,340,023	245,190	48,882	151,879	5,453,148
VALIC Co. I Stock Index Fund	10,688,915	427,427	599,178	15,712,517	940,633	176,183	1,718,543	27,355,525
VALIC Co. I Value Fund	3,594,601	139,936	—	5,067,296	217,393	33,946	598,466	9,076,916
VALIC Co. II Capital Appreciation Fund	2,119,252	—	—	2,937,182	381,748	83,243	904,346	5,662,275
VALIC Co. II Core Bond Fund	4,011,309	—	—	8,459,110	108,966	(3,374)	244,965	12,603,044
VALIC Co. II High Yield Bond Fund	679,509	—	—	1,066,145	15,567	317	79,691	1,810,095
VALIC Co. II Large Cap Value Fund	2,159,594	—	—	2,937,182	232,869	46,771	542,902	5,453,580
VALIC Co. II Mid Cap Growth Fund	2,119,288	—	—	2,937,183	181,047	30,612	718,809	5,624,845
VALIC Co. II Mid Cap Value Fund	2,141,128	—	—	2,937,183	291,914	58,872	686,593	5,531,862
VALIC Co. II Small Cap Growth Fund	1,460,614	—	—	1,958,121	365,373	92,798	586,994	3,733,154
VALIC Co. II Small Cap Value Fund	1,442,536	—	—	1,958,121	143,987	28,565	354,186	3,639,421
VALIC Co. II Strategic Bond Fund	670,371	—	—	2,839,901	31,133	(767)	137,946	3,616,318

	$69,721,956	$2,229,394	$1,754,577	$108,025,791	$7,692,392	$1,002,996	$11,075,349	$182,133,700

Stock Index Fund

Security	Market Value at 05/31/13	Income	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/ (Loss)	Market Value at 02/28/2014
American International Group, Inc. Common Stock	$17,778,576	$39,186	$2,860	$819,865	$(20,022,481)	$22,131,778	$19,070,868

Note 5. Federal Income Taxes

As of February 28, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$153,889,238	$21,249,219	$(2,770,141)	$18,479,078
Blue Chip Growth	383,282,434	258,521,146	(1,039,640)	257,481,506
Broad Cap Value Income	38,777,360	13,204,136	(761,887)	12,442,249
Capital Conservation	202,916,326	3,308,131	(2,175,317)	1,132,814
Core Equity	228,184,911	66,090,575	(3,499,854)	62,590,721
Dividend Value	500,545,951	120,091,417	(8,767,191)	111,324,226
Dynamic Allocation	207,173,642	14,876,420	(1,834,968)	13,041,452
Emerging Economies	646,730,083	54,057,844	(47,409,238)	6,648,606
Foreign Value	871,775,240	222,305,222	(45,616,095)	176,689,127
Global Real Estate	359,473,196	44,438,992	(24,000,896)	20,438,096
Global Social Awareness	379,467,768	65,226,130	(10,438,918)	54,787,212
Global Strategy	468,934,865	106,597,153	(14,771,468)	91,825,685
Government Securities	166,107,073	3,423,305	(2,354,301)	1,069,004
Growth	870,942,918	191,855,181	(6,532,490)	185,322,691
Growth & Income	107,625,716	10,801,268	(2,550,715)	8,250,553
Health Sciences	382,621,215	241,080,711	(3,449,827)	237,630,884
Inflation Protected	430,322,197	24,881,670	(9,888,207)	14,993,463
International Equities	1,011,755,873	197,783,886	(57,687,366)	140,096,520
International Government Bond	179,354,196	5,873,948	(7,996,777)	(2,122,829)
International Growth	510,825,743	147,854,404	(17,366,603)	130,487,801
Large Cap Core	147,304,919	37,477,344	(896,104)	36,581,240
Large Capital Growth	388,948,537	42,359,415	(7,386,671)	34,972,744
Mid Cap Index	2,529,024,203	1,111,894,465	(118,523,410)	993,371,055
Mid Cap Strategic Growth	276,816,405	98,125,996	(6,574,627)	91,551,369
Money Market I	381,160,188	—	—	—
Nasdaq-100® Index	149,478,121	111,170,174	(2,486,606)	108,683,568
Science & Technology	823,559,229	246,835,974	(27,839,564)	218,996,410
Small Cap Aggressive Growth	100,352,240	23,186,244	(2,497,163)	20,689,081
Small Cap	315,222,953	131,152,814	(7,945,088)	123,207,726
Small Cap Index	970,740,524	414,318,077	(84,389,250)	329,928,827
Small Cap Special Values	242,331,257	55,543,508	(9,514,088)	46,029,420
Small -Mid Growth	126,775,894	20,161,012	(2,683,984)	17,477,028
Stock Index	2,784,868,369	1,936,272,495	(160,527,642)	1,775,744,853
Value	87,954,154	32,209,810	(823,103)	31,386,707

*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2013.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: April 28, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: April 28, 2014